        As filed with the Securities and Exchange Commission on January 27, 2005
                                               Securities Act File No. 033-23512
                                       Investment Company Act File No. 811-05629

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933         /X/

                         Pre-Effective Amendment No.                       / /

                       Post-Effective Amendment No. 62                     /X/

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940     /X/

                              Amendment No. 62                             /X/
                        (Check appropriate box or boxes)

                               ING INVESTORS TRUST
                 (Exact Name of Registrant Specified in Charter)

                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

              Ernest J. C'DeBaca                         With copies to:
            ING U.S Legal Services                   Jeffrey S. Puretz, Esq.
       7337 East Doubletree Ranch Road                       Dechert
             Scottsdale, AZ 85258                      1775 I Street, N.W.
   (Name and Address of Agent for Service)            Washington, DC 20006

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

/ /   Immediately upon filing pursuant to paragraph (b)      / /   on (date) pursuant to paragraph (b)

/ /   60 days after filing pursuant to paragraph (a)(1)      / /   on (date), pursuant to paragraph (a)(1)

/ /   75 days after filing pursuant to paragraph (a)(2)      /X/   on April 12, 2005, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                               ING INVESTORS TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*  Cover Sheet

*  Contents of Registration Statement

* Preliminary Prospectus pertaining to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios

*  ING Investors Trust Service 2 Class Prospectus - Book 1

*  ING Investors Trust Service 2 Class Prospectus - Book 2

*  ING Investors Trust Institutional Class Prospectus - Book 1

*  ING Investors Trust Institutional Class Prospectus - Book 2

*  ING Investors Trust Adviser Class Prospectus - Book 1

*  ING Investors Trust Adviser Class Prospectus - Book 2

*  ING Investors Trust Service Class Prospectus - Book 1

*  ING Investors Trust Service Class Prospectus - Book 2

*  ING Investors Trust American Funds Prospectus

*  ING Investors Trust ING LifeStyle Portfolios Prospectus

* Preliminary Statement of Additional Information pertaining to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico
   International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios

* ING Investors Trust Service 2 Class, Institutional Class and Service Class Statement of Additional Information

*  ING Investors Trust Adviser Class Statement of Additional Information

*  ING Investors Trust American Funds Statement of Additional Information

*  ING Investors Trust ING LifeStyle Portfolios Statement of Additional
   Information

*  Part C

*  Signature Page

                             ING INVESTORS TRUST
                                  ("TRUST")
                      SUPPLEMENT DATED JANUARY 27, 2005
                       TO THE PRELIMINARY PROSPECTUS OF
                  ING FMR (SM) EARNINGS GROWTH PORTFOLIO
                 ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
             ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
                        ING MFS UTILITIES PORTFOLIO
                        ING PIONEER FUND PORTFOLIO
                    ING PIONEER MID CAP VALUE PORTFOLIO

The following is added to the current Prospectus(es) of the above listed Registrant;

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

Directed Services, Inc. ("DSI"), the adviser to the Trust, has reported to the Board of Trustees (the "Board") of the Trust that, like many U.S. financial services companies, DSI and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSI has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSI reported that management of U.S. affiliates of ING Groep N.V., including DSI (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

DSI has advised the Board that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. DSI further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSI has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, DSI reported to the Board that, at this time, these instances include the following:

     o ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements. As permitted under NASD procedures, IFD may respond to the NASD staff before the staff makes a final recommendation.
     o Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain IN G Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.
     o ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.
     o In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on September 9, 2004. These Forms 8-K can be accessed through the SEC's Web site at http://WWW.SEC.GOV. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

DSI reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSI advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSI reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

     o ING has agreed with the Trust and the other ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. DSI reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.
     o ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.
     o The ING Funds, including the Trust, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.
     o ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds, including the Trust, sold to the public through financial intermediaries. ING does not make exceptions to these policies.
     o ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             ING INVESTORS TRUST
                                   ("TRUST")
                        SUPPLEMENT DATED MAY 1, 2005
                       TO THE CURRENT PROSPECTUSES OF
                  ALL FUND EXCEPT ING LIFESTYLE PORTFOLIOS
                      AND ING AMERICAN FUND PORTFOLIOS

The following is added to the current Prospectus(es) of the above listed Registrant;

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

Directed Services, Inc. ("DSI"), the adviser to the Trust, has reported to the Board of Trustees (the "Board") of the Trust that, like many U.S. financial services companies, DSI and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSI has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSI reported that management of U.S. affiliates of ING Groep N.V., including DSI (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

DSI has advised the Board that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. DSI further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSI has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, DSI reported to the Board that, at this time, these instances include the following:

     o ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements. As permitted under NASD procedures, IFD may respond to the NASD staff before the staff makes a final recommendation.
     o Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain IN G Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.
     o ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.
     o In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on September 9, 2004. These Forms 8-K can be accessed through the SEC's Web site at http://WWW.SEC.GOV. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

DSI reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSI advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSI reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

     o ING has agreed with the Trust and the other ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. DSI reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.
     o ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.
     o The ING Funds, including the Trust, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.
     o ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds, including the Trust, sold to the public through financial intermediaries. ING does not make exceptions to these policies.
     o ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING INVESTORS TRUST
                               (THE "REGISTRANT")
                          SUPPLEMENT DATED MAY 1, 2005
                         TO THE CURRENT PROSPECTUSES OF
                           ING LIFESTYLE PORTFOLIOS
                       AND ING AMERICAN FUNDS PORTFOLIOS



The following is added to the current ING Lifestyles and ING American Funds Prospectus(es) of the above listed Registrant;

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Board") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

   - ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC ("IFD") has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements. As permitted under NASD procedures, IFD may respond to the NASD staff before the staff makes a final recommendation.
   - Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.
   - ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.
   - In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on September 9, 2004. These Forms 8-K can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

   - ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.
   - ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.
   - The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.
   - ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.
   - ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

ING INVESTORS TRUST


PROSPECTUS
JANUARY 27, 2005
SUBJECT TO COMPLETION
MAY 1, 2005
INSTITUTIONAL CLASS
SERVICE CLASS


INTERNATIONAL FUND
  ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

STOCK FUNDS
  ING FMR(SM) EARNINGS GROWTH PORTFOLIO
  ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
  ING MFS UTILITIES PORTFOLIO
  ING PIONEER FUND PORTFOLIO
  ING PIONEER MID CAP VALUE PORTFOLIO


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS AND SERVICE CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                          PAGE
INTRODUCTION
  ING Investors Trust                                                        2
  Investment Adviser                                                         2
  Portfolios and Portfolio Managers                                          2
  Classes of Shares                                                          2
  Investing through your Variable Contract
    or Qualified Plan                                                        2
  Why Reading this Prospectus is Important                                   2

DESCRIPTION OF THE PORTFOLIOS
  ING FMR(SM) Earnings Growth Portfolio                                      3
  ING JPMorgan Value Opportunities Portfolio                                 5
  ING Marsico International
    Opportunities Portfolio                                                  7
  ING MFS Utilities Portfolio                                                9
  ING Pioneer Fund Portfolio                                                11
  ING Pioneer Mid Cap Value Portfolio                                       13

PORTFOLIO FEES AND EXPENSES                                                  15

SUMMARY OF PRINCIPAL RISKS                                                   18

MORE INFORMATION
  Percentage and Rating Limitation                                          22
  A Word about Portfolio Diversity                                          22
  Additional Information about the Portfolios                               23
  Non-Fundamental Investment Policies                                       23
  Temporary Defensive Positions                                             23
  Administrative Services                                                   23
  Portfolio Distribution                                                    24
  Classes of Shares                                                         24
  Service Fees                                                              24
  Interests of the Holders of
    Variable Insurance Contracts and Policies
    and Qualified Retirement Plans                                          24
  Frequent Trading - Market Timing                                          24
  Portfolio Holdings Disclosure Policy                                      25
  Reports to Shareholders                                                   25
  Custodian                                                                 25
  Legal Counsel                                                             25
  Independent Registered Public Accounting
    Firm                                                                    25

OVERALL MANAGEMENT OF THE TRUST
  The Adviser                                                               26
  Management Fee                                                            26

NET ASSET VALUE                                                              26

TAXES AND DISTRIBUTIONS                                                      27

FINANCIAL HIGHLIGHTS                                                         29

TO OBTAIN MORE INFORMATION                                                 Back

ING INVESTORS TRUST TRUSTEES                                               Back


AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

INVESTMENT ADVISER

Directed Services, Inc. ("DSI" or "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries and more than 100,000 employees.

PORTFOLIOS AND PORTFOLIO MANAGERS

ING FMR(SM) Earnings Growth Portfolio
ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management Inc.
ING Marsico International Opportunities Portfolio - Marsico Capital Management, LLC
ING MFS Utilities Portfolio - Massachusetts Financial Services Company
ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

CLASSES OF SHARES

Pursuant to a multiple class plan (the "Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Institutional Class ("Class I"), and Service Class ("Class S") shares. For more information about Class I and Class S shares, please refer to the section of this Prospectus entitled "Classes of Shares."

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Shares of the Portfolios of the Trust may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, strategy and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

                                        2
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                            DESCRIPTION OF PORTFOLIOS
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ING FMR(SM) EARNINGS GROWTH PORTFOLIO

PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests primarily in common stocks.

The Portfolio Manager invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Portfolio Manager may also use various techniques, such as buying and selling futures contracts and other investment companies, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

                                        3
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PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR is 82 Devonshire Street, Boston, MA 02109. As of September 30, 2004, FMR and its wholly owned subsidiaries had over $1.0 trillion in total assets under management.

The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Joseph W. Day       Vice President and Portfolio Manager

                    Joseph W. Day is Portfolio Manager to the Earnings Growth
                    Portfolio. Since joining Fidelity Investments in 1984, Mr.
                    Day has worked as a research analyst and manager.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Portfolio Managers builds a portfolio that they believe have characteristics of undervalued securities.

Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies, including shares of affiliated money market funds.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                                  MORTGAGE RISK
                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

                                        5
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PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

JPMorgan is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of September 30, 2004, JPMorgan and its affiliates had over $734 billion in assets under management.

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Bradford L. Frishberg         Mr. Frishberg, Managing Director, founded and leads JPMorgan's large cap Active Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's London office, then moved to JPMorgan's Tokyo office before returning to New
                              York in 2000. Prior to that, Mr. Frishberg managed portfolios for
                              Aetna Investment Management in Hong Kong. He holds a B.A. in business economics from Brown University and an M.A. degree in economics from
                              Trinity College. He is also a CFA charterholder.

Alan Gutmann                  Mr. Gutmann, Vice President and a new member of the team, has worked for JPMorgan since 2003. Prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at First Manhattan Co.
                              in 2001 and Oppenheimer Capital from 1991-2000.

                                        6
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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from at least three different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential.

Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

The Portfolio may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

In selecting investments for the Portfolio, the Portfolio Manager uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Portfolio Manager also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries and companies that should benefit from the overall trends the Portfolio Manager has observed.

The Portfolio Manager then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manager focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (E.G., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Portfolio Manager may visit with various levels of a company's management, as well as with its customers, suppliers and competitors. The Portfolio Manager also prepares detailed earnings and cash flow models of companies. These models enable the Portfolio Manager to attempt to project potential earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and estimated potential future performance. The models include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

                                        7
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The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                              MID-CAP COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of September 30, 2004, Marsico managed over $36.4 billion in assets.

The following person at Marsico is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
James G. Gendelman       Portfolio Manager

                         Prior to joining Marsico in May of 2000, Mr. Gendelman spent 13 years as a Vice President of International
                         Sales for Goldman, Sachs & Co. He holds a bachelor's degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr.
                         Gendelman was a certified public accountant for Ernst &
                         Young from 1983 to 1985.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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ING MFS UTILITIES PORTFOLIO

PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Capital growth and current income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager considers a company to be in the utilities industry if, at the time of investment, the Portfolio Manager determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:

   - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

   - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio Manager uses a bottom-up, as opposed to top-down, investment style. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager. In performing this analysis and selecting securities for the Portfolio, the Portfolio Manager places a particular emphasis on each of the following factors:

   -  the current regulatory environment;

   -  the strength of the company's management team; and

   - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.

In selecting fixed-income investments for the Portfolio, the Portfolio Manager considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Portfolio Manager's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

   -  equity securities of foreign companies in the utilities industry;

   -  fixed-income securities of foreign companies in the utilities industry;
      and

   -  fixed-income securities issued by foreign governments.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              HIGH YIELD BOND RISK
                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK
                               OTC INVESTMENT RISK
                                   SECTOR RISK
                             UTILITIES INDUSTRY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.

MORE ON THE PORTFOLIO MANAGER

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect, wholly- owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $134 billion as of September 30, 2004.

The Portfolio is managed by Maura A. Shaughnessy, Senior Vice President and Portfolio Manager. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991.

                                       10
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ING PIONEER FUND PORTFOLIO

PORTFOLIO MANAGER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

The Portfolio Manager uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Portfolio Manager to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Portfolio Manager evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Portfolio Manager employs due diligence and fundamental research, as well as an evaluation of the issuer based on its financial statements and operations. The Portfolio Manager also considers a security's potential to provide a reasonable amount of income. The Portfolio Manager relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Portfolio Manager focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Portfolio Manager looks for in selecting investments include:

   -  Favorable expected returns relative to perceived risk;

   -  Above average potential for earnings and revenue growth;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

   - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

                                       11
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PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.

MORE ON THE PORTFOLIO MANAGER

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of September 30, 2004, assets under management were over $155.8 billion worldwide, including over $36.1 billion in assets under management by Pioneer.

Day-to-day management of the Portfolio is the responsibility of John A. Carey, Portfolio Manager, and Walter Hunnewell, Jr., Assistant Portfolio Manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Carey and Mr. Hunnewell may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is Director of Portfolio Management and an Executive Vice President of Pioneer. Mr. Carey joined Pioneer as an analyst in 1979. Mr. Hunnewell is a Vice President of Pioneer. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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ING PIONEER MID CAP VALUE PORTFOLIO

PORTFOLIO MANAGER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Portfolio Manager uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Portfolio Manager evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Portfolio Manager employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Portfolio Manager relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Portfolio Manager focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Portfolio Manager looks for in selecting investments include:

   -  Favorable expected returns relative to perceived risk;

   -  Management with demonstrated ability and commitment to the company;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales;

   - Turnaround potential for companies that have been through difficult periods;

   - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

   - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                              VALUE INVESTING RISK

                                       13
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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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Please see "Summary of Principal Risks" following the "Description of the
Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.

MORE ON THE PORTFOLIO MANAGER

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of September 30, 2004, assets under management were over $155.8 billion worldwide, including over $36.1 billion in assets under management by Pioneer.

Day-to-day management of the Portfolio is the responsibility of J. Rodman Wright, Portfolio Manager, and Sean Gavin, Assistant Portfolio Manager. The Portfolio Managers are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. The portfolio managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Wright is a senior vice president of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988. Mr. Gavin is a Vice President and joined Pioneer in 2002 as an Assistant Portfolio Manager. Prior to joining Pioneer, Mr. Gavin was employed as an analyst at Boston Partners from 2000 to 2002 and at Delphi Management from 1998 to 2000.

                                       14
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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses paid each year by a Portfolio. These expenses are are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS I SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                                                DISTRIBUTION                 TOTAL         WAIVERS,       TOTAL NET
                                                   MANAGEMENT      (12b-1)      OTHER      OPERATING    REIMBURSEMENTS    OPERATING
                                                      FEE           FEE       EXPENSES      EXPENSES  AND RECOUPMENTS(3)   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) Earnings Growth Portfolio                 0.62%         0.00%    0.15%(3)(4)      0.77%        (0.02)%(5)       0.75%
ING JPMorgan Value Opportunities Portfolio            0.40%         0.00%    0.15%(2)(4)      0.55%        (0.02)%(5)       0.53%
ING Marsico International Opportunities Portfolio     0.54%         0.00%    0.17%%(2)(4)     0.71%        (0.03)%(5)       0.68%
ING MFS Utilities Portfolio                           0.60%         0.00%    0.15%(2)(4)      0.75%         0.00%(5)        0.75%
ING Pioneer Fund Portfolio                            0.75%         0.00%    0.01%(3)(4)      0.76%         0.00%           0.76%
ING Pioneer Mid Cap Value Portfolio                   0.75%         0.00%    0.01%(3)(4)      0.76%         0.00%           0.76%

(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets.

(2) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios.

(3) The Management Agreement between the Trust and its manager, Directed Services, Inc., ("DSI") provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4) "Other Expenses" for the Portfolios are estimated because they had not commenced operations as of December 31, 2004.

(5) Directed Services, Inc. ("DSI"), the manager, has entered into a written expense limitation agreement with respect to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios under which it will limit expenses of those Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupment." The expense limitation agreement will continue through at least May 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Class I shares of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The

                                       15
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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

Example also assumes that your investment has a 5% return each year and that the Class I shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           1 YEAR      3 YEARS
--------------------------------------------------------------------------------
ING FMR(SM) Earnings Growth Portfolio(1)                 $       77   $      244
ING JPMorgan Value Opportunities Portfolio(1)            $       54   $      174
ING Marsico International Opportunities Portfolio(1)     $       69   $      224
ING MFS Utilities Portfolio(1)                           $       77   $      240
ING Pioneer Fund Portfolio                               $       78   $      243
ING Pioneer Mid Cap Value Portfolio                      $       78   $      243

(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-year period.

                                       16
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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                                 CLASS S SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                                                                            TOTAL        WAIVERS,       TOTAL NET
                                 MANAGEMENT   DISTRIBUTION    SHAREHOLDER      OTHER      OPERATING   REIMBURSEMENTS,   OPERATING
                                    FEE        (12b-1) FEE    SERVICES FEE    EXPENSES     EXPENSES   AND RECOUPMENTS    EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) Earnings
  Growth Portfolio                  0.62%          0.00%          0.25%      0.15%(2)(4)     1.02%        (0.02)%(5)       1.00%
ING JPMorgan Value
  Opportunities Portfolio           0.40%          0.00%          0.25%      0.15%(2)(4)     0.80%        (0.02)%(5)       0.78%
ING Marsico International
  Opportunities Portfolio           0.54%          0.00%          0.25%      0.17%(2)(4)     0.96%        (0.03)%5)        0.93%
ING MFS Utilities Portfolio         0.60%          0.00%          0.25%      0.15%(2)(4)     1.00%         0.00%(5)        1.00%
ING Pioneer Fund Portfolio          0.75%          0.00%          0.25%      0.01%(3)(4)     1.01%         0.00%           1.01%
ING Pioneer Mid Cap
  Value Portfolio                   0.75%          0.00%          0.25%      0.01%(3)(4)     1.01%         0.00%           1.01%

(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets.

(2) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios.

(3) The Management Agreement between the Trust and its manager, Directed Services, Inc., ("DSI") provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4) "Other Expenses" for the Portfolios are estimated because they had not commenced operations as of December 31, 2004.

(5) Directed Services, Inc. ("DSI"), the manager, has entered into a written expense limitation agreement with respect to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios under which it will limit expenses of those Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupment." The expense limitation agreement will continue through at least May 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Class S shares of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 YEAR        3 YEARS
--------------------------------------------------------------------------------
ING FMR(SM) Earnings Growth Portfolio(1)                 $      102   $      323
ING JPMorgan Value Opportunities Portfolio(1)            $       80   $      253
ING Marsico International Opportunities Portfolio(1)     $       95   $      303
ING MFS Utilities Portfolio                              $      102   $      318
ING Pioneer Fund Portfolio                               $      103   $      322
ING Pioneer Mid Cap Value Portfolio                      $      103   $      322

(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-year period.

                                       17
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                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.

DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain a portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. The ING MFS Utilities Portfolio is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940 Act), which means that the Portfolio is not limited by the Investment Company Act of 1940 ("1940 Act") in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater

                                       18
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--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social, and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs, and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

                                       19
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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Portfolio invests.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

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MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.

OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a
Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

UTILITIES INDUSTRY RISK. The ING MFS Utilities Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

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PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, except ING MFS Utilities Portfolio, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio is non-fundamental. This means they may be modified or changed with a vote of shareholders. Investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash items, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage, unless specifically noted under a Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSI has been contracted to provides administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios). For these Portfolios, DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING FMR(SM) Earnings Growth Portfolio, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios directly, include acting as a liaison among the various services providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and

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monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASSES OF SHARES

Each Portfolio's shares are classified into Class I, Class S, Adviser Class and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I and Class S shares are offered by this Prospectus.

SERVICE FEES The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Class S shares of each Portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by the insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

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The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

The Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at great risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolios current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage" Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio does not accurately value securities, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1.) The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash. The Custodian is also responsible for safekeeping the Trust's assets and for portfolio accounting services for the Portfolios.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon the Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as an independent registered public accounting firm to the Portfolios.

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                         OVERALL MANAGEMENT OF THE TRUST
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THE ADVISER

DSI, a New York corporation, is the adviser to the Trust. As of September 30, 2004, DSI managed over $17 billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and a broker-dealer. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing Portfolio Manager with a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE

The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual management fee to be paid by each Portfolio during the current fiscal year as a percentage of that Portfolio's average daily net assets:

                                                                      FEE TO BE PAID TO DSI
                                                                 (AS A PERCENTAGE OF AVERAGE NET
        PORTFOLIO                                                         ASSETS)(1)(2)
        ----------------------------------------------------------------------------------------
        ING FMR Earnings Growth Portfolio                                     0.62%
        ING JPMorgan Value Opportunities Portfolio                            0.40%
        ING Marsico International Opportunities Portfolio                     0.54%
        ING MFS Utilities Portfolio                                           0.60%
        ING Pioneer Fund Portfolio                                            0.75%
        ING Pioneer Mid Cap Value Portfolio                                   0.75%

(1) Directed Services, Inc. pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

(2) Because the Portfolios had not commenced operations as of the date of this Prospectus, the management fee reflects the current contract rate.

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                                 NET ASSET VALUE
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The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when

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                           NET ASSET VALUE (CONTINUED)
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combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not readily available or are deemed unreliable, the Portfolio may use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

   -  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

-------------------------------------------------------------------------------
                                FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Because the Portfolios had not commenced operations as of December 31, 2004 (the Portfolios' fiscal year end), audited financial highlights are not available.

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated January 26, 2005, Subject to Completion May 1, 2005, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments will be available in the Portfolios' semi-annual report to shareholders on or about August 31, 2005. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the Auditors' Report.

To obtain a free copy of these documents or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800) 366-0066.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST TRUSTEES

John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer


[ING LOGO]

                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2005
SERVICE 2 CLASS (FORMERLY, ADVISER CLASS)


BALANCED FUNDS
  ING MFS TOTAL RETURN PORTFOLIO

BOND FUNDS
  ING LIMITED MATURITY BOND PORTFOLIO
  ING PIMCO CORE BOND PORTFOLIO
  ING PIMCO HIGH YIELD PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS
  ING INTERNATIONAL PORTFOLIO

  ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
   (FORMERLY, INGDEVELOPING WORLD PORTFOLIO)

  ING JULIUS BAER FOREIGN PORTFOLIO

  ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

MONEY MARKET FUND
  ING LIQUID ASSETS PORTFOLIO

STOCK FUNDS
  ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO

  ING EVERGREEN HEALTH SCIENCES PORTFOLIO
  ING EVERGREEN OMEGA PORTFOLIO
  ING JANUS CONTRARIAN PORTFOLIO
   (FORMERLY, ING JANUS SPECIAL EQUITY PORTFOLIO)

  ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

  ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

  ING LEGG MASON VALUE PORTFOLIO
  ING MARSICO GROWTH PORTFOLIO
  ING MFS MID CAP GROWTH PORTFOLIO

  ING MFS UTILITIES PORTFOLIO
  ING OPPENHEIMER MAIN STREET PORTFOLIO(R)
   (FORMERLY, ING MFS RESEARCH PORTFOLIO)
  ING PIONEER FUND PORTFOLIO
  ING PIONEER MID CAP VALUE PORTFOLIO


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2 CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                      PAGE
INTRODUCTION

   ING Investors Trust                                                   2
   Investment Adviser                                                    2
   Portfolios and Portfolio Managers                                     2
   Classes of Shares                                                     2
   Investing through your Variable Contract
     or Qualified Plan                                                   2
   Why Reading this Prospectus is Important                              2

DESCRIPTION OF THE PORTFOLIOS

   ING Eagle Asset Capital Appreciation Portfolio                        3
   ING Evergreen Health Sciences Portfolio                               6
   ING Evergreen Omega Portfolio                                         8
   ING International Portfolio                                           9
   ING Janus Contrarian Portfolio                                       12
   ING JPMorgan Emerging Markets Equity
     Portfolio                                                          15
   ING JPMorgan Small Cap Equity Portfolio                              18
   ING JPMorgan Value Opportunities Portfolio                           21
   ING Julius Baer Foreign Portfolio                                    23
   ING Legg Mason Value Portfolio                                       26
   ING Limited Maturity Bond Portfolio                                  29
   ING Liquid Assets Portfolio                                          33
   ING Marsico Growth Portfolio                                         37
   ING Marsico International Opportunities
     Portfolio                                                          40
   ING MFS Mid Cap Growth Portfolio                                     42
   ING MFS Total Return Portfolio                                       45
   ING MFS Utilities Portfolio                                          49
   ING Oppenheimer Main Street Portfolio(R)                             51
   ING PIMCO Core Bond Portfolio                                        54
   ING PIMCO High Yield Portfolio                                       57
   ING Pioneer Fund Portfolio                                           59
   ING Pioneer Mid Cap Value Portfolio                                  61

PORTFOLIO FEES AND EXPENSES                                             63

SUMMARY OF PRINCIPAL RISKS                                              65

MORE INFORMATION

   Percentage and Rating Limitation                                     71
   A Word about Portfolio Diversity                                     71
   Additional Information about the Portfolios                          71
   Non-Fundamental Investment Policies                                  71
   Temporary Defensive Positions                                        71
   Administrative Services                                              71
   Portfolio Distribution                                               72
   Classes of Shares
     Rule 12b-1 Distribution Fees                                       72
     Service Fees                                                       73
   Interests of the Holders of Variable Insurance
     Contracts and Policies and Qualified
     Retirement Plans                                                   73
   Frequent Trading - Market Timing                                     74
   Portfolio Holdings Disclosure Policy                                 74
   Reports to Shareholders                                              75
   Custodian                                                            75
   Legal Counsel                                                        75
   Independent Registered Public Accounting Firm                        75

OVERALL MANAGEMENT OF THE TRUST

   The Adviser                                                          75
   Management Fee                                                       75

NET ASSET VALUE                                                         77

TAXES AND DISTRIBUTIONS                                                 78

FINANCIAL HIGHLIGHTS                                                    79

TO OBTAIN MORE INFORMATION                                            Back

ING INVESTORS TRUST TRUSTEES                                          Back


AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").


INVESTMENT ADVISER


Directed Services, Inc. ("DSI" or "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries and more than 100,000 employees.


PORTFOLIOS AND PORTFOLIO MANAGERS

ING Eagle Asset Capital Appreciation Portfolio - Eagle Asset Management, Inc.

ING Evergreen Health Sciences Portfolio - Evergreen Investment Management Company, LLC
ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC ING International Portfolio - ING Investment Management Co.
ING Janus Contrarian Portfolio - Janus Capital Management LLC
ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment Management Inc.

ING JPMorgan Small Cap Equity Portfolio - J.P. Morgan Investment Management Inc.

ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management Inc.
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Value Portfolio - Legg Mason Funds Management, Inc.

ING Limited Maturity Bond Portfolio - ING Investment Management Co. ING Liquid Assets Portfolio - ING Investment Management Co.

ING Marsico Growth Portfolio - Marsico Capital Management, LLC

ING Marsico International Opportunities Portfolio - Marsico Capital Management, LLC

ING MFS Mid Cap Growth Portfolio - Massachusetts Financial Services Company

ING MFS Utilities Portfolio - Massachusetts Financial Services Company ING MFS Total Return Portfolio - Massachusetts Financial Services Company ING Oppenheimer Main Street Portfolio(R) - OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC

ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

CLASSES OF SHARES

Pursuant to a multiple class plan (the "Plan"), each Portfolio, (except ING Liquid Assets Portfolio and ING PIMCO High Yield Portfolio), offers four classes of shares. This Prospectus relates only to the Service 2 Class ("Service 2") shares. For more information about share classes, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Shares of the Portfolios of the Trust may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares, which are not offered in this Prospectus, also may be made available to investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, strategy and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


PORTFOLIO MANAGER


Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation. Dividend income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include common stocks, securities convertible into common stocks, options on equities and rights and warrants.

Eagle Asset picks stocks from the 500 largest names in the Russell 1000(R) Index (by market capitalization). It focuses oN securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses without competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The portfolio management team ("team") then develops an earnings model for each company in the resulting universe with each Co-Portfolio Manager on the team responsible for stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return, given the level of risk.


The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
              DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

     ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO - ANNUAL TOTAL RETURN(1)

1995             35.02
1996             10.47
1997             27.09
1998              1.39
1999              0.37
2000              8.60
2001             (4.58)
2002            (17.17)
2003             25.05
2004

--------------------------------------------------------------------------------
              DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell 1000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largesT companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on totaL market capitalization. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURN(1)


                              1 YEAR     5 YEARS       10 YEARS
                                       (OR LIFE OF   (OR LIFE OF
                                          CLASS)       S CLASS)
   SERVICE 2 RETURN(1)         ____%        ____%         N/A
   S&P 500 Index               ____%        ____%(2)      N/A
   Russell 1000(R) Index       ____%        ____%(2)      N/A
   CLASS S RETURN(1)           ____%        ____%        ____%
   S&P 500 Index               ____%        ____%        ____%
   Russell 1000(R) Index       ____%        ____%        ____%



      BEST QUARTER
Quarter Ended
_____                      _____%


      WORST QUARTER
Quarter Ended
_____                      _____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Index returns for the Service 2 shares are for the period beginning September 1, 2002.


MORE ON THE PORTFOLIO MANAGER


Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2004, Eagle Asset had over $___ billion in client assets under management. The principal address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.

The following four Co-Portfolio Managers are responsible for the day-to-day investment decisions of the Portfolio:


NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Richard Skeppstrom              Mr. Skeppstrom is a Managing Director and joined Eagle Asset in April 2001 after serving as Senior Portfolio Manager for
                                Evergreen Investment Management's large cap core program for six years.

John Jordan II                  Mr. Jordan joined Eagle Asset in April 2001 after serving as
                                Co-Portfolio Manager of Evergreen Investment Management's
                                large cap core program for two years.

Craig Dauer                     Mr. Dauer joined Eagle Asset in April 2001 after serving as
                                Co-Portfolio Manager of Evergreen Investment Management's
                                large cap core program for two years.

Robert Marshall                 Mr. Marshall joined Eagle Asset in September 2002 after
                                serving as Director/Senior Vice President of equity research at Wachovia Securities for seven years.

--------------------------------------------------------------------------------
                   DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO

PORTFOLIO MANAGER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth

PRINCIPAL INVESTMENT STRATEGY

The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce or distribute products or services related to the healthcare or medical industries and derive a substantial portion, I.E., more than 50%, of their sales from products and services in healthcare. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Portfolio Manager looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Portfolio Manager's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100 Index tracking stock. Such practices are used to hedge to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK
                             HEALTHCARE SECTOR RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Service 2 shares commenced operations on May 5, 2004 and therefore do not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

EIMC is the Portfolio Manager for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $___ billion in assets for the Evergreen funds as of December 31, 2004. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The Portfolio is managed by a team of portfolio management professionals from EIMC's International Equity team. The following person at EIMC is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Liu-Er Chen, CFA                Mr. Chen has been a Vice President and Portfolio Manager
                                since joining EIMC in December 1995. Prior to that, he spent three years in U.S. and Germany pharmaceutical companies in their strategic planning area.

--------------------------------------------------------------------------------
                   DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO

PORTFOLIO MANAGER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Portfolio Manager employs a growth style of equity management. "Growth" stocks are stocks of companies which the Portfolio Manager believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Service 2 shares commenced operations on May 13, 2004 and therefore do not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

EIMC is the Portfolio Manager for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $___ billion in assets for the Evergreen funds as of December 31, 2004. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The Portfolio is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team. The following person at EIMC is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Maureen E. Cullinane, CFA       Ms. Cullinane is a Managing Director and Senior Portfolio
                                Manager of EIMC. Ms. Cullinane joined Evergreen in 1974 as a financial analyst and was responsible for equity investments in a wide variety of industries and securities.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid-and small-sized companies. The Portfolio generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Portfolio Manager believes they present attractive investment opportunities. The Portfolio may invest in government and corporate debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Portfolio Manager primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK
                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK

                               SMALL COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

             ING INTERNATIONAL PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2002    (16.27)
2003     29.07
2004

--------------------------------------------------------------------------------
                   DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the MSCI EAFE Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)


                            1 YEAR     5 YEARS
                                     (OR LIFE OF
                                        CLASS)
   SERVICE 2 RETURN(1)        ____%         ____%
   MSCI EAFE Index            ____%         ____%(3)
   CLASS S RETURN(1)          ____%         ____%
   MSCI EAFE Index            ____%         ____%(3)



      BEST QUARTER
Quarter Ended
_____                      _____%


       WORST QUARTER
Quarter Ended
_____                      _____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations December 17, 2001, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) ING Investment Management Co. has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, ING Investments, LLC managed the Portfolio.

(3) Index return for the Service 2 shares is for the period beginning September 1, 2002. Index return for the Class S shares is for the period beginning January 1, 2002.


MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investments, LLC served as the Portfolio Manager to the Portfolio. Since September 2, 2003, ING IM, a Connecticut corporation, formerly Aeltus Investment Management, Inc., serves as the Portfolio Manager to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2004, ING IM managed over $___ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

The following persons at ING IM are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                               POSITION AND RECENT BUSINESS EXPERIENCE
----                               ----------------------------------------
Richard T. Saler                   Senior Vice President and Director of International Equity
                                   Investment Strategy of ING IM. From 1986 until July
                                   2000, Mr. Saler was Senior Vice President and Director of
                                   International Equity Strategy at Lexington Management
                                   Corporation ("Lexington"), which was acquired by ING
                                   Investments, LLC parent company in July 2000.

Phillip A. Schwartz                Senior Vice President and Director of International Equity
                                   Investment Strategy of ING IM. Prior to joining ING IM's
                                   asset management operations in July 2000, Mr. Schwartz was
                                   Senior Vice President and Director of International Equity
                                   Investment Strategy at Lexington, which was acquired by ING
                                   Investments, LLC parent company in July 2000.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING JANUS CONTRARIAN PORTFOLIO

PORTFOLIO MANAGER


Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Portfolio Manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Portfolio Manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Portfolio Manager chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment style of the Portfolio Manger. Changes are made in the portfolio of securities in which the Portfolio invests whenever the Portfolio Manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

--------------------------------------------------------------------------------
            DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                                   SECTOR RISK
                               SMALL COMPANY RISK
                             SPECIAL SITUATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

             ING JANUS CONTRARIAN PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001     (5.15)
2002    (26.07)
2003     50.24
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                         AVERAGE ANNUAL TOTAL RETURN(1)


                           1 YEAR      5 YEARS
                                     (OR LIFE OF
                                        CLASS)
   SERVICE 2 RETURN(1)        ____%        ____%
   S&P 500 Index              ____%        ____%(2)
   CLASS S RETURN(1)          ____%        ____%
   S&P 500 Index              ____%        ____%(2)



      BEST QUARTER
Quarter Ended
_____                      _____%


       WORST QUARTER
Quarter Ended
_____                      _____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations October 2, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Index return for the Service 2 shares is for the period beginning September 1, 2002. Index return for the Class S shares is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER


Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. As of December 31, 2004, Janus Capital managed over $____ billion in assets. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.


Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses.

The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
David C. Decker                      Vice President and portfolio manager of the Portfolio since its inception.

                                     Mr. Decker joined Janus Capital in 1992 and has managed
                                     various other mutual funds and private accounts since that time. Mr. Decker holds a Master's of Business Administration degree in Finance from the Fuqua School of Business at Duke
                                     University and a Bachelor of Arts degree in Economics and
                                     Political Science from Tufts University. Mr. Decker has
                                     earned the right to use the Chartered Financial Analyst
                                     designation.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO MANAGER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of the issuers in emerging markets countries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index ("MSCI Emerging Markets Index"). The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds).

The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

In managing the Portfolio, the manager seeks to add value primarily through stock selection decisions. Thus, decisions about country weightings are secondary to those about the individual stocks, that make up the Portfolio. The portfolio manager is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the Portfolio Manager's stock ranking system.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              HIGH YIELD BOND RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MORTGAGE RISK
                         OTHER INVESTMENT COMPANIES RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]

   ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999     61.44%
2000    (33.89%)
2001     (5.39%)
2002    (10.85%)
2003     46.25%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is an unmanaged index that is comprised of equity securities in emerging markets. It is not possible to invest directly in the MSCI Emerging Markets Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                 1 YEAR         5 YEARS            10 YEARS
                                           (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
   SERVICE 2 RETURN(1)            ____%          ____%               N/A
   MSCI Emerging Markets
     Index                        ____%          ____%(3)            N/A
   CLASS S RETURN(1)              ____%          ____%              ____%
   MSCI Emerging Markets
     Index                        ____%          ____%              ____%(3)



      BEST QUARTER
   Quarter Ended
   ________             ____%


      WORST QUARTER
   Quarter Ended
   ________             ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations February 18, 1998, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 2, 2005. INGInvestment Management Advisors B.V. managed the Portfolio from March 1, 2004 through May 1, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2004. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(3) Index return for the Service 2 shares is for the period beginning September 1, 2002. Index return for the Class S shares is for the period beginning March 1, 1998.

MORE ON THE PORTFOLIO MANAGER

JPMorgan serves as the Portfolio Manager to the Portfolio and is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.

The Portfolio is managed by a team of portfolio management professionals led by Austin Forey, Managing Director, who has been at JPMorgan (or one of its affiliates) since 1988 and Richard Schmidt, Vice President, who has been at JPMorgan (or one of its affiliates) since 1991.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

PORTFOLIO MANAGER

J.P. Morgan Investment Management Inc. ("JPMorgan")


INVESTMENT OBJECTIVE

Capital growth over the long term.

PRINCIPAL INVESTMENT STRATEGY


Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-cap companies are companies with market capitalization equal to those within a universe of Russell 2000(R) Index stocks. Market capitalization is the total market value of a company's shares.

The Portfolio focuses on companies that appear attractive relative to other companies in the same economic sector based on both a number of quantitative factors including valuation and improving fundamentals as well as the fundamental stock and industry insights of the sector specific research and portfolio management teams.

The Portfolio Manager then uses a disciplined, systematic portfolio construction process to overweight the stocks that are the most attractive and underweight those stocks that it believes are the least attractive while trying to minimize uncompensated risks relative to the benchmark.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK

                                  MORTGAGE RISK

                                    REIT RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table of the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

       ING JPMORGAN SMALL CAP EQUITY PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2003    33.84
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 2000(R) Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 600 SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks, representing all major industries in the small-capitalization of the U.S. stock market. The Russell 2000(R) Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 2000(R) Index is a more appropriate index than the S&P SmallCap 600 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                       1 YEAR      09/09/02
                                                                  (INCEPTION)
   Service 2 Return                                     ____%        ____%
   Russell 2000(R) Index                                ____%        ____%
   S&P SmallCap 600 Index                               ____%        ____%(3)



   BEST QUARTER
Quarter Ended
________             ____%


   WORST QUARTER
Quarter Ended
________             ____%



(1) The performance information presented above is for December 31 of each year or period.

(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.

(3)  Index return is for the period beginning September 1, 2002.


MORE ON THE PORTFOLIO MANAGER


JPMorgan has managed the Portfolio since its inception and is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.

The following persons at JPMorgan are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Christopher T. Blum         Mr. Blum, Vice President, is a portfolio manager in the U.S. Small Cap Equity
                            Group. An employee since 1996, he rejoined JPMorgan in 2001 and is currently responsible for managing structured small-cap core and small-cap value accounts.
                            Prior to 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital.

Dennis S. Ruhl              Mr. Ruhl, Vice President, is a portfolio manager in the U.S. Small Cap Equity
                            Group. An employee of JPMorgan, since 1999, his current responsibilities include managing structured small cap core and value accounts.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Portfolio Manager builds a portfolio that they believe have characteristics of undervalued securities.

Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies, including shares of affiliated money market funds.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                           MARKET CAPITALIZATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                  MORTGAGE RISK
                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

JPMorgan is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.



NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Bradford L. Frishberg       Mr. Frishberg, Managing Director, founded and leads JPMorgan's large cap Active
                            Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's London office, then moved to
                            JPMorgan's Tokyo office before returning to New York in 2000. Prior to that,
                            Mr. Frishberg managed portfolios for Aetna Investment Management in Hong Kong.
                            He holds a B.A. in business economics from Brown University and an M.A. degree in economics from Trinity College. He is also a CFA charterholder.

Alan Gutmann                Mr. Gutmann, Vice President and a new member of the team, has worked for
                            JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and
                            Oppenheimer Capital from 1991-2000.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO


PORTFOLIO MANAGER

Julius Baer Investment Management LLC ("JBIM")


INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American depositary receipts, European depositary receipts, Global depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

In selecting investments for the Portfolio, the Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S.


The Portfolio Manager manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Portfolio Manager chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Portfolio Manager considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.


The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets". It presently does not anticipate investing more than 25% of its total assets in such securities. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds". The Portfolio may invest in derivatives such as futures, options, and swaps as a hedging technique or in futherance of its investment objective.

The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe to be more promising.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. Please note that there may be other risks that not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

          ING JULIUS BAER FOREIGN PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2003      30.79
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the MSCI EAFE Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                       1 YEAR     09/09/02
                                                                 (INCEPTION)
   Service 2 Return                                    _____%      ______%
   MSCI EAFE Index                                     _____%      ______%(3)



         BEST QUARTER
   Quarter Ended
   ________             ____%


         WORST QUARTER
   Quarter Ended
   ________             ____%



(1) The performance information presented above is for December 31 of each year or period.

(2) Julius Baer Investment Management Inc. has managed the Portfolio since September 2, 2003. J.P. Morgan Investment Management Inc. managed the Portfolio from May 1, 2002 until September 1, 2003.

(3)  Index return is for the period beginning September 1, 2002.


MORE ON THE PORTFOLIO MANAGER


Since September 2, 2003, JBIM has served as the Portfolio Manager to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities, fixed-income securities and alternative investments. As of December 31, 2004, JBIM managed over $_____ billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.


The following persons at JBIM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Rudolph-Riad Younes, CFA    Senior Vice President and Head of International
                            Equity; has been with the Julius Baer organization
                            since September 1993.

Richard Pell                Senior Vice President and Chief Investment Officer;
                            has been with the Julius Baer organization since
                            January 1995.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO


PORTFOLIO MANAGER


Legg Mason Funds Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Portfolio Manager follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Portfolio Manager's assessment of their intrinsic value. Intrinsic value, according to the Portfolio Manager, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth". Thus the Portfolio Manager may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Portfolio Manager takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Portfolio Manager generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.


The Portfolio Manager may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the manager to offer the potential for long-term growth of capital, when an investment opportunity arises that the manager believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default of the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK
                                  CURRENCY RISK

                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK

                                  MANAGER RISK

                             MARKET AND COMPANY RISK

                               MARKET TRENDS RISK
                               OTC INVESTMENT RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

           ING LEGG MASON VALUE PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2001        (9.65)
2002       (19.53)
2003        22.30
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                        1 YEAR       5 YEARS
                                                                   (OR LIFE OF
                                                                      CLASS)
   SERVICE 2 RETURN(1)                                   _____%       _____%
   S&P 500 Index                                         _____%       _____%(3)
   CLASS S RETURN(1)                                     _____%       _____%
   S&P 500 Index                                         _____%       _____%(3)



         BEST QUARTER
   Quarter Ended
   ________             ____%


         WORST QUARTER
   Quarter Ended
   ________             ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations October 2, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Legg Mason Funds Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(3) Index return for Service 2 shares is for the period beginning September 1, 2002. Index return for the Class S shares is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER

Prior to May 3, 2004, Janus Capital Management LLC served as Portfolio Manager to the Portfolio. Since May 3, 2004, Legg Mason serves as the Portfolio Manager to the Portfolio. Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.


The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2004, Legg Mason managed over $____ billion in assets under management.

Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer. Mr. Miller is the creator of Legg Mason's investment process and manager of the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has served as a portfolio manager with Legg Mason since 1982. Ms. Gay implements in the Portfolio the investment decisions and strategies implemented by Mr. Miller in the model portfolio, subject to the Portfolio's investment objectives, restrictions, cash flows, and other considerations.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less.

The Portfolio Manager utilizes the following decision making process to achieve the Portfolio's objectives:

     - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

     - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

     - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Portfolio Manager may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

     - SECURITY SELECTION. The Portfolio Manager emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.


The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. For a description of bond ratings, please refer to the Statement of Additional Information.


Instruments that are eligible for investment by the Portfolio include: corporate securities, mortgage-backed securities (including commercial and stripped mortgage-backed securities); collateralized mortgage obligations; GNMA certificates, asset-backed securities; variable and floating rate securities; debt securities with special features such as puts or maturity extension arrangements; Guaranteed Investment Contracts; U.S. treasury securities and U.S. government agency securities; municipal securities; money market securities, such as commercial paper, certificates of deposit, banking obligations, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; dollar rolls, U.S. dollar-denominated foreign securities, sovereign debt (up to 10% of total assets); supranational organizations; shares of other investment companies; derivatives (including but not limited to forward currency contracts, options on foreign currencies, futures contracts, options on futures contracts, options (including call, put, dealer, exchange-traded, OTC, and stock index), and swaps) that could be used for hedging purposes,

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

credit-linked notes, structured securities; trust-preferred securities; warrants; real estate investment trusts; and zero-coupon and pay-in-kind bonds.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The Portfolio may also lend its securities.




The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK

                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK

                                  MORTGAGE RISK
                                    REIT RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of Service II shares, from year-to-year.


[CHART]

         ING LIMITED MATURITY BOND PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995      11.54
1996       4.17
1997       6.50
1998       6.69
1999       0.97
2000       7.55
2001       8.67
2002       7.07
2003       2.71
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of Service 2 shares, to that of the Lehman Government/Credit Bond 1-3 Year Index. The Lehman Government/Credit Bond 1-3 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. It is not possible to invest directly in the Lehman Government/Credit Bond 1-3 Year Index.

                           AVERAGE ANNUAL RETURN(1)(2)



                                      1 YEAR      5 YEARS    10 YEARS
   Class S Return(1)                   ____%      ____%      ____%
   Lehman Government/
    Credit Bond 1-3 Year Index         ____%      ____%      ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%


                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) The performance information above is as of December 31 for each year for Class S shares. Service 2 shares had not commenced operations in 2004 and therefore does not have a full calendar year of performance for 2004. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) ING Investment Management Co. has managed the Portfolio since September 2, 2003. ING Investment Management, LLC managed the Portfolio from January 2, 1998 through September 1, 2003. Performance prior to January 2, 1998 is attributable to different portfolio managers.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Since September 2, 2003, ING IM, a Connecticut corporation, formerly Aeltus Investment Management, Inc., has served as the Portfolio Manager to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately held managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly owned subsidiary of ING Groep, N.V. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2004, ING IM managed over $____ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The Portfolio is managed by a team of investment professionals led by Mr. James
B. Kauffmann. Mr. Kauffmann has been employed by ING IM's investment management operations since 1996 and has over 18 years of investment experience. Prior to joining ING IM's investment management operations, he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

High level of current income consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal. The Portfolio Manager implements its strategy through a four-step investment process also designed to ensure adherence to regulatory requirements.

Step One:    The Portfolio Manager actively maintains a formal approved list of high quality companies;

Step Two:    Securities of approved list issuers that meet maturity guidelines and are rated in one of the two highest ratings categories (or determined to be of comparable quality by the Portfolio Manager) are eligible for investment;

Step Three:  Eligible securities are reviewed to ensure that an investment in such securities would not cause the Portfolio to exceed its diversification limits; and

Step Four:   The Portfolio Manager makes yield curve positioning decisions based on liquidity requirements, yield curve analysis and market expectations of future interest rates.

Money market funds are highly regulated by Rule 2a-7 under the Investment Company Act of 1940, which sets forth specific maturity, quality and diversification guidelines. The Portfolio must adhere to procedures adopted by the Board of Trustees pursuant to Rule 2a-7 and to Rule 2a-7 itself. Some of these limitations include:

     - QUALITY. At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio;

     - MATURITY. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days; and

     - DIVERSIFICATION. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions.

The Portfolio may invest in U.S. dollar-denominated money market instruments including:

     -  U.S. Treasury and U.S. government agency securities;

     -  fully collateralized repurchase agreements;

     - bank obligations, including certificates of deposit, time deposits, and bankers' acceptances;

     -  commercial paper;

     -  asset-backed securities;

     - variable or floating rate securities, including variable rate demand obligations;

     - debt securities with special features such as puts, or maturity extension arrangements;

     -  short-term corporate debt securities other than commercial paper;

     -  U.S. dollar-denominated foreign securities;

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

     -  shares of other investment companies (not to exceed 10%);

     -  credit-linked notes

     -  reverse repurchase agreements;

     -  structured securities; and

     -  Guaranteed Investment Contracts.

Some of the securities purchased may be considered illiquid and thus subject to a restriction of 10% of total assets.

The Portfolio may lend up to 33 1/3% of its total assets. The Portfolio may also borrow up to 10% of its net assets (up to 25% to meet redemptions).

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                           GOVERNMENT SECURITIES RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             SECURITIES LENDING RISK


AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE YOU THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

             ING LIQUID ASSETS PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995      5.37
1996      4.82
1997      4.93
1998      4.88
1999      4.59
2000      5.88
2001      3.71
2002      1.28
2003      0.60
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. It is not possible to invest directly in the iMoneyNet First Tier Retail Index.

                           AVERAGE ANNUAL RETURN(1)(2)



                                       1 YEAR      5 YEARS      10 YEARS
                                                 (OR LIFE OF
                                                    CLASS)
   SERVICE 2 RETURN(1)                 ____%        ____%          N/A
   iMoneyNet First Tier Retail Index   ____%        ____%(3)       N/A
   CLASS S RETURN(1)                   ____%        ____%         ____%
   iMoneyNet First Tier Retail Index   ____%        ____%         ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%


                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio, which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) ING Investment Management Co. has managed the Portfolio since September 2, 2003. ING Investment Management LLC managed the Portfolio from January 2, 1998 through September 1, 2003. Performance information for prior years is attributable to different portfolio managers.

(3) Index return for Service 2 shares is for the period beginning September 1, 2002.

The Portfolio's 7-day yield as of December 31, 2004 was ____%. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investment Management, LLC served as Portfolio Manager to the Portfolio. Since September 2, 2003, ING IM, a Connecticut corporation, formerly Aeltus Investment Management, Inc., serves as the Portfolio Manager to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2004, ING IM managed over $____ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The Portfolio has been managed by a team of investment professionals led by Mr. David S. Yealy since November 2004. Mr. Yealy joined ING IM in November 2004 and has over 18 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management ("Trusco") where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm's cash management business.

-------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO

PORTFOLIO MANAGER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies.

In selecting investments for the Portfolio, the Portfolio Manager uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Portfolio Manger also may examine such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries and companies that should benefit from the overall trends the Portfolio Manager has observed.

The Portfolio Manager then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manager focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Portfolio Manager may visit with various levels of a company's management, as well as with its customers, suppliers and competitors. The Portfolio Manager also prepares detailed earnings and cash flow models of companies. These models enable the Portfolio Manager to attempt to project potential earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and estimated potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest in:

   -  foreign securities (including in emerging or developing markets);

   -  forward foreign currency contracts, futures and options;

   -  debt securities;

   -  high-yield bonds (up to 35%) of any quality; and

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector.

When the Portfolio Manager believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH-YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                                   SECTOR RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

            ING MARSICO GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999      77.86
2000     (22.09)
2001     (30.34)
2002     (29.68)
2003      32.65
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                           1 YEAR      5 YEARS     10 YEARS
                                                     (OR LIFE OF  (OR LIFE OF
                                                        CLASS)       CLASS)
   SERVICE 2 RETURN(1)                       ____%      ____%          N/A
   S&P 500 Index                             ____%      ____%(3)       N/A
   CLASS S RETURN(1)                         ____%      ____%         ____%
   S&P 500 Index                             ____%      ____%         ____%(3)



                  BEST QUARTER
   Quarter Ended
   ______                              ____%


                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to different portfolio managers.

(3) Index return for Service 2 shares is for the period beginning September 1, 2002. Index return for the Class S shares is for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2004, Marsico managed over $____ billion in assets.


The following person at Marsico is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Thomas F. Marsico   Mr. Marsico is the Chief Investment Officer of Marsico and
                    manages the investment program of the Portfolio. Mr. Marsico founded Marsico is 1997, and has over 21 years of experience as a securities analyst and a portfolio manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from at least three different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential.

Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

The Portfolio may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

In selecting investments for the Portfolio, the Portfolio Manager uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Portfolio Manager also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries and companies that should benefit from the overall trends the Portfolio Manager has observed.

The Portfolio Manager then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manager focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Portfolio Manager may visit with various levels of a company's management, as well as with its customers, suppliers and competitors. The Portfolio Manager also prepares detailed earnings and cash flow models of companies. These models enable the Portfolio Manager to attempt to project potential earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and estimated potential future performance. The models include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                              MID-CAP COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                               SMALL COMPANY RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2004, Marsico managed over $___ billion in assets.

The following person at Marsico is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
James G. Gendelman  Portfolio Manager

                    Prior to joining Marsico in May of 2000, Mr. Gendelman spent
                    13 years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelor's degree in Accounting from Michigan State University and a MBA in
                    Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO

PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in its policy of investing in mid-cap companies.


The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. The Russell Midcap(R) Growth Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell Midcap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2004, the top of the Russell Midcap(R) Growth Index was approximately $____ billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.


The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.


The Portfolio may invest up to 20% of its net assets in foreign securities (including ADRs and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts and forward foreign currency contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.


The Portfolio may also invest in debt securities and up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.


The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

--------------------------------------------------------------------------------
                   DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH-YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK

                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

            ING MFS MID CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)

1999     78.81
2000      8.02
2001    (23.73)
2002    (48.89)
2003     38.98
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell Midcap Growth(R) Index and Russell 2000(R) Index. The Russell Midcap Growth(R) Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURN(1)



                                             1 YEAR    5 YEARS     10 YEARS
                                                     (OR LIFE OF  (OR LIFE OF
                                                        CLASS)       CLASS)
   SERVICE 2 RETURN(1)                         ____%    ____%          N/A
   Russell Midcap Growth(R) Index              ____%    ____%(2)       N/A
   Russell 2000(R) Index                       ____%    ____%(2)       N/A
   CLASS S RETURN(1)                           ____%    ____%         ____%
   Russell Midcap Growth(R) Index              ____%    ____%         ____%(2)
   Russell 2000(R) Index                       ____%    ____%         ____%(2)



                  BEST QUARTER
   Quarter Ended
   ______                              ____%


                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio, which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Index returns for Service 2 shares are for the period beginning September 1, 2002. Index returns for the Class S shares are for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $____ billion as of December 31, 2004.


The Portfolio is managed by a team of portfolio managers comprised of David E. Sette-Ducati, an MFS Senior Vice President, and Eric B. Fischman. Messrs. Sette-Ducati and Fischman have been employed in the MFS investment management area since 2000 and 2002, respectively. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and for Dreyfus Corporation.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO

PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio is a "balanced fund," and invests in a combination of equity and fixed-income securities. Under normal market conditions, the Portfolio invests:


   - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and


   - at least 25%, but not more than 60%, of its net assets in non-convertible fixed-income securities.


The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The Portfolio Manager deems equity securities of companies to be undervalued if they are temporarily out of favor in the market due to any of the following:

   -  a decline in the market;

   -  poor economic conditions;

   - developments that have affected or may affect the issuer of the securities or the issuer's industry; and

   -  the market has overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:


   -  a fixed-income stream; and


   - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:

   - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities;

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

   - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio; and

   - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.


In selecting fixed-income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

The Portfolio may invest up to 20% of its assets in foreign securities, and up to 20% of its assets in lower rated nonconvertible fixed-income securities and comparable unrated securities. The Portfolio may invest with no limitation in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.


The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK
                                   SECTOR RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

             ING MFS TOTAL RETURN PORTFOLIO - ANNUAL TOTAL RETURN(1)

1999        3.23
2000       16.35
2001        0.34
2002       (5.23)
2003       16.40
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the 60% S&P 500/40% LBAB Index ("Composite Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. It is not possible to invest directly in the Indices.


                         AVERAGE ANNUAL TOTAL RETURN(1)



                                             1 YEAR    5 YEARS     10 YEARS
                                                     (OR LIFE OF  (OR LIFE OF
                                                        CLASS)       CLASS)
   SERVICE 2 RETURN(1)                         ____%    ____%          N/A
   S&P 500 Index                               ____%    ____%(2)       N/A
   LBAB Index                                  ____%    ____%(2)       N/A
   Composite Index                             ____%    ____%(2)       N/A
   CLASS S RETURN(1)                           ____%    ____%         ____%
   S&P 500 Index                               ____%    ____%         ____%(2)
   LBAB Index                                  ____%    ____%         ____%(2)
   Composite Index                             ____%    ____%         ____%(2)



                  BEST QUARTER
   Quarter Ended
   ______                              ____%



                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio, which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Index returns for the Service 2 shares are for the period beginning September 1, 2002. Index returns for the Class S shares are for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc., (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $____ billion as of December 31, 2004.

The Portfolio is managed by a team of portfolio managers at MFS led by Brooks Taylor and comprised of Kenneth J. Enright, Steven R. Gorham, Constantinos G. Mokas, and Michael W. Roberge, each an MFS Senior Vice President and a portfolio manager of the Portfolio's equity portion, and William J. Adams, Edward B. Baldini, William P. Douglas, Alan T. Langsner, and Katrina Mead, each a Vice President of MFS. These individuals have been employed in the MFS investment management area since: Mr. Taylor - 1996; Mr. Enright - 1986; Mr. Gorham - 1992; Mr. Mokas - 1990; Mr. Roberge and Mr. Baldini - 2000; Mr. Douglas - 2004; Mr. Langsner - 1999; and Ms. Mead and Mr. Adams - 1997.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO

PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Capital growth and current income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio Manager considers a company to be in the utilities industry if, at the time of investment, the Portfolio Manager determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:

   - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

   - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio Manager uses a bottom-up, as opposed to top-down, investment style. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager. In performing this analysis and selecting securities for the Portfolio, the Portfolio Manager places a particular emphasis on each of the following factors:

   -  the current regulatory environment;

   -  the strength of the company's management team; and

   - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.

In selecting fixed-income investments for the Portfolio, the Portfolio Manager considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Portfolio Manager's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

   -  equity securities of foreign companies in the utilities industry;

   -  fixed-income securities of foreign companies in the utilities industry;
      and

   -  fixed-income securities issued by foreign governments.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              HIGH YIELD BOND RISK
                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK
                               OTC INVESTMENT RISK
                                   SECTOR RISK
                             UTILITIES INDUSTRY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.

MORE ON THE PORTFOLIO MANAGER

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect, wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $____ billion as of December 31, 2004.

The Portfolio is managed by Maura A. Shaughnessy, Senior Vice President and Portfolio Manager. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)

PORTFOLIO MANAGER

OppenheimerFunds, Inc. ("OppenheimerFunds")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Portfolio, the portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

   - MULTI-FACTOR QUANTITATIVE MODELS: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

   - FUNDAMENTAL RESEARCH: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

   - JUDGMENT: The Portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]

      ING OPPENHEIMER MAIN STREET PORTFOLIO(R) - ANNUAL TOTAL RETURN(1)(2)

1999     24.05
2000     (4.69)
2001    (21.58)
2002    (24.99)
2003     24.37
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                             1 YEAR    5 YEARS     10 YEARS
                                                     (OR LIFE OF  (OR LIFE OF
                                                        CLASS)       CLASS)
   SERVICE 2 RETURN(1)                        _____%    ____%          N/A
   S&P 500 Index                              _____%    ____%(3)       N/A
   CLASS S RETURN(1)                          _____%    ____%         ____%
   S&P 500 Index                              _____%    ____%         ____%(3)



                  BEST QUARTER
   Quarter Ended
   ______                              ____%


                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations on August 14, 1998, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004. Massachusetts Financial Services Company managed the Portfolio from August 10, 1998 through November 7, 2004.

(3) Index return for the Service 2 shares is for the period beginning September 1, 2002. Index returns for the Class S shares are for the period beginning August 1, 1998.

MORE ON THE PORTFOLIO MANAGER

OppenheimerFunds, Portfolio Manager to the Portfolio, has been an investment advisor since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street - 11th Floor, New York, New York 10281-1008. The Portfolio Manager and its subsidiaries and controlled affiliates managed over $_____ billion in assets as of December 31, 2004 including other Oppenheimer funds, with more than 7 million shareholder accounts.

The Portfolio is co-managed by Nikolaos Monoyios and Marc Reinganum. Mr. Monoyios joined the Portfolio Manager in 1998 and is a Vice President of OppenheimerFunds and an officer and portfolio manager of other Oppenheimer funds. Dr. Reinganum is a Vice President of OppenheimerFunds. Prior to joining the Portfolio Manager in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO

PORTFOLIO MANAGER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Portfolio Manager's forecast for interest rates.

The instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible, securities, preferred stock, corporate commercial paper, Yankees and Euros; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; money-market instruments; collateralized debt securities; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities, and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to non-U.S. dollar-denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (on "emerging markets") economies.


The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   CREDIT RISK

                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                                  MORTGAGE RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

            ING PIMCO CORE BOND PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999     (8.76)
2000      0.80
2001      2.32
2002      8.53
2003      4.56
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of a broad measure of market performance - the Lehman Brothers Aggregate Bond Index ("LBAB Index"). The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. It is not possible to invest directly in the LBAB Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                             1 YEAR    5 YEARS     10 YEARS
                                                     (OR LIFE OF  (OR LIFE OF
                                                        CLASS)       CLASS)
   SERVICE 2 RETURN(1)                         ____%    ____%          N/A
   LBAB Index                                  ____%    ____%(3)       N/A
   CLASS S RETURN(1)                           ____%    ____%         ____%
   LBAB Index                                  ____%    ____%         ____%(3)



                  BEST QUARTER
   Quarter Ended
   ______                              ____%


                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Pacific Investment Management Company LLC has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 a different portfolio manager managed the Portfolio, and the Portfolio's strategy to invest in bonds of global issuers was different.

(3) Index return for the Service 2 shares is for the period beginning September 1, 2002. Index return for the Class S shares is for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2004, PIMCO had over $____ billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP and is a California-based insurance company.

Pasi Hamalainen is responsible for the day-to-day management of the Portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the Portfolio.

Mr. Hamalainen, Managing Director, generalist portfolio manager, member of PIMCO's investment committee and head of risk oversight, joined PIMCO in 1994. He has eleven years of investment experience and holds a bachelor's degree in both electrical engineering and finance from the University of Pennsylvania and a master's in finance from The Wharton School at the University of Pennsylvania. Mr. Gross, CFA, Managing Director, and Chief Investment Officer, was a founding partner of PIMCO in 1971. Mr. Gross has over 30 years of investment experience and is the author of BILL GROSS ON INVESTING. Mr. Gross has an MBA from UCLA Graduate School of Business.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO

PORTFOLIO MANAGER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two-to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-US dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to non-U.S. dollar denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; Yankees and Euros; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.


The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortage-or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                  CURRENCY RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MORTGAGE RISK

                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Service 2 shares had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.


MORE ON THE PORTFOLIO MANAGER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2004, PIMCO had over $____ billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP and is a California-based insurance company.

Raymond G. Kennedy is a Managing Director, portfolio manager and senior member of PIMCO's investment strategy group. He manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr. Kennedy joined the firm in 1996, previously having been associated with the Prudential Insurance Company of America as a private placement asset manager, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed-income securities. Prior to that, he was a consultant for Andersen Consulting (now Accenture) in Los Angeles and London. He has seventeen years of investment management experience and holds a bachelor's degree from Stanford University and an MBA from the Anderson Graduate School of Manangement at the University of California, Los Angeles. Mr. Kennedy is also a member of LTSA.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO

PORTFOLIO MANAGER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE Reasonable income and capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

The Portfolio Manager uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Portfolio Manager to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Portfolio Manager evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, The Portfolio Manager employs due diligence and fundamental research an evaluation of the issuer based on its financial statements and operations. The Portfolio Manager also considers as well as a security's potential to provide a reasonable amount of income. The Portfolio Manager relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Portfolio Manager focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Portfolio Manager looks for in selecting investments include:

   -  Favorable expected returns relative to perceived risk;

   -  Above average potential for earnings and revenue growth;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

   - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.


MORE ON THE PORTFOLIO MANAGER


Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2004, assets under management were over $____ billion worldwide, including over $____ billion in assets under management by Pioneer.

Day-to-day management of the Portfolio is the responsibility of John A. Carey, Portfolio Manager, and Walter Hunnewell, Jr., Assistant Portfolio Manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Carey and Mr. Hunnewell may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is Director of Portfolio Management and an Executive Vice President of Pioneer. Mr. Carey joined Pioneer as an analyst in 1979. Mr. Hunnewell is a Vice President of Pioneer. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING PIONEER MID CAP VALUE PORTFOLIO


PORTFOLIO MANAGER


Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE


Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Portfolio Manager uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Portfolio Manager evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Portfolio Manager employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Portfolio Manager relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Portfolio Manager focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Portfolio Manager looks for in selecting investments include:

   -  Favorable expected returns relative to perceived risk;

   -  Management with demonstrated ability and commitment to the company;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales;

   - Turnaround potential for companies that have been through difficult periods;

   - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

   - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                                  MANAGER RISK

                             MARKET AND COMPANY RISK

                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.

MORE ON THE PORTFOLIO MANAGER

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2004, assets under management were over $____ billion worldwide, including over $____ billion in assets under management by Pioneer.

Day-to-day management of the Portfolio is the responsibility of J. Rodman Wright, Portfolio Manager, and Sean Gavin, Assistant Portfolio Manager. The Portfolio Managers are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. The portfolio managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Wright is a senior vice president of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988. Mr. Gavin is a Vice President and joined Pioneer in 2002 as an Assistant Portfolio Manager. Prior to joining Pioneer, Mr. Gavin was employed as an analyst at Boston Partners from 2000 to 2002 and at Delphi Management from 1998 to 2000.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These estimated expenses are based on the expenses paid by the Portfolios in the year 2004 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.


                                SERVICE 2 SHARES

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                               DISTRIBUTION
                                                  MANAGEMENT      (12b-1)      SHAREHOLDER     OTHER
                                                     FEE           FEE(2)      SERVICES FEE   EXPENSES
---------------------------------------------------------------------------------------------------------
ING Eagle Capital Appreciation Portfolio                %          0.25%           0.25%       ___%(3)
ING Evergreen Health Sciences Portfolio                 %          0.25%           0.25%       ___%(3)
ING Evergreen Omega Portfolio                           %          0.25%           0.25%       ___%(3)
ING International Portfolio                             %          0.25%           0.25%       ___%(3)
ING Janus Contrarian Portfolio                          %          0.25%           0.25%       ___%(3)
ING JPMorgan Emerging Markets Equity Portfolio       ___%          0.25%           0.25%       ___%(3)
ING JPMorgan Small Cap Equity Portfolio                 %          0.25%           0.25%       ___%(3)
ING JPMorgan Value Opportunities Portfolio              %          0.25%           0.25%       ___%(4)(5)
ING Julius Baer Foreign Portfolio                       %          0.25%           0.25%       ___%(3)
ING Legg Mason Value Portfolio                          %          0.25%           0.25%       ___%(3)
ING Limited Maturity Bond Portfolio                     %          0.25%           0.25%       ___%(5)
ING Liquid Assets Portfolio                             %          0.25%           0.25%       ___%(3)
ING Marsico Growth Portfolio                            %          0.25%           0.25%       ___%(3)
ING Marsico International Opportunities Portfolio       %          0.25%           0.25%       ___%(4)(5)
ING MFS Mid Cap Growth Portfolio                        %          0.25%           0.25%       ___%(3)
ING MFS Total Return Portfolio                          %          0.25%           0.25%       ___%(3)
ING MFS Utilities Portfolio                          ___%          0.25%           0.25%       ___%(4)(5)
ING Oppenheimer Main Street Portfolio(R)                %          0.25%           0.25%       ___%(3)
ING PIMCO Core Bond Portfolio                           %          0.25%           0.25%       ___%(3)
ING PIMCO High Yield Portfolio                          %          0.25%           0.25%       ___%(3)(5)
ING Pioneer Fund Portfolio                           ___%          0.25%           0.25%       ___%(3)(5)
ING Pioneer Mid Cap Value Portfolio                  ___%          0.25%           0.25%       ___%(3)(5)

                                                    TOTAL          WAIVERS       TOTAL NET
                                                  OPERATING    REIMBURSEMENTS,   OPERATING
                                                   EXPENSES    AND RECOUPMENTS   EXPENSES
----------------------------------------------------------------------------------------------
ING Eagle Capital Appreciation Portfolio             ___%          0.10%            ___%
ING Evergreen Health Sciences Portfolio              ___%          0.10%            ___%
ING Evergreen Omega Portfolio                        ___%          0.10%            ___%
ING International Portfolio                          ___%          0.10%            ___%
ING Janus Contrarian Portfolio                       ___%          0.10%            ___%(6)
ING JPMorgan Emerging Markets Equity Portfolio       ___%          0.10%            ___%
ING JPMorgan Small Cap Equity Portfolio              ___%          0.10%            ___%(6)
ING JPMorgan Value Opportunities Portfolio           ___%              %(7)         ___%
ING Julius Baer Foreign Portfolio                    ___%          0.10%            ___%
ING Legg Mason Value Portfolio                       ___%          0.10%            ___%(6)
ING Limited Maturity Bond Portfolio                  ___%          0.10%            ___%
ING Liquid Assets Portfolio                          ___%          0.10%            ___%
ING Marsico Growth Portfolio                         ___%          0.10%            ___%(6)
ING Marsico International Opportunities Portfolio    ___%              %(7)         ___%
ING MFS Mid Cap Growth Portfolio                     ___%          0.10%            ___%(6)(8)
ING MFS Total Return Portfolio                       ___%          0.10%            ___%(6)
ING MFS Utilities Portfolio                          ___%              %(7)         ___%
ING Oppenheimer Main Street Portfolio(R)             ___%          0.10%            ___%(6)
ING PIMCO Core Bond Portfolio                        ___%          0.10%            ___%
ING PIMCO High Yield Portfolio                       ___%          0.10%            ___%
ING Pioneer Fund Portfolio                           ___%              %(7)         ___%
ING Pioneer Mid Cap Value Portfolio                  ___%              %(7)         ___%



(1) This table shows the estimated operating expenses for Service 2 shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.
(2) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
(3) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios,

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--------------------------------------------------------------------------------
                   PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


     expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.
(4) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios.
(5) "Other Expenses" for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios are estimated because they did not have a full calendar year of performance as of December 31, 2004.
(6) A portion of the brokerage commissions that the ING Janus Contrarian, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return and ING Oppenheimer Main Street Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Management Voluntary Fee Waiver, the "Total Net Operating Expenses" for each Portfolio for the year ended December 31, 2004 was _____%, _____%, _____%, _____%, _____%, _____%, and _____%,
     respectively. This arrangement may be discontinued at any time.
(7) Directed Services, Inc. ("DSI"), the manager, has entered into a written expense limitation agreement with respect to ING JPMorgan Value Opportunities, INGMarsico International Opportunities, INGMFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupment." This amount also includes the 0.10% distribution (12b-1) fee waiver which footnote (2) explains in more detail. The expense limitation agreement will continue through at least May 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.
(8) Directed Services Inc. ("DSI") has voluntarily agreed to waive a portion of its management fee for the ING MFS Mid Cap Growth Portfolio. Including this waiver, the "Total Net Operating Expenses" for the Portfolio for the year ended December 31, 2004, would have been _____%. This arrangement may be discontinued by DSI at any time.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Service 2 shares of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Service 2 shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Service 2 shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio                                    $___      $___       $___      $___
ING Evergreen Health Sciences Portfolio                                           $___      $___       $___      $___
ING Evergreen Omega Portfolio                                                     $___      $___       $___      $___
ING International Portfolio                                                       $___      $___       $___      $___
ING Janus Contrarian Portfolio                                                    $___      $___       $___      $___
ING JPMorgan Emerging Markets Equity Portfolio                                    $___      $___       $___      $___
ING JPMorgan Small Cap Equity Portfolio                                           $___      $___       $___      $___
ING Julius Baer Portfolio                                                         $___      $___       $___      $___
ING Legg Mason Value Portfolio                                                    $___      $___       $___      $___
ING Limited Maturity Bond Portfolio                                               $___      $___       $___      $___
ING Liquid Assets Portfolio                                                       $___      $___       $___      $___
ING Marsico Growth Portfolio                                                      $___      $___       $___      $___
ING Marsico International Opportunities Portfolio                                 $___      $___       $___      $___
ING MFS Mid Cap Growth Portfolio                                                  $___      $___       $___      $___
ING MFS Total Return Portfolio                                                    $___      $___       $___      $___
ING MFS Utilities Portfolio                                                       $___      $___       $___      $___
ING Oppenheimer Main Street Portfolio(R)                                          $___      $___       $___      $___
ING PIMCO Core Bond Portfolio                                                     $___      $___       $___      $___
ING PIMCO High Yield Portfolio                                                    $___      $___       $___      $___
ING Pioneer Fund Portfolio                                                        $___      $___       $___      $___
ING Pioneer Mid Cap Value Portfolio                                               $___      $___       $___      $___


The Example table numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

--------------------------------------------------------------------------------
                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------


THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

ALLOCATION RISK. A Portfolio will allocate its investments between equity and fixed-income securities, and among various segments of the fixed-income markets, based upon judgments made by a Portfolio Manager. A Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


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DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preffered stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political , social, and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security.

GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (GNMA). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


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GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.


HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.


HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Portfolio Manager to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to

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satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized comp[any may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Portfolio invests.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

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OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in

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that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.


UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty is increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.


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VALUE INVESTING RISK A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

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PERCENTAGE AND RATING LIMITATION


Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.


A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under a Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS


A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalent and debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional Information. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSI has been contracted to provides administrative and other services necessary for the ordinary operation of the Portfolios (except for ING JPMorgan Value Opportunities, ING Marsico International


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Opportunities, and ING MFS Utilities Portfolios). For these Portfolios, DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, Portfolio accounting agent, Portfolio

Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("Class A"), Institutional Class, Service Class, and Service 2 Class ("Service 2") shares. ING Liquid Assets Portfolio and ING PIMCO High Yield Portfolio do not offer Class A shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only Service 2 shares are offered by this Prospectus.


RULE 12b-1 DISTRIBUTION FEES


The Trust has adopted a Rule 12b-1 Distribution Plan (the "12b-1 Plan") for the Service 2 shares of each Portfolio of the Trust. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the Distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution

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                          MORE INFORMATION (CONTINUED)
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fee for Service 2 shares. The expense waiver will continue through at least
December 31, 2005, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:


(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;


(d) obtaining information and providing explanations to variable contract owners or other investors regarding a portfolio's investment objectives and policies and other information about the Trust and the portfolios including the performance of the portfolio's Service 2 shares;


(e)  training sales personnel regarding the Trust;

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and


(g) financing any other activity that the Trust's Board of Trustees ("Board") determines is primarily intended to result in the sale of the portfolios' Service 2 shares.


SERVICE FEES


The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Service 2 shares of each Portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Service 2 shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 shares.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


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FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by the insurance companies and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

The Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation polices an procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio does not accurately value securities, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (I.E., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


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REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash. The Custodian is also responsible for safekeeping the Trust's assets and for portfolio accounting services for the Portfolios.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as an independent registered public accounting firm to the Portfolios.


--------------------------------------------------------------------------------
                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE ADVISER


DSI, a New York corporation, is the adviser to the Trust. As of December 31, 2004, DSI managed approximately $__ billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and a broker-dealer. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing Portfolio Manager with a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' Statement of Additional Information.


DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE

The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

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                   OVERALL MANAGEMENT OF THE TRUST (CONTINUED)
--------------------------------------------------------------------------------

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:


                                                             FEE PAID TO DSI DURING 2004
                                                           (AS A PERCENTAGE OF AVERAGE NET
     PORTFOLIO                                                       ASSETS)(1)
     -------------------------------------------------------------------------------------
     ING Eagle Asset Capital Appreciation Portfolio                      ____%
     ING Evergreen Health Services Portfolio                             ____%
     ING Evergreen Omega Portfolio                                       ____%
     ING International Portfolio                                         ____%
     ING Janus Contrarian Portfolio                                      ____%
     ING JPMorgan Emerging Markets Equity Portfolio                      ____%
     ING JPMorgan Small Cap Equity Portfolio                             ____%
     ING Julius Baer Foreign Portfolio                                   ____%
     ING Legg Mason Value Portfolio                                      ____%
     ING Limited Maturity Bond Portfolio                                 ____%
     ING Liquid Assets Portfolio                                         ____%
     ING Marsico Growth Portfolio(2)                                     ____%
     ING MFS Mid Cap Growth Portfolio(3)                                 ____%
     ING MFS Total Return Portfolio                                      ____%
     ING Oppenheimer Main Street Portfolio(R)(3)                         ____%
     ING PIMCO Core Bond Portfolio                                       ____%
     ING PIMCO High Yield Portfolio                                      ____%



(1) Directed Services, Inc. pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

(2) Directed Services, Inc. voluntarily waived 0.05% of its management fee for the ING Marsico Growth Portfolio for assets in excess of $1.3 billion through December 31, 2004.

(3) For the year ended December 31, 2004, Directed Services, Inc. voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth and ING Oppenheimer Main Street Portfolios in an amount equal to 0.01% for each Portfolio.


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                                 NET ASSET VALUE
--------------------------------------------------------------------------------


The net asset value ("NAV") per share for each Class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each Class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that Class subtracting the Portfolio's liabilities attributable to that Class and dividing by the number of shares of that Class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.


When market quotations are not readily available or are deemed unreliable, the Portfolio may use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

      - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;


      -  Securities of an issuer that has entered into a restructuring;


      -  Securities whose trading has been halted or suspended;

      - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

      -  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.


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                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


The Portfolios distribute their net investment income, if any, on their outstanding shares annually, except that investment income of ING Liquid Assets and ING PIMCO High Yield Portfolios are declared as dividends daily and paid monthly and ING Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio other than the ING Liquid Assets Portfolio will reduce the per share net asset value by the per share amount paid.


The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

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                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because the Service 2 shares of the ING Limited Maturity Bond, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING PIMCO High Yield, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2004 (the Portfolios' fiscal year end), audited financial highlights are not available.


ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


                                                                                        SERVICE 2
                                                                          -----------------------------------
                                                                              YEAR ENDED
                                                                             DECEMBER 31,        PERIOD ENDED
                                                                          -----------------      DECEMBER 31,
                                                                           2004       2003#        2002(A)#
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $           12.82         13.25
 Income (loss) from investment operations:
 Net investment income                                                    $            0.14          0.03
 Net realized and unrealized gain (loss) on investments                   $            3.07         (0.38)
 Total from investment operations                                         $            3.21         (0.35)
 Less Distributions:
 Dividends from net investment income                                     $           (0.02)        (0.08)
 Total distributions                                                      $           (0.02)        (0.08)
 Net asset value, end of period                                           $           16.01         12.82
 TOTAL RETURN++                                                           %           25.05         (2.65)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                     $           1,021           117
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                    %            1.09          1.08
 Before brokerage commission recapture+                                   %            1.09          1.10
 Ratio of net investment income to average net assets+                    %            0.92          0.83
 Portfolio turnover rate                                                  %              43            41



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING EVERGREEN HEALTH SCIENCES PORTFOLIO



                                                                            SERVICE 2
                                                                          ------------
                                                                          PERIOD ENDED
                                                                          DECEMBER 31,
                                                                              2004
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                     $
 Income from investment operations:
 Net investment loss                                                      $
 Net realized and unrealized gain (loss) on investments                   $
 Total from investment operations                                         $
 Net asset value, end of period                                           $
 TOTAL RETURN                                                             %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                        $
 Ratios to average net assets:
 Net expenses                                                             %
 Net Investment Income (loss)                                             %
 Portfolio turnover rate                                                  %



ING EVERGREEN OMEGA PORTFOLIO



                                                                            SERVICE 2
                                                                          ------------
                                                                          PERIOD ENDED
                                                                          DECEMBER 31,
                                                                              2004
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                     $
 Income from investment operations:
 Net investment loss                                                      $
 Net realized and unrealized gain (loss) on investments                   $
 Total from investment operations                                         $
 Net asset value, end of period                                           $
 TOTAL RETURN                                                             %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                        $
 Ratios to average net assets:
 Net expenses                                                             %
 Net Investment Income (loss)                                             %
 Portfolio turnover rate                                                  %

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--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO


                                                                                        SERVICE 2
                                                                          -----------------------------------
                                                                              YEAR ENDED
                                                                             DECEMBER 31,        PERIOD ENDED
                                                                          -----------------      DECEMBER 31,
                                                                           2004       2003#        2002(A)#
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $            6.90          7.10
 Income (loss) from investment operations:
 Net investment income (loss)                                             $            0.05         (0.01)
 Net realized and unrealized gain (loss) on investments
   and foreign currencies                                                 $            1.96         (0.14)
 Total from investment operations                                         $            2.01         (0.15)
 Less Distributions:
 Dividends from net investment income                                     $           (0.02)        (0.03)
 Distributions from capital gains                                         $              --         (0.02)
 Total distributions                                                      $           (0.02)        (0.05)
 Net asset value, end of period                                           $            8.89          6.90
 TOTAL RETURN++                                                           %           29.07         (2.11)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                     $           4,990           264
 Ratio of operating expenses to average net assets+                       %            1.41          1.41
 Ratio of net investment income/(loss) to average net assets+             %            0.71         (0.27)
 Portfolio turnover rate                                                  %             116           115



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING JANUS CONTRARIAN PORTFOLIO



                                                                                        SERVICE 2
                                                                          -----------------------------------
                                                                              YEAR ENDED
                                                                             DECEMBER 31,        PERIOD ENDED
                                                                          -----------------      DECEMBER 31,
                                                                           2004       2003#        2002(A)#
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $            6.25          6.42
 Income (loss) from investment operations:
 Net investment income (loss)                                             $           (0.04)        (0.01)
 Net realized and unrealized gain (loss) on investments
   and foreign currencies                                                 $            3.18         (0.16)
 Total from investment operations                                         $            3.14         (0.17)
 Net asset value, end of period                                           $            9.39          6.25
 TOTAL RETURN++                                                           %           50.24         (2.65)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                     $             802            65
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                    %            1.23          1.25
 Before brokerage commission recapture+                                   %            1.26          1.26
 Ratio of net investment income (loss) to average net assets+             %           (0.76)        (0.74)
 Portfolio turnover rate                                                  %              43            54



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO



                                                                                        SERVICE 2
                                                                          -----------------------------------
                                                                              YEAR ENDED
                                                                             DECEMBER 31,        PERIOD ENDED
                                                                          -----------------      DECEMBER 31,
                                                                           2004       2003#        2002(A)#
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $            6.34          6.48
 Income (loss) from investment operations:
 Net investment income (loss)                                             $            0.05         (0.01)
 Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                 $            2.88         (0.13)
 Total from investment operations                                         $            2.93         (0.14)
 Less Distributions:
 Dividends from net investment income                                     $           (0.01)           --
 Total distributions                                                      $           (0.01)           --
 Net asset value, end of period                                           $            9.26          6.34
 TOTAL RETURN++                                                           %           46.25         (2.16)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                     $           1,955            89
 Ratio of operating expenses to average net assets+                       %            1.92          1.91
 Ratio of net investment income (loss) to average net assets+             %            0.91         (0.77)
 Portfolio turnover rate                                                  %              95           166



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING JPMORGAN SMALL CAP EQUITY PORTFOLIO



                                                                                        SERVICE 2
                                                                          -----------------------------------
                                                                              YEAR ENDED
                                                                             DECEMBER 31,        PERIOD ENDED
                                                                          -----------------      DECEMBER 31,
                                                                           2004       2003#        2002(A)#
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $            7.92          8.23
 Income (loss) from investment operations:
 Net investment loss                                                      $           (0.06)        (0.01)
 Net realized and unrealized gain (loss) on investments                   $            2.74         (0.30)
 Total from investment operations                                         $            2.68         (0.31)
 Net asset value, end of period                                           $           10.60          7.92
 TOTAL RETURN++                                                           %           33.84         (3.77)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                     $          11,044           521
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                    %            1.29          1.29
 Before brokerage commission recapture+                                   %            1.30          1.31
 Ratio of net investment loss to average net assets+                      %           (0.70)        (0.55)
 Portfolio turnover rate                                                  %              35            15



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING JULIUS BAER FOREIGN PORTFOLIO*



                                                                                        SERVICE 2
                                                                          -----------------------------------
                                                                              YEAR ENDED
                                                                             DECEMBER 31,        PERIOD ENDED
                                                                          -----------------      DECEMBER 31,
                                                                           2004       2003#        2002(A)#
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $            8.30          8.56
 Income (loss) from investment operations:
 Net investment income (loss)                                             $            0.03         (0.01)
 Net realized and unrealized gain (loss) on investments
   and foreign currencies                                                 $            2.52         (0.24)
 Total from investment operations                                         $            2.55         (0.25)
 Less Distributions:
 Dividends from net investment income                                     $           (0.06)        (0.01)
 Dividends from capital gains                                             $           (0.35)           --
 Total distributions                                                      $           (0.41)        (0.01)
 Net asset value, end of period                                           $           10.43          8.30
 TOTAL RETURN++                                                           %           30.79         (2.92)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                     $           2,555           174
 Ratio of operating expenses to average net assets+                       %            1.40          1.41
 Ratio of net investment income/(loss) to average net assets+             %            0.33         (0.32)
 Portfolio turnover rate                                                  %             183            23



* From May 1, 2002 through September 2, 2003, the Portfolio was known as the ING JPMorgan Fleming International Enhanced EAFE Portfolio. Since September 2, 2003, Julius Baer Investment Management has served as the Portfolio Manager for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Portfolio Manager.
(A)  Service 2 commenced operations on September 9, 2002.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING LEGG MASON VALUE PORTFOLIO*


                                                                                        SERVICE 2
                                                                          -----------------------------------
                                                                              YEAR ENDED
                                                                             DECEMBER 31,        PERIOD ENDED
                                                                          -----------------      DECEMBER 31,
                                                                           2004       2003#        2002(A)#
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $            7.22          7.36
 Loss from investment operations:
 Net investment income                                                    $            0.01          0.01
 Net realized and unrealized gain (loss) on investments
   and foreign currencies                                                 $            1.60         (0.13)
 Total from investment operations                                         $            1.61         (0.12)
 Less Distributions:
 Dividends from net investment income                                     $              --         (0.02)
 Net asset value, end of period                                           $            8.83          7.22
 TOTAL RETURN++                                                           %           22.30         (1.65)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                     $           7,175           597
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                    %            1.24          1.21
 Before brokerage commission recapture+                                   %            1.25          1.26
 Ratio of net investment income to average net assets+                    %            0.16          0.49
 Portfolio turnover rate                                                  %              38            50


* On May 3, 2004, Legg Mason Funds Management Inc became the Portfolio Manager and the Portfolio has been renamed the ING Legg Mason Value Portfolio. From September 9, 2002 through May 2, 2004, Janus Capital Management served as Portfolio Manager and this Portfolio was known as the ING Janus Growth and Income Portfolio. On January 30, 2002 there was a name change from Growth and Income Portfolio to Janus Grow and Income Portfolio.

(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO


                                                                                        SERVICE 2
                                                                          -----------------------------------
                                                                              YEAR ENDED
                                                                             DECEMBER 31,        PERIOD ENDED
                                                                          -----------------      DECEMBER 31,
                                                                           2004       2003#        2002(A)#
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $            1.00          1.00
 Income from investment operations:
 Net investment income                                                    $           0.006         0.003
 Net realized and unrealized gain (loss) on investments                   $          (0.000)(1)        --
 Total from investment operations                                         $           0.006         0.003
 Less Distributions:
 Dividends from net investment income                                     $          (0.006)       (0.003)
 Net asset value, end of period                                           $            1.00          1.00
 TOTAL RETURN++                                                           %            0.60          0.35
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                     $           5,235         1,810
 Ratio of operating expenses to average net assets+                       %            0.68          0.67
 Ratio of net investment income to average net assets+                    %            0.55          1.09



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
(1)  Amount is less than $0.01.

ING MARSICO GROWTH PORTFOLIO*


                                                                                        SERVICE 2
                                                                          -----------------------------------
                                                                              YEAR ENDED
                                                                             DECEMBER 31,        PERIOD ENDED
                                                                          -----------------      DECEMBER 31,
                                                                           2004       2003#        2002(A)#
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $            9.71          9.81
 Income (loss) from investment operations:
 Net investment income (loss)                                             $           (0.04)        (0.01)
 Net realized and unrealized gain (loss) on investments
   and foreign currencies                                                 $            3.21         (0.09)
 Total from investment operations                                         $           (3.17)        (0.10)
 Net asset value, end of period                                           $           12.88          9.71
 TOTAL RETURN++                                                           %           32.65         (1.02)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                     $           8,268           102
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                    %            1.17          1.05
 Before brokerage commission recapture+                                   %            1.19          1.21
 Ratio of net investment loss to average net assets+                      %           (0.39)        (0.43)
 Portfolio turnover rate                                                  %              82           186


* Prior to March 1, 1999, the ING Marsico Growth Portfolio was named the Value & Growth Series. Since December 14, 2002, Marsico Capital Management, LLC has served as Portfolio Manager for the ING Marsico Growth Portfolio. Prior to that date, the Series had been advised by another Portfolio Manager.

(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO


                                                                                        SERVICE 2
                                                                          -----------------------------------
                                                                              YEAR ENDED
                                                                             DECEMBER 31,        PERIOD ENDED
                                                                          -----------------      DECEMBER 31,
                                                                           2004       2003#        2002(A)#
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $            7.26          7.36
 Income (loss) from investment operations:
 Net investment loss                                                      $           (0.05)        (0.01)
 Net realized and unrealized gain/(loss) on investments
   and foreign currencies                                                 $            2.88         (0.09)
 Total from investment operations                                         $            2.83         (0.10)
 Net asset value, end of period                                           $           10.09          7.26
 TOTAL RETURN++                                                           %           38.98         (1.36)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in (000's)                                    $           9,620           559
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture and sub-advisory
   expense reimbursement+                                                 %            1.01          0.95
 Before brokerage commission recapture and sub-advisory
   expense reimbursement+                                                 %            1.05          1.06
 Ratio of net investment loss to average net assets+                      %           (0.59)        (0.30)
 Portfolio turnover rate                                                  %              95           163



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING MFS TOTAL RETURN PORTFOLIO



                                                                                        SERVICE 2
                                                                          -----------------------------------
                                                                              YEAR ENDED
                                                                             DECEMBER 31,        PERIOD ENDED
                                                                          -----------------      DECEMBER 31,
                                                                           2004       2003#        2002(A)#
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $           14.82         14.97
 Income from investment operations:
 Net investment income                                                    $            0.36          0.12
 Net realized and unrealized gain on investments and
   foreign currencies                                                     $            2.07          0.07
 Total from investment operations                                         $            2.43          0.19
 Less Distributions:
 Dividends from net investment income                                     $           (0.07)        (0.32)
 Distributions from capital gains                                         $              --         (0.02)
 Total Distributions                                                      $           (0.07)        (0.34)
 Net asset value, end of period                                           $           17.18         14.82
 TOTAL RETURN++                                                           %           16.40          1.22
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                     $           8,035           966
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture and sub-advisory
   expense reimbursement+                                                 %            1.04          1.03
 Before brokerage commission recapture and sub-advisory
   expense reimbursement+                                                 %            1.05          1.06
 Ratio of net investment income to average net assets+                    %            2.27          2.59
 Portfolio turnover rate                                                  %              57            81



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING OPPENHEIMER MAIN STREET PORTFOLIO(R)



                                                                                        SERVICE 2
                                                                          -----------------------------------
                                                                              YEAR ENDED
                                                                             DECEMBER 31,        PERIOD ENDED
                                                                          -----------------      DECEMBER 31,
                                                                           2004       2003#        2002(A)#
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $           11.98         12.20
 Income (loss) from investment operations:
 Net investment income                                                    $            0.08          0.03
 Net realized and unrealized gain (loss) on investments
   and foreign currencies                                                 $            2.84         (0.21)
 Total from investment operations                                         $            2.92         (0.18)
 Less Distributions:
 Dividends from net investment income                                     $           (0.02)        (0.04)
 Total distributions                                                      $           (0.02)        (0.04)
 Net asset value, end of period                                           $           14.88         11.98
 TOTAL RETURN++                                                           %           24.37         (1.45)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                     $           1,950           336
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture and sub-advisory
   expense reimbursement+                                                 %            0.99          0.96
 Before brokerage commission recapture and sub-advisory
   expense reimbursement+                                                 %            1.05          1.06
 Ratio of net investment income to average net assets+                    %            0.72          0.85
 Portfolio turnover rate                                                  %             130           109



(A)  Service 2 commenced operations on September 9, 2002.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.


ING PIMCO CORE BOND PORTFOLIO*


                                                                                        SERVICE 2
                                                                          -----------------------------------
                                                                              YEAR ENDED
                                                                             DECEMBER 31,        PERIOD ENDED
                                                                          -----------------      DECEMBER 31,
                                                                           2004       2003#        2002(A)#
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $           10.40         10.33
 Income from investment operations:
 Net investment income                                                    $            0.42          0.10
 Net realized and unrealized gain on investments and foreign currencies   $            0.06          0.20
 Total from investment operations                                         $            0.48          0.30
 Less Distributions:
 Dividends from net investment income                                     $           (0.04)        (0.15)
 Distributions from capital gains                                         $           (0.13)        (0.08)
 Total distributions                                                      $           (0.17)        (0.23)
 Net asset value, end of period                                           $           10.71         10.40
 TOTAL RETURN++                                                           %            4.56          2.94
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                     $          16,428         1,002
 Ratio of operating expenses to average net assets+                       %            1.01          1.03
 Ratio of net investment income to average net assets+                    %            3.40          3.21
 Portfolio turnover rate                                                  %             402           605


* Since May 1, 2001, Pacific Investment Management Company has served as the Portfolio Manager of the ING PIMCO Core Bond Portfolio. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from the Global Fixed Income Series to the ING PIMCO Core Bond Portfolio and a change of investment strategy.

(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                      (This page intentionally left blank.)

TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated May 1, 2005, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the Auditors' Report.


To obtain a free copy of these documents or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST
TRUSTEES


John Boyer


J. Michael Earley


R. Barbara Gitenstein

Patrick Kenny


Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam


John G. Turner


Roger B. Vincent

Richard A. Wedemeyer

[ING LOGO]


05/01/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2005
SERVICE 2 CLASS (FORMERLY, ADVISER CLASS)


BALANCED FUNDS

  ING T. Rowe Price Capital Appreciation Portfolio
  ING UBS U.S. Balanced Portfolio


INTERNATIONAL/GLOBAL FUNDS
  ING Capital Guardian Managed Global Portfolio
  ING Van Kampen Global Franchise Portfolio


STOCK FUNDS
  ING AIM Mid Cap Growth Portfolio
  ING Alliance Mid Cap Growth Portfolio

  ING Capital Guardian Small/Mid Cap Portfolio
   (formerly, ING Capital Guardian Small Cap Portfolio)
  ING Capital Guardian U.S. Equities Portfolio
   (formerly, ING Capital Guardian Large Cap Value Portfolio)

  ING FMR(SM) Diversified Mid Cap Portfolio

  ING FMR(SM) Earnings Growth Portfolio
  ING Goldman Sachs Tollkeeper(SM) Portfolio
   (formerly, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio)

  ING Hard Assets Portfolio
  ING Jennison Equity Opportunities Portfolio
  ING Mercury Focus Value Portfolio

  ING Mercury Large Cap Growth Portfolio
   (formerly, ING Mercury Fundamental Growth Portfolio)

  ING Salomon Brothers All Cap Portfolio
  ING Salomon Brothers Investors Portfolio
  ING T. Rowe Price Equity Income Portfolio
  ING Van Kampen Equity Growth Portfolio
  ING Van Kampen Growth and Income Portfolio
  ING Van Kampen Real Estate Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

Goldman Sachs Tollkeeper(SM) is a service mark of Goldman Sachs & Co.

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2 CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
INTRODUCTION
   ING Investors Trust                                                         2
   Investment Adviser                                                          2
   Portfolios and Portfolio Managers                                           2
   Classes of Shares                                                           2
   Investing through your Variable Contract
     or Qualified Plan                                                         2
   Why Reading this Prospectus is Important                                    2

DESCRIPTION OF THE PORTFOLIOS
   ING AIM Mid Cap Growth Portfolio                                            3
   ING Alliance Mid Cap Growth Portfolio                                       6
   ING Capital Guardian Managed Global
     Portfolio                                                                 9
   ING Capital Guardian Small/Mid Cap Portfolio                               12
   ING Capital Guardian U.S. Equities Portfolio                               15
   ING FMR(SM) Diversified Mid Cap Portfolio                                  18
   ING FMR(SM) Earnings Growth Portfolio                                      21
   ING Goldman Sachs Tollkeeper(SM) Portfolio                                 23
   ING Hard Assets Portfolio                                                  27
   ING Jennison Equity Opportunities Portfolio                                31
   ING Mercury Focus Value Portfolio                                          34
   ING Mercury Large Cap Growth Portfolio                                     37
   ING Salomon Brothers All Cap Portfolio                                     40
   ING Salomon Brothers Investors Portfolio                                   43
   ING T. Rowe Price Capital Appreciation
     Portfolio                                                                46
   ING T. Rowe Price Equity Income Portfolio                                  50
   ING UBS U.S. Balanced Portfolio                                            53
   ING Van Kampen Equity Growth Portfolio                                     56
   ING Van Kampen Global Franchise Portfolio                                  58
   ING Van Kampen Growth and Income
     Portfolio                                                                61
   ING Van Kampen Real Estate Portfolio                                       64
PORTFOLIO FEES AND EXPENSES                                                   67
SUMMARY OF PRINCIPAL RISKS                                                    69

MORE INFORMATION
   Percentage and Rating Limitations                                          75
   A Word about Portfolio Diversity                                           75
   Additional Information about the Portfolios                                75
   Non-Fundamental Investment Policies                                        75
   Temporary Defensive Positions                                              75
   Administrative Services                                                    75
   Portfolio Distribution                                                     76
   Classes of Shares
     Rule 12b-1 Distribution Fees                                             76
     Service Fees                                                             77
   Interests of the Holders of the
     Variable Insurance Contracts
     And Policies and Qualified
     Retirement Plans                                                         77
   Frequent Trading - Market Timing                                           77
   Portfolio Holdings Disclosure Policy                                       78
   Reports to Shareholders                                                    78
   Custodian                                                                  78
   Legal Counsel                                                              78
   Independent Registered Public Accounting
     Firm                                                                     78

OVERALL MANAGEMENT OF THE TRUST
   The Adviser                                                                79
   Management Fee                                                             79

NET ASSET VALUE                                                               80

TAXES AND DISTRIBUTIONS                                                       80

FINANCIAL HIGHLIGHTS                                                          82

TO OBTAIN MORE INFORMATION                                                  Back

INGINVESTORS TRUST TRUSTEES                                                 Back


AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").


INVESTMENT ADVISER


Directed Services, Inc. ("DSI" or "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." DSI is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries and more than 100,000 employees.


PORTFOLIOS AND PORTFOLIO MANAGERS

ING AIM Mid Cap Growth Portfolio - A I M Capital Management, Inc.
ING Alliance Mid Cap Growth Portfolio - Alliance Capital Management L.P.

ING Capital Guardian Managed Global Portfolio - Capital Guardian Trust Company ING Capital Guardian Small/Mid Cap Portfolio - Capital Guardian Trust Company ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company ING FMR(SM) Diversified Mid Cap Portfolio - Fidelity Management & Research Company
ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company ING Goldman Sachs Tollkeeper(SM) Portfolio - Goldman Sachs Asset Management, L.P.

ING Hard Assets Portfolio - Baring International Investment Limited ING Jennison Equity Opportunities Portfolio - Jennison Associates LLC ING Mercury Focus Value Portfolio - Mercury Advisors

ING Mercury Large Cap Growth Portfolio - Mercury Advisors

ING Salomon Brothers All Cap Portfolio - Salomon Brothers Asset Management Inc. ING Salomon Brothers Investors Portfolio - Salomon Brothers Asset Management Inc.
ING T. Rowe Price Capital Appreciation Portfolio - T. Rowe Price Associates,
Inc.
ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.
ING UBS U.S. Balanced Portfolio - UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio - Van Kampen
ING Van Kampen Global Franchise Portfolio - Van Kampen
ING Van Kampen Growth and Income Portfolio - Van Kampen
ING Van Kampen Real Estate Portfolio - Van Kampen


CLASSES OF SHARES

Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Service 2 Class shares ("Service 2"). For more information about share classes, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Service 2 shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, strategy, and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING AIM MID CAP GROWTH PORTFOLIO

PORTFOLIO MANAGER

A I M Capital Management, Inc. ("AIM Capital")

INVESTMENT OBJECTIVE
Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap(R) Index during the most recenT 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap(R) IndeX measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000(R) Index. ThE Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the RusselL 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise up to 40% of the Portfolio's total assets.


The Portfolio may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the Portfolio may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

The Portfolio Manager focuses on companies it believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have favorable prospects for future growth. The Portfolio Manager considers whether to sell a particular security when any of these factors materially changes.

The Portfolio may loan up to 33 1/3% of its total assets.


The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

          ING AIM MID CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1996       19.21%
1997       22.97%
1998        0.70%
1999       56.02%
2000      (12.57%)
2001      (21.30%)
2002      (31.79%)
2003       43.83%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell MidCap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invesT directly in the Russell Midcap(R) Growth Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                       5 YEARS              10 YEARS
                                       1 YEAR     (OR LIFE OF CLASS)    (OR LIFE OF CLASS)
   SERVICE 2 RETURN(1)                  ____%            ____%                 N/A
   Russell Midcap(R) Growth Index       ____%            ____%(3)              N/A
   CLASS S RETURN(1)                    ____%            ____%                ____%
   Russell Midcap(R) Growth Index       ____%            ____%                ____%(3)



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations October 2, 1995, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) A I M Capital Management, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(3) Index return for the Service 2 shares is for the period beginning September 1, 2002. Index return for the Class S shares is for the period beginning October 1, 1995.


MORE ON THE PORTFOLIO MANAGERS


AIM Capital has managed the Portfolio since March 1, 1999. AIM Capital is an indirect subsidiary of AMVESCAP, one of the world's largest independent investment companies. The principal address of AIM Capital is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. As of December 31, 2004, AIM Capital and its immediate parent, A I M Advisors, Inc., managed over $____ billion in assets.


The following persons at AIM Capital are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Karl Farmer                 Portfolio Manager

                            Mr. Farmer has been associated with AIM Capital and its
                            affiliates since 1998. Prior to 1998, Mr. Farmer spent six years as a pension actuary with William M. Mercer, Inc.,
                            focusing on retirement plans and other benefit programs.

Jay K. Rushin               Portfolio Manager

                            Mr. Rushin has been associated with AIM Capital and/or its affiliates from 1998 to the present and 1994 to 1996. During the period of 1996 to 1998, Mr. Rushin worked as an associate equity analyst at Prudential Securities.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING ALLIANCE MID CAP GROWTH PORTFOLIO

PORTFOLIO MANAGER

Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT OBJECTIVE

Long-term total return.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests in common stocks of middle capitalization ("mid-capitalization") companies. The Portfolio normally invests substantially all of its assets in high-quality common stocks that Alliance Capital expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The market capitalizations oF companies in the Russell Midcap(R) Growth Index ranged from $__ million to $__ billion as of December 31, 2004. ThE capitalization range of companies in the Russell Midcap(R) Growth Index will change with the markets and the PortfoliO typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

     - write exchange-traded covered call options on up to 25% of its total assets;

     - make secured loans on portfolio securities of up to 25% of its total assets;

     - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

     - enter into futures contracts on securities indexes and options on such futures contracts.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

        ING ALLIANCE MID CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999         25.38%
2000        (17.25%)
2001        (13.87%)
2002        (30.15%)
2003         66.82%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance OF those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the Russell Midcap(R) Growth Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                       5 YEARS              10 YEARS
                                       1 YEAR     (OR LIFE OF CLASS)    (OR LIFE OF CLASS)
   SERVICE 2 RETURN(1)                  ____%            ____%                 N/A
   Russell Midcap(R) Growth Index       ____%            ____%(3)              N/A
   CLASS S RETURN(1)                    ____%            ____%                ____%
   Russell Midcap(R) Growth Index       ____%            ____%                ____%(3)



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Alliance Capital Management L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(3) Index return for the Service 2 shares is for the period beginning September 1, 2002. Index return for the Class S shares is for the period beginning August 1, 1998.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Alliance Capital is a leading global investment management firms supervising clients accounts with assets totaling over $____ billion as of December 31, 2004. Alliance Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of Alliance Capital is 1345 Avenue of the Americas New York, NY 10105.

As of December 31, 2004, Alliance Capital Management Holding L.P. owns approximately 31% of the units of limited partnership interest in Alliance Capital. AXA Financial, Inc. owns approximately 55% of the outstanding publicly traded Alliance Holding Units and approximately 1.9% of the outstanding Alliance Capital Units, which, including the general partnership interests, Alliance Capital and Alliance Holding, represents a 55.5% economic interest in Alliance Capital. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the largest global financial services organizations.


The following person at Alliance Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
Catherine Wood                       Senior Vice President and Portfolio Manager, Alliance Capital,
                                     and Chief Investment Officer, Regent Investor Services, a
                                     division of Alliance Capital.

                                     Ms. Wood joined Alliance Capital in 2001 from Tupelo Capital
                                     Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for
                                     19 years with Jennison Associates as a Director and Portfolio
                                     Manager, Equity Research Analyst and Chief Economist.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO

PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks traded in securities markets throughout the world. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in debt securities, cash or money market instruments.

The Portfolio may invest in any type of company, large or small, with earnings that show a relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well known companies.


The Portfolio may enter into foreign currency transactions.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

    ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995      7.39%
1996     12.10%
1997     11.99%
1998     29.13%
1999     63.07%
2000    (14.70%)
2001    (12.04%)
2002    (20.29%)
2003     36.31%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International All Country World Index ("MSCI All Country World Index"). The MSCI All Country World Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. It is not possible to invest directly in the MSCI All Country World Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                       5 YEARS              10 YEARS
                                       1 YEAR     (OR LIFE OF CLASS)
   SERVICE 2 RETURN(1)                  ____%            ____%                 N/A
   MSCI All Country
     World Index                        ____%            ____%(3)              N/A
   CLASS S RETURN(1)                    ____%            ____%                ____%
   MSCI All Country
     World Index                        ____%            ____%                ____%


                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%


(1) The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

(3) Index return for the Service 2 shares is for the period beginning September 1, 2002.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
David I. Fisher                      Mr. Fisher is Chairman of the Board of Capital Group
                                     International, Inc. with portfolio management responsibilities for Capital Guardian, and he joined the Capital Guardian
                                     organization in 1969.

Eugene P. Stein                      Mr. Stein is an Executive Vice President of Capital Guardian,
                                     and joined the Capital Guardian organization in 1972.

Christopher A. Reed                  Mr. Reed is a Vice President of Capital International Research,
                                     Inc. with portfolio management responsibilities for Capital
                                     Guardian, and joined the Capital Guardian organization in 1993.

Michael R. Ericksen                  Mr. Ericksen is a Senior Vice President and Portfolio Manager
                                     for Capital Guardian, and joined the Capital Guardian
                                     organization in 1986.

Richard N. Havas                     Mr. Havas is a Senior Vice President and a Portfolio Manager
                                     with research responsibilities for the Capital Guardian, and joined the Capital Guardian organization in 1985.

Nancy J. Kyle                        Ms. Kyle is a Senior Vice President of Capital Guardian, and
                                     joined the Capital Guardian organization in 1990.

Lionel M. Sauvage                    Mr. Sauvage is a Senior Vice President of Capital Guardian, and
                                     joined the Capital Guardian organization in 1986.

Nilly Sikorsky                       Ms. Sikorsky is Chairman of Capital International S.A. Vice
                                     Chairman of Capital International Limited, a Director of the
                                     Capital Group Companies, Inc. and Managing Director - Europe of
                                     Capital Group International, Inc. She is a Portfolio Manager
                                     and joined Capital Guardian in 1962.

Rudolf M. Staehelin                  Mr. Staehelin is a Senior Vice President and Director of
                                     Capital International Research, Inc. with portfolio management responsibilities for Capital Guardian, and joined the Capital
                                     Guardian organization in 1981.

--------------------------------------------------------------------------------
                   DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO


PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the Russell 2800 Index. The Russell 2800 Index is defined as the combination of the Russell 2000(R) SmallCap and Russell MidCap Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000 Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell MidCap Index measures the performance of the smallest 800 companies in the Russell 1000 Index.

The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.


Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights.

The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.


The Portfolio may also enter into currency-related transactions, including currency futures and forward contracts and options on currencies.

The Portfolio may also invest a portion of its assets in money market instruments and repurchase agreements.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK
                           CONVERTIBLE SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
              DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

    ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1996     19.94%
1997     10.18%
1998     20.80%
1999     50.41%
2000    (18.29%)
2001     (1.71%)
2002    (25.54%)
2003     40.08%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell MidCap Index, Russell 2800 Index, and Russell 2000(R) Index. The Russell MidCap Index measures the performance of the smallest 800 companies in the Russell 1000 Index. The Russell 2800 Index is defined as the combination of the Russell 2000(R) Index and Russell Mid Cap Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000 Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell
2000(R) Index is an unmanaged equity index representing the 2,000 smallest companies in the Russell 3000(R), which contains the 3,000 largest U.S. companies based upon total market capitalization. The Russell MidCap Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell MidCap Index is a more appropriate index than the Russell 2000(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                       5 YEARS              10 YEARS
                                       1 YEAR     (OR LIFE OF CLASS)    (OR LIFE OF CLASS)
   SERVICE 2 RETURN(1)                  ____%            ____%                 N/A
   Russell MidCap Index                 ____%            ____%(3)              N/A
   Russell 2800 Index                   ____%            ____%(3)              N/A
   Russell 2000(R) Index                ____%            ____%(3)              N/A
   CLASS S RETURN(1)                    ____%            ____%                ____%
   Russell MidCap Index                 ____%            ____%                ____%(3)
   Russell 2800 Index                   ____%            ____%                ____%(3)
   Russell 2000(R) Index                ____%            ____%                ____%(3)



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations January 3, 1996, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small cap securities, as opposed to the current policy of small and mid cap.

(3) Index returns for the Service 2 shares are for the period beginning September 1, 2002. Index returns for the Class S shares are for the period beginning January 1, 1996.


MORE ON THE PORTFOLIO MANAGER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
James S. Kang                        Mr. Kang is a Vice President for Capital International
                                     Research, Inc. with research and portfolio management
                                     responsibilities with Capital Guardian, and joined the Capital
                                     Guardian organization in 1987.

Karen A. Miller                      Ms. Miller is a Senior Vice President and Director of Capital
                                     International Research, Inc. with portfolio management
                                     responsibilities for Capital Guardian, and joined the Capital
                                     Guardian organization in 1990.

Kathryn M. Peters                    Ms. Peters is a Vice President and U.S. Small Capitalization
                                     Equity Portfolio Manager for Capital International Research,
                                     Inc. Prior to joining the organization in 2001, Ms. Peters was a portfolio manager and principal with Montgomery Asset
                                     Management, LLC.

Theodore R. Samuels                  Mr. Samuels is a Senior Vice President and Director of Capital
                                     Guardian with portfolio management responsibilities. He joined
                                     Capital Guardian in 1981.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts. The Portfolio may invest a portion of its assets in debt securities and cash equivalents.


The Portfolio may also lend up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              GROWTH INVESTING RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

   ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2001     (3.78%)
2002    (23.91%)
2003     36.34%
2004

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)


                                                                    5 YEARS
                                                     1 YEAR    (OR LIFE OF CLASS)
SERVICE 2 RETURN(1)                                   ____%            ____%
S&P 500 Index                                         ____%            ____%(3)
CLASS S RETURN(1)                                     ____%            ____%
S&P 500 Index                                         ____%            ____%(3)



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%


(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations February 1, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000.

(3) Index return for the Service 2 shares is for the period beginning September 1, 2002. Index return for the Class S shares is for the period beginning February 1, 2000.

MORE ON THE PORTFOLIO MANAGER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
Karen A. Miller                      Ms. Miller is a Senior Vice President and Director of Capital
                                     International Research, Inc., with portfolio management
                                     responsibilities for Capital Guardian. She joined the Capital
                                     Guardian organization in 1990 where she served in various
                                     portfolio management positions.

Michael R. Ericksen                  Mr. Ericksen is a Senior Vice President and Portfolio Manager.
                                     He joined the Capital Guardian organization in 1987 where he served in various capacities.

David Fisher                         Mr. Fisher is Chairman of the Board of Capital Guardian Group
                                     International, Inc. and Capital Guardian. He joined the Capital
                                     Guardian organization in 1969 where he served in various
                                     portfolio management positions.

Theodore Samuels                     Mr. Samuels is a Senior Vice President and Director for Capital
                                     Guardian, as well as a Director of Capital International
                                     Research, Inc. He joined the Capital Guardian organization in
                                     1981 where he served in various portfolio management positions.

Eugene P. Stein                      Mr. Stein is Executive Vice President, a Director, a Portfolio
                                     Manager, and Chairman of the Investment Committee for Capital
                                     Guardian. He joined the Capital Guardian organization in 1972 where he served in various portfolio manager positions.

Terry Berkemeier                     Mr. Berkemeier is a Vice President of Capital International
                                     Research, Inc. with U.S. equity portfolio management
                                     responsibility in Capital Guardian. He joined the Capital
                                     Guardian organization in 1992.

Alan J. Wilson                       Mr. Wilson is an Executive Vice President and U.S. Research
                                     Director for Capital International Research, Inc. ("CIRI"). He
                                     is also an investment analyst for CIRI with portfolio
                                     management responsibilities, specializing in U.S. oil services and household products. He also serves as Vice President and a
                                     Director of Capital Guardian.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager normally invests the Portfolio's assets primarily in common stocks.

The Portfolio Manager normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Portfolio Manager generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap
400 Index ("S&P MidCap 400 Index"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Portfolio Manager may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Portfolio Manager may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers. The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


The Portfolio Manager may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                         OTHER INVESTMENT COMPANIES RISK

                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

        ING FMR(SM) DIVERSIFIED MID-CAP PORTFOLIO ANNUAL TOTAL RETURN(1)

2001     (6.77%)
2002    (19.47%)
2003     33.24%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the S&P MidCap 400 Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)


                                                                    5 YEARS
                                                     1 YEAR    (OR LIFE OF CLASS)
SERVICE 2 SHARES(1)                                   ____%            ____%
S&P MidCap 400 Index                                  ____%            ____%(3)
CLASS S SHARES(1)                                     ____%            ____%
S&P MidCap 400 Index                                  ____%            ____%(3)



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations October 2, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Index return for the Service 2 shares is for the period beginning September 1, 2002. Index return for the Class S shares is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER


FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2004, FMR and its wholly owned subsidiaries had over $___ billion in total assets under management.


The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
Tom Allen                            Vice President of FMR and Portfolio Manager of
                                     the Portfolio since February 2004.

                                     Since joining Fidelity Investments in 1995,
                                     Mr. Allen has worked as a research analyst and manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING FMR(SM) EARNINGS GROWTH PORTFOLIO

PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests primarily in common stocks.

The Portfolio Manager invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Portfolio Manager may also use various techniques, such as buying and selling futures contracts and other investment companies, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE PORTFOLIO MANAGER

FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2004, FMR and its wholly owned subsidiaries had over $___ billion in total assets under management.

The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
Joseph W. Day                        Vice President and Portfolio Manager

                                     Joseph W. Day is Portfolio Manager to the Earnings Growth
                                     Portfolio. Since joining Fidelity Investments in 1984, Mr. Day has worked as a research analyst and manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


PORTFOLIO MANAGER

Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in "Tollkeeper" companies, which are high-quality technology, media, or service companies that adopt or use technology to improve cost structure, revenue opportunities, and/or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Portfolio Manager believes are well positioned to benefit from the proliferation of technology. In general, the Portfolio Manager defines a Tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Portfolio Manager anticipates that Tollkeeper companies may increase revenue by increasing "traffic", or customers and sales, and raising "tolls," or prices, and margins. The Portfolio Manager does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Tollkeepers).

The Portfolio Manager believes that the characteristics of many Tollkeeper companies should enable them to grow consistently their businesses. Such characteristics include:

     -    Strong brand name;

     -    Dominant market share;

     -    Recurring revenue streams;

     -    Free cash flow generation;

     -    Long product life cycle;

     -    Enduring competitive advantage; and

     -    Excellent management.

The Internet is an example of a technology that the Portfolio Manager believes will drive growth for many Tollkeeper companies. The Internet's significant impact on the global economy has changed and will continue to change the way many companies operate. Business benefits of the Internet include global scalability, acquisition of new clients, new revenue sources, and increased efficiencies. Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.

Due to its focus on technology, media and service companies, the Portfolio's investment performance will be closely tied to many factors that affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Tollkeeper securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result, the Portfolio's net asset value is more likely to have greater volatility than that of a portfolio that is more diversified or invests in other industries.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. Your investment in the Portfolio is subject to the following principal risks:


                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              GROWTH INVESTING RISK

                                  INTERNET RISK

                                    IPO RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

       ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO - ANNUAL TOTAL RETURN(1)

2002    (38.20%)
2003     40.76%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of three broadly based market indices - the NASDAQ Composite Index, the Goldman Sachs Internet Index, and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks. The Goldman Sachs Internet Index is a capitalization-weighted index of selected internet companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The NASDAQ Composite Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the NASDAQ Composite Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                                       5 YEARS
                                                       1 YEAR     (OR LIFE OF CLASS)
   SERVICE 2 RETURN(1)                                 ____%           ____%
   NASDAQ Composite Index                              ____%           ____%(2)
   Goldman Sachs Internet Index                        ____%           ____%(2)
   S&P 500 Index                                       ____%           ____%(2)
   CLASS S RETURN(1)                                   ____%           ____%
   NASDAQ Composite Index                              ____%           ____%
   Goldman Sachs Internet Index                        ____%           ____%
   S&P 500 Index                                       ____%           ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations May 1, 2001, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Index returns for the Service 2 shares are for the period beginning September 1, 2002.


MORE ON THE PORTFOLIO MANAGER


GSAM, a wholly owned subsidiary of The Goldman Sachs Group, Inc., serves as the Portfolio Manager to the Portfolio. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co. ("Goldman Sachs") served as the Portfolio Manager to the Portfolio. On or about April 26, 2003, GSAM assumed Goldman Sachs' portfolio management responsibilities for the Portfolio. The Portfolio was previously managed by Liberty Investment Management, Inc., which was acquired by Goldman Sachs in 1996. The principal address of GSAM is 32 Old Slip, New York, New York 10005. As of December 31, 2004, Goldman Sachs, along with units of IMD, had assets under management of over $_____ billion.


The Portfolio is managed by a team of portfolio managers at GSAM. The following persons are primarily responsible for the day-to-day investment decisions of the
Portfolio:


NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
Steven M. Barry                      Mr. Barry is a Managing Director, Chief Investment Officer and
                                     senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 1999. From 1988 to 1999, Mr. Barry was a portfolio manager at Alliance Capital Management.

Kenneth T. Berents                   Mr. Berents is a Managing Director, Chairman of the Investment
                                     Committee and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 2000. From 1992 to 1999, Mr. Berents was Director of Research and head of the Investment Committee at Wheat First Union.

Herbert E. Ehlers                    Mr. Ehlers is a Managing Director, Chief Investment Officer,
                                     and senior portfolio manager of GSAM. He joined GSAM as a
                                     senior portfolio manager and chief investment officer of the
                                     Growth team in 1997. From 1981 to 1997, Mr. Ehlers was the chief investment officer and chairman of Liberty Investment
                                     Management, Inc. ("Liberty"), and its predecessor firm, Eagle
                                     Asset Management ("Eagle").

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------

Gregory H. Ekizian, CFA              Mr. Ekizian is a Managing Director, Chief Investment Officer
                                     and senior portfolio manager of GSAM. He joined GSAM as a
                                     portfolio manager and Co-Chair of the Growth Investment
                                     Committee in 1997. From 1990 to 1997, Mr. Ekizian was a
                                     portfolio manager at Liberty and its predecessor firm, Eagle.

Joseph B. Hudepohl, CFA              Mr. Hudepohl is a Vice President and portfolio manager of GSAM.
                                     Prior to joining GSAM in July 1999, Mr. Hudepohl was an analyst in the Investment Banking Division of Goldman Sachs where he worked in the High Technology Group.

Prashant R. Khemka, CFA              Mr. Khemka is a Vice President and portfolio manager of GSAM.
                                     Prior to joining Goldman Sachs in May 2000, he was an assistant portfolio manager in the Fundamental Strategies group at State
                                     Street Global Advisors.

Scott Kolar, CFA                     Mr. Kolar is a Managing Director and a senior portfolio manager of GSAM. He joined GSAM as an equity analyst in 1997 and became a portfolio manager in 1999. From 1994 to 1997, Mr. Kolar was an equity analyst and information systems specialist at
                                     Liberty.

Andrew F. Pyne                       Mr. Pyne is a Managing Director and senior portfolio manager of
                                     GSAM. He joined GSAM as a product manager in 1997 and became a portfolio manager in August 2001. From 1992 to 1997, Mr. Pyne was a product manager at Van Kampen Investments.

Jeffrey Rabinowitz, CFA              Mr. Rabinowitz is a Vice President and portfolio manager of
                                     GSAM. Prior to joining Goldman Sachs in May 1999, he was a senior software engineer at Motorola, Inc., responsible for product development of digital wireless phones.

Ernest C. Segundo, Jr., CFA          Mr. Segundo is a Vice President, and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 1997. From
                                     1992 to 1997, Mr. Segundo was a portfolio manager at Liberty and its predecessor firm, Eagle.

David G. Shell, CFA                  Mr. Shell is a Managing Director, Chief Investment Officer and
                                     senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 1997. From 1987 to 1997, Mr. Shell was a portfolio manager at Liberty and its predecessor firm, Eagle.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING HARD ASSETS PORTFOLIO

PORTFOLIO MANAGER

Baring International Investment Limited ("Baring International")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. Equity securities in which the Portfolio invests can include common and preferred stocks and American and Global Depositary Receipts but also include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

     -    precious metals;

     -    ferrous and non-ferrous metals;

     -    integrated oil;

     -    gas/other hydrocarbons;

     -    forest products;

     -    agricultural commodities; and

     -    other basic materials that can be priced by a market.

The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:

     -    securities of foreign issuers, including up to 35% in South Africa;

     -    companies not engaged in natural resources/hard asset activities;

     -    investment-grade corporate debt;

     -    U.S. government or foreign obligations;

     -    money market instruments;

     -    repurchase agreements;

     - special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country; and

     -    derivatives.

The Portfolio may also invest directly in commodities, including gold bullion and coins. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

               -    common stock;
               -    preferred stock;
               -    rights;
               -    warrants;
               -    "when-issued" securities;
               -    direct equity interests in trusts;
               -    joint ventures;
               -    "partly paid" securities;
               -    partnerships; and
               -    restricted securities.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio may also engage in short sales (up to 25% of net assets).

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                          BORROWING AND LEVERAGING RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                                 HARD ASSET RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               OTC INVESTMENT RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                                   SECTOR RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

ING HARD ASSETS PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995     10.54%
1996     32.97%
1997      6.06%
1998    (29.69%)
1999     23.19%
2000     (4.87%)
2001    (12.26%)
2002      0.64%
2003     52.12%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two broadly based market indices - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), and the Morgan Stanley Capital International All Country World Index ("MSCI All Country World Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The MSCI All Country World Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                       1 YEAR           5 YEARS               10 YEARS
                                                   (OR LIFE OF CLASS)
   SERVICE 2 RETURN(1)                  ____%            ____%                   N/A
   S&P 500 Index                        ____%            ____%(3)                N/A
   MSCI All Country World Index         ____%            ____%(3)                N/A
   CLASS S RETURN(1)                    ____%            ____%                  ____%
   S&P 500 Index                        ____%            ____%                  ____%
   MSCI All Country World Index         ____%            ____%                  ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Baring International Investment Limited has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(3) Index returns for the Service 2 shares are for the period beginning September 1, 2002.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Baring International is a subsidiary of Baring Asset Management Holdings Limited ("Baring Asset Management"). Baring Asset Management is the parent of the worldwide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The principal address of Baring International is 155 Bishopsgate, London, United Kingdom.

Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2004, Baring Asset Management managed over $_____ billion of assets.


The following person at Baring International is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
John Payne                           Investment Manager

                                     Mr. Payne has been an investment professional with
                                     Baring International and its ING affiliates since
                                     1993 and has 18 years of investment experience.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

Jennison Associates LLC ("Jennison")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in attractively valued equity securities of companies with current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio also may invest in preferred stocks, convertible securities and debt instruments that are consistent with its investment objective. The Portfolio also may invest up to 25% of its assets in foreign securities.

The Portfolio Manager uses a bottom-up research-based multi-cap opportunistic approach that seeks to identify attractively valued equity securities with favorable earnings prospects. The Portfolio Manager looks for investments that offer attractive reward to risk relationships as well as catalysts for fundamental change that could create strong return potential. Stocks can be poised for potential appreciation due to potential catalysts such as:

     -    Industry cycle turns;

     -    Corporate restructuring;

     -    New product development;

     -    Management focus on increasing shareholder value; and

     -    Improving balance sheets and cash flow.

The Portfolio Manager usually sells or reduces a particular security when it believes:

     -    a stock's long-term price objective has been achieved;

     -    a more attractive security has been identified;

     -    the reward to risk relationship of a stock is no longer favorable; and

     -    negative industry and/or company fundamentals have developed.

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may invest in options and futures contracts and may invest up to 25% of its total assets in real estate investment trusts.

The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                                    REIT RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

     ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995     29.95%
1996     20.08%
1997     28.75%
1998     12.51%
1999     24.46%
2000    (15.36%)
2001    (13.12%)
2002    (29.36%)
2003     30.93%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                               AVERAGE ANNUAL TOTAL RETURN(1)(2)


                                       1 YEAR           5 YEARS               10 YEARS
                                                   (OR LIFE OF CLASS)
   SERVICE 2 RETURN(1)                  ____%            ____%                   N/A
   S&P 500 Index                        ____%            ____%                   N/A
   CLASS S RETURN(1)                    ____%            ____%                  ____%
   S&P 500 Index                        ____%            ____%                  ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Jennison Associates LLC has managed the Portfolio since July 31, 2002. Performance prior to July 31, 2002 is attributable to different portfolio managers.

(3) Index return for the Service 2 shares are for the period beginning September 1, 2002.


MORE ON THE PORTFOLIO MANAGER


Jennison is a registered investment adviser and wholly owned subsidiary of Prudential Investment Management, Inc. ("PIM"). PIM is a wholly owned subsidiary of Prudential Asset Management Holding Company, which is a wholly owned subsidiary of Prudential Financial, Inc. The principal address of Jennison is 466 Lexington Avenue, New York, New York 10017. As of December 31, 2004, Jennison managed over $____ billion in assets.


The following persons at Jennison are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
Mark G. DeFranco                     Senior Vice President of Jennison

                                     Mr. DeFranco has been associated with Jennison since 1998.
                                     Prior to joining Jennison, he served as an analyst and
                                     portfolio manager with Pomboy Capital, as an analyst at
                                     Comstock Partners and as a member of the equity research sales division of Salomon Brothers.

Brian M. Gillott                     Senior Vice President of Jennison

                                     Prior to joining Jennison in 1998, Mr. Gillott served as an analyst with Soros Fund Management and as an analyst at
                                     Goldman, Sachs & Co.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY FOCUS VALUE PORTFOLIO

PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio tries to achieve its investment objective by investing primarily in a diversified portfolio consisting of equity securities that the Portfolio Manager believes are undervalued relative to its assessment of the current or prospective condition of the issuer.

The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow. The Portfolio may also invest in securities that are undervalued relative to prevailing market ratios. The Portfolio may invest in securities of companies or institutions that are experiencing poor operating conditions. Some of the characteristics of companies in which the Portfolio invests may include:

     -    depressed earnings;

     -    special competition;

     -    product obsolescence;

     -    relatively low price-to-earnings and price-to-book ratios; and

     -    stock out of favor.


The Portfolio may invest in debt securities of any maturity. The Portfolio has established no rating criteria for the fixed-income securities in which it invests and the fixed-income securities in which it invests may not be rated at all for creditworthiness.


Although not principal strategies, the Portfolio may also use the following investment strategies:


The Portfolio may invest in fixed-income securities, including, high-yield debt securities that are rated below investment grade, commonly called "junk bonds," specifically, Caa or lower by Moody's Investors Service, Inc. or CCC or lower by Standard & Poor's Corporation. Although junk bonds may have a higher yield than debt securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds are generally less liquid and experience more price volatility than higher rated fixed-income securities. As a matter of operating policy, the Portfolio does not intend to invest in excess of 10% of the total asset value of the Portfolio at time of purchase in junk bonds.

The Portfolio will not invest more than 10% of its total assets at the time of purchase in the equity and fixed-income securities of foreign issuers. The Portfolio may also invest in debt securities issued or guaranteed by foreign government entities, commonly known as "sovereign debt securities."


The Portfolio will normally invest a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when the Portfolio Manager is unable to find attractive equity or long-term debt securities or when the Portfolio Manager believes it is advisable to reduce exposure to these markets temporarily. Investment in these securities may also be used to meet redemptions. Short-term investments may limit the potential for an increase in the value of your shares or for the Portfolio to achieve its investment objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities. These securities, which cannot easily be resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio may borrow amounts up to 20% of its total assets, taken at market value, only from banks as a temporary measure for extraordinary or emergency purposes such as the settlement of a trade or the redemption of Portfolio shares.

The Portfolio may write (I.E., sell) covered call options not exceeding 10% of its total assets, taken at market value. The Portfolio may also enter into closing transactions with respect to these options. A call option is considered covered when the Portfolio, as writer of the option, owns the underlying securities.

The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK
                               SOVEREIGN DEBT RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

           ING MERCURY FOCUS VALUE PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003    31.07%
2004

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                         AVERAGE ANNUAL TOTAL RETURN(1)


                                                         1 YEAR    09/09/02
                                                                  (INCEPTION)
Service 2 Return(1)                                       ____%      ____%
S&P 500 Index                                             ____%      ____%(2)

                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%

(1) The performance information presented above is as of December 31 for each year or period.

(2)  Index return is for the period beginning September 1, 2002.


MORE ON THE PORTFOLIO MANAGER

Fund Asset Management L.P. ("FAM") serves as the Portfolio Manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $____ billion in investment company and other portfolio assets under management as of December 31, 2004.


The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
Robert J. Martorelli                 Senior Portfolio Manager

                                     Mr. Martorelli joined Mercury Advisors in 1985 as a Fund
                                     Analyst and has served as a portfolio manager since 1986.

Kevin Rendino                        Senior Portfolio Manager

                                     Mr. Rendino joined Mercury Advisors in 1990 as a Research
                                     Associate and was subsequently named Senior Analyst before becoming a Portfolio Manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING MERCURY LARGE CAP GROWTH PORTFOLIO


PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Portfolio Manager believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Portfolio Manager selects from among those which, at the time of purchase, are included in the Russell 1000(R) GrowtH Index. Using quantitative models that employ various factors, the Portfolio seeks to outperform the Russell 1000(R) Growth Index by investing in equity securities that the Portfolio Manager believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index.

In selecting securities for the Portfolio from its benchmark universe, the Portfolio Manager uses a proprietary quantitative model that employs three filters in its initial screen: earnings momentum, earnings surprise and valuation. The Portfolio Manager looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined - if the screening is done, the Portfolio Manager relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Portfolio Manager believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Portfolio Manager reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

     -    Relative prices to earnings and prices to book ratios;

     -    Stability and quality of earnings momentum and growth;

     -    Weighted median market capitalization of the Portfolio; and

     - Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000(R) Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when the Portfolio Manager believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              GROWTH INVESTING RISK
                                   INCOME RISK
                               INTEREST RATE RISK

                             INVESTMENT MODELS RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

         ING MERCURY LARGE CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003    26.71%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 1000(R) Growth Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Growth Index measures the performance of 1000 of thE largest U.S. domiciled companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Growth Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 1000(R) Growth Index is a more appropriate index than the S&P 500 Index for use as A comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                       1 YEAR         09/09/02
                                                                     (INCEPTION)
   Service 2 Return(1)                                  ____%           ____%
   Russell 1000(R) Growth Index                         ____%           ____%(2)
   S&P 500 Index                                        ____%           ____%(2)



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%


(1) The performance information presented above is as of December 31 for each year or period.

(2)  Index returns are for the period beginning September 1, 2002.

MORE ON THE PORTFOLIO MANAGER

Fund Asset Management L.P. ("FAM") serves as the Portfolio Manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $____ billion in investment company and other portfolio assets under management as of December 31, 2004.

The Portfolio is managed by a team of investment professionals that participates in the team's research process and stock selection. The senior investment professionals in this group include Robert C. Doll, Jr. and Dan Hanson, CFA. The team leader, Robert C. Doll, Jr., is responsible for the day-to-day management of the Portfolio. Mr. Doll has been the President of Mercury Advisors since 2001. He was Co-Head (Americas Region) of Mercury Advisors from 1999 to 2000. Prior to joining Mercury Advisors, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999. Mr. Hanson is a CFA(R) charterholder and a member of the Association for Investment Management and Research. He earned a bachelor's degree from Middlebury College and a MBA from the University of Chicago and has nine years of investment industry experience.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING SALOMON BROTHERS ALL CAP PORTFOLIO

PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Capital appreciation through investment in securities which the Portfolio Manager believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio Manager believes are undervalued in the marketplace. While the Portfolio Manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Portfolio Manager believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolio may also invest in foreign securities.


The Portfolio Manager employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Portfolio Manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Portfolio Manager looks for a positive catalyst in the company's near term outlook which the Portfolio Manager believes will accelerate earnings or improve the value of the company's assets. The Portfolio Manager also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Portfolio Manager looks for:

     -    Low market valuations measured by its valuation models; and

     -    Positive changes in earnings prospects because of factors such as:

            *  New, improved or unique products and services;
            *  New or rapidly expanding markets for the company's products;
            *  New management;
            * Changes in the economic, financial, regulatory or political environment particularly affecting the company;
            *  Effective research, product development and marketing; and
            *  A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets and may lend portfolio securities to generate income. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.




The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may affect the Portfolio's performance.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

         ING SALOMON BROTHERS ALL CAP PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001      1.75%
2002    (25.68%)
2003     38.75%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the Russell
3000(R) Index.


                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                        1 YEAR         5 YEARS
                                                                  (OR LIFE OF CLASS)
   SERVICE 2 RETURN(1)                                  _____%         _____%
   Russell 3000(R) Index                                _____%         _____%(2)
   CLASS S RETURN(1)                                    _____%         _____%
   Russell 3000(R) Index                                _____%         _____%(2)

                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%

(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations February 1, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Index return for the Service 2 shares is for the period beginning September 1, 2002. Index return for the Class S shares is for the period beginning February 1, 2000.


MORE ON THE PORTFOLIO MANAGER


SaBAM was established in 1987 and together with its affiliates in London, Tokyo, and Hong Kong, provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world. The principal address of SaBAM is 399 Park Avenue, New York, New York 10022. It is an indirect wholly owned subsidiary of Citigroup Inc. Citigroup Inc.'s businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2004, SaBAM managed over $____ billion in assets.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
John G. Goode                        Managing Director, SaBAM

                                     Mr. Goode has been employed by Citigroup Inc. or its
                                     predecessor firms since 1969.

Peter J. Hable                       Managing Director, SaBAM

                                     Mr. Hable has been employed by Citigroup Inc. and its
                                     predecessor firms since 1983.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING SALOMON BROTHERS INVESTORS PORTFOLIO

PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.

The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager focuses on established large capitalization companies, defined by the Portfolio Manager as companies with over $5 billion in market capitalization, seeking to identify those companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.


The Portfolio Manager focuses on companies that meet one or more of the following criteria:


     - Share prices that appear to be temporarily oversold or do not reflect positive company developments;

     - Share prices that appear to undervalue the company's assets, particularly on a sum-of-the-parts basis;

     - Special situations including corporate events, changes in management, regulatory changes or turnaround situations; and

     - Company specific items such as competitive market position, competitive products and services, experienced management team and stable financial condition.


Only companies that pass the Portfolio Manager's strict in-depth research and debate are eligible for purchase. The Portfolio Manager's bottom-up approach focuses on creating an information advantage through a thorough understanding of company fundamentals. From time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


The Portfolio may invest a portion of its assets in debts securities, including high-yield debt securities, and in cash equivalents. The Portfolio may borrow up to 5% of its total assets and lend up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              GROWTH INVESTING RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio Manager may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

         ING SALOMON BROTHERS INVESTORS PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001     (4.43%)
2002    (23.09%)
2003     31.11%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's/Barra Value Index ("S&P/Barra Value Index") and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those S&P 500 Index companies that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The S&P/BarraValue Index tends to be more heavily weighted in the energy and financial sectors than the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that both indices will be used for comparative purposes. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                    1 YEAR          5 YEARS
                                                               (OR LIFE OF CLASS)
   SERVICE 2 RETURN(1)                              _____%          _____%
   S&P/Barra Value Index                            _____%          _____%(2)
   S&P 500 Index                                    _____%          _____%(2)
   CLASS S RETURN(1)                                _____%          _____%
   S&P/Barra Value Index                            _____%          _____%
   S&P 500 Index                                    _____%          _____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations February 1, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Index returns for the Service 2 shares are for the period beginning September 1, 2002.


MORE ON THE PORTFOLIO MANAGER


SaBAM was established in 1987 and together with its affiliates in London, Tokyo, and Hong Kong, provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world. The principal address of SaBAM is 399 Park Avenue, New York, New York 10022. It is an indirect wholly owned subsidiary of Citigroup Inc. Citigroup Inc.'s businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2004, SaBAM managed over $____ billion in assets.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
Mark J. McAllister, CFA              Managing Director since December 2003. Formerly, Director and
                                     Equity Analyst with SaBAM from August 1999 through December
                                     2003.

                                     Executive Vice President and Portfolio Manager at JLW Capital
                                     Management Inc. from March 1998 to May 1999.

Robert Feitler                       Director with SaBAM since  1995.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Portfolio Manager believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.

The Portfolio's common stocks generally fall into one of two categories:

     - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and

     - the smaller category is composed of opportunistic investments whose prices are expected by the Portfolio Manager to rise in the short term but not necessarily over the long term.

Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Portfolio Manager's ability to find companies that meet valuation criteria rather than its market outlook.

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.

In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Portfolio

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

     (1) shares of the T. Rowe Price Reserve Investment Funds, Inc., and Government Reserve Investment Funds, Inc., internally managed money market funds of T. Rowe Price;

     (2)  U.S. government obligations;

     (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

     (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

     (5)  repurchase agreements.

The Portfolio may lend its securities and may also borrow securities.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 ALLOCATION RISK

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK

                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995      20.61%
1996      16.18%
1997      15.13%
1998       5.73%
1999       6.76%
2000      21.81%
2001       9.75%
2002       0.33%
2003      24.96%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Lehman Brothers U.S. Government/Credit Bond Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. Performance also is compared to a composite index. It is not possible to invest directly in the indices.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                             1 YEAR      5 YEARS        10 YEARS
                                                     (OR LIFE OF CLASS)
   SERVICE 2 SHARES(1)                        ____%       ____%            N/A
   S&P 500 Index                              ____%       ____%(3)         N/A
   Lehman Brothers U.S.
     Government/Credit
     Bond Index                               ____%       ____%(3)         N/A
   60% S&P 500/40%
     Lehman Index                             ____%       ____%(3)         N/A
   CLASS S SHARES(1)                          ____%       ____%           ____%
   S&P 500 Index                              ____%       ____%           ____%
   Lehman Brothers U.S.
     Government/Credit
     Bond Index                               ____%       ____%           ____%
   60% S&P/40%
     Lehman Index                             ____%       ____%           ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different portfolio manager.

(3) Index returns for the Service 2 shares are for the period beginning September 1, 2002.


MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2004, the firm and its affiliates managed over $___ billion in assets.


The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Portfolio Manager typically employs a "value" approach in selecting investments. The Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Portfolio Manager generally looks for companies with the following:

     -    an established operating history;

     - above-average dividend yield relative to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index");

     -    low price/earnings ratio relative to the S&P 500 Index;

     -    a sound balance sheet and other positive financial characteristics;
          and

     - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds Inc. and Government Reserve Investment Funds, Inc., internally managed money market funds of T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                             SECURITIES LENDING RISK

                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK


The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

      ING T. ROWE PRICE EQUITY INCOME PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995     18.77%
1996      8.60%
1997     17.28%
1998      8.08%
1999     (0.88%)
2000     12.77%
2001      1.21%
2002    (13.31%)
2003     25.10%

2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                       AVERAGE ANNUAL TOTAL RETURN (1)(2)


                                   1 YEAR         5 YEARS         10 YEARS
                                             (OR LIFE OF CLASS)
   SERVICE 2 RETURN(1)             _____%          _____%             NA
   S&P 500 Index                   _____%          _____%(3)          NA

   CLASS S RETURN(1)               _____%          _____%          _____%
   S&P 500 Index                   _____%          _____%          _____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to different portfolio managers.

(3) Index return for the Service 2 shares is for the period beginning September 1, 2002.


MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2004, the firm and its affiliates managed over $___ billion in assets.


The Portfolio is managed by an Investment Advisory Committee. Brian Rogers, as Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999. He joined T. Rowe Price in 1982.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING UBS U.S. BALANCED PORTFOLIO

PORTFOLIO MANAGER

UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

PRINCIPAL INVESTMENT

STRATEGY The Portfolio Manager allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Portfolio Manager may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Portfolio Manager uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Portfolio Manager may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Portfolio Manager generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Portfolio Manager's assessment of what a security is worth. The Portfolio Manager bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Portfolio Manager then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed income securities, the Portfolio Manager uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Portfolio Manager considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. The fixed income securities in which the Portfolio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated) securities or, if unrated, determined to be of comparable quality by the Portfolio Manager.

The Portfolio Manager's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Portfolio Manager manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.


The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.


The Portfolio Manager may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.




PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                    CALL RISK
                                   CREDIT RISK
                                DERIVATIVES RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

           ING UBS U.S. BALANCED PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2001             (6.67%)
2002            (14.90%)
2003             17.86%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of four indices: the Russell 3000(R) Index, the Lehman U.S. Aggregate Bond Index the Merrill Lynch High Yield Cash Pay Index, and the 65% Russell 3000/30% Lehman U.S. Aggregate Bond/5% Merrill Lynch High Yield Cash Pay Index. The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. Equity Market. The Lehman U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The inception date of the Merrill Lynch High Yield Cash Pay Index is October 31, 1984. It is not possible to invest directly in the indices.



                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                                       5 YEARS
                                                       1 YEAR    (OR LIFE OF CLASS)
   SERVICE 2 RETURN(1)                                   ____%        ____%
   Russell 3000(R) Index                                 ____%        ____%(3)
   Lehman U.S. Aggregate Bond Index                      ____%        ____%(3)
   Merrill Lynch High Yield Cash Pay Index               ____%        ____%(3)
   65% Russell 3000/30% Lehman U.S. Aggregate
     Bond/5% Merrill Lynch High Yield Cash
     Pay Index                                           ____%        ____%(3)
   CLASS S RETURN(1)                                     ____%        ____%
   Russell 3000(R) Index                                 ____%        ____%(3)
   Lehman U.S. Aggregate Bond Index                      ____%        ____%(3)
   Merrill Lynch High Yield Cash Pay Index               ____%        ____%(3)
   65% Russell 3000/30% Lehman U.S. Aggregate
     Bond/5% Merrill Lynch High Yield Cash
     Pay Index                                           ____%        ____%(3)



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for Service 2 shares of the Portfolio, which commenced operations on June 3, 2003. The bar chart figures shown for prior years provide performance for Class S shares, which commenced operations on October 2, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Service 2 and Class S shares, the Class S shares are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different portfolio manager.

(3) Index returns for the Service 2 shares are for the period beginning June 1, 2003. Index returns for the Class S shares are for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER

UBS is the Portfolio Manager. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2004, UBS had over $___ billion in assets under management.


UBS is an indirect wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

Investment decisions for the Portfolio are made by an investment management team at UBS.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio may invest, to a limited extent, in foreign companies that are listed on U.S. exchanges or traded in U.S. markets. Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio invests primarily in growth-oriented companies. The Portfolio Manager emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Portfolio Manager seeks those companies with the potential for strong free cash flow and compelling business strategies.

Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Portfolio generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. The Portfolio's portfolio management team focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Portfolio Manager continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual returns and long-term performance and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of the future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

         ING VAN KAMPEN EQUITY GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003             23.63%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell 1000(R) Growth Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Growth Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 1000(R) Growth Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.



                         AVERAGE ANNUAL TOTAL RETURN(1)

                                                        1 YEAR      09/09/02
                                                                   (INCEPTION)
   Service 2 Return(1)                                   ____%        ____%
   Russell 1000(R) Growth Index                          ____%        ____%(2)
   S&P 500 Index                                         ____%        ____%(2)



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period.

(2) The index returns are for the period beginning September 1, 2002.


MORE ON THE PORTFOLIO MANAGER

Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $____ billion.

The Portfolio's assets are managed within Van Kampen's U.S. Growth Team. Current members of the team include Dennis Lynch, Managing Director; David Cohen, Managing Director; and Sam Chainani, Executive Director.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Portfolio Manager emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from at least three different countries, which may include the United States.

The Portfolio Manager seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Portfolio Manager's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Portfolio Manager relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Portfolio Manager believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

       ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003             25.94%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International World Index(SM) ("MSCI World Index"). The MSCI World Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the MSCI World Index.


                         AVERAGE ANNUAL TOTAL RETURN(1)

                                                         1 YEAR     09/09/02
                                                                   (INCEPTION)
   Service 2 Return(1)                                    ____%       ____%
   MSCI World Index                                       ____%       ____%(2)



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period.

(2) Index return is for the period beginning September 1, 2002.


MORE ON THE PORTFOLIO MANAGER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $___ billion.

The Portfolio is managed by the Global Franchise team. Hassan Elmasry, Managing Director, Paras Dodhia, Vice President, and Ewa Borowska, Executive Director, are current members of the team.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Portfolio Manager seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc. ("Moody's"). A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Portfolio Manager may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

     ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995      30.86%
1996      20.45%
1997      29.63%
1998      13.97%
1999      15.70%
2000      (2.24%)
2001     (12.08%)
2002     (14.88%)
2003      27.71%
2004

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell 1000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Index is an unmanaged index consisting of the 1000 largest companies in the Russell 3000(R) Index. It is not possible to invest directly in the indices.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                        1 YEAR         5 YEARS        10 YEARS
                                                 (OR LIFE OF CLASS)
   SERVICE 2 RETURN(1)                  ____%          ____%             N/A
   S&P 500 Index                        ____%          ____%(3)          N/A
   Russell 1000(R) Index                ____%          ____%(3)          N/A
   CLASS S RETURN(1)                    ____%          ____%            ____%
   S&P 500 Index                        ____%          ____%            ____%
   Russell 1000(R) Index                ____%          ____%            ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different portfolio manager.

(3) Index returns for the Service 2 shares are for the period beginning September 1, 2002.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $___ billion.

The Portfolio is managed by Van Kampen's Equity Income team. Current members of the team include James A. Gilligan, Managing Director; Thomas Bastian, Vice President; Sergio Marcheli, Vice President; James O. Roeder, Executive Director; and Vincent Vizachero, Vice President.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO MANAGER
Van Kampen

INVESTMENT OBJECTIVE
Capital appreciation. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ"). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio Manager selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

    - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

    - financial institutions which issue or service mortgages, not to exceed 25% of total assets;

    - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

    - high-yield debt securities and convertible bonds, not to exceed 20% of total assets;

    -  mortgage- and asset-backed securities; and

    -  covered options on securities and stock indexes.


The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                                  MORTGAGE RISK

                                    REIT RISK
                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

        ING VAN KAMPEN REAL ESTATE PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995          16.41%
1996          35.12%
1997          22.62%
1998         (13.57%)
1999          (3.95%)
2000          30.81%
2001           7.99%
2002           0.04%
2003          37.54%
2004

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. It is not possible to invest directly in the Wilshire Real Estate Securities Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                        1 YEAR         5 YEARS        10 YEARS
                                                 (OR LIFE OF CLASS)
   SERVICE 2 RETURNS(1)                 ____%          ____%             N/A
   Wilshire Real Estate
     Securities Index                   ____%          ____%(3)          N/A
   CLASS S RETURNS(1)                   ____%          ____%            ____%
   Wilshire Real Estate
     Securities Index                   ____%          ____%            ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) On December 17, 2001, Van Kampen became the Portfolio Manager of the Portfolio. Performance prior to December 17, 2001 is attributable to different portfolio managers.

(3) Index return for the Service 2 shares is for the period beginning September 1, 2002.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $___ billion.

The Portfolio is managed by Van Kampen's Real Estate team led by Theodore R. Bigman, Managing Director.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2004 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.


                                SERVICE 2 SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                                                             DISTRIBUTION
                                                            MANAGEMENT          (12b-1)          SHAREHOLDER          OTHER
                                                                FEE              FEE(2)          SERVICES FEE        EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio                                   ____%              0.25%              0.25%        ____%(3)
ING Alliance Mid Cap Growth Portfolio                              ____%              0.25%              0.25%        ____%(3)
ING Capital Guardian Managed Global Portfolio                      ____%(1)           0.25%              0.25%        ____%(3)
ING Capital Guardian Small/Mid Cap Portfolio                       ____%              0.25%              0.25%        ____%(3)
ING Capital Guardian U.S. Equities Portfolio                       ____%              0.25%              0.25%        ____%(3)
ING FMRSM Diversified Mid Cap Portfolio                            ____%              0.25%              0.25%        ____%(3)
ING FMRSM Earnings Growth Portfolio                                ____%              0.25%              0.25%        ____%(4)
ING Goldman Sachs Tollkeeper(SM) Portfolio                         ____%              0.25%              0.25%        ____%(3)
ING Hard Assets Portfolio                                          ____%              0.25%              0.25%        ____%(3)
ING Jennison Equity Opportunities Portfolio                        ____%              0.25%              0.25%        ____%(3)
ING Mercury Focus Value Portfolio                                  ____%              0.25%              0.25%        ____%(3)
ING Mercury Large Cap Growth Portfolio                             ____%              0.25%              0.25%        ____%(3)
ING Salomon Brothers All Cap Portfolio                             ____%              0.25%              0.25%        ____%(3)
ING Salomon Brothers Investors Portfolio                           ____%              0.25%              0.25%        ____%(3)
ING T. Rowe Price Capital Appreciation
  Portfolio                                                        ____%              0.25%              0.25%        ____%(3)
ING T. Rowe Price Equity Income Portfolio                          ____%              0.25%              0.25%        ____%(3)
ING UBS U.S. Balanced Portfolio                                    ____%              0.25%              0.25%        ____%(3)
ING Van Kampen Equity Growth Portfolio                             ____%              0.25%              0.25%        ____%(3)
ING Van Kampen Global Franchise Portfolio                          ____%              0.25%              0.25%        ____%(3)
ING Van Kampen Growth and Income Portfolio                         ____%              0.25%              0.25%        ____%(3)
ING Van Kampen Real Estate Portfolio                               ____%              0.25%              0.25%        ____%(3)

                                                                  TOTAL            WAIVERS,             TOTAL NET
                                                                OPERATING       REIMBURSEMENTS,         OPERATING
                                                                 EXPENSES      AND RECOUPMENTS(2)       EXPENSES
-------------------------------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio                                     ____%                  0.10%              ____%(5)
ING Alliance Mid Cap Growth Portfolio                                ____%                  0.10%              ____%(5)
ING Capital Guardian Managed Global Portfolio                        ____%                  0.10%              ____%(5)
ING Capital Guardian Small/Mid Cap Portfolio                         ____%                  0.10%              ____%(5)
ING Capital Guardian U.S. Equities Portfolio                         ____%                  0.10%              ____%(5)
ING FMRSM Diversified Mid Cap Portfolio                              ____%                  0.10%              ____%
ING FMRSM Earnings Growth Portfolio                                  ____%                      %(6)           ____%
ING Goldman Sachs Tollkeeper(SM) Portfolio                           ____%                      %(6)           ____%
ING Hard Assets Portfolio                                            ____%                  0.10%              ____%
ING Jennison Equity Opportunities Portfolio                          ____%                  0.10%              ____%(5)
ING Mercury Focus Value Portfolio                                    ____%                  0.10%              ____%
ING Mercury Large Cap Growth Portfolio                               ____%                  0.10%              ____%
ING Salomon Brothers All Cap Portfolio                               ____%                  0.10%              ____%(5)
ING Salomon Brothers Investors Portfolio                             ____%                  0.10%              ____%
ING T. Rowe Price Capital Appreciation
  Portfolio                                                          ____%                  0.10%              ____%(5)
ING T. Rowe Price Equity Income Portfolio                            ____%                  0.10%              ____%(5)
ING UBS U.S. Balanced Portfolio                                      ____%                  0.10%              ____%
ING Van Kampen Equity Growth Portfolio                               ____%                  0.10%              ____%
ING Van Kampen Global Franchise Portfolio                            ____%                  0.10%              ____%
ING Van Kampen Growth and Income Portfolio                           ____%                  ____%              ____%(5)
ING Van Kampen Real Estate Portfolio                                 ____%                  0.10%              ____%



(1) This table shows the estimated operating expenses for Service 2 shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised.

(2) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI") provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios, (except for ING FMR(SM) Earnings Growth Portfolio) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI or the Trust, including the cost of the Trustees and Officers Errors

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

    and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.


(4) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING FMR(SM) Earnings Growth Portfolio. "Other Expenses" for ING FMRSM Earnings Growth Portfolio are estimated because it did not have a full calendar year of performance as of December 31, 2004.

(5) A portion of the brokerage commissions that the ING AIM Mid Cap Growth, ING Alliance Mid Cap Growth, ING Capital Guardian Managed Global, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Jennison Equity Opportunities, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the "Total Net Operating Expenses" for each Portfolio for the year ended December 31, 2004 would have been ___%, ___%, ___%, ___%, ___%, ___%, ___%, ___%, ___%, and ___%, respectively. This arrangement may be discontinued at any time.

(6) Directed Services, Inc. ("DSI"), the manager, has entered into a written expense limitation agreement with respect to ING FMR(SM) Earnings Growth and ING Goldman Sachs Tollkeeper(SM) Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupment." This amount also includes the 0.10% distribution fee waiver which footnote 2 explains in more detail. The expense limitation agreement will continue through at least May 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Service 2 shares of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Service 2 shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Service 2 shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                      1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio                                      $ ___      $ ___      $ ___     $ ___
ING Alliance Mid Cap Growth Portfolio                                 $ ___      $ ___      $ ___     $ ___
ING Capital Guardian Managed Global Portfolio                         $ ___      $ ___      $ ___     $ ___
ING Capital Guardian Small/Mid Cap Portfolio                          $ ___      $ ___      $ ___     $ ___
ING Capital Guardian U.S. Equities Portfolio                          $ ___      $ ___      $ ___     $ ___
ING FMRSM Diversified Mid Cap Portfolio                               $ ___      $ ___      $ ___     $ ___
ING FMRSM Earnings Growth Portfolio                                   $ ___      $ ___      $ ___     $ ___
ING Goldman Sachs Tollkeeper(SM) Portfolio                            $ ___      $ ___      $ ___     $ ___
ING Hard Assets Portfolio                                             $ ___      $ ___      $ ___     $ ___
ING Jennison Equity Opportunities Portfolio                           $ ___      $ ___      $ ___     $ ___
ING Mercury Focus Value Portfolio                                     $ ___      $ ___      $ ___     $ ___
ING Mercury Large Cap Growth Portfolio                                $ ___      $ ___      $ ___     $ ___
ING Salomon Brothers All Cap Portfolio                                $ ___      $ ___      $ ___     $ ___
ING Salomon Brothers Investors Portfolio                              $ ___      $ ___      $ ___     $ ___
ING T. Rowe Price Capital Appreciation Portfolio                      $ ___      $ ___      $ ___     $ ___
ING T. Rowe Price Equity Income Portfolio                             $ ___      $ ___      $ ___     $ ___
ING UBS U.S. Balanced Portfolio                                       $ ___      $ ___      $ ___     $ ___
ING Van Kampen Equity Growth Portfolio                                $ ___      $ ___      $ ___     $ ___
ING Van Kampen Global Franchise Portfolio                             $ ___      $ ___      $ ___     $ ___
ING Van Kampen Growth and Income Portfolio                            $ ___      $ ___      $ ___     $ ___
ING Van Kampen Real Estate Portfolio                                  $ ___      $ ___      $ ___     $ ___


The Example numbers reflect the contractual fee waiver for the one-year period and the contractual fee waiver for the one-year period and the first year of the three-, five- and ten- year periods.

--------------------------------------------------------------------------------
                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------


THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

ALLOCATION RISK. A Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Portfolio Manager. A Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

BORROWING AND LEVERAGE RISK. A Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain a Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

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--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social, and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security.

GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (GNMA). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


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GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by industry.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Portfolio Manager to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.


IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant.

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LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation of the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

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To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Portfolio Manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a Portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a


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delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.


SHORT SALES RISK. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.


SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of small companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.


UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

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PERCENTAGE AND RATING LIMITATIONS


Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.


A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIO


The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS


A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Portfolio Manager believes that adverse market, economic, political, or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Goldman Sachs Tollkeeper Portfolio may invest, for temporary defensive purposes, more significantly in U.S. government securities, repurchase agreements collateralized by by U.S. government securities, CD's, bankers' acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a maturity of less than one year. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional Information. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSI has been contracted to provides administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMRSM Earnings Growth Portfolio). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. For these Portfolios, DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the


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Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING FMR(SM) Earnings Growth Portfolio), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth Portfolio. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth Portfolio directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class, Institutional Class, Service Class, and Service 2 Class ("Service 2") shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Service 2 shares are offered by this Prospectus.

RULE 12b-1 DISTRIBUTION FEES. The Trust has adopted a Rule 12b-1 Distribution Plan (the "12b-1 Plan") for the Service 2 shares of each Portfolio of the Trust. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the Distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 shares. The expense waiver will continue through at least December 31, 2005, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1
Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:


(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;


(d) obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objectives and policies and other information about the Trust and the Portfolios including the performance of the Portfolio's Service 2 Shares;


(e)  training sales personnel regarding the Trust

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

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(g)  financing any other activity that the Trust's Board of Trustees ("Board")
     determines is primarily intended to result in the sale of the Portfolios' Service 2 Shares.

SERVICE FEES. The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Service 2 shares of each portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Service 2 shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of up to 0.25% of the portfolio's average daily net assets attributable to its Service 2 shares.


INTERESTS OF HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING


The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price

--------------------------------------------------------------------------------
                          MORE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculated its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio does not accurately value securities, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures, can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolio's polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash. The Custodian is also responsible for safekeeping the Trust's assets and for portfolio accounting services for the Portfolios.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as an independent registered public accounting firm to the Portfolios.

--------------------------------------------------------------------------------
                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE ADVISER


DSI, a New York corporation, is the adviser to the Trust. As of December 31, 2004, DSI managed over $__ billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and with the NASD as a broker-dealer. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board to replace an existing Portfolio Manager with a non-affiliated Portfolio Manager for the Portfolios, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' Statement of Additional Information.


DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE

The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:


                                                                            FEE PAID TO DSI DURING 2004
                                                                          (AS A PERCENTAGE OF AVERAGE NET
  PORTFOLIO                                                                         ASSETS)(1)
  --------------------------------------------------------------------------------------------------------
  ING AIM Mid Cap Growth Portfolio                                                    ___%
  ING Alliance Mid Cap Growth Portfolio                                               ___%
  ING Capital Guardian Managed Global Portfolio                                       ___%
  ING Capital Guardian Small/Mid Cap Portfolio                                        ___%
  ING Capital Guardian U.S. Equities Portfolio                                        ___%
  ING FMRSM Diversified Mid Cap Portfolio                                             ___%
  ING Goldman Sachs Tollkeeper(SM) Portfolio                                          ___%
  ING Hard Assets Portfolio                                                           ___%
  ING Jennison Equity Opportunities Portfolio                                         ___%
  ING Mercury Focus Value Portfolio                                                   ___%
  ING Mercury Large Cap Growth Portfolio                                              ___%
  ING Salomon Brothers All Cap Portfolio                                              ___%
  ING Salomon Brothers Investors Portfolio                                            ___%
  ING T. Rowe Price Capital Appreciation Portfolio                                    ___%
  ING T. Rowe Price Equity Income Portfolio                                           ___%
  ING UBS U.S. Balanced Portfolio                                                     ___%
  ING Van Kampen Equity Growth Portfolio                                              ___%
  ING Van Kampen Global Franchise Portfolio                                           ___%
  ING Van Kampen Growth and Income Portfolio                                          ___%
  ING Van Kampen Real Estate Portfolio                                                ___%



(1) DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------


The net asset value ("NAV") per share for each class each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the SEC). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.


When market quotations are not readily available or are deemed unreliable, the Portfolio may use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;


     -    Securities of an issuer that has entered into a restructuring;

     -    Securities whose trading has been halted or suspended;


     - fixed-income securities that have gone into default and for which there is no current market value quotation; and

     -    Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order is received in proper form.


--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

--------------------------------------------------------------------------------
                       TAXES AND DISTRIBUTIONS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2003 and 2004, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because ING FMR(SM) Earnings Growth Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), audited financial highlights are not available.


ING AIM MID CAP GROWTH PORTFOLIO


                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003#      2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         8.99            9.18
 Income (loss) from investment operations:
 Net investment loss                                                   $        (0.04)          (0.02)
 Net realized and unrealized gain (loss) on investments                $         3.98           (0.17)
 Total from investment operations                                      $         3.94           (0.19)
 Net asset value, end of period                                        $        12.93            8.98
 TOTAL RETURN++                                                        %        43.83           (2.07)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                     $        3,200              87
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                 %         1.01            1.05
 Before brokerage commission recapture+                                %         1.09            1.10
 Ratio of net investment loss to average net assets+                   %        (0.47)          (0.56)
 Portfolio turnover rate                                               %          214             188



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING ALLIANCE MID CAP GROWTH PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003       2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         8.92            8.37
 Income (loss) from investment operations:
 Net investment loss                                                   $        (0.10)          (0.02)
 Net realized and unrealized gain on investments                       $         6.06            0.57
 Total from investment operations                                      $         5.96            0.55
 Net asset value, end of period                                        $        14.88            8.92
 TOTAL RETURN++                                                        %        66.82            6.57

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $        4,638             158
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                 %         1.14            1.18
 Before brokerage commission recapture+                                %         1.19            1.21
 Ratio of net investment loss to average net assets+                   %        (0.86)          (0.71)
 Portfolio turnover rate                                               %          111             159



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO


                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003       2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         8.29            8.05
 Income (loss) from investment operations:
 Net investment income (loss)                                          $         0.02           (0.00)(1)
 Net realized and unrealized gain on investments and
   foreign currencies                                                  $         2.99            0.24
 Total from investment operations                                      $         3.01            0.24
 Net asset value, end of period                                        $        11.30            8.29
 TOTAL RETURN++                                                        %        36.31            2.98

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $        2,081              60
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                 %         1.40            1.40
 Before brokerage commission recapture+                                %         1.41            1.41
 Ratio of net investment income (loss) to average net assets+          %         0.23           (0.16)
 Portfolio turnover rate                                               %           23              36


(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(1)  Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003       2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         7.86            7.98
 Income (loss) from investment operations:
 Net investment income                                                 $         0.01            0.02
 Net realized and unrealized gain (loss) on investments                $         3.14           (0.14)
 Total from investment operations                                      $         3.15           (0.12)
 Less Distributions:
 Dividends from net investment income                                  $        (0.01)          (0.00)(1)
 Total distributions                                                   $        (0.01)          (0.00)(1)
 Net asset value, end of period                                        $        11.00            7.86
 TOTAL RETURN++                                                        %        40.08           (1.50)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $        4,148             330
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                 %         1.08            1.10
 Before brokerage commission recapture+                                %         1.09            1.11
 Ratio of net investment income to average net assets+                 %         0.13            0.75
 Portfolio turnover rate                                               %           40              40



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(1)  Amount is less than $0.01.


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003       2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         7.76            7.45
 Income/(loss) from investment operations:
 Net investment income                                                 $         0.01            0.01
 Net realized and unrealized gain on investments
   and foreign currencies                                              $         2.81            0.31
 Total from investment operations                                      $         2.82            0.32
 Less Distributions:
 Dividends from net investment income                                  $           --           (0.01)
 Total distributions                                                   $           --           (0.01)
 Net asset value, end of period                                        $        10.58            7.76
 TOTAL RETURN++                                                        %        36.34            4.25

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                     $        6,788             344
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                 %         1.14            1.12
 Before brokerage commission recapture+                                %         1.15            1.16
 Ratio of net investment income to average net assets+                 %         0.13            0.33
 Portfolio turnover rate                                               %           21              27


(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003       2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         7.43            7.76
 Income (loss) from investment operations:
 Net investment income                                                 $         0.01            0.01
 Net realized and unrealized gain (loss) on investments                $         2.46           (0.33)
 Total from investment operations                                      $         2.47           (0.32)
 Less distributions:
 Dividends from net investment income                                  $           --           (0.01)
 Net asset value, end of period                                        $         9.90            7.43
 TOTAL RETURN++                                                        %        33.24           (4.15)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $        3,752             226
 Ratio of operating expenses to average net assets+                    %         1.15            1.16
 Ratio of net investment income to average net assets+                 %         0.17            0.30
 Portfolio turnover rate                                               %           93             106



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003#      2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         4.76            4.52
 Income (loss) from investment operations:
 Net investment loss                                                   $        (0.08)          (0.03)
 Net realized and unrealized gain on investments                       $         2.02            0.27
 Total from investment operations                                      $         1.94            0.24
 Net asset value, end of period                                        $         6.70            4.76
 TOTAL RETURN++                                                        %        40.76            5.31

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $        2,597              64
 Ratio of operating expenses to average net assets+                    %         2.00            2.01
 Ratio of net investment loss to average net assets+                   %        (1.77)          (1.93)
 Portfolio turnover rate                                               %           30              42



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING HARD ASSETS PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003       2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         9.82            9.95
 Income (loss) from investment operations:
 Net investment income                                                 $         0.12            0.03
 Net realized and unrealized gain (loss) on investments and foreign
  currencies                                                           $         5.00           (0.12)
 Total from investment operations                                      $         5.12           (0.09)
 Less distributions:
 Dividends from net investment income                                  $        (0.04)          (0.04)
 Total distributions                                                   $        (0.04)          (0.04)
 Net asset value, end of period                                        $        14.90            9.82
 TOTAL RETURN++                                                        %        52.12           (0.87)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $        3,075             107
 Ratio of operating expenses to average net assets+                    %         1.09            1.10
 Ratio of net investment income to average net assets+                 %         1.89            0.94
 Portfolio turnover rate                                               %          117             187



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO*



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003       2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $        10.04           10.17
 Income (loss) from investment operations:
 Net investment income (loss)                                          $         0.02            0.01
 Net realized and unrealized gain (loss) on investments                $         3.09           (0.14)
 Total from investment operations                                      $         3.11           (0.13)
 Less distributions:
 Dividends from net investment income                                  $        (0.01)          (0.00)(1)
 Total distributions                                                   $        (0.01)          (0.00)
 Net asset value, end of period                                        $        13.14           10.04
 TOTAL RETURN++                                                        %        30.93           (1.27)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $        1,641              44
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                 %         1.04            0.91
 Before brokerage commission recapture+                                %         1.09            1.10
 Ratio of net investment income to average net assets+                 %         0.21            0.23
 Portfolio turnover rate                                               %          106             158


* Since August 1, 2002, Jennison Associates, LLC has served as the Portfolio Manager for the ING Jennison Equity Opportunities Portfolio. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from Capital Appreciation Series to ING Jennison Equity Opportunity Portfolio.

(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(1)  Amount is less than 0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING MERCURY FOCUS VALUE PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003       2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         8.44            8.21
 Income (loss) from investment operations:
 Net investment income (loss)                                          $         0.00(1)        (0.01)
 Net realized and unrealized gain (loss) on investments                $         2.62            0.24
 Total from investment operations                                      $         2.62            0.23
 Less distributions:
 Dividends from net investment income                                  $        (0.01)             --
 Distributions from capital gains                                      $        (0.09)             --
 Total distributions                                                   $        (0.10)             --
 Net asset value, end of period                                        $        10.96            8.44
 TOTAL RETURN++                                                        %        31.07            2.80

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $          805              58
 Ratio of operating expenses to average net assets+                    %         1.20            1.21
 Ratio of net investment income (loss) to average net assets+          %         0.01           (0.37)
 Portfolio turnover rate                                               %           76              61



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(1)  Amount is less than $0.01.


ING MERCURY LARGE CAP GROWTH PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003       2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         8.05            8.42
 Income (loss) from investment operations:
 Net investment loss                                                   $        (0.02)          (0.01)
 Net realized and unrealized gain (loss) on investments                $         2.17           (0.36)
 Total from investment operations                                      $         2.15           (0.37)
 Net asset value, end of period                                        $        10.20            8.05
 TOTAL RETURN++                                                        %        26.71           (4.39)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $          857             117
 Ratio of operating expenses to average net assets+                    %         1.20            1.21
 Ratio of net investment loss to average net assets+                   %        (0.43)          (0.26)
 Portfolio turnover rate                                               %          102              56



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING SALOMON BROTHERS ALL CAP PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003       2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         8.57            8.87
 Income (loss) from investment operations:
 Net investment income                                                 $         0.01            0.02
 Net realized and unrealized gain (loss) on investments                $         3.31           (0.31)
 Total from investment operations                                      $         3.32           (0.29)
 Less distributions:
 Dividends from net investment income                                  $        (0.00)(1)       (0.01)
 Total distributions                                                   $        (0.00)(1)       (0.01)
 Net asset value, end of period                                        $        11.89            8.57
 TOTAL RETURN++                                                        %        38.75           (3.28)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in (000's)                                 $        6,134             186
 Ratio of operating expenses to average net assets:
 After brokerage commission reimbursement+                             %         1.13            1.16
 Before brokerage commission reimbursement+                            %         1.15            1.16
 Ratio of net investment income to average net assets+                 %         0.12            0.65
 Portfolio turnover rate                                               %           21             139



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(1)  Amount is less than $0.01.


ING SALOMON BROTHERS INVESTORS PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003       2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         8.03            8.16
 Income (loss) from investment operations:
 Net investment income                                                 $         0.08            0.04
 Net realized and unrealized gain (loss) on investments                $         2.42           (0.11)
 Total from investment operations                                      $         2.50           (0.07)
 Less Distributions:
 Dividends from net investment income                                  $        (0.01)          (0.06)
 Total distributions                                                   $        (0.01)          (0.06)
 Net asset value, end of period                                        $        10.52            8.03
 TOTAL RETURN++                                                        %        31.11           (0.92)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $        1,015             307
 Ratio of operating expenses to average net assets+                    %         1.15            1.16
 Ratio of net investment income/(loss) to average net assets+          %         1.07            1.37
 Portfolio turnover rate                                               %           40              42



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003#      2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $        17.15           17.40
 Income from investment operations:
 Net investment income                                                 $         0.28            0.12
 Net realized and unrealized gain on investments
   and foreign currencies                                              $         4.00            0.06
 Total from investment operations                                      $         4.28            0.18
 Less distributions:
 Dividends from net investment income                                  $        (0.06)          (0.23)
 Distributions from capital gains                                      $        (0.02)          (0.20)
 Total distributions                                                   $        (0.08)          (0.43)
 Net asset value, end of period                                        $        21.35           17.15
 TOTAL RETURN++                                                        %        24.96            1.03

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $       20,123             903
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                 %         1.08            0.09
 Before brokerage commission recapture+                                %         1.09            1.10
 Ratio of net investment income to average net assets+                 %         1.62            2.20
 Portfolio turnover rate                                               %           12              16



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING T. ROWE PRICE EQUITY INCOME PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003       2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         9.72            9.92
 Income (loss) from investment operations:
 Net investment income                                                 $         0.16            0.06
 Net realized and unrealized gain (loss) on investments                $         2.27           (0.09)
 Total from investment operations                                      $         2.43           (0.03)
 Less distributions:
 Dividends from net investment income                                  $        (0.02)          (0.11)
 Distributions from capital gains                                      $        (0.01)          (0.06)
 Total distributions                                                   $        (0.03)          (0.17)
 Net asset value, end of period                                        $        12.12            9.72
 TOTAL RETURN++                                                        %        25.10           (0.30)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $       11,362             650
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                 %         1.08            1.08
 Before brokerage commission recapture+                                %         1.09            1.10
 Ratio of net investment income to average net assets+                 %         1.58            1.89
 Portfolio turnover rate                                               %           12              23



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING UBS U.S. BALANCED PORTFOLIO



                                                                                     SERVICE 2
                                                                                ---------------------
                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                                                2004        2003(A)
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                         $                  7.88
 Income from investment operations:
 Net investment income                                                        $                  0.02
 Net realized and unrealized gain on investments                              $                  0.75
 Total from investment operations                                             $                  0.77
 Less distributions:
 Dividends from net investment income                                         $                 (0.00)(1)
 Net asset value, end of period                                               $                  8.65
 TOTAL RETURN++                                                               %                  9.77

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                         $                   963
 Ratio of operating expenses to average net assets+                           %                  1.16
 Ratio of net investment income to average net assets+                        %                  1.39
 Portfolio turnover rate                                                      %                   203



(A)  Service 2 commenced operations on June 3, 2003.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
(1)  Amount is less than $0.01.


ING VAN KAMPEN EQUITY GROWTH PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003       2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         7.89            8.07
 Income (loss) from investment operations:
 Net investment income (loss)                                          $        (0.01)           0.00(1)
 Net realized and unrealized gain (loss) on investments                $         1.87           (0.18)
 Total from investment operations                                      $         1.86           (0.18)
 Less distributions:
 Distributions from capital gains                                      $        (0.10)             --
 Total distributions                                                   $        (0.10)             --
 Net asset value, end of period                                        $         9.65            7.89
 TOTAL RETURN++                                                        %        23.63           (2.23)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $        5,893             468
 Ratio of operating expenses to average net assets+                    %         1.17            1.16
 Ratio of net investment income (loss) to average net assets+          %        (0.10)           0.10
 Portfolio turnover rate                                               %          120             113



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(1)  Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003       2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $         8.93            9.34
 Income (loss) from investment operations:
 Net investment income                                                 $         0.08            0.01
 Net realized and unrealized gain (loss) on investments and foreign
  currencies                                                           $         2.21           (0.42)
 Total from investment operations                                      $         2.29           (0.41)
 Less distributions:
 Distributions from capital gains                                      $        (0.00)(1)          --
 Return of capital                                                     $        (0.05)             --
 Total distributions                                                   $        (0.05)             --
 Net asset value, end of period                                        $        11.19            8.93
 TOTAL RETURN++                                                        %        25.94           (4.39)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $       14,543             713
 Ratio of operating expenses to average net assets+                    %         1.40            1.41
 Ratio of net investment income to average net assets+                 %         0.87            0.20
 Portfolio turnover rate                                               %            9              33



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(1)  Amount less than $0.01.


ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003#      2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $        17.25           17.53
 Income (loss) from investment operations:
 Net investment income                                                 $         0.22            0.07
 Net realized and unrealized gain (loss) on investments                $         4.56           (0.20)
 Total from investment operations                                      $         4.78           (0.13)
 Less distributions:
 Dividends from net investment income                                  $        (0.04)          (0.15)
 Total distributions                                                   $        (0.04)          (0.15)
 Net asset value, end of period                                        $        21.99           17.25
 TOTAL RETURN++                                                        %        27.71           (0.78)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $       24,079             999
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                 %         1.05            1.03
 Before brokerage commission recapture+                                %         1.09            1.11
 Ratio of net investment income to average net assets:+                %         1.16            1.24
 Portfolio turnover rate                                               %           62             153



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING VAN KAMPEN REAL ESTATE PORTFOLIO



                                                                                   SERVICE 2
                                                                         ----------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,    PERIOD ENDED
                                                                         ------------    DECEMBER 31,
                                                                         2004   2003#      2002(A)#
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $        14.99           16.24
 Income (loss) from investment operations:
 Net investment income                                                 $         0.75            0.31
 Net realized and unrealized gain (loss) on investments                $         4.87           (0.89)
 Total from investment operations                                      $         5.62           (0.58)
 Less distributions:
 Dividends from net investment income                                  $        (0.02)          (0.42)
 Distributions from capital gains                                      $        (0.12)          (0.25)
 Total distributions                                                   $        (0.14)          (0.67)
 Net asset value, end of period                                        $        20.47           14.99
 TOTAL RETURN++                                                        %        37.54           (3.53)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                  $        6,240             286
 Ratio of operating expenses to average net assets+                    %         1.08            1.10+
 Ratio of net investment income to average net assets+                 %         4.42            6.59+
 Portfolio turnover rate                                               %           12              27



(A)  Service 2 commenced operations on September 9, 2002.

+    Annualized for periods of less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2005, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year, and the Auditors' Report.


To obtain a free copy of these documents or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 or call (800) 366-0066.


Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST TRUSTEES


John Boyer


J. Michael Earley

R. Barbara Gitenstein


Patrick Kenny


Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam


John G. Turner


Roger B. Vincent

Richard A. Wedemeyer

[ING LOGO]


05/01/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2005

INSTITUTIONAL CLASS

BALANCED FUNDS
  ING MFS TOTAL RETURN PORTFOLIO

BOND FUNDS
  ING LIMITED MATURITY BOND PORTFOLIO
  ING PIMCO CORE BOND PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS
  ING INTERNATIONAL PORTFOLIO
  ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
    (FORMERLY, ING DEVELOPING WORLD PORTFOLIO)
  ING JULIUS BAER FOREIGN PORTFOLIO
  ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

MONEY MARKET FUND
  ING LIQUID ASSETS PORTFOLIO

STOCK FUNDS
  ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO

  ING EVERGREEN HEALTH SCIENCES PORTFOLIO
  ING EVERGREEN OMEGA PORTFOLIO
  ING JANUS CONTRARIAN PORTFOLIO (FORMERLY, ING JANUS
    SPECIAL EQUITY PORTFOLIO)

  ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

  ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
  ING LEGG MASON VALUE PORTFOLIO

  ING MARSICO GROWTH PORTFOLIO
  ING MFS MID CAP GROWTH PORTFOLIO

  ING MFS UTILITIES PORTFOLIO
  ING OPPENHEIMER MAIN STREET PORTFOLIO(R)
    (FORMERLY, ING MFS RESEARCH PORTFOLIO)
  ING PIONEER FUND PORTFOLIO
  ING PIONEER MID CAP VALUE PORTFOLIO

  ING STOCK INDEX PORTFOLIO

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR
INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                              Table of Contents
--------------------------------------------------------------------------------


                                                                    PAGE
INTRODUCTION
  ING Investors Trust                                                  2
  Investment Adviser                                                   2
  Portfolios and Portfolio Managers                                    2
  Classes of Shares                                                    2
  Investing through your Variable Contract
    or Qualified Plan                                                  2
  Why Reading this Prospectus is Important                             2

DESCRIPTION OF THE PORTFOLIOS
  ING Eagle Asset Capital Appreciation Portfolio                       3
  ING Evergreen Health Sciences Portfolio                              6
  ING Evergreen Omega Portfolio                                        8
  ING International Portfolio                                         10
  ING Janus Contrarian Portfolio                                      13
  ING JPMorgan Emerging Markets Equity
    Portfolio                                                         17
  ING JPMorgan Small Cap Equity Portfolio                             20
  ING JPMorgan Value Opportunities Portfolio                          23
  ING Julius Baer Foreign Portfolio                                   25
  ING Legg Mason Value Portfolio                                      28
  ING Limited Maturity Bond Portfolio                                 31
  ING Liquid Assets Portfolio                                         35
  ING Marsico Growth Portfolio                                        39
  ING Marsico International Opportunities
    Portfolio                                                         43
  ING MFS Mid Cap Growth Portfolio                                    45
  ING MFS Total Return Portfolio                                      48
  ING MFS Utilities Portfolio                                         52
  ING Oppenheimer Main Street Portfolio(R)                            54
  ING PIMCO Core Bond Portfolio                                       57
  ING Pioneer Fund Portfolio                                          60
  ING Pioneer Mid Cap Value Portfolio                                 62
  ING Stock Index Portfolio                                           64

PORTFOLIO FEES AND EXPENSES                                           66

SUMMARY OF PRINCIPAL RISKS                                            68

MORE INFORMATION
  Percentage and Rating Limitation                                    74
  A Word about Portfolio Diversity                                    74
  Additional Information about the Portfolios                         74
  Non-Fundamental Investment Policies                                 74
  Temporary Defensive Positions                                       74
  Administrative Services                                             74
  Portfolio Distribution                                              75
  Classes of Shares                                                   75
  Interests of the Holders of Variable Insurance
    Contracts and Policies and Qualified Retirement Plans             75
  Frequent Trading - Market Timing                                    76
  Portfolio Holdings Disclosure Policy                                77
  Report to Shareholders                                              77
  Custodian                                                           77
  Legal Counsel
  Independent Registered Public Accounting
    Firm                                                              77

OVERALL MANAGEMENT OF THE TRUST
  The Adviser                                                         78
  Management Fee                                                      78

NET ASSET VALUE                                                       79

TAXES AND DISTRIBUTIONS                                               80

FINANCIAL HIGHLIGHTS                                                  81

TO OBTAIN MORE INFORMATION                                          Back

ING INVESTORS TRUST TRUSTEES                                        Back


     AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
                                  Introduction
--------------------------------------------------------------------------------

ING INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this Prospectus ("Prospectus").


INVESTMENT ADVISER


Directed Services, Inc. ("DSI" or "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." DSI is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries and more than 100,000 employees.


PORTFOLIOS AND PORTFOLIO MANAGERS

ING Eagle Asset Capital Appreciation Portfolio - Eagle Asset Management, Inc.

ING Evergreen Health Sciences Portfolio - Evergreen Investment Management Company, LLC
ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC ING International Portfolio - ING Investment Management Co.
ING Janus Contrarian Portfolio - Janus Capital Management LLC
ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment Management Inc.

ING JPMorgan Small Cap Equity Portfolio - J.P. Morgan Investment Management Inc.

ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management Inc.
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Value Portfolio - Legg Mason Funds Management, Inc.

ING Limited Maturity Bond Portfolio - ING Investment Management Co. ING Liquid Assets Portfolio - ING Investment Management Co.

ING Marsico Growth Portfolio - Marsico Capital Management, LLC

ING Marsico International Opportunities Portfolio - Marsico Capital Management, LLC

ING MFS Mid Cap Growth Portfolio - Massachusetts Financial Services Company

ING MFS Total Return Portfolio - Massachusetts Financial Services Company ING MFS Utilities Portfolio - Massachusetts Financial Services Company ING Oppenheimer Main Street Portfolio(R) - OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC


ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc. ING Stock Index Portfolio - ING Investment Management Co.

CLASSES OF SHARES

Pursuant to a multiple class plan (the "Plan"), each Portfolio (except ING Liquid Assets Portfolio and INGStock Index Portfolio) offers four classes of shares. This Prospectus relates only to the Institutional Class ("Class I") shares. For more information about Class I shares, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Shares of the Portfolios of the Trust may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, strategy and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          Description of the Portfolios
--------------------------------------------------------------------------------

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


PORTFOLIO MANAGER


Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation. Dividend income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include common stocks, securities convertible into common stocks, options on equities and rights and warrants.

Eagle Asset picks stocks from the 500 largest names in the Russell 1000(R) Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses without competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The portfolio management team ("team") then develops an earnings model for each company in the resulting universe with each Co-Portfolio Manager on the team responsible for stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return, given the level of risk.


The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

     ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO - ANNUAL TOTAL RETURN(1)

1995     35.21%
1996     10.62%
1997     27.28%
1998      1.55%
1999      0.51%
2000      8.77%
2001     (4.43%)
2002    (17.05%)
2003     25.26%
2004

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell 1000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                         1 YEAR     5 YEARS    10 YEARS
Class S Return                             ____%       ____%       ____%
S&P 500 Index                              ____%       ____%       ____%
Russell 1000(R) Index                      ____%       ____%       ____%



         BEST QUARTER

Quarter Ended
________                  ____%

        WORST QUARTER

Quarter Ended
________                  ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

MORE ON THE PORTFOLIO MANAGER

Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2004, Eagle Asset had over $___ billion in client assets under management. The principal address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.

The following four Co-Portfolio Managers are responsible for the day-to-day investment decisions of the Portfolio:


NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Richard Skeppstrom                Mr. Skeppstrom is a Managing Director and
                                  joined Eagle Asset in April 2001 after serving
                                  as Senior Portfolio Manager for Evergreen
                                  Investment Management's large cap core program
                                  for six years.

John Jordan II                    Mr. Jordan joined Eagle Asset in April 2001
                                  after serving as Co-Portfolio Manager of
                                  Evergreen Investment Management's large cap
                                  core program for two years.

Craig Dauer                       Mr. Dauer joined Eagle Asset in April 2001
                                  after serving as Co-Portfolio Manager of
                                  Evergreen Investment Management's large cap
                                  core program for two years.

Robert Marshall                   Mr. Marshall joined Eagle Asset in September
                                  2002 after serving as Director/Senior Vice
                                  President of equity research at Wachovia
                                  Securities for seven years.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO

PORTFOLIO MANAGER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth

PRINCIPAL INVESTMENT STRATEGY

The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce or distribute products or services related to the healthcare or medical industries and derive a substantial portion, I.E., more than 50%, of their sales from products and services in healthcare. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Portfolio Manager looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Portfolio Manager's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100 Index tracking stock. Such practices are used to hedge to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK
                             HEALTHCARE SECTOR RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class I shares did not have a complete year of operations as of the December 2004, annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

EIMC is the Portfolio Manager for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $___ billion in assets for the Evergreen funds as of December 31, 2004. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The Portfolio is managed by a team of portfolio management professionals from EIMC's International Equity team. The following person at EIMC is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Liu-Er Chen, CFA                  Mr. Chen has been a Vice President and
                                  Portfolio Manager since joining EIMC in
                                  December 1995. Prior to that, he spent three
                                  years in U.S. and Germany pharmaceutical
                                  companies in their strategic planning area.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO

PORTFOLIO MANAGER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Portfolio Manager employs a growth style of equity management. "Growth" stocks are stocks of companies which the Portfolio Manager believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class I shares did not have a complete year of operations as of December 2004, annual performance information is not provided.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER

EIMC is the Portfolio Manager for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $___ billion in assets for the Evergreen funds as of December 31, 2004. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The Portfolio is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team. The following person at EIMC is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Maureen E. Cullinane, CFA         Ms. Cullinane is a Managing Director and
                                  Senior Portfolio Manager of EIMC. Ms.
                                  Cullinane joined Evergreen in 1974 as a
                                  financial analyst and was responsible for
                                  equity investments in a wide variety of
                                  industries and securities.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid-and small-sized companies. The Portfolio generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Portfolio Manager believes they present attractive investment opportunities. The Portfolio may invest in government and corporate debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Portfolio Manager primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK
                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK

                               SMALL COMPANY RISK

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

             ING INTERNATIONAL PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2002    (16.15%)
2003     29.17%
2004

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Morgan Stanley Capital International Europe, Australasia, and Far East Index ("MCSI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia, and the Far East. It is not possible to invest directly in the MSCI EAFE Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                    1 YEAR      12/17/01
                                                               (INCEPTION)
Class S Return                                        ____%          ____%
MSCI EAFE Index                                       ____%          ____%(3)



        BEST QUARTER

Quarter Ended
________                 ____%

       WORST QUARTER

Quarter Ended
________                 ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on December 17, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) ING Investment Management Co. has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, ING Investments, LLC managed the Portfolio.

(3)  Index return is for the period beginning January 1, 2002.


MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investments, LLC served as Portfolio Manager to the Portfolio. Since September 2, 2003, ING IM, a Connecticut corporation, formerly Aeltus Investment Management, Inc., serves as the Portfolio Manager to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2004, ING IM managed over $__ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following persons at ING IM are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Richard T. Saler                  Senior Vice President and Director of
                                  International Equity Investment Strategy of
                                  ING IM. From 1986 until July 2000, Mr. Saler
                                  was Senior Vice President and Director of
                                  International Equity Strategy at Lexington
                                  Management Corporation ("Lexington"), which
                                  was acquired by ING Investments, LLC's parent
                                  company in July 2000.

Phillip A. Schwartz               Senior Vice President and Director of
                                  International Equity Investment Strategy of
                                  ING IM. Prior to joining ING IM's asset
                                  management operations in July 2000, Mr.
                                  Schwartz was Senior Vice President and
                                  Director of International Equity Investment
                                  Strategy at Lexington, which was acquired by
                                  ING Investments, LLC's parent company in July
                                  2000.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------


ING JANUS CONTRARIAN PORTFOLIO

PORTFOLIO MANAGER


Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Portfolio Manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Portfolio Manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.


The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Portfolio Manager chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment style of the Portfolio Manager. Changes are made in the portfolio of securities in which the Portfolio invests whenever the Portfolio Manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                                   SECTOR RISK
                               SMALL COMPANY RISK
                             SPECIAL SITUATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

             ING JANUS CONTRARIAN PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001     (5.03%)
2002    (25.95%)
2003     50.40%
2004

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.


                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                    1 YEAR        10/2/00
                                                                (INCEPTION)
Class S Return                                        ____%           ____%
S&P 500 Index                                         ____%           ____%(2)



           BEST QUARTER

Quarter Ended
________                       ____%

          WORST QUARTER

Quarter Ended
________                       ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  Index return is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER


Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. As of December 31, 2004, Janus Capital managed over $____ billion in assets. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.


Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
David C. Decker                   Vice President and portfolio manager of the
                                  Portfolio since its inception.

                                  Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker holds a Master's of Business Administration degree in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial
                                  Analyst designation.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------


ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO MANAGER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of the issuers in emerging markets countries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index ("MSCI Emerging Markets Index"). The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds).

The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

In managing the Portfolio, the manager seeks to add value primarily through stock selection decisions. Thus, decisions about country weightings are secondary to those about the individual stocks, that make up the Portfolio. The portfolio manager is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the Portfolio Manager's stock ranking system.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              HIGH YIELD BOND RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MORTGAGE RISK
                         OTHER INVESTMENT COMPANIES RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

   ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999     61.66%
2000    (33.79%)
2001     (5.25%)
2002    (10.70%)
2003     46.62%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the MSCI Emerging Markets Index). The MSCI Emerging Markets Index is an unmanaged index that is comprised of equity securities in emerging markets. It is not possible to invest directly in the MSCI Emerging Markets Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                          1 YEAR     5 YEARS      02/18/98
                                                                 (INCEPTION)
Class S Return                              ____%       ____%          ____%
MSCI Emerging Markets Index                 ____%       ____%          ____%(3)


           BEST QUARTER

Quarter Ended
________                       ____%

          WORST QUARTER

Quarter Ended
________                       ____%


(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on February 18, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 2, 2005. ING Investment Management Advisors B.V. managed the Portfolio from March 1, 2004 through May 1, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2004. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(3)  Index return is for the period beginning March 1, 1998.

MORE ON THE PORTFOLIO MANAGER

JPMorgan serves as the Portfolio Manager to the Portfolio and is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.

The Portfolio is managed by a team of portfolio management professionals led by Austin Forey, Managing Director, who has been at JPMorgan Chase & Co.(or one of its affiliates) since 1988 and Richard Schmidt, Vice President, who has been at JPMorgan Chase & Co. (or one of its affiliates) since 1991.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------


ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


PORTFOLIO MANAGER


J.P. Morgan Investment Management Inc. ("JPMorgan")


INVESTMENT OBJECTIVE

Capital growth over the long term.

PRINCIPAL INVESTMENT STRATEGY


Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-cap companies are companies with market capitalization equal to those within a universe of Russell 2000(R) Index stocks. Market capitalization is the total market value of a company's shares.

The Portfolio focuses on companies that appear attractive relative to other companies in the same economic sector based on both a number of quantitative factors including valuation and improving fundamentals as well as the fundamental stock and industry insights of the sector specific research and portfolio management teams.

The Portfolio Manager then uses a disciplined, systematic portfolio construction process to overweight the stocks that are the most attractive and underweight those stocks that it believes are the least attractive while trying to minimize uncompensated risks relative to the benchmark.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK

                                  MORTGAGE RISK

                                    REIT RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

       ING JPMORGAN SMALL CAP EQUITY PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2003     34.22%
2004

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 2000(R) Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 600 SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks, representing all major industries in the small-capitalization of the U.S. stock market. The Russell 2000(R) Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 2000(R) Index is a more appropriate index than the S&P SmallCap 600 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                    1 YEAR         05/01/02
                                                                  (INCEPTION)
Class S Return                                        ____%             ____%
Russell 2000(R) Index                                 ____%             ____%
S&P SmallCap 600 Index                                ____%             ____%



           BEST QUARTER

Quarter Ended
________                       ____%

          WORST QUARTER

Quarter Ended
________                       ____%



(1) Class I shares commenced operations May 6, 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.


MORE ON THE PORTFOLIO MANAGER


JPMorgan has managed the Portfolio since its inception and is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.

The following persons at JPMorgan are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Christopher T. Blum               Mr. Blum, Vice President, is a portfolio
                                  manager in the U.S. Small Cap Equity Group. An
                                  employee since 1996, he rejoined JPMorgan in
                                  2001 and is currently responsible for managing
                                  structured small-cap core and small-cap value
                                  accounts. Prior to 2001, Mr. Blum spent two
                                  years as a research analyst responsible for
                                  the valuation and acquisition of private
                                  equity assets at Pomona Capital.

Dennis S. Ruhl                    Mr. Ruhl, Vice President, is a portfolio
                                  manager in the U.S. Small Cap Equity Group. An
                                  employee of JPMorgan, since 1999, his current
                                  responsibilities include managing structured
                                  small cap core and value accounts.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Portfolio Manager builds a portfolio that they believe have characteristics of undervalued securities.

Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies, including shares of affiliated money market funds.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                                  MORTGAGE RISK
                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------


all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER


JPMorgan is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Bradford L. Frishberg             Mr. Frishberg, Managing Director, founded and
                                  leads JPMorgan's large cap Active Value
                                  strategies in the U.S. Equity group. An
                                  employee since 1996, he was previously a
                                  portfolio manager in JPMorgan's London office,
                                  then moved to JPMorgan's Tokyo office before
                                  returning to New York in 2000. Prior to that,
                                  Mr. Frishberg managed portfolios for Aetna
                                  Investment Management in Hong Kong. He holds a
                                  B.A. in business economics from Brown
                                  University and an M.A. degree in economics
                                  from Trinity College. He is also a CFA
                                  charterholder.

Alan Gutmann                      Mr. Gutmann, Vice President and a new member
                                  of the team, has worked for JPMorgan since
                                  2003, prior to which he was a research analyst
                                  and portfolio manager at Neuberger Berman in
                                  2002, at First Manhattan Co. in 2001 and
                                  Oppenheimer Capital from 1991-2000.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO


PORTFOLIO MANAGER

Julius Baer Investment Management LLC ("JBIM")


INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American depositary receipts, European depositary receipts, Global depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

In selecting investments for the Portfolio, the Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S.


The Portfolio Manager manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Portfolio Manager chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Portfolio Manager considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.


The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets". It presently does not anticipate investing more than 25% of its total assets in such securities. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds". The Portfolio may invest in derivatives such as futures, options, and swaps as a hedging technique or in furtherance of its investment objective.

The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe to be more promising.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

          ING JULIUS BAER FOREIGN PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2003      31.06%
2004

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the MSCI EAFE Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                    1 YEAR       05/01/02
                                                                (INCEPTION)
Class S Return                                        ____%           ____%
MSCI EAFE Index                                       ____%           ____%



           BEST QUARTER

Quarter Ended
________                       ____%

          WORST QUARTER

Quarter Ended
________                       ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Julius Baer Investment Management Inc. has managed the Portfolio since September 2, 2003. J.P. Morgan Investment Management Inc. managed the Portfolio from May 1, 2002 until September 1, 2003.


MORE ON THE PORTFOLIO MANAGER


Since September 2, 2003, JBIM has served as the Portfolio Manager to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities, fixed income securities and alternative investments. As of December 31, 2004, JBIM managed over $___ billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.


The following persons at JBIM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Rudolph-Riad Younes, CFA          Senior Vice President and Head of
                                  International Equity; has been with the Julius
                                  Baer organization since September 1993.

Richard Pell                      Senior Vice President and Chief Investment
                                  Officer; has been with the Julius Baer
                                  organization since January 1995.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO


PORTFOLIO MANAGER


Legg Mason Funds Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Portfolio Manager follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Portfolio Manager's assessment of their intrinsic value. Intrinsic value, according to the Portfolio Manager, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth". Thus the Portfolio Manager may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Portfolio Manager takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Portfolio Manager generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.


The Portfolio Manager may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the manager to offer the potential for long-term growth of capital, when an investment opportunity arises that the manager believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective, which is non-fundamental) without shareholder approval.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK
                                  CURRENCY RISK

                              DEBT SECURITIES RISK

                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK

                                  MANAGER RISK

                             MARKET AND COMPANY RISK

                               MARKET TRENDS RISK
                               OTC INVESTMENT RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

           ING LEGG MASON VALUE PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2001     (9.51%)
2002    (19.41%)
2003     22.53%
2004

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                   1 YEAR        10/02/00
                                                                (INCEPTION)
Class S Return                                       ____%            ____%
S&P 500 Index                                        ____%            ____%(3)



           BEST QUARTER

Quarter Ended
________                       ____%

          WORST QUARTER

Quarter Ended
________                       ____%



(1) Class I shares commenced operations May 6, 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Legg Mason Funds Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(3)  Index return is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER

Prior to May 3, 2004, Janus Capital Management LLC served as Portfolio Manager to the Portfolio. Since May 3, 2004, Legg Mason serves as the Portfolio Manager to the Portfolio. Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.


The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2004, Legg Mason managed over $___ billion in assets under management.

Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer. Mr. Miller is the creator of Legg Mason's investment process and manager of the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has served as a portfolio manager with Legg Mason since 1982. Ms. Gay implements in the Portfolio the investment decisions and strategies implemented by Mr. Miller in the model portfolio, subject to the Portfolio's investment objectives, restrictions, cash flows, and other considerations.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less.

The Portfolio Manager utilizes the following decision making process to achieve the Portfolio's objectives:

     - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

     - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

     - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Portfolio Manager may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

     - SECURITY SELECTION. The Portfolio Manager emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.


The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. For a description of bond ratings, please refer to the Statement of Additional Information.


Instruments that are eligible for investment by the Portfolio include: corporate securities; mortgage-backed securities (including commercial and stripped mortgage-backed securities); collateralized mortgage obligations; GNMA certificates; asset-backed securities; variable and floating rate securities; debt securities with special features such as puts or maturity extension arrangements; Guaranteed Investment Contracts; U.S. treasury securities and U.S. government agency securities; municipal securities; money market securities, such as commercial paper, certificates of deposit, banking obligations, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; dollar rolls; U.S. dollar-denominated foreign securities; sovereign debt (up to 10% of total assets); securities of supranational organizations; shares of other investment companies; derivatives (including but not limited to, forward currency contracts, options on foreign currencies, futures contracts, options on futures contracts, options (including call, put, dealer, exchange-traded, OTC, and stock index), and swaps that could be used for hedging purposes; credit-linked notes; structured securities; trust-preferred securities; warrants; real estate investment trusts; and zero-coupon and pay-in-kind bonds.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The Portfolio may also lend its securities.




The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK

                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK

                                  MORTGAGE RISK
                                    REIT RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

         ING LIMITED MATURITY BOND PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995     11.72%
1996      4.32%
1997      6.67%
1998      6.86%
1999      1.13%
2000      7.73%
2001      8.84%
2002      7.24%
2003      2.84%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Lehman Government/Credit Bond 1-3 Year Index. The Lehman Government/Credit Bond 1-3 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. It is not possible to invest directly in the Lehman Government/Credit Bond 1-3 Year Index.

                           AVERAGE ANNUAL RETURN(1)(2)



                                             1 YEAR     5 YEARS     10 YEARS
Class S Return                                 ____%       ____%        ____%
Lehman Government/
  Credit Bond 1-3 Year Index                   ____%       ____%        ____%



           BEST QUARTER

Quarter Ended
________                       ____%

          WORST QUARTER

Quarter Ended
________                       ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) ING Investment Management Co. has managed the Portfolio since September 2, 2003. ING Investment Management, LLC managed the Portfolio from January 2, 1998 through September 1, 2003. Performance prior to January 2, 1998 is attributable to dfferent portfolio managers.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Since September 2, 2003, ING IM, a Connecticut corporation, formerly Aeltus Investment Management, Inc., has served as the Portfolio Manager to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly owned subsidiary of ING Groep, N.V. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2004, ING IM managed over $___ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The Portfolio is managed by a team of investment professionals led by Mr. James
B. Kauffmann. Mr. Kauffmann has been employed by INGIM's investment management operations since 1996 and has over 18 years of investment experience. Prior to joining INGIM's investment management operations, he spent four years at Alfa Investments Inc., where he was the senior fixed income portfolio manager.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

High level of current income consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal. The Portfolio Manager implements its strategy through a four-step investment process also designed to ensure adherence to regulatory requirements.

Step One:       The Portfolio Manager actively maintains a formal approved list of high quality companies;

Step Two:       Securities of approved list issuers that meet maturity
                guidelines and are rated in one of the two highest ratings categories (or determined to be of comparable quality by the Portfolio Manager) are eligible for investment;

Step Three:     Eligible securities are reviewed to ensure that an investment in such securities would not cause the Portfolio to exceed its diversification limits; and

Step Four:      The Portfolio Manager makes yield curve positioning decisions based on liquidity requirements, yield curve analysis and market expectations of future interest rates.

Money market funds are highly regulated by Rule 2a-7 under the Investment Company Act of 1940, which sets forth specific maturity, quality and diversification guidelines. The Portfolio must adhere to procedures adopted by the Board of Trustees pursuant to Rule 2a-7 and to Rule 2a-7 itself. Some of these limitations include:

     - QUALITY. At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio;

     - MATURITY. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days; and

     - DIVERSIFICATION. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions.

The Portfolio may invest in U.S. dollar-denominated money market instruments including:

     -    U.S. Treasury and U.S. government agency securities;

     -    fully collateralized repurchase agreements;

     - bank obligations, including certificates of deposit, time deposits, and bankers' acceptances;

     -    commercial paper;

     -    asset-backed securities;

     - variable or floating rate securities, including variable rate demand obligations;

     - debt securities with special features such as puts, or maturity extension arrangements;

     -    short-term corporate debt securities other than commercial paper;

     -    U.S. dollar-denominated foreign securities;

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--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

     -    shares of other investment companies (not to exceed 10%);

     -    credit-linked notes;

     -    reverse repurchase agreements;

     -    structured securities; and

     -    Guaranteed Investment Contracts.

Some of the securities purchased may be considered illiquid and thus subject to a restriction of 10% of total assets.

The Portfolio may lend up to 33 1/3% of its total assets. The Portfolio may also borrow up to 10% of its net assets (up to 25% to meet redemptions).

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                           GOVERNMENT SECURITIES RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             SECURITIES LENDING RISK


AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE YOU THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

             ING LIQUID ASSETS PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995      5.51%
1996      5.01%
1997      5.07%
1998      5.13%
1999      4.74%
2000      6.05%
2001      3.85%
2002      1.43%
2003      0.75%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. It is not possible to invest directly in the iMoneyNet First Tier Retail Index.

                           AVERAGE ANNUAL RETURN(1)(2)



                                             1 YEAR     5 YEARS     10 YEARS
Class S Return                                  ___%        ___%         ___%
iMoneyNet First Tier
  Retail Index                                  ___%        ___%         ___%



           BEST QUARTER

Quarter Ended
________                       ____%

          WORST QUARTER

Quarter Ended
________                       ____%



(1) Class I shares commenced operations May 7, 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) ING Investment Management Co. has managed the Portfolio since September 2, 2003. ING Investment Management, LLC managed the Portfolio from January 2, 1998 through September 1, 2003. Performance prior to January 2, 1998 is attributable to different portfolio managers.

The Portfolio's Class I shares' 7-day yield as of December 31, 2004 was ____%. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investment Management, LLC served as the Portfolio Manager to the Portfolio. Since September 2, 2003, ING IM, a Connecticut corporation, formerly Aeltus Investment Management, Inc., serves as the Portfolio Manager to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2004, ING IM managed over $___ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The Portfolio has been managed by a team of investment professionals led by Mr. David S. Yealy since November 2004. Mr. Yealy joined INGIM in November 2004 and has over 18 years of investment experience. Prior to joining INGIM, he was a Managing Director with Trusco Capital Management ("Trusco") where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm's cash management business.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO

PORTFOLIO MANAGER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies.

In selecting investments for the Portfolio, the Portfolio Manager uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Portfolio Manger also may examine such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries and companies that should benefit from the overall trends the Portfolio Manager has observed.

The Portfolio Manager then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manager focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Portfolio Manager may visit with various levels of a company's management, as well as with its customers, suppliers and competitors. The Portfolio Manager also prepares detailed earnings and cash flow models of companies. These models enable the Portfolio Manager to attempt to project potential earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and estimated potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest in:

     -    foreign securities (including in emerging or developing markets);

     -    forward foreign currency contracts, futures and options;

     -    debt securities;

     -    high-yield bonds (up to 35%) of any quality; and

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------


When the Portfolio Manager believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH-YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                                   SECTOR RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]

            ING MARSICO GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999     78.13%
2000    (21.99%)
2001    (30.23%)
2002    (29.57%)
2003     32.72%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                    1 YEAR         5 YEARS            10 YEARS
                                              (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
CLASS I RETURN                       _____%         _____%               N/A
S&P 500 Index                        _____%         _____%(3)            N/A
CLASS S RETURN                       _____%         _____%             _____%
S&P 500 Index                        _____%         _____%             _____%(3)



           BEST QUARTER

Quarter Ended
________                       ____%

          WORST QUARTER

Quarter Ended
________                       ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for Class I shares of the Portfolio, which commenced operations May 2, 2003. The bar chart figures shown for prior years provide performance for Class S shares, which commenced operations on August 14, 1998. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.

(2) Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to different portfolio managers.

(3) Index return for the Class I shares is for the period beginning May 1, 2003. Index return for the Class S shares is for the period beginning August 1, 1998.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2004, Marsico managed over $___ billion in assets.


The following person at Marsico is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Thomas F. Marsico                 Mr. Marsico is Chief Investment Officer of
                                  Marsico and manages the investment program of
                                  the Portfolio. Mr. Marsico founded Marsico in
                                  1997, and has over 21 years of experience as a
                                  securities analyst and a portfolio manager.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from at least three different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential.

Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

The Portfolio may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

In selecting investments for the Portfolio, the Portfolio Manager uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Portfolio Manager also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries and companies that should benefit from the overall trends the Portfolio Manager has observed.

The Portfolio Manager then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manager focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Portfolio Manager may visit with various levels of a company's management, as well as with its customers, suppliers and competitors. The Portfolio Manager also prepares detailed earnings and cash flow models of companies. These models enable the Portfolio Manager to attempt to project potential earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and estimated potential future performance. The models include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                              MID-CAP COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                               SMALL COMPANY RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2004, Marsico managed over $___ billion in assets.

The following person at Marsico is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
James G. Gendelman       Portfolio Manager

                         Prior to joining Marsico in May of 2000, Mr. Gendelman spent 13 years as a Vice President of International
                         Sales for Goldman, Sachs & Co. He holds a bachelor's degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr.
                         Gendelman was a certified public accountant for Ernst &
                         Young from 1983 to 1985.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO

PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in its policy of investing in mid-cap companies.


The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. The Russell Midcap(R) Growth Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell Midcap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2004, the top of the Russell Midcap(R) Growth Index was approximately $___ billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.


The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.


The Portfolio may invest up to 20% of its net assets in foreign securities (including ADRs and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts and forward foreign currency contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.


The Portfolio may also invest in debt securities and up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.


The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK

                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under our Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]

            ING MFS MID CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)

1999       79.05%
2000        8.18%
2001      (23.62%)
2002      (48.80%)
2003       39.12%
2004

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth(R) Index and Russell 2000(R) Index. The Russell Midcap Growth(R) Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Russell2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                    1 YEAR        5 YEARS           10 YEARS
                                            (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
CLASS I RETURN                      _____%       _____%                N/A
Russell Midcap Growth(R)
Index                               _____%       _____%(2)             N/A
Russell 2000(R) Index               _____%       _____%(2)             N/A
CLASS S RETURN                      _____%       _____%              _____%
Russell Midcap Growth(R)
Index                               _____%       _____%              _____%(2)
Russell 2000(R) Index               _____%       _____%              _____%(2)



      BEST QUARTER

Quarter Ended
_______          _____%

     WORST QUARTER

Quarter Ended
_______          _____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for Class I shares of the Portfolio, which commenced operations May 2, 2003. The bar chart figures shown for prior years provide performance for Class S shares, which commenced operations on August 14, 1998. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.

(2) Index returns for the Class I shares are for the period beginning May 1, 2003. Index returns for the Class S shares are for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $___ billion as of December 31, 2004.


The Portfolio is managed by a team of portfolio managers comprised of David E. Sette-Ducati, an MFS Senior Vice President, and Eric B. Fischman. Messrs. Sette-Ducati and Fischman have been employed in the MFS investment management area since 2000 and 2002, respectively. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and for Dreyfus Corporation.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO

PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio is a "balanced fund," and invests in a combination of equity and fixed-income securities. Under normal market conditions, the Portfolio invests:


     - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and


     - at least 25%, but not more than 60%, of its net assets in non-convertible fixed-income securities.


The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The Portfolio Manager deems equity securities of companies to be undervalued if they are temporarily out of favor in the market due to any of the following:

     -    a decline in the market;

     -    poor economic conditions;

     - developments that have affected or may affect the issuer of the securities or the issuer's industry; and

     -    the market has overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:


     -    a fixed-income stream; and


     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.


FIXED-INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:


     - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities;

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

     - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio; and

     - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.


In selecting fixed-income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

The Portfolio may invest up to 20% of its assets in foreign securities, and up to 20% of its assets in lower rated nonconvertible fixed-income securities and comparable unrated securities. The Portfolio may invest with no limitation in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.


The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK
                                   SECTOR RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]

             ING MFS TOTAL RETURN PORTFOLIO - ANNUAL TOTAL RETURN(1)

1999        3.38%
2000       16.50%
2001        0.49%
2002       (5.10%)
2003       16.75%
2004

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the 60% S&P 500/40% LBAB Index ("Composite Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                    1 YEAR        5 YEARS             10 YEARS
                                             (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
CLASS I RETURN                       ____%          ____%                 N/A
S&P 500 Index                        ____%          ____%(2)              N/A
LBAB Index                           ____%          ____%(2)              N/A
Composite Index                      ____%          ____%(2)              N/A
CLASS S RETURN                       ____%          ____%                ____%
S&P 500 Index                        ____%          ____%                ____%(2)
LBAB Index                           ____%          ____%                ____%(2)
Composite Index                      ____%          ____%                ____%(2)



     BEST QUARTER

Quarter Ended
_______          _____%

     WORST QUARTER

Quarter Ended
_______          _____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for Class I shares of the Portfolio, which commenced operations May 2, 2003. The bar chart figures shown for prior years provide performance for Class S shares, which commenced operations on August 14, 1998. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.

(2) Index returns for the Class I shares are for the period beginning May 1, 2003. Index returns for the Class S shares are for the period beginning August 1, 1998.


MORE ON THE MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $___ billion as of December 31, 2004.

The Portfolio is managed by a team of portfolio managers at MFS led by Brooks Taylor and comprised of Kenneth J. Enright, Steven R. Gorham, Constantinos G. Mokas, and Michael W. Roberge, each an MFS Senior Vice President and a portfolio manager of the Portfolio's equity portion, and William J. Adams, Edward B. Baldini, William P. Douglas, Alan T. Langsner, and Katrina Mead, each a Vice President of MFS. These individuals have been employed in the MFS investment management area since: Mr. Taylor - 1996; Mr. Enright - 1986; Mr. Gorham - 1992; Mr. Mokas - 1990; Mr. Roberge and Mr. Baldini - 2000; Mr. Douglas - 2004; Mr. Langsner - 1999; and Mrs. Mead and Mr. Adams - 1997.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO

PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Capital growth and current income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio Manager considers a company to be in the utilities industry if, at the time of investment, the Portfolio Manager determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:

     - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

     - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio Manager uses a bottom-up, as opposed to top-down, investment style. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager. In performing this analysis and selecting securities for the Portfolio, the Portfolio Manager places a particular emphasis on each of the following factors:

     -    the current regulatory environment;

     -    the strength of the company's management team; and

     - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.

In selecting fixed-income investments for the Portfolio, the Portfolio Manager considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Portfolio Manager's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

     -    equity securities of foreign companies in the utilities industry;

     - fixed-income securities of foreign companies in the utilities industry; and

     -    fixed-income securities issued by foreign governments.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              HIGH YIELD BOND RISK
                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK
                               OTC INVESTMENT RISK
                                   SECTOR RISK
                             UTILITIES INDUSTRY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.

MORE ON THE PORTFOLIO MANAGER

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect, wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $___ billion as of December 31, 2004.

The Portfolio is managed by Maura A. Shaughnessy, Senior Vice President and Portfolio Manager. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)

PORTFOLIO MANAGER

OppenheimerFunds, Inc. ("Oppenheimer Funds")


INVESTMENT OBJECTIVE

Long-term growth of capital and future income.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Portfolio, the Portfolio Managers use an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

     - MULTI-FACTOR QUANTITATIVE MODELS: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

     - FUNDAMENTAL RESEARCH: The Portfolio Managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

     - JUDGMENT: The Portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                             INVESTMENT MODELS RISK
                                  MANAGER RISK

                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]

      ING OPPENHEIMER MAIN STREET PORTFOLIO(R) - ANNUAL TOTAL RETURN(1)(2)

1999       24.23%
2000       (4.54%)
2001      (21.46%)
2002      (24.87%)
2003       24.57%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                    1 YEAR        5 YEARS               10 YEARS
                                             (OR LIFE OF CLASS)    (OR LIFE OF CLASS)
CLASS I RETURN                       ____%          ____%                  N/A
S&P 500 Index                        ____%          ____%(3)               N/A
CLASS S RETURN                       ____%          ____                  ____%
S&P 500 Index                        ____%          ____                  ____%(3)



      BEST QUARTER

Quarter Ended
_______          _____%

     WORST QUARTER

Quarter Ended
_______          _____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for Class I shares of the Portfolio which commenced operations May 2, 2003. The bar chart figures shown for prior years provide performance for Class S shares, which commenced operations on August 14, 1998. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.

(2) Oppenheimer Funds, Inc. has managed the Portfolio since November 8, 2004. Massachusetts Financial Services Company managed the Portfolio from August 10, 1998 through November 7, 2004.

(3) Index return for the Class I shares is for the period beginning May 1, 2003. Index return for Class S shares is for the period beginning August 1, 1998.

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--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------


MORE ON THE PORTFOLIO MANAGER

OppenheimerFunds, Portfolio Manager to the Portfolio, has been an investment advisor since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street - 11th Floor, New York, New York 10281-1008. The Portfolio Manager and its subsidiaries and controlled affiliates managed over $___ billion in assets as of December 31, 2004 including other Oppenheimer funds, with more than 7 million shareholder accounts.

The Portfolio is co-managed by Nikolaos Monoyios and Marc Reinganum. Mr. Monoyios joined the Portfolio Manager in 1998 and is a Vice President of OppenheimerFunds and an Officer and Portfolio Manager of other Oppenheimer funds. Dr. Reinganum is a Vice President of OppenheimerFunds. Prior to joining the Portfolio Manager in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO

PORTFOLIO MANAGER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within three- to six- year time frame based on the Portfolio Manager's forecast for interest rates.

The instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible, securities, preferred stock, corporate commercial paper, Yankees and Euros; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to non-U.S. dollar-denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.


The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   CREDIT RISK

                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                                  MORTGAGE RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

            ING PIMCO CORE BOND PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999       (8.62%)
2000        0.94%
2001        2.46%
2002        8.68%
2003        4.84%
2004

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of a broad measure of market performance - the Lehman Brothers Aggregate Bond Index ("LBAB Index"). The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. It is not possible to invest directly in the LBAB Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                    1 YEAR     5 YEARS      08/14/98
                                                           (INCEPTION)
Class S Return                       ____%      ____%        ____%
LBAB Index                           ____%      ____%        ____%(3)



      BEST QUARTER

Quarter Ended
_______          _____%

     WORST QUARTER

Quarter Ended
_______          _____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Pacific Investment Management Company LLC has managed the Portfolio since May 1, 2001. Prior to May 1, 2001, a different portfolio manager managed the Portfolio, and the Portfolio's strategy to invest in bonds of global issuers was different.

(3) Index return is for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2004, PIMCO had over $___ billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP and is a California-based insurance company.

Pasi Hamalainen is responsible for the day-to-day management of the Portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the Portfolio.

Mr. Hamalainen, Managing Director, generalist portfolio manager, member of PIMCO's investment committee and head of risk oversight, joined PIMCO in 1994. He has eleven years of investment experience and holds a bachelor's degree in both electrical engineering and finance from the University of Pennsylvania and a master's in finance from The Wharton School at the University of Pennsylvania. Mr. Gross, CFA, Managing Director, and Chief Investment Officer, was a founding partner of PIMCO in 1971. Mr. Gross has over 30 years of investment experience and is the author of BILL GROSS ON INVESTING. Mr. Gross has an MBA from UCLA Graduate School of Business.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO

PORTFOLIO MANAGER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

The Portfolio Manager uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Portfolio Manager to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Portfolio Manager evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, The Portfolio Manager employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Portfolio Manager also considers a security's potential to provide a reasonable amount of income. The Portfolio Manager relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Portfolio Manager focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Portfolio Manager looks for in selecting investments include:

     -    Favorable expected returns relative to perceived risk;

     -    Above average potential for earnings and revenue growth;

     - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

     - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.

MORE ON THE PORTFOLIO MANAGER

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2004, assets under management were over $____ billion worldwide, including over $___ billion in assets under management by Pioneer.

Day-to-day management of the Portfolio is the responsibility of John A. Carey, Portfolio Manager, and Walter Hunnewell, Jr., Assistant Portfolio Manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Carey and Mr. Hunnewell may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is Director of Portfolio Management and an Executive Vice President of Pioneer. Mr. Carey joined Pioneer as an analyst in 1979. Mr. Hunnewell is a Vice President of Pioneer. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO

PORTFOLIO MANAGER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Portfolio Manager uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Portfolio Manager evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Portfolio Manager employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Portfolio Manager relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Portfolio Manager focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Portfolio Manager looks for in selecting investments include:

     -    Favorable expected returns relative to perceived risk;

     -    Management with demonstrated ability and commitment to the company;

     - Low market valuations relative to earnings forecast, book value, cash flow and sales;

     - Turnaround potential for companies that have been through difficult periods;

     - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

     - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                           MARKET CAPITALIZATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.

MORE ON THE PORTFOLIO MANAGER

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2004, assets under management were over $____ billion worldwide, including over $___ billion in assets under management by Pioneer.

Day-to-day management of the Portfolio is the responsibility of J. Rodman Wright, Portfolio Manager, and Sean Gavin, Assistant Portfolio Manager. The Portfolio Managers are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. The portfolio managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Wright is a senior vice president of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988. Mr. Gavin is a Vice President and joined Pioneer in 2002 as an Assistant Portfolio Manager. Prior to joining Pioneer, Mr. Gavin was employed as an analyst at Boston Partners from 2000 to 2002 and at Delphi Management from 1998 to 2000.

--------------------------------------------------------------------------------
                    Description of the Portfolios (continued)
--------------------------------------------------------------------------------

ING STOCK INDEX PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

Seeks total return.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in equity securities of companies included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") or equity securities of companies that are representative of the S&P 500 Index (including derivatives). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio invests principally in common stock and employs a "passive management" approach designed to track the performance of the S&P 500 Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, if its assets in stocks that make up the S&P 500 Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.

Under certain circumstances, the Portfolio may not hold all of the same securities as the S&P 500 Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the S&P 500 Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the S&P 500 Index, the Portfolio does not always perform exactly like its target index. Unlike the S&P 500 Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the S&P 500 Index. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


In the event that the Portfolio's market value is $50 million or less, in order to replicate investment in stocks listed on the S&P 500 Index, the Portfolio Manager may invest the entire amount of the Portfolio's assets in S&P 500 Index futures, in exchange-traded funds ("ETFs"), or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Portfolio's investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INDEX STRATEGY RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations May 3, 2004 and therefore does not have a full calendar year of performance, annual performance information is not provided.


MORE ON THE PORTFOLIO MANAGER


Founded in 1972, ING IM, a Connecticut corporation, formerly Aeltus Investment Management, Inc., is a registered investment adviser. Its principal address is 230 Park Avenue, New York, New York 10169. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING IM is an indirect wholly owned subsidiary of ING Groep N.V. As of December 31, 2004, ING IM managed over $___ billion in assets.

The following person at ING IM is primarily responsible for the day-to-day investment decisions for the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Rosalie Jing, CFA        Ms. Jing, Vice President, ING IM, is the portfolio
                         manager. She has been with the firm since 1989 and has
                         worked in a number of portfolio management roles,
                         including management of index portfolios for
                         institutional clients. Ms. Jing is a Chartered
                         Financial Analyst.

--------------------------------------------------------------------------------
                           Portfolio Fees and Expenses
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2004 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract Prospectus, Prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS I SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                                 DISTRIBUTION                  TOTAL        WAIVERS,     TOTAL NET
                                                    MANAGEMENT     (12b-1)       OTHER       OPERATING   REIMBURSEMENTS  OPERATING
                                                       FEE           FEE        EXPENSES      EXPENSES   AND RECOUPMENTS  EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio         ___%          0.00%         %(2)       ___%          ___%            ___%
ING Evergreen Health Sciences Portfolio                ___%          0.00%      ___%(2)       ___%          ___%            ___%
ING Evergreen Omega Portfolio                          ___%          0.00%      ___%(2)       ___%          ___%            ___%
ING International Portfolio                            ___%          0.00%         %(2)       ___%          ___%            ___%
ING Janus Contrarian Portfolio                         ___%          0.00%         %(2)       ___%(5)       ___%            ___%
ING JPMorgan Emerging Markets Equity Portfolio         ___%          0.00%      ___%(2)       ___%          ___%            ___%
ING JPMorgan Small Cap Equity Portfolio                ___%          0.00%         %(2)       ___%(5)       ___%            ___%
ING JPMorgan Value Opportunities Portfolio             ___%          0.00%      ___%(3)(4)    ___%          ___%(6)         ___%
ING Julius Baer Foreign Portfolio                      ___%          0.00%         %(2)       ___%          ___%            ___%
ING Legg Mason Value Portfolio                         ___%          0.00%         %(2)       ___%(5)       ___%            ___%
ING Limited Maturity Bond Portfolio                    ___%          0.00%         %(2)       ___%          ___%            ___%
ING Liquid Assets Portfolio                            ___%          0.00%         %(2)       ___%          ___%            ___%
ING Marsico Growth Portfolio                           ___%          0.00%         %(2)       ___%(5)       ___%            ___%
ING Marsico International Opportunities Portfolio      ___%          0.00%      ___%(3)(4)    ___%          ___%(6)         ___%
ING MFS Mid Cap Growth Portfolio                       ___%          0.00%         %(2)       ___%(5)       ___%            ___%(7)
ING MFS Total Return Portfolio                         ___%          0.00%         %(2)       ___%(5)       ___%            ___%
ING MFS Utilities Portfolio                            ___%          0.00%      ___%(3)(4)    ___%          ___%(6)         ___%
ING Oppenheimer Main Street Portfolio(R)               ___%          0.00%         %(2)       ___%(5)       ___%            ___%
ING PIMCO Core Bond Portfolio                          ___%          0.00%         %(2)       ___%          ___%            ___%
ING Pioneer Fund Portfolio                             ___%          0.00%      ___%(2)(4)    ___%          ___%(6)         ___%
ING Pioneer Mid Cap Value Portfolio                    ___%          0.00%      ___%(2)(4)    ___%          ___%(6)         ___%
ING Stock Index Portfolio                              ___%          0.00%         %(2)       ___%          ___%            ___%



(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(3) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios.

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                     Portfolio Fees and Expenses (continued)
--------------------------------------------------------------------------------


(4) "Other Expenses" for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value, Portfolios are estimated because they did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

(5) A portion of the brokerage commissions that the ING Janus Contrarian, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return and ING Oppenheimer Main Street Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the MFS Voluntary Management fee waiver, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2004 would have been ___%, ___%, ___%, ___%, ___%, ___%, and ___%, respectively.

(6) Directed Services, Inc. ("DSI"), the manager, has entered into a written expense limitation agreement with respect to ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios, under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupment." The expense limitation agreement will continue through at least May 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

(7) Directed Services, Inc. ("DSI") has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the "Total Net Operating Expenses" for the Portfolio for the year ended December 31, 2004, would have been ___%. This arrangement may be discontinued by DSI at any time.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Class I shares of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                           1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio             $ ___       $ ___      $ ___      $ ____
ING Evergreen Health Sciences Portfolio                    $ ___       $ ___      $ ___      $ ____
ING Evergreen Omega Portfolio                              $ ___       $ ___      $ ___      $ ____
ING International Portfolio                                $ ___       $ ___      $ ___      $ ____
ING Janus Contrarian Portfolio                             $ ___       $ ___      $ ___      $ ____
ING JPMorgan Emerging Markets Equity Portfolio             $ ___       $ ___      $ ___      $ ____
ING JPMorgan Small Cap Equity Portfolio                    $ ___       $ ___      $ ___      $ ____
ING JPMorgan Value Opportunities Portfolio(1)              $ ___       $ ___      $ ___      $ ____
ING Julius Baer Foreign Portfolio                          $ ___       $ ___      $ ___      $ ____
ING Legg Mason Value Portfolio                             $ ___       $ ___      $ ___      $ ____
ING Limited Maturity Bond Portfolio                        $ ___       $ ___      $ ___      $ ____
ING Liquid Assets Portfolio                                $ ___       $ ___      $ ___      $ ____
ING Marsico Growth Portfolio                               $ ___       $ ___      $ ___      $ ____
ING Marsico International Opportunities Portfolio(1)       $ ___       $ ___      $ ___      $ ____
ING MFS Mid Cap Growth Portfolio                           $ ___       $ ___      $ ___      $ ____
ING MFS Total Return Portfolio                             $ ___       $ ___      $ ___      $ ____
ING MFS Utilities Portfolio(1)                             $ ___       $ ___      $ ___      $ ____
ING Oppenheimer Main Street Portfolio(R)                   $ ___       $ ___      $ ___      $ ____
ING PIMCO Core Bond Portfolio                              $ ___       $ ___      $ ___      $ ____
ING Pioneer Fund Portfolio(1)                              $ ___       $ ___      $ ___      $ ____
ING Pioneer Mid Cap Value Portfolio(1)                     $ ___       $ ___      $ ___      $ ____
ING Stock Index Portfolio                                  $ ___       $ ___      $ ___      $ ____



(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           Summary of Principal Risks
--------------------------------------------------------------------------------


THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


ALLOCATION RISK. A Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Portfolio Manager. A Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single

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                     Summary of Principal Risks (continued)
--------------------------------------------------------------------------------


company can significantly impact the value of the Portfolio. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social, and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security.

GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (GNMA). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

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                     Summary of Principal Risks (continued)
--------------------------------------------------------------------------------


HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.


HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDEX STRATEGY RISK. The Portfolio Manager uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the S&P 500 Index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Portfolio Manager to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The

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                     Summary of Principal Risks (continued)
--------------------------------------------------------------------------------

use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Portfolio invests.

MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.


MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

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                     Summary of Principal Risks (continued)
--------------------------------------------------------------------------------


OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in

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                     Summary of Principal Risks (continued)
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that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.


UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.


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                     Summary of Principal Risks (continued)
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VALUE INVESTING RISK. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

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PERCENTAGE AND RATING LIMITATION


Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.


A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS


A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents and debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional Information. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES

In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios). For these Portfolios, DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among


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the various service providers to these Portfolios, including the custodian,
Portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class, and Service 2 Class shares. ING Liquid Assets Portfolio does not offer ADV Class shares and ING Stock Index Portfolio only offers Class I shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus. Class I shares are not subject to any sales loads, servicing fees or Rule 12b-1 distribution fees.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment


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medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING


The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio does not accurately value securities, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none


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of these measures alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolio's polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's complete portfolio holdings schedule will at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash. The Custodian is also responsible for safekeeping the Trust's assets and for portfolio accounting services for the Portfolios.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as an independent registered public accounting firm to the Portfolios.


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                         Overall Management of the Trust
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THE ADVISER


DSI, a New York corporation, is the adviser to the Trust. As of December 31, 2004, DSI managed approximately $__ billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and a broker-dealer. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing Portfolio Manger with a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' Statement of Additional Information.


DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE

The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:


                                                                     FEE PAID TO DSI DURING 2004
     PORTFOLIO                                               (AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)
     --------------------------------------------------------------------------------------------------
     ING Eagle Asset Capital Appreciation Portfolio                             ___%
     ING Evergreen Health Sciences Portfolio                                    ___%
     ING Evergreen Omega Portfolio                                              ___%
     ING International Portfolio                                                ___%
     ING Janus Contrarian Portfolio                                             ___%
     ING JPMorgan Emerging Markets Equity Portfolio                             ___%
     ING JPMorgan Small Cap Equity Portfolio                                    ___%
     ING Julius Baer Foreign Portfolio                                          ___%
     ING Legg Mason Value Portfolio                                             ___%
     ING Limited Maturity Bond Portfolio                                        ___%
     ING Liquid Assets Portfolio                                                ___%
     ING Marsico Growth Portfolio(2)                                            ___%
     ING MFS Mid Cap Growth Portfolio(3)                                        ___%
     ING MFS Total Return Portfolio                                             ___%
     ING Oppenheimer Main Street Portfolio(3)                                   ___%
     ING PIMCO Core Bond Portfolio                                              ___%
     ING Stock Index Portfolio                                                  ___%



(1) Directed Services, Inc. pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.
(2) Directed Services, Inc. voluntarily waived 0.05% of its management fee for the ING Marsico Growth Portfolio for assets in excess of $1.3 billion through December 31, 2004.
(3) For the year ended December 31, 2004, Directed Services, Inc. voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth and ING Oppenheimer Main Street Portfolios in an amount equal to 0.01% for each Portfolio.


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                                 Net Asset Value
--------------------------------------------------------------------------------


The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.


When market quotations are not readily available or are deemed unreliable, the Portfolio may use a fair value for the security that is determined in accordance with procedures adopted by Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;


     -    Securities of an issuer that has entered into a restructuring;


     -    Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

     -    Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying buys shares, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after its order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.


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                             Taxes and Distributions
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The Portfolios distribute their net investment income, if any, on their outstanding shares annually, except that net investment income of ING Liquid Assets Portfolio is declared as a dividend daily and paid monthly and the ING Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio other than the ING Liquid Assets Portfolio will reduce the per share net asset value by the per share amount paid.


The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the Prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request.

Because the Classs I shares of each Portfolio except ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Liquid Assets, ING Marsico Growth, ING MFS Mid Cap Growth, INGMFS Total Return, ING Oppenheimer Main Street and ING Stock Index Portfolios had not commenced operations as of December 31, 2004 (the Portfolios' fiscal year end), audited financial highlights are not available.

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO



                                                                                 CLASS I
                                                                              -------------
                                                                              PERIOD ENDED
                                                                              DECEMBER 31,
                                                                                  2004
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                         $
 Income (loss) from investment operations:
 Net investment income (loss)                                                 $
 Net realized and unrealized gain (loss) on investments                       $
 Total from investment operations                                             $
 Net asset value, end of period                                               $
 TOTAL RETURN                                                                 %

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                            $
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture                                         %
 Before brokerage commission recapture                                        %
 Ratio of net investment income (loss) to average net assets                  %
 Portfolio turnover rate                                                      %



ING LEGG MASON VALUE PORTFOLIO



                                                                                 CLASS I
                                                                              -------------
                                                                              PERIOD ENDED
                                                                              DECEMBER 31,
                                                                                  2004
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                         $
 Income (loss) from investment operations:
 Net investment income (loss)                                                 $
 Net realized and unrealized gain (loss) on investments and
  foriegn currencies                                                          $
 Total from investment operations                                             $
 Less distributions:
 Dividends from net investment income                                         $
 Net asset value, end of period                                               $
 TOTAL RETURN                                                                 %

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                            $
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture                                         %
 Before brokerage commission recapture                                        %
 Ratio of net investment income (loss) to average net assets                  %
 Portfolio turnover rate                                                      %

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------


ING LIQUID ASSETS PORTFOLIO



                                                                                CLASS I
                                                                              -------------
                                                                              PERIOD ENDED
                                                                              DECEMBER 31,
                                                                                  2004
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                         $
 Income (loss) from investment operations:
 Net investment income                                                        $
 Net realized and unrealized gain (loss) on investments                       $
 Total from investment operations                                             $
 Less distributions:
 Dividends from net investment income                                         $
 Net asset value, end of period                                               $
 TOTAL RETURN                                                                 %

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                            $
 Ratio of operating expenses to average net assets                            %
 Ratio of net investment income (loss) to average net assets                  %



ING MARSICO GROWTH PORTFOLIO*



                                                                                         CLASS I
                                                                              ----------------------------
                                                                               YEAR ENDED     PERIOD ENDED
                                                                              DECEMBER 31,    DECEMBER 31,
                                                                                  2004           2003(A)
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                         $                  10.27
 Income (loss) from investment operations:
 Net investment income (loss)                                                 $                   0.00(1)
 Net realized and unrealized gain (loss) on investments and
  foreign currencies                                                          $                   2.64
 Total from investment operations                                             $                   2.64
 Net asset value, end of period                                               $                  12.91
 TOTAL RETURN++                                                               %                  25.71

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                         $                  1,926
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                        %                   0.77
 Before brokerage commission recapture+                                       %                   0.79
 Ratio of net investment loss to average net assets+                          %                   0.01
 Portfolio turnover rate                                                      %                     82


* Prior to March 1, 1999, the ING Marsico Growth Portfolio was named the Value & Growth Series. Since December 14, 2002, Marsico Capital Management, LLC has served as Portfolio Manager for the ING Marsico Growth Portfolio. Prior to that date, the Series had been advised by another Portfolio Manager.
(A)  Class I commenced operations on May 2, 2003.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
(1)  Amount is less than $0.01.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO


                                                                                         CLASS I
                                                                              ----------------------------
                                                                               YEAR ENDED     PERIOD ENDED
                                                                              DECEMBER 31,    DECEMBER 31,
                                                                                  2004           2003(A)
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                         $                   7.79
 Income (loss) from investment operations:
 Net investment loss                                                          $                  (0.02)
 Net realized and unrealized gain/(loss) on investments and
  foreign currencies                                                          $                   2.36
 Total from investment operations                                             $                   2.34
 Net asset value, end of period                                               $                  10.13
 TOTAL RETURN++                                                               %                  30.04

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in (000's)                                        $                  3,396
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture and sub-advisory expense
  reimbursement+                                                              %                   0.61
 Before brokerage commission recapture and sub-advisory expense
  reimbursement+                                                              %                   0.65
 Ratio of net investment loss to average net assets+                          %                  (0.18)
 Portfolio turnover rate                                                      %                     95


(A)  Class I commenced operations on May 2, 2003.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.


ING MFS TOTAL RETURN PORTFOLIO



                                                                                         CLASS I
                                                                              ----------------------------
                                                                               YEAR ENDED     PERIOD ENDED
                                                                              DECEMBER 31,    DECEMBER 31,
                                                                                  2004          2003(A)#
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                         $                  15.19
 Income from investment operations:
 Net investment income                                                        $                   0.58
 Net realized and unrealized gain on investments and
  foreign currencies                                                          $                   1.55
 Total from investment operations                                             $                   2.13
 Less distributions:
 Dividends from net investment income                                         $                  (0.10)
 Distributions from capital gains                                             $                     --
 Total distributions                                                          $                  (0.10)
 Net asset value, end of period                                               $                  17.22
 TOTAL RETURN++                                                               %                  14.03

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                         $                  2,303
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture and sub-advisory expense
  reimbursement+                                                              %                   0.64
 Before brokerage commission recapture and sub-advisory expense
  reimbursement+                                                              %                   0.65
 Ratio of net investment income to average net assets+                        %                   2.61
 Portfolio turnover rate                                                      %                     57



(A)  Class I commenced operations on May 2, 2003.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------


ING OPPENHEIMER MAIN STREET PORTFOLIO(R)



                                                                                         CLASS I
                                                                              ----------------------------
                                                                               YEAR ENDED     PERIOD ENDED
                                                                              DECEMBER 31,    DECEMBER 31,
                                                                                  2004           2003(A)
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                         $                  12.45
 Income (loss) from investment operations:
 Net investment income                                                        $                   0.17
 Net realized and unrealized gain (loss) on investments and
  foreign currencies                                                          $                   2.30
 Total from investment operations                                             $                   2.47
 Less distributions:
 Dividends from net investment income                                         $                  (0.05)
 Total distributions                                                          $                  (0.05)
 Net asset value, end of period                                               $                  14.87
 TOTAL RETURN++                                                               %                  19.83

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                         $                    103
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture and sub-advisory expense
  reimbursement+                                                              %                   0.59
 Before brokerage commission recapture and sub-advisory expense
  reimbursement+                                                              %                   0.65
 Ratio of net investment income to average net assets+                        %                   1.04
 Portfolio turnover rate                                                      %                    130



(A)  Class I commenced operations on May 2, 2003.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.



ING STOCK INDEX PORTFOLIO



                                                                                CLASS I
                                                                              -------------
                                                                              PERIOD ENDED
                                                                              DECEMBER 31,
                                                                                 2004(1)
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                         $
 Income from investment operations:
 Net investment income                                                        $
 Net realized and unrealized gain on investments                              $
 Total from investment operations                                             $
 Net asset value, end of period                                               $
 TOTAL RETURN(3)                                                              %

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                            $
 Ratio of operating expenses to average net assets(4)                         %
 Ratio of net investment income to average net assets(4)                      %
 Portfolio turnover rate                                                      %

                      (This page intentionally left blank.)

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2005, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the Auditors' Report.


To obtain a free copy of these documents or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800) 366-0066.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST TRUSTEES


John Boyer


J. Michael Earley

R. Barbara Gitenstein


Patrick Kenny


Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam


John G. Turner


Roger B. Vincent

Richard A. Wedemeyer

[ING LOGO]


05/01/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2005

INSTITUTIONAL CLASS

BALANCED FUNDS
  ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

  ING UBS U.S. BALANCED PORTFOLIO


INTERNATIONAL/GLOBAL FUNDS
  ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO
  ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

STOCK FUNDS
  ING AIM MID CAP GROWTH PORTFOLIO
  ING ALLIANCE MID CAP GROWTH PORTFOLIO

  ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO
   (FORMERLY, ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO)

  ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
   (FORMERLY, ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO)
  ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

  ING FMR(SM) EARNINGS GROWTH PORTFOLIO
  ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO
   (FORMERLY, ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO)

  ING HARD ASSETS PORTFOLIO
  ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO
  ING MERCURY FOCUS VALUE PORTFOLIO

  ING MERCURY LARGE CAP GROWTH PORTFOLIO
   (FORMERLY, ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO)

  ING SALOMON BROTHERS ALL CAP PORTFOLIO
  ING SALOMON BROTHERS INVESTORS PORTFOLIO
  ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
  ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
  ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
  ING VAN KAMPEN REAL ESTATE PORTFOLIO


GOLDMAN SACHS TOLLKEEPER(SM) IS A SERVICE MARK OF GOLDMAN, SACHS & CO.


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                              TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
INTRODUCTION
   ING Investors Trust                                                         2
   Investment Adviser                                                          2
   Portfolios and Portfolio Managers                                           2
   Classes of Shares                                                           2
   Investing through your Variable Contract or Qualified Plan                  2
   Why Reading this Prospectus is Important                                    2

DESCRIPTION OF THE PORTFOLIOS
   ING AIM Mid Cap Growth Portfolio                                            3
   ING Alliance Mid Cap Growth Portfolio                                       6
   ING Capital Guardian Managed Global Portfolio                               9
   ING Capital Guardian Small/Mid Cap Portfolio                               12
   ING Capital Guardian U.S. Equities Portfolio                               15
   ING FMR(SM) Diversified Mid Cap Portfolio                                  18
   ING FMR(SM) Earnings Growth Portfolio                                      21
   ING Goldman Sachs Tollkeeper(SM) Portfolio                                 23
   ING Hard Assets Portfolio                                                  27
   ING Jennison Equity Opportunities Portfolio                                31
   ING Mercury Focus Value Portfolio                                          34
   ING Mercury Large Cap Growth Portfolio                                     38
   ING Salomon Brothers All Cap Portfolio                                     41
   ING Salomon Brothers Investors Portfolio                                   44
   ING T. Rowe Price Capital Appreciation Portfolio                           47
   ING T. Rowe Price Equity Income Portfolio                                  51
   ING UBS U.S. Balanced Portfolio                                            54
   ING Van Kampen Equity Growth Portfolio                                     57
   ING Van Kampen Global Franchise Portfolio                                  59
   ING Van Kampen Growth and Income Portfolio                                 62
   ING Van Kampen Real Estate Portfolio                                       64

PORTFOLIO FEES AND EXPENSES                                                   67

SUMMARY OF PRINCIPAL RISKS                                                    69

MORE INFORMATION
   Percentage and Rating Limitations                                          75
   A Word about Portfolio Diversity                                           75
   Additional Information about the Portfolios                                75
   Non-Fundamental Investment Policies                                        75
   Temporary Defensive Positions                                              75
   Administrative Services                                                    75
   Portfolio Distribution                                                     76
   Classes of Shares                                                          76
   Interests of the Holders of the Variable Insurance Contracts and
     Policies and Qualified Retirement Plans                                  76
   Frequent Trading - Market Timing                                           77
   Portfolio Holdings Disclosure Policy                                       77
   Report to Shareholders                                                     78
   Custodian                                                                  78
   Legal Counsel                                                              78
   Independent Registered Public Accounting Firm                              78
OVERALL MANAGEMENT OF THE TRUST
   The Adviser                                                                79
   Management Fee                                                             79
NET ASSET VALUE                                                               80
TAXES AND DISTRIBUTIONS                                                       81
FINANCIAL HIGHLIGHTS                                                          82
TO OBTAIN MORE INFORMATION                                                  Back
ING INVESTORS TRUST TRUSTEES                                                Back


     AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual funds portfolios (each a "Portfolio" and collectively, the "Portfolios"). Only certain of these portfolios are offered in this prospectus ("Prospectus").


INVESTMENT ADVISER


Directed Services, Inc. ("DSI" or "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." DSI is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries and more than 100,000 employees.


PORTFOLIOS AND PORTFOLIO MANAGERS

ING AIM Mid Cap Growth Portfolio - A I M Capital Management, Inc.
ING Alliance Mid Cap Growth Portfolio - Alliance Capital Management L.P.
ING Capital Guardian Managed Global Portfolio - Capital Guardian Trust Company

ING Capital Guardian Small/Mid Cap Portfolio - Capital Guardian Trust Company

ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company

ING FMR(SM) Diversified Mid Cap Portfolio - Fidelity Management & Research
  Company
ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company ING Goldman Sachs Tollkeeper(SM) Portfolio - Goldman Sachs Asset
Management, L.P.

ING Hard Assets Portfolio - Baring International Investment Limited ING Jennison Equity Opportunities Portfolio - Jennison Associates LLC ING Mercury Focus Value Portfolio - Mercury Advisors

ING Mercury Large Cap Growth Portfolio - Mercury Advisors

ING Salomon Brothers All Cap Portfolio - Salomon Brothers Asset Management Inc. ING Salomon Brothers Investors Portfolio - Salomon Brothers Asset
  Management Inc.
ING T. Rowe Price Capital Appreciation Portfolio - T. Rowe Price
  Associates, Inc.
ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.
ING UBS U.S. Balanced Portfolio - UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio - Van Kampen
ING Van Kampen Global Franchise Portfolio - Van Kampen
ING Van Kampen Growth and Income Portfolio - Van Kampen
ING Van Kampen Real Estate Portfolio - Van Kampen


CLASSES OF SHARES

Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Institutional Class ("Class I") shares of the Trust. For more information about share classes, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Class I shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, strategy, and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING AIM MID CAP GROWTH PORTFOLIO

PORTFOLIO MANAGER

A I M Capital Management, Inc. ("AIM Capital")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap(R) Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S.
companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise up to 40% of the Portfolio's total assets.


The Portfolio may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the Portfolio may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

The Portfolio Manager focuses on companies it believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have favorable prospects for future growth. The Portfolio Manager considers whether to sell a particular security when any of these factors materially changes.

The Portfolio may loan up to 33 1/3% of its total assets.


The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

          ING AIM MID CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1996     19.39%
1997     23.16%
1998      0.84%
1999     56.24%
2000    (12.45%)
2001    (21.17%)
2002     31.69%
2003     44.16%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the Russell Midcap(R) Growth Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)

                                       1 YEAR      5 YEARS     10/02/95
                                                              (INCEPTION)
   Class S Return                      _____%       ____%        ____%
   Russell Midcap(R) Growth Index      _____%       ____%        ____%(3)

                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%

(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 1995. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) A I M Capital Management, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(3)  Index return is for the period beginning October 1, 1995.

MORE ON THE PORTFOLIO MANAGER


AIM Capital has managed the Portfolio since March 1, 1999. AIM Capital is an indirect subsidiary of AMVESCAP, one of the world's largest independent investment companies. The principal address of AIM Capital is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. As of December 31, 2004, AIM Capital and its immediate parent, A I M Advisors, Inc., managed over $___ billion in assets.


The following persons at AIM Capital are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Karl Farmer              Portfolio Manager

                         Mr. Farmer has been associated with AIM Capital and its affiliates since 1998. Prior to 1998, Mr. Farmer spent six years as a pension actuary with William M. Mercer, Inc., focusing on retirement plans and other benefit programs.

Jay K. Rushin            Portfolio Manager

                         Mr. Rushin has been associated with AIM Capital and/or its affiliates from 1998 to the present and 1994 to 1996. During the period of 1996 to 1998, Mr. Rushin worked as an associate equity analyst at Prudential
                         Securities.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING ALLIANCE MID CAP GROWTH PORTFOLIO

PORTFOLIO MANAGER

Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT OBJECTIVE

Long-term total return.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests in common stocks of middle capitalization ("mid-capitalization") companies. The Portfolio normally invests substantially all of its assets in high-quality common stocks that Alliance Capital expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The market capitalizations of companies in the Russell Midcap(R) Growth Index ranged from $__ million to $__ billion as of December
31, 2004. The capitalization range of companies in the Russell Midcap(R)
Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

   - write exchange-traded covered call options on up to 25% of its total assets;

   - make secured loans on portfolio securities of up to 25% of its total assets;

   - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

   - enter into futures contracts on securities indexes and options on such futures contracts.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

        ING ALLIANCE MID CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999     25.56%
2000    (17.12%)
2001    (13.73%)
2002    (30.04%)
2003     67.04%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the Russell Midcap(R) Growth Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                      1 YEAR       5 YEARS       08/14/98
                                                                (INCEPTION)
   Class S Return                      ____%         ___%          ____%
   Russell Midcap(R) Growth Index      ____%         ___%          ____%(3)



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on August 18, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


(2) Alliance Capital Management L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(3)  Index return is for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


Alliance Capital is a leading global investment management firm supervising client accounts with assets totaling over $___ billion as of December 31, 2004. Alliance Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of Alliance Capital is 1345 Avenue of the Americas, New York, NY 10105.

As of December 31, 2004, Alliance Capital Management Holding L.P. owns approximately 31% of the units of limited partnership interest in Alliance Capital. AXA Financial, Inc. owns approximately 55% of the outstanding publicly traded Alliance Holding Units and approximately 1.9% of the outstanding Alliance Capital Units, which, including the general partnership interests, Alliance Capital and Alliance Holding, represents a 55.5% economic interest in Alliance Capital. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the largest global financial services organizations.


The following person at Alliance Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Catherine Wood           Senior Vice President and Portfolio Manager, Alliance
                         Capital, and Chief Investment Officer, Regent Investor
                         Services, a division of Alliance Capital.

                         Ms. Wood joined Alliance Capital in 2001 from Tupelo
                         Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison
                         Associates as a Director and Portfolio Manager, Equity
                         Research Analyst and Chief Economist.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO


PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian").

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks traded in securities markets throughout the world. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in debt securities, cash or money market instruments.

The Portfolio may invest in any type of company, large or small, with earnings that show a relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well-known companies.


The Portfolio may enter into foreign currency transactions.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares' from year-to-year.

[CHART]

    ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995      7.56%
1996     12.27%
1997     12.17%
1998     29.31%
1999     63.30%
2000    (14.56%)
2001    (11.91%)
2002    (20.18%)
2003     36.31%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Morgan Stanley Capital International All Country World Index ("MSCI All Country World Index"). The MSCI All Country World Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. It is not possible to invest directly in the MSCI All Country World Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                      1 YEAR       5 YEARS       10 YEARS
   Class S Return                      ____%         ____%         ____%
   MSCI All Country World Index        ____%         ____%         ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
David I. Fisher          Mr. Fisher is Chairman of the Board of Capital Group
                         International, Inc. with portfolio management
                         responsibilities for Capital Guardian, and joined the
                         Capital Guardian organization in 1969.

Eugene P. Stein          Mr. Stein is an Executive Vice President of Capital
                         Guardian, and joined the Capital Guardian organization
                         in 1972.

Christopher A. Reed      Mr. Reed is a Vice President of Capital International
                         Research, Inc. with portfolio management
                         responsibilities for Capital Guardian and joined the
                         Capital Guardian organization in 1993.

Michael R. Ericksen      Mr. Ericksen is a Senior Vice President and portfolio
                         manager for Capital Guardian and joined the Capital
                         Guardian organization in 1986.

Richard N. Havas         Mr. Havas is a Senior Vice President and a portfolio
                         manager with research responsibilities for the Capital
                         Guardian, and joined the Capital Guardian organization
                         in 1985.

Nancy J. Kyle            Ms. Kyle is a Senior Vice President of Capital Guardian
                         and joined the Capital Guardian organization in 1990.

Lionel M. Sauvage        Mr. Sauvage is a Senior Vice President of Capital
                         Guardian and joined the Capital Guardian organization
                         in 1986.

Nilly Sikorsky           Ms. Sikorsky is Chairman of Capital International S.A,
                         Vice Chairman of Capital International Limited, a
                         Director of The Capital Group Companies, Inc. and
                         Managing Director-Europe of Capital Group
                         International, Inc. She is a Portfolio Manager and
                         joined Capital Guardian in 1962.

Rudolf M. Staehelin      Mr. Staehelin is a Senior Vice President and Director
                         of Capital International Research, Inc. with portfolio
                         management responsibilities for Capital Guardian and
                         joined the Capital Guardian organization in 1981.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO


PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the Russell 2800 Index. The Russell 2800 Index is defined as the combination of the Russell 2000(R) SmallCap and Russell MidCap Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000 Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell MidCap Index measures the performance of the smallest 800 companies in the Russell 1000 Index.

The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.


Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights.

The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.


The Portfolio may also enter into currency-related transactions, including currency futures and forward contracts and options on currencies.

The Portfolio may also invest a portion of its assets in money market instruments and repurchase agreements.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK
                           CONVERTIBLE SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK

                               SMALL COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares' from year-to-year.

[CHART]

    ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1996      20.10%
1997      10.32%
1998      20.98%
1999      50.61%
2000     (18.17%)
2001      (1.56%)
2002     (25.43%)
2003      40.36%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell MidCap Index, Russell 2800 Index, and Russell 2000(R) Index. The Russell MidCap Index measures the performance of the smallest 800 companies in the Russell 1000 Index. The Russell 2800 Index is defined as the combination of the Russell 2000(R) SmallCap and Russell Mid Cap Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000 Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell 2000(R) Index is an unmanaged equity index representing the 2,000 smallest companies in the Russell 3000(R), which contains the 3,000 largest U.S. companies based upon total market capitalization. The Russell MidCap Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell MidCap Index is a more appropriate index than the Russell 2000(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                       1 YEAR      5 YEARS     01/03/96
                                                              (INCEPTION)
   Class S Return                       ____%       ____%        ____%
   Russell MidCap Index                 ____%       ____%        ____%(3)
   Russell 2800 Index                   ____%       ____%        ____%(3)
   Russell 2000(R) Index                ____%       ____%        ____%(3)



                       BEST QUARTER
   Quarter Ended
   ____                                ____%

                      WORST QUARTER
   Quarter Ended
   ____                                ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on January 3, 1996. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small cap securities, as opposed to the current policy of small and mid cap.

(3)  Index returns are for the period beginning January 1, 1996.


MORE ON THE PORTFOLIO MANAGER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
James S. Kang            Mr. Kang is a Vice President for Capital International
                         Research, Inc. with research and portfolio management
                         responsibilities with Capital Guardian, and joined the
                         Capital Guardian organization in 1987.

Karen A. Miller          Ms. Miller is a Senior Vice President and Director of
                         Capital International Research, Inc. with portfolio
                         management responsibilities for Capital Guardian, and
                         joined the Capital Guardian organization in 1990.

Kathryn M. Peters        Ms. Peters is a Vice President and U.S. Small
                         Capitalization Equity Portfolio Manager for Capital
                         International Research, Inc. Prior to joining the
                         organization in 2001, Ms. Peters was a portfolio
                         manager and principal with Montgomery Asset Management,
                         LLC.

Theodore R. Samuels      Mr. Samuels is a Senior Vice President and Director of
                         Capital Guardian with portfolio management
                         responsibilities. He joined Capital Guardian in 1981.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts. The Portfolio may invest a portion of its assets in debt securities and cash equivalents.


The Portfolio may also lend up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              GROWTH INVESTING RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

    ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2001      (3.62%)
2002     (23.79%)
2003      36.75%
2004

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                   1 YEAR       02/01/00
                                                              (INCEPTION)
   Class S Return                                   ____%         ___%
   S&P 500 Index                                    ____%         ___%



                  BEST QUARTER
   Quarter Ended
   ____                                ____%

                  WORST QUARTER
   Quarter Ended
   ____                                ____%


(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000.

MORE ON THE PORTFOLIO MANAGER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Karen A. Miller          Ms. Miller is a Senior Vice President and Director of
                         Capital International Research, Inc., with portfolio
                         management responsibilities for Capital Guardian. She
                         joined the Capital Guardian organization in 1990 where
                         she served in various portfolio management positions.

Michael R. Ericksen      Mr. Ericksen is a Senior Vice President and Portfolio
                         Manager. He joined the Capital Guardian organization in
                         1987 where he served in various capacities.

David Fisher             Mr. Fisher is Chairman of the Board of Capital Guardian
                         Group International, Inc. and Capital Guardian. He
                         joined the Capital Guardian organization in 1969 where
                         he served in various portfolio management positions.

Theodore Samuels         Mr. Samuels is a Senior Vice President and Director for
                         Capital Guardian, as well as a Director of Capital
                         International Research, Inc. He joined the Capital
                         Guardian organization in 1981 where he served in
                         various portfolio management positions.

Eugene P. Stein          Mr. Stein is Executive Vice President, a Director, a
                         Portfolio Manager, and Chairman of the Investment
                         Committee for Capital Guardian. He joined the Capital
                         Guardian organization in 1972 where he served in
                         various portfolio manager positions.

Terry Berkemeier         Mr. Berkemeier is a Vice President of Capital
                         International Research, Inc. with U.S. equity portfolio
                         management responsibility in Capital Guardian. He
                         joined the Capital Guardian organization in 1992.

Alan J. Wilson           Mr. Wilson is an Executive Vice President and U.S.
                         Research Director for Capital International Research,
                         Inc. ("CIRI"). He is also an investment analyst for
                         CIRI with portfolio management responsibilities,
                         specializing in U.S. oil services and household
                         products. He also serves as Vice President and a
                         Director of Capital Guardian.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager normally invests the Portfolio's assets primarily in common stocks.

The Portfolio Manager normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Portfolio Manager generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Portfolio Manager may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Portfolio Manager may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers. The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


The Portfolio Manager may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                         OTHER INVESTMENT COMPANIES RISK

                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

       ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001      (6.64%)
2002     (19.34%)
2003      33.47%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the S&P MidCap 400 Index.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                   1 YEAR       10/02/00
                                                              (INCEPTION)
   Class S Return                                   ____%        ____%
   S&P MidCap 400 Index                             ____%        ____%(2)



                  BEST QUARTER
   Quarter Ended
   ____                                ____%

                  WORST QUARTER
   Quarter Ended
   ____                                ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  Index return is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER


FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2004, FMR and its wholly owned subsidiaries had over $___ billion in total assets under management.


The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Tom Allen                Vice President of FMR and Portfolio Manager of the
                         Portfolio since February 2004.

                         Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING FMR(SM) EARNINGS GROWTH PORTFOLIO

PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests primarily in common stocks.

The Portfolio Manager invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Portfolio Manager may also use various techniques, such as buying and selling futures contracts and other investment companies, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE PORTFOLIO MANAGER

FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2004, FMR and its wholly owned subsidiaries had over $___ billion in total assets under management.

The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Joseph W. Day            Vice President and Portfolio Manager

                         Joseph W. Day is Portfolio Manager to the Earnings
                         Growth Portfolio. Since joining Fidelity Investments in
                         1984, Mr. Day has worked as a research analyst and manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


PORTFOLIO MANAGER

Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in "Tollkeeper" companies, which are high-quality technology, media, and/or service companies that adopt or use technology to improve cost structure, revenue opportunities, or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Portfolio Manager believes are well positioned to benefit from the proliferation of technology. In general, the Portfolio Manager defines a Tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Portfolio Manager anticipates that Tollkeeper companies may increase revenue by increasing "traffic", or customers and sales, and raising "tolls," or prices, and margins. The Portfolio Manager does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Tollkeepers).

The Portfolio Manager believes that the characteristics of many Tollkeeper companies should enable them to grow consistently their businesses. Such characteristics include:

     -    Strong brand name;

     -    Dominant market share;

     -    Recurring revenue streams;

     -    Free cash flow generation;

     -    Long product life cycle;

     -    Enduring competitive advantage; and

     -    Excellent management.

The Internet is an example of a technology that the Portfolio Manager believes will drive growth for many Tollkeeper companies. The Internet's significant impact on the global economy has changed and will continue to change the way many companies operate. Business benefits of the Internet include global scalability, acquisition of new clients, new revenue sources, and increased efficiencies. Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.

Due to its focus on technology, media and service companies, the Portfolio's investment performance will be closely tied to many factors that affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Tollkeeper securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result, the Portfolio's net asset value is more likely to have greater volatility than that of a portfolio that is more diversified or invests in other industries.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                DERIVATIVES RISK

                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              GROWTH INVESTING RISK

                                  INTERNET RISK

                                    IPO RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

       ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO - ANNUAL TOTAL RETURN(1)

2002     (38.10%)
2003      40.97%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of three broadly based market indices - the NASDAQ Composite Index, the Goldman Sachs Internet Index, and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks. The Goldman Sachs Internet Index is a capitalization-weighted index of selected internet companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The NASDAQ Composite Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the NASDAQ Composite Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                   1 YEAR      05/01/01
                                                              (INCEPTION)
   Class S Return                                   ____%        ____%
   NASDAQ Composite Index                           ____%        ____%
   Goldman Sachs Internet Index                     ____%        ____%
   S&P 500 Index                                    ____%        ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


GSAM, a wholly owned subsidiary of The Goldman Sachs Group, Inc., serves as the Portfolio Manager to the Portfolio. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division ("IMD") of Goldman, Sachs, & Co., ("Goldman Sachs") served as the Portfolio Manager to the Portfolio. On or about April 26, 2003, GSAM assumed Goldman Sachs' portfolio management responsibilities for the Portfolio. The

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Portfolio was previously managed by Liberty Investment Management, Inc., which was acquired by Goldman Sachs in 1996. The principal address of GSAM is DESCRIPTION OF THE PORTFOLIOS (CONTINUED)32 Old Slip, New York, New York 10005. As of December 31, 2004, Goldman Sachs, along with units of IMD, had assets under management of over $___ billion.


The Portfolio is managed by a team of portfolio managers at GSAM. The following persons are primarily responsible for the day-to-day investment decisions of the
Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Steven M. Barry                Mr. Barry is a Managing Director, Chief
                               investment Officer and senior portfolio manager
                               of GSAM. He joined GSAM as a portfolio manager in
                               1999. From 1988 to 1999, Mr. Barry was a
                               portfolio manager at Alliance Capital Management.

Kenneth T. Berents             Mr. Berents is a Managing Director, Chairman of
                               the Investment Committee and senior portfolio
                               manager of GSAM. He joined GSAM as a portfolio
                               manager in 2000. From 1992 to 1999, Mr. Berents
                               was Director of Research and head of the
                               Investment Committee at Wheat First Union.

Herbert E. Ehlers              Mr. Ehlers is a Managing Director, Chief
                               Investment Officer and senior portfolio manager
                               of GSAM. He joined GSAM as a senior portfolio
                               manager and Chief Investment Officer of the
                               Growth team in 1997. From 1981 to 1997, Mr.
                               Ehlers was the chief investment officer and
                               chairman of Liberty Investment Management, Inc.
                               ("Liberty"), and its predecessor firm, Eagle
                               Asset Management ("Eagle").

Gregory H. Ekizian, CFA        Mr. Ekizian is a Managing Director, Co-Chief
                               Investment Officer and senior portfolio manager
                               of GSAM. He joined GSAM as a portfolio manager
                               and Co-Chair of the Growth Investment Committee
                               in 1997. From 1990 to 1997, Mr. Ekizian was a
                               portfolio manager at Liberty and its predecessor
                               firm, Eagle.

Joseph B. Hudepohl, CFA        Mr. Hudepohl is a Vice President and portfolio
                               manager of GSAM. Prior to joining GSAM in July
                               1999, Mr. Hudepohl was an analyst in the
                               Investment Banking Division of Goldman Sachs
                               where he worked in the High Technology Group.

Prashant R. Khemka, CFA        Mr. Khemka is a Vice President and portfolio
                               manager of GSAM. Prior to joining Goldman Sachs
                               in May 2000, he was an assistant portfolio
                               manager in the Fundamental Strategies group at
                               State Street Global Advisors.

Scott Kolar, CFA               Mr. Kolar is a Managing Director and a senior
                               portfolio manager of GSAM. He joined GSAM as an
                               equity analyst in 1997 and became a portfolio
                               manager in 1999. From 1994 to 1997, Mr. Kolar was
                               an equity analyst and information systems
                               specialist at Liberty.

Andrew F. Pyne                 Mr. Pyne is a Managing Director and senior
                               portfolio manager of GSAM. He joined GSAM as a
                               product manager in 1997 and became a portfolio
                               manager in August 2001. From 1992 to 1997, Mr.
                               Pyne was a product manager at Van Kampen
                               Investments.

Jeffrey Rabinowitz, CFA        Mr. Rabinowitz is a Vice President and portfolio
                               manager of GSAM. Prior to joining Goldman Sachs
                               in May 1999, he was a senior software engineer at
                               Motorola, Inc. responsible for product
                               development of digital wireless phones.

Ernest C. Segundo, Jr., CFA    Mr. Segundo is a Vice President, and senior
                               portfolio manager of GSAM. He joined GSAM as a
                               portfolio manager in 1997. From 1992 to 1997, Mr.
                               Segundo was a portfolio manager at Liberty and
                               its predecessor firm, Eagle.

David G. Shell, CFA            Mr. Shell is a Managing Director, Chief
                               Investment Officer and senior portfolio manager
                               of GSAM. He joined GSAM as a portfolio manager in
                               1997. From 1987 to 1997, Mr. Shell was a
                               portfolio manager at Liberty and its predecessor
                               firm, Eagle.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING HARD ASSETS PORTFOLIO

PORTFOLIO MANAGER

Baring International Investment Limited ("Baring International")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. Equity securities in which the Portfolio invests can also include common and preferred stocks and American and Global Depositary Receipts but may include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

     -    precious metals;

     -    ferrous and non-ferrous metals;

     -    integrated oil;

     -    gas/other hydrocarbons;

     -    forest products;

     -    agricultural commodities; and

     -    other basic materials that can be priced by a market.

The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:

     -    securities of foreign issuers, including up to 35% in South Africa;

     -    companies not engaged in natural resources/hard asset activities;

     -    investment-grade corporate debt;

     -    U.S. government or foreign obligations;

     -    money market instruments;

     -    repurchase agreements;

     - special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country; and

     -    derivatives.

The Portfolio may also invest directly in commodities, including gold bullion and coins.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

         -   common stock;                -   direct equity interests in trusts;
         -   preferred stock;             -   joint ventures;
         -   rights;                      -   "partly paid" securities;
         -   warrants;                    -   partnerships; and
         -   "when-issued" securities;    -   restricted securities.

The Portfolio may also engage in short sales (up to 25% of net assets).

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                                 HARD ASSET RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               OTC INVESTMENT RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                                   SECTOR RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]

              ING HARD ASSETS PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995      10.69%
1996      33.17%
1997       6.22%
1998     (29.58%)
1999      23.36%
2000      (4.73%)
2001     (12.12%)
2002       0.80%
2003      52.22%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two broadly based market indices - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), and the Morgan Stanley Capital International All Country World Index ("MSCI All Country World Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The MSCI All Country World Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                       1 YEAR           5 YEARS                    10 YEARS
                                                   (OR LIFE OF CLASS)         (OR LIFE OF CLASS)
   CLASS I RETURN(1)                    ____%            ____%                        N/A
   S&P 500 Index                        ____%            ____%(3)                     N/A
   MSCI All Country World Index         ____%            ____%(3)                     N/A
   CLASS S RETURN(1)                    ____%            ____%                       ____%
   S&P 500 Index                        ____%            ____%                       ____%
   MSCI All Country World Index         ____%            ____%                       ____%



                  BEST QUARTER
   Quarter Ended
   ______                               ____%

                  WORST QUARTER
   Quarter Ended
   ______                               ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for Class I shares of the Portfolio, which commenced operations July 2, 2003. The bar chart figures shown for prior years provide performance for Class S shares. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Baring International Investment Limited has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(3) Index returns for the Class I shares are for the period beginning July 1, 2003.

MORE ON THE PORTFOLIO MANAGER

Baring International is a subsidiary of Baring Asset Management Holdings Limited ("Baring Asset Management"). Baring Asset Management is the parent of the world-wide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The principal address of Baring International is 155 Bishopsgate, London, United Kingdom.

Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2004, Baring Asset Management managed over $_____ billion of assets.


The following person at Baring International is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
John Payne               Investment Manager

                         Mr. Payne has been an investment professional with Baring International and its ING affiliates since 1993 and has 18 years of investment experience.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

Jennison Associates LLC ("Jennison")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in attractively valued equity securities of companies with current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio also may invest in preferred stocks, convertible securities and debt instruments that are consistent with its investment objective. The Portfolio also may invest up to 25% of its assets in foreign securities.

The Portfolio Manager uses a bottom-up research-based multi-cap opportunistic approach that seeks to identify attractively valued equity securities with favorable earnings prospects. The Portfolio Manager looks for investments that offer attractive reward to risk relationships as well as catalysts for fundamental change that could create strong return potential. Stocks can be poised for potential appreciation due to potential catalysts such as:

     -    Industry cycle turns;

     -    Corporate restructuring;

     -    New product development;

     -    Management focus on increasing shareholder value; and

     -    Improving balance sheets and cash flow.

The Portfolio Manager usually sells or reduces a particular security when it believes:

     -    a stock's long-term price objective has been achieved;

     -    a more attractive security has been identified;

     -    the reward to risk relationship of a stock is no longer favorable; and

     -    negative industry and/or company fundamentals have developed.

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may invest in options and futures contracts and may invest up to 25% of its total assets in real estate investment trusts.

The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                                    REIT RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual Class S shares' returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

     ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995      30.16%
1996      20.26%
1997      28.95%
1998      12.68%
1999      24.64%
2000     (15.22%)
2001     (12.98%)
2002     (29.26%)
2003      31.11%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.


                         AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                       1 YEAR      5 YEARS    10 YEARS
   Class S Return                      _____%       ____%       ____%
   S&P 500 Index                       _____%       ____%       ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Jennison Associates LLC has managed the Portfolio since July 31, 2002. Performance prior to July 31, 2002 is attributable to different portfolio managers.


MORE ON THE PORTFOLIO MANAGER


Jennison is a registered investment adviser and wholly owned subsidiary of Prudential Investment Management, Inc. ("PIM"). PIM is a wholly owned subsidiary of Prudential Asset Management Holding Company, which is a wholly owned subsidiary of Prudential Financial, Inc. The principal address of Jennison is 466 Lexington Avenue, New York, New York 10017. As of December 31, 2004, Jennison managed over $_____ billion in assets.


The following persons at Jennison are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Mark G. DeFranco         Senior Vice President of Jennison

                         Mr. DeFranco has been associated with Jennison since
                         1998. Prior to joining Jennison, he served as an analyst and portfolio manager with Pomboy Capital, as an analyst at Comstock Partners and as a member of the equity research sales division of Salomon Brothers.

Brian M. Gillott         Senior Vice President of Jennison

                         Prior to joining Jennison in 1998, Mr. Gillott served as an analyst with Soros Fund Management and as an analyst at Goldman, Sachs & Co.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY FOCUS VALUE PORTFOLIO

PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio tries to achieve its investment objective by investing primarily in a diversified portfolio consisting of equity securities that the Portfolio Manager believes are undervalued relative to its assessment of the current or prospective condition of the issuer.

The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow. The Portfolio may also invest in securities that are undervalued relative to prevailing market ratios. The Portfolio may invest in securities of companies or institutions that are experiencing poor operating conditions. Some of the characteristics of companies in which the Portfolio invests may include:

     -    depressed earnings;

     -    special competition;

     -    product obsolescence;

     -    relatively low price-to-earnings and price-to-book ratios; and

     -    stock out of favor.


The Portfolio may invest in debt securities of any maturity. The Portfolio has established no rating criteria for the fixed-income securities in which it invests and the fixed-income securities in which it invests may not be rated at all for creditworthiness.


Although not principal strategies, the Portfolio may also use the following investment strategies:


The Portfolio may invest in fixed-income securities, including, high-yield debt securities that are rated below investment grade, commonly called "junk bonds," specifically Caa or lower by Moody's Investors Service, Inc. or CCC or lower by Standard & Poor's Corporation. Although junk bonds may have a higher yield than debt securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds are generally less liquid and experience more price volatility than higher rated fixed-income securities. As a matter of operating policy, the Portfolio does not intend to invest in excess of 10% of the total asset value of the Portfolio at time of purchase in junk bonds.

The Portfolio will not invest more than 10% of its total assets at the time of purchase in the equity and fixed-income securities of foreign issuers. The Portfolio may also invest in debt securities issued or guaranteed by foreign government entities, commonly known as "sovereign debt securities."


The Portfolio will normally invest a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when the Portfolio Manager is unable to find attractive equity or long-term debt securities or when the Portfolio Manager believes it is advisable to reduce exposure to these markets temporarily. Investment in these securities may also be used to meet redemptions. Short-term investments may limit the potential for an increase in the value of your shares or for the Portfolio to achieve its investment objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities. These securities, which cannot easily be resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio may borrow amounts up to 20% of its total assets, taken at market value, only from banks as a temporary measure for extraordinary or emergency purposes such as the settlement of a trade or the redemption of Portfolio shares.

The Portfolio may write (i.e., sell) covered call options not exceeding 10% of its total assets, taken at market value. The Portfolio may also enter into closing transactions with respect to these options. A call option is considered covered when the Portfolio, as writer of the option, owns the underlying securities.

The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK
                               SOVEREIGN DEBT RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

            ING MERCURY FOCUS VALUE PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003    31.22%
2004

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)



                                       1 YEAR       05/01/02
                                                   (INCEPTION)
   Class S Return                      _____%         ____%
   S&P 500 Index                       _____%         ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) Class I shares commenced operations May 18, 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I have different expenses.


MORE ON THE PORTFOLIO MANAGER


Fund Asset Management, L.P. ("FAM") serves as the Portfolio Manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors."

FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road, Plainsboro, NJ 08536. FAM and its affiliates had over $_____ billion in investment company and other portfolio assets under management as of December 31, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Robert J. Martorelli     Senior Portfolio Manager

                         Mr. Martorelli joined Mercury Advisors in 1985 as a
                         Fund Analyst and has served as a Portfolio Manager since 1986.

Kevin Rendino            Senior Portfolio Manager

                         Mr. Rendino joined Mercury Advisors in 1990 as a
                         Research Associate and was subsequently named Senior
                         Analyst before becoming a Portfolio Manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING MERCURY LARGE CAP GROWTH PORTFOLIO


PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Portfolio Manager believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Portfolio Manager selects from among those which, at the time of purchase, are included in the Russell 1000(R) Growth Index. Using quantitative models that employ various factors, the Portfolio seeks to outperform the Russell 1000(R) Growth Index by investing in equity securities that the Portfolio Manager believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index.

In selecting securities for the Portfolio from its benchmark universe, the Portfolio Manager uses a proprietary quantitative model that employs three filters in its initial screen: earnings momentum, earnings surprise and valuation. The Portfolio Manager looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined - if the screening is done, the Portfolio Manager relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Portfolio Manager believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Portfolio Manager reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

     -    Relative prices to earnings and prices to book ratios;

     -    Stability and quality of earnings momentum and growth;

     -    Weighted median market capitalization of the Portfolio; and

     - Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000(R) Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when the Portfolio Manager believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              GROWTH INVESTING RISK
                                   INCOME RISK
                               INTEREST RATE RISK

                             INVESTMENT MODELS RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

         ING MERCURY LARGE CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003     26.96%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 1000(R) Growth Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. ThE S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Growth Index is intended to bE the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 1000(R) Growth Index is a morE appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)



                                       1 YEAR       05/01/02
                                                   (INCEPTION)
   Class S Return                      _____%         ____%
   Russell 1000(R) Growth Index        _____%         ____%
   S&P 500 Index                       _____%         ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002. Class S shares are not offered in the Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


MORE ON THE PORTFOLIO MANAGER

Fund Asset Management L.P. ("FAM") serves as the Portfolio Manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road, Plainsboro, NJ 08536. FAM and its affiliates had over $_____ billion in investment company and other portfolio assets under management as of December 31, 2004.

The Portfolio is managed by a team of investment professionals that participates in the team's research process and stock selection. The senior investment professionals in this group include Robert C. Doll, Jr. and Dan Hanson, CFA. The team leader, Robert C. Doll, Jr., is responsible for the day-to-day management of the Portfolio. Mr. Doll has been the President of Mercury Advisors since 2001. He was Co-Head (Americas Region) of Mercury Advisors from 1999 to 2000. Prior to joining Mercury Advisors, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999. Mr. Hanson is a CFA(R) charterholder and a member of the Association for Investment Management and Research. He earned a bachelor's degree from Middlebury College and a MBA from the University of Chicago and has nine years of investment industry experience.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING SALOMON BROTHERS ALL CAP PORTFOLIO

PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Capital appreciation through investment in securities which the Portfolio Manager believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio Manager believes are undervalued in the marketplace. While the Portfolio Manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Portfolio Manager believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolios may also invest in foreign securities.


The Portfolio Manager employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Portfolio Manager uses proprietary models and fundamental research to try to identify stocks that are under priced in the market relative to their fundamental value. Next, the Portfolio Manager looks for a positive catalyst in the company's near term outlook which the Portfolio Manager believes will accelerate earnings or improve the value of the company's assets. The Portfolio Manager also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Portfolio Manager looks for:

     -    Low market valuations measured by its valuation models; and

     -    Positive changes in earnings prospects because of factors such as:

            -  New, improved or unique products and services;
            -  New or rapidly expanding markets for the company's products;
            -  New management;
            - Changes in the economic, financial, regulatory or political environment particularly affecting the company;
            -  Effective research, product development and marketing; and
            -  A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets and may lend portfolio securities to generate income. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.




The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may affect the Portfolio's performance.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

         ING SALOMON BROTHERS ALL CAP PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001       1.91%
2002     (25.57%)
2003      38.85%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S performance to that of the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the Russell 3000(R) Index.


                         AVERAGE ANNUAL TOTAL RETURN(1)



                                            1 YEAR     02/01/00
                                                      (INCEPTION)
   Class S Return                            _____%      _____%
   Russell 3000(R) Index                     _____%      _____%



                  BEST QUARTER
   Quarter Ended
   ______                                     ____%

                  WORST QUARTER
   Quarter Ended
   ______                                     ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


SaBAM was established in 1987 and together with its affiliates in London, Tokyo, and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. The principal address of SaBAM is 399 Park Avenue, New York, New York 10022. It is an indirect wholly owned subsidiary of Citigroup Inc. Citigroup Inc.'s businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2004, SaBAM managed over $____ billion in assets.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
John G. Goode            Managing Director, SaBAM

                         Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since 1969.

Peter J. Hable           Managing Director, SaBAM

                         Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since 1983.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING SALOMON BROTHERS INVESTORS PORTFOLIO

PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.

The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager focuses on established large capitalization companies, defined by the Portfolio Manager as companies with over $5 billion in market capitalization, seeking to identify those companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.


The Portfolio Manager focuses on companies that meet one or more of the following criteria:


     - Share prices that appear to be temporarily oversold or do not reflect positive company developments;

     - Share prices that appear to undervalue the company's assets, particularly on a sum-of-the-parts basis;

     - Special situations including corporate events, changes in management, regulatory changes or turnaround situations; and

     - Company specific items such as competitive market position, competitive products and services, experienced management team and stable financial condition.


Only companies that pass the Portfolio Manager's strict in-depth research and debate are eligible for purchase. The Portfolio Manager's bottom-up approach focuses on creating an information advantage through a thorough understanding of company fundamentals. From time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


The Portfolio may invest a portion of its assets in debts securities, including high-yield debt securities, and in cash equivalents. The Portfolio may borrow up to 5% of its total assets and lend up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              GROWTH INVESTING RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio Manager may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]

        ING SALOMON BROTHERS INVESTORS PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001      (4.27%)
2002     (22.98%)
2003      31.25%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's/Barra Value Index ("S&P/Barra Value Index") and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those S&P 500 Index companies that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The S&P/Barra Value Index tends to be more heavily weighted in the energy and financial sectors than the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that both indices will be used for comparative purposes. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                             1 YEAR       5 YEARS
                                                     (OR LIFE OF CLASS)
   CLASS I RETURN(1)                         _____%        _____%
   S&P/Barra Value Index                     _____%        _____%(2)
   S&P 500 Index                             _____%        _____%(2)
   CLASS S RETURN(1)                         _____%        _____%
   S&P/Barra Value Index                     _____%        _____%
   S&P 500 Index                             _____%        _____%



                  BEST QUARTER
   Quarter Ended
   ______                                     ____%

                  WORST QUARTER
   Quarter Ended
   ______                                     ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for Class I shares of the Portfolio, which commenced operations June 24, 2003. The bar chart figures shown for prior years provide performance for Class S shares, which commenced operations February 1, 2000. The performance table above reflects the returns for both Class I and S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) The Index returns for Class I shares are for the period beginning July 1, 2003.


MORE ON THE PORTFOLIO MANAGER


SaBAM was established in 1987 and together with its affiliates in London, Tokyo, and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. The principal address of SaBAM is 399 Park Avenue, New York, New York 10022. It is an indirect wholly owned subsidiary of Citigroup Inc. Citigroup Inc.'s businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2004, SaBAM managed over $____ billion in assets.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Mark J. McAllister, CFA        Managing Director since December 2003. Formerly,
                               Director and Equity Analyst with SaBAM from
                               August 1999 through December 2003.

                               Executive Vice President and Portfolio Manager at
                               JLW Capital Management Inc. from March 1998 to
                               May 1999.

Robert Feitler                 Director with SaBAM since 1995.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Portfolio Manager believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.

The Portfolio's common stocks generally fall into one of two categories:

     - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and

     - the smaller category is composed of opportunistic investments whose prices are expected by the Portfolio Manager to rise in the short-term but not necessarily over the long-term.

Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Portfolio Manager's ability to find companies that meet valuation criteria rather than its market outlook.

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.

In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Portfolio Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

     (1) shares of the T. Rowe Price Reserve Investment Funds, Inc., and Government Reserve Investment Funds, Inc. internally managed money market funds of T. Rowe Price;

     (2)  U.S. government obligations;

     (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

     (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

     (5)  repurchase agreements.

The Portfolio may lend its securities and may also borrow securities.




PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 ALLOCATION RISK

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK

                             SECURITIES LENDING RISK

                             SPECIAL SITUATIONS RISK

                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed on the previous page that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.

The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]

  ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995    20.80%
1996    16.36%
1997    15.27%
1998     5.89%
1999     6.92%
2000    21.97%
2001     9.92%
2002     0.48%
2003    25.23%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Lehman Brothers U.S. Government/Credit Bond Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. Performance is also compared to a composite index. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                             1 YEAR          5 YEARS        10 YEARS
                                                       (OR LIFE OF CLASS)
   CLASS I RETURN(1)                         _____%           _____%           N/A
   S&P 500 Index                             _____%           _____%(3)        N/A
   Lehman Brothers U.S. Government/
      Credit Bond Index                      _____%           _____%(3)        N/A
   60% S&P 500/40% Lehman Index              _____%           _____%(3)        N/A
   CLASS S RETURN(1)                         _____%           _____%         _____%
   S&P 500 Index                             _____%           _____%         _____%
   Lehman Brothers U.S. Government/
      Credit Bond Index                      _____%           _____%         _____%
   60% S&P 500/40% Lehman Index              _____%           _____%         _____%




                  BEST QUARTER
   Quarter Ended
   ______                                     ____%

                  WORST QUARTER
   Quarter Ended
   ______                                     ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for Class I shares of the Portfolio, which commenced operations May 2, 2003. The bar chart figures shown for prior years provide performance for Class S shares. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different portfolio manager.

(3)  Index returns for Class I shares are for the period beginning May 1, 2003.


MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2004, the firm and its affiliates managed over $_____ billion in assets.


The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Portfolio Manager typically employs a "value" approach in selecting investments. The Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Portfolio Manager generally looks for companies with the following:

     -    an established operating history;

     - above-average dividend yield relative to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index");

     -    low price/earnings ratio relative to the S&P 500 Index;

     -    a sound balance sheet and other positive financial characteristics;
          and

     - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc., and Government Reserve Investment Funds, Inc., internally managed money market funds of T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                             SECURITIES LENDING RISK

                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]

      ING T. ROWE PRICE EQUITY INCOME PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995    18.93%
1996     8.77%
1997    17.44%
1998     8.26%
1999    (0.72%)
2000    12.93%
2001     1.36%
2002   (13.19%)
2003    25.16%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                             1 YEAR          5 YEARS        10 YEARS
                                                       (OR LIFE OF CLASS)
   CLASS I RETURN(1)                         _____%           _____%           N/A
   S&P 500 Index                             _____%           _____%           N/A
   CLASS S RETURN(1)                         _____%           _____%         _____%
   S&P 500 Index                             _____%           _____%         _____%



                  BEST QUARTER
   Quarter Ended
   ______                                     ____%

                  WORST QUARTER
   Quarter Ended
   ______                                     ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for Class I shares of the Portfolio, which commenced operations May 2, 2003. The bar chart figures shown for prior years provide performance for Class S shares. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to different portfolio managers.


MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2004, the firm and its affiliates managed over $_____ billion in assets.


The Portfolio is managed by an Investment Advisory Committee. Brian Rogers, as Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999. He joined T. Rowe Price in 1982.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING UBS U.S. BALANCED PORTFOLIO

PORTFOLIO MANAGER

UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Portfolio Manager may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Portfolio Manager uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Portfolio Manager may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Portfolio Manager generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Portfolio Manager's assessment of what a security is worth. The Portfolio Manager bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Portfolio Manager then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.


In selecting fixed-income securities, the Portfolio Manager uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Portfolio Manager considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. The fixed-income securities in which the Portfoio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated) securities or, if unrated, determined to be of comparable quality by the Portfolio Manager.

The Portfolio Manager's fixed-income strategy combines judgments about the absolute value of the fixed-income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed-income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Portfolio Manager manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.


The Portfolio Manager may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------




PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                    CALL RISK
                                   CREDIT RISK
                                DERIVATIVES RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

           ING UBS U.S. BALANCED PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2001     (6.52%)
2002    (14.77%)
2003     18.02%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of four indices: the Russell 3000(R) Index, the Lehman U.S. Aggregate Bond Index, the Merrill Lynch High Yield Cash Pay Index, and the 65% Russell 3000(R)/30% Lehman U.S. Aggregate Bond/5% Merrill Lynch High Yield Cash Pay Index. The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. Equity Market. The Lehman U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The inception date of the Merrill Lynch High Yield Cash Pay Index is October 31, 1984. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                     1 YEAR      10/02/00
                                                                (INCEPTION)
   Class S Return                                     ____%        ____%
   Russell 3000(R) Index                              ____%        ____%(3)
   Lehman U.S. Aggregate Bond Index                   ____%        ____%(3)
   Merrill Lynch High Yield Cash Pay Index            ____%        ____%(3)
   65% Russell 3000/30% Lehman U.S. Aggregate
      Bond/5% Merrill Lynch High Yield Cash
      Pay Index                                       ____%        ____%(3)



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2002. Performance prior to this date is attributable to a different portfolio manager.

(3)  Index returns are for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER


UBS is the Portfolio Manager. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2004, UBS had over $___ billion in assets under management.


UBS is an indirect wholly owned subsidiary of UBS AG, and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

Investment decisions for the Portfolio are made by an investment management team at UBS.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio may invest, to a limited extent, in foreign companies that are listed on U.S. exchanges or traded in U.S. markets. Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio Manager emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Portfolio Manager seeks those companies with the potential for strong free cash flow and compelling business strategies.

Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Portfolio generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. The Portfolio's portfolio management team focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Portfolio Manager continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

         ING VAN KAMPEN EQUITY GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003     23.65%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Russell 1000(R) Growth Index and Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Growth Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 1000(R) Growth Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                       1 YEAR      05/01/02
                                                  (INCEPTION)
   Class S Return                      ____%         ____%
   Russell 1000(R) Growth Index        ____%         ____%
   S&P 500 Index                       ____%         ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) Class I shares commenced operations May 6, 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $____ billion.

The Portfolio's assets are managed within Van Kampen's U.S. Growth Team. Current members of the team include Dennis Lynch, Managing Director; David Cohen, Managing Director; and Sam Chainani, Executive Director.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Portfolio Manager emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from at least three different countries, which may include the United States.

The Portfolio Manager seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Portfolio Manager's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Portfolio Manager relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Portfolio Manager believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

        ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO ANNUAL TOTAL RETURN(1)

2003      26.24%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Morgan Stanley Capital International World Index ("MSCI World Index"). The MSCI World Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the MSCI World Index.


                         AVERAGE ANNUAL TOTAL RETURN(1)



                                      1 YEAR        05/01/02
                                                   (INCEPTION)
   Class S Return                      ____%          ____%
   MSCI World Index                    ____%          ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $____ billion.

The Portfolio is managed by the Global Franchise team. Hassan Elmasry, Managing Director, Paras Dodhia, Vice President, and Ewa Borowska, Executive Director, are current members of the team.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Portfolio Manager seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc. ("Moody's"). A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Portfolio Manager may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's DESCRIPTION OF THE PORTFOLIOS (CONTINUED)performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.

[CHART]

     ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995     31.06%
1996     20.65%
1997     29.82%
1998     14.13%
1999     15.88%
2000     (2.11%)
2001    (11.95%)
2002    (14.75%)
2003     27.87%
2004

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell 1000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000(R) Index. It is not possible to invest directly in the indices.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                      1 YEAR     5 YEARS    10 YEARS
   Class S Return                      ____%      ____%       ____%
   S&P 500 Index                       ____%      ____%       ____%
   Russell 1000(R) Index               ____%      ____%       ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) Class I shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different portfolio manager.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $____ billion.

The Portfolio is managed by Van Kampen's Equity Income team. Current members of the team include James A. Gilligan, Managing Director; Thomas Bastain, Vice President; Sergio Marcheli, Vice President; James O. Roeder, Executive Director; and Vincent Vizachero, Vice President.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ"). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio Manager selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

     - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

     - financial institutions which issue or service mortgages, not to exceed 25% of total assets;

     - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

     - high yield debt securities and convertible bonds, not to exceed 20% of total assets;

     -    mortgage- and asset-backed securities; and

     -    covered options on securities and stock indexes.


The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                                  MORTGAGE RISK

                                    REIT RISK
                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's Class S shares' past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

        ING VAN KAMPEN REAL ESTATE PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995     16.59%
1996     35.30%
1997     22.79%
1998    (13.45%)
1999     (3.81%)
2000     30.99%
2001      8.14%
2002      0.20%
2003     37.73%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. It is not possible to invest directly in the Wilshire Real Estate Securities Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                      1 YEAR        5 YEARS        10 YEARS
                                               (OR LIFE OF CLASS)
   CLASS I RETURN(1)                   ____%          ____%            N/A
   Wilshire Real Estate
      Securities Index                 ____%          ____%            N/A
   CLASS S RETURN(1)                   ____%          ____%           ____%
   Wilshire Real Estate
      Securities Index                 ____%          ____%           ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for Class I shares of the Portfolio, which commenced operations May 19, 2003. The bar chart figures shown for prior years provide performance for Class S shares. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) On December 17, 2001, Van Kampen became the Portfolio Manager of the Portfolio. Performance prior to December 17, 2001 is attributable to different portfolio managers.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $____ billion.

The Portfolio is managed by Van Kampen's Real Estate team led by Thoedore, R. Bigman, Managing Director.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2004, or for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS I SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                   (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                              DISTRIBUTION               TOTAL         WAIVERS      TOTAL NET
                                                  MANAGEMENT     (12b-1)     OTHER     OPERATING    REIMBURSEMENTS  OPERATING
                                                     FEE           FEE      EXPENSES    EXPENSES   AND RECOUPMENTS  EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio                     ___%         0.00%       ___%(2)     ___%(4)        ___%          ___%
ING Alliance Mid Cap Growth Portfolio                ___%         0.00%       ___%(2)     ___%(4)        ___%          ___%
ING Capital Guardian Managed Global Portfolio        ___%         0.00%       ___%(2)     ___%(4)        ___%          ___%
ING Capital Guardian Small/Mid Cap Portfolio         ___%(1)      0.00%       ___%(2)     ___%(4)        ___%          ___%
ING Capital Guardian U.S. Equities Portfolio         ___%         0.00%       ___%(2)     ___%(4)        ___%          ___%
ING FMR(SM) Diversified Mid Cap Portfolio            ___%         0.00%       ___%(2)     ___%           ___%          ___%
ING FMR(SM) Earnings Growth Portfolio                ___%         0.00%       ___%(3)     ___%           ___%(5)       ___%
ING Goldman Sachs Tollkeeper(SM) Portfolio           ___%         0.00%       ___%(2)     ___%           ___%(5)       ___%
ING Hard Assets Portfolio                            ___%         0.00%       ___%(2)     ___%           ___%          ___%
ING Jennison Equity Opportunities Portfolio          ___%         0.00%       ___%(2)     ___%(4)        ___%          ___%
ING Mercury Focus Value Portfolio                    ___%         0.00%       ___%(2)     ___%           ___%          ___%
ING Mercury Large Cap Growth Portfolio               ___%         0.00%       ___%(2)     ___%           ___%          ___%
ING Salomon Brothers All Cap Portfolio               ___%         0.00%       ___%(2)     ___%(4)        ___%          ___%
ING Salomon Brothers Investors Portfolio             ___%         0.00%       ___%(2)     ___%           ___%          ___%
ING T. Rowe Price Capital Appreciation Portfolio     ___%         0.00%       ___%(2)     ___%(4)        ___%          ___%
ING T. Rowe Price Equity Income Portfolio            ___%         0.00%       ___%(2)     ___%(4)        ___%          ___%
ING UBS U.S. Balanced Portfolio                      ___%         0.00%       ___%(2)     ___%           ___%          ___%
ING Van Kampen Equity Growth Portfolio               ___%         0.00%       ___%(2)     ___%           ___%          ___%
ING Van Kampen Global Franchise Portfolio            ___%         0.00%       ___%(2)     ___%           ___%          ___%
ING Van Kampen Growth and Income Portfolio           ___%         0.00%       ___%(2)     ___%(4)        ___%          ___%
ING Van Kampen Real Estate Portfolio                 ___%         0.00%       ___%(2)     ___%           ___%          ___%



(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised.

(2) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.


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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


(3) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING FMR(SM) Earnings Growth Portfolio. "Other Expenses" for ING FMR(SM) Earnings Growth Portfolio are estimated because it did not have a full year of performance as of December 31, 2004.

(4) A portion of the brokerage commissions that the ING AIM Mid Cap Growth, ING Alliance Mid Cap Growth, ING Capital Guardian U.S. Equities, ING Capital Guardian Managed Global, ING Capital Guardian Small/Mid Cap, ING Jennison Equity Opportunities, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2004 would have been ____%, ____%, ____%, ____%, ____%, ____%, ____%, ____%, ____%, and ____%,
     respectively. This arrangement may be discontinued at any time.

(5) Directed Services, Inc. ("DSI"), the manager, has entered into a written expense limitation agreement with respect to ING FMR(SM) Earnings Growth and ING Goldman Sachs Tollkeeper(SM) Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupment." The expense limitation agreement will continue through at least May 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Class I shares of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                 1 YEAR    3 YEARS    5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio                                                  $___      $___       $___       $___
ING Alliance Mid Cap Growth Portfolio                                             $___      $___       $___       $___
ING Capital Guardian Large Cap Value Portfolio                                    $___      $___       $___       $___
ING Capital Guardian Managed Global Portfolio                                     $___      $___       $___       $___
ING Capital Guardian Small/Mid Cap Portfolio                                      $___      $___       $___       $___
ING FMR(SM) Diversified Mid Cap Portfolio                                         $___      $___       $___       $___
ING FMR(SM) Earnings Growth Portfolio(1)                                          $___      $___       $___       $___
ING Goldman Sachs Tollkeeper(SM) Portfolio(1)                                     $___      $___       $___       $___
ING Hard Assets Portfolio                                                         $___      $___       $___       $___
ING Jennison Equity Opportunities Portfolio                                       $___      $___       $___       $___
ING Mercury Focus Value Portfolio                                                 $___      $___       $___       $___
ING Mercury Large Cap Growth Portfolio                                            $___      $___       $___       $___
ING Salomon Brothers All Cap Portfolio                                            $___      $___       $___       $___
ING Salomon Brothers Investors Portfolio                                          $___      $___       $___       $___
ING T. Rowe Price Capital Appreciation Portfolio                                  $___      $___       $___       $___
ING T. Rowe Price Equity Income Portfolio                                         $___      $___       $___       $___
ING UBS U.S. Balanced Portfolio                                                   $___      $___       $___       $___
ING Van Kampen Equity Growth Portfolio                                            $___      $___       $___       $___
ING Van Kampen Global Franchise Portfolio                                         $___      $___       $___       $___
ING Van Kampen Growth and Income Portfolio                                        $___      $___       $___       $___
ING Van Kampen Real Estate Portfolio                                              $___      $___       $___       $___



(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.


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                           SUMMARY OF PRINCIPAL RISKS
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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT
PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPALS RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a portfolio's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

ALLOCATION RISK. A portfolio will allocate its investments between equity and fixed-income securities, and among various segments of the fixed-income markets, based upon judgments made by a portfolio manager. A portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.


BORROWING AND LEVERAGE RISK. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a portfolio's shares and in the portfolio's return. Borrowing will cost the portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's asset.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain a Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------


Portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social, and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security.

GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (GNMA). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by industry.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.


INVESTMENTS BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Portfolio Manager to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A portfolio manager will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no assurance that these will achieve a Portfolio's objective, and a portfolio manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with SUMMARY OF PRINCIPAL RISKS (CONTINUED)investors. For example, if valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a portfolio's fixed-income investments will affect the volatility of the portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a portfolio might be unable to sell the security at a time when the Portfolio Manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a portfolio than it would on a Portfolio that has securities representing a broader range of investments.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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SECURITIES LENDING RISK. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.


SHORT SALES RISK. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.


SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and SUMMARY OF PRINCIPAL RISKS (CONTINUED)the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. The Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.


UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A portfolio manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

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PERCENTAGE AND RATING LIMITATIONS


Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.


A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under a portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under a portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS


A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, a Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Goldman Sachs Tollkeeper Portfolio may invest, for temporary defensive purposes, more significantly in U.S. government securities, repurchase agreements collateralized by by U.S. government securities, CD's, bankers' acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a maturity of less than one year. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional Information. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSI has been contracted to provides administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. For these Portfolios, DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the


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Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING FMR(SM) Earnings Growth Portfolio), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth Portfolio. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth Portfolio directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class, Institutional Class ("Class I"), Service Class, and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus. Class I shares are not subject to any sales loads, servicing fees or Rule 12b-1 distribution fees.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the


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Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediary will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio does not accurately value securities, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolio's polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC


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for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash. The Custodian is also responsible for safekeeping the Trust's assets and for portfolio accounting services for the Portfolios.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as an independent registered public accounting firm to the Portfolios.


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                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE ADVISER


DSI, a New York corporation, is the adviser to the Trust. As of December 31, 2004, DSI managed over $__ billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and with the NASD as a broker-dealer. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, the Adviser delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing Portfolio Manager with a non-affiliated Portfolio Manager for the Portfolios, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' Statement of Additional Information.


DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE

The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more portfolios).

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:


                                                              FEE PAID TO DSI DURING 2004
                                                            (AS A PERCENTAGE OF AVERAGE NET
     PORTFOLIO                                                       ASSETS)(1)
     -------------------------------------------------------------------------------------
     ING AIM Mid Cap Growth Portfolio                                     [ ]%
     ING Alliance Mid Cap Growth Portfolio                                [ ]%
     ING Capital Guardian Managed Global Portfolio                        [ ]%
     ING Capital Guardian Small/Mid Cap Portfolio                         [ ]%
     ING Capital Guardian U.S. Equities Portfolio                         [ ]%
     ING FMR(SM) Diversified Mid Cap Portfolio                            [ ]%
     ING Goldman Sachs Tollkeeper(SM) Portfolio                           [ ]%
     ING Hard Assets Portfolio                                            [ ]%
     ING Jennison Equity Opportunities Portfolio                          [ ]%
     ING Mercury Focus Value Portfolio                                    [ ]%
     ING Mercury Large Cap Growth Portfolio                               [ ]%
     ING Salomon Brothers All Cap Portfolio                               [ ]%
     ING Salomon Brothers Investors Portfolio                             [ ]%
     ING T. Rowe Price Capital Appreciation Portfolio                     [ ]%
     ING T. Rowe Price Equity Income Portfolio                            [ ]%
     ING UBS U.S. Balanced Portfolio                                      [ ]%
     ING Van Kampen Equity Growth Portfolio                               [ ]%
     ING Van Kampen Global Franchise Portfolio                            [ ]%
     ING Van Kampen Growth and Income Portfolio                           [ ]%
     ING Van Kampen Real Estate Portfolio                                 [ ]%



(1) DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.


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                                 NET ASSET VALUE
--------------------------------------------------------------------------------


The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.


When market quotations are not readily available or are deemed unreliable, the Portfolio may use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;


     -    Securities of an issuer that has entered into a restructuring;


     -    Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

     -    Securities that are registered as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.


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                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.


The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

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                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request.

Because the Class I shares of each Portfolio, except ING Hard Assets, ING Mercury Focus Value, ING Salomon Brothers Investors, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income, ING Van Kampen Equity Growth, and ING Van Kampen Real Estate Portfolios, had not commenced operations as of December 31, 2004 (the Portfolios' fiscal year end), audited financial highlights are not available.


ING HARD ASSETS PORTFOLIO*


                                                                                             CLASS I
                                                                                  ----------------------------
                                                                                   YEAR ENDED     PERIOD ENDED
                                                                                  DECEMBER 31,    DECEMBER 31,
                                                                                      2004           2003(A)
--------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                             $                  10.90
 Income (loss) from investment operations:
 Net investment income                                                            $                   0.05
 Net realized and unrealized gain (loss) on investments and foreign currencies    $                   4.00
 Total from investment operations                                                 $                   4.05
 Less distributions:
 Dividends from net investment income                                             $                  (0.05)
 Total distributions                                                              $                  (0.05)
 Net asset value, end of period                                                   $                  14.90
 TOTAL RETURN++                                                                   %                  37.19
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                             $                    211
 Ratio of operating expenses to average net assets+                               %                   0.69
 Ratio of net investment income to average net assets+                            %                   2.33
 Portfolio turnover rate                                                          %                    117


* Since March 1, 1999, Baring International Investment Limited has served as Portfolio Manager for the ING Hard Assets Portfolio. Prior to that date, a different firm served as Portfolio Manager.
(A)  Class I commenced operations on July 2, 2003.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.


ING MERCURY FOCUS VALUE PORTFOLIO



                                                                                    CLASS I
                                                                                  ------------
                                                                                  PERIOD ENDED
                                                                                  DECEMBER 31,
                                                                                     2004(1)
----------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                              $    ______

 Income (loss) from investment operations:
 Net investment income (loss)                                                      $    ______
 Net realized and unrealized gain on investments                                   $    ______
 Total from investment operations                                                  $    ______
 Less distributions:
 Dividends from net investment income                                              $        --
 Distributions from capital gains                                                  $        --
 Total distributions                                                               $        --
 Net asset value, end of period                                                    $    ______
 TOTAL RETURN(3)                                                                   %    ______
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                 $    ______
 Ratio of operating expenses to average net assets(4)                              %    ______
 Ratio of net investment income (loss) to average net assets(4)                    %    ______
 Portfolio turnover rate                                                           %    ______

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING SALOMON BROTHERS INVESTORS PORTFOLIO


                                                                                             CLASS I
                                                                                  ----------------------------
                                                                                   YEAR ENDED     PERIOD ENDED
                                                                                  DECEMBER 31,    DECEMBER 31,
                                                                                      2004           2003(A)
--------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                             $                   9.17
 Income (loss) from investment operations:
 Net investment income                                                            $                   0.04
 Net realized and unrealized gain (loss) on investments                           $                   1.32
 Total from investment operations                                                 $                   1.36
 Less Distributions:
 Dividends from net investment income                                             $                  (0.02)
 Total distributions                                                              $                  (0.02)
 Net asset value, end of period                                                   $                  10.51
 TOTAL RETURN++                                                                   %                  14.89
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                             $                    250
 Ratio of operating expenses to average net assets+                               %                   0.75
 Ratio of net investment income/(loss) to average net assets+                     %                   1.44
 Portfolio turnover rate                                                          %                     40


(A)  Class I commenced operations on June 24, 2003.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


                                                                                             CLASS I
                                                                                  ----------------------------
                                                                                   YEAR ENDED     PERIOD ENDED
                                                                                  DECEMBER 31,    DECEMBER 31,
                                                                                      2004           2003(A)
--------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                             $                  17.61
 Income from investment operations:
 Net investment income                                                            $                   0.20
 Net realized and unrealized gain on investments and foreign currencies           $                   3.65
 Total from investment operations                                                 $                   3.85
 Less distributions:
 Dividends from net investment income                                             $                  (0.09)
 Distributions from capital gains                                                 $                  (0.02)
 Total distributions                                                              $                  (0.11)
 Net asset value, end of period                                                   $                  21.35
 TOTAL RETURN++                                                                   %                  21.92
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                             $                 34,659
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                            %                   0.68
 Before brokerage commission recapture+                                           %                   0.69
 Ratio of net investment income to average net assets+                            %                   2.00
 Portfolio turnover rate                                                          %                     12


(A)  Class I commenced operations on May 2, 2003.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO*


                                                                                             CLASS I
                                                                                  ----------------------------
                                                                                   YEAR ENDED     PERIOD ENDED
                                                                                  DECEMBER 31,    DECEMBER 31,
                                                                                      2004           2003(A)
--------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                             $                   9.91
 Income (loss) from investment operations:
 Net investment income                                                            $                   0.08
 Net realized and unrealized gain (loss) on investments                           $                   2.19
 Total from investment operations                                                 $                   2.27
 Less distributions:
 Dividends from net investment income                                             $                  (0.04)
 Distributions from capital gains                                                 $                  (0.01)
 Total distributions                                                              $                  (0.05)
 Net asset value, end of period                                                   $                  12.13
 TOTAL RETURN++                                                                   %                  22.99
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                             $                  2,762
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                            %                   0.68
 Before brokerage commission recapture+                                           %                   0.69
 Ratio of net investment income to average net assets+                            %                   1.99
 Portfolio turnover rate                                                          %                     12


* Since May 1, 1999, T. Rowe Price Associates, Inc. has served as the Portfolio Manager of the ING T. Rowe Price Equity Income Portfolio. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from the Multiple Allocation Series to the T. Rowe Price Equity Income Portfolio.
(A)  Class I commenced operations on May 2, 2003.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


                                                                                    CLASS I
                                                                                  ------------
                                                                                  PERIOD ENDED
                                                                                  DECEMBER 31,
                                                                                     2004(1)
----------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                              $    ______
 Income (loss) from investment operations:
 Net investment income (loss)                                                      $    ______
 Net realized and unrealized gain (loss) on investments                            $    ______
 Total from investment operations                                                  $    ______
 Less distributions:
 Distributions from capital gains                                                  $        --
 Total distributions                                                               $        --
 Net asset value, end of period                                                    $    ______
 TOTAL RETURN(3)                                                                   %    ______
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                 $    ______
 Ratio of operating expenses to average net assets(4)                              %    ______
 Ratio of net investment income (loss) to average net assets(4)                    %    ______
 Portfolio turnover rate                                                           %    ______

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO


                                                                                             CLASS I
                                                                                  ----------------------------
                                                                                   YEAR ENDED     PERIOD ENDED
                                                                                  DECEMBER 31,    DECEMBER 31,
                                                                                      2004           2003(A)
--------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                             $                  16.59
 Income (loss) from investment operations:
 Net investment income                                                            $                   0.25
 Net realized and unrealized gain (loss) on investments                           $                   3.81
 Total from investment operations                                                 $                   4.06
 Less distributions:
 Dividends from net investment income                                             $                  (0.05)
 Distributions from capital gains                                                 $                  (0.12)
 Total distributions                                                              $                  (0.17)
 Net asset value, end of period                                                   $                  20.48
 TOTAL RETURN++                                                                   %                  24.51
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                             $                    534
 Ratio of operating expenses to average net assets+                               %                   0.68
 Ratio of net investment income to average net assets+                            %                   5.25
 Portfolio turnover rate                                                          %                     12


(A)  Class I commenced operations on May 19, 2003.
+    Annualized for periods of less than one year.
++   Total return for periods less than one year are not annualized.

                      (This page intentionally left blank.)

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2005, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the Auditor's Report.


To obtain a free copy of these documents or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800) 366-0066.


Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST TRUSTEES


John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny


Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam


John G. Turner


Roger B. Vincent

Richard A. Wedemeyer

[ING LOGO]


05/01/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2005
ADVISER CLASS (FORMERLY, RETIREMENT CLASS)


BALANCED FUNDS
  ING MFS TOTAL RETURN PORTFOLIO

BOND FUNDS
  ING LIMITED MATURITY BOND PORTFOLIO
  ING PIMCO CORE BOND PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS
  ING INTERNATIONAL PORTFOLIO

  ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
    (FORMERLY, ING DEVELOPING WORLD PORTFOLIO)
  ING JULIUS BAER FOREIGN PORTFOLIO
  ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

STOCK FUNDS
  ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO

  ING EVERGREEN HEALTH SCIENCES PORTFOLIO
  ING EVERGREEN OMEGA PORTFOLIO
  ING JANUS CONTRARIAN PORTFOLIO
   (FORMERLY, ING JANUS SPECIAL EQUITY PORTFOLIO)

  ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

  ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

  ING LEGG MASON VALUE PORTFOLIO
  ING MARSICO GROWTH PORTFOLIO
  ING MFS MID CAP GROWTH PORTFOLIO

  ING MFS UTILITIES PORTFOLIO
  ING OPPENHEIMER MAIN STREET PORTFOLIO(R)
    (FORMERLY, ING MFS RESEARCH PORTFOLIO)
  ING PIONEER FUND PORTFOLIO
  ING PIONEER MID CAP VALUE PORTFOLIO

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS


[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS


                                                                            PAGE
INTRODUCTION
   ING Investors Trust                                                         2
   Investment Adviser                                                          2
   Portfolios and Portfolio Managers                                           2
   Classes of Shares                                                           2
   Investing through your Qualified Plan                                       2
   Why Reading this Prospectus is Important                                    2
DESCRIPTION OF THE PORTFOLIOS
   ING Eagle Asset Capital Appreciation Portfolio                              3
   ING Evergreen Health Sciences Portfolio                                     6
   ING Evergreen Omega Portfolio                                               8
   ING International Portfolio                                                 9
   ING Janus Contrarian Portfolio                                             12
   ING JPMorgan Small Cap Equity Portfolio                                    19
   ING JPMorgan Value Opportunities Portfolio                                 22
   ING Julius Baer Foreign Portfolio                                          24
   ING Legg Mason Value Portfolio                                             27
   ING Limited Maturity Bond Portfolio                                        30
   ING Marsico Growth Portfolio                                               34
   ING Marsico International Opportunities Portfolio                          37
   ING MFS Mid Cap Growth Portfolio                                           39
   ING MFS Total Return Portfolio                                             42
   ING MFS Utilities Portfolio                                                46
   ING Oppenheimer Main Street Portfolio(R)                                   48
   ING PIMCO Core Bond Portfolio                                              51
   ING Pioneer Fund Portfolio                                                 54
   ING Pioneer Mid Cap Value Portfolio                                        56
PORTFOLIO FEES AND EXPENSES                                                   58
SUMMARY OF PRINCIPAL RISKS                                                    60
MORE INFORMATION
   Percentage and Rating Limitation                                           66
   A Word about Portfolio Diversity                                           66
   Additional Information about the Portfolios                                66
   Non-Fundamental Investment Policies                                        66
   Temporary Defensive Positions                                              66
   Administrative Services                                                    66
   Portfolio Distribution                                                     67
   Shareholder Services and Distribution Plan                                 67
   Services by Financial Firms                                                67
   Classes of Shares                                                          67
   Interests of the Holders of Variable Insurance Contracts and Policies
     and Qualified Retirement Plans                                           68
   Frequent Trading - Market Timing                                           68
   Portfolio Holdings Disclosure Policy                                       69
   Reports to Shareholders                                                    69
   Custodian                                                                  69
   Legal Counsel                                                              69
   Independent Registered Public Accounting Firm                              69
OVERALL MANAGEMENT OF THE TRUST
   The Adviser                                                                69
   Management Fee                                                             69
NET ASSET VALUE                                                               70
TAXES AND DISTRIBUTIONS                                                       70
FINANCIAL HIGHLIGHTS                                                          72
TO OBTAIN MORE INFORMATION                                                  Back
ING INVESTORS TRUST TRUSTEES                                                Back



   AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").


INVESTMENT ADVISER

Directed Services, Inc. ("DSI" or "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." DSI is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries and more than 100,000 employees.


PORTFOLIOS AND PORTFOLIO MANAGERS

ING Eagle Asset Capital Appreciation Portfolio - Eagle Asset Management, Inc.

ING Evergreen Health Sciences Portfolio - Evergreen Investment Management Company, LLC
ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC
ING International Portfolio - ING Investment Management Co.
ING Janus Contrarian Portfolio - Janus Capital Management LLC
ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Equity Portfolio - J.P. Morgan Investment Management Inc. ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management Inc.
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Value Portfolio - Legg Mason Funds Management, Inc.

ING Limited Maturity Bond Portfolio - ING Investment Management Co.

ING Marsico Growth Portfolio - Marsico Capital Management, LLC

ING Marsico International Opportunities Portfolio - Marsico Capital Management, LLC

ING MFS Mid Cap Growth Portfolio - Massachusetts Financial Services Company

ING MFS Total Return Portfolio - Massachusetts Financial Services Company ING MFS Utilities Portfolio - Massachusetts Financial Services Company ING Oppenheimer Main Street Portfolio(R) - OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC

ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

CLASSES OF SHARES

Pursuant to a multiple class plan (the "Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Adviser Class ("ADV Class") shares of the Trust. For more information about share classes, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR QUALIFIED PLAN

ADV Class shares of the Portfolios are continuously offered through variable annuity separate accounts available to qualified pension and retirement plans ("Qualified Plans") and Qualified Plans offered outside of separate accounts and annuity contracts. Qualified Plans include Individual Retirement Accounts ("IRAs") and plans that meet the definition of retirement plans under Sections 401(k), 403(b), 408 and 457 of the Internal Revenue Code of 1986, as amended ("Code"). In addition, ADV Class shares are offered to the investment adviser to the Portfolios and the adviser's affiliates. Class S shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements. Purchases and redemptions of shares may be made only by separate accounts of insurance companies or by eligible Qualified Plans. Certain Portfolios may not be available as investment options in your plan. Please refer to the prospectus, prospectus summary, disclosure statement, or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Qualified Plans may charge plan participants for certain expenses that are in addition to the expenses of the Portfolios. These expenses could reduce the investment return in ADV Class shares of the Portfolios.


Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, strategy and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


PORTFOLIO MANAGER


Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation. Dividend income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include common stocks, securities convertible into common stocks, options on equities and rights and warrants.

Eagle Asset picks stocks from the 500 largest names in the Russell 1000(R) Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses without competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The portfolio management team ("team") then develops an earnings model for each company in the resulting universe with each Co-Portfolio Manager on the team responsible for stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return, given the level of risk.


The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

    ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO - ANNUAL TOTAL RETURN(1)

1995      34.76
1996      10.25
1997      26.85
1998       1.19
1999       0.17
2000       8.38
2001      (4.77)
2002     (17.34)
2003      24.84
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell 1000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                    1 YEAR      5 YEARS    10 YEARS
Class S Return(1)                    ____%       ____%        ____%
S&P 500 Index                        ____%       ____%        ____%
Russell 1000(R) Index                ____%       ____%        ____%


                                  BEST QUARTER


Quarter Ended
______                              ____%


                                  WORST QUARTER


Quarter Ended
______                              ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

MORE ON THE PORTFOLIO MANAGER

Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2004, Eagle Asset had over $____ billion in client assets under management. The principal address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.

The following four Co-Portfolio Managers are responsible for the day-to-day investment decisions of the Portfolio:


NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
Richard Skeppstrom        Mr. Skeppstrom is a Managing Director and joined Eagle
                          Asset in April 2001 after serving as Senior Portfolio
                          Manager for Evergreen Investment Management's large
                          cap core program for six years.

John Jordan II            Mr. Jordan joined Eagle Asset in April 2001 after
                          serving as Co-Portfolio Manager of Evergreen
                          Investment Management's large cap core program for
                          two years.

Craig Dauer               Mr. Dauer joined Eagle Asset in April 2001 after
                          serving as Co-Portfolio Manager of Evergreen
                          Investment Management's large cap core program for two
                          years.

Robert Marshall           Mr. Marshall joined Eagle Asset in September 2002
                          after serving as Director/Senior Vice President of
                          equity research at Wachovia Securities for seven
                          years.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING EVERGREEN HEALTH SCIENCES PORTFOLIO

PORTFOLIO MANAGER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth

PRINCIPAL INVESTMENT STRATEGY

The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce or distribute products or services related to the healthcare or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from products and services in healthcare. These include, but are not limited to pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Portfolio Manager looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Portfolio Manager's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100 Index tracking stock. Such practices are used to hedge to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK
                             HEALTHCARE SECTOR RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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Please see "Summary of Principal Risks" following the "Description of the
Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's ADV Class shares did not have a complete year of operations as of the December 2004, annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

EIMC is the Portfolio Manager for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $___ billion in assets for the Evergreen funds as of December 31, 2004. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The Portfolio is managed by a team of portfolio management professionals from EIMC's International Equity team. The following person at EIMC is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
Liu-Er Chen, CFA          Mr. Chen has been a Vice President and Portfolio
                          Manager since joining EIMC in December 1995. Prior to
                          that, he spent three years in U.S. and Germany
                          pharmaceutical companies in their strategic planning
                          area.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO

PORTFOLIO MANAGER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Portfolio Manager employs a growth style of equity management. "Growth" stocks are stocks of companies which the Portfolio Manager believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's ADV Class shares did not have a complete year of operations as of the December 2004, annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

EIMC is the Portfolio Manager for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $___ billion in assets for the Evergreen funds as of December 31, 2004. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The Portfolio is managed by a team of portfolio management professionals from
EIMC's Large Cap Core Growth team. The following person at EIMC is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Maureen E. Cullinane, CFA     Ms. Cullinane is a Managing Director and Senior
                              Portfolio Manager of EIMC. Ms. Cullinane joined
                              Evergreen in 1974 as a financial analyst and was
                              responsible for equity investments in a wide
                              variety of industries and securities.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING INTERNATIONAL PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid-and small-sized companies. The Portfolio generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Portfolio Manager believes they present attractive investment opportunities. The Portfolio may invest in government and corporate debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Portfolio Manager primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK
                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK

                               SMALL COMPANY RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

              ING INTERNATION PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2002    (16.44)
2003     28.71
2004

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of the ADV Class shares, to that of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the MSCI EAFE Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                    1 YEAR       12/17/01
                                                (INCEPTION)
Class S Return(1)                   ____%          ____%
MSCI EAFE Index                     ____%          ____%(3)


                                  BEST QUARTER


Quarter Ended
______                              ____%


                                  WORST QUARTER


Quarter Ended
______                              ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations December 17, 2001, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) ING Investment Management Co. has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, ING Investments, LLC managed the Portfolio.

(3)  Index return is for the period beginning January 1, 2002.


MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investments, LLC served as the Portfolio Manager to the Portfolio. Since September 2, 2003, ING IM, a Connecticut corporation, formerly Aeltus Investment Management, Inc., serves as the Portfolio Manager to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2004, ING IM managed over $___ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following persons at ING IM are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Richard T. Saler              Senior Vice President and Director of
                              International Equity Investment Strategy of ING
                              IM. From 1986 until July 2000, Mr. Saler was
                              Senior Vice President and Director of
                              International Equity Strategy at Lexington
                              Management Corporation ("Lexington"), which was
                              acquired by ING Investments, LLC's parent company
                              in July 2000.

Phillip A. Schwartz           Senior Vice President and Director of
                              International Equity Strategy of ING IM. Prior to
                              joining ING's asset management in July 2000,
                              Mr. Schwartz was Senior Vice President and
                              Director of International Equity Investment
                              Strategy at Lexington, which was acquired by ING
                              Investments, LLC's parent company in July 2000.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING JANUS CONTRARIAN PORTFOLIO

PORTFOLIO MANAGER


Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Portfolio Manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Portfolio Manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.


The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Portfolio Manager chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment style of the Portfolio Manger. Changes are made in the portfolio of securities in which the Portfolio invests whenever the Portfolio Manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                                   SECTOR RISK
                               SMALL COMPANY RISK
                             SPECIAL SITUATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

             ING JANUS CONTRARIAN PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001    (5.35)
2002    (26.22)
2003     49.86
2004

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                   1 YEAR        10/02/00
                                                (INCEPTION)
Class S Return(1)                   ____%         ____%
S&P 500 Index                       ____%         ____%(2)


                                  BEST QUARTER


Quarter Ended
______                              ____%


                                  WORST QUARTER


Quarter Ended
______                              ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations October 2, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Index return is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER


Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. As of December 31, 2004, Janus Capital managed over $____ billion in assets. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.


Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses.

The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
David C. Decker               Vice President and portfolio manager of the
                              Portfolio since its inception.

                              Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker holds a Master's of Business Administration degree in Finance from the Fuqua School of Business at Duke
                              University and a Bachelor of Arts degree in Economics and Political Science from Tufts
                              University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO MANAGER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of the issuers in emerging markets countries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index ("MSCI Emerging Markets Index"). The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds).

The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

In managing the Portfolio, the manager seeks to add value primarily through stock selection decisions. Thus, decisions about country weightings are secondary to those about the individual stocks, that make up the Portfolio. The portfolio manager is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the Portfolio Manager's stock ranking system.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              HIGH YIELD BOND RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MORTGAGE RISK
                         OTHER INVESTMENT COMPANIES RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

   ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999     61.13
2000    (34.02)
2001     (5.58)
2002    (11.03)
2003     46.12
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is an unmanaged index that is comprised of equity securities in emerging markets. It is not possible to invest directly in the MSCI Emerging Markets Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                   1 YEAR       5 YEARS       02/18/98
                                                             (INCEPTION)
Class S Return(1)                   ____%        ____%          ____%
MSCI Emerging Markets
Index                               ____%        ____%          ____%(3)


                                  BEST QUARTER


Quarter Ended
______                              ____%


                                  WORST QUARTER


Quarter Ended
______                              ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations February 18, 1998, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 2, 2005. ING Investment Management Advisors B.V. managed the Portfolio from March 1, 2004 through May 1, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2003. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(3)  Index return is for the period beginning March 1, 1998.

MORE ON THE PORTFOLIO MANAGER

JPMorgan serves as the Portfolio Manager to the Portfolio and is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.

The Portfolio is managed by a team of portfolio management professionals led by Austin Forey, Managing Director, who has been at JPMorgan (or one of its affiliates) since 1988 and Richard Schmidt, Vice President, who has been at JPMorgan (or one of its affiliates) since 1991.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

PORTFOLIO MANAGER


J.P. Morgan Investment Management Inc. ("JPMorgan")


INVESTMENT OBJECTIVE

Capital growth over the long term.

PRINCIPAL INVESTMENT STRATEGY


Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-cap companies are companies with market capitalization equal to those within a universe of Russell 2000(R) Index stocks. Market capitalization is the total market value of a company's shares.

The Portfolio focuses on companies that appear attractive relative to other companies in the same economic sector based on both a number of quantitative factors including valuation and improving fundamentals as well as the fundamental stock and industry insights of the sector specific research and portfolio management teams.

The Portfolio Manager then uses a disciplined, systematic portfolio construction process to overweight the stocks that are the most attractive and underweight those stocks that it believes are the least attractive while trying to minimize uncompensated risks relative to the benchmark.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the interested results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK

                                  MORTGAGE RISK

                                    REIT RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of the ADV Class shares, from year-to-year.


[CHART]

       ING JPMORGAN SMALL CAP EQUITY PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2003     33.75
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Russell 2000(R) Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 600 SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks, representing all major industries in the small-capitalization of the U.S. stock market. The Russell 2000(R) Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 2000(R) Index is a more appropriate index than the S&P SmallCap 600 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                    1 YEAR       05/01/02
                                                (INCEPTION)
Class S Return(1)                    ____%         ____%
Russell 2000(R) Index                ____%         ____%
S&P SmallCap 600 Index               ____%         ____%


                                  BEST QUARTER


Quarter Ended
______                              ____%


                                  WORST QUARTER


Quarter Ended
______                              ____%



(1) ADV Class shares commenced operations August 12, 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and the performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.


MORE ON THE PORTFOLIO MANAGER


JPMorgan has managed the Portfolio since its inception and is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.

The following persons at JPMorgan are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Christopher T.           Blum Mr. Blum, Vice President, is a portfolio manager
                         in the U.S. Small Cap Equity Group. An employee since
                         1996, he rejoined JPMorgan in 2001 and is currently
                         responsible for managing structured small-cap core and
                         small-cap value accounts. Prior to 2001, Mr. Blum
                         spent two years as a research analyst responsible for
                         the valuation and acquisition of private equity assets
                         at Pomona Capital.

Dennis S. Ruhl           Mr. Ruhl, Vice President, is a portfolio manager in
                         the U.S. Small Cap Equity Group. An employee of
                         JPMorgan since 1999, his current responsibilities
                         include managing structured small cap core and value
                         accounts.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies, while those above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Portfolio Manager builds a portfolio that they believe have characteristics of undervalued securities.

Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies, including shares of affiliated money market funds.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                                  MORTGAGE RISK
                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

JPMorgan is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Bradford L. Frishberg    Mr. Frishberg, Managing Director, founded and leads
                         JPMorgan's large cap Active Value strategies in the
                         U.S. Equity group. An employee since 1996, he was
                         previously a portfolio manager in JPMorgan's London
                         office, then moved to JPMorgan's Tokyo office before
                         returning to New York in 2000. Prior to that, Mr.
                         Frishberg managed portfolios for Aetna Investment
                         Management in Hong Kong. He holds a B.A. in business
                         economics from Brown University and an M.A. degree in
                         economics from Trinity College. He is also a CFA
                         charterholder.

Alan Gutmann             Mr. Gutmann, Vice President and a new member of the
                         team, has worked for JPMorgan since 2003, prior to
                         which he was a research analyst and portfolio manager
                         at Neuberger Berman in 2002, at First Manhattan Co. in
                         2001, and Oppenheimer Capital from 1991-2000.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING JULIUS BAER FOREIGN PORTFOLIO


PORTFOLIO MANAGER


Julius Baer Investment Management LLC ("JBIM")


INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American depositary receipts, European depositary receipts, Global depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

In selecting investments for the Portfolio, the Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S.


The Portfolio Manager manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Portfolio Manager chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Portfolio Manager considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.


The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets". It presently does not anticipate investing more than 25% of its total assets in such securities. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds". The Portfolio may invest in derivatives such as futures, options, and swaps as a hedging technique or in futherance of its investment objective.

The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe to be more promising.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK


                             FOREIGN INVESTMENT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

          ING JULIUS BAER FOREIGN PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2003    30.62
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the MSCI EAFE Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                    1 YEAR      05/01/02
                                               (INCEPTION)
Class S Return(1)                   _____%        ____%
MSCI EAFE Index                     _____%        ____%


                                  BEST QUARTER


Quarter Ended
______                              ____%


                                  WORST QUARTER


Quarter Ended
______                              ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Julius Baer Investment Management Inc. has managed the Portfolio since September 2, 2003. J.P. Morgan Investment Management Inc. managed the Portfolio from May 1, 2002 until September 1, 2003.


MORE ON THE PORTFOLIO MANAGER


Since September 2, 2003, JBIM has served as the Portfolio Manager to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities, fixed-income securities and alternative investments. As of December 31, 2004, JBIM managed over $_____ billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.


The following persons at JBIM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
Rudolph-Riad Younes,                 CFA Senior Vice President and Head of
                                     International Equity; has been with the
                                     Julius Baer organization since September
                                     1993.

Richard Pell                         Senior Vice President and Chief  Investment
                                     Officer;  has been with the Julius Baer
                                     organization since January 1995.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO


PORTFOLIO MANAGER


Legg Mason Funds Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Portfolio Manager follow its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Portfolio Manager's assessment of their intrinsic value. Intrinsic value, according to the Portfolio Manager, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth". Thus the Portfolio Manager may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Portfolio Manager takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Portfolio Manager generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.


The Portfolio Manager may decide to sell securities given a variety of circumstances, such as when a security no longer appears to offer the potential for long-term growth of capital, when an investment opportunity arises that the manager believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK
                                  CURRENCY RISK

                              DEBT SECURITIES RISK

                              DIVERSIFICATION RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK

                                  MANAGER RISK

                             MARKET AND COMPANY RISK

                               MARKET TRENDS RISK
                               OTC INVESTMENT RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of the ADV Class shares, from year-to-year.


[CHART]

           ING LEGG MASON VALUE PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2001    (9.83)
2002   (19.69)
2003    22.11
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                    1 YEAR      10/02/00
                                               (INCEPTION)
Class S Return(1)                   _____%       _____%
S&P 500 Index                       _____%       _____%(3)


                                  BEST QUARTER


Quarter Ended
______                              ____%


                                  WORST QUARTER


Quarter Ended
______                              ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and the performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 2000, revised to reflect the higher expenses of the ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Legg Mason Funds Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(3)  Index return is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER

Prior to May 3, 2004, Janus Capital Management LLC served as Portfolio Manager to the Portfolio. Since May 3, 2004, Legg Mason serves as the Portfolio Manager to the Portfolio. Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.


The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2004, Legg Mason managed over $__ billion in assets under management.

Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer. Mr. Miller is the creator of Legg Mason's investment process and manager of the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has served as a portfolio manager with Legg Mason since 1982. Ms. Gay implements in the Portfolio the investment decisions and strategies implemented by Mr. Miller in the model portfolio, subject to the Portfolio's investment objectives, restrictions, cash flows, and other considerations.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less.

The Portfolio Manager utilizes the following decision making process to achieve the Portfolio's objectives:

   - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

   - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

   - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Portfolio Manager may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

   - SECURITY SELECTION. The Portfolio Manager emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.


The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. For a description of bond ratings, please refer to the Statement of Additional Information.


Instruments that are eligible for investment by the Portfolio include: corporate securities, mortgage-backed securities (including commercial and stripped mortgage-backed securities); collateralized mortgage obligations; GNMA certificates; asset-backed securities; variable and floating rate securities; debt securities with special features such as puts or maturity extension arrangements, Guaranteed Investment Contracts, U.S. treasury securities and U.S. government agency securities; municipal securities; money market securities such as commercial paper, certificates of deposit, banking obligations, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; dollar rolls, U.S. dollar-denominated foreign securities, sovereign debt (up to 10% of total assets); securities of supranational organizations; shares of other investment companies, derivatives (including but not limited to forward currency contracts, options on foreign currencies, futures contracts, options on futures contracts, options (including call, put, dealer, exchange-traded, OTC, and stock index), and swaps) that could be used for hedging purposes, credit-linked notes, structured securities; trust-preferred securities; warrants; real estate investment trusts; and zero-coupon and pay-in-kind bonds.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The Portfolio may also lend its securities.


The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK

                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK

                                  MORTGAGE RISK
                                    REIT RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

         ING LIMITED MATURITY BOND PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995    11.32
1996     3.97
1997     6.29
1998     6.48
1999     0.77
2000     7.34
2001     8.45
2002     6.86
2003     2.50
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Lehman Government/Credit Bond 1-to-3 Year Index. The Lehman Government/Credit Bond 1 to 3 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. It is not possible to invest directly in the Lehman Government/Credit Bond 1-3 Year Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                   1 YEAR    5 YEARS    10 YEARS
Class S Return(1)                   ____%      ____%       ____%
Lehman Government/
Credit Bond 1-3 Year Index          ____%      ____%       ____%


                                  BEST QUARTER


Quarter Ended
______                              ____%


                                  WORST QUARTER


Quarter Ended
______                              ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) ING Investment Management Co. has managed the Portfolio since September 2, 2003. ING Investment Management LLC managed the Portfolio from January 2, 1998 through September 1, 2003. Performance prior to January 2, 1998 is attributable to different portfolio managers.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Since September 2, 2003, ING IM, a Connecticut corporation, formerly Aeltus Investment Management, Inc. has served as the Portfolio Manager to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly owned subsidiary of ING Groep, N.V. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2004, ING IM managed over $____ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The Portfolio is managed by a team of investment professionals led by Mr. James
B. Kauffmann. Mr. Kauffmann has been employed by ING IM's investment management operations since 1996 and has over 18 years of investment experience. Prior to joining ING IM's investment management operations, he spent four years at Alfa Investments, Inc., where he was the senior fixed-income portfolio manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO

PORTFOLIO MANAGER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies.

In selecting investments for the Portfolio, the Portfolio Manager uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Portfolio Manger also may examine such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries and companies that should benefit from the overall trends the Portfolio Manager has observed.

The Portfolio Manager then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manager focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Portfolio Manager may visit with various levels of a company's management, as well as with its customers, suppliers and competitors. The Portfolio Manager also prepares detailed earnings and cash flow models of companies. These models enable the Portfolio Manager to attempt to project potential earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and estimated potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest in:

   -   foreign securities (including in emerging or developing markets);

   -   forward foreign currency contracts, futures and options;

   -   debt securities;

   -   high-yield bonds (up to 35%) of any quality; and

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector.

When the Portfolio Manager believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH-YIELD BOND RISK
                                  MANAGER RISK

                           MARKET CAPITALIZATION RISK

                             MARKET AND COMPANY RISK

                             MARKET TRENDS RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                                   SECTOR RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares, from year-to-year.


[CHART]

            ING MARSICO GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999    77.52
2000    (22.25)
2001    (30.48)
2002    (29.83)
2003    32.25
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance, to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                   1 YEAR         5 YEARS            10 YEARS
                                             (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
ADV CLASS RETURN(1)                 _____%          _____%              N/A
S&P 500 Index                       _____%          _____%              N/A
CLASS S RETURN(1)                   _____%           ____%              ____%
S&P 500 Index                       _____%           ____%              ____%(3)


                                  BEST QUARTER


Quarter Ended
______                              ____%


                                  WORST QUARTER


Quarter Ended
______                              ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for ADV Class shares of the Portfolio, which commenced operations on December 31, 2003. The bar chart figures shown for prior years provide performance for Class S shares, which commenced operations August 14, 1998, revised to reflect the higher expenses of ADV Class shares. The performance table above reflects the returns for both ADV Class and Class S shares; the Class S shares are also revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to different portfolio managers.

(3)  Index return is for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2004, Marsico managed over $____ billion in assets.


The following person at Marsico is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Thomas F. Marsico             Mr. Marsico is the Chief Investment Officer of
                              Marsico and manages the investment program of the
                              Portfolio. Mr. Marsico founded Marsico in 1997,
                              and has over 21 years of experience as a
                              securities analyst and a portfolio manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from at least three different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential.

Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

The Portfolio may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

In selecting investments for the Portfolio, the Portfolio Manager uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Portfolio Manager also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries and companies that should benefit from the overall trends the Portfolio Manager has observed.

The Portfolio Manager then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manager focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Portfolio Manager may visit with various levels of a company's management, as well as with its customers, suppliers and competitors. The Portfolio Manager also prepares detailed earnings and cash flow models of companies. These models enable the Portfolio Manager to attempt to project potential earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and estimated

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

potential future performance. The models include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                              MID-CAP COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                               SMALL COMPANY RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2004, Marsico managed over $___ billion in assets.

The following person at Marsico is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
James G. Gendelman                   Portfolio Manager

                                     Prior to joining Marsico in May of 2000, Mr. Gendelman spent 13 years as a Vice
                                     President of International Sales for
                                     Goldman, Sachs & Co. He holds a bachelor's degree in Accounting from Michigan State
                                     University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst &
                                     Young from 1983 to 1985.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in its policy of investing in mid-cap companies.


The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap(R) Growth Index at the time of the Portfolio's investment. The Russell MidCap(R) Growth Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell MidCap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2004, the top of the Russell MidCap(R) Growth Index was approximately $____ billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.


The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.


The Portfolio may invest up to 20% of its net assets in foreign securities (including ADRs and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts and forward foreign currency contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.


The Portfolio may also invest in debt securities and up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK

                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

            ING MFS MID CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)

1999    78.47
2000     7.80
2001   (23.89)
2002   (48.99)
2003    38.65
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Russell Midcap Growth(R) Index and Russell 2000(R) Index. The Russell Midcap Growth(R) Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                   1 YEAR          5 YEARS            8/14/98
                                                                    (INCEPTION)
Class S Return(1)                   _____%           ____%              ____%
Russell Midcap Growth(R) Index      _____%           ____%              ____%(2)
Russell 2000(R) Index               _____%           ____%              ____%(2)


                                  BEST QUARTER


Quarter Ended
______                              ____%


                                  WORST QUARTER


Quarter Ended
______                              ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Index returns are for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $_____ billion as of December 31, 2004.


The Portfolio is managed by a team of portfolio managers comprised of David E. Sette-Ducati, an MFS Senior Vice President, and Eric B. Fischman. Messrs. Sette-Ducati and Fischman have been employed in the MFS investment management area since 2000 and 2002, respectively. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and for Dreyfus Corporation.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING MFS TOTAL RETURN PORTFOLIO


PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio is a "balanced fund," and invests in a combination of equity and fixed-income securities. Under normal market conditions, the Portfolio invests:


   - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and


   - at least 25%, but not more than 60%, of its net assets in non-convertible fixed-income securities.


The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The Portfolio Manager deems equity securities of companies to be undervalued if they are temporarily out of favor in the market due to any of the following:

   -   a decline in the market;

   -   poor economic conditions;

   - developments that have affected or may affect the issuer of the securities or the issuer's industry; and

   -   the market has overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:


   -   a fixed-income stream; and


   - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.


FIXED-INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:


   - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities;

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

   - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio, and

   - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.


In selecting fixed-income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

The Portfolio may invest up to 20% of its assets in foreign securities, and up to 20% of its assets in lower rated nonconvertible fixed-income securities and comparable unrated securities. The Portfolio may invest with no limitation in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.


The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK
                                   SECTOR RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares, from year-to-year.


[CHART]

             ING MFS TOTAL RETURN PORTFOLIO - ANNUAL TOTAL RETURN(1)

1999     3.02
2000    16.12
2001     0.14
2002    (5.42)
2003    16.36
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance, to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the 60% S&P 500/40% LBAB Index ("Composite Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                   1 YEAR          5 YEARS            10 YEARS
                                                                  (OR LIFE OF CLASS)
ADV CLASS RETURN(1)                  ____%           ____%               N/A
S&P 500 Index                        ____%           ____%(2)            N/A
LBAB Index                           ____%           ____%(2)            N/A
Composite Index                      ____%           ____%(2)            N/A
CLASS S RETURN(1)                    ____%           ____%              ____%
S&P 500 Index                        ____%           ____%              ____%(2)
LBAB Index                           ____%           ____%              ____%(2)
Composite Index                      ____%           ____%              ____%(2)


                                  BEST QUARTER


Quarter Ended
______                              ____%


                                  WORST QUARTER


Quarter Ended
______                              ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for ADV Class shares of the Portfolio, which commenced operations on December 16, 2003. The bar chart figures shown for prior years provide performance for Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of ADV Class shares. The performance table above reflects the returns for both ADV Class and Class S shares; the Class S returns are also revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similiar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class have different expenses.

(2) Index returns for ADV Class shares are for the period beginning January 1, 2004. Index returns for Class S shares are for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $____ billion as of December 31, 2004.

The Portfolio is managed by a team of portfolio managers at MFS led by Brooks Taylor and comprised of Kenneth J. Enright, Steven R. Gorham, Constantinos G. Mokas, and Michael W. Roberge, each an MFS Senior Vice President and a portfolio manager of the Portfolio's equity portion, and William J. Adams, Edward B. Baldini, William P. Douglas, Alan T. Langsner, Katrina Mead, each a Vice President of MFS. These individuals have been employed in the MFS investment management area since: Mr. Taylor - 1996; Mr. Enright - 1986; Mr. Gorham - 1992; Mr. Mokas - 1990; Mr. Roberge; Mr. Adams - 1997; Mr. Baldini - 2000; Mr. Douglas
- 2004; Mr. Langsner - 1999; and Ms. Mead - 1997.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO

PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE Capital growth and current income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio Manager considers a company to be in the utilities industry if, at the time of investment, the Portfolio Manager determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:

   - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

   - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio Manager uses a bottom-up, as opposed to top-down, investment style. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager. In performing this analysis and selecting securities for the Portfolio, the Portfolio Manager places a particular emphasis on each of the following factors:

   -   the current regulatory environment;

   -   the strength of the company's management team; and

   - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.

In selecting fixed-income investments for the Portfolio, the Portfolio Manager considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Portfolio Manager's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

   -   equity securities of foreign companies in the utilities industry;

   -   fixed-income securities of foreign companies in the utilities industry;
       and

   -   fixed-income securities issued by foreign governments.

--------------------------------------------------------------------------------
                    DESCRIPTIONOF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective, which is non-fundamental) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              HIGH YIELD BOND RISK
                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK
                               OTC INVESTMENT RISK
                                   SECTOR RISK
                             UTILITIES INDUSTRY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.

MORE ON THE PORTFOLIO MANAGER

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect, wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $____ billion as of December 31, 2004.

The Portfolio is managed by Maura A. Shaughnessy, Senior Vice President and Portfolio Manager. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)

PORTFOLIO MANAGER

OppenheimerFunds, Inc. ("OppenheimerFunds")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Portfolio, the portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

   - MULTI-FACTOR QUANTITATIVE MODELS: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

   - FUNDAMENTAL RESEARCH: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

   - JUDGMENT: The Portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

      ING OPPENHEIMER MAIN STREET PORTFOLIO(R) - ANNUAL TOTAL RETURN(1)(2)

1999    23.81
2000    (4.88)
2001   (21.74)
2002   (25.14)
2003    24.13
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                   1 YEAR          5 YEARS            08/14/98
                                                                     (INCEPTION)
Class S Return(1)                   _____%          _____%             _____%
S&P 500 Index                       _____%          _____%             _____%(3)


                                  BEST QUARTER


Quarter Ended
______                              ____%


                                  WORST QUARTER


Quarter Ended
______                              ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004. Massachusetts Financial Services Company managed the Portfolio from August 10, 1998 through November 7, 2004.

(3)  Index return is for the period beginning August 1, 1998.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER

OppenheimerFunds, Portfolio Manager to the Portfolio, has been an investment advisor since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street - 11th Floor, New York, New York 10281-1008. The Portfolio Manager and its subsidiaries and controlled affiliates managed over $_____ billion in assets as of December 31, 2004 including other Oppenheimer funds, with more than 7 million shareholder accounts.

The Portfolio is co-managed by Nikolaos Monoyios and Marc Reinganum. Mr. Monoyios joined the Portfolio Manager in 1998 and is a Vice President of OppenheimerFunds and an officer and portfolio manager of other Oppenheimer funds. Dr. Reinganum is a Vice President of OppenheimerFunds. Prior to joining the Portfolio Manager in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO

PORTFOLIO MANAGER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within three- to six- year time frame based on the Portfolio Manager's forecast for interest rates.

The instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible, securities, preferred stock, corporate commercial paper, Yankees and Euros; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities, and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to non-U.S. dollar-denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.


The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   CREDIT RISK

                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                                  MORTGAGE RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

            ING PIMCO CORE BOND PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999    (8.94)
2000     0.60
2001     2.11
2002     8.32
2003     4.48
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to those of a broad measure of market performance the Lehman Brothers Aggregate Bond Index ("LBAB Index"). The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. It is not possible to invest directly in the LBAB Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                         1 YEAR    5 YEARS      8/14/98
                                                              (INCEPTION)
Class S Return(1)                        _____%    _____%       _____%
LBAB Index                               _____%    _____%       _____%(3)


                                  BEST QUARTER


Quarter Ended
______                                     ____%


                                  WORST QUARTER


Quarter Ended
______                                     ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Pacific Investment Management Company LLC has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 a different portfolio manager managed the Portfolio, and the Portfolio's strategy to invest in bonds of global issuers was different.

(3)  Index return is for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2004, PIMCO had over $____ billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP and is a California-based insurance company.

Pasi Hamalainen is responsible for the day-to-day management of the Portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the Portfolio.

Mr. Hamalainen, Managing Director, generalist portfolio manager, member of PIMCO's investment committee and head of risk oversight, joined PIMCO in 1994. He has eleven years of investment experience and holds a bachelor's degree in both electrical engineering and finance from the University of Pennsylvania and a master's in finance from The Wharton School at the University of Pennsylvania. Mr. Gross, CFA, Managing Director, and Chief Investment Officer, was a founding partner of PIMCO in 1971. Mr. Gross has over 30 years of investment experience and is the author of BILL GROSS ON INVESTING. Mr. Gross has an MBA from UCLA Graduated School of Business.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO

PORTFOLIO MANAGER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

The Portfolio Manager uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Portfolio Manager to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Portfolio Manager evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Portfolio Manager employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Portfolio Manager also considers a security's potential to provide a reasonable amount of income. The Portfolio Manager relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Portfolio Manager focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Portfolio Manager looks for in selecting investments include:

   -   Favorable expected returns relative to perceived risk;

   -   Above average potential for earnings and revenue growth;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

   - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.

MORE ON THE PORTFOLIO MANAGER

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2004, assets under management were over $____ billion worldwide, including over $____ billion in assets under management by Pioneer.

Day-to-day management of the Portfolio is the responsibility of John A. Carey, Portfolio Manager, and Walter Hunnewell, Jr., Assistant Portfolio Manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Carey and Mr. Hunnewell may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is Director of Portfolio Management and an Executive Vice President of Pioneer. Mr. Carey joined Pioneer as an analyst in 1979. Mr. Hunnewell is a Vice President of Pioneer. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO

PORTFOLIO MANAGER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Portfolio Manager uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Portfolio Manager evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Portfolio Manager employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Portfolio Manager relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Portfolio Manager focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Portfolio Manager looks for in selecting investments include:

   -   Favorable expected returns relative to perceived risk;

   -   Management with demonstrated ability and commitment to the company;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales;

   - Turnaround potential for companies that have been through difficult periods;

   - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

   - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.

MORE ON THE PORTFOLIO MANAGER

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2004, assets under management were over $____ billion worldwide, including over $____ billion in assets under management by Pioneer.

Day-to-day management of the Portfolio is the responsibility of J. Rodman Wright, Portfolio Manager, and Sean Gavin, Assistant Portfolio Manager. The Portfolio Managers are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. The portfolio managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Wright is a senior vice president of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988. Mr. Gavin is a Vice President and joined Pioneer in 2002 as an Assistant Portfolio Manager. Prior to joining Pioneer, Mr. Gavin was employed as an analyst at Boston Partners from 2000 to 2002 and at Delphi Management from 1998 to 2000.


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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2004 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.


Other charges may apply at the separate account level. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.


                                ADV CLASS SHARES

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                              DISTRIBUTION                TOTAL         WAIVERS,        TOTAL NET
                                       MANAGEMENT  SHAREHOLDER  (12b-1)        OTHER    OPERATING    REIMBURSEMENTS     OPERATING
                                          FEE      SERVICE FEE   FEE(2)      EXPENSES    EXPENSES  AND RECOUPMENTS(2)    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation
   Portfolio                              ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%
ING Evergreen Health Sciences
   Portfolio                              ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%
ING Evergreen Omega Portfolio             ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%
ING International Portfolio               ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%
ING Janus Contrarian Portfolio            ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%(6)
ING JPMorgan Emerging Markets
   Equity Portfolio                       ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%
ING JPMorgan Small Cap Equity
   Portfolio                              ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%(6)
ING JPMorgan Value Opportunities
   Portfolio                              ___%        0.25%       0.50%     ___%(4)(5)    ___%            ___%(7)        ___%
ING Julius Baer Foreign Portfolio         ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%
ING Legg Mason Value Portfolio            ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%(6)
ING Limited Maturity Bond Portfolio       ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%
ING Marsico Growth Portfolio              ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%(6)
ING Marsico International
   Opportunities Portfolio                ___%        0.25%       0.50%     ___%(4)(5)    ___%            ___%(7)        ___%
ING MFS Mid Cap Growth Portfolio          ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%(6)(8)
ING MFS Total Return Portfolio            ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%(6)
ING MFS Utilities Portfolio               ___%        0.25%       0.50%     ___%(4)(5)    ___%            ___%(7)        ___%
ING Oppenheimer Main Street
   Portfolio(R)                           ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%(6)
ING PIMCO Core Bond Portfolio             ___%        0.25%       0.50%     ___%(3)       ___%           0.15%           ___%
ING Pioneer Fund Portfolio                ___%        0.25%       0.50%     ___%(3)(5)    ___%           0.15%(7)        ___%
ING Pioneer Mid Cap Value Portfolio       ___%        0.25%       0.50%     ___%(3)(5)    ___%           0.15%(7)        ___%



(1) This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.
(2) DSI has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
(3) The Management Agreement between the Trust and its manager, Directed Services, Inc., ("DSI") provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the Shareholder Service and Distribution Plan for the ADV Class shares, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.
(4) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC. may receive an annual administration fee equal to 0.10% of average daily net assets for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios.
(5) "Other Expenses" for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios are estimated because they did not have a full calendar year of performance as of December 31, 2004.
(6) A portion of the brokerage commissions that ING Janus Contrarian, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return and ING Oppenheimer Main Street Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the ING MFS Voluntary Management fee waiver, the "Total Net Operating Expenses" for each Portfolio for the year ended December 31, 2004 would have been ___%, ___%, ___%, ___%, ___%, ___%, and ___%, respectively.
     This arrangement may be discontinued at any time.
(7) Directed Services, Inc. ("DSI"), the manager, has entered into a written expense limitation agreement with respect to ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios, under


                                       58
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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


     which it will limit expenses of those Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupment." This amount also includes the 0.15% distribution (12b-1) fee waiver which footnote 2 explains in more detail. The expense limitation agreement will continue through at least May 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.
(8) Directed Services, Inc. ("DSI") has voluntarily agreed to waive a portion of its management fee for the ING MFS Mid Cap Growth Portfolio. Including this waiver, the "Total Net Operating Expenses" for the Portfolio for the year ended December 31, 2004, would have been ___%. This arrangement may be discontinued by DSI at any time.

EXAMPLE. This Example is intended to help you compare the cost of investing in the ADV Class shares of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ADV Class shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                 1 YEAR       3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio                 $      ___   $      ___   $      ___   $      ___
ING Evergreen Health Sciences Portfolio                        $      ___   $      ___   $      ___   $      ___
ING Evergreen Omega Portfolio                                  $      ___   $      ___   $      ___   $      ___
ING International Portfolio                                    $      ___   $      ___   $      ___   $      ___
ING Janus Contrarian Portfolio                                 $      ___   $      ___   $      ___   $      ___
ING JPMorgan Emerging Markets Portfolio Equity                 $      ___   $      ___   $      ___   $      ___
ING JPMorgan Small Cap Equity Portfolio                        $      ___   $      ___   $      ___   $      ___
ING JPMorgan Value Opportunities Portfolio                     $      ___   $      ___   $      ___   $      ___
ING Julius Baer Foreign Portfolio                              $      ___   $      ___   $      ___   $      ___
ING Legg Mason Value Portfolio                                 $      ___   $      ___   $      ___   $      ___
ING Limited Maturity Bond Portfolio                            $      ___   $      ___   $      ___   $      ___
ING Marsico Growth Portfolio                                   $      ___   $      ___   $      ___   $      ___
ING Marsico International Portfolio                            $      ___   $      ___   $      ___   $      ___
ING MFS Mid Cap Growth Portfolio                               $      ___   $      ___   $      ___   $      ___
ING MFS Total Return Portfolio                                 $      ___   $      ___   $      ___   $      ___
ING MFS Utilities Portfolio                                    $      ___   $      ___   $      ___   $      ___
ING Oppenheimer Main Street Portfolio                          $      ___   $      ___   $      ___   $      ___
ING PIMCO Core Bond Portfolio                                  $      ___   $      ___   $      ___   $      ___
ING Pioneer Fund Portfolio                                     $      ___   $      ___   $      ___   $      ___
ING Pioneer Mid Cap Value Portfolio                            $      ___   $      ___   $      ___   $      ___


The Example table numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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ALLOCATION RISK. A Portfolio will allocate its investments between equity and fixed-income securities, and among various segments of the fixed-income markets, based upon judgments made by a Portfolio Manager. A Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a Portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940 Act). This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Master Fund or Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social, and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security.

GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (GNMA). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.


HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.


HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Portfolio Manager to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Portfolio invests.


MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies.


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No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a Portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short


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position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and, market diversification or fewer financial resources and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Portfolio Manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.


UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.


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PERCENTAGE AND RATING LIMITATION


Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.


A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, and debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional Information. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios. For these Portfolios, DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because


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the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN


The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the Class R shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolios (a 0.25% shareholder service fee and at 0.50% distribution fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.


SERVICES BY FINANCIAL SERVICE FIRMS


Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Qualified Plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms also may perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge Qualified Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Qualified Plans may charge plan participants for certain expenses. A firm or a Qualified Plan may be paid for its services directly by the Portfolios or DSI. These fees and additional amounts could reduce an investment return in ADV Class shares of the Portfolios. Financial service firms and Qualified Plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services.


CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class, Service Class, and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus. ADV Class shares are not subject to any sales loads.


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INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND
QUALIFIED RETIREMENT PLANS


Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING


The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a


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Portfolio does not accurately value securities, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are indirectly subjective, and will be made in a manner that is in the best interest of a portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolio's polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash. The Custodian is also responsible for safekeeping the Trust's assets and for portfolio accounting services for the Portfolios.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as an independent registered public accounting firm to the Portfolios.


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                         OVERALL MANAGEMENT OF THE TRUST
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THE ADVISER


DSI, a New York corporation, is the adviser to the Trust. As of December 31, 2004, DSI managed over $__ billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and as a broker-dealer. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing Portfolio Manager with a non-affiliated portfolio manager for a Portfolio, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' Statement of Additional Information.


DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE

The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:


                                                              FEE PAID TO DSI DURING 2004
                                                            (AS A PERCENTAGE OF AVERAGE NET
     PORTFOLIO                                                      ASSETS)(1)
     -------------------------------------------------------------------------------------
     ING Eagle Asset Capital Appreciation Portfolio                        ___%
     ING Evergreen Health Sciences Portfolio                               ___%
     ING Evergreen Omega Portfolio                                         ___%
     ING International Portfolio                                           ___%
     ING Janus Contrarian Portfolio                                        ___%
     ING JPMorgan Emerging Markets Equity Portfolio                        ___%
     ING JPMorgan Small Cap Equity Portfolio                               ___%
     ING Julius Baer Foreign Portfolio                                     ___%
     ING Legg Mason Value Portfolio                                        ___%
     ING Limited Maturity Bond Portfolio                                   ___%
     ING Marsico Growth Portfolio(2)                                       ___%
     ING MFS Mid Cap Growth Portfolio(3)                                   ___%
     ING MFS Total Return Portfolio                                        ___%
     ING Oppenheimer Main Street Portfolio(R)(3)                           ___%
     ING PIMCO Core Bond Portfolio                                         ___%



(1) Directed Services, Inc. pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

(2) Directed Services, Inc. voluntarily waived 0.05% of its management fee for ING Marsico Growth Portfolio for assets in excess of $1.3 billion through December 31, 2004.

(3) For the year ended December 31, 2004, Directed Services, Inc. voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth and ING Oppenheimer Main Street Portfolios in an amount equal to 0.01% for each Portfolio.


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                                 NET ASSET VALUE
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The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.


When market quotations are not readily available or are deemed unreliable, the Portfolio may use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the class of the NYSE, or the closing value is otherwise deemed unreliable;

   -   Securities of an issuer that has entered into a restructuring;


   -   Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

   -   Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contact holder or Qualified Plan participant is received in proper form.


                             TAXES AND DISTRIBUTIONS


The Portfolios distribute their net investment income, if any, on their outstanding shares annually, except that investment income of ING Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Code. As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request.

Because the ADV Class shares of each Portfolio, except ING JPMorgan Small Cap Equity, ING Marsico Growth and ING MFS Total Return Portfolios, had not commenced operations as of December 31, 2004 (the Portfolios' fiscal year end) audited financial highlights are not available.

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO



                                                                                  PERIOD ENDED
                                                                                  DECEMBER 31,
                                                                                      2004
----------------------------------------------------------------------------------------------
 Net asset value, beginning of period
 Income (loss) from investment operations:
 Net investment income (loss)
 Net realized and unrealized gain (loss) on investments and foreign currencies
 Total from investment operations
 Net asset value, end of period

 TOTAL RETURN
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture
 Before brokerage commission recapture
 Ratio of net investment loss to average net assets
 Portfolio turnover rate


ING MARSICO GROWTH PORTFOLIO


                                                                                           ADV CLASS
                                                                                  --------------------------
                                                                                   YEAR ENDED   PERIOD ENDED
                                                                                  DECEMBER 31,  DECEMBER 31,
                                                                                      2004         2003(A)
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                             $                12.92
 Income (loss) from investment operations:
 Net investment income (loss)                                                     $                 0.00(1)
 Net realized and unrealized gain (loss) on investments and foreign currencies    $                (0.02)
 Total from investment operations                                                 $                (0.02)
 Net asset value, end of period                                                   $                12.90
 TOTAL RETURN++                                                                   %                (0.15)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                             $                   35
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                            %                 0.97
 Before brokerage commission recapture+                                           %                 0.99
 Ratio of net investment loss to average net assets+                              %                (0.93)
 Portfolio turnover rate                                                          %                   82



(A)  ADV Class commenced operations on December 31, 2003.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
(1)  Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO


                                                                                          ADV CLASS
                                                                                  --------------------------
                                                                                   YEAR ENDED   PERIOD ENDED
                                                                                  DECEMBER 31,  DECEMBER 31,
                                                                                      2004         2003(A)
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                             $                16.82
 Income from investment operations:
 Net investment income                                                            $                 0.01
 Net realized and unrealized gain on investments and foreign currencies           $                 0.45
 Total from investment operations                                                 $                 0.46
 Less distributions:
 Dividends from net investment income                                             $                (0.09)
 Distributions from capital gains                                                 $                   --
 Total distributions                                                              $                (0.09)
 Net asset value, end of period                                                   $                17.19
 TOTAL RETURN++                                                                   %                 2.77

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                             $                    1
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture and sub-advisory expense reimbursement+     %                 1.04
 Before brokerage commission recapture and sub-advisory expense reimbursement+    %                 1.05
 Ratio of net investment income to average net assets+                            %                 1.85
 Portfolio turnover rate                                                          %                   57



(A)  ADV Class commenced operations on December 16, 2003.

+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.

TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated May 1, 2005, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the Auditors' Report.


To obtain a free copy of these documents or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800)-366-0066.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202)-942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST
TRUSTEES


John Boyer


J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam


John G. Turner


Roger B. Vincent

Richard A. Wedemeyer

[ING LOGO]


05/01/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS


MAY 1, 2005
ADVISER CLASS (FORMERLY, RETIREMENT CLASS)


BALANCED FUNDS
  ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

  ING UBS U.S. BALANCED PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS
  ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO
  ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


STOCK FUNDS
  ING AIM MID CAP GROWTH PORTFOLIO
  ING ALLIANCE MID CAP GROWTH PORTFOLIO

  ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO
   (FORMERLY, ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO)
  ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (FORMERLY,
    ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO)

  ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

  ING FMR(SM) EARNINGS GROWTH PORTFOLIO
  ING GOLDMAN SACHS TOLLKEEPER(SM)  PORTFOLIO
   (FORMERLY, ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO)

  ING HARD ASSETS PORTFOLIO
  ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO
  ING MERCURY FOCUS VALUE PORTFOLIO

  ING MERCURY LARGE CAP GROWTH PORTFOLIO
   (FORMERLY, ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO)

  ING SALOMON BROTHERS ALL CAP PORTFOLIO
  ING SALOMON BROTHERS INVESTORS PORTFOLIO
  ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
  ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
  ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
  ING VAN KAMPEN REAL ESTATE PORTFOLIO

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

GOLDMAN SACHS TOLLKEEPER(SM) IS A SERVICE MARK OF GOLDMAN, SACHS & Co.


[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                              TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
INTRODUCTION
   ING Investors Trust                                                         2
   Investment Adviser                                                          2
   Portfolios and Portfolio Managers                                           2
   Classes of Shares                                                           2
   Investing through your Qualified Plan                                       2
   Why Reading this Prospectus is Important                                    3

DESCRIPTION OF THE PORTFOLIOS
   ING AIM Mid Cap Growth Portfolio                                            4
   ING Alliance Mid Cap Growth Portfolio                                       7
   ING Capital Guardian Managed Global Portfolio                              10
   ING Capital Guardian Small/Mid Cap Portfolio                               13
   ING Capital Guardian U.S. Equities Portfolio                               16
   ING FMR(SM) Diversified Mid Cap Portfolio                                  19
   ING FMR(SM) Earnings Growth Portfolio                                      22
   ING Goldman Sachs Tollkeeper(SM) Portfolio                                 24
   ING Hard Assets Portfolio                                                  28
   ING Jennison Equity Opportunities Portfolio                                32
   ING Mercury Focus Value Portfolio                                          35
   ING Mercury Large Cap Growth Portfolio                                     39
   ING Salomon Brothers All Cap Portfolio                                     42
   ING Salomon Brothers Investors Portfolio                                   46
   ING T. Rowe Price Capital Appreciation Portfolio                           49
   ING T. Rowe Price Equity Income Portfolio                                  53
   ING UBS U.S. Allocation Portfolio                                          56
   ING Van Kampen Equity Growth Portfolio                                     59
   ING Van Kampen Global Franchise Portfolio                                  62
   ING Van Kampen Growth and Income Portfolio                                 65
   ING Van Kampen Real Estate Portfolio                                       67

PORTFOLIO FEES AND EXPENSES                                                   70

SUMMARY OF PRINCIPAL RISKS                                                    72

MORE INFORMATION
   Percentage and Rating Limitations                                          78
   A Word about Portfolio Diversity                                           78
   Additional Information about the Portfolios                                78
   Non-Fundamental Investment Policies                                        78
   Temporary Defensive Positions                                              78
   Administrative Services                                                    78
   Portfolio Distribution                                                     79
   Shareholder Services and Distribution Plan                                 79
   Services by Financial Firms                                                79
   Classes of Shares                                                          80
   Interests of the Holders of the Variable Insurance Contracts
     And Policies and Qualified Retirement Plans                              80
   Frequent Trading - Market Timing                                           80
   Portfolio Holdings Disclosure Policy                                       81
   Reports to Shareholders                                                    81
   Custodian                                                                  81
   Legal Counsel                                                              81
   Independent Registered Public Accounting Firm                              81

OVERALL MANAGEMENT OF THE TRUST
   The Adviser                                                                82
   Management Fee                                                             82

NET ASSET VALUE                                                               83

TAXES AND DISTRIBUTIONS                                                       84

FINANCIAL HIGHLIGHTS                                                          85

TO OBTAIN MORE INFORMATION                                                  Back

ING INVESTORS TRUST TRUSTEES                                                Back


AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").


INVESTMENT ADVISER


Directed Services, Inc. ("DSI" or "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." DSI is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries and more than 100,000 employees.


PORTFOLIOS AND PORTFOLIO MANAGERS

ING AIM Mid Cap Growth Portfolio - A I M Capital Management, Inc.
ING Alliance Mid Cap Growth Portfolio - Alliance Capital Management L.P.

ING Capital Guardian Managed Global Portfolio - Capital Guardian Trust Company ING Capital Guardian Small/Mid Cap Portfolio - Capital Guardian Trust Company ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company ING FMR(SM) Diversified Mid Cap Portfolio - Fidelity Management & Research Company
ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company ING Goldman Sachs Tollkeeper(SM) Portfolio - Goldman Sachs Asset Management, L.P.

ING Hard Assets Portfolio - Baring International Investment Limited ING Jennison Equity Opportunities Portfolio - Jennison Associates LLC ING Mercury Focus Value Portfolio - Mercury Advisors

ING Mercury Large Cap Growth Portfolio - Mercury Advisors

ING Salomon Brothers All Cap Portfolio - Salomon Brothers Asset Management Inc. ING Salomon Brothers Investors Portfolio - Salomon Brothers Asset Management Inc.
ING T. Rowe Price Capital Appreciation Portfolio - T. Rowe Price Associates,
Inc.
ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.
ING UBS U.S. Balanced Portfolio - UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio - Van Kampen
ING Van Kampen Global Franchise Portfolio - Van Kampen
ING Van Kampen Growth and Income Portfolio - Van Kampen
ING Van Kampen Real Estate Portfolio - Van Kampen


CLASSES OF SHARES

Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Adviser Class ("ADV Class") shares of the Trust. For more information about share classes, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR QUALIFIED PLAN


ADV Class shares of the Portfolios are continuously offered through variable annuity separate accounts available to qualified pension and retirement plans ("Qualified Plans") and Qualified Plans offered outside of separate accounts and annuity contracts. Qualified Plans include Individual Retirement Accounts ("IRAs") and plans that meet the definition of retirement plans under Sections 401(k), 403(b), 408 and 457 of the Internal Revenue Code of 1986, as amended ("Code"). In addition, ADV Class shares are offered to the investment adviser to the Portfolios and the adviser's affiliates. Class S shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements. Purchases and redemptions of shares may be made only by separate accounts of insurance companies or by eligible Qualified Plans. Certain Portfolios may not be available as investment options in your plan. Please refer to the prospectus, prospectus summary, disclosure statement, or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Qualified Plans may

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------


charge plan participants for certain expenses that are in addition to the expenses of the Portfolios. These expenses could reduce the investment return in ADV Class shares of the Portfolios. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.


WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, strategy, and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING AIM MID CAP GROWTH PORTFOLIO

PORTFOLIO MANAGER

A I M Capital Management, Inc. ("AIM Capital")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent datA during the current month. The Russell Midcap(R) Index measures the performance of the 800 companies with the lowest markeT capitalization in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of THE 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise up to 40% of the Portfolio's total assets.


The Portfolio may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the Portfolio may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

The Portfolio Manager focuses on companies it believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have favorable prospects for future growth. The Portfolio Manager considers whether to sell a particular security when any of these factors materially changes.

The Portfolio may loan up to 33 1/3% of its total assets.


The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

          ING AIM MID CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1996           18.97%
1997           22.73%
1998            0.50%
1999           55.72%
2000          (12.74%)
2001          (21.46%)
2002          (31.93%)
2003           43.68%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higheR price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is noT possible to invest directly in the Russell Midcap(R) Growth Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                            1 YEAR    5 YEARS     10/02/95
                                                                 (INCEPTION)
   Class S Return(1)                          ____%      ____%          ____%
   Russell Midcap(R) Growth Index             ____%      ____%          ____%(3)



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 1995, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) A I M Capital Management, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(3)  Index return is for the period beginning October 1, 1995.


MORE ON THE PORTFOLIO MANAGER


AIM Capital has managed the Portfolio since March 1, 1999. AIM Capital is an indirect subsidiary of AMVESCAP, one of the world's largest independent investment companies. The principal address of AIM Capital is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. As of December 31, 2004, AIM Capital and its immediate parent, A I M Advisors, Inc., managed over $____ billion in assets.


The following persons at AIM Capital are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Karl Farmer                Portfolio Manager

                           Mr. Farmer has been associated with AIM Capital and its affiliates since 1998. Prior to 1998, Mr. Farmer spent six years as a pension actuary with William M.
                           Mercer, Inc., focusing on retirement plans and other benefit programs.

Jay K. Rushin              Portfolio Manager

                           Mr. Rushin has been associated with AIM Capital and/or its affiliates from 1998 to the present and 1994 to 1996. During the period of 1996 to 1998, Mr.
                           Rushin worked as an associate equity analyst at Prudential Securities.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING ALLIANCE MID CAP GROWTH PORTFOLIO

PORTFOLIO MANAGER

Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT OBJECTIVE

Long-term total return.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests in common stocks of middle capitalization ("mid-capitalization") companies. The Portfolio normally invests substantially all of its assets in high-quality common stocks that Alliance Capital expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The market capitalizations of companies in the Russell Midcap(R) Growth Index ranged from $___ million to $___ billion as of December 31, 2004. The capitalization range of companies in the Russell Midcap(R) Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

     - write exchange-traded covered call options on up to 25% of its total assets;

     - make secured loans on portfolio securities of up to 25% of its total assets;

     - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

     - enter into futures contracts on securities indexes and options on such futures contracts.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

        ING ALLIANCE MID CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999           25.14%
2000          (17.41%)
2001          (14.04%)
2002          (30.30%)
2003           66.48%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the Russell Midcap(R) Growth Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                            1 YEAR    5 YEARS     08/14/98
                                                                 (INCEPTION)
   Class S Return(1)                          ____%      ____%          ____%
   Russell Midcap(R) Growth Index             ____%      ____%          ____%(3)



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Alliance Capital Management L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(3)  Index return is for the period beginning August 1, 1998.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Alliance Capital is a leading global investment management firm supervising client accounts with assets totaling over $____ billion as of December 31, 2004. Alliance Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of Alliance Capital is 1345 Avenue of the Americas New York, NY 10105.

As of December 31, 2004, Alliance Capital Management Holding L.P. owns approximately ___% of the units of limited partnership interest in Alliance Capital. AXA Financial, Inc. owns approximately ___% of the outstanding publicly traded Alliance Holding Units and approximately ___% of the outstanding Alliance Capital Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents a approximate ___% economic interest in Alliance Capital. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the largest global financial services organizations.


The following person at Alliance Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Catherine Wood             Senior Vice President and Portfolio Manager, Alliance
                           Capital, and Chief Investment Officer, Regent
                           Investor Services, a division of Alliance Capital.

                           Ms. Wood joined Alliance Capital in 2001 from Tupelo
                           Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison
                           Associates as a Director and Portfolio Manager,
                           Equity Research Analyst and Chief Economist.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO

PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks traded in securities markets throughout the world. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in debt securities, cash or money market instruments.

The Portfolio may invest in any type of company, large or small, with earnings that show a relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well-known companies.


The Portfolio may enter into foreign currency transactions.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK


                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under variable annuity contracts and variable life insurance policies ("Variable Contracts") or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

    ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995            7.18
1996           11.88
1997           11.77
1998           28.88
1999           62.75
2000          (14.87)
2001          (12.22)
2002          (20.45)
2003           35.85
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Morgan Stanley Capital International All Country World Index ("MSCI All Country World Index"). The MSCI All Country World Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. It is not possible to invest directly in the MSCI All Country World Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                            1 YEAR    5 YEARS     10 YEARS
   Class S Return(1)                          ____%      ____%        ____%
   MSCI All Country World
     Index                                    ____%      ____%        ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of the ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
David I. Fisher            Mr. Fisher is Chairman of the Board of Capital Group
                           International, Inc. with portfolio management
                           responsibilities for Capital Guardian, and joined the
                           Capital Guardian organization in 1969.

Eugene P. Stein            Mr. Stein is an Executive Vice President of Capital
                           Guardian, and joined the Capital Guardian
                           organization in 1972.

Christopher A. Reed        Mr. Reed is a Vice President of Capital International
                           Research, Inc. with portfolio management
                           responsibilities for Capital Guardian, and joined the
                           Capital Guardian organization in 1993.

Michael R. Ericksen        Mr. Ericksen is a Senior Vice President and Portfolio
                           Manager for Capital Guardian, and joined the Capital
                           Guardian organization in 1986.

Richard N. Havas           Mr. Havas is a Senior Vice President and a Portfolio
                           Manager with research responsibilities for the
                           Capital Guardian, and joined the Capital Guardian
                           organization in 1985.

Nancy J. Kyle              Ms. Kyle is a Senior Vice President of Capital
                           Guardian, and joined the Capital Guardian
                           organization in 1990.

Lionel M. Sauvage          Mr. Sauvage is a Senior Vice President of Capital
                           Guardian, and joined the Capital Guardian
                           organization in 1986.

Nilly Sikorsky             Ms. Sikorsky is Chairman of Capital International
                           S.A., Vice Chairman of Capital International Limited,
                           a Director of The Capital Group Companies, Inc. and
                           Managing Director-Europe of Capital Group
                           International, Inc. She is a Portfolio Manager and
                           joined Capital Guardian in 1962.

Rudolf M. Staehelin        Mr. Staehelin is a Senior Vice President and Director
                           of Capital International Research, Inc. with
                           portfolio management responsibilities for Capital
                           Guardian, and joined the Capital Guardian
                           organization in 1981.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO


PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the Russell 2800 Index. The Russell 2800 Index is defined as the combination of the Russell 2000(R) Small Cap and Russell MidCap Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000 Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell MidCap Index measures the performance of the smallest 800 companies in the Russell 1000 Index.

The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.


Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights.

The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.


The Portfolio may also enter into currency-related transactions, including currency futures and forward contracts and options on currencies.

The Portfolio may also invest a portion of its assets in money market instruments and repurchase agreements.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK
                           CONVERTIBLE SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

    ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1996           19.71
1997            9.96
1998           20.56
1999           50.12
2000          (18.46)
2001           (1.91)
2002          (25.69)
2003           39.88
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some of indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Russell MidCap Index, Russell 2800 Index, and Russell 2000(R) Index. The Russell MidCap Index measures the performance of the smallest 800 companies in the Russell 1000 Index. The Russell 2800 Index is defined as the combination of the Russell 2000(R) and the Russell Mid Cap Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000 Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell 2000(R) Index is an unmanaged equity index representing the 2,000 smallest companies in the Russell 3000(R), which contains the 3,000 largest U.S. companies based upon total market capitalization. The Russell MidCap Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 2800 Index is a more appropriate index than the Russell 2000(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                            1 YEAR    5 YEARS      1/3/96
                                                                 (INCEPTION)
   Class S Return(1)                          ____%      ____%          ____%
   Russell MidCap Index                       ____%      ____%          ____%(3)
   Russell 2800 Index                         ____%      ____%          ____%(3)
   Russell 2000(R) Index                      ____%      ____%          ____%(3)



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations January 3, 1996, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small cap securities, as opposed to the current policy of small and mid cap.

(3)  Index returns are for the period beginning January 1, 1996.


MORE ON THE PORTFOLIO MANAGER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
James S. Kang              Mr. Kang is a Vice President for Capital
                           International Research, Inc. with research and
                           portfolio management responsibilities with Capital
                           Guardian Trust Company, and joined the Capital
                           Guardian Trust Company organization in 1987.

Karen A. Miller            Ms. Miller is a Senior Vice President and Director of
                           Capital International Research, Inc. with portfolio
                           management responsibilities for Capital Guardian
                           Trust Company, and joined the Capital Guardian Trust
                           Company organization in 1990.

Kathryn M. Peters          Ms. Peters is a Vice President and U.S. Small
                           Capitalization Equity Portfolio Manager for Capital
                           International Research, Inc. Prior to joining the
                           organization in 2001, Ms. Peters was a portfolio
                           manager and principal with Montgomery Asset
                           Management, LLC.

Theodore R. Samuels        Mr. Samuels is a Senior Vice President and Director
                           of Capital Guardian Trust Company with portfolio
                           management responsibilities. He joined Capital
                           Guardian Trust Company in 1981.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts. The Portfolio may invest a portion of its assets in debt securities and cash equivalents.


The Portfolio may also lend up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              GROWTH INVESTING RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

    ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2001           (3.97)
2002          (24.06)
2003           36.28
2004

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                      1 YEAR      02/01/00
                                                                 (INCEPTION)
   Class S Return(1)                                     ____%          ____%
   S&P 500 Index                                         ____%          ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%


(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000.

MORE ON THE PORTFOLIO MANAGER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Karen A. Miller            Ms. Miller is a Senior Vice President and Director of
                           Capital International Research, Inc., with portfolio
                           management responsibilities for Capital Guardian. She
                           joined the Capital Guardian organization in 1990
                           where she served in various portfolio management
                           positions.

Michael R. Ericksen        Mr. Ericksen is a Senior Vice President and Portfolio
                           Manager. He joined the Capital Guardian organization
                           in 1987 where he served in various capacities.

David Fisher               Mr. Fisher is Chairman of the Board of Capital
                           Guardian Group International, Inc. and Capital
                           Guardian. He joined the Capital Guardian organization
                           in 1969 where he served in various portfolio
                           management positions.

Theodore Samuels           Mr. Samuels is a Senior Vice President and Director
                           for Capital Guardian, as well as a Director of
                           Capital International Research, Inc. He joined the
                           Capital Guardian organization in 1981 where he served
                           in various portfolio management positions.

Eugene P. Stein            Mr. Stein is Executive Vice President, a Director, a
                           Portfolio Manager, and Chairman of the Investment
                           Committee for Capital Guardian. He joined the Capital
                           Guardian organization in 1972 where he served in
                           various portfolio manager positions.

Terry Berkemeier           Mr. Berkemeier is a Vice President of Capital
                           International Research, Inc. with U.S. equity
                           portfolio management responsibility in Capital
                           Guardian. He joined the Capital Guardian organization
                           in 1992.

Alan J. Wilson             Mr. Wilson is an Executive Vice President and U.S.
                           Research Director for Capital International Research,
                           Inc. (CIRI). He is also an investment analyst for
                           CIRI with portfolio management responsibilities,
                           specializing in U.S. oil services and household
                           products. He also serves as Vice President and a
                           Director of Capital Guardian.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager normally invests the Portfolio's assets primarily in common stocks.

The Portfolio Manager normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Portfolio Manager generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Portfolio Manager may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Portfolio Manager may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers. The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


The Portfolio Manager may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices on other factors that affect security values. If the Portfolio Manager's strategies do not work as intended the Portfolio may not achieve its objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK

                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

       ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001           (6.96)
2002          (19.63)
2003           32.99
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the S&P Mid Cap 400 Index.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                      1 YEAR      10/02/00
                                                                 (INCEPTION)
   Class S Return(1)                                     ____%          ____%
   S&P MidCap 400 Index                                  ____%          ____%(2)



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations October 2, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Index return is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER


FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2004, FMR and its wholly owned subsidiaries had approximately $___ billion in total assets under management.


The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Tom Allen                  Vice President of FMR and Portfolio Manager of the
                           Portfolio since February 2004.

                           Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING FMR(SM) EARNINGS GROWTH PORTFOLIO

PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests primarily in common stocks.

The Portfolio Manager invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Portfolio Manager may also use various techniques, such as buying and selling futures contracts and other investment companies, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

 The principal address of FMR is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2004, FMR and its wholly owned subsidiaries had over $___ billion in total assets under management.

The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Joseph W. Day              Vice President and Portfolio Manager

                           Joseph W. Day is Portfolio Manager to the Earnings
                           Growth Portfolio. Since joining Fidelity Investments in 1984, Mr. Day has worked as a research analyst and manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


PORTFOLIO MANAGER

Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in "Tollkeeper" companies, which are high-quality technology, media, or service companies that adopt or use technology to improve cost structure, revenue opportunities, and/or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Portfolio Manager believes are well positioned to benefit from the proliferation of technology. In general, the Portfolio Manager defines a Tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Portfolio Manager anticipates that Tollkeeper companies may increase revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices, and margins. The Portfolio Manager does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Tollkeepers).

The Portfolio Manager believes that the characteristics of many Tollkeeper companies should enable them to grow consistently their businesses. Such characteristics include:

     -    Strong brand name;

     -    Dominant market share;

     -    Recurring revenue streams;

     -    Free cash flow generation;

     -    Long product life cycle;

     -    Enduring competitive advantage; and

     -    Excellent management.

The Internet is an example of a technology that the Portfolio Manager believes will drive growth for many Tollkeeper companies. The Internet's significant impact on the global economy has changed and will continue to change the way many companies operate. Business benefits of the Internet include global scalability, acquisition of new clients, new revenue sources, and increased efficiencies. Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.

Due to its focus on technology, media and service companies, the Portfolio's investment performance will be closely tied to many factors that affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Tollkeeper securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result, the Portfolio's net asset value is more likely to have greater volatility than that of a portfolio that is more diversified or invests in other industries.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                DERIVATIVES RISK

                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              GROWTH INVESTING RISK

                                  INTERNET RISK

                                    IPO RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

        ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO ANNUAL TOTAL RETURN(1)

2002          (38.33)
2003           40.48
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of three broadly based market indices - the NASDAQ Composite Index, the Goldman Sachs Internet Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks. The Goldman Sachs Internet Index is a capitalization-weighted index of selected internet companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The NASDAQ Composite Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the NASDAQ Composite Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                      1 YEAR      05/01/01
                                                                 (INCEPTION)
   Class S Return(1)                                     ____%         ____%
   NASDAQ Composite Index                                ____%         ____%
   Goldman Sachs Internet Index                          ____%         ____%
   S&P 500 Index                                         ____%         ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2001, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


GSAM, a wholly owned subsidiary of The Goldman Sachs Group, Inc., serves as the Portfolio Manager to the Portfolio. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division ("IMD") of Goldman, Sachs, & Co., ("Goldman Sachs") served as the Portfolio Manager to the Portfolio. On or about April 26, 2003, GSAM assumed Goldman Sachs' portfolio management responsibilities for the Portfolio. The Portfolio was previously managed by Liberty Investment Management, Inc., which was acquired by Goldman Sachs in 1996. The principal address of GSAM is 32 Old Slip, New York, New York 10005. As of December 31, 2004, Goldman Sachs, along with units of IMD, had assets under management of over $___ billion.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio is managed by a team of portfolio managers at GSAM. The following persons are primarily responsible for the day-to-day investment decisions of the
Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Steven M. Barry            Mr. Barry is a Managing Director, Chief Investment
                           Officer and senior portfolio manager of GSAM. He
                           joined GSAM as a portfolio manager in 1999. From 1988
                           to 1999, Mr. Barry was a portfolio manager at
                           Alliance Capital Management.

Kenneth T. Berents         Mr. Berents is a Managing Director, Chairman of the
                           Investment Committee and senior portfolio manager of
                           GSAM. He joined GSAM as a portfolio manager in 2000.
                           From 1992 to 1999, Mr. Berents was Director of
                           Research and head of the Investment Committee at
                           Wheat First Union.

Herbert E. Ehlers          Mr. Ehlers is a Managing Director, Chief Investment
                           Officer and senior portfolio manager of GSAM. He
                           joined GSAM as a senior portfolio manager and Chief
                           Investment Officer of the Growth Team in 1997. From
                           1981 to 1997, Mr. Ehlers was the chief investment
                           officer and chairman of Liberty Investment
                           Management, Inc. ("Liberty"),and its predecessor
                           firm, Eagle Asset Management ("Eagle").

Gregory H. Ekizian, CFA    Mr. Ekizian is a Managing Director, Co-Chief
                           Investment Officer and senior portfolio manager of
                           GSAM. He joined GSAM as a portfolio manager and
                           Co-Chair of the Growth Investment Committee in 1997.
                           From 1990 to 1997, Mr. Ekizian was a portfolio
                           manager at Liberty and its predecessor firm, Eagle.

Joseph B. Hudepohl, CFA    Mr. Hudepohl is a Vice President and portfolio
                           manager of GSAM. Prior to joining GSAM in July 1999,
                           Mr. Hudepohl was an analyst in the Investment Banking
                           Division of Goldman Sachs where he worked in the High
                           Technology Group.

Prashant R. Khemka, CFA    Mr. Khemka is a Vice President and portfolio manager
                           of GSAM. Prior to joining Goldman Sachs in May 2000,
                           he was an assistant portfolio manager in the
                           Fundamental Strategies group at State Street Global
                           Advisors.

Scott Kolar, CFA           Mr. Kolar is a Managing Director and a senior
                           portfolio manager of GSAM. He joined GSAM as an
                           equity analyst in 1997 and became a portfolio manager
                           in 1999. From 1994 to 1997, Mr. Kolar was an equity
                           analyst and information systems specialist at
                           Liberty.

Andrew F. Pyne             Mr. Pyne is a Managing Director and senior portfolio
                           manager of GSAM. He joined GSAM as a product manager
                           in 1997 and became a portfolio manager in August
                           2001. From 1992 to 1997, Mr. Pyne was a product
                           manager at Van Kampen Investments.

Jeffrey Rabinowitz, CFA    Mr. Rabinowitz is a Vice President and portfolio
                           manager of GSAM. Prior to joining Goldman Sachs in
                           May 1999, he was a senior software engineer at
                           Motorola, Inc. responsible for product development of
                           digital wireless phones.

Ernest C. Segundo, Jr.,    Mr. Segundo is a Vice President, and senior portfolio
CFA                        manager of GSAM. He joined GSAM as a portfolio
                           manager in 1997. From 1992 to 1997, Mr. Segundo was a
                           portfolio manager at Liberty and its predecessor
                           firm, Eagle.

David G. Shell, CFA        Mr. Shell is a Managing Director, Chief Investment
                           Officer and senior portfolio manager of GSAM. He
                           joined GSAM as a portfolio manager in 1997. From 1987
                           to 1997, Mr. Shell was a portfolio manager at Liberty
                           and its predecessor firm, Eagle.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING HARD ASSETS PORTFOLIO

PORTFOLIO MANAGER

Baring International Investment Limited ("Baring International")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. Equity securities in which the Portfolio invests can also include common and preferred stocks and American and Global Depositary Receipts but may include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

     -    precious metals;

     -    ferrous and non-ferrous metals;

     -    integrated oil;

     -    gas/other hydrocarbons;

     -    forest products;

     -    agricultural commodities; and

     -    other basic materials that can be priced by a market.

The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:

     -    securities of foreign issuers, including up to 35% in South Africa;

     -    companies not engaged in natural resources/hard asset activities;

     -    investment-grade corporate debt;

     -    U.S. government or foreign obligations;

     -    money market instruments;

     -    repurchase agreements;

     - special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country; and

     -    derivatives.

The Portfolio may also invest directly in commodities, including gold bullion and coins.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

               -    common stock;
               -    preferred stock;
               -    rights;
               -    warrants;
               -    "when-issued" securities;
               -    direct equity interests in trusts;
               -    joint ventures;
               -    "partly paid" securities;
               -    partnerships; and
               -    restricted securities.

The Portfolio may also engage in short sales (up to 25% of net assets).

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                                 HARD ASSET RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               OTC INVESTMENT RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                                   SECTOR RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual Class S shares' returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

              ING HARD ASSETS PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995           10.32
1996           32.71
1997            5.85
1998          (29.83)
1999           22.95
2000           (5.06)
2001          (12.43)
2002            0.44
2003           51.67
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of two broadly based market indices - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Morgan Stanley Capital International All Country World Index ("MSCI All Country World Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The MSCI All Country World Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                            1 YEAR    5 YEARS     10 YEARS
   Class S Shares(1)                          ____%      ____%         ____%
   S&P 500 Index                              ____%      ____%         ____%
   MSCI All Country World Index               ____%      ____%         ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Baring International Investment Limited has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Baring International is a subsidiary of Baring Asset Management Holdings Limited ("Baring Asset Management"). Baring Asset Management is the parent of the world-wide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The principal address of Baring International is 155 Bishopsgate, London, United Kingdom.

Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2004, Baring Asset Management managed over $___ billion in assets.


The following person at Baring International is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
John Payne                 Investment Manager

                           Mr. Payne has been an investment professional with Baring International and its ING affiliates since
                           1993 and has 18 years of investment experience.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

Jennison Associates LLC ("Jennison")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in attractively valued equity securities of companies with current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio also may invest in preferred stocks, convertible securities and debt instruments that are consistent with its investment objective. The Portfolio also may invest up to 25% of its assets in foreign securities.

The Portfolio Manager uses a bottom-up research-based multi-cap opportunistic approach that seeks to identify attractively valued equity securities with favorable earnings prospects. The Portfolio Manager looks for investments that offer attractive reward to risk relationships as well as catalysts for fundamental change that could create strong return potential. Stocks can be poised for potential appreciation due to potential catalysts such as:

     -    Industry cycle turns;

     -    Corporate restructuring;

     -    New product development;

     -    Management focus on increasing shareholder value; and

     -    Improving balance sheets and cash flow.

The Portfolio Manager usually sells or reduces a particular security when it believes:

     -    a stock's long-term price objective has been achieved;

     -    a more attractive security has been identified;

     -    the reward to risk relationship of a stock is no longer favorable; and

     -    negative industry and/or company fundamentals have developed.

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may invest in options and futures contracts and may invest up to 25% of its total assets in real estate investment trusts.

The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                                    REIT RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual Class S shares' returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

     ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995           29.70
1996           19.84
1997           28.50
1998           12.29
1999           24.21
2000          (15.53)
2001           13.29
2002          (29.51)
2003           30.66
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                            1 YEAR    5 YEARS     10 YEARS
   Class S Return(1)                          ____%      ____%         ____%
   S&P 500 Index                              ____%      ____%         ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Jennison Associates LLC has managed the Portfolio since July 31, 2002. Performance prior to July 31, 2002 is attributable to different portfolio managers.


MORE ON THE PORTFOLIO MANAGER


Jennison is a registered investment adviser and wholly owned subsidiary of Prudential Investment Management, Inc. ("PIM"). PIM is a wholly owned subsidiary of Prudential Asset Management Holding Company, which is a wholly owned subsidiary of Prudential Financial, Inc. The principal address of Jennison is 466 Lexington Avenue, New York, New York 10017. As of December 31, 2004, Jennison managed over $___ billion in assets.


The following persons at Jennison are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Mark G. DeFranco           Senior Vice President of Jennison

                           Mr. DeFranco has been associated with Jennison since
                           1998. Prior to joining Jennison, he served as an analyst and portfolio manager with Pomboy Capital, as an analyst at Comstock Partners and as a member of the equity research sales division of Salomon
                           Brothers.

Brian M. Gillott           Senior Vice President of Jennison

                           Prior to joining Jennison in 1998, Mr. Gillott served as an analyst with Soros Fund Management and as an analyst at Goldman, Sachs & Co.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY FOCUS VALUE PORTFOLIO

PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio tries to achieve its investment objective by investing primarily in a diversified portfolio consisting of equity securities that the Portfolio Manager believes are undervalued relative to its assessment of the current or prospective condition of the issuer.

The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow. The Portfolio may also invest in securities that are undervalued relative to prevailing market ratios. The Portfolio may invest in securities of companies or institutions that are experiencing poor operating conditions. Some of the characteristics of companies in which the Portfolio invests may include:

     -    depressed earnings;

     -    special competition;

     -    product obsolescence;

     -    relatively low price-to-earnings and price-to-book ratios; and

     -    stock out of favor.

The Portfolio may invest in debt securities of any maturity. The Portfolio has established no rating criteria for the fixed income securities in which it invests and the fixed income securities in which it invests may not be rated at all for creditworthiness.

Although not principal strategies, the Portfolio may also use the following investment strategies:

The Portfolio may invest in fixed income securities, including, high-yield debt securities that are rated below investment grade, commonly called "junk bonds," specifically, Caa or lower by Moody's Investors Service, Inc. or CCC or lower by Standard & Poor's Corporation. Although junk bonds may have a higher yield than debt securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds are generally less liquid and experience more price volatility than higher rated fixed income securities. As a matter of operating policy, the Portfolio does not intend to invest in excess of 10% of the total asset value of the Portfolio at time of purchase in junk bonds.

The Portfolio will not invest more than 10% of its total assets at the time of purchase in the equity and fixed income securities of foreign issuers. The Portfolio may also invest in debt securities issued or guaranteed by foreign government entities, commonly known as "sovereign debt securities."

The Portfolio will normally invest a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when the Portfolio Manager is unable to find attractive equity or long-term debt securities or when the Portfolio Manager believes it is advisable to reduce exposure to these markets temporarily. Investment in these securities may also be used to meet redemptions. Short-term investments may limit the potential for an increase in the value of your shares or for the Portfolio to achieve its investment objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities. These securities, which cannot easily be resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio may borrow amounts up to 20% of its total assets, taken at market value, only from banks as a temporary measure for extraordinary or emergency purposes such as the settlement of a trade or the redemption of Portfolio shares.

The Portfolio may write (I.E., sell) covered call options not exceeding 10% of its total assets, taken at market value. The Portfolio may also enter into closing transactions with respect to these options. A call option is considered covered when the Portfolio, as writer of the option, owns the underlying securities.

The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK
                               SOVEREIGN DEBT RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual Class S shares' returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

           ING MERCURY FOCUS VALUE PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003           30.78%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                      1 YEAR      05/01/02
                                                                 (INCEPTION)
   Class S Return(1)                                     ____%          ____%
   S&P 500 Index                                         ____%          ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


Fund Asset Management, L.P. ("FAM") serves as the Portfolio Manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors."

FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $___ billion in investment company and other portfolio assets under management as of December 31, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Robert J. Martorelli       Senior Portfolio Manager

                           Mr. Martorelli joined Mercury Advisors in 1985 as a
                           Fund Analyst and has served as a Portfolio Manager since 1986.

Kevin Rendino              Senior Portfolio Manager

                           Mr. Rendino joined Mercury Advisors in 1990 as a
                           Research Associate and was subsequently named Senior
                           Analyst before becoming a Portfolio Manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING MERCURY LARGE CAP GROWTH PORTFOLIO


PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Portfolio Manager believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Portfolio Manager selects from among those which, at the time of purchase, are included in the Russell 1000(R) Growth Index. Using quantitative models that employ various factors, the Portfolio seeks to outperform the Russell 1000(R) Growth Index by investing in equity securities that the Portfolio Manager believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index.

In selecting securities for the Portfolio from its benchmark universe, the Portfolio Manager uses a proprietary quantitative model that employs three filters in its initial screen: earnings momentum, earnings surprise and valuation. The Portfolio Manager looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined - if the screening is done, the Portfolio Manager relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Portfolio Manager believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Portfolio Manager reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

     -    Relative prices to earnings and prices to book ratios;

     -    Stability and quality of earnings momentum and growth;

     -    Weighted median market capitalization of the Portfolio; and

     - Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000(R) Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when the Portfolio Manager believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              GROWTH INVESTING RISK
                                   INCOME RISK
                               INTEREST RATE RISK

                             INVESTMENT MODELS RISK

                                  MANAGER RISK

                           MARKET CAPITALIZATION RISK

                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

         ING MERCURY LARGE CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003           26.53%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Russell 1000(R) Growth Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Growth Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 1000(R) Growth Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                      1 YEAR      05/01/02
                                                                 (INCEPTION)
   Class S Return(1)                                     ____%          ____%
   Russell 1000(R) Growth Index                          ____%          ____%
   S&P 500 Index                                         ____%          ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) ADV Class shares commenced operations March 17, 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extend Class S and ADV Class shares have different expenses.


MORE ON THE PORTFOLIO MANAGER

Fund Asset Management L.P. ("FAM") serves as the Portfolio Manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $___ billion in investment company and other portfolio assets under management as of December 31, 2004.

The Portfolio is managed by a team of investment professionals that participates in the team's research process and stock selection. The senior investment professionals in this group include Robert C. Doll, Jr. and Dan Hanson, CFA. The team leader, Robert C. Doll, Jr., is responsible for the day-to-day management of the Portfolio. Mr. Doll has been the President of Mercury Advisors since 2001. He was Co-Head (Americas Region) of Mercury Advisors from 1999 to 2000. Prior to joining Mercury Advisors, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999. Mr. Hanson is a CFA(R) charterholder and a member of the Association for Investment Management and Research. He earned a bachelor's degree from Middlebury College and a MBA from the University of Chicago and has nine years of investment industry experience.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING SALOMON BROTHERS ALL CAP PORTFOLIO

PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Capital appreciation through investment in securities which the Portfolio Manager believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio Manager believes are undervalued in the marketplace. While the Portfolio Manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Portfolio Manager believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolio may invest in foreign securities.


The Portfolio Manager employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Portfolio Manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Portfolio Manager looks for a positive catalyst in the company's near term outlook which the Portfolio Manager believes will accelerate earnings or improve the value of the company's assets. The Portfolio Manager also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Portfolio Manager looks for:

     -    Low market valuations measured by its valuation models; and

     -    Positive changes in earnings prospects because of factors such as:

             -    New, improved or unique products and services;

             -    New or rapidly expanding markets for the company's products;

             -    New management;

             - Changes in the economic, financial, regulatory or political environment particularly affecting the company;

             -    Effective research, product development and marketing; and

             -    A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets and may lend portfolio securities to generate income. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may affect the Portfolio's performance.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

         ING SALOMON BROTHERS ALL CAP PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001            1.55%
2002          (25.83%)
2003           38.36%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of adv Class shares, to that of the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest u.s. companies based on total market capitalization. It is not possible to invest directly in the Russell 3000(R) Index.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                      1 YEAR      02/01/00
                                                                 (INCEPTION)
   Class S Return(1)                                     ____%          ____%
   Russell 3000(R) Index                                 ____%          ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations February 1, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


SaBAM was established in 1987 and together with its affiliates in London, Tokyo, and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. The principal address of SaBAM is 399 Park Avenue, New York, New York 10022. It is an indirect wholly owned subsidiary of Citigroup Inc. Citigroup Inc.'s businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2004, SaBAM managed over $____ billion in assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
John G. Goode              Managing Director, SaBAM

                           Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since 1969.

Peter J. Hable             Managing Director, SaBAM

                           Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since 1983.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING SALOMON BROTHERS INVESTORS PORTFOLIO

PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.

The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager focuses on established large capitalization companies, defined by the Portfolio Manager as companies with over $5 billion in market capitalization, seeking to identify those companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.


The Portfolio Manager focuses on companies that meet one or more of the following criteria:


     - Share prices that appear to be temporarily oversold or do not reflect positive company developments;

     - Share prices that appear to undervalue the company's assets, particularly on a sum-of-the-parts basis;

     - Special situations including corporate events, changes in management, regulatory changes or turnaround situations; and

     - Company specific items such as competitive market position, competitive products and services, experienced management team and stable financial condition.


Only companies that pass the Portfolio Manager's strict in-depth research and debate are eligible for purchase. The Portfolio Manager's bottom-up approach focuses on creating an information advantage through a thorough understanding of company fundamentals. From time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


The Portfolio may invest a portion of its assets in debts securities, including high-yield debt securities, and in cash equivalents. The Portfolio may borrow up to 5% of its total assets and lend up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              GROWTH INVESTING RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio Manager may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

        ING SALOMON BROTHERS INVESTORS PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001           (4.62%)
2002          (23.25%)
2003           30.81%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Standard & Poor's 500/Barra Value Index ("S&P/Barra Value Index") and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those S&P 500 Index companies that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The S&P/Barra Value index tends to be more heavily weighted in the energy and financial sectors than the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that both indices will be used for comparative purposes. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                   1 YEAR      02/01/00
                                                              (INCEPTION)
   Class S Shares(1)                                ____%        ____%
   S&P/Barra Value Index                            ____%        ____%
   S&P 500 Index                                    ____%        ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore doe not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


MORE ON THE PORTFOLIO MANAGER


SaBAM was established in 1987 and together with its affiliates in London, Tokyo, and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. The principal address of SaBAM is 399 Park Avenue, New York, New York 10022. It is an indirect wholly owned subsidiary of Citigroup Inc. Citigroup Inc.'s businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2004, SaBAM managed over $____ billion in assets.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Mark J. McAllister, CFA    Managing Director since December 2003.

                           Formerly, Director and Equity Analyst with SaBAM from
                           August 1999 through December 2003.

                           Executive Vice President and Portfolio Manager at JLW
                           Capital Management Inc. from March 1998 to May 1999.

Robert Feitler             Director with SaBAM since 1995.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Portfolio Manager believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.

The Portfolio's common stocks generally fall into one of two categories:

     - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and

     - the smaller category is composed of opportunistic investments whose prices are expected by the Portfolio Manager to rise in the short term but not necessarily over the long term.

Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Portfolio Manager's ability to find companies that meet valuation criteria rather than its market outlook.

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.

In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Portfolio Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

     (1) shares of the T. Rowe Price Reserve Investment Funds, Inc., and Government Reserve Investment Funds, Inc., internally managed money market funds of T. Rowe Price;

     (2)  U.S. government obligations;

     (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

     (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

     (5)  repurchase agreements.

The Portfolio may lend its securities and may also borrow securities.





PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 ALLOCATION RISK

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK

                             SECURITIES LENDING RISK

                             SPECIAL SITUATIONS RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares, from year-to-year.


[CHART]

  ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995           20.39%
1996           15.96%
1997           14.88%
1998            5.52%
1999            6.55%
2000           21.57%
2001            9.53%
2002            0.13%
2003           24.79%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Lehman Brothers U.S. Government/Credit Bond Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. Performance is also compared to a composite index. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                       1 YEAR      5 YEARS     10 YEARS
                                              (OR LIFE OF CLASS)
   ADV CLASS RETURN(1)                   ____%        ____%         N/A
   S&P 500 Index                         ____%        ____%(3)      N/A
   Lehman Brothers U.S.
     Government/Credit
     Bond Index                          ____%        ____%(3)      N/A
   60% S&P 500/40%
     Lehman Index                        ____%        ____%(3)      N/A
   CLASS S RETURN(1)                     ____%        ____%        ____%
   S&P 500 Index                         ____%        ____%        ____%
   Lehman Brothers U.S.
     Government/Credit
     Bond Index                          ____%        ____%        ____%
   60% S&P 500/40%
     Lehman Index                        ____%        ____%        ____%



                  BEST QUARTER
   Quarter Ended
   ______                               ____%

                  WORST QUARTER
   Quarter Ended
   ______                               ____%



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for ADV Class shares of the Portfolio, which commenced operations on December 16, 2003. The bar chart figures shown for prior years provide performance for Class S shares, revised to reflect the higher expenses of ADV Class shares. The performance table above reflects the returns for both ADV Class and Class S shares; the Class S shares are also revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different portfolio manager.

(3) Index returns for ADV Class shares are for the period beginning January 1, 2004.


MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2004, the firm and its affiliates managed over $___ billion in assets.


The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Portfolio Manager typically employs a "value" approach in selecting investments. The Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Portfolio Manager generally looks for companies with the following:

     -    an established operating history;

     - above-average dividend yield relative to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index");

     -    low price/earnings ratio relative to the S&P 500 Index;

     -    a sound balance sheet and other positive financial characteristics;
          and

     - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc. and Government Reserve Investment Funds, Inc., internally managed money market funds of T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                             SECURITIES LENDING RISK

                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

      ING T. ROWE PRICE EQUITY INCOME PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995           18.53%
1996            8.39%
1997           17.05%
1998            7.87%
1999           (1.08%)
2000           12.54%
2001            1.00%
2002          (13.49%)
2003           24.74%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADVClass shares, to that of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                       AVERAGE ANNUAL TOTAL RETURN(1) (2)



                                       1 YEAR      5 YEARS     10 YEARS
   Class S Return                      _____%       ____%        ____%
   S&P 500 Index                       _____%       ____%        ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) ADV Class shares commenced operations January 15, 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to different portfolio managers.


MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2004, the firm and its affiliates managed over $___ billion in assets.


The Portfolio is managed by an Investment Advisory Committee. Brian Rogers, as Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999. He joined T. Rowe Price in 1982.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING UBS U.S. BALANCED PORTFOLIO

PORTFOLIO MANAGER

UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Portfolio Manager may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Portfolio Manager uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Portfolio Manager may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Portfolio Manager generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Portfolio Manager's assessment of what a security is worth. The Portfolio Manager bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Portfolio Manager then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed income securities, the Portfolio Manager uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Portfolio Manager considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. The fixed income securities in which the Portfolio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated securities), or if unrated, determined to be of comparable quality by the Portfolio Manager.

The Portfolio Manager's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Portfolio Manager manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.


The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.


The Portfolio Manager may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.




PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                    CALL RISK
                                   CREDIT RISK
                                DERIVATIVES RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

           ING UBS U.S. BALANCED PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2001           (6.86%)
2002          (15.07%)
2003           17.63%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of four indices: the

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Russell 3000(R) Index, the Lehman U.S. Aggregate Bond Index, the Merrill Lynch High Yield Cash Pay Index, and the 65% Russell 3000(R)/30% Lehman U.S. Aggregate Bond/5% Merrill Lynch High Yield Cash Pay Index. The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. Equity Market. The Lehman U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The inception date of the Merrill Lynch High Yield Cash Pay Index is October 31, 1984. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                              1 YEAR     10/02/00
                                                        (INCEPTION)
   Class S Return(1)                           ____%      ____%
   Russell 3000(R)Index                        ____%      ____%(3)
   Lehman U.S. Aggregate Bond Index            ____%      ____%(3)
   Merrill Lynch High Yield Cash Pay Index     ____%      ____%(3)
   65% Russell 3000/30% Lehman
     U.S. Aggregate Bond/5% Merrill Lynch
     High Yield Cash Pay Index                 ____%      ____%(3)



                 BEST QUARTER
   Quarter Ended
   ____                                ____%

                WORST QUARTER
   Quarter Ended
   ____                                ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations October 2, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2002. Performance prior to this date is attributable to a different portfolio manager.

(3)  Index returns are for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER


UBS is the Portfolio Manager. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2004, UBS had over $____ billion in assets under management.


UBS is an indirect wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

Investment decisions for the Portfolio are made by an investment management team at UBS.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio may invest, to a limited extent, in foreign companies that are listed on U.S. exchanges or traded in U.S. markets. Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio Manager emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Portfolio Manager seeks those companies with the potential for strong free cash flow and compelling business strategies.

Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Portfolio generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. The Portfolio's portfolio management team focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Portfolio Manager continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risk of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

         ING VAN KAMPEN EQUITY GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003           23.22%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Russell 1000(R) Growth Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Growth Index measures the performance of 1000 of thE largest U.S. domiciled companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Growth Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that thE Russell 1000(R) Growth Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closelY reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                          1 YEAR    05/01/02
                                                   (INCEPTION)
   Class S Return(1)                       ____%      ____%
   Russell 1000(R) Growth Index
   S&P 500 Index                           ____%      ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $____ billion.

The Portfolio's assets are managed within Van Kampen's U.S. Growth Team. Current members of the team include Dennis Lynch, Managing Director; David Cohen, Managing Director; and Sam Chainani, Executive Director.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Portfolio Manager emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in at least 65% of its total assets securities of issuers from at least three different countries, which may include the United States.

The Portfolio Manager seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Portfolio Manager's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Portfolio Manager relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Portfolio Manager believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual Class S shares' returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information about other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

       ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003           25.81%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Morgan Stanley Capital International World Index(SM) ("MSCI World Index"). The MSCI World Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the MSCI World Index.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                        1 YEAR     05/01/02
                                                  (INCEPTION)
   Class S Returns(1)                    ____%       ____%
   MSCI World Index                      ____%       ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $___ billion.

The Portfolio is managed by the Global Franchise team. Hassan Elmasry, Managing Director, Paras Dodhia, Vice President, and Ewa Borowska, Executive Director, are current members of the team.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Portfolio Manager seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated investment grade, which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc. ("Moody's"). A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Portfolio Manager may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

     ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995           30.61%
1996           20.22%
1997           29.37%
1998           13.75%
1999           15.47%
2000           (2.44%)
2001          (12.26%)
2002          (15.05%)
2003           27.43%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell 1000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000(R) Index. It is not possible to invEst directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                       1 YEAR      5 YEARS     10 YEARS
   Class S Return(1)                   ____%        ____%        ____%
   S&P 500 Index                       ____%        ____%        ____%
   Russell 1000(R) Index               ____%        ____%        ____%



                  BEST QUARTER
   Quarter Ended
   ______                              ____%

                  WORST QUARTER
   Quarter Ended
   ______                              ____%



(1) ADV Class shares commenced operations February 22, 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different portfolio manager.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its roles as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $____ billion.

The Portfolio is managed by Van Kampen's Equity Income team. Current members of the team include James A. Gilligan, Managing Director; Thomas Bastian, Vice President; Sergio Marcheli, Vice President; James O. Roeder, Executive Director; and Vincent Vizachero, Vice President.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ"). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio Manager selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

     - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

     - financial institutions which issue or service mortgages, not to exceed 25% of total assets;

     - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

     - high yield debt securities and convertible bonds, not to exceed 20% of total assets;

     -    mortgage- and asset-backed securities; and

     -    covered options on securities and stock indexes.


The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                                  MORTGAGE RISK

                                    REIT RISK
                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' annual returns and long-term performance, and illustrate the variability of the Portfolio's Class S shares' returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.


[CHART]

        ING VAN KAMPEN REAL ESTATE PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995           16.18%
1996           34.85%
1997           22.38%
1998          (13.75%)
1999           (4.15%)
2000           30.56%
2001            7.77%
2002           (0.16%)
2003           37.25%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. It is not possible to invest directly in the Wilshire Real Estate Securities Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                        1 YEAR     5 YEARS   10 YEARS
   Class S Return(1)                     ____%      ____%      ____%
   Wilshire Real Estate
     Securities Index                    ____%      ____%      ____%



                  BEST QUARTER
   Quarter Ended
   _____                                ____%

                  WORST QUARTER
   Quarter Ended
   _____                                ____%



(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) On December 17, 2001, Van Kampen became the Portfolio Manager of the Portfolio. Performance prior to December 17, 2001 is attributable to different portfolio managers.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $___ billion.

The Portfolio is managed by Van Kampen's Real Estate team led by Theodore R. Bigman, Managing Director.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2004 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.


Other charges may apply at the separate account level. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.


                                ADV CLASS SHARES

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                                        DISTRIBUTION            TOTAL        WAIVERS,      TOTAL NET
                                                 MANAGEMENT SHAREHOLDER   (12b-1)     OTHER   OPERATING   REIMBURSEMENTS,  OPERATING
                                                    FEE     SERVICE FEE    FEE(2)    EXPENSES EXPENSES  AND RECOUPMENTS(2)  EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio                   ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%(6)
ING Alliance Mid Cap Growth Portfolio              ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%(6)
ING Capital Guardian Managed Global Portfolio      ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%(6)
ING Capital Guardian Small/Mid Cap Portfolio       ___%(1)     0.25%        0.50%     ___%(3)   ___%          0.15%         ___%(6)
ING Capital Guardian U.S. Equities Portfolio       ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%(6)
ING FMR(SM) Diversified Mid Cap Portfolio          ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%
ING FMR(SM) Earnings Growth Portfolio              ___%        0.25%        0.50%     ___%(4)   ___%           ___%(5)      ___%
ING Goldman Sachs Tollkeeper(SM) Portfolio         ___%        0.25%        0.50%     ___%(3)   ___%           ___%(5)      ___%
ING Hard Assets Portfolio                          ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%
ING Jennison Equity Opportunities Portfolio        ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%(6)
ING Mercury Focus Value Portfolio                  ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%
ING Mercury Large Cap Growth Portfolio             ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%
ING Salomon Brothers All Cap Portfolio             ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%(6)
ING Salomon Brothers Investors Portfolio           ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%
ING T. Rowe Price Capital Appreciation Portfolio   ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%(6)
ING T. Rowe Price Equity Income Portfolio          ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%(6)
ING UBS U.S. Balanced Portfolio                    ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%
ING Van Kampen Equity Growth Portfolio             ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%
ING Van Kampen Global Franchise Portfolio          ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%
ING Van Kampen Growth and Income Portfolio         ___%        0.25%        0.50%     ___%(3)   ___%           ___%         ___%(6)
ING Van Kampen Real Estate Portfolio               ___%        0.25%        0.50%     ___%(3)   ___%          0.15%         ___%



(1) This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised.

(2) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolios, so that the actual fee paid by a Portfolio is at an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the Shareholder Service and Distribution Plan for the ADV Class shares, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.


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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


(4) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING FMR(SM) Earnings Growth Portfolio. "Other Expenses" for ING FMR(SM) Earnings Growth Portfolio are estimated because it did not have a full calendar year of performance as of December 31, 2004.

(5) Directed Services, Inc. ("DSI"), the manager, has entered into a written expense limitation agreement with respect to ING FMR(SM) Earnings Growth and ING Goldman Sachs Tollkeeper(SM) Portfolios under which it will limit expenses of these Portfolios excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupment." This amount also includes the 0.15% distribution fee waiver which footnote 2 explains in more detail. The expense limitation agreement will continue through at least May 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

(6) A portion of the brokerage commissions that ING AIM Mid Cap Growth, ING Alliance Mid Cap Growth, ING Capital Guardian U.S. Equities, ING Capital Guardian Managed Global, ING Capital Guardian Small/Mid Cap, ING Jennison Equity Opportunities, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the "Total Net Operating Expenses" for each Portfolio for the year ended December 31, 2004 would have been ___%, ___%, ___%, ___%, ___%, ___%, ___%, ___%, ___%, and ___%,
     respectively. This arrangement may be discontinued at any time.

EXAMPLE. This Example is intended to help you compare the cost of investing in the ADV Class shares of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADVClass shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ADVClass shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                      1 YEAR    3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio                       $___       $___      $____     $____
ING Alliance Mid Cap Growth Portfolio                  $___       $___      $____     $____
ING Capital Guardian Managed Global Portfolio          $___       $___      $____     $____
ING Capital Guardian Small/Mid Cap Portfolio           $___       $___      $____     $____
ING Capital Guardian U.S. Equities Portfolio           $___       $___      $____     $____
ING FMR(SM) Diversified Mid Cap Portfolio              $___       $___      $____     $____
ING FMR(SM) Earnings Growth Portfolio                  $___       $___      $____     $____
ING Goldman Sachs Tollkeeper(SM) Portfolio             $___       $___      $____     $____
ING Hard Assets Portfolio                              $___       $___      $____     $____
ING Jennison Equity Opportunities Portfolio            $___       $___      $____     $____
ING Mercury Focus Value Portfolio                      $___       $___      $____     $____
ING Mercury Large Cap Growth Portfolio                 $___       $___      $____     $____
ING Salomon Brothers All Cap Portfolio                 $___       $___      $____     $____
ING Salomon Brothers Investors Portfolio               $___       $___      $____     $____
ING T. Rowe Price Capital Appreciation Portfolio       $___       $___      $____     $____
ING T. Rowe Price Equity Income Portfolio              $___       $___      $____     $____
ING UBS U.S. Balanced Portfolio                        $___       $___      $____     $____
ING Van Kampen Equity Growth Portfolio                 $___       $___      $____     $____
ING Van Kampen Global Franchise Portfolio              $___       $___      $____     $____
ING Van Kampen Growth and Income Portfolio             $___       $___      $____     $____
ING Van Kampen Real Estate Portfolio                   $___       $___      $____     $____


The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------


THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


ALLOCATION RISK. A Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Portfolio Manager. A Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

BORROWING AND LEVERAGE RISK. Each Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a Portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's asset.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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DIVERSIFICATION RISK. A Portfolio subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social, and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security.

GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (GNMA). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by industry.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Portfolio Manager to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.


IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.


MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Portfolio Manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's

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assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a portfolio than it would on a Portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.


SHORT SALES RISK. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.


SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. Sovereign debt securities are issued or guaranteed by foreign government entities. Investments in sovereign debt securities are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.


UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

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PERCENTAGE AND RATING LIMITATIONS


Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.


A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS


A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Goldman Sachs Tollkeeper Portfolio may invest, for temporary defensive purposes, more significantly in U.S. government securities, repurchase agreements collateralized by by U.S. government securities, CD's, bankers' acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a maturity of less than one year. The types of defensive positions in which a Portfolio may engage, unless specifically noted under a Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES

In addition to advisory services, DSI has been contracted to provides administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. For these Portfolios, DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the


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Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING FMR(SM) Earnings Growth Portfolio), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth Portfolio. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth Portfolio directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN


The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms") The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolios (a 0.25% shareholder service fee and at 0.50% distribution fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.


SERVICES BY FINANCIAL SERVICE FIRMS


Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Qualified Plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms also may perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge Qualified Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Qualified Plans may charge plan participants for certain expenses. A firm or a Qualified Plan may be paid for its services directly by the Portfolios or DSI. These fees and additional amounts could reduce an investment return in ADV Class shares of the Portfolios. Financial service firms and Qualified Plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services.


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CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class, Service Class, and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus. ADV Class shares are not subject to any sales loads.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts form the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

FREQUENT TRADING - MARKET TIMING


The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities

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held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies an procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio does not accurately value securities, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures, can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolio's polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G. the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash. The Custodian is also responsible for safekeeping the Trust's assets and for portfolio accounting services for the Portfolios.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as an independent registered public accounting firm to the Portfolios.

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                         OVERALL MANAGEMENT OF THE TRUST
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THE ADVISER


DSI, a New York corporation, is the adviser to the Trust. As of December 31, 2004, DSI managed over $___ billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and with the NASDas a broker-dealer. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing Portfolio Manager with a non-affiliated Portfolio Manager for the Portfolios, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' Statement of Additional Information.


DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE

The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:


                                                             FEE PAID TO DSI DURING 2004
                                                           (AS A PERCENTAGE OF AVERAGE NET
        PORTFOLIO                                                    ASSETS)(1)
        ----------------------------------------------------------------------------------
        ING AIM Mid Cap Growth Portfolio                                ____%
        ING Alliance Mid Cap Growth Portfolio                           ____%
        ING Capital Guardian Managed Global Portfolio                   ____%
        ING Capital Guardian Small/Mid Cap Portfolio                    ____%
        ING Capital Guardian U.S. Equities Portfolio                    ____%
        ING FMR(SM) Diversified Mid Cap Portfolio                       ____%
        ING Goldman Sachs Tollkeeper(SM) Portfolio                      ____%
        ING Hard Assets Portfolio                                       ____%
        ING Jennison Equity Opportunities Portfolio                     ____%
        ING Mercury Focus Value Portfolio                               ____%
        ING Mercury Large Cap Growth Portfolio                          ____%
        ING Salomon Brothers All Cap Portfolio                          ____%
        ING Salomon Brothers Investors Portfolio                        ____%
        ING T. Rowe Price Capital Appreciation Portfolio                ____%
        ING T. Rowe Price Equity Income Portfolio                       ____%
        ING UBS U.S. Balanced Portfolio                                 ____%
        ING Van Kampen Equity Growth Portfolio                          ____%
        ING Van Kampen Global Franchise Portfolio                       ____%
        ING Van Kampen Growth and Income Portfolio                      ____%
        ING Van Kampen Real Estate Portfolio                            ____%



(1) DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.


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                                 NET ASSET VALUE
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The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.


When market quotations are not readily available or are deemed unreliable, the Portfolio may use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;


     -    Securities of an issuer that has entered into a restructuring;


     -    Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

     -    Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order is received in proper form.


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                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.


The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request.

Because the ADV Class shares of each Portfolio, except ING Mercury Large Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income, and ING Van Kampen Growth and Income Portfolios, had not commenced operations as of December 31, 2004 (the Portfolios' fiscal year end) audited financial highlights are not available.

ING MERCURY LARGE CAP GROWTH PORTFOLIO



                                                                    ADV CLASS
                                                                   ------------
                                                                   PERIOD ENDED
                                                                   DECEMBER 31,
                                                                      2004(A)
-------------------------------------------------------------------------------
 Net asset value, beginning of period                             $
 Income (loss) from investment operations:
 Net investment loss                                              $
 Net realized and unrealized gain on investments                  $
 Total from investment operations                                 $
 Net asset value, end of period                                   $
 TOTAL RETURN++                                                   %

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $
 Ratio of operating expenses to average net assets+               %
 Ratio of net investment loss to average net assets+              %
 Portfolio turnover rate                                          %


ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

                                                                                    ADV CLASS
                                                                          -----------------------------
                                                                            YEAR ENDED     PERIOD ENDED
                                                                           DECEMBER 31,    DECEMBER 31,
                                                                               2004           2003(A)
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $                   20.75
 Income from investment operations:
 Net investment income                                                    $                    0.01
 Net realized and unrealized gain on investments and foreign currencies   $                    0.68
 Total from investment operations                                         $                    0.69
 Less distributions:
 Dividends from net investment income                                     $                   (0.08)
 Distributions from capital gains                                         $                   (0.02)
 Total distributions                                                      $                   (0.10)
 Net asset value, end of period                                           $                   21.34
 TOTAL RETURN++                                                           %                    3.72

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                     $                      42
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                    $                    1.28
 Before brokerage commission recapture+                                   %                    1.29
 Ratio of net investment income to average net assets+                    %                    2.72
 Portfolio turnover rate                                                  %                      12

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


ING T. ROWE PRICE EQUITY INCOME PORTFOLIO



                                                                            ADV CLASS
                                                                          -------------
                                                                           PERIOD ENDED
                                                                           DECEMBER 31,
                                                                              2004(A)
---------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $
 Income from investment operations:
 Net investment income                                                    $
 Net realized and unrealized gain on investments                          $
 Total from investment operations                                         $
 Less distributions:
 Dividends from net investment income                                     $
 Distributions from capital gains                                         $
 Total distributions                                                      $
 Net asset value, end of period                                           $
 TOTAL RETURN++                                                           %

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                        $
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                    %
 Before brokerage commission recapture+                                   %
 Ratio of net investment income to average net assets+                    %
 Portfolio turnover rate                                                  %



ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO



                                                                            ADV CLASS
                                                                          -------------
                                                                           PERIOD ENDED
                                                                           DECEMBER 31,
                                                                              2004(A)
---------------------------------------------------------------------------------------
 Net asset value, beginning of period                                     $
 Income (loss) from investment operations:
 Net investment income                                                    $
 Net realized and unrealized loss on investments                          $
 Total from investment operations                                         $
 Less distributions:
 Dividends from net investment income                                     $
 Total distributions                                                      $
 Net asset value, end of period                                           $
 TOTAL RETURN++                                                           %

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                        $
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                    %
 Before brokerage commission recapture+                                   %
 Ratio of net investment income to average net assets:+                   %
 Portfolio turnover rate                                                  %



(A)  Class A commenced operations on December 16, 2003.
+    Annualized for periods less than one year.

++   Total return for periods less than one year are not annualized.

TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated May 1, 2005, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 or call (800) 366-0066.

Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


ING INVESTORS TRUST TRUSTEES


John Boyer


J. Michael Earley


R. Barbara Gitenstein

Patrick Kenny


Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam


John G. Turner


Roger B. Vincent

Richard A. Wedemeyer


[ING LOGO]



05/01/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2005


SERVICE CLASS

BALANCED FUNDS
  ING MFS Total Return Portfolio

BOND FUNDS
  ING Limited Maturity Bond Portfolio
  ING PIMCO Core Bond Portfolio
  ING PIMCO High Yield Portfolio

INTERNATIONAL/GLOBAL FUNDS
  ING International Portfolio

  ING JPMorgan Emerging Markets Equity Portfolio
   (formerly, ING Developing World Portfolio)

  ING Julius Baer Foreign Portfolio

  ING Marsico International Opportunities Portfolio

MONEY MARKET FUND
  ING Liquid Assets Portfolio

STOCK FUNDS

  ING Eagle Asset Capital Appreciation Portfolio

  ING Evergreen Health Sciences Portfolio
  ING Evergreen Omega Portfolio
  ING Janus Contrarian Portfolio (formerly, ING Janus
   Special Equity Portfolio)

  ING JPMorgan Small Cap Equity Portfolio

  ING JPMorgan Value Opportunities Portfolio

  ING Legg Mason Value Portfolio
  ING Marsico Growth Portfolio
  ING MFS Mid Cap Growth Portfolio

  ING MFS Utilities Portfolio
  ING Oppenheimer Main Street Portfolio(R) (formerly,
   ING MFS Research Portfolio)
  ING Pioneer Fund Portfolio
  ING Pioneer Mid Cap Value Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                Table of Contents
--------------------------------------------------------------------------------


                                                                 PAGE
INTRODUCTION

   ING Investors Trust                                              2
   Investment Adviser                                               2
   Portfolios and Portfolio Managers                                2
   Classes of Shares                                                2
   Investing through your Variable Contract
     or Qualified Plan                                              2
   Why Reading this Prospectus is Important                         2

DESCRIPTION OF THE PORTFOLIOS

   ING Eagle Asset Capital Appreciation
     Portfolio                                                      3
   ING Evergreen Health Sciences Portfolio                          6
   ING Evergreen Omega Portfolio                                    8
   ING International Portfolio                                     10
   ING Janus Contrarian Portfolio                                  13
   ING JPMorgan Emerging Markets Equity
     Portfolio                                                     16
   ING JPMorgan Small Cap Equity Portfolio                         19
   ING JPMorgan Value Opportunities Portfolio                      22
   ING Julius Baer Foreign Portfolio                               24
   ING Legg Mason Value Portfolio                                  27
   ING Limited Maturity Bond Portfolio                             30
   ING Liquid Assets Portfolio                                     34
   ING Marsico Growth Portfolio                                    37
   ING Marsico International
     Opportunities Portfolio                                       40
   ING MFS Mid Cap Growth Portfolio                                42
   ING MFS Total Return Portfolio                                  45
   ING MFS Utilities Portfolio                                     49
   ING Oppenheimer Main Street Portfolio(R)                        51
   ING PIMCO Core Bond Portfolio                                   54
   ING PIMCO High Yield Portfolio                                  57
   ING Pioneer Fund Portfolio                                      59
   ING Pioneer Mid Cap Value Portfolio                             61

PORTFOLIO FEES AND EXPENSES                                        63

SUMMARY OF PRINCIPAL RISKS                                         65

MORE INFORMATION

   Percentage and Rating Limitation                                71
   A Word about Portfolio Diversity                                71
   Additional Information about the Portfolios                     71
   Non-Fundamental Investment Policies                             71
   Temporary Defensive Positions                                   71
   Administrative Services                                         71
   Portfolio Distribution                                          72
   Classes of Shares                                               72
   Service Fees                                                    72
   Interests of the Holders of
     Variable Insurance Contracts and Policies
     and Qualified Retirement Plans                                73
   Frequent Trading - Market Timing                                73
   Reports to Shareholders                                         74
   Custodian                                                       74
   Legal Counsel                                                   74
   Independent Registered Public
     Accounting Firm                                               71

OVERALL MANAGEMENT OF THE TRUST

   The Adviser                                                     75
   Management Fee                                                  75

NET ASSET VALUE                                                    76

TAXES AND DISTRIBUTIONS                                            77

FINANCIAL HIGHLIGHTS                                               78

TO OBTAIN MORE INFORMATION                                       Back

ING INVESTORS TRUST TRUSTEES                                     Back


AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
                                  Introduction
--------------------------------------------------------------------------------

ING INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").


INVESTMENT ADVISER


Directed Services, Inc. ("DSI" or "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries with more than 100,000 employees.


PORTFOLIOS AND PORTFOLIO MANAGERS


ING Eagle Asset Capital Appreciation Portfolio - Eagle Asset Management, Inc. ING Evergreen Health Sciences Portfolio - Evergreen Investment Management Company, LLC ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC ING International Portfolio - ING Investment Management Co.
ING Janus Contrarian Portfolio - Janus Capital Management LLC
ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment Management Inc.

ING JPMorgan Small Cap Equity Portfolio - J.P. Morgan Investment Management Inc.

ING JPMorgan Value Opportunities Portfolio - J.P.Morgan Investment Management
Inc.
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Value Portfolio - Legg Mason Funds Management, Inc.

ING Limited Maturity Bond Portfolio - ING Investment Management Co. ING Liquid Assets Portfolio - ING Investment Management Co.

ING Marsico Growth Portfolio - Marsico Capital Management, LLC

ING Marsico International Opportunities Portfolio - Marsico Capital Management, LLC

ING MFS Mid Cap Growth Portfolio - Massachusetts Financial Services Company

ING MFS Total Return Portfolio - Massachusetts Financial Services Company ING MFS Utilities Portfolio - Massachusetts Financial Services Company ING Oppenheimer Main Street Portfolio(R) - OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC

ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

CLASSES OF SHARES


Pursuant to a multiple class plan (the "Plan"), each Portfolio (except ING Liquid Assets Portfolio and ING PIMCO High Yield Portfolio) offers four classes of shares. This Prospectus relates only to the Service Class (Class S) shares. For more information about Class S shares, please refer to the section of this Prospectus entitled "Classes of Shares."

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Shares of the Portfolios of the Trust may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, strategy and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          Description of the Portfolios
--------------------------------------------------------------------------------

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


PORTFOLIO MANAGER


Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation. Dividend income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include common stocks, securities convertible into common stocks, options on equities and rights and warrants.

Eagle Asset picks stocks from the 500 largest names in the Russell 1000(R) Index (by market capitalization). It focuses oN securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses without competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The portfolio management team ("team") then develops an earnings model for each company in the resulting universe with each Co-Portfolio Manager on the team responsible for stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return, given the level of risk.


The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      Description of Portfolios (Continued)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

     ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO - ANNUAL TOTAL RETURN(1)

1995                      35.21%
1996                      10.62%
1997                      27.28%
1998                       1.55%
1999                       0.51%
2000                       8.77%
2001                      (4.43%)
2002                     (17.05%)
2003                      25.26%
2004

--------------------------------------------------------------------------------
                     Description of Portfolios (Continued)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell 1000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The RusselL 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                         1 YEAR      5 YEARS     10 YEARS
Class S Return                            _____%       _____%       _____%
S&P 500 Index                             _____%       _____%       _____%
Russell 1000(R) Index                     _____%       _____%       _____%


      BEST QUARTER


Quarter Ended
________             ____%


       WORST QUARTER


Quarter Ended
________             ____%



(1) The performance information presented above is for December 31 of each year or period.



MORE ON THE PORTFOLIO MANAGER

Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2004, Eagle Asset had over $___ billion in client assets under management. The principal address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.

The following four Co-Portfolio Managers are responsible for the day-to-day investment decisions of the Portfolio:


NAME                             POSITION AND RECENT BUSINESS EXPERIENCE
----                             ---------------------------------------
Richard Skeppstrom               Mr. Skeppstrom is a Managing Director and joined Eagle Asset in April 2001 after serving as Senior Portfolio Manager for
                                 Evergreen Investment Management's large cap core program for six years.

John Jordan II                   Mr. Jordan joined Eagle Asset in April 2001 after serving as
                                 Co-Portfolio Manager of Evergreen Investment Management's
                                 large cap core program for two years.

Craig Dauer                      Mr. Dauer joined Eagle Asset in April 2001 after serving as
                                 Co-Portfolio Manager of Evergreen Investment Management's
                                 large cap core program for two years.

Robert Marshall                  Mr. Marshall joined Eagle Asset in September 2002 after
                                 serving as Director/Senior Vice President of equity research at Wachovia Securities for seven years.

--------------------------------------------------------------------------------
                   Description of the Portfolios (Continued)
--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO

PORTFOLIO MANAGER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth

PRINCIPAL INVESTMENT STRATEGY

The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce or distribute products or services related to the healthcare or medical industries and derive a substantial portion, I.E., more than 50%, of their sales from products and services in healthcare. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Portfolio Manager looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Portfolio Manager's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100 Index tracking stock. Such practices are used to hedge to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK
                             HEALTHCARE SECTOR RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe

--------------------------------------------------------------------------------
                   Description of the Portfolios (Continued)
--------------------------------------------------------------------------------

all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class S shares commenced operations on May 3, 2004 and therefore do not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

EIMC is the Portfolio Manager for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $____ billion in assets for the Evergreen funds as of December 31, 2004. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The Portfolio is managed by a team of portfolio management professionals from EIMC's International Equity team. The following person at EIMC is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                             POSITION AND RECENT BUSINESS EXPERIENCE
----                             ---------------------------------------
Liu-Er Chen, CFA                 Mr. Chen has been a Vice President and Portfolio Manager
                                 since joining EIMC in December 1995. Prior to that, he spent three years in U.S. and Germany pharmaceutical companies in their strategic planning area.

--------------------------------------------------------------------------------
                    Description of the Portfolios (Continued)
--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO

PORTFOLIO MANAGER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Portfolio Manager employs a growth style of equity management. "Growth" stocks are stocks of companies which the Portfolio Manager believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class S shares commenced operations on May 3, 2004, and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                   Description of the Portfolios (Continued)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER

EIMC is the Portfolio Manager for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $____ billion in assets for the Evergreen funds as of December 31, 2004. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The Portfolio is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team. The following person at EIMC is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                             POSITION AND RECENT BUSINESS EXPERIENCE
----                             ---------------------------------------
Maureen E. Cullinane, CFA        Ms. Cullinane is a Managing Director and Senior Portfolio
                                 Manager of EIMC. Ms. Cullinane joined Evergreen in 1974 as a financial analyst and was responsible for equity investments in a wide variety of industries and securities.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid-and small-sized companies. The Portfolio generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Portfolio Manager believes they present attractive investment opportunities. The Portfolio may invest in government and corporate debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Portfolio Manager primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK
                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

             ING INTERNATIONAL PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2002            (16.15%)
2003             29.17%
2004

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the MSCI EAFE Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                      1 YEAR   12/17/01
                                                              (INCEPTION)
Class S Return                                         _____%       _____%
MSCI EAFE Index                                        _____%       _____%(3)


      BEST QUARTER


Quarter Ended
________             ____%


      WORST QUARTER


Quarter Ended
________             ____%



(1) The performance information presented above is for December 31 of each year or period.

(2) ING Investment Management Co. has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, ING Investments, LLC managed the Portfolio.

(3)  Index return is for the period beginning January 1, 2002.


MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investments, LLC served as the Portfolio Manager to the Portfolio. Since September 2, 2003, ING IM, a Connecticut corporation, formerly Aeltus Investment Management, Inc., serves as the Portfolio Manager to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep, N.V. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2004, ING IM managed over $____ billion in assets. The principal address of ING IM is 230 Park Avenue New York, NewYork 10169.

The following persons at ING IM are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                             POSITION AND RECENT BUSINESS EXPERIENCE
----                             ---------------------------------------
Richard T. Saler                 Senior Vice President and Director of International Equity
                                 Investment Strategy of ING IM. From 1986 until July 2000,
                                 Mr. Saler was Senior Vice President and Director of International
                                 Equity Strategy at Lexington Management Corporation
                                 ("Lexington"), which was acquired by ING Investments, LLC's parent company in July 2000.

Phillip A. Schwartz              Senior Vice President and Director of International Equity
                                 Investment Strategy of ING IM. Prior to joining ING IM's
                                 asset management operations in July 2000, Mr. Schwartz was
                                 Senior Vice President and Director of International Equity
                                 Investment Strategy at Lexington, which was acquired by
                                 ING Investments, LLC's parent company in July 2000.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------


ING JANUS CONTRARIAN PORTFOLIO


PORTFOLIO MANAGER

Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Portfolio Manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Portfolio Manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Portfolio Manager chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment style of the Portfolio Manager. Changes are made in the portfolio of securities in which the Portfolio invests whenever the Portfolio Manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                                   SECTOR RISK
                               SMALL COMPANY RISK
                             SPECIAL SITUATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

             ING JANUS CONTRARIAN PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001            (5.03%)
2002           (25.95%)
2003            50.40%
2004

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is an unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                         AVERAGE ANNUAL TOTAL RETURN(1)


                                                      1 YEAR   10/02/00
                                                              (INCEPTION)
Class S Return                                         _____%       _____%
S&P 500 Index                                          _____%       _____%(2)


      BEST QUARTER


Quarter Ended
________             ____%


       WORST QUARTER


Quarter Ended
________             ____%



(1) The performance information presented above is for December 31 of each year or period.

(2)  Index return is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER


Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. As of December 31, 2004, Janus Capital managed over $____ billion in assets. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.


Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses.

The following person at Janus Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                             POSITION AND RECENT BUSINESS EXPERIENCE
----                             ---------------------------------------
David C. Decker                  Vice President and portfolio manager of the Portfolio since its inception.

                                 Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time.
                                 Mr. Decker holds a Master's of Business Administration degree in
                                 Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from
                                 Tufts University. Mr. Decker has earned the right to use the
                                 Chartered Financial Analyst designation.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------


ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


PORTFOLIO MANAGER


J.P. Morgan Investment Management Inc. ("JPMorgan")


INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of the issuers in emerging markets countries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index ("MSCI Emerging Markets Index"). The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds).

The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

In managing the Portfolio, the manager seeks to add value primarily through stock selection decisions. Thus, decisions about country weightings are secondary to those about the individual stocks, that make up the Portfolio. The portfolio manager is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the Portfolio Manager's stock ranking system.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKET RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MORTGAGE RISK
                         OTHER INVESTMENT COMPANIES RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

   ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999            61.66%
2000           (33.79%)
2001            (5.25%)
2002           (10.70%)
2003            46.62%
2004

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is an unmanaged index that is comprised of equity securities in emerging markets. It is not possible to invest directly in the MSCI Emerging Markets Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)


                                         1 YEAR      5 YEARS   02/18/98
                                                              (INCEPTION)
Class S Return                            _____%       _____%       _____%
MSCI Emerging Markets Index               _____%       _____%       _____%(3)


      BEST QUARTER

Quarter Ended
________             ____%

       WORST QUARTER

Quarter Ended
________             ____%

(1) The performance information presented above is for December 31 of each year or period.


(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 2, 2005. ING Investment Managers Advisors B.V. managed the Portfolio from March 1, 2004 through May 1, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2004. Performance prior to March 1, 1999 is attributable to a different portfolio manager.


(3)  Index return is for the period beginning March 1, 1998.

MORE ON THE PORTFOLIO MANAGER


JPMorgan serves as the Portfolio Manager to the Portfolio and is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.

The Portfolio is managed by a team of portfolio management professionals led by Austin Forey, Managing Director, who has been at JPMorgan (or one of its affiliates) since 1988 and Richard Schmidt, Vice President, who has been at JPMorgan (or one of its affiliates) since 1991.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

PORTFOLIO MANAGER


J.P. Morgan Investment Management Inc. ("JPMorgan")


INVESTMENT OBJECTIVE

Capital growth over the long term.

PRINCIPAL INVESTMENT STRATEGY


Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-cap companies are companies with market capitalization equal to those within a universe of Russell 2000(R) Index stocks. Market capitalization is the total market value of a company's shares.

The Portfolio focuses on companies that appear attractive relative to other companies in the same economic sector based on both a number of quantitative factors including valuation and improving fundamentals as well as the fundamental stock and industry insights of the sector specific research and portfolio management teams.

The Portfolio Manager then uses a disciplined, systematic portfolio construction process to overweight the stocks that are the most attractive and underweight those stocks that it believes are the least attractive while trying to minimize uncompensated risks relative to the benchmark.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Porfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK

                                  MORTGAGE RISK

                                    REIT RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

       ING JPMORGAN SMALL CAP EQUITY PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2003            34.22%
2004

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 2000(R) Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 600 SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks, representing all major industries in the small-capitalization of the U.S. stock market. The Russell 2000(R) Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 2000(R) Index is a more appropriate index than the S&P SmallCap 600 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                      1 YEAR   05/01/02
                                                              (INCEPTION)
Class S Return                                          ____%        ____%
Russell 2000(R) Index                                   ____%        ____%
S&P SmallCap 600 Index                                  ____%        ____%


      BEST QUARTER


Quarter Ended
________             ____%


       WORST QUARTER


Quarter Ended
________             ____%



(1) The performance information presented above is for December 31 of each year or period.

(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.


MORE ON THE PORTFOLIO MANAGER


JPMorgan has managed the Portfolio since its inception and is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.

The following persons at JPMorgan are primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                             POSITION AND RECENT BUSINESS EXPERIENCE
----                             ---------------------------------------
Christopher T. Blum              Mr. Blum, Vice President, is a portfolio manager in the U.S.
                                 Small Cap Equity Group. An employee since 1996, he rejoined
                                 JPMorgan in 2001 and is currently responsible for managing structured small-cap core and small-cap value accounts. Prior to
                                 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at
                                 Pomona Capital.

Dennis S. Ruhl                   Mr. Ruhl, Vice President, is a portfolio manager in the U.S.
                                 Small Cap Equity Group. An employee of JPMorgan, since 1999, his current responsibilities include managing structured small cap core and value accounts.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Portfolio Manager builds a portfolio that they believe have characteristics of undervalued securities.

Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies, including shares of affiliated money market funds.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                                  MORTGAGE RISK
                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

JPMorgan is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.



NAME                             POSITION AND RECENT BUSINESS EXPERIENCE
----                             ---------------------------------------
Bradford L. Frishberg            Mr. Frishberg, Managing Director, founded and leads JPMorgan's large cap Active Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in
                                 JPMorgan's London office, then moved to JPMorgan's Tokyo office before returning to New York in 2000. Prior to that, Mr.
                                 Frishberg managed portfolios for Aetna Investment Management in
                                 Hong Kong. He holds a B.A. in business economics from Brown
                                 University and an M.A. degree in economics from Trinity College.
                                 He is also a CFA charterholder.

Alan Gutmann                     Mr. Gutmann, Vice President and a new member of the team, has worked for JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at
                                 First Manhattan Co. in 2001 and Oppenheimer Capital from
                                 1991-2000.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO


PORTFOLIO MANAGER

Julius Baer Investment Management LLC ("JBIM")


INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American depositary receipts, European depositary receipts, Global depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

In selecting investments for the Portfolio, the Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S.


The Portfolio Manager manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Portfolio Manager chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Portfolio Manager considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.


The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 25% of its total assets in such securities. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds." The Portfolio may invest in derivatives such as futures, options, and swaps as a hedging technique or in futherance of its investment objective.

The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe to be more promising.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

          ING JULIUS BAER FOREIGN PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2003            31.06%
2004

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the MSCI EAFE Index.


                       AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                      1 YEAR   05/01/02
                                                              (INCEPTION)
Class S Return                                          ____%        ____%
MSCI EAFE Index                                         ____%        ____%


      BEST QUARTER


Quarter Ended
________             ____%


       WORST QUARTER


Quarter Ended
________             ____%



(1) The performance information presented above is for December 31 of each year or period.

(2) Julius Baer Investment Management Inc. has managed the Portfolio since September 2, 2003. J.P. Morgan Investment Management Inc. managed the Portfolio from May 1, 2002 until September 1, 2003.


MORE ON THE PORTFOLIO MANAGER


Since September 2, 2003, JBIM has served as the Portfolio Manager to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities, fixed-income securities and alternative investments. As of December 31, 2004, JBIM managed over $____ billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.


The following persons at JBIM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                             POSITION AND RECENT BUSINESS EXPERIENCE
----                             ---------------------------------------
Rudolph-Riad Younes, CFA         Senior Vice President and Head of International Equity; has been with the Julius Baer organization since September 1993.

Richard Pell                     Senior Vice President and Chief Investment Officer; has been with the Julius Baer organization since January 1995.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO


PORTFOLIO MANAGER


Legg Mason Funds Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Portfolio Manager follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Portfolio Manager's assessment of their intrinsic value. Intrinsic value, according to the Portfolio Manager, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth." Thus the Portfolio Manager may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Portfolio Manager takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Portfolio Manager generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.


The Portfolio Manager may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the manager to offer the potential for long-term growth of capital, when an investment opportunity arises that the manager believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK
                                  CURRENCY RISK

                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK

                                  MANAGER RISK

                             MARKET AND COMPANY RISK

                               MARKET TRENDS RISK
                               OTC INVESTMENT RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

           ING LEGG MASON VALUE PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2001            (9.51%)
2002           (19.41%)
2003            22.53%
2004

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                      1 YEAR   10/02/00
                                                              (INCEPTION)
Class S Return                                          ____%        ____%
S&P 500 Index                                           ____%        ____%(3)


      BEST QUARTER


Quarter Ended
________             ____%


       WORST QUARTER


Quarter Ended
________             ____%



(1) The performance information presented above is for December 31 of each year or period.

(2) Legg Mason Funds Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(3)  Index return is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER

Prior to May 3, 2004, Janus Capital Management LLC served as Portfolio Manager to the Portfolio. Since May 3, 2004, Legg Mason serves as the Portfolio Manager to the Portfolio. Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.


The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2004, Legg Mason managed over $___ billion in assets under management.

Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer. Mr. Miller is the creator of Legg Mason's investment process and manager of the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has served as a portfolio manager with Legg Mason since 1982. Ms. Gay implements in the Portfolio the investment decisions and strategies implemented by Mr. Miller in the model portfolio, subject to the Portfolio's investment objectives, restrictions, cash flows, and other considerations.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less.

The Portfolio Manager utilizes the following decision making process to achieve the Portfolio's objectives:

     - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

     - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

     - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Portfolio Manager may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

     - SECURITY SELECTION. The Portfolio Manager emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.


The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. For a description of bond ratings, please refer to the Statement of Additional Information.


Instruments that are eligible for investment by the Portfolio include: corporate securities; mortgage-backed securities (including commercial and stripped mortgage-backed securities); collateralized mortgage obligations; GNMA certificates; asset-backed securities; variable and floating rate securities; debt securities with special features such as puts or maturity extension arrangements; Guaranteed Investment Contracts; U.S. treasury securities and U.S. government agency securities; municipal securities; money market securities, such as commercial paper, certificates of deposit, banking obligations, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; dollar rolls, U.S. dollar-denominated foreign securities, sovereign debt (up to 10% of total assets); securities of supranational organizations; shares of other investment companies; derivatives (including, but not limited to, forward currency contracts, options on foreign currencies, futures contracts, options on futures contracts, options (including call, put, dealer, exchange-traded, OTC, and stock index), and swaps) that could be used for

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

hedging purposes; credit-linked notes; structured securities; trust-preferred securities; warrants; real estate investment trusts; and zero-coupon and pay-in-kind bonds.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The Portfolio may also lend its securities.




The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK

                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK

                                  MORTGAGE RISK
                                    REIT RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

         ING LIMITED MATURITY BOND PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995            11.72%
1996             4.32%
1997             6.67%
1998             6.86%
1999             1.13%
2000             7.73%
2001             8.84%
2002             7.24%
2003             2.84%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Lehman Government/Credit Bond 1-3 Year Index. The Lehman Government/Credit Bond 1-3 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. It is not possible to invest directly in the Lehman Government/Credit Bond 1-3 Year Index.



                           AVERAGE ANNUAL RETURN(1)(2)



                                         1 YEAR      5 YEARS     10 YEARS
Class S Return                             ____%        ____%        ____%
Lehman Government/
  Credit Bond 1-3 Year Index               ____%        ____%        ____%


      BEST QUARTER


Quarter Ended
________             ____%


       WORST QUARTER


Quarter Ended
________             ____%



(1) The performance information presented above is for December 31 of each year.

(2) ING Investment Management Co. has managed the Portfolio since September 2, 2003. ING Investment Management, LLC managed the Portfolio from January 2, 1998 through September 1, 2003. Performance prior to January 2, 1998 is attributable to different portfolio managers.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Since September 2, 2003, ING IM, a Connecticut corporation, formerly Aeltus Investment Management Inc., has served as the Portfolio Manager to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly owned subsidiary of ING Groep, N.V. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2004, ING IM managed over $___ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The Portfolio is managed by a team of investment professionals led by Mr. James
B. Kauffmann. Mr. Kauffmann has been employed by ING IM's investment management operations since 1996 and has over 18 years of investment experience. Prior to joining ING IM's investment management operations, he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO

PORTFOLIO MANAGER


ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

High level of current income consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal. The Portfolio Manager implements its strategy through a four-step investment process also designed to ensure adherence to regulatory requirements.

Step One:      The Portfolio Manager actively maintains a formal approved list of high quality companies;

Step Two:      Securities of approved list issuers that meet maturity guidelines and are rated in one of the two highest ratings categories (or determined to be of comparable quality by the Portfolio Manager) are eligible for investment;

Step Three:    Eligible securities are reviewed to ensure that an investment in such securities would not cause the Portfolio to exceed its diversification limits; and

Step Four:     The Portfolio Manager makes yield curve positioning decisions based on liquidity requirements, yield curve analysis and market expectations of future interest rates.

Money market funds are highly regulated by Rule 2a-7 under the Investment Company Act of 1940, which sets forth specific maturity, quality and diversification guidelines. The Portfolio must adhere to procedures adopted by the Board of Trustees pursuant to Rule 2a-7 and to Rule 2a-7 itself. Some of these limitations include:

     - QUALITY. At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio;

     - MATURITY. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days; and

     - DIVERSIFICATION. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions.

The Portfolio may invest in U.S. dollar-denominated money market instruments including:

     -    U.S. Treasury and U.S. government agency securities;
     -    fully collateralized repurchase agreements;
     - bank obligations, including certificates of deposit, time deposits, and bankers' acceptances;
     -    commercial paper;
     -    asset-backed securities;
     - variable or floating rate securities, including variable rate demand obligations;
     - debt securities with special features such as puts, or maturity extension arrangements;
     -    short-term corporate debt securities other than commercial paper;
     -    U.S. dollar-denominated foreign securities;
     -    shares of other investment companies (not to exceed 10%);
     -    credit-linked notes;
     -    reverse repurchase agreements;
     -    structured securities; and
     -    Guaranteed Investment Contracts.

Some of the securities purchased may be considered illiquid and thus subject to a restriction of 10% of total assets.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

The Portfolio may lend up to 33 1/3% of its total assets. The Portfolio may also borrow up to 10% of its net assets (up to 25% to meet redemptions).

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                           GOVERNMENT SECURITIES RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             SECURITIES LENDING RISK


AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE YOU THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

             ING LIQUID ASSETS PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995            5.51%
1996            5.01%
1997            5.07%
1998            5.13%
1999            4.74%
2000            6.05%
2001            3.85%
2002            1.43%
2003            0.75%
2004

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. It is not possible to invest directly in the iMoneyNet First Tier Retail Index.

                           AVERAGE ANNUAL RETURN(1)(2)



                                         1 YEAR      5 YEARS    10 YEARS
Class S Return                             ____%        ____%        ____%
iMoneyNet First Tier
  Retail Index                             ____%        ____%        ____%


      BEST QUARTER


Quarter Ended
________             ____%


       WORST QUARTER


Quarter Ended
________             ____%



(1) The performance information presented above is for December 31 of each year.

(2) ING Investment Management Co. has managed the Portfolio since September 2, 2003. ING investment Management, LLC managed the Portfolio from January 2, 1998 through September 1, 2003. Performance prior to January 2, 1998 is attributable to different portfolio managers. The Portfolio commenced operations on January 24, 1989.



The Portfolio's 7-day yield as of December 31, 2004 was ____%. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.


MORE ON THE PORTFOLIO MANAGER


Prior to September 2, 2003, ING Investment Management, LLC served as the Portfolio Manager the Portfolio. Since September 2, 2003, ING IM, a Connecticut corporation, formerly Aeltus Investment Management Inc., serves as the Portfolio Manager to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2004, ING IM managed over $____ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The Portfolio has been managed by a team of investment professionals led by Mr. David S. Yealy since November 2004. Mr. Yealy joined ING IM in November 2004 and has over 18 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management ("Trusco") where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm's cash management business.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO

PORTFOLIO MANAGER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies.

In selecting investments for the Portfolio, the Portfolio Manager uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Portfolio Manger also may examine such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries and companies that should benefit from the overall trends the Portfolio Manager has observed.

The Portfolio Manager then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manager focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Portfolio Manager may visit with various levels of a company's management, as well as with its customers, suppliers and competitors. The Portfolio Manager also prepares detailed earnings and cash flow models of companies. These models enable the Portfolio Manager to attempt to project potential earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and estimated potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments. The Portfolio may also invest in:

     -    foreign securities (including in emerging or developing markets);

     -    forward foreign currency contracts, futures and options;

     -    debt securities;

     -    high-yield bonds (up to 35%) of any quality; and

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector.

When the Portfolio Manager believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Portfolio Manager has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH-YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                                   SECTOR RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

            ING MARSICO GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999             78.13%
2000            (21.99%)
2001            (30.23%)
2002            (29.57%)
2003             32.72%
2004

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                         1 YEAR      5 YEARS   08/14/98
                                                              (INCEPTION)
Class S Return                             ____%        ____%        ____%
S&P 500 Index                              ____%        ____%        ____%(3)


      BEST QUARTER


Quarter Ended
________             ____%


       WORST QUARTER


Quarter Ended
________             ____%



(1) The performance information presented above is for December 31 of each year or period.

(2) Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to different portfolio managers.

(3)  Index return is for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2004, Marsico managed over $____ billion in assets.


The following person at Marsico is primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                             POSITION AND RECENT BUSINESS EXPERIENCE
----                             ---------------------------------------
Thomas F. Marsico                Mr. Marsico is the Chief Investment Officer of Marsico and
                                 manages the investment program of the the Portfolio. Mr. Marsico founded Marsico in 1977, and has over 21 years of experience as a securities analyst and a portfolio manager.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from at least three different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential.

Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

The Portfolio may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

In selecting investments for the Portfolio, the Portfolio Manager uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Portfolio Manager also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries and companies that should benefit from the overall trends the Portfolio Manager has observed.

The Portfolio Manager then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manager focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (E.G., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Portfolio Manager may visit with various levels of a company's management, as well as with its customers, suppliers and competitors. The Portfolio Manager also prepares detailed earnings and cash flow models of companies. These models enable the Portfolio Manager to attempt to project potential earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and estimated potential future performance. The models include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                              MID-CAP COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                               SMALL COMPANY RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2004, Marsico managed over $___ billion in assets.

The following person at Marsico is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                             POSITION AND RECENT BUSINESS EXPERIENCE
----                             ---------------------------------------
James G. Gendelman               Portfolio Manager

                                 Prior to joining Marsico in May of 2000, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman,
                                 Sachs & Co. He holds a bachelor's degree in Accounting from
                                 Michigan State University and a MBA in Finance from the
                                 University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO

PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies"), which the Portfolio Manager believes have above-average growth potential. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in its policy of investing in mid-cap companies.


The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap(R) Growth Index at the time of the Portfolio's investment. The Russell MidCap(R) Growth Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell MidCap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2004, the top of the Russell MidCap(R) Growth Index was approximately $____ billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.


The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.


The Portfolio may invest up to 20% of its net assets in foreign securities (including ADRs and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts and forward foreign currency contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.


The Portfolio may also invest in debt securities and up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.


The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH-YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK

                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

            ING MFS MID CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)

1999             79.05%
2000              8.18%
2001            (23.62%)
2002            (48.80%)
2003             39.12%
2004

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap Growth(R) Index and Russell 2000(R) Index. The Russell Midcap Growth(R) Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURN(1)



                                         1 YEAR      5 YEARS   08/14/98
                                                              (INCEPTION)
Class S Return                             ____%        ____%        ____%
Russell Midcap Growth(R) Index             ____%        ____%        ____%(2)
Russell 2000(R) Index                      ____%        ____%        ____%(2)


      BEST QUARTER


Quarter Ended
________             ____%


       WORST QUARTER


Quarter Ended
________             ____%



(1) The performance information presented above is for December 31 of each year or period.

(2)  Index return is for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $____ billion as of December 31, 2004.


The Portfolio is managed by a team of portfolio managers comprised of David E. Sette-Ducati, an MFS Senior Vice President, and Eric B. Fischman. Messrs. Sette-Ducati and Fischman have been employed in the MFS investment management area since 2000 and 2002, respectively. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and for Dreyfus Corporation.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO

PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio is a "balanced fund," and invests in a combination of equity and fixed-income securities. Under normal market conditions, the Portfolio invests:


     - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and


     - at least 25%, but not more than 60%, of its net assets in non-convertible fixed-income securities.


The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

EQUITY PORTION. The Portfolio Manager uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Portfolio Manager generally purchases equity securities of companies that the Portfolio Manager believes are undervalued in the market relative to their long-term potential. The Portfolio Manager deems equity securities of companies to be undervalued if they are temporarily out of favor in the market due to any of the following:

     -    a decline in the market;

     -    poor economic conditions;

     - developments that have affected or may affect the issuer of the securities or the issuer's industry; and

     -    the market has overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:


     -    a fixed-income stream; and


     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.


FIXED-INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:


     - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities;

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

     - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio, and;

     - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.


In selecting fixed-income investments for the Portfolio, the Portfolio Manager considers the views of its group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

The Portfolio may invest up to 20% of its assets in foreign securities, and up to 20% of its assets in lower rated nonconvertible fixed-income securities and comparable unrated securities. The Portfolio may invest with no limitation in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.


The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK
                                   SECTOR RISK
                           UNDERVALUED SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

             ING MFS TOTAL RETURN PORTFOLIO - ANNUAL TOTAL RETURN(1)

1999             3.38%
2000            16.50%
2001             0.49%
2002            (5.10%)
2003            16.75%
2004

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's shares performance to that of the Standard & Poor's Composite Stock Price Index ("S&P 500 Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the 60% S&P 500/40% LBAB Index ("Composite Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURN(1)



                                           1 YEAR  5 YEARS   08/14/98
                                                            (INCEPTION)
Class S Return                              ____%   ____%       ____%
S&P 500 Index                               ____%   ____%       ____%(2)
LBAB Index                                  ____%   ____%       ____%(2)
Composite Index                             ____%   ____%       ____%(2)


         BEST QUARTER


Quarter Ended
______                      ____%


        WORST QUARTER


Quarter Ended
______                      ____%



(1) The performance information presented above is as of December 31 for each year or period.

(2)  Index returns are for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc., (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $____ billion as of December 31, 2004.

The Portfolio is managed by a team of portfolio managers at MFS led by Brooks Taylor and comprised of Kenneth J. Enright, Steven R. Gorham, Constantinos G. Mokas, and Michael W. Roberge, each an MFS Senior Vice President and a portfolio manager of the Portfolio's equity portion, and William J. Adams, Edward B. Baldini, William P. Douglas, Alan T. Langsner, and Katrina Mead, each a Vice President of MFS. These individuals have been employed in the MFS investment management area since: Mr. Taylor - 1996; Mr. Enright - 1986; Mr. Gorham - 1992; Mr. Mokas - 1990; Mr. Roberge and Mr. Baldini - 2000; Mr. Douglas - 2004; Mr. Langsner - 1999; and Ms. Mead and Mr. Adams - 1997.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------


ING MFS UTILITIES PORTFOLIO

PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Capital growth and current income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager considers a company to be in the utilities industry if, at the time of investment, the Portfolio Manager determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:

     - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

     - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio Manager uses a bottom-up, as opposed to top-down, investment style. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager. In performing this analysis and selecting securities for the Portfolio, the Portfolio Manager places a particular emphasis on each of the following factors:

     -    the current regulatory environment;

     -    the strength of the company's management team; and

     - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.

In selecting fixed-income investments for the Portfolio, the Portfolio Manager considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Portfolio Manager's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

     -    equity securities of foreign companies in the utilities industry;

     - fixed-income securities of foreign companies in the utilities industry; and

     -    fixed-income securities issued by foreign governments.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------



The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              HIGH YIELD BOND RISK
                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK
                               OTC INVESTMENT RISK
                                   SECTOR RISK
                             UTILITIES INDUSTRY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.

MORE ON THE PORTFOLIO MANAGER

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect, wholly- owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $___ billion as of December 31, 2004.

The Portfolio is managed by Maura A. Shaughnessy, Senior Vice President and Portfolio Manager. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)

PORTFOLIO MANAGER

OppenheimerFunds, Inc. ("OppenheimerFunds")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Portfolio, managers use an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

     - MULTI-FACTOR QUANTITATIVE MODELS: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

     - FUNDAMENTAL RESEARCH: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

     - JUDGMENT: The Portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]

      ING OPPENHEIMER MAIN STREET PORTFOLIO(R) - ANNUAL TOTAL RETURN(1)(2)

1999            24.23%
2000            (4.54%)
2001           (21.46%)
2002           (24.87%)
2003            24.57%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                           1 YEAR  5 YEARS   08/14/98
                                                            (INCEPTION)
Class S Return                              ____%   ____%       ____%
S&P 500 Index                               ____%   ____%       ____%(3)


         BEST QUARTER


Quarter Ended
______                      ____%


        WORST QUARTER


Quarter Ended
______                      ____%



(1) The performance information presented above is for December 31 of each year or period.

(2) OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004. Massachusetts Financial Services Company managed the Portfolio from August 10, 1998 through November 7, 2004.

(3)  Index return is for the period beginning August 1, 1998.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER

OppenheimerFunds, Portfolio Manager to the Portfolio, has been an investment advisor since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street - 11th Floor, New York, New York 10281-1008. The Portfolio Manager and its subsidiaries and controlled affiliates managed over $_____ billion in assets as of December 31, 2004 including other Oppenheimer funds, with more than 7 million shareholder accounts.

The Porfolio is co-managed by Nikolaos Monoyios and Marc Reinganum. Mr. Munoyios joined the Portfolio Manager in 1998 and is a Vice president of OppenheimerFunds and an officer and portfolio manager of other Oppenheimer funds. Dr. Reinganum is a Vice President of OppenheimerFunds. Prior to joining the Portfolio Manager in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO

PORTFOLIO MANAGER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio is diversified and seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within a three-to six-year time frame based upon the Portfolio Manager's forecast of interest rates.

The instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, Yankees and Euros; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to non-U.S. dollar-denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.


The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   CREDIT RISK

                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                                  MORTGAGE RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

            ING PIMCO CORE BOND PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999            (8.62%)
2000             0.94%
2001             2.46%
2002             8.68%
2003             4.84%
2004

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of a broad measure of market performance - the Lehman Brothers Aggregate Bond Index ("LBAB Index"). The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. It is not possible to invest directly in the LBAB Index.

                       AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                           1 YEAR  5 YEARS   08/14/98
                                                            (INCEPTION)
Class S Return                              ____%   ____%       ____%
LBAB Index                                  ____%   ____%       ____%(3)


         BEST QUARTER


Quarter Ended
______                      ____%


        WORST QUARTER


Quarter Ended
______                      ____%



(1) The performance information presented above is for December 31 of each year or period.

(2) Pacific Investment Management Company LLC has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 a different portfolio manager managed the Portfolio, and the Portfolio's strategy to invest in bonds of global issuers was different.

(3)  Index return is for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2004, PIMCO had over $____ billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP and is a California-based insurance company.

Pasi Hamalainen is responsible for the day-to-day management of the Portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the Portfolio.

Mr. Hamalainen, Managing Director, generalist portfolio manager, member of PIMCO's investment committee and head of risk oversight, joined PIMCO in 1994. He has eleven years of investment experience and holds a bachelor's degree in both electrical engineering and finance from the University of Pennsylvania and a master's in finance from The Wharton School at the University of Pennsylvania. Mr. Gross, CFA, Managing Director, and Chief Investment Officer, was a founding partner of PIMCO in 1971. Mr. Gross has over 30 years of investment experience and is the author of BILL GROSS ON INVESTING. Mr. Gross has an MBA from UCLA Graduate School of Business.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO

PORTFOLIO MANAGER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two-to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-US dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to non-U.S. dollar denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; Yankees and Euros; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.

The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                  CURRENCY RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MORTGAGE RISK

                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class S shares commenced operations May 3, 2004 and therefore do not have a full calendar year of performance, annual performance information is not provided.


MORE ON THE PORTFOLIO MANAGER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2004, PIMCO had over $___ billion in assets under management.

PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP and is a California-based insurance company.

Raymond G. Kennedy is a Managing Director, portfolio manager and senior member of PIMCO's investment strategy group. He manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr. Kennedy joined the firm in 1996, previously having been associated with the Prudential Insurance Company of America as a private placement asset manager, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed-income securities. Prior to that, he was a consultant for Andersen Consulting (now Accenture) in Los Angeles and London. He has seventeen years of investment management experience and holds a bachelor's degree from Stanford University and an MBA from the Anderson Graduate School of Manangement at the University of California, Los Angeles. Mr. Kennedy is also a member of LTSA.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO

PORTFOLIO MANAGER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests in a broad list of carefully selected, securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

The Portfolio Manager uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Portfolio Manager to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Portfolio Manager evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, The Portfolio Manager employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Portfolio Manager also considers a security's potential to provide a reasonable amount of income. The Portfolio Manager relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Portfolio Manager focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Portfolio Manager looks for in selecting investments include:

     -    Favorable expected returns relative to perceived risk;

     -    Above average potential for earnings and revenue growth;

     - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

     - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.

MORE ON THE PORTFOLIO MANAGER

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2004, assets under management were over $____ billion worldwide, including over $____ billion in assets under management by Pioneer.

Day-to-day management of the Portfolio is the responsibility of John A. Carey, Portfolio Manager, and Walter Hunnewell, Jr., Assistant Portfolio Manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Carey and Mr. Hunnewell may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is Director of Portfolio Management and an Executive Vice President of Pioneer. Mr. Carey joined Pioneer as an analyst in 1979. Mr. Hunnewell is a Vice President of Pioneer. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001.

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO

PORTFOLIO MANAGER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Portfolio Manager uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Portfolio Manager evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Portfolio Manager employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Portfolio Manager relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Portfolio Manager focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Portfolio Manager looks for in selecting investments include:

     -    Favorable expected returns relative to perceived risk;

     -    Management with demonstrated ability and commitment to the company;

     - Low market valuations relative to earnings forecast, book value, cash flow and sales;

     - Turnaround potential for companies that have been through difficult periods;

     - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

     - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                      Description of Portfolios (continued)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of the date of this Prospectus, annual performance is not provided.

MORE ON THE PORTFOLIO MANAGER

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2004, assets under management were over $____ billion worldwide, including over $____ billion in assets under management by Pioneer.

Day-to-day management of the Portfolio is the responsibility of J. Rodman Wright, Portfolio Manager, and Sean Gavin, Assistant Portfolio Manager. The Portfolio Managers are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. The portfolio managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Wright is a senior vice president of Pioneer. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988. Mr. Gavin is a Vice President and joined Pioneer in 2002 as an Assistant Portfolio Manager. Prior to joining Pioneer, Mr. Gavin was employed as an analyst at Boston Partners from 2000 to 2002 and at Delphi Management from 1998 to 2000.

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--------------------------------------------------------------------------------
                           Portfolio Fees and Expenses
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2004 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS S SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                          MANAGEMENT        DISTRIBUTION        SHAREHOLDER       OTHER
                                                             FEE             (12b-1)FEE        SERVICES FEE      EXPENSES
------------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio                    ___%              0.00%              0.25%           ___%(2)
ING Evergreen Health Sciences Portfolio                           ___%              0.00%              0.25%           ___%(2)
ING Evergreen Omega Portfolio                                     ___%              0.00%              0.25%           ___%(2)
ING International Portfolio                                       ___%              0.00%              0.25%           ___%(2)
ING Janus Contrarian Portfolio                                    ___%              0.00%              0.25%           ___%(2)
ING JPMorgan Emerging Markets Equity Portfolio                    ___%              0.00%              0.25%           ___%(2)
ING JPMorgan Small Cap Equiy Portfolio                            ___%              0.00%              0.25%           ___%(2)
ING JPMorgan Value Opportunities Portfolio                        ___%              0.00%              0.25%           ___%(3)(4)
ING Julius Baer Foreign Portfolio                                 ___%              0.00%              0.25%           ___%(2)
ING Legg Mason Value Portfolio                                    ___%              0.00%              0.25%           ___%(2)
ING Limited Maturity Bond Portfolio                               ___%              0.00%              0.25%           ___%(2)
ING Liquid Assets Portfolio                                       ___%              0.00%              0.25%           ___%(2)
ING Marsico Growth Portfolio                                      ___%              0.00%              0.25%           ___%(2)
ING Marsico International Opportunities Portfolio                 ___%              0.00%              0.25%           ___%(3)(4)
ING MFS Mid Cap Growth Portfolio                                  ___%              0.00%              0.25%           ___%(2)
ING MFS Total Return Portfolio                                    ___%              0.00%              0.25%           ___%(2)
ING MFS Utilities Portfolio                                       ___%              0.00%              0.25%           ___%(3)(4)
ING Oppenheimer Main Street Portfolio(R)                          ___%              0.00%              0.25%           ___%(2)
ING PIMCO Core Bond Portfolio                                     ___%              0.00%              0.25%           ___%(2)
ING PIMCO High Yield Portfolio                                    ___%              0.00%              0.25%           ___%(2)
ING Pioneer Fund Portfolio                                        ___%              0.00%              0.25%           ___%(4)
ING Pioneer Mid Cap Value Portfolio                               ___%              0.00%              0.25%           ___%(4)

                                                             TOTAL             WAIVERS,          TOTAL NET
                                                           OPERATING       REIMBURSEMENTS,       OPERATING
                                                            EXPENSES       AND RECOUPMENTS        EXPENSES
------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio                    ___%                 ___%             ___%
ING Evergreen Health Sciences Portfolio                           ___%                 ___%             ___%
ING Evergreen Omega Portfolio                                     ___%                 ___%             ___%
ING International Portfolio                                       ___%                 ___%             ___%
ING Janus Contrarian Portfolio                                    ___%(5)              ___%             ___%
ING JPMorgan Emerging Markets Equity Portfolio                    ___%                 ___%             ___%
ING JPMorgan Small Cap Equiy Portfolio                            ___%(5)              ___%             ___%
ING JPMorgan Value Opportunities Portfolio                        ___%                 ___%(6)          ___%
ING Julius Baer Foreign Portfolio                                 ___%                 ___%             ___%
ING Legg Mason Value Portfolio                                    ___%(5)              ___%             ___%
ING Limited Maturity Bond Portfolio                               ___%                 ___%             ___%
ING Liquid Assets Portfolio                                       ___%                 ___%             ___%
ING Marsico Growth Portfolio                                      ___%(5)              ___%             ___%
ING Marsico International Opportunities Portfolio                 ___%                 ___%(6)          ___%
ING MFS Mid Cap Growth Portfolio                                  ___%(5)              ___%             ___%(7)
ING MFS Total Return Portfolio                                    ___%(5)              ___%             ___%
ING MFS Utilities Portfolio                                       ___%                 ___%(6)          ___%
ING Oppenheimer Main Street Portfolio(R)                          ___%(5)              ___%             ___%
ING PIMCO Core Bond Portfolio                                     ___%                 ___%             ___%
ING PIMCO High Yield Portfolio                                    ___%                 ___%             ___%
ING Pioneer Fund Portfolio                                        ___%                 ___%(6)          ___%
ING Pioneer Mid Cap Value Portfolio                               ___%                 ___%(6)          ___%



(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its manager, Directed Services, Inc., ("DSI") provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(3) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios.

--------------------------------------------------------------------------------
                     Portfolio Fees and Expenses (continued)
--------------------------------------------------------------------------------


(4) "Other Expenses" for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios are estimated because they did not have a full calendar year of performance as of December 31, 2004.

(5) A portion of the brokerage commissions that the ING Janus Contrarian, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return and ING Oppenheimer Main Street Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2004 would have been ___%, ___%, ___%, ___%, ___%, ___% and ___%, respectively. This arrangement may be discontinued at any time.

(6) Directed Services, Inc. ("DSI"), the manager, has entered into a written expense limitation agreement with respect to ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupment." The expense limitation agreement will continue through at least May 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

(7) Directed Services, Inc. ("DSI") has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the "Total Net Operating Expenses" for the Portfolio for the year ended December 31, 2004, would have been ___%. This arrangement may be discontinued by DSI at any time.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Class S shares of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio                    $  ___    $  ___    $  ___    $  ___
ING Evergreen Health Sciences Portfolio                           $  ___    $  ___    $  ___    $  ___
ING Evergreen Omega Portfolio                                     $  ___    $  ___    $  ___    $  ___
ING International Portfolio                                       $  ___    $  ___    $  ___    $  ___
ING Janus Contrarian Portfolio                                    $  ___    $  ___    $  ___    $  ___
ING JPMorgan Emerging Markets Equity Portfolio                    $  ___    $  ___    $  ___    $  ___
ING JPMorgan Small Cap Equity Portfolio                           $  ___    $  ___    $  ___    $  ___
ING JPMorgan Value Opportunities Portfolio(1)                     $  ___    $  ___    $  ___    $  ___
ING Julius Baer Foreign Portfolio                                 $  ___    $  ___    $  ___    $  ___
ING Legg Mason Value Portfolio                                    $  ___    $  ___    $  ___    $  ___
ING Limited Maturity Bond Portfolio                               $  ___    $  ___    $  ___    $  ___
ING Liquid Assets Portfolio                                       $  ___    $  ___    $  ___    $  ___
ING Marsico Growth Portfolio                                      $  ___    $  ___    $  ___    $  ___
ING Marsico International Opportunities Portfolio(1)              $  ___    $  ___    $  ___    $  ___
ING MFS Mid Cap Growth Portfolio                                  $  ___    $  ___    $  ___    $  ___
ING MFS Total Return Portfolio                                    $  ___    $  ___    $  ___    $  ___
ING MFS Utilities Portfolio(1)                                    $  ___    $  ___    $  ___    $  ___
ING Oppenheimer Main Street Portfolio(R)                          $  ___    $  ___    $  ___    $  ___
ING PIMCO Core Bond Portfolio                                     $  ___    $  ___    $  ___    $  ___
ING PIMCO High Yield Portfolio                                    $  ___    $  ___    $  ___    $  ___
ING Pioneer Fund Portfolio(1)                                     $  ___    $  ___    $  ___    $  ___
ING Pioneer Mid Cap Value Portfolio(1)                            $  ___    $  ___    $  ___    $  ___



(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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--------------------------------------------------------------------------------
                           Summary of Principal Risks
--------------------------------------------------------------------------------


THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS SUMMARY OF PRINCIPAL RISKSA WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

ALLOCATION RISK. A Portfolio will allocate its investments between equity and fixed-income securities, and among various segments of the fixed-income markets, based upon judgments made by a Portfolio Manager. A Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain a portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

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--------------------------------------------------------------------------------
                     Summary of Principal Risks (continued)
--------------------------------------------------------------------------------


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940
Act), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social, and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs, and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security.

GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (GNMA). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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--------------------------------------------------------------------------------
                     Summary of Principal Risks (continued)
--------------------------------------------------------------------------------

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.


HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.


HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Portfolio Manager to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging

--------------------------------------------------------------------------------
                     Summary of Principal Risks (continued)
--------------------------------------------------------------------------------

risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Portfolio invests.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment

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risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the SUMMARY OF PRINCIPAL RISKS (CONTINUED)voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.



PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.



PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

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                     Summary of Principal Risks (continued)
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SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.


UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise.


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                     Summary of Principal Risks (continued)
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Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.


VALUE INVESTING RISK. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

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PERCENTAGE AND RATING LIMITATION


Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.


A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS


A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, and debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional Information. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as an independent registered public accounting firm to the Portfolios.


ADMINISTRATIVE SERVICES


In addition to advisory services, DSI has been contracted to provides administrative and other services necessary for the ordinary operation of the Portfolios (except for ING JPMorgan Value Opportunities, ING Marsico International


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Opportunities, and ING MFS Utilities Portfolios). For these Portfolios, DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios directly, include acting as a liaison among the various services providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class, Service Class ("Class S"), and Service 2 Class shares. ING Liquid Assets and ING PIMCO High Yield Portfolios do not offer ADV Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.


SERVICE FEES The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each Portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including variable contract owners with interests in the

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Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING


The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price


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arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio does not accurately value securities, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolio's polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash. The Custodian is also responsible for safekeeping the Trust's assets and for portfolio accounting services for the Portfolios.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.


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                         Overall Management of the Trust
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THE ADVISER


DSI, a New York corporation, is the adviser to the Trust. As of December 31, 2004, DSI managed over $___ billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and a broker-dealer.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing Portfolio Manager with a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' Statement of Additional Information.


DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE

The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:


                                                                               FEE PAID TO DSI DURING 2004
                                                                             (AS A PERCENTAGE OF AVERAGE NET
     PORTFOLIO                                                                         ASSETS)(1)
     -------------------------------------------------------------------------------------------------------
     ING Eagle Asset Capital Appreciation Portfolio                                      ____%
     ING Evergreen Health Sciences Portfolio                                             ____%
     ING Evergreen Omega Portfolio                                                       ____%
     ING International Portfolio                                                         ____%
     ING Janus Contrarian Portfolio                                                      ____%
     ING JPMorgan Emerging Markets Equity Portfolio                                      ____%
     ING JPMorgan Small Cap Equity Portfolio                                             ____%
     ING Julius Baer Foreign Portfolio                                                   ____%
     ING Legg Mason Value Portfolio                                                      ____%
     ING Limited Maturity Bond Portfolio                                                 ____%
     ING Liquid Assets Portfolio                                                         ____%
     ING Marsico Growth Portfolio(2)                                                     ____%
     ING MFS Mid Cap Growth Portfolio(3)                                                 ____%
     ING MFS Total Return Portfolio                                                      ____%
     ING Oppenheimer Main Street Portfolio(R)(3)                                         ____%
     ING PIMCO Core Bond Portfolio                                                       ____%
     ING PIMCO High Yield Portfolio                                                      ____%



(1) Directed Services, Inc. pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.
(2) Directed Services, Inc. voluntarily waived 0.05% of its management fee for the ING Marsico Growth Portfolio for assets in excess of $1.3 billion through December 31, 2004.
(3) For the year ended December 31, 2004, Directed Services, Inc. voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth and ING Oppenheimer Main Street Portfolios in an amount equal to 0.01% for each Portfolio.

--------------------------------------------------------------------------------
                                 Net Asset Value
--------------------------------------------------------------------------------


The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.


When market quotations are not readily available or are deemed unreliable, the Portfolio may use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades, likely would have changed by the time the close of the NYSE, or the closing value is otherwise deemed unreliable;


     -    Securities of an issuer that has entered into a restructuring;


     -    Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

     -    Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determine its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

--------------------------------------------------------------------------------
                             Taxes and Distributions
--------------------------------------------------------------------------------


The Portfolios distribute their net investment income, if any, on their outstanding shares annually, except that investment income of the ING Liquid Assets and ING PIMCO High Yield Portfolios, respectively, are declared as dividends daily and paid monthly and the ING Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio other than the ING Liquid Assets Portfolio will reduce the per share net asset value by the per share amount paid.


The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2004 (the Portfolios' fiscal year end), audited financial highlights are not available.


ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


                                                                                      CLASS S
                                                             ---------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------------------------
                                                                2004         2003        2002#      2001       2000
----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                          $                 12.80      15.55      16.61       15.52
 Income (loss) from investment operations:
 Net investment income                                       $                  0.15       0.13       0.12        0.13
 Net realized and unrealized gain (loss) on investments      $                  3.08      (2.78)     (0.86)       1.22
 Total from investment operations                            $                  3.23      (2.65)     (0.74)       1.35
 Less Distributions:
 Dividends from net investment income                        $                 (0.03)     (0.10)     (0.11)      (0.19)
 Distributions from capital gains                            $                    --         --      (0.21)      (0.02)
 Return of capital                                           $                    --         --         --       (0.05)
 Total distributions                                         $                 (0.03)     (0.10)     (0.32)      (0.26)
 Net asset value, end of year                                $                 16.00      12.80      15.55       16.61
 TOTAL RETURN                                                %                 25.26     (17.05)     (4.43)       8.77
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                          $               217,037    177,515    204,675     186,345
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture                        %                  0.94       0.94         --          --
 Before brokerage commission recapture                       %                  0.94       0.95       0.95        0.95
 Ratio of net investment income to average net assets        %                  1.10       0.90       0.76        0.92
 Portfolio turnover rate                                     %                    43         41         61          84


# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING EVERGREEN HEALTH SCIENCES PORTFOLIO



                                                                                                            CLASS S
                                                                                                          ------------
                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                              2004
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                                     $
 Income from investment operations:
 Net investment loss                                                                                      $
 Net realized and unrealized gain (loss) on investments                                                   $
 Total from investment operations                                                                         $
 Net asset value, end of period                                                                           $
 TOTAL RETURN                                                                                             %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                        $
 Ratios to average net assets:
 Net expenses                                                                                             %
 Net investment income (loss)                                                                             %
 Portfolio turnover rate                                                                                  %

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------


ING EVERGREEN OMEGA PORTFOLIO



                                                                                                            CLASS S
                                                                                                          ------------
                                                                                                          PERIOD ENDED
                                                                                                          DECEMBER 31,
                                                                                                              2004
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                                     $
 Income from investment operations:
 Net investment loss                                                                                      $
 Net realized and unrealized gain (loss) on investments                                                   $
 Total from investment operations                                                                         $
 Net asset value, end of period                                                                           $
 TOTAL RETURN                                                                                             %
 Ratios and Supplemental Data:
 Net assets, end of period (000's)                                                                        $
RATIOS TO AVERAGE NET ASSETS:
 Net expenses                                                                                             %
 Net investment income (loss)                                                                             %
 Portfolio turnover rate                                                                                  %


ING INTERNATIONAL PORTFOLIO


                                                                                                     CLASS S
                                                                                 ----------------------------------------------
                                                                                            YEAR ENDED
                                                                                            DECEMBER 31,           PERIOD ENDED
                                                                                 --------------------------------  DECEMBER 31,
                                                                                   2004        2003        2002#       2001*
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                            $               6.89        8.29          8.26
 Income (loss) from investment operations:
 Net investment income (loss)                                                    $               0.09        0.06         (0.00)(1)
 Net realized and unrealized gain (loss) on investments and foreign currencies   $               1.92       (1.40)         0.03
 Total from investment operations                                                $               2.01       (1.34)         0.03
 Less distributions:
 Dividends from net investment income                                            $              (0.02)      (0.04)           --
 Distributions from capital gains                                                $                 --       (0.02)           --
 Total distributions                                                             $              (0.02)      (0.06)           --
 Net asset value, end of period                                                  $               8.88        6.89          8.29
 TOTAL RETURN++                                                                  %              29.17      (16.15)         0.36

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                            $            184,662     139,789       171,577
 Ratio of operating expenses to average net assets+                              %               1.26        1.26          1.25
 Ratio of net investment income/(loss) to average net assets+                    %               1.19        0.69         (0.15)
 Portfolio turnover rate                                                         %                116         115            99


*    The ING International Portfolio commenced operations on December 17, 2001.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(1)  Amount is less than $0.01.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------


ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO*



                                                                                                     CLASS S
                                                                                 -------------------------------------------------
                                                                                               YEAR ENDED DECEMBER 31,
                                                                                 -------------------------------------------------
                                                                                  2004    2003      2002#     2001          2000
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                                              $          6.34      7.10      7.59         11.56
 Income (loss) from investment operations:
 Net investment income (loss)                                                    $          0.06      0.02      0.09         (0.05)
 Net realized and unrealized gain (loss) on investments and foreign currencies   $          2.90     (0.78)    (0.49)        (3.86)
 Total from investment operations                                                $          2.96     (0.76)    (0.40)        (3.91)
 Less Distributions:
 Dividends from net investment income                                            $         (0.02)       --     (0.08)           --
 Dividends in excess of net investment income                                    $            --        --        --            --
 Distributions from capital gains                                                $            --        --     (0.01)        (0.06)
 Total distributions                                                             $         (0.02)       --     (0.09)        (0.06)
 Net asset value, end of year                                                    $          9.28      6.34      7.10          7.59
 TOTAL RETURN                                                                    %         46.62    (10.70)    (5.25)       (33.79)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                                              $       113,494    62,732    74,797        60,541
 Ratio of operating expenses to average net assets                               %          1.77      1.76      1.76          1.75
 Ratio of net investment income (loss) to average net assets                     %          1.06      0.25      1.27         (0.39)
 Portfolio turnover rate                                                         %            95       166       180           130



* Since March 1, 1999, Baring International Investment Limited has served as Portfolio Manager for the ING Developing World Portfolio. Prior to that date, a different firm served as Portfolio Manager.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JANUS CONTRARIAN PORTFOLIO

                                                                                    CLASS S
                                                             ---------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,         PERIOD ENDED
                                                             -----------------------------------    DECEMBER 31,
                                                              2004     2003     2002#     2001        2000*#
----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                        $          6.25      8.44      8.91         10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                $         (0.03)    (0.03)     0.00(1)       0.04
 Net realized and unrealized gain (loss) on
 investments and foreign currencies                          $          3.18     (2.16)    (0.45)        (1.12)
 Total from investment operations                            $          3.15     (2.19)    (0.45)        (1.08)
 Less distributions:
 Dividends from net investment income                        $            --        --     (0.02)        (0.01)
 Distributions from capital gains                            $            --        --        --         (0.00)(1)
 Total distributions                                         $            --        --     (0.02)        (0.01)
 Net asset value, end of period                              $          9.40      6.25      8.44          8.91
 TOTAL RETURN++                                              %         50.40    (25.95)    (5.03)       (10.80)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                        $        53,873    21,815    26,151         8,125
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                       %          1.08      1.07        --            --
 Before brokerage commission recapture+                      %          1.11      1.11      1.11          1.10
 Ratio of average net income (loss) to average net assets+   %         (0.50)    (0.42)     0.25          1.92
 Portfolio turnover rate                                     %            43        54        95            12

*    The ING Janus Special Equity Portfolio commenced operations on October 2,
     2000.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
(1)  Amount is less than $0.01.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------


ING JPMORGAN SMALL CAP EQUITY PORTFOLIO



                                                                                                     CLASS S
                                                                                       ----------------------------------
                                                                                            YEAR ENDED
                                                                                            DECEMBER 31,     PERIOD ENDED
                                                                                       -------------------   DECEMBER 31,
                                                                                         2004       2003        2002*#
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                  $              7.92          10.00
 Income (loss) from investment operations:
 Net investment loss                                                                   $             (0.03)         (0.03)
 Net realized and unrealized gain (loss) on investments                                $              2.74          (2.05)
 Total from investment operations                                                      $              2.71          (2.08)
 Net asset value, end of period                                                        $             10.63           7.92
 TOTAL RETURN++                                                                        %             34.22         (20.80)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                                  $            65,648         13,458
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                                                 %              1.14           1.13
 Before brokerage commission recapture+                                                %              1.15           1.15
 Ratio of net investment loss to average net assets+                                   %             (0.56)         (0.48)
 Portfolio turnover rate                                                               %                35             15


*    The ING JPMorgan Small Cap Equity Portfolio commenced operations on May 1,
     2002.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JULIUS BAER FOREIGN PORTFOLIO*


                                                                                                     CLASS S
                                                                                       ----------------------------------
                                                                                             YEAR ENDED
                                                                                            DECEMBER 31,     PERIOD ENDED
                                                                                       -------------------   DECEMBER 31,
                                                                                         2004       2003       2002(A)#
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                  $              8.28          10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                                          $              0.04           0.04
 Net realized and unrealized gain (loss) on investments and foreign currencies         $              2.52          (1.74)
 Total from investment operations                                                      $              2.56          (1.70)
 Less distributions:
 Dividends from net investment income                                                  $             (0.07)         (0.02)
 Dividends from capital gains                                                          $             (0.35)            --
 Total distributions                                                                   $             (0.42)         (0.02)
 Net asset value, end of period                                                        $             10.42           8.28
 TOTAL RETURN++                                                                        %             31.06         (16.97)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                                  $            37,205          9,147
 Ratio of operating expenses to average net assets+                                    %              1.25           1.25
 Ratio of net investment income/(loss) to average net assets+                          %              0.69           0.57
 Portfolio turnover rate                                                               %               183             23


* From May 1, 2002 through September 2, 2003, the Portfolio was known as the ING JPMorgan Fleming International Enhanced EAFE Portfolio. Since September 2, 2003, Julius Baer Investment Management has served as the Portfolio Manager for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Portfolio Manager.
(A)  The Julius Baer Foreign Portfolio commenced operations on May 1, 2002.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO*


                                                                                       CLASS S
                                                             -----------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,             PERIOD ENDED
                                                             --------------------------------------------   DECEMBER 31,
                                                               2004      2003          2002#       2001       2000(A)#
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                        $             7.20          8.97        9.97          10.00
 Loss from investment operations:
 Net investment income                                       $             0.02          0.04        0.02           0.07
 Net realized and unrealized gain (loss)
 on investments and foreign currencies                       $             1.60         (1.78)      (0.97)         (0.09)
 Total from investment operations                            $             1.62         (1.74)      (0.95)         (0.02)
 Less distributions:
 Dividends from net investment income                        $            (0.00)(1)     (0.03)      (0.05)         (0.01)
 Net asset value, end of period                              $             8.82          7.20        8.97           9.97
 TOTAL RETURN++                                              %            22.53        (19.41)      (9.51)         (0.21)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                        $          223,701       130,480      93,222         15,231
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                       %             1.09          1.08          --             --
 Before brokerage commission recapture+                      %             1.10          1.11        1.11           1.10
 Ratio of net investment income to average net assets+       %             0.32          0.49        0.93           2.63
 Portfolio turnover rate                                     %               38            50          42              5


* On May 3, 2004, Legg Mason Funds Management Inc. became the Portfolio Manager and the Portfolio has been renamed the ING Legg Mason Value Portfolio. From September 9, 2002 through May 2, 2004, Janus Capital Management served as Portfolio Manager and this Portfolio was known as the ING Janus Growth and Income Portfolio. On January 30, 2002 there was a name change from Growth and Income Portfolio to Janus Growth and Income Portfolio.
(A)  The ING Legg Mason Value Portfolio commenced operations on October 2, 2000.
+    Annualized for periods less than one year.
++   Total return for periods less than one year are not annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(1)  Amount is less than $0.01.

ING LIMITED MATURITY BOND PORTFOLIO


                                                                                       CLASS S
                                                                ------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------
                                                                 2004        2003        2002#      2001       2000
----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                             $              11.44      11.02      10.53       10.42
 Income (loss) from investment operations:
 Net investment income                                          $               0.43       0.46       0.41        0.55
 Net realized and unrealized gain (loss) on investments         $              (0.10)      0.34       0.52        0.26
 Total from investment operations                               $               0.33       0.80       0.93        0.81
 Less distributions:
 Dividends from net investment income                           $              (0.09)     (0.33)     (0.44)      (0.70)
 Distributions from capital gains                               $              (0.03)     (0.05)        --          --
 Total distributions                                            $              (0.12)     (0.38)     (0.44)      (0.70)
 Net asset value end of year                                    $              11.65      11.44      11.02       10.53
 TOTAL RETURN                                                   %               2.84       7.24       8.84        7.73

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                             $            572,056    611,262    462,492     251,060
 Ratio of operating expenses to average net assets              %               0.53       0.53       0.53        0.55
 Ratio of operating expenses to average net assets, including
 interest expense                                               %               0.53       0.53       0.54        0.56
 Ratio of net investment income to average net assets           %               3.26       4.03       4.98        6.11
 Portfolio turnover rate                                        %                 91        169        117         153


# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

ING LIQUID ASSET PORTFOLIO


                                                                                          CLASS S
                                                                ---------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------------
                                                                  2004       2003          2002#       2001        2000
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                             $              1.00           1.00        1.00       1.00
 Income from investment operations:
 Net investment income                                          $             0.007          0.014       0.038      0.059
 Net realized and unrealized gain (loss) on investments         $            (0.000)(1)         --          --         --
 Total from investment operations                               $             0.007          0.014       0.038      0.059
 Less distributions:
 Dividends from net investment income                           $            (0.007)(1)     (0.014)     (0.038)    (0.059)
 Net asset value, end of year                                   $              1.00           1.00        1.00       1.00
 TOTAL RETURN++                                                 %              0.75           1.43        3.85       6.05

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                             $           772,725      1,091,743   1,126,626    718,891
 Ratio of operating expenses to average net assets              %              0.53           0.53        0.54       0.55
 Ratio of net investment income to average net assets           %              0.75           1.42        3.63       5.91


# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

(1)  Amount is less than $0.01.

ING MARSICO GROWTH PORTFOLIO*


                                                                                          CLASS S
                                                                -----------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                                -----------------------------------------------------------
                                                                  2004       2003          2002#       2001         2000
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                             $              9.72          13.80       19.78        27.49
 Income (loss) from investment operations:
 Net investment income (loss)                                   $             (0.02)         (0.02)       0.00(1)      0.29
 Net realized and unrealized gain (loss) on investments and
 foreign currencies                                             $              3.20          (4.06)      (5.98)       (6.43)
 Total from investment operations                               $              3.18          (4.08)      (5.98)       (6.14)
 Less distributions:
 Dividends from net investment income                           $                --             --          --        (0.34)
 Distributions from capital gains                               $                --             --          --        (1.23)
 Return of capital                                              $                --             --          --        (0.00)(1)
 Total distributions                                            $                --             --          --        (1.57)
 Net asset value, end of year                                   $             12.90           9.72       13.80        19.78
 TOTAL RETURN                                                   %             32.72         (29.57)     (30.23)      (21.99)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                             $           845,269        616,225   1,101,625    1,638,875
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture                           %              1.02           0.97          --           --
 Before brokerage commission recapture                          %              1.04           1.04        1.01         0.99
 Ratio of net investment income (loss) to average net assets    %             (0.17)         (0.15)       0.01         0.19
 Portfolio turnover rate                                        %                82            186          88           60


* Prior to March 1, 1999, the ING Marsico Growth Portfolio was named the Value & Growth Series. Since December 14, 2002, Marsico Capital Management, LLC has served as Portfolio Manager for the ING Marsico Growth Portfolio. Prior to that date, the Series had been advised by another Portfolio Manager.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(1)  Amount is less than $0.01.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO


                                                                                           CLASS S
                                                                -----------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                -----------------------------------------------------------
                                                                  2004        2003         2002#       2001         2000
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                             $              7.26          14.18       18.67        29.59
 Income (loss) from investment operations:
 Net investment loss                                            $             (0.03)         (0.05)      (0.10)       (0.10)
 Net realized and unrealized gain (loss) on investments and
 foreign currencies                                             $              2.87          (6.87)      (4.31)        1.43
 Total from investment operations                               $              2.84          (6.92)      (4.41)        1.33
 Less distributions:
 Distributions from capital gains                               $                --             --       (0.08)      (12.25)
 Total distributions                                            $                --             --       (0.08)      (12.25)
 Net asset value, end of year                                   $             10.10           7.26       14.18        18.67
 TOTAL RETURN                                                   %             39.12         (48.80)     (23.62)        8.18
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in (000's)                            $           743,049        522,323   1,133,396    1,461,745
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture and sub-advisory
 expense reimbursement                                          %              0.86           0.84          --           --
 Before brokerage commission recapture and sub-advisory
 expense reimbursement                                          %              0.90           0.90        0.89         0.88
 Ratio of net investment loss to average net assets             %             (0.41)         (0.44)      (0.64)       (0.58)
 Portfolio turnover rate                                        %                95            163          94          150


# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING OPPENHEIMER MAIN STREET PORTFOLIO



                                                                                         CLASS S
                                                                -----------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                                -----------------------------------------------------------
                                                                 2004        2003           2002#       2001        2000
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                             $             11.96          16.00       20.95        24.81
 Income (loss) from investment operations:
 Net investment income (loss)                                   $              0.11           0.07        0.03        (0.01)
 Net realized and unrealized gain (loss) on investments and
 foreign currencies                                             $              2.83          (4.05)      (4.53)       (1.25)
 Total from investment operations                               $              2.94          (3.98)      (4.50)       (1.26)
 Less distributions:
 Dividends from net investment income                           $             (0.03)         (0.06)      (0.02)       (0.04)
 Distributions from capital gains                               $                --             --       (0.43)       (2.56)
 Total distributions                                            $             (0.03)         (0.06)      (0.45)       (2.60)
 Net asset value, end of year                                   $             14.87          11.96       16.00        20.95
 TOTAL RETURN                                                   %             24.57         (24.87)     (21.46)       (4.54)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                             $           644,823        563,470     871,059    1,147,196
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture and sub-advisory
 expense reimbursement                                          %              0.84           0.84          --           --
 Before brokerage commission recapture and sub-advisory
 expense reimbursement                                          %              0.90           0.90        0.89         0.88
 Ratio of net investment income/(loss) to average net assets    %              0.86           0.57        0.15        (0.06)
 Portfolio turnover rate                                        %               130            109          97           87


# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO


                                                                                            CLASS S
                                                                   ------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                         2004      2003#      2002#       2001      2000
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                                $                 14.81      15.98      17.00    15.80
 Income (loss) from investment operations:
 Net investment income                                             $                  0.37       0.44       0.44     0.50
 Net realized and unrealized gain (loss) on investments and
 foreign currencies                                                $                  2.11      (1.25)     (0.37)    2.07
 Total from investment operations                                  $                  2.48      (0.81)      0.07     2.57
 Less distributions:
 Dividends from net investment income                              $                 (0.08)     (0.34)     (0.46)   (0.63)
 Distributions from capital gains                                  $                    --      (0.02)     (0.63)   (0.74)
 Total distributions                                               $                 (0.08)     (0.36)     (1.09)   (1.37)
 Net asset value, end of year                                      $                 17.21      14.81      15.98    17.00
 TOTAL RETURN                                                      %                 16.75      (5.10)      0.49    16.50

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                                $             1,326,168  1,026,503  1,002,724  832,527
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture and sub-advisory expense
 reimbursement                                                     %                  0.89       0.89         --       --
 Before brokerage commission recapture and sub-advisory expense
 reimbursement                                                     %                  0.90       0.90       0.89     0.88
 Ratio of net investment income to average net assets              %                  2.41       2.82       2.88     3.28
 Portfolio turnover rate                                           %                    57         81        106      113


# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING PIMCO CORE BOND PORTFOLIO*


                                                                                            CLASS S
                                                                   ------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                         2004       2003      2002#      2001      2000
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                              $                 10.39       9.79       9.60    10.06
 Income (loss) from investment operations:
 Net investment income                                             $                  0.41       0.36       0.26     0.12
 Net realized and unrealized gain (loss) on investments and
 foreign currencies                                                $                  0.10       0.48      (0.02)   (0.03)
 Total from investment operations                                  $                  0.51       0.84       0.24     0.09
 Less distributions:
 Dividends from net investment income                              $                 (0.05)     (0.16)        --    (0.32)
 Distributions from capital gains                                  $                 (0.13)     (0.08)     (0.05)   (0.00)(1)
 Distributions in excess of capital gains                          $                    --         --         --       --
 Return of capital                                                 $                    --         --         --    (0.23)
 Total distributions                                               $                 (0.18)     (0.24)     (0.05)   (0.55)
 Net asset value, end of period                                    $                 10.72      10.39       9.79     9.60
 TOTAL RETURN                                                      %                  4.84       8.68       2.46     0.94

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                              $ 525,001       437,548    122,176     47,126
 Ratio of operating expenses to average net assets                 %                  0.87       0.93       1.13     1.60
 Ratio of net investment income to average net assets              %                  3.55       3.56       3.30     3.62
 Portfolio turnover rate                                           %                   402        605        745      156


* Since May 1, 2001, Pacific Investment Management Company has served as the Portfolio Manager of the ING PIMCO Core Bond Portfolio. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from the Global Fixed Income Series to the ING PIMCO Core Bond Portfolio and a change of investment strategy.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(1)  Amount is less than $0.01.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------


ING PIMCO HIGH YIELD PORTFOLIO



                                                                                                          CLASS S
                                                                                                        ------------
                                                                                                        PERIOD ENDED
                                                                                                        DECEMBER 31,
                                                                                                          2004(1)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                                  $
 Income (loss) from investment operations:
 Net investment income                                                                                 $
 Net realized and unrealized loss on investments                                                       $
 Total from investment operations                                                                      $
 Less distributions:
 Dividends from net investment income                                                                  $
 Total distributions                                                                                   $
 Net asset value, end of period                                                                        $
 TOTAL RETURN(2)                                                                                       %

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                     $
 Ratio of operating expenses to average net assets(3)                                                  %
 Ratio of net investment income to average net assets(3)                                               %
 Portfolio turnover rate                                                                               %

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2005, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the Auditors' Report.


To obtain a free copy of these documents or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258 or call (800) 366-0066.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST TRUSTEES


John Boyer


J. Michael Earley


R. Barbara Gitenstein

Patrick Kenny


Walter H. May

Thomas J. McInerney

Jock Patton


David W.C. Putnam


John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

[ING LOGO]


05/01/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2005

SERVICE CLASS

BALANCED FUNDS
  ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

  ING UBS U.S. BALANCED PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS
  ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO
  ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


STOCK FUNDS
  ING AIM MID CAP GROWTH PORTFOLIO
  ING ALLIANCE MID CAP GROWTH PORTFOLIO

  ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO (FORMERLY,
    ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO)
  ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (FORMERLY,
    ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO)

  ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

  ING FMR(SM) EARNINGS GROWTH PORTFOLIO
  ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO (FORMERLY,
   ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO)

  ING HARD ASSETS PORTFOLIO
  ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO
  ING MERCURY FOCUS VALUE PORTFOLIO

  ING MERCURY LARGE CAP GROWTH PORTFOLIO (FORMERLY, ING
    MERCURY FUNDAMENTAL GROWTH PORTFOLIO)

  ING SALOMON BROTHERS ALL CAP PORTFOLIO
  ING SALOMON BROTHERS INVESTORS PORTFOLIO
  ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
  ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
  ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
  ING VAN KAMPEN REAL ESTATE PORTFOLIO


GOLDMAN SACHS TOLLKEEPER(SM) IS A SERVICE MARK OF GOLDMAN, SACHS & CO.


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                       PAGE
INTRODUCTION
   ING Investors Trust                                    2
   Investment Adviser                                     2
   Portfolios and Portfolio Managers                      2
   Classes of Shares                                      2
   Investing through your Variable Contract
     or Qualified Plan                                    2
   Why Reading this Prospectus is Important               2
DESCRIPTION OF THE PORTFOLIOS
   ING AIM Mid Cap Growth Portfolio                       3
   ING Alliance Mid Cap Growth Portfolio                  6
   ING Capital Guardian Managed Global
     Portfolio                                            9
   ING Capital Guardian Small/Mid Cap Portfolio          12
   ING Capital Guardian U.S. Equities Portfolio          15
   ING FMR(SM) Diversified Mid Cap Portfolio             18
   ING FMR(SM) Earnings Growth Portfolio                 21
   ING Goldman Sachs Tollkeeper(SM) Portfolio            23
   ING Hard Assets Portfolio                             27
   ING Jennison Equity Opportunities Portfolio           31
   ING Mercury Focus Value Portfolio                     34
   ING Mercury Large Cap Growth Portfolio                37
   ING Salomon Brothers All Cap Portfolio                40
   ING Salomon Brothers Investors Portfolio              43
   ING T. Rowe Price Capital Appreciation
     Portfolio                                           46
   ING T. Rowe Price Equity Income Portfolio             50
   ING UBS U.S. Balanced Portfolio                       53
   ING Van Kampen Equity Growth Portfolio                56
   ING Van Kampen Global Franchise Portfolio             58
   ING Van Kampen Growth and Income Portfolio            61
   ING Van Kampen Real Estate Portfolio                  63
PORTFOLIO FEES AND EXPENSES                              66
SUMMARY OF PRINCIPAL RISKS                               68
MORE INFORMATION
   Percentage and Rating Limitations                     73
   A Word about Portfolio Diversity                      73
   Additional Information about the
     Portfolios                                          74
   Non-Fundamental Investment Policies                   74
   Temporary Defensive Positions                         74
   Administrative Services                               74
   Portfolio Distribution                                75
   Classes of Shares
     Service Fees                                        75
   Interests of the Holders of the
     Variable Insurance Contracts
     And Policies and Qualified
     Retirement Plans                                    75
   Frequent Trading - Market Timing                      76
   Portfolio Holdings Disclosure Policy                  76
   Reports to Shareholders                               76
   Custodian                                             77
   Legal Counsel                                         77
   Independent Registered Public
     Accounting Firm                                     77
OVERALL MANAGEMENT OF THE TRUST
   The Adviser                                           78
   Management Fee                                        78
NET ASSET VALUE                                          79
TAXES AND DISTRIBUTIONS                                  79
FINANCIAL HIGHLIGHTS                                     81
TO OBTAIN MORE INFORMATION                             Back
ING INVESTORS TRUST TRUSTEES                           Back



     AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").


INVESTMENT ADVISER


Directed Services, Inc. ("DSI" or "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." DSI is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries and more than 100,000 employees.


PORTFOLIOS AND PORTFOLIO MANAGERS

ING AIM Mid Cap Growth Portfolio - AIM Capital Management, Inc.
ING Alliance Mid Cap Growth Portfolio - Alliance Capital Management L.P.

ING Capital Guardian Managed Global Portfolio - Capital Guardian Trust Company ING Capital Guardian Small/Mid Cap Portfolio - Capital Guardian Trust Company ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company ING FMR(SM) Diversified Mid Cap Portfolio - Fidelity Management & Research
  Company
ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company ING Goldman Sachs Tollkeeper(SM) Portfolio - Goldman Sachs Asset Management,
  L.P.

ING Hard Assets Portfolio - Baring International Investment Limited ING Jennison Equity Opportunities Portfolio - Jennison Associates LLC ING Mercury Focus Value Portfolio - Mercury Advisors

ING Mercury Large Cap Growth Portfolio - Mercury Advisors

ING Salomon Brothers All Cap Portfolio - Salomon Brothers Asset Management Inc. ING Salomon Brothers Investors Portfolio - Salomon Brothers Asset Management
  Inc.
ING T. Rowe Price Capital Appreciation Portfolio - T. Rowe Price Associates,
  Inc.
ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.
ING UBS U.S. Balanced Portfolio - UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio - Van Kampen
ING Van Kampen Global Franchise Portfolio - Van Kampen
ING Van Kampen Growth and Income Portfolio - Van Kampen
ING Van Kampen Real Estate Portfolio - Van Kampen


CLASSES OF SHARES

Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Service Class ("Class S") shares of the Trust. For more information about share classes, please refer to the section of this Prospectus entitled "Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Class S shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, strategy and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING AIM MID CAP GROWTH PORTFOLIO

PORTFOLIO MANAGER

A I M Capital Management, Inc. ("AIM Capital")

INVESTMENT OBJECTIVE
Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap(R) Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise up to 40% of the Portfolio's total assets.


The Portfolio may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the Portfolio may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

The Portfolio Manager focuses on companies it believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have favorable prospects for future growth. The Portfolio Manager considers whether to sell a particular security when any of these factors materially changes.

The Portfolio may loan up to 33 1/3% of its total assets.


The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

          ING AIM MID CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1996     19.39%
1997     23.16%
1998      0.84%
1999     56.24%
2000    (12.45%)
2001    (21.17%)
2002    (31.69%)
2003     44.16%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the Russell Midcap(R) Growth Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)

                                                                 10/02/95
                                           1 YEAR    5 YEARS    (INCEPTION)
Class S Return                              _____%     _____%     _____%
Russell Midcap(R) Growth Index              _____%     _____%     _____%(3)

                                  BEST QUARTER

Quarter Ended
______                                      ____%

                                  WORST QUARTER

Quarter Ended
______                                      ____%

(1) The performance information presented above is for December 31 of each year or period.

(2) A I M Capital Management Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(3)  Index return is for the period beginning October 1, 1995.

MORE ON THE PORTFOLIO MANAGER


AIM Capital has managed the Portfolio since March 1, 1999. AIM Capital is an indirect subsidiary of AMVESCAP, one of the world's largest independent investment companies. The principal address of AIM Capital is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. As of December 31, 2004, AIM Capital and its immediate parent, A I M Advisors, Inc., managed over $____ billion in assets.


The following persons at AIM Capital are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Karl Farmer                Portfolio Manager

                           Mr. Farmer has been associated with AIM Capital and its affiliates since 1998. Prior to 1998, Mr. Farmer spent six years as a pension actuary with William M. Mercer, Inc., focusing on retirement plans and other benefit programs.

Jay K. Rushin              Portfolio Manager

                           Mr. Rushin has been associated with AIM Capital and/or its affiliates from 1998 to the present and 1994 to 1996. During the period of 1996 to 1998, Mr.
                           Rushin worked as an associate equity analyst at Prudential Securities.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING ALLIANCE MID CAP GROWTH PORTFOLIO

PORTFOLIO MANAGER

Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT OBJECTIVE

Long-term total return.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests in common stocks of middle capitalization ("mid-capitalization") companies. The Portfolio normally invests substantially all of its assets in high-quality common stocks that Alliance Capital expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The market capitalizations of companies in the Russell Midcap(R) Growth Index ranged from $__ million to $__ billion as of December 31, 2004. The capitalization range of companies in the Russell Midcap(R) Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

    - write exchange-traded covered call options on up to 25% of its total assets;

    - make secured loans on portfolio securities of up to 25% of its total assets;

    - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

    - enter into futures contracts on securities indexes and options on such futures contracts.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK

                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these changes were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

        ING ALLIANCE MID CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1999     25.56%
2000    (17.12%)
2001    (13.73%)
2002    (30.04%)
2003     67.04%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the Russell Midcap(R) Growth Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                                  08/14/98
                                            1 YEAR     5 YEARS   (INCEPTION)
Class S Return                               _____%     _____%     _____%
Russell Midcap(R) Growth Index               _____%     _____%     _____%(3)


                                  BEST QUARTER


Quarter Ended
______                                       ____%


                                  WORST QUARTER


Quarter Ended
______                                       ____%



(1) The performance information presented above is for December 31 of each year or period.

(2) Alliance Capital Management L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(3)  Index return is for the period beginning August 1, 1998.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Alliance Capital is a leading global investment management firm supervising client accounts with assets totaling over $_____ billion, as of December 31, 2004. Alliance Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of Alliance Capital is 1345 Avenue of the Americas New York, NY 10105.

As of December 31, 2004, Alliance Capital Management Holding L.P. owns approximately 31% of the units of limited partnership interest in Alliance Capital. AXA Financial, Inc. owns approximately 55% of the outstanding publicly traded Alliance Holding Units and approximately 1.9% of the outstanding Alliance Capital Units, which, including the general partnership interests Alliance Capital and Alliance Holding, represents a 55.5% economic interest in Alliance Capital. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the largest global financial services organizations.


The following person at Alliance Capital is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Catherine Wood              Senior Vice President and Portfolio Manager,
                            Alliance Capital, and Chief Investment Officer,
                            Regent Investor Services, a division of Alliance
                            Capital.

                            Ms. Wood joined Alliance Capital in 2001 from Tupelo
                            Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison
                            Associates as a Director and Portfolio Manager,
                            Equity Research Analyst and Chief Economist.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO

PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks traded in securities markets through out the world. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in debt securities, cash or money market instruments.

The Portfolio may invest in any type of company, large or small, with earnings that show a relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well-known companies.


The Portfolio may enter into foreign currency transactions.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

    ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995      7.56%
1996     12.27%
1997     12.17%
1998     29.31%
1999     63.30%
2000    (14.56%)
2001    (11.91%)
2002    (20.18%)
2003     36.31%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International All Country World Index ("MSCI All Country World Index"). The MSCI All Country World Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. It is not possible to invest directly in the MSCI All Country World Index.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                          1 YEAR      5 YEARS    10 YEARS
Class S Return                             ____%       ____%       ____%
MSCI All Country World Index               ____%       ____%       ____%


                                  BEST QUARTER


Quarter Ended
______                                     ____%


                                  WORST QUARTER


Quarter Ended
______                                     ____%



(1) The performance information presented above is for December 31 of each year.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.


MORE ON THE PORTFOLIO MANAGER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
David I. Fisher             Mr. Fisher is Chairman of the Board of Capital Group
                            International, Inc. with portfolio management
                            responsibilities for Capital Guardian, and joined
                            the Capital Guardian organization in 1969.

Eugene P. Stein             Mr. Stein is an Executive Vice President of Capital
                            Guardian, and joined the Capital Guardian
                            organization in 1972.

Christopher A. Reed         Mr. Reed is a Vice President of Capital
                            International Research, Inc. with portfolio
                            management responsibilities for Capital Guardian,
                            and joined the Capital Guardian organization in
                            1993.

Michael R. Ericksen         Mr. Ericksen is a Senior Vice President and
                            Portfolio Manager for Capital Guardian, and joined
                            the Capital Guardian organization in 1986.

Richard N. Havas            Mr. Havas is a Senior Vice President and a Portfolio
                            Manager with research responsibilities for the
                            Capital Guardian, and joined the Capital Guardian
                            organization in 1985.

Nancy J. Kyle               Ms. Kyle is a Senior Vice President of Capital
                            Guardian, and joined the Capital Guardian
                            organization in 1990.

Lionel M. Sauvage           Mr. Sauvage is a Senior Vice President of Capital
                            Guardian, and joined the Capital Guardian
                            organization in 1986.

Nilly Sikorsky              Ms. Sikorsky is Chairman of Capital International
                            S.A., Vice Chairman of Capital International
                            Limited, a Director of The Capital Group Companies,
                            Inc. and Managing Director - Europe of Capital Group
                            International, Inc. She is a Portfolio Manager and
                            joined Capital Guardian in 1962.

Rudolf M. Staehelin         Mr. Staehelin is a Senior Vice President and
                            Director of Capital International Research, Inc.
                            with portfolio management responsibilities for
                            Capital Guardian, and joined the Capital Guardian
                            organization in 1981.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO


PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the Russell 2800 Index. The Russell 2800 Index is defined as the combination of the Russell 2000 SmallCap and Russell MidCap Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000 Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell MidCap Index measures the performance of the smallest 800 companies in the Russell 1000 Index.

The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.


Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights.

The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.


The Portfolio may also enter into currency-related transactions, including currency futures and forward contracts and options on currencies.

The Portfolio may also invest a portion of its assets in money market instruments and repurchase agreements.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK
                           CONVERTIBLE SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

    ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1996     20.10%
1997     10.32%
1998     20.98%
1999     50.61%
2000    (18.17%)
2001     (1.56%)
2002    (25.43%)
2003     40.36%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell MidCap Index, Russell 2800 Index, and Russell 2000(R) Index. The Russell MidCap Index measures the performance of the Smallest 800 companies in the Russell 1000 Index. The Russell 2800 Index is defined as the combination of the Russell 2000(R) SmallCap and the Russell Mid Cap Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000 Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell 2000(R) Index is an unmanaged equity index representing the 2,000 smallest companies in the Russell 3000(R), which contains the 3,000 largest U.S. companies based upon total market capitalization. The Russell MidCap Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell MidCap Index is a more appropriate index than the Russell 2000(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                             01/03/96
                                          1 YEAR   5 YEARS  (INCEPTION)
Class S Return                              ____%   ____%      ____%
Russell MidCap Index                        ____%   ____%      ____%(3)
Russell 2800 Index                          ____%   ____%      ____%(3)
Russell 2000(R) Index                       ____%   ____%      ____%(3)


                                  BEST QUARTER


Quarter Ended
______                                      ____%


                                  WORST QUARTER


Quarter Ended
______                                      ____%



(1) The performance information presented above is for December 31 of each year or period.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small cap securities, as opposed to the current policy of small and mid cap.

(3)  Index returns are for the period beginning January 1, 1996.


MORE ON THE PORTFOLIO MANAGER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
James S. Kang               Mr. Kang is Vice President for Capital International
                            Research, Inc. with research and portfolio
                            management responsibilities with Capital Guardian,
                            and joined the Capital Guardian organization in
                            1987.

Karen A. Miller             Ms. Miller is a Senior Vice President and Director
                            of Capital International Research, Inc. with
                            portfolio management responsibilities for Capital
                            Guardian, and joined the Capital Guardian
                            organization in 1990.

Kathryn M. Peters           Ms. Peters is a Vice President and U.S. Small
                            Capitalization Equity Portfolio Manager for Capital
                            International Research, Inc. Prior to joining the
                            organization in 2001, Ms. Peters was a portfolio
                            manager and principal with Montgomery Asset
                            Management, LLC.

Theodore R. Samuels         Mr. Samuels is a Senior Vice President and Director
                            of Capital Guardian with portfolio management
                            responsibilities. He joined Capital Guardian in
                            1981.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts. The Portfolio may invest a portion of its assets in debt securities and cash equivalents.


The Portfolio may also lend up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              GROWTH INVESTING RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

    ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2001     (3.62%)
2002    (23.79%)
2003     36.75%
2004

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                     02/01/00
                                            1 YEAR  (INCEPTION)
Class S Return                              _____%    _____%
S&P 500 Index                               _____%    _____%


                                  BEST QUARTER


Quarter Ended
______                                      ____%


                                  WORST QUARTER


Quarter Ended
______                                      ____%


(1) The performance information presented above is for December 31 of each year or period.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed of the Portfolio since inception. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.


The following persons at Capital Guardian are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Karen A. Miller             Ms. Miller is a Senior Vice President and Director
                            of Capital International Research, Inc. with
                            portfolio management responsibilities for Capital
                            Guardian. She joined the Capital Guardian
                            organization in 1990 where she served in various
                            portfolio management positions.

Michael R. Ericksen         Mr. Ericksen is a Senior Vice President and
                            Portfolio Manager. He joined the Capital Guardian
                            organization in 1987 where he served in various
                            capacities.

David Fisher                Mr. Fisher is Chairman of the Board of Capital
                            Guardian Group International, Inc. and Capital
                            Guardian. He joined the Capital Guardian
                            organization in 1969 where he served in various
                            portfolio management positions.

Theodore Samuels            Mr. Samuels is a Senior Vice President and Director
                            for Capital Guardian, as well as a Director of
                            Capital International Research, Inc. He joined the
                            Capital Guardian organization in 1981 where he
                            served in various portfolio management positions.

Eugene P. Stein             Mr. Stein is Executive Vice President, a Director, a
                            Portfolio Manager, and Chairman of the Investment
                            Committee for Capital Guardian. He joined the
                            Capital Guardian organization in 1972 where he
                            served in various portfolio manager positions.

Terry Berkemeier            Mr. Berkemeier is a Vice President of Capital
                            International Research, Inc. with U.S. equity
                            portfolio management responsibility in Capital
                            Guardian. He joined the Capital Guardian
                            organization in 1992.

Alan J. Wilson              Mr. Wilson is an Executive Vice President and U.S.
                            Research Director for Capital International
                            Research, Inc. ("CIRI"). He is also an investment
                            analyst for CIRI with portfolio management
                            responsibilities, specializing in U.S. oil services
                            and household products. He also serves as Vice
                            President and a Director of Capital Guardian.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager normally invests the Portfolio's assets primarily in common stocks.

The Portfolio Manager normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Portfolio Manager generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Portfolio Manager may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Portfolio Manager may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers. The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


The Portfolio Manager may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.





PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK

                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

       ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001     (6.64%)
2002    (19.34%)
2003     33.47%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the S&P MidCap 400 Index.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                        10/02/00
                                             1 YEAR   (INCEPTION)
Class S Return                                _____%     _____%
S&P MidCap 400 Index                          _____%     _____%(2)


                                  BEST QUARTER


Quarter Ended
______                                        ____%


                                  WORST QUARTER


Quarter Ended
______                                        ____%



(1) The performance information presented above is for December 31 of each year or period.

(2)  Index return is for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER


FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2004, FMR and its wholly owned subsidiaries had over $____ billion in total assets under management.


The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Tom Allen                   Vice President of FMR and Portfolio Manager of the
                            Portfolio since February 2004.

                            Since joining Fidelity Investments in 1995, Mr.
                            Allen has worked as a research analyst and manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING FMR(SM) EARNINGS GROWTH PORTFOLIO

PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests primarily in common stocks.

The Portfolio Manager invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Portfolio Manager may also use various techniques, such as buying and selling futures contracts and other investment companies, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2004, FMR and its wholly owned subsidiaries had over $___ billion in total assets under management.

The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:



NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Joseph W. Day               Vice President and Portfolio Manager

                            Joseph W. Day is Portfolio Manager to the Earnings
                            Growth Portfolio. Since joining Fidelity Investments in 1984, Mr. Day has worked as a research analyst and manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


PORTFOLIO MANAGER

Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in "Tollkeeper" companies, which are high-quality technology, media, or service companies that adopt or use technology to improve cost structure, revenue opportunities, and/or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Portfolio Manager believes are well positioned to benefit from the proliferation of technology. In general, the Portfolio Manager defines a Tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Portfolio Manager anticipates that Tollkeeper companies may increase revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices, and margins. The Portfolio Manager does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Tollkeepers).

The Portfolio Manager believes that the characteristics of many Tollkeeper companies should enable them to grow consistently their businesses. Such characteristics include:

     -    Strong brand name;

     -    Dominant market share;

     -    Recurring revenue streams;

     -    Free cash flow generation;

     -    Long product life cycle;

     -    Enduring competitive advantage; and

     -    Excellent management.

The Internet is an example of a technology that the Portfolio Manager believes will drive growth for many Tollkeeper companies. The Internet's significant impact on the global economy has changed and will continue to change the way many companies operate. Business benefits of the Internet include global scalability, acquisition of new clients, new revenue sources, and increased efficiencies. Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.

Due to its focus on technology, media and service companies, the Portfolio's investment performance will be closely tied to many factors that affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Tollkeeper securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result, the Portfolio's net asset value is more likely to have greater volatility than that of a portfolio that is more diversified or invests in other industries.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                DERIVATIVES RISK

                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              GROWTH INVESTING RISK

                                  INTERNET RISK

                                    IPO RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

       ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO - ANNUAL TOTAL RETURN(1)

2002    (38.10%)
2003     40.97%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of three broadly based market indices -- the NASDAQ Composite Index, the Goldman Sachs Internet Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks. The Goldman Sachs Internet Index is a capitalization-weighted index of selected internet companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The NASDAQ Composite Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the NASDAQ Composite Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                         05/01/01
                                             1 YEAR     (INCEPTION)
Class S Return                                ____%       _____%
NASDAQ Composite Index                        ____%       _____%
Goldman Sachs Internet Index                  ____%       _____%
S&P 500 Index                                 ____%       _____%


                                  BEST QUARTER


Quarter Ended
______                                        ____%


                                  WORST QUARTER


Quarter Ended
______                                        ____%



(1) The performance information presented above is for December 31 of each year or period.


MORE ON THE PORTFOLIO MANAGER


GSAM, a wholly owned subsidiary of The Goldman Sachs Group, Inc., serves as the Portfolio Manager to the Portfolio. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division ("IMD") of Goldman, Sachs, & Co., ("Goldman Sachs") served as the Portfolio Manager to the Portfolio. On or about April 26, 2003, GSAM assumed Goldman Sachs' portfolio management responsibilities for the Portfolio. The Portfolio was previously managed by Liberty Investment Management, Inc., which was acquired by Goldman Sachs in 1996. The principal address of GSAM is 32 Old Slip, New York, New York 10005. As of December 31, 2004, Goldman Sachs, along with units of IMD, had assets under management of over $____ billion.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio is managed by a team of portfolio managers at GSAM. The following persons are primarily responsible for the day-to-day investment decisions of the
Portfolio:


NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Steven M. Barry             Mr. Barry is a Managing Director, Chief Investment
                            Officer and senior portfolio manager of GSAM. He
                            joined GSAM as a portfolio manager in 1999. From
                            1988 to 1999, Mr. Barry was a portfolio manager at
                            Alliance Capital Management.

Kenneth T. Berents          Mr. Berents is a Managing Director, Co-Chairman of
                            the Investment Committee and senior portfolio
                            manager of GSAM. He joined GSAM as a portfolio
                            manager in 2000. From 1992 to 1999, Mr. Berents was
                            Director of Research and head of the Investment
                            Committee at Wheat First Union.

Herbert E. Ehlers           Mr. Ehlers is a Managing Director, Chief Investment
                            Officer, and senior portfolio manager of GSAM. He
                            joined GSAM as a senior portfolio manager and Chief
                            Investment Officer of the Growth Team in 1997. From
                            1981 to 1997, Mr. Ehlers was the chief investment
                            officer and chairman of Liberty Investment
                            Management, Inc. ("Liberty"), and its predecessor
                            firm, Eagle Asset Management ("Eagle").

Gregory H. Ekizian, CFA     Mr. Ekizian is a Managing Director, Co-Chief
                            Investment Officer and senior portfolio manager of
                            GSAM. He joined GSAM as a portfolio manager and
                            Co-Chair of the Growth Investment Committee in 1997.
                            From 1990 to 1997, Mr. Ekizian was a portfolio
                            manager at Liberty and its predecessor firm, Eagle.

Joseph B. Hudepohl, CFA     Mr. Hudepohl is a Vice President and portfolio
                            manager of GSAM. Prior to joining GSAM in July 1999,
                            Mr. Hudepohl was an analyst in the Investment
                            Banking Division of Goldman Sachs where he worked in
                            the High Technology Group.

Prashant R. Khemka, CFA     Mr. Khemka is a Vice President and portfolio manager
                            of GSAM. Prior to joining Goldman Sachs in May 2000,
                            he was an assistant portfolio manager in the
                            Fundamental Strategies group at State Street Global
                            Advisors.

Scott Kolar, CFA            Mr. Kolar is a Managing Director and a senior
                            portfolio manager of GSAM. He joined GSAM as an
                            equity analyst in 1997 and became a portfolio
                            manager in 1999. From 1994 to 1997, Mr. Kolar was an
                            equity analyst and information systems specialist at
                            Liberty.

Andrew F. Pyne              Mr. Pyne is a Managing Director and senior portfolio
                            manager of GSAM. He joined GSAM as a product manager
                            in 1997 and became a portfolio manager in August
                            2001. From 1992 to 1997, Mr. Pyne was a product
                            manager at Van Kampen Investments.

Jeffrey Rabinowitz, CFA     Mr. Rabinowitz is a Vice President and portfolio
                            manager of GSAM. Prior to joining Goldman Sachs in
                            May 1999, he was a senior software engineer at
                            Motorola, Inc. responsible for product development
                            of digital wireless phones.

Ernest C. Segundo, Jr.,     Mr. Segundo is a Vice President, and senior
 CFA                        portfolio manager of GSAM. He joined GSAM as a
                            portfolio manager in 1997. From 1992 to 1997,
                            Mr. Segundo was a portfolio manager at Liberty and
                            its predecessor firm, Eagle.

David G. Shell, CFA         Mr. Shell is a Managing Director, Chief Investment
                            Officer and senior portfolio manager of GSAM. He
                            joined GSAM as a portfolio manager in 1997. From
                            1987 to 1997, Mr. Shell was a portfolio manager at
                            Liberty and its predecessor firm, Eagle.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING HARD ASSETS PORTFOLIO

PORTFOLIO MANAGER

Baring International Investment Limited ("Baring International")

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. Equity securities in which the Portfolio invests can include common and preferred stocks and American and Global Depositary Receipts but also may include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

     -    precious metals;

     -    ferrous and non-ferrous metals;

     -    integrated oil;

     -    gas/other hydrocarbons;

     -    forest products;

     -    agricultural commodities; and

     -    other basic materials that can be priced by a market.

The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:

     -    securities of foreign issuers, including up to 35% in South Africa;

     -    companies not engaged in natural resources/hard asset activities;

     -    investment-grade corporate debt;

     -    U.S. government or foreign obligations;

     -    money market instruments;

     -    repurchase agreements;

     - special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country; and

     -    derivatives.

The Portfolio may also invest directly in commodities, including gold bullion and coins.

Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

               -    common stock;

               -    preferred stock;

               -    direct equity interests in trusts;

               -    joint ventures;

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

               -    rights;

               -    warrants;

               -    "when-issued" securities;

               -    "partly paid" securities;

               -    partnerships; and

               -    restricted securities.

The Portfolio may also engage in short sales (up to 25% of net assets).

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                                 HARD ASSET RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               OTC INVESTMENT RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                                   SECTOR RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

              ING HARD ASSETS PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995     10.69%
1996     33.17%
1997      6.22%
1998    (29.58%)
1999     23.36%
2000     (4.73%)
2001    (12.12%)
2002      0.80%
2003     52.22%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of two broadly based market indices - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Morgan Stanley Capital International All Country World Index ("MSCI All Country World Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The MSCI All Country World Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. It is not possible to invest directly in the indices.

                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                           1 YEAR    5 YEARS     10 YEARS
Class S Return                              ____%     ____%        ____%
S&P 500 Index                               ____%     ____%        ____%
MSCI All Country World Index                ____%     ____%        ____%


                                  BEST QUARTER


Quarter Ended
______                                      ____%


                                  WORST QUARTER


Quarter Ended
______                                      ____%



(1) The performance information presented above is as of December 31 for each year.

(2) Baring International Investment Limited has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Baring International is a subsidiary of Baring Asset Management Holdings Limited ("Baring Asset Management"). Baring Asset Management is the parent of the worldwide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The principal address of Baring International is 155 Bishopsgate, London, United Kingdom.

Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2004, Baring Asset Management managed over $____ billion in assets.


The following person at Baring International is primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
John Payne                  Investment Manager

                            Mr. Payne has been an investment professional with Baring International and its ING affiliates since
                            1993 and has 18 years of investment experience.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

Jennison Associates LLC ("Jennison")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in attractively valued equity securities of companies with current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio also may invest in preferred stocks, convertible securities and debt instruments that are consistent with its investment objective. The Portfolio also may invest up to 25% of its assets in foreign securities.

The Portfolio Manager uses a bottom-up research-based multi-cap opportunistic approach that seeks to identify attractively valued equity securities with favorable earnings prospects. The Portfolio Manager looks for investments that offer attractive reward to risk relationships as well as catalysts for fundamental change that could create strong return potential. Stocks can be poised for potential appreciation due to potential catalysts such as:

     -    Industry cycle turns;

     -    Corporate restructuring;

     -    New product development;

     -    Management focus on increasing shareholder value; and

     -    Improving balance sheets and cash flow.

The Portfolio Manager usually sells or reduces a particular security when it believes:

     -    a stock's long-term price objective has been achieved;

     -    a more attractive security has been identified;

     -    the reward to risk relationship of a stock is no longer favorable; and

     -    negative industry and/or company fundamentals have developed.

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may invest in options and futures contracts and may invest up to 25% of its total assets in real estate investment trusts.

The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                                    REIT RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

     ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995     30.16%
1996     20.26%
1997     28.95%
1998     12.68%
1999     24.64%
2000    (15.22%)
2001    (12.98%)
2002    (29.26%)
2003     31.11%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                          1 YEAR      5 YEARS    10 YEARS
Class S Return                             _____%      _____%      _____%
S&P 500 Index                              _____%      _____%      _____%


                                  BEST QUARTER


Quarter Ended
______                                     ____%


                                  WORST QUARTER


Quarter Ended
______                                     ____%



(1) The performance information presented above is for December 31 of each year.

(2) Jennison Associates LLC has managed the Portfolio since July 31, 2002. Performance prior to July 31, 2002 is attributable to different portfolio managers.


MORE ON THE PORTFOLIO MANAGER


Jennison is a registered investment adviser and wholly owned subsidiary of Prudential Investment Management, Inc. ("PIM"). PIM is a wholly owned subsidiary of Prudential Asset Management Holding Company, which is a wholly owned subsidiary of Prudential Financial, Inc. The principal address of Jennison is 466 Lexington Avenue, New York, New York 10017. As of December 31, 2004, Jennison managed over $_____ billion in assets.


The following persons at Jennison are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Mark G. DeFranco            Senior Vice President of Jennison

                            Mr. DeFranco has been associated with Jennison since
                            1998. Prior to joining Jennison, he served as an analyst and portfolio manager with Pomboy Capital, as an analyst at Comstock Partners and as a member of the equity research sales division of Salomon
                            Brothers.

Brian M. Gillott            Senior Vice President of Jennison

                            Prior to joining Jennison in 1998, Mr. Gillott served as an analyst with Soros Fund Management and as an analyst at Goldman, Sachs & Co.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY FOCUS VALUE PORTFOLIO

PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio tries to achieve its investment objective by investing primarily in a diversified portfolio consisting of equity securities that the Portfolio Manager believes are undervalued relative to its assessment of the current or prospective condition of the issuer.

The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow. The Portfolio may also invest in securities that are undervalued relative to prevailing market ratios. The Portfolio may invest in securities of companies or institutions that are experiencing poor operating conditions. Some of the characteristics of companies in which the Portfolio invests may include:

     -    depressed earnings;

     -    special competition;

     -    product obsolescence;

     -    relatively low price-to-earnings and price-to-book ratios; and

     -    stock out of favor.


The Portfolio may invest in debt securities of any maturity. The Portfolio has established no rating criteria for the fixed-income securities in which it invests and the fixed-income securities in which it invests may not be rated at all for creditworthiness.


Although not principal strategies, the Portfolio may also use the following investment strategies:


The Portfolio may invest in fixed-income securities, including, high-yield debt securities that are rated below investment grade, commonly called "junk bonds," specifically, Caa or lower by Moody's Investors Service, Inc. or CCC or lower by Standard & Poor's Corporation. Although junk bonds may have a higher yield than debt securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds are generally less liquid and experience more price volatility than higher rated fixed-income securities. As a matter of operating policy, the Portfolio does not intend to invest in excess of 10% of the total asset value of the Portfolio at time of purchase in junk bonds.

The Portfolio will not invest more than 10% of its total assets at the time of purchase in the equity and fixed-income securities of foreign issuers. The Portfolio may also invest in debt securities issued or guaranteed by foreign government entities, commonly known as "sovereign debt securities."


The Portfolio will normally invest a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when the Portfolio Manager is unable to find attractive equity or long-term debt securities or when the Portfolio Manager believes it is advisable to reduce exposure to these markets temporarily. Investment in these securities may also be used to meet redemptions. Short-term investments may limit the potential for an increase in the value of your shares or for the Portfolio to achieve its investment objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities. These securities, which cannot easily be resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio may borrow amounts up to 20% of its total assets, taken at market value, only from banks as a temporary measure for extraordinary or emergency purposes such as the settlement of a trade or the redemption of Portfolio shares.

The Portfolio may write (I.E., sell) covered call options not exceeding 10% of its total assets, taken at market value. The Portfolio may also enter into closing transactions with respect to these options. A call option is considered covered when the Portfolio, as writer of the option, owns the underlying securities.

The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK
                               SOVEREIGN DEBT RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

           ING MERCURY FOCUS VALUE PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003      31.22%
2004

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.


                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                                 05/01/02
                                                     1 YEAR     (INCEPTION)
Class S Return                                       _____%       _____%
S&P 500 Index                                        _____%       _____%


                                  BEST QUARTER


Quarter Ended
_____                           _____%


                                  WORST QUARTER


Quarter Ended
_____                           _____%



(1) The performance information presented above is as of December 31 for each year or period.


MORE ON THE PORTFOLIO MANAGER

Fund Asset Management L.P. ("FAM") serves as the Portfolio Manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $_____ billion in investment company and other portfolio assets under management as of December 31, 2004.


The following persons at FAM are primarily responsible for the day-to-day investment decisions of the Portfolio.

NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
Robert J. Martorelli                 Senior Portfolio Manager

                                     Mr. Martorelli joined Mercury Advisors in
                                     1985 as a Fund Analyst and has served as a Portfolio Manager since 1986.

Kevin Rendino                        Senior Portfolio Manager

                                     Mr. Rendino joined Mercury Advisors in 1990 as a Research Associate and was subsequently named Senior Analyst before becoming a Portfolio Manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING MERCURY LARGE CAP GROWTH PORTFOLIO


PORTFOLIO MANAGER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Portfolio Manager believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Portfolio Manager selects from among those which, at the time of purchase, are included in the Russell 1000(R) Growth Index. Using quantitative models that employ various factors, the Portfolio seeks to outperform the Russell 1000(R) Growth Index by investing in equity securities that the Portfolio Manager believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index.

In selecting securities for the Portfolio from its benchmark universe, the Portfolio Manager uses a proprietary quantitative model that employs three filters in its initial screen: earnings momentum, earnings surprise and valuation. The Portfolio Manager looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined - if the screening is done, the Portfolio Manager relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Portfolio Manager believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Portfolio Manager reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

     -    Relative prices to earnings and prices to book ratios;

     -    Stability and quality of earnings momentum and growth;

     -    Weighted median market capitalization of the Portfolio; and

     - Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000(R) Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.

The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when the Portfolio Manager believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              GROWTH INVESTING RISK
                                   INCOME RISK
                               INTEREST RATE RISK

                             INVESTMENT MODELS RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

         ING MERCURY LARGE CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003      26.96%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 1000(R) Growth Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P 500 Index is widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Growth Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 1000(R) Growth Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                                 05/01/02
                                                     1 YEAR     (INCEPTION)
Class S Return                                           %             %
Russell 1000(R) Growth Index                             %             %
S&P 500 Index                                            %             %


                                  BEST QUARTER


Quarter Ended
_____                      _____%


                                  WORST QUARTER


Quarter Ended
_____                      _____%



(1) The performance information presented above is as of December 31 for each year or period.


MORE ON THE PORTFOLIO MANAGER

Fund Asset Management L.P. ("FAM") serves as the Portfolio Manager to the Portfolio. FAM does business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $___ billion in investment company and other portfolio assets under management as of December 31, 2004.

The Portfolio is managed by a team of investment professionals that participates in the team's research process and stock selection. The senior investment professionals in this group include Robert C. Doll, Jr. and Dan Hanson, CFA. The team leader, Robert C. Doll, Jr., is responsible for the day-to-day management of the Portfolio. Mr. Doll has been the President of Mercury Advisors since 2001. He was Co-Head (Americas Region) of Mercury Advisors from 1999 to 2000. Prior to joining Mercury Advisors, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999. Mr. Hanson is a CFA(R) charterholder and a member of the Association for Investment Management and Research. He earned a bachelor's degree from Middlebury College and a MBA from the University of Chicago and has nine years of investment industry experience.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING SALOMON BROTHERS ALL CAP PORTFOLIO

PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Capital appreciation through investment in securities which the Portfolio Manager believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio Manager believes are undervalued in the marketplace. While the Portfolio Manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Portfolio Manager believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolio may also invest in foreign securities.


The Portfolio Manager employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Portfolio Manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Portfolio Manager looks for a positive catalyst in the company's near term outlook which the Portfolio Manager believes will accelerate earnings or improve the value of the company's assets. The Portfolio Manager also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Portfolio Manager looks for:

     -    Low market valuations measured by its valuation models; and

     -    Positive changes in earnings prospects because of factors such as:

            -  New, improved or unique products and services;
            -  New or rapidly expanding markets for the company's products;
            -  New management;
            - Changes in the economic, financial, regulatory or political environment particularly affecting the company;
            -  Effective research, product development and marketing; and
            -  A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets and may lend portfolio securities to generate income. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.




The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may affect the Portfolio's performance.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

         ING SALOMON BROTHERS ALL CAP PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001        1.91%
2002      (25.57%)
2003       38.85%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the Russell
3000(R) Index.


                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                                 02/01/00
                                                     1 YEAR     (INCEPTION)
Class S Return                                        ____%        ____%
Russell 3000(R) Index                                 ____%        ____%


                                  BEST QUARTER


Quarter Ended
_____                           _____%


                                  WORST QUARTER


Quarter Ended
_____                           _____%



(1) The performance information presented above is for December 31 of each year or period.


MORE ON THE PORTFOLIO MANAGER


SaBAM was established in 1987 and together with its affiliates in London, Tokyo, and Hong Kong, provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world. The principal address of SaBAM is 399 Park Avenue, New York, New York 10022. It is an indirect wholly owned subsidiary of Citigroup Inc. Citigroup Inc.'s businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2004, SaBAM managed over $____ billion in assets.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
John G. Goode                        Managing Director, SaBAM

                                     Mr. Goode has been employed by Citigroup
                                     Inc. or its predecessor firms since 1969.

Peter J. Hable                       Managing Director, SaBAM

                                     Mr. Hable has been employed by Citigroup
                                     Inc. and its predecessor firms since 1983.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING SALOMON BROTHERS INVESTORS PORTFOLIO

PORTFOLIO MANAGER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of U.S. companies. The Portfolio may also invest in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.

The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager focuses on established large capitalization companies, defined by the Portfolio Manager as companies with over $5 billion in market capitalization, seeking to identify those companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.


The Portfolio Manager focuses on companies that meet one or more of the following criteria:


     - Share prices that appear to be temporarily oversold or do not reflect positive company developments;

     - Share prices that appear to undervalue the company's assets, particularly on a sum-of-the-parts basis;

     - Special situations including corporate events, changes in management, regulatory changes or turnaround situations; and

     - Company specific items such as competitive market position, competitive products and services, experienced management team and stable financial condition.


Only companies that pass the Portfolio Manager's strict in-depth research and debate are eligible for purchase. The Portfolio Manager's bottom-up approach focuses on creating an information advantage through a thorough understanding of company fundamentals. From time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


The Portfolio may invest a portion of its assets in debts securities, including high-yield debt securities, and in cash equivalents. The Portfolio may borrow up to 5% of its total assets and lend up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              GROWTH INVESTING RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio Manager may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

        ING SALOMON BROTHERS INVESTORS PORTFOLIO - ANNUAL TOTAL RETURN(1)

2001       (4.27%)
2002      (22.98%)
2003       31.25%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's/Barra Value Index ("S&P/Barra Value Index") and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those S&P 500 Index companies that have higher book-to- price risk index factor exposures and, as a consequence, higher book-to-price ratios. The S&P/Barra Value Index tends to be more heavily weighted in the energy and financial sectors than the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Portfolio Manager has determined that both indices will be used for comparative purposes. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                                 02/01/00
                                                     1 YEAR     (INCEPTION)
Class S Return                                        ____%        ____%
S&P/ Barra Value Index                                ____%        ____%
S&P 500 Index                                         ____%        ____%


                                  BEST QUARTER


Quarter Ended
_____                           _____%


                                  WORST QUARTER


Quarter Ended
_____                           _____%



(1) The performance information presented above is for December 31 of each year or period.


MORE ON THE PORTFOLIO MANAGER


SaBAM was established in 1987 and together with its affiliates in London, Tokyo, and Hong Kong, provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world. The principal address of SaBAM is 399 Park Avenue, New York, New York 10022. It is an indirect wholly owned subsidiary of Citigroup Inc. Citigroup Inc.'s businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2004, SaBAM managed over $____ billion in assets.


The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:


NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
Mark J. McAllister, CFA              Managing Director since December 2003.
                                     Formerly, Director and Equity Analyst with
                                     SaBAM from August 1999 through December
                                     2003.

                                     Executive Vice President and Portfolio
                                     Manager at JLW Capital Management Inc. from
                                     March 1998 to May 1999.

Robert Feitler                       Director with SaBAM since 1995.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Portfolio Manager believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.

The Portfolio's common stocks generally fall into one of two categories:

     - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and

     - the smaller category is composed of opportunistic investments whose prices are expected by the Portfolio Manager to rise in the short term but not necessarily over the long term.

Since the Portfolio Manager attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Portfolio Manager may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Portfolio Manager works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Portfolio Manager searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Portfolio Manager's ability to find companies that meet valuation criteria rather than its market outlook.

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.

In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Portfolio Manager may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Portfolio Manager may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

     (1) shares of the T. Rowe Price Reserve Investment Funds, Inc., and Government Reserve Investment Funds, Inc. internally managed money market funds of T. Rowe Price;

     (2)  U.S. government obligations;

     (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

     (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

     (5)  repurchase agreements.


The Portfolio may lend its securities and may also borrow securities.



PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 ALLOCATION RISK

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK

                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

  ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995      20.80%
1996      16.36%
1997      15.27%
1998       5.89%
1999       6.92%
2000      21.97%
2001       9.92%
2002       0.48%
2003      25.23%
2004

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Lehman Brothers U.S. Government/Credit Bond Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. Performance is also compared to a composite index. It is not possible to invest directly in the indices.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                            1 YEAR   5 YEARS   10 YEARS
Class S Return                               ____%     ____%     ____%
S&P 500 Index                                ____%     ____%     ____%
Lehman Brothers U.S. Government/
   Credit Bond Index                         ____%     ____%     ____%
60% S&P 500/40%
   Lehman Index                              ____%     ____%     ____%


                                  BEST QUARTER


Quarter Ended
_____                           _____%


                                  WORST QUARTER


Quarter Ended
_____                           _____%



(1) The performance information presented above is for December 31 of each year.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different portfolio manager.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2004, the firm and its affiliates managed over $___ billion in assets.


The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

PORTFOLIO MANAGER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.


The Portfolio Manager typically employs a "value" approach in selecting investments. The Portfolio Manager's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Portfolio Manager generally looks for companies with the following:

     -    an established operating history;

     - above-average dividend yield relative to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index");

     -    low price/earnings ratio relative to the S&P 500 Index;

     -    a sound balance sheet and other positive financial characteristics;
          and

     - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Portfolio Manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio Manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc. and Government Reserve Investment Funds, Inc., internally managed money market funds of T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                             SECURITIES LENDING RISK

                           UNDERVALUED SECURITIES RISK

                              VALUE INVESTING RISK

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

      ING T. ROWE PRICE EQUITY INCOME PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995       18.93%
1996        8.77%
1997       17.44%
1998        8.26%
1999       (0.72%)
2000       12.93%
2001        1.36%
2002      (13.19%)
2003       25.16%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                            1 YEAR   5 YEARS   10 YEARS
Class S Return                               ____%    ____%      ____%
S&P 500 Index                                ____%    ____%      ____%


                                  BEST QUARTER


Quarter Ended
_____                           _____%


                                  WORST QUARTER


Quarter Ended
_____                           _____%



(1) The performance information presented above is for December 31 of each year.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to different portfolio managers.


MORE ON THE PORTFOLIO MANAGER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2004, the firm and its affiliates managed approximately $___ billion in assets.


The Portfolio is managed by an Investment Advisory Committee. Brian Rogers, as Committee Chair, has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since March 1999. He joined T. Rowe Price in 1982.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING UBS U.S. BALANCED PORTFOLIO

PORTFOLIO MANAGER

UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager allocates the Portfolio's assets among the following classes, or types, of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Portfolio Manager may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Portfolio Manager uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Portfolio Manager may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Portfolio Manager generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Portfolio Manager's assessment of what a security is worth. The Portfolio Manager bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Portfolio Manager then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.


In selecting fixed-income securities, the Portfolio Manager uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Portfolio Manager considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. Fixed-income securities in which the Portfolio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated) securities or, if unrated, determined to be of comparable quality by the Portfolio Manager.

The Portfolio Manager's fixed-income strategy combines judgments about the absolute value of the fixed-income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed-income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Portfolio Manager manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.



The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.


The Portfolio Manager may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its objective.




PORTFOLIO TURNOVER

The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                 ALLOCATION RISK
                                    CALL RISK
                                   CREDIT RISK
                                DERIVATIVES RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

           ING UBS U.S. BALANCED PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

2001       (6.52%)
2002      (14.77%)
2003       18.02%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of four indices: the Russell 3000(R) Index, the Lehman U.S. Aggregate Bond Index, the Merrill Lynch High Yield Cash Pay Index, and the 65% Russell 3000 / 30% Lehman U.S. Aggregate Bond / 5% Merrill Lynch High Yield Cash Pay Index. The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. Equity Market. The Lehman U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The inception date of the Merrill Lynch High Yield Cash Pay Index is October 31, 1984. It is not possible to invest directly in the indices.



                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                                                 10/02/00
                                                       1 YEAR   (INCEPTION)
Class S Return                                          ____%     ____%
Russell 3000(R) Index                                   ____%     ____%(3)
Lehman U.S. Aggregate Bond Index                        ____%     ____%(3)
Merrill Lynch High Yield Cash
 Pay Index                                              ____%     ____%(3)
65% Russell 3000 / 30% Lehman
 U.S. Aggregate Bond / 5% Merrill
 Lynch High Yield Cash Pay Index                        ____%     ____%(3)


                                  BEST QUARTER


Quarter Ended
_____             _____%


                                  WORST QUARTER


Quarter Ended
_____             _____%



(1) The performance information presented above is for December 31 of each year or period.

(2) UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different portfolio manager.

(3)  Index returns are for the period beginning October 1, 2000.


MORE ON THE PORTFOLIO MANAGER


UBS is the Portfolio Manager. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2004, UBS had over $___ billion in assets under management.


UBS is an indirect wholly owned subsidiary of UBS AG, and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

Investment decisions for the Portfolio are made by an investment management team at UBS.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio may invest, to a limited extent, in foreign companies that are listed on U.S. exchanges or traded in U.S. markets. Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio Manager emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Portfolio Manager seeks those companies with the potential for strong free cash flow and compelling business strategies.

Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Portfolio generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. The Portfolio's portfolio management team focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The Portfolio Manager continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

         ING VAN KAMPEN EQUITY GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003      23.65%
2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 1000(R) Growth Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Growth Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 1000(R) Growth Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                                 05/01/02
                                                       1 YEAR   (INCEPTION)
Class S Return                                          ____%      ____%
Russell 1000(R) Growth Index
S&P 500 Index                                           ____%      ____%


                                  BEST QUARTER


Quarter Ended
_____             _____%


                                  WORST QUARTER


Quarter Ended
_____             _____%



(1) The performance information presented above is as of December 31 for each year or period.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen" is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $___ billion.

The Portfolio's assets are managed within Van Kampen's U.S. Growth Team. Current members of the team include Dennis Lynch, Managing Director; David Cohen, Managing Director; and Sam Chainani, Executive Director.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Portfolio Manager emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from at least three different countries, which may include the United States.

The Portfolio Manager seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Portfolio Manager's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Portfolio Manager relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Portfolio Manager believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment to decline, and

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

       ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO - ANNUAL TOTAL RETURN(1)

2003      26.24%
2004

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International World(SM) Index ("MSCI World Index"). The MSCI World Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the MSCI World Index.


                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                                 05/01/02
                                                       1 YEAR   (INCEPTION)
Class S Return                                          ____%      ____%
MSCI World Index                                        ____%      ____%


                                  BEST QUARTER


Quarter Ended
_____             _____%


                                  WORST QUARTER


Quarter Ended
_____             _____%



(1) The performance information presented above is as of December 31 for each year or period.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $___ billion.

The Portfolio is managed by the Global Franchise team. Hassan Elmasry, Managing Director, Paras Dodhia, Vice President, and Ewa Borowska, Executive Director, are current members of the team.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE
Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Portfolio Manager seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Trust's Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Portfolio Manager may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

     ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995       31.06%
1996       20.65%
1997       29.82%
1998       14.13%
1999       15.88%
2000       (2.11%)
2001      (11.95%)
2002      (14.75%)
2003       27.87%
2004

The table below provides some indication of the risks in investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Russell 1000(R) Index. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000(R) Index. It is not possible to invest directly in the indices.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                            1 YEAR     5 YEARS   10 YEARS
Class S Return                               ____%      ____%      ____%
S&P 500 Index                                ____%      ____%      ____%
Russell 1000(R) Index                        ____%      ____%      ____%


                                  BEST QUARTER


Quarter Ended
_____             _____%


                                  WORST QUARTER


Quarter Ended
_____             _____%



(1) The performance information presented above is for December 31 of each year.

(2) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different portfolio manager.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $___ billion.

The Portfolio is managed by Van Kampen's Equity Income team. Current members of the team include James A. Gilligan, Managing Director; Thomas Bastian, Vice President; Sergio Marcheli, Vice President; James O. Roeder, Executive Director; and Vincent Vizachero, Vice President.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ"). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio Manager selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

     - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

     - financial institutions which issue or service mortgages, not to exceed 25% of total assets;

     - securities of companies unrelated to the real estate industry but which have significant real estate holdings believe to be undervalued;

     - high-yield debt securities and convertible bonds, not to exceed 20% of total assets;

     -    mortgage- and asset-backed securities; and

     -    covered options on securities and stock indexes.


The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                                  MORTGAGE RISK

                                    REIT RISK
                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.

[CHART]

        ING VAN KAMPEN REAL ESTATE PORTFOLIO - ANNUAL TOTAL RETURN(1)(2)

1995       16.59%
1996       35.30%
1997       22.79%
1998      -13.45%
1999       -3.81%
2000       30.99%
2001        8.14%
2002        0.20%
2003       37.73%
2004

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. It is not possible to invest directly in the Wilshire Real Estate Securities Index.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)



                                             1 YEAR   5 YEARS   10 YEARS
Class S Return                                ____%    ____%      ____%
Wilshire Real Estate
   Securities Index                           ____%    ____%      ____%


                                  BEST QUARTER


Quarter Ended
_____             _____%


                                  WORST QUARTER


Quarter Ended
_____             _____%



(1) The performance information presented above is for December 31 of each year.

(2) On December 17, 2001, Van Kampen became the Portfolio Manager of the Portfolio. Performance prior to December 17, 2001 is attributable to different portfolio managers.


MORE ON THE PORTFOLIO MANAGER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen" is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over $___ billion.

The Portfolio is managed by Van Kampen's Real Estate team led by Theodore R. Bigman, Managing Director.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2004 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS S SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                          DISTRIBUTION                           TOTAL       WAIVERS,      TOTAL NET
                                              MANAGEMENT     (12b-1)    SHAREHOLDER    OTHER   OPERATING  REIMBURSEMENTS,  OPERATING
                                                  FEE          FEE     SERVICES FEE  EXPENSES  EXPENSES   AND RECOUPMENTS   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio                 ___%         0.00%        0.25%      ___%(2)    ___%(4)        ___%           ___%
ING Alliance Mid Cap Growth Portfolio            ___%         0.00%        0.25%      ___%(2)    ___%(4)        ___%           ___%
ING Capital Guardian Managed Global Portfolio    ___%(1)      0.00%        0.25%      ___%(2)    ___%(4)        ___%           ___%
ING Capital Guardian Small/Mid Cap Portfolio     ___%         0.00%        0.25%      ___%(2)    ___%(4)        ___%           ___%
ING Capital Guardian U.S. Equities Portfolio     ___%         0.00%        0.25%      ___%(2)    ___%(4)        ___%           ___%
ING FMR(SM) Diversified Mid Cap Portfolio        ___%         0.00%        0.25%      ___%(2)    ___%           ___%           ___%
ING FMR(SM) Earnings Growth Portfolio            ___%         0.00%        0.25%      ___%(3)    ___%           ___%(5)        ___%
ING Goldman Sachs Tollkeeper(SM) Portfolio       ___%         0.00%        0.25%      ___%(2)    ___%           ___%(5)        ___%
ING Hard Assets Portfolio                        ___%         0.00%        0.25%      ___%(2)    ___%           ___%           ___%
ING Jennison Equity Opportunities Portfolio      ___%         0.00%        0.25%      ___%(2)    ___%(4)        ___%           ___%
ING Mercury Focus Value Portfolio                ___%         0.00%        0.25%      ___%(2)    ___%           ___%           ___%
ING Mercury Large Cap Growth Portfolio           ___%         0.00%        0.25%      ___%(2)    ___%           ___%           ___%
ING Salomon Brothers All Cap Portfolio           ___%         0.00%        0.25%      ___%(2)    ___%(4)        ___%           ___%
ING Salomon Brothers Investors Portfolio         ___%         0.00%        0.25%      ___%(2)    ___%           ___%           ___%
ING T. Rowe Price Capital Appreciation
  Portfolio                                      ___%         0.00%        0.25%      ___%(2)    ___%(4)        ___%           ___%
ING T. Rowe Price Equity Income Portfolio        ___%         0.00%        0.25%      ___%(2)    ___%(4)        ___%           ___%
ING UBS U.S. Balanced Portfolio                  ___%         0.00%        0.25%      ___%(2)    ___%           ___%           ___%
ING Van Kampen Equity Growth Portfolio           ___%         0.00%        0.25%      ___%(2)    ___%           ___%           ___%
ING Van Kampen Global Franchise Portfolio        ___%         0.00%        0.25%      ___%(2)    ___%           ___%           ___%
ING Van Kampen Growth and Income Portfolio       ___%         0.00%        0.25%      ___%(2)    ___%(4)        ___%           ___%
ING Van Kampen Real Estate Portfolio             ___%         0.00%        0.25%      ___%(2)    ___%           ___%           ___%



(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised.

(2) The Management Agreement between the Trust and its manager, Directed Services, Inc., ("DSI") provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


(3) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING FMR(SM) Earnings Growth Portfolio. "Other Expenses" for ING FMR(SM) Earnings Growth Portfolio are estimated because it did not have a full calendar year of performance as of December 31, 2004.

(4) A portion of the brokerage commissions that the ING AIM Mid Cap Growth, ING Alliance Mid Cap Growth, ING Capital Guardian U.S. Equities, ING Capital Guardian Managed Global, ING Capital Guardian Small/Mid Cap, ING Jennison Equity Opportunities, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2004 would have been ___%, ___%, ___%, ___%, ___%, ___%, ___%, ___%, ___%, and ___%, respectively.
     This arrangement may be discontinued at any time.

(5) Directed Services, Inc. ("DSI"), the manager, has entered into a written expense limitation agreement with respect to ING FMR(SM) Earnings Growth and ING Goldman Sachs Tollkeeper(SM) Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupment." The expense limitation agreement will continue through at least May 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

EXAMPLE This Example is intended to help you compare the cost of investing in the Class S shares of the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio                          $ ___    $ ___     $ ___     $ ____
ING Alliance Mid Cap Growth Portfolio                     $ ___    $ ___     $ ___     $ ____
ING Capital Guardian Managed Global Portfolio             $ ___    $ ___     $ ___     $ ____
ING Capital Guardian Small/Mid Cap Portfolio              $ ___    $ ___     $ ___     $ ____
ING Capital Guardian U.S. Equities Portfolio              $ ___    $ ___     $ ___     $ ____
ING FMR(SM) Diversified Mid Cap Portfolio                 $ ___    $ ___     $ ___     $ ____
ING FMR(SM) Earnings Growth Portfolio(1)                  $ ___    $ ___     $ ___     $ ____
ING Goldman Sachs Tollkeeper(SM) Portfolio(1)             $ ___    $ ___     $ ___     $ ____
ING Hard Assets Portfolio                                 $ ___    $ ___     $ ___     $ ____
ING Jennison Equity Opportunities Portfolio               $ ___    $ ___     $ ___     $ ____
ING Mercury Focus Value Portfolio                         $ ___    $ ___     $ ___     $ ____
ING Mercury Large Cap Growth Portfolio                    $ ___    $ ___     $ ___     $ ____
ING Salomon Brothers All Cap Portfolio                    $ ___    $ ___     $ ___     $ ____
ING Salomon Brothers Investors Portfolio                  $ ___    $ ___     $ ___     $ ____
ING T. Rowe Price Capital Appreciation Portfolio          $ ___    $ ___     $ ___     $ ____
ING T. Rowe Price Equity Income Portfolio                 $ ___    $ ___     $ ___     $ ____
ING UBS U.S. Balanced Portfolio                           $ ___    $ ___     $ ___     $ ____
ING Van Kampen Equity Growth Portfolio                    $ ___    $ ___     $ ___     $ ____
ING Van Kampen Global Franchise Portfolio                 $ ___    $ ___     $ ___     $ ____
ING Van Kampen Growth and Income Portfolio                $ ___    $ ___     $ ___     $ ____
ING Van Kampen Real Estate Portfolio                      $ ___    $ ___     $ ___     $ ____



(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------


THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


ALLOCATION RISK. A Portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Portfolio Manager. A Portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

BORROWING AND LEVERAGE RISK. A Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. Forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

CREDIT RISK. A bond issuer (debtor) may fail to repay interest and principal in a timely manner. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect a portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain a Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any


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deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social, and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security.

GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (GNMA). Other U.S. government securities are not direct obligations of the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


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GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

HIGH-YIELD BOND RISK. High-yield bonds (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannon make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. A portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market industry.

INTEREST RATE RISK. The prices of debt securities generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Portfolio Manager to evaluate securities or securities markets are based on the Portfolio Manager's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.


IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid

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securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MATURITY RISK. Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.


MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

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To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Portfolio Manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more market sectors, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

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SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.


SHORT SALES RISK. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.


SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Investments in special situation companies may not appreciate if an anticipated development does not occur or does not produce the anticipated result.


UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented stocks and may not favor equities at all.

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PERCENTAGE AND RATING LIMITATIONS


Unless otherwise stated, the percentage limitations, ratings, limitations or debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.


A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total


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assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Portfolio Manager believes that adverse market, economic, political or other conditions may affect a Portfolio. Instead, a Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Goldman Sachs Tollkeeper Portfolio may invest, for temporary defensive purposes, more significantly in U.S. government securities, repurchase agreements collateralized by by U.S. government securities, CD's, bankers' acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a maturity of less than one year. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional Information. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES

In addition to advisory services, DSI has been contracted to provides administrative and services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio). DSI procures and pays for the services and information necessary for the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. For these Portfolios, DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING FMR(SM) Earnings Growth Portfolio), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into a Sub-Administration Agreement with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth


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Portfolio. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth Portfolio directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews that the Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class, Institutional Class, Service Class ("Class S") and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.


SERVICE FEES. The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each Portfolio of the Trust. The Agreement allows DSI, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of up to 0.25% of the portfolio's average daily net assets attributable to its Class S shares.


Effective August 1, 2002, in connection with the implementation of the Multiple Class Plan, the management fee for those Portfolios that commenced operations prior to May 2002 was reduced by 0.25%, the same amount as the new service fee.


INTERESTS OF HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

FREQUENT TRADING - MARKET TIMING


The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediary will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio's and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio does not accurately value securities, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial Intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made and in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolio's polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


CUSTODIAN

The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash. The Custodian is also responsible for safekeeping the Trust's assets and for portfolio accounting services for the Portfolios.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as an independent registered public accounting firm to the Portfolios.

--------------------------------------------------------------------------------
                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE ADVISER


DSI, a New York corporation, is the adviser to the Trust. As of December 31, 2004, DSI managed over $__ billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and with the NASD as a broker-dealer. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board to replace an existing Portfolio Manager with a non-affiliated Portfolio Manager for the Portfolios, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' Statement of Additional Information.

DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE

The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:


                                                                     FEE PAID TO DSI DURING 2004
                                                                   (AS A PERCENTAGE OF AVERAGE NET
      PORTFOLIO                                                              ASSETS)(1)
      --------------------------------------------------------------------------------------------
      ING AIM Mid Cap Growth Portfolio                                           _%
      ING Alliance Mid Cap Growth Portfolio                                      _%
      ING Capital Guardian Managed Global Portfolio                              _%
      ING Capital Guardian Small/Mid Cap Portfolio                               _%
      ING Capital Guardian U.S. Equities Portfolio                               _%
      ING FMR(SM) Diversified Mid Cap Portfolio                                  _%
      ING Goldman Sachs Tollkeeper(SM) Portfolio                                 _%
      ING Hard Assets Portfolio                                                  _%
      ING Jennison Equity Opportunities Portfolio                                _%
      ING Mercury Focus Value Portfolio                                          _%
      ING Mercury Large Cap Growth Portfolio                                     _%
      ING Salomon Brothers All Cap Portfolio                                     _%
      ING Salomon Brothers Investors Portfolio                                   _%
      ING T. Rowe Price Capital Appreciation Portfolio                           _%
      ING T. Rowe Price Equity Income Portfolio                                  _%
      ING UBS U.S. Balanced Portfolio                                            _%
      ING Van Kampen Equity Growth Portfolio                                     _%
      ING Van Kampen Global Franchise Portfolio                                  _%
      ING Van Kampen Growth and Income Portfolio                                 _%
      ING Van Kampen Real Estate Portfolio                                       _%



(1) DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------


The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.


When market quotations are not readily available or are deemed unreliable, the Portfolio may use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;


     -    Securities of an issuer that has entered into a restructuring;


     -    Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

     -    Securities that are restricted or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.


--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance

--------------------------------------------------------------------------------
                       TAXES AND DISTRIBUTIONS (CONTINUED)
--------------------------------------------------------------------------------


company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.


The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because ING FMR(SM) Earnings Growth Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), audited financial highlights are not available.


ING AIM MID CAP GROWTH PORTFOLIO*


                                                                                          CLASS S
                                                          -----------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                                              2004           2003          2002#           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                       $                     8.99          13.16          16.72          19.95
 Income (loss) from investment operations:
 Net investment loss                                      $                    (0.04)         (0.06)         (0.08)         (0.02)
 Net realized and unrealized gain (loss) on investments   $                     4.01          (4.11)         (3.46)         (2.52)
 Total from investment operations                         $                     3.97          (4.17)         (3.54)         (2.54)
 Less Distributions:
 Dividends from net investment income                     $                       --             --             --             --
 Distributions from capital gains                         $                       --             --          (0.02)         (0.69)
 Total distributions                                      $                       --             --          (0.02)         (0.69)
 Net asset value, end of year                             $                    12.96           8.99          13.16          16.72
 TOTAL RETURN                                             %                    44.16         (31.69)        (21.17)        (12.45)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                       $                  230,255        145,379        269,805        374,614
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture                     %                     0.86           0.90             --             --
 Before brokerage commission recapture                    %                     0.94           0.95           0.95           0.95
 Ratio of net investment loss to average net assets       %                    (0.37)         (0.52)         (0.53)         (0.19)
 Portfolio turnover rate                                  %                      214            188            200            219



* Since March 1, 1999, ING AIM Capital Management Group, Inc. has served as Portfolio Manager for the ING AIM Capital Mid Cap Growth Portfolio. Prior to that date, a different firm served as Portfolio Manager.


# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING ALLIANCE MID CAP GROWTH PORTFOLIO


                                                                                        CLASS S
                                                         ----------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------------
                                                             2004          2003          2002#           2001          2000
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                      $                    8.92          12.75          14.78          18.52
 Income (loss) from investment operations:
 Net investment loss                                     $                   (0.07)         (0.07)         (0.07)         (0.07)
 Net realized and unrealized gain (loss) on investments  $                    6.05          (3.76)         (1.96)         (3.14)
 Total from investment operations                        $                    5.98          (3.83)         (2.03)         (3.21)
 Less Distributions:
 Dividends from net investment income                    $                      --             --             --             --
 Distributions from capital gains                        $                      --             --             --          (0.53)
 Return of capital                                       $                      --             --             --          (0.00)(1)
 Total distributions                                     $                      --             --             --          (0.53)
 Net asset value, end of year                            $                   14.90           8.92          12.75          14.78
 TOTAL RETURN                                            %                   67.04         (30.04)        (13.73)        (17.12)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                      $                 528,029        288,770        468,567        562,549
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture                    %                    0.99           1.02             --             --
 Before brokerage commission recapture                   %                    1.04           1.05           1.01           0.99
 Ratio of net investment income (loss) to average net
   assets                                                %                   (0.68)         (0.69)         (0.53)         (0.45)
 Portfolio turnover rate                                 %                     111            159            211             59


(1)  Amount is less than 0.01%.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO*

                                                                                          CLASS S
                                                          -----------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                                              2004           2003          2002#           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                       $                     8.29          10.40          11.82          19.96
 Income (loss) from investment operations:
 Net investment income (loss)                             $                     0.03           0.02           0.00(1)          --
 Net realized and unrealized gain (loss) on investments
   and foreign currencies                                 $                     2.98          (2.12)         (1.41)         (3.13)
 Total from investment operations                         $                     3.01          (2.10)         (1.41)         (3.13)
 Less Distributions:
 Dividends from net investment income                     $                       --          (0.00)(1)      (0.01)         (0.02)
 Return of capital                                        $                       --          (0.01)            --             --
 Distributions from capital gains                         $                       --             --             --          (4.99)
 Total distributions                                      $                       --          (0.01)         (0.01)         (5.01)
 Net asset value, end of year                             $                    11.30           8.29          10.40          11.82
 TOTAL RETURN                                             %                    36.31         (20.18)        (11.91)        (14.56)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                       $                  358,796        226,961        255,251        232,963
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture                     %                     1.25           1.25             --             --
 Before brokerage commission recapture                    %                     1.26           1.26           1.26           1.25
 Ratio of net investment income (loss) to average net
   assets                                                 %                     0.38           0.20          (0.01)          0.05
 Portfolio turnover rate                                  %                       23             36             30            109

* Since February 1, 2000, Capital Guardian Trust Company has served as Portfolio Manager of the ING Capital Guardian Managed Global Portfolio. Prior to that date, a different firm served as Portfolio Manager.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(1)  Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO*



                                                                                          CLASS S
                                                          -----------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                                              2004           2003          2002#           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                       $                     7.84          10.53          10.71          23.44
 Income (loss) from investment operations:
 Net investment income (loss)                             $                     0.02           0.02           0.01           0.04
 Net realized and unrealized gain (loss) on investments   $                     3.14          (2.70)         (0.18)         (5.05)
 Total from investment operations                         $                     3.16          (2.68)         (0.17)         (5.01)
 Less Distributions:
 Dividends from net investment income                     $                    (0.01)         (0.01)         (0.01)         (0.03)
 Distributions from capital gains                         $                       --             --             --          (7.69)
 Total distributions                                      $                    (0.01)         (0.01)         (0.01)         (7.72)
 Net asset value, end of year                             $                    10.99           7.84          10.53          10.71
 TOTAL RETURN                                             %                    40.36         (25.43)         (1.56)        (18.17)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                       $                  573,425        365,177        516,009        461,106
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture                     %                     0.93           0.94             --             --
 Before brokerage commission recapture                    %                     0.94           0.95           0.95           0.95
 Ratio of net investment income to average net assets     %                     0.28           0.28           0.16           0.21
 Portfolio turnover rate                                  %                       40             40             42            116


* Since February 1, 2000, Capital Guardian Trust Company has served as Portfolio Manager for the ING Capital Guardian Small Cap Portfolio. Prior to that date, a different firm served as Portfolio Manager. Prior to May 1, 2002, the ING Capital Guardian Small Cap Portfolio was named the Small Cap Series.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


                                                                                         CLASS S
                                                          ---------------------------------------------------------------------
                                                                              YEAR ENDED
                                                                              DECEMBER 31,                         PERIOD ENDED
                                                          --------------------------------------------------       DECEMBER 31,
                                                             2004        2003           2002#         2001            2000*
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $                7.74           10.18        10.58            10.00
 Income (loss) from investment operations:
 Net investment income                                    $                0.02            0.03         0.01             0.03
 Net realized and unrealized gain (loss) on investments
   and foreign currencies                                 $                2.82           (2.45)       (0.39)            0.65
 Total from investment operations                         $                2.84           (2.42)       (0.38)            0.68
 Less Distributions:
 Dividends from net investment income                     $               (0.00)(1)       (0.02)       (0.02)           (0.02)
 Distributions from capital gains                         $                  --              --        (0.00)(1)        (0.08)
 Total distributions                                      $                  --           (0.02)       (0.02)           (0.10)
 Net asset value, end of period                           $               10.58            7.74        10.18            10.58
 TOTAL RETURN++                                           %               36.75          (23.79)       (3.62)            6.81

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $             575,864         301,376      282,049          113,206
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                    %                0.99            0.99           --               --
 Before brokerage commission recapture+                   %                1.00            1.01         1.01             1.00
 Ratio of net investment income to average net assets+    %                0.30            0.33         0.17             0.60
 Portfolio turnover rate                                  %                  21              27           29               22

* The ING Capital Guardian Large Cap Value Portfolio commenced operations on February 1, 2000.

+    Annualized for periods less than one year.

++   Total return for periods less than one year are not annualized.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.

(1)  Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO



                                                                                        CLASS S
                                                          -------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,                  PERIOD ENDED
                                                          ---------------------------------------------------    DECEMBER 31,
                                                             2004           2003         2002#        2001          2000*#
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $                    7.41         9.21         9.89         10.00
 Income (loss) from investment operations:
 Net investment income                                    $                    0.02         0.03         0.02          0.04
 Net realized and unrealized gain (loss) on investments   $                    2.46        (1.81)       (0.68)        (0.13)
 Total from investment operations                         $                    2.48        (1.78)       (0.66)        (0.09)
 Less distributions:
 Dividends from net investment income                     $                   (0.00)(1)    (0.02)       (0.02)        (0.02)
 Net asset value, end of period                           $                    9.89         7.41         9.21          9.89
 TOTAL RETURN++                                           %                   33.47       (19.34)       (6.64)        (0.87)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                     $                 163,668       91,198       58,712        13,834
 Ratio of operating expenses to average net assets+       %                    1.00         1.01         1.01          1.00
 Ratio of net investment income to average net assets+    %                    0.32         0.33         0.47          1.70
 Portfolio turnover rate                                  %                      93          106           89            20


* The ING FMR(SM) Diversified Mid Cap Portfolio commenced operations on October 2, 2000.

+    Annualized for periods less than one year.

++   Total return for periods less than one year are not annualized.

# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

(1)  Amount is less than $0.01.

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO

                                                                                           CLASS S
                                                                    ------------------------------------------------------
                                                                                  YEAR ENDED
                                                                                 DECEMBER 31,                 PERIOD ENDED
                                                                    --------------------------------------    DECEMBER 31,
                                                                        2004         2003          2002#         2001*
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $                   4.76          7.69        10.00
 Income (loss) from investment operations:
 Net investment loss                                                $                  (0.06)        (0.10)       (0.06)
 Net realized and unrealized gain (loss) on investments             $                   2.01         (2.83)       (2.25)
 Total from investment operations                                   $                   1.95         (2.93)       (2.31)
 Net asset value, end of period                                     $                   6.71          4.76         7.69
 TOTAL RETURN++                                                     %                  40.97        (38.10)      (23.10)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                               $                 53,825        15,199        9,255
 Ratio of operating expenses to average net assets+                 %                   1.85          1.86         1.85
 Ratio of net investment loss to average net assets+                %                  (1.64)        (1.79)       (1.69)
 Portfolio turnover rate                                            %                     30            42           21

* The ING Goldman Sachs Internet Tollkeeper(SM) Portfolio commenced operations on May 1, 2001.

+    Annualized for periods less than one year.

++   Total return for periods less than one year are not annualized.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING HARD ASSETS PORTFOLIO*


                                                                                           CLASS S
                                                          -----------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                                              2004           2003          2002#           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                       $                     9.81           9.79          11.14          11.76
 Income (loss) from investment operations:
 Net investment income                                    $                     0.16           0.16           0.19           0.01
 Net realized and unrealized gain (loss) on investments
   and foreign currencies                                 $                     4.96          (0.08)         (1.54)         (0.57)
 Total from investment operations                         $                     5.12           0.08          (1.35)         (0.56)
 Less distributions:
 Dividends from net investment income                     $                    (0.04)         (0.06)            --          (0.05)
 Return of capital                                        $                       --             --             --          (0.01)
 Total distributions                                      $                    (0.04)         (0.06)            --          (0.06)
 Net asset value, end of year                             $                    14.89           9.81           9.79          11.14
 TOTAL RETURN                                             %                    52.22           0.80         (12.12)         (4.73)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                       $                  144,294         69,313         33,787         42,109
 Ratio of operating expenses to average net assets        %                     0.94           0.94           0.95           0.95
 Ratio of net investment income to average net assets     %                     2.52           1.50           1.68           1.00
 Portfolio turnover rate                                  %                      117            187            240            207


* Since March 1, 1999, Baring International Investment Limited has served as Portfolio Manager for the ING Hard Assets Portfolio. Prior to that date, a different firm served as Portfolio Manager.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO*

                                                                                          CLASS S
                                                          -----------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                                              2004           2003          2002#           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                       $                    10.03          14.20          16.33          20.02
 Income (loss) from investment operations:
 Net investment income (loss)                             $                     0.04           0.02           0.01           0.00(1)
 Net realized and unrealized gain (loss) on investments   $                     3.08          (4.17)         (2.13)         (3.08)
 Total from investment operations                         $                     3.12          (4.15)         (2.12)         (3.08)
 Less distributions:
 Dividends from net investment income                     $                    (0.01)         (0.02)         (0.01)            --
 Distributions from capital gains                         $                       --             --             --          (0.61)
 Total distributions                                      $                    (0.01)         (0.02)         (0.01)         (0.61)
 Net asset value, end of year                             $                    13.14          10.03          14.20          16.33
 TOTAL RETURN                                             %                    31.11         (29.26)        (12.98)        (15.22)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                       $                  340,331        287,276        450,704        491,555
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture                     %                     0.89           0.87             --             --
 Before brokerage commission recapture                    %                     0.94           0.95           0.95           0.95
 Ratio of net investment income (loss) to average net
   assets                                                 %                     0.33           0.20           0.09           0.00(1)
 Portfolio turnover rate                                  %                      106            158             40             62


* Since August 1, 2002, Jennison Associates, LLC has served as the Portfolio Manager for the ING Jennison Equity Opportunities Portfolio. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from Capital Appreciation Series to ING Jennison Equity Opportunities Portfolio.


# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(1)  Amount is less than 0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY FOCUS VALUE PORTFOLIO


                                                                                            CLASS S
                                                                         -------------------------------------------
                                                                                 YEAR ENDED
                                                                                DECEMBER 31,            PERIOD ENDED
                                                                         ------------------------       DECEMBER 31,
                                                                            2004           2003            2002*#
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                    $                   8.45          10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                            $                   0.01           0.00(1)
 Net realized and unrealized gain (loss) on investments                  $                   2.62          (1.55)
 Total from investment operations                                        $                   2.63          (1.55)
 Less distributions:
 Dividends from net investment income                                    $                  (0.01)            --
 Distributions from capital gains                                        $                  (0.09)            --
 Total distributions                                                     $                  (0.10)            --
 Net asset value, end of period                                          $                  10.98           8.45
 TOTAL RETURN++                                                          %                  31.22         (15.50)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                    $                 27,213          8,045
 Ratio of operating expenses to average net assets+                      %                   1.05           1.05
 Ratio of net investment income (loss) to average net assets+            %                   0.17           0.06
 Portfolio turnover rate                                                 %                     76             61


*    The ING Mercury Focus Value Portfolio commenced operations on May 1, 2002.

+    Annualized for periods less than one year.

++   Total return for periods less than one year are not annualized.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(1)  Amount is less than $0.01.

ING MERCURY LARGE CAP GROWTH PORTFOLIO

                                                                                            CLASS S
                                                                         -------------------------------------------
                                                                                 YEAR ENDED
                                                                                DECEMBER 31,            PERIOD ENDED
                                                                         ------------------------       DECEMBER 31,
                                                                            2004           2003            2002*#
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                    $                   8.05           10.00
 Income (loss) from investment operations:
 Net investment loss                                                     $                  (0.02)          (0.01)
 Net realized and unrealized gain (loss) on investments                  $                   2.19           (1.94)
 Total from investment operations                                        $                   2.17           (1.95)
 Net asset value, end of period                                          $                  10.22            8.05
 TOTAL RETURN++                                                          %                  26.96          (19.50)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                    $                 14,481           4,757
 Ratio of operating expenses to average net assets+                      %                   1.05            1.05
 Ratio of net investment income (loss) to average net assets+            %                  (0.27)          (0.09)
 Portfolio turnover rate                                                 %                    102              56

* The ING Mercury Fundamental Growth Portfolio commenced operations on May 1, 2002.

+    Annualized for periods less than one year.

++   Total return for periods less than one year are not annualized.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING SALOMON BROTHERS ALL CAP PORTFOLIO


                                                                                        CLASS S
                                                          ---------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,                  PERIOD ENDED
                                                          --------------------------------------------------       DECEMBER 31,
                                                             2004        2003            2002#        2001            2000*
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $                8.56           11.53        11.45           10.00
 Income (loss) from investment operations:
 Net investment income                                    $                0.03            0.03         0.09            0.05
 Net realized and unrealized gain (loss) on investments   $                3.30           (2.98)        0.12            1.68
 Total from investment operations                         $                3.33           (2.95)        0.21            1.73
 Less distributions:
 Dividends from net investment income                     $               (0.01)          (0.02)       (0.09)          (0.04)
 Distributions from capital gains                         $                  --              --        (0.04)          (0.24)
 Total distributions                                      $               (0.01)          (0.02)       (0.13)          (0.28)
 Net asset value, end of period                           $               11.88            8.56        11.53           11.45
 TOTAL RETURN++                                           %               38.85          (25.57)        1.91           17.45

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in (000's)                    $             429,843         252,792      307,030         111,887
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture+                    %                0.98            1.01           --              --
 Before brokerage commission recapture+                   %                1.00            1.01         1.01            1.00
 Ratio of net investment income to average net assets+    %                0.30            0.32         1.15            1.10
 Portfolio turnover rate                                  %                  21             139           75              82


* The ING Salomon Brothers All Cap Portfolio commenced operations on February 1, 2000.

+    Annualized for periods less than one year.

++   Total return for periods less than one year are not annualized.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING SALOMON BROTHERS INVESTORS PORTFOLIO

                                                                                          CLASS S
                                                          ---------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,                  PERIOD ENDED
                                                          --------------------------------------------------       DECEMBER 31,
                                                             2004        2003            2002#        2001            2000*
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $                8.02           10.50        11.06           10.00
 Income (loss) from investment operations:
 Net investment income                                    $                0.10            0.09         0.04            0.06
 Net realized and unrealized gain (loss) on investments   $                2.41           (2.50)       (0.52)           1.33
 Total from investment operations                         $                2.51           (2.41)       (0.48)           1.39
 Less distributions:
 Dividends from net investment income                     $               (0.02)          (0.07)       (0.05)          (0.05)
 Distributions from capital gains                         $                  --              --        (0.03)          (0.28)
 Total distributions                                      $               (0.02)          (0.07)       (0.08)          (0.33)
 Net asset value, end of period                           $               10.51            8.02        10.50           11.06
 TOTAL RETURN++                                           %               31.25          (22.98)       (4.27)          14.07

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                     $             139,825          94,986       95,347          27,440
 Ratio of operating expenses to average net assets+       %                1.00            1.01         1.01            1.00
 Ratio of net investment income/(loss) to average net
   assets+                                                %                1.24            1.03         0.78            1.13
 Portfolio turnover rate                                  %                  40              42           39             118

* The ING Salomon Brothers Investors Portfolio commenced operations on February 1, 2000.

+    Annualized for periods less than one year.

++   Total return for periods less than one year are not annualized.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


                                                                                          CLASS S
                                                          -----------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                                              2004           2003          2002#           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                       $                    17.13          17.50          16.62          15.05
 Income from investment operations:
 Net investment income                                    $                     0.26           0.38           0.36           0.47
 Net realized and unrealized gain (loss) on investments
   and foreign currencies                                 $                     4.06          (0.29)          1.28           2.78
 Total from investment operations                         $                     4.32           0.09           1.64           3.25
 Less distributions:
 Dividends from net investment income                     $                    (0.07)         (0.26)         (0.37)         (0.62)
 Distributions from capital gains                         $                    (0.02)         (0.20)         (0.39)         (1.06)
 Total distributions                                      $                    (0.09)         (0.46)         (0.76)         (1.68)
 Net asset value, end of year                             $                    21.36          17.13          17.50          16.62
 TOTAL RETURN                                             %                    25.23           0.48           9.92          21.97

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                       $                1,413,027        994,912        688,506        373,548
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture                     %                     0.93           0.94             --             --
 Before brokerage commission recapture                    %                     0.94           0.95           0.95           0.95
 Ratio of net investment income to average net assets     %                     1.73           2.13           2.65           3.24
 Portfolio turnover rate                                  %                       12             16             23             42


# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

                                                                                         CLASS S
                                                          -----------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                                              2004           2003#          2002#          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                       $                     9.72          11.41          11.67          11.24
 Income (loss) from investment operations:
 Net investment income                                    $                     0.17           0.17           0.14           0.23
 Net realized and unrealized gain (loss) on investments   $                     2.27          (1.68)          0.01           1.18
 Total from investment operations                         $                     2.44          (1.51)          0.15           1.41
 Less distributions:
 Dividends from net investment income                     $                    (0.03)         (0.12)         (0.14)         (0.30)
 Distributions from capital gains                         $                    (0.01)         (0.06)         (0.27)         (0.68)
 Total distributions                                      $                    (0.04)         (0.18)         (0.41)         (0.98)
 Net asset value, end of year                             $                    12.12           9.72          11.41          11.67
 TOTAL RETURN                                             %                    25.16         (13.19)          1.36          12.93

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                       $                  658,866        418,276        426,726        298,092
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture                     %                     0.93           0.93             --             --
 Before brokerage commission recapture                    %                     0.94           0.95           0.95           0.95
 Ratio of net investment income to average net assets     %                     1.68           1.58           1.43           1.98
 Portfolio turnover rate                                  %                       12             23             16             53

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING UBS U.S. BALANCED PORTFOLIO


                                                                                        CLASS S
                                                          ---------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,                    PERIOD ENDED
                                                          --------------------------------------------------       DECEMBER 31,
                                                             2004       2003            2002#        2001             2000*#
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $                7.33            8.71         9.40          10.00
 Income (loss) from investment operations:
 Net investment income                                    $                0.09            0.09         0.03           0.09
 Net realized and unrealized gain (loss) on investments   $                1.23           (1.38)       (0.64)         (0.68)
 Total from investment operations                         $                1.32           (1.29)       (0.61)         (0.59)
 Less distributions:
 Dividends from net investment income                     $               (0.00)(1)       (0.09)       (0.08)         (0.01)
 Net asset value, end of period                           $                8.65            7.33         8.71           9.40
 TOTAL RETURN++                                           %               18.02          (14.77)       (6.52)         (5.90)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                     $              68,691          47,394       51,723          8,497
 Ratio of operating expenses to average net assets+       %                1.01            1.01         1.01           1.00
 Ratio of net investment income to average net assets+    %                1.38            1.11         1.50           3.80
 Portfolio turnover rate                                  %                 203             126           50             10



*    The ING UBS U.S. Allocation Portfolio commenced operations on October 2,
     2000.


+    Annualized for periods less than one year.

++   Total return for periods less than one year are not annualized.

# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

(1)  Amount is less than $0.01.

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

                                                                                          CLASS S
                                                                         -------------------------------------------
                                                                                 YEAR ENDED
                                                                                DECEMBER 31,            PERIOD ENDED
                                                                         ------------------------       DECEMBER 31,
                                                                            2004           2003           2002*#
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                    $                   7.89            10.00
 Income (loss) from investment operations:
 Net investment income                                                   $                   0.01             0.01
 Net realized and unrealized gain (loss) on investments                  $                   1.85            (2.11)
 Total from investment operations                                        $                   1.86            (2.10)
 Less distributions:
 Dividends from net investment income                                    $                  (0.00)(1)        (0.01)
 Distributions from capital gains                                        $                  (0.10)              --
 Total distributions                                                     $                  (0.10)           (0.01)
 Net asset value, end of period                                          $                   9.65             7.89
 TOTAL RETURN++                                                          %                  23.65           (21.05)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                    $                 29,803            6,334
 Ratio of operating expenses to average net assets+                      %                   1.02             1.00
 Ratio of net investment income to average net assets+                   %                   0.06             0.13
 Portfolio turnover rate                                                 %                    120              113

*    The ING Van Kampen Equity Growth Portfolio commenced operations on May 1,
     2002.

+    Annualized for periods less than one year.

++   Total return for periods less than one year are not annualized.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(1)  Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


                                                                                          CLASS S
                                                                         -------------------------------------------
                                                                                 YEAR ENDED
                                                                                DECEMBER 31,            PERIOD ENDED
                                                                         ------------------------       DECEMBER 31,
                                                                            2004           2003           2002*#
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                    $                   8.93           10.00
 Income (loss) from investment operations:
 Net investment income                                                   $                   0.09            0.04
 Net realized and unrealized gain (loss) on investments and foreign
   currencies                                                            $                   2.25           (1.11)
 Total from investment operations                                        $                   2.34           (1.07)
 Less distributions:
 Distributions from capital gains                                        $                  (0.00)(1)          --
 Return of capital                                                       $                  (0.06)             --
 Total distributions                                                     $                  (0.06)             --
 Net asset value, end of period                                          $                  11.21            8.93
 TOTAL RETURN++                                                          %                  26.24          (10.70)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                    $                 58,098          19,133
 Ratio of operating expenses to average net assets+                      %                   1.25            1.25
 Ratio of net investment income to average net assets+                   %                   1.35            0.70
 Portfolio turnover rate                                                 %                      9              33


* The ING Van Kampen Global Franchise Portfolio commenced operations on May 1, 2002.

+    Annualized for periods less than one year.

++   Total return for periods less than one year are not annualized.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(1)  Amount less than $0.01.

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

                                                                                          CLASS S
                                                          -----------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                                              2004           2003          2002#           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                       $                    17.23          20.41          23.53          24.84
 Income (loss) from investment operations:
 Net investment income                                    $                     0.23           0.20           0.07           0.07
 Net realized and unrealized gain (loss) on investments   $                     4.57          (3.21)         (2.89)         (0.62)
 Total from investment operations                         $                     4.80          (3.01)         (2.82)         (0.55)
 Less distributions:
 Dividends from net investment income                     $                    (0.05)         (0.17)         (0.06)         (0.11)
 Distributions from capital gains                         $                       --             --          (0.24)         (0.65)
 Total distributions                                      $                    (0.05)         (0.17)         (0.30)         (0.76)
 Net asset value, end of year                             $                    21.98          17.23          20.41          23.53
 TOTAL RETURN                                             %                    27.87         (14.75)        (11.95)         (2.11)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                       $                  759,747        599,841        793,601        941,024
 Ratio of operating expenses to average net assets:
 After brokerage commission recapture                     %                     0.90           0.91             --             --
 Before brokerage commission recapture                    %                     0.94           0.95           0.95           0.95
 Ratio of net investment income to average net assets     %                     1.25           1.08           0.33           0.30
 Portfolio turnover rate                                  %                       62            153             36             37

# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO*


                                                                                          CLASS S
                                                          -----------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                                              2004           2003#          2002#           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                       $                    14.97          15.64          15.21          12.12
 Income (loss) from investment operations:
 Net investment income                                    $                     0.78           0.73           0.70           0.42
 Net realized and unrealized gain (loss) on investments   $                     4.86          (0.71)          0.53           3.33
 Total from investment operations                         $                     5.64           0.02           1.23           3.75
 Less distributions:
 Dividends from net investment income                     $                    (0.03)         (0.44)         (0.59)         (0.66)
 Distributions from capital gains                         $                    (0.12)         (0.25)         (0.21)            --
 Total distributions                                      $                    (0.15)         (0.69)         (0.80)         (0.66)
 Net asset value, end of year                             $                    20.46          14.97          15.64          15.21
 TOTAL RETURN                                             %                    37.73           0.20           8.14          30.99

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's)                       $                  341,126        194,207        130,643        103,800
 Ratio of operating expenses to average net assets        %                     0.93           0.95           0.95           0.95
 Ratio of net investment income to average net assets     %                     4.67           4.56           5.35           5.60
 Portfolio turnover rate                                  %                       12             27             81             69


* Since December 17, 2001, Van Kampen has served as Portfolio Manager for the ING Van Kampen Real Estate Portfolio. Prior to that date, a different firm served as Portfolio Manager.

# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                      (This page intentionally left blank.)

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2005, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the Auditors' Report.


To obtain a free copy of these documents or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 or call (800) 366-0066.


Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST TRUSTEES


John Boyer


J. Michael Earley


R. Barbara Gitenstein

Patrick Kenny


Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam


John G. Turner


Roger B. Vincent

Richard A. Wedemeyer


[ING LOGO]



05/01/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2005


STOCK FUNDS
  ING American Funds Growth Portfolio
  ING American Funds International Portfolio
  ING American Funds Growth-Income Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING INVESTORS TRUST LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN CERTAIN ING INVESTORS TRUST PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                       PAGE
INTRODUCTION
   ING Investors Trust                                                    2
   Master/Feeder Mutual Fund Structure                                    2
   Investment Adviser                                                     2
   Investment Adviser to the Master Funds                                 2
   Portfolios and Master Funds                                            2
   Investing through your Variable Contract                               3
   Why Reading this Prospectus and the Master
     Funds' Prospectus is Important                                       3

DESCRIPTION OF THE PORTFOLIOS
   ING American Funds Growth Portfolio                                    4
   ING American Funds International Portfolio                             6
   ING American Funds Growth-Income
     Portfolio                                                            8

PORTFOLIO FEES AND EXPENSES                                              10

SUMMARY OF PRINCIPAL RISKS                                               11

MORE INFORMATION
   Percentage and Rating Limitations                                     13
   A Word about Portfolio Diversity                                      13
   Additional Information about the Portfolios
     and the Master Funds                                                13
   Additional Investment Policies                                        13
   Temporary Defensive Positions                                         13
   Administrative Services                                               13
   Portfolio Distribution                                                13
   Rule 12b-1 Plans                                                      14
   Interests of the Holders of Variable Insurance
     Contracts and Policies                                              14
   Frequent Trading - Market Timing                                      14
   Portfolio Holdings Disclosure Policy                                  15
   Reports to Shareholders                                               15
   Custodian                                                             15
   Legal Counsel                                                         15
   Independent Registered Public Accounting
     Firm                                                                15

OVERALL MANAGEMENT OF THE TRUST
   The Investment Manager                                                16
   "Manager of Managers" Structure                                       16

MANAGEMENT OF THE MASTER FUNDS
   Investment Adviser to each Master Fund                                16
   Performance of Master Funds                                           18
   Advisory Fee                                                          19
NET ASSET VALUE                                                          19

TAXES AND DISTRIBUTIONS                                                  19

FINANCIAL HIGHLIGHTS                                                     21

TO OBTAIN MORE INFORMATION                                             Back

ING INVESTORS TRUST TRUSTEES                                           Back

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").


MASTER/FEEDER MUTUAL FUND STRUCTURE

Each Portfolio described in this Prospectus operates as a "feeder fund" which means it invests all of its assets in a separate mutual fund, the "master fund." Each master fund (each a "Master Fund" and collectively, the "Master Funds") is a series of American Funds Insurance Series(R) ("American Funds"). Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. The differences in objectives and policies among the Master Funds can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. The Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities.

Under the master/feeder structure, each Portfolio may withdraw its investment in the corresponding Master Fund if the Trust's Board of Trustees (the "Board") determines that it is in the best interests of the Portfolio and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ING Investments, LLC to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments, LLC, or taking other appropriate action.

Investment of each Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Portfolio and a shareholder vote is not required for any Portfolio to withdraw its investment from its corresponding Master Fund.

Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests, with the result that the Portfolio's expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of other ING Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. The Master Funds are not established as partnerships, and therefore do not allocate income and expenses, but pay distributions to each Portfolio.

Information about the American Funds and Capital Research Management Company ("CRMC") is provided with their permission and based on information provided by CRMC or derived from the American Funds. The prospectus for each Master Fund is delivered together with this Prospectus.


INVESTMENT ADVISER

ING Investments, LLC ("ING Investments" or "Adviser") is the investment adviser of each Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries and more than 100,000 employees.


INVESTMENT ADVISER TO THE MASTER FUNDS

CRMC serves as investment adviser to the Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.

PORTFOLIOS AND MASTER FUNDS

Each Master Fund is a series of American Funds Insurance Series(R). Each Portfolio's Master Fund is listed below:

TRUST FEEDER PORTFOLIO                                        AMERICAN FUNDS MASTER FUND
ING American Funds Growth Portfolio                           Growth Fund (Class 2 shares)
ING American Funds International Portfolio                    International Fund (Class 2 shares)
ING American Funds Growth-Income Portfolio                    Growth-Income Fund (Class 2 shares)

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

INVESTING THROUGH YOUR VARIABLE CONTRACT

Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to certain investment advisers and their affiliates.

WHY READING THIS PROSPECTUS AND THE MASTER FUNDS' PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, risks and strategy of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus and the prospectus of the Master Funds will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus and the prospectus of the Master Funds for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING AMERICAN FUNDS GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the Growth Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the Growth Fund seeks to make shareholders' investments grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The Growth Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and Canada and not included in the Standard & Poor's 500 Composite Stock Price Index. The Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Growth Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Investment of the Portfolio's assets in the Class 2 shares of the Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth Fund.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio, by virtue of its investment in the Growth Fund, and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the portfolio counselors of the Growth Fund may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information of the Portfolio and the Master Fund, respectively.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and the table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year-to-year.


          ING AMERICAN FUNDS GROWTH PORTFOLIO - ANNUAL TOTAL RETURN(1)

[CHART]

                     --------------------------------------
                                      2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                                     09/02/03
                                                          1 YEAR    (INCEPTION)
   ING American Funds Growth
      Portfolio Return                                    _____%      _____%
   S&P 500 Index                                          _____%      _____%(2)



         BEST QUARTER



Quarter Ended            _____%



         WORST QUARTER



Quarter Ended            _____%



(1) The performance information presented above is for December 31 of each year or period.

(2)  Index return is for the period beginning September 1, 2003.


INVESTMENT ADVISER TO THE MASTER FUND

CRMC serves as the investment adviser to the Fund. Information about CRMC and the portfolio counselors managing the Growth Fund is set out below under "Management of the Master Funds."

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow over time. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the International Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the International Fund seeks to make shareholders' investments grow over time by investing primarily in common stocks of companies located outside the United States.

The International Fund is designed for investors seeking capital appreciation through stocks. Investors in the International Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Investment of the Portfolio's assets in the Class 2 shares of the International Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the International Fund.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio, by virtue of its investment in the International Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the portfolio counselors may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                  CURRENCY RISK
                              EMERGING MARKET RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information of the Portfolio and the Master Fund, respectively.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and the table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year-to-year.


       ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO - ANNUAL TOTAL RETURN(1)

[CHART]

                     --------------------------------------
                                      2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the MSCI EAFE Index.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                                     09/02/03
                                                          1 YEAR    (INCEPTION)
   ING American Funds International
      Portfolio Return                                    _____%      _____%
   MSCI EAFE Index                                        _____%      _____%(2)



         BEST QUARTER



Quarter Ended            _____%



         WORST QUARTER



Quarter Ended            _____%



(1) The performance information presented above is for December 31 of each year or period.

(2)  Index return is for the period beginning September 1, 2003.


INVESTMENT ADVISER TO THE MASTER FUND

CRMC serves as the investment adviser to the Fund. Information about CRMC and the portfolio counselors managing the International Fund is set out below under "Management of the Master Funds."

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow and provide you with income over time. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the Growth-Income Fund seeks to make shareholders' investments grow and to provide shareholders with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The Growth-Income Fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States and not included in the Standard & Poor's 500 Composite Stock Price Index. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Investment of the Portfolio's assets in the Class 2 shares of the Growth-Income Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth-Income Fund.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio, by virtue of its investment in the Growth-Income Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the portfolio counselors may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information of the Portfolio and the Master Fund, respectively.

PERFORMANCE


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and the table on the following page show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year-to-year.


       ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO - ANNUAL TOTAL RETURN(1)

[CHART]

                     --------------------------------------
                                      2004


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                         AVERAGE ANNUAL TOTAL RETURN(1)



                                                                     09/02/03
                                                          1 YEAR    (INCEPTION)
   ING American Funds
      Growth-Income Portfolio Return                      _____%      _____%
   S&P 500 Index                                          _____%      _____%(2)



         BEST QUARTER



Quarter Ended            _____%



         WORST QUARTER



Quarter Ended            _____%



(1) The performance information presented above is for December 31 of each year or period.

(2)  Index return is for the period beginning September 1, 2003.


INVESTMENT ADVISER TO THE MASTER FUND

CRMC serves as the investment adviser to the Fund. Information about CRMC and the portfolio counselors managing the Growth-Income Fund is set out below under "Management of the Master Funds."

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2004. The table reflects the estimated expenses of each Portfolio and its corresponding Master Fund. Actual expenses paid by the Portfolios may vary from year to year.


Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your Variable Contract. The fees and expenses of the Portfolios and their corresponding Master Funds are not fixed or specified under the terms of your Variable Contract. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                             MANAGEMENT    DISTRIBUTION      OTHER       TOTAL OPERATING
                                                               FEE(2)     (12b-1) FEE(3)   EXPENSES(4)     EXPENSES
------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth Portfolio                             ____%          0.75%          ____%          ____%
ING American Funds International Portfolio                      ____%          0.75%          ____%          ____%
ING American Funds Growth-Income Portfolio                      ____%          0.75%          ____%          ____%



(1) This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(2) Each of the Growth Fund, International Fund and Growth-Income Fund pays CRMC a management fee for advisory expenses at current asset levels of the Master Funds of ____%, ____% and ____%, respectively. Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to ____%, ____% and ____% of average daily net assets for the ING American Funds Growth Portfolio, the ING American Funds International Portfolio, and the ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(3) Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. In addition, Class 2 shares of each of the Growth Fund, the International Fund and the Growth-Income Fund pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

(4) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING American Funds Growth Portfolio, ING American Funds International Portfolio, and ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC does not charge an administration fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE. This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the shares operating expenses remain the same. The Example does not reflect the expenses of any Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                   1 YEAR(1)   3 YEARS(1)   5 YEARS(1)   10 YEARS(1)
--------------------------------------------------------------------------------------------------------------------
ING American Funds Growth Portfolio                                  $____        $____        $____       $____
ING American Funds International Portfolio                           $____        $____        $____       $____
ING American Funds Growth-Income Portfolio                           $____        $____        $____       $____


(1) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTION OF THE PORTFOLIOS" SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME. ADDITIONAL INVESTMENT POLICIES AND RISKS OF THE PORTFOLIOS AND MASTER FUNDS ARE SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION OF THE PORTFOLIOS AND MASTER FUNDS, RESPECTIVELY, EACH OF WHICH IS AVAILABLE UPON REQUEST.

CURRENCY RISK. Investments directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, investments in foreign currency-denominated securities may reduce the value of an investment.


EMERGING MARKETS RISK. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after a Master Fund or Portfolio invests in those currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Master Fund or Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social, and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Master Fund or Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security.


GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. Investments in illiquid securities may reduce returns because of a possible inability to trade the illiquid securities at an advantageous time or price and because illiquidity can reduce the value of a security. Principal investment strategies that involve foreign securities, small companies, derivatives, convertible securities, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A portfolio counselor of a Master Fund will apply investment techniques and risk analyses in making investment decisions for a Master Fund, but there can be no assurance that these will achieve the Master Fund's or Portfolio's objective, and a portfolio counselor could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Master Fund may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Master Fund or Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Master Fund or Portfolio invests.

REPURCHASE AGREEMENTS RISK. Each Master Fund and Portfolio may enter into repurchase agreements. Repurchase agreements involve the acquisition of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in effect a loan collateralized by securities. The risk in a repurchase transaction is that the seller may not be able to pay the agreed-upon sum on the delivery date. In the event of default by the seller, the instrument purchased may decline in value, interest payable on the instruments may be lost and the Master Fund or Portfolio may incur expense or delay in liquidating the instrument.


PORTFOLIO TURNOVER RISK. Changes to the investments of a Master Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of each Master Fund will vary from year to year, as well as within a year.

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                                MORE INFORMATION
--------------------------------------------------------------------------------

PERCENTAGE AND RATING LIMITATIONS


Unless otherwise stated, the percentage and rating limitations, ratings, limitation on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.


A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus is diversified through investments made by the applicable Master Fund, as defined in the Investment Company Act of 1940. A diversified Portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies). Investment restrictions are fundamental if so designated in this Prospectus or the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS AND THE MASTER FUNDS


The Statement of Additional Information of the Portfolios is made a part of this Prospectus. You may obtain a copy of the Statement of Additional Information of the Portfolios and the Statement of Additional Information of the Master Funds without charge by calling the Trust at (800) 366-0066, or downloading it from the SEC's website at http://www.sec.gov.


ADDITIONAL INVESTMENT POLICIES

Additional investment policies of the Master Funds and the Portfolios are set forth in the Statements of Additional Information of the Master Funds and the Portfolios, respectively, which are available upon request, without charge, by calling the Trust at (800) 366-0066, or downloading them from the SEC's website http://www.sec.gov.

TEMPORARY DEFENSIVE POSITIONS

Each Master Fund may also hold cash or money market instruments. The size of a Master Fund's cash position will vary and will depend on various factors, including market conditions and purchase and redemptions of Portfolio shares. A larger cash position could detract from the achievement of the Master Fund's objective in a period of rising market prices; conversely, it would reduce the Master Fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.


ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolios with administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is an affilitate of ING Investments, the Investment Manager of the Portfolios. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at http://www.nasdr.com or the Public Disclosure Hotline at
(800) 289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


RULE 12b-1 PLANS

Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of up to 0.50% of average daily net assets. In addition, Class 2 shares of each Master Fund pay a Rule 12b-1 fee of 0.25% of average annual net assets of the Master Fund. The Rule 12b-1 fees are paid for the sale and distribution of shares and for services provided to shareholders

--------------------------------------------------------------------------------
                          MORE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

and contract owners. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

Rule 12b-1 fees are paid out of a Portfolio's assets (including the assets of the Master Fund) on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Portfolio and may, over time, be greater than other types of sales charges.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES

The Portfolios are available to serve as investment options under variable annuity contracts, variable life insurance policies, and custodial accounts. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable life insurance policies for which the Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, which might force the Portfolios to sell securities at disadvantageous prices.

FREQUENT TRADING - MARKET TIMING


The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as Investment Options for the Variable Contracts issued by insurance companies and as investment options for the Qualified Plan. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity. You should also review the materials regarding frequent trading included in the Master Fund's current prospectus and SAI.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and in turn, the Master Funds and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' or Master Funds' performance.

Although the policies and procedures known to the Portfolios that are followed by the Master Funds and the financial intermediaries that use the Portfolios as well as the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.


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                          MORE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolio's polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash. The Custodian is also responsible for safekeeping the Trust's assets and for portfolio accounting services for the Portfolios.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as the Portfolios' independent registered public accounting firm. For information regarding the Master Funds' independent registered public accounting firm, please consult the Master Funds' Statement of Additional Information.

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                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------


THE INVESTMENT ADVISER

ING Investments, an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. In the event the Board determines it is in the best interests of a Portfolio and its shareholders to withdraw a Portfolio's assets from the corresponding Master Fund, ING Investments may assume direct management of the Portfolio or may oversee a sub-adviser to manage the Portfolio's assets.

ING Investments is registered as an investment adviser with the SEC. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries with more than 100,000 employees. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2004, ING Investments managed over $37.3 billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Fund's average daily net assets:



     FUND                                                          MANAGEMENT FEES
     ----                                                          ---------------
     ING American Funds Growth Portfolio                               [___]%
     ING American Funds International Portfolio                        [___]
     ING American Funds Growth-Income Portfolio                        [___]



For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' Statement of Additional Information.


"MANAGER-OF-MANAGERS" STRUCTURE


ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace a non-affiliated sub-adviser for a Portfolio, as well as change the terms of a contract with a non-affiliated portfolio manager, without submitting the contract to a vote of the Portfolio's shareholders. Should ING Investments manage the assets of the Portfolios directly, it may select sub-advisers to provide sub-advisory services to the Portfolios without obtaining shareholder approval. Under the exemptive relief permitting the manager-of-managers arrangements, the Trust will notify shareholders of any change in the identity of a sub-adviser to a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change. ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.


--------------------------------------------------------------------------------
                         MANAGEMENT OF THE MASTER FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER TO EACH MASTER FUND


CRMC, an experienced investment management organization founded in 1931, serves as investment adviser to each Master Fund and to other mutual funds, including those in The American Funds Group. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is principally located at 333 South Hope Street, Los Angeles, CA

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--------------------------------------------------------------------------------
                   MANAGEMENT OF THE MASTER FUNDS (CONTINUED)
--------------------------------------------------------------------------------


90071 and 135 South State College Boulevard, Brea, CA 92821. CRMC manages the investment portfolio and business affairs of each Master Fund. As of December 31, 2004, CRMC managed more than $___ billion in assets.

The total annual management fee paid by each Master Fund, as a percentage of average daily net assets, for the fiscal year ended December 31, 2004 is as follows:



     Growth Fund                                                   ____%
     International Fund                                            ____%
     Growth-Income Fund                                            ____%


CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. All investment decisions are made within the parameters established by the funds' objective(s) and the policies and oversight of CRMC.

The primary portfolio counselors for the Growth Fund are listed below.


                                                                                            APPROXIMATE YEARS OF
                                                                                             EXPERIENCE AS AN
                                                             YEARS OF EXPERIENCE AS        INVESTMENT PROFESSIONAL
                                                            PORTFOLIO COUNSELOR (AND     --------------------------
    PORTFOLIO COUNSELOR             PRIMARY TITLE           RESEARCH PROFESSIONAL, IF    WITH CRMC OR
(FUND TITLE, IF APPLICABLE)    WITH CRMC (OR AFFILIATE)     APPLICABLE (APPROXIMATE))     AFFILIATES    TOTAL YEARS
---------------------------   --------------------------   ---------------------------   ------------   -----------
Donald D. O'Neal              Senior Vice President,       14 years (plus 4 years             20            20
(President and Trustee)       Capital Research and         prior experience as a
                              Management Company           research professional for
                                                           the Master Fund)

Gordon Crawford               Senior Vice President and    11 years (plus 5 years             34            34
                              Director, Capital Research   prior experience as a
                              and Management Company       research professional for
                                                           the Master Fund)

J. Blair Frank                Vice President, Capital      5 years (plus 3 years prior        10            11
                              Research Company             experience as a research
                                                           professional for the Master
                                                           Fund)

Donnalisa Barnum              Senior Vice President,       2 years                            18            24
                              Capital Research Company

Ronald B. Morrow              Senior Vice President,       2 years (plus 5 years prior         8            37
                              Capital Research Company     experience as a research
                                                           professional for the Master
                                                           Fund

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                   MANAGEMENT OF THE MASTER FUNDS (CONTINUED)
--------------------------------------------------------------------------------

The primary portfolio counselors for the International Fund are listed below.


                                                                                            APPROXIMATE YEARS OF
                                                                                             EXPERIENCE AS AN
                                                             YEARS OF EXPERIENCE AS        INVESTMENT PROFESSIONAL
                                                            PORTFOLIO COUNSELOR (AND     --------------------------
   PORTFOLIO COUNSELOR              PRIMARY TITLE           RESEARCH PROFESSIONAL, IF    WITH CRMC OR
(FUND TITLE, IF APPLICABLE)    WITH CRMC (OR AFFILIATE)     APPLICABLE (APPROXIMATE))     AFFILIATES    TOTAL YEARS
---------------------------   --------------------------   ---------------------------   ------------   -----------
Alwyn Heong                   Senior Vice President,       9 years                            13            17
                              Capital Research Company

Robert W. Lovelace            Chairman and Principal       11 years                           20            20
(Vice President)              Executive Officer, Capital
                              Research Company

Darcy B. Kopcho               Director, Capital Research   3 years (plus 5 years prior        19            19
                              and Management Company       experience as a Research
                                                           Professional for the Master
                                                           Fund)


The primary portfolio counselors for the Growth-Income Fund are listed below.


                                                                                            APPROXIMATE YEARS OF
                                                                                             EXPERIENCE AS AN
                                                             YEARS OF EXPERIENCE AS        INVESTMENT PROFESSIONAL
                                                            PORTFOLIO COUNSELOR (AND     --------------------------
    PORTFOLIO COUNSELOR            PRIMARY TITLE            RESEARCH PROFESSIONAL, IF    WITH CRMC OR
(FUND TITLE, IF APPLICABLE)    WITH CRMC (OR AFFILIATE)     APPLICABLE (APPROXIMATE))     AFFILIATES    TOTAL YEARS
---------------------------   --------------------------   ---------------------------   ------------   -----------
James K. Dunton,              Senior Vice President and    21 years (since the Master         43            43
(Chairman of the Board)       Director, Capital Research   Fund began operations)
                              and Management Company

Alan N. Berro                 Senior Vice President,       9 years (plus 4 years prior        14            19
(Senior Vice President)       Capital Research Company     experience as a research
                                                           professional for the Master
                                                           Fund)

Claudia P. Huntington         Senior Vice President,       11 years (plus 5 years prior       30            32
(Vice President)              Capital Research and         experience as a research
                              Management Company           professional for the Master
                                                           Fund)

Robert G. O'Donnell           Senior Vice President and    15 years (plus 1 year prior        30            33
                              Director, Capital Research   experience as a research
                              and Management Company       professional for the Master
                                                           Fund)

C. Ross Sappenfield           Vice President, Capital      6 years                            13            13
                              Research Company


PERFORMANCE OF MASTER FUNDS


The table presents total annualized returns of each Master Fund for the periods shown below through December 31, 2004, adjusted to reflect current expenses of each Portfolio. The information below does not present the actual performance of the Portfolios. Rather, the table presents the historical performance of the Master Funds, adjusted for the expenses of

--------------------------------------------------------------------------------
                   MANAGEMENT OF THE MASTER FUNDS (CONTINUED)
--------------------------------------------------------------------------------

the Portfolios, as if the Portfolios had invested in the Master Funds for the periods presented. Performance information does not reflect the expenses of any Variable Contract, and performance would be lower if it did.


                                                      1 YEAR(1)      5 YEAR(1)         10 YEARS(1)(2)
   --------------------------------------------------------------------------------------------------
   Growth Fund                                         _____%         _____%                _____%
   International Fund                                  _____%         _____%                _____%
   Growth-Income Fund                                  _____%         _____%                _____%



(1) Performance is net of expenses of the Master Fund plus additional expenses of the Portfolios. These additional expenses, expressed as a ratio of expenses to average daily net assets, for the Portfolios are 0.50% for 12b-1 fees and ___% for other expenses, for a total of ___% for each of the Portfolios.


(2) Both the Growth Fund and Growth-Income Fund commenced operations as of February 8, 1984; the International Fund commenced operations as of May 1, 1990.

ADVISORY FEE


Under the master/feeder structure, each Master Fund pays CRMC a management fee based on the average daily net assets of the Master Fund. As shareholders in the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee. Under the master/feeder structure, each Portfolio may withdraw its investment in its Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ING Investments to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments or taking other appropriate action.


--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------


The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAV of the Portfolios is determined based upon the NAV of the Master Funds.

Securities of each Master Fund are valued at their NAV. For more information regarding the determination of NAV of each Master Fund, including the circumstances under which the Master Funds will use fair value pricing and the effects of using fair value pricing, see the Master Funds' Prospectus and Statement of Additional Information.


--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


The Portfolios distribute their net investment income, if any, on its outstanding shares at least once annually. Each Portfolio can make distributions at other times if it chooses to do so. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share NAV by the per share amount paid.


Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated

--------------------------------------------------------------------------------
                       TAXES AND DISTRIBUTIONS (CONTINUED)
--------------------------------------------------------------------------------

investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify, through the investments made by the applicable Master Fund, so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed of insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the only shareholders of the Portfolios will be separate accounts, no discussion is included in this Prospectus as to the tax aspects at the shareholder level. The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights table is intended to held you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single portfolio share outstanding throughout the period. The total returns in the table represent the rate than an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with a Portfolio's financial statements, are included in the annual report, which is available upon request.


ING AMERICAN PORTFOLIOS


                                               ING AMERICAN GROWTH         ING AMERICAN INTERNATIONAL   ING AMERICAN GROWTH-INCOME
                                                    PORTFOLIO                     PORTFOLIO                   PORTFOLIO
                                             --------------------------    --------------------------   --------------------------
                                                YEAR       SEPTEMBER 2,        YEAR       SEPTEMBER 2,     YEAR       SEPTEMBER 2,
                                                ENDED       2003(1) TO         ENDED       2003(1) TO      ENDED       2003(1) TO
                                             DECEMBER 31,  DECEMBER 31,     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2004          2003             2004          2003          2004          2003
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $                      42.35                          11.78                      30.83
 Income from investment operations:
 Net investment income                     $                       0.01                           0.12                       0.20
 Net realized and unrealized gain on
  investments                              $                       3.11                           1.63                       2.64
 Total from investment operations          $                       3.12                           1.75                       2.84
 Net asset value, end of period            $                      45.47                          13.53                      33.67
 TOTAL RETURN(2):                          %                       7.37                          14.86                       9.21

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $                    130,333                         44,814                     97,992
 Ratio to average net assets:
 Expenses(3)(5)                            %                       0.53                           0.53                       0.53
 Net investment income (loss)(3)           %                       0.09                           6.96                       4.41
 Portfolio turnover rate                   %                          0(4)                           2                          0(4)


(1)  Commencement of operations of the Portfolio.
(2) Total return is calculated assuming reinvestment of all dividends and capital gains distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  Amounts to less than 1%.
(5) The ratio of expenses to average net assets does not include the expenses of the Master Funds which for the year ended December 31, 2003 were 0.64%, 0.88%, and 0.59%, respectively.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2005, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments will be available in their annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the Auditors' Report.


To obtain a free copy of these documents or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or call (800) 366-0066.


Information about the ING Investors Trust can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST TRUSTEES


John Boyer


J. Michael Earley

R. Barbara Gitenstein


Patrick Kenny


Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam


John G. Turner


Roger B. Vincent

Richard A. Wedemeyer

[ING INVESTORS TRUST LOGO]


05/01/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2005


This Prospectus is designed to help you make informed decisions about investments in the ING LifeStyle Portfolios listed below (each a "Portfolio" and collectively, the "LifeStyle Portfolios"), which first began offering shares on May 3, 2004. Each Portfolio seeks to achieve its investment objective by investing in other ING Funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine which Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.


                                      ING LIFESTYLE MODERATE PORTFOLIO
                                      ING LIFESTYLE MODERATE GROWTH PORTFOLIO
                                      ING LIFESTYLE GROWTH PORTFOLIO
                                      ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO


NOT ALL LIFESTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE LIFESTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE LIFESTYLE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE LIFESTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
                                                                            ----
INTRODUCTION
   General Information about ING Investors Trust                               2
   An Introduction to the Lifestyle Portfolios                                 2
   An Introduction to the Asset Allocation Process                             2

DESCRIPTION OF THE PORTFOLIOS
   Portfolios at a Glance                                                      4
   ING LifeStyle Moderate Portfolio                                            5
   ING LifeStyle Moderate Growth Portfolio                                     6
   ING LifeStyle Growth Portfolio                                              7
   ING LifeStyle Aggressive Growth Portfolio                                   8

PORTFOLIO FEES AND EXPENSES
   Shareholder Transaction Expenses                                            9
   Examples                                                                   12

MORE INFORMATION ON INVESTMENT STRATEGIES
   Definitions of Certain Investment Terms
   More on the Asset Allocation Process                                       13
   Investment Objectives, Main Investments and Risks of the
     Underlying Funds                                                         13

DESCRIPTION OF THE INVESTMENT OBJECTIVES,
   MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS                         14

MORE INFORMATION ON RISKS
   Asset Allocation is no Guarantee Against Loss                              26
   Performance of the Underlying Funds Will Vary                              26
   Temporary Defensive Positions                                              26
   Conflict of Interest                                                       26
   Risk Associated with an Investment in the Underlying Funds                 26

MANAGEMENT AND OTHER SERVICE PROVIDERS
   Management of the LifeStyle Portfolios                                     32
   Asset Allocation Committee                                                 32
   Information about Ibbotson Associates                                      33
   Portfolio Distribution                                                     33
   Administrator                                                              33

INFORMATION FOR INVESTORS                                                     33
   About Your Investment                                                      33
   Interests of the Holders of Variable Insurance
     Contracts and Policies and Qualified Retirement Plans                    33
   Frequent Trading - Market Timing                                           34
   Portfolio Holdings Disclosure Policy                                       34
   How Shares Are Priced                                                      35
   Additional Information About the LifeStyle Portfolios                      36
   Taxes and Distributions                                                    36
   Reports to Shareholders                                                    37
   Custodian                                                                  37
   Legal Counsel                                                              37
   Independent Registered Public Accounting Firm                              37
   Financial Highlights                                                       38

WHERE TO GO TO OBTAIN MORE INFORMATION                                      back

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust (the "Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE LIFESTYLE PORTFOLIOS

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The LifeStyle Portfolios invest primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 15 of this Prospectus.


Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio, except for the ING Lifestyle Aggressive Growth Portfolio, may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. The ING Lifestyle Aggressive Growth Portfolio does not invest in fixed-income funds. You should evaluate the LifeStyle Portfolios in the context of your personal financial situation, investment objectives and other investments.


Shares of the LifeStyle Portfolios may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts").

This Prospectus explains the investment objective, strategy and risks of each of the LifeStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management. ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:


     1. In the first stage, the mix of asset classes, I.E. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.


     2. In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Underlying Fund. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

ING Investments has engaged Ibbotson Associates, an asset allocation consulting firm, to perform the asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.


A Portfolio's stated investment objective may be changed by Trust's Board of Trustees ("Board") without the approval of shareholders. ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future) or target allocations without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets, underlying fund allocation targets, and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 5.

                                                            ING LIFESTYLE                                      ING LIFESTYLE
                                  ING LIFESTYLE            MODERATE GROWTH            ING LIFESTYLE          AGGRESSIVE GROWTH
                               MODERATE PORTFOLIO             PORTFOLIO             GROWTH PORTFOLIO             PORTFOLIO
--------------------------  -------------------------  -----------------------  -------------------------  -----------------------
INVESTMENT ADVISER          ING Investments            ING Investments          ING Investments            ING Investments

INVESTMENT PROFILE          Your focus is on keeping   You want the             You seek an investment     You are an aggressive
                            pace with inflation.       opportunity for          geared for growth and      investor and are
                            Income and capital         long-term moderate       can tolerate short-term    willing to accept above
                            appreciation desired.      growth.                  market-swings.             average risk.

 SHORTER INVESTMENT HORIZON    < =================================================================== >   LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE        Growth of capital and      Growth of capital and a  Growth of capital and      Growth of capital.
                            current income.            low to moderate level    some current income.
                                                       of current income.

MAIN INVESTMENTS            A combination of           A combination of         A combination of           A combination of
                            Underlying Funds           Underlying Funds         Underlying Funds           Underlying Funds
                            according to a fixed       according to a fixed     according to a fixed       according to a fixed
                            formula that over time     formula that over time   formula that over time     formula that over time
                            should reflect an          should reflect an        should reflect an          should reflect an
                            allocation of              allocation of            allocation of              allocation of
                            approximately 50% in       approximately 65% in     approximately 80% in       approximately 100% in
                            equity securities and      equity securities and    equity securities and      equity securities.
                            50% in fixed income        35% in fixed income      20% in fixed income
                            securities.                securities.              securities.


                                                            ING LIFESTYLE                                      ING LIFESTYLE
                                  ING LIFESTYLE            MODERATE GROWTH            ING LIFESTYLE          AGGRESSIVE GROWTH
                               MODERATE PORTFOLIO             PORTFOLIO             GROWTH PORTFOLIO             PORTFOLIO
--------------------------  -------------------------  -----------------------  -------------------------  -----------------------
UNDERLYING ASSET            Large Cap Growth      __%  Large Cap Growth    __%  Large Cap Growth      __%  Large Cap Growth    __%
ALLOCATION                  Large Cap Value       __%  Large Cap Value     __%  Large Cap Value       __%  Large Cap Value     __%
TARGETS (AS OF ___)(1)      Mid Cap               __%  Mid Cap             __%  Mid Cap               __%  Mid Cap             __%
                            Small Cap             __%  Small Cap           __%  Small Cap             __%  Small Cap           __%
                            Intl Stocks           __%  Intl Stocks         __%  Intl Stocks           __%  Intl Stocks         __%
                            High Yield            __%  High Yield          __%  High Yield            __%  High Yield          __%
                            LB Aggregate Bond     __%  LB Aggregate Bond   __%  LB Aggregate Bond     __%  LB Aggregate Bond   __%
                            Cash                  __%  Cash                __%  Cash                  __%  Cash                __%

      LOWER RISK               < =================================================================== >           HIGHER RISK

MAIN RISKS
THE LIFESTYLE               Credit Risk,               Credit Risk,             Credit Risk,               Credit Risk, Derivatives
PORTFOLIOS ARE EXPOSED TO   Derivatives Risk,          Derivatives Risk,        Derivatives Risk,          Risk, Foreign Investment
THE SAME RISKS AS THE       Foreign Investment         Foreign Investment       Foreign Investment         Risk, Interest Rate
UNDERLYING FUNDS IN         Risk, Inflation Risk,      Risk, Inflation Risk,    Risk, Inflation Risk,      Risk, Investment Risk,
DIRECT PROPORTION TO THE    Mortgage Risk, Price       Interest Rate Risk,      Interest Rate Risk,        Mortgage Risk,
ALLOCATION OF ASSETS        Volatility Risk, and       Mortgage Risk,           Mortgage Risk,             Non-Diversification Risk,
AMONG UNDERLYING FUNDS.     Real Estate Investment     Non-Diversification      Non-Diversification        Price Volatility and
AN INVESTOR MAY LOSE        Trust Risk.                Risk, Price Volatility   Risk, Price Volatility     Real Estate Investment
MONEY IN EACH PORTFOLIO.                               Risk, and Real Estate    Risk, and Real Estate      Trust Risk.
                                                       Investment Trust Risk.   Investment Trust Risk.


(1) Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE MODERATE PORTFOLIO

OBJECTIVE

Growth of capital and current income.

INVESTMENT STRATEGY


The Portfolio seeks to obtain its investment objective by investing in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.



                        Large Cap Growth                __%

                        Large Cap Value                 __%

                        Mid Cap                         __%

                        Small Cap                       __%

                        International                   __%

                        High Yield Bonds                __%

                        Lehman Brothers Aggregate Bond  __%

                        Cash                            __%


RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Mortgage Risk, Price Volatility Risk and Real Estate Investment Trust Risk.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 13, "More Information on Risks" on page 24 and "Risks Associated with an Investment in the Underlying Funds" on page 24 in this Prospectus.

HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's shares commenced operations on May 3, 2004 and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE MODERATE GROWTH PORTFOLIO

OBJECTIVE

Growth of capital and a low to moderate level of current income.

INVESTMENT STRATEGY


The Portfolio seeks to obtain its investment objective by investing in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.



                        Large Cap Growth                __%

                        Large Cap Value                 __%

                        Mid Cap                         __%

                        Small Cap                       __%

                        International                   __%

                        High Yield Bonds                __%

                        Lehman Brothers Aggregate Bond  __%

                        Cash                            __%


RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage Risk, Non-Diversification Risk, Price Volatility Risk and Real Estate Investment Trust Risk.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 13, "More Information on Risks" on page 24 and "Risks Associated with an Investment in the Underlying Funds" on page 24 in this Prospectus.

HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's shares commenced operations on May 3, 2004 and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE GROWTH PORTFOLIO

OBJECTIVE

Growth of capital and some current income.

INVESTMENT STRATEGY


The Portfolio seeks to obtain its investment objective by investing in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.



                        Large Cap Growth                __%

                        Large Cap Value                 __%

                        Mid Cap                         __%

                        Small Cap                       __%

                        International                   __%

                        High Yield Bonds                __%

                        Lehman Brothers Aggregate Bond  __%

                        Cash                            __%


RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Inflation Risk, Interest Rate Risk, Mortgage Risk, Non-Diversification Risk, Price Volatility Risk and Real Estate Investment Trust Risk.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 13, "More Information on Risks" on page 24 and "Risks Associated with an Investment in the Underlying Funds" on page 24 in this Prospectus.

HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's shares commenced operations on May 3, 2004 and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

OBJECTIVE

Growth of capital.

INVESTMENT STRATEGY

The Portfolio seeks to obtain its investment objective by investing in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.


The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.



                        Large Cap Growth                __%

                        Large Cap Value                 __%

                        Mid Cap                         __%

                        Small Cap                       __%

                        International                   __%

                        High Yield Bonds                __%

                        Lehman Brothers Aggregate Bond  __%

                        Cash                            __%


RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The Portfolio may be affected by the following risks, among others: Credit Risk, Derivatives Risk, Foreign Investment Risk, Mortgage Risk, Non-Diversification Risk, Price Volatility Risk and Real Estate Investment Trust Risk.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 13, "More Information on Risks" on page 24 and "Risks Associated with an Investment in the Underlying Funds" on page 24 in this Prospectus.

HOW THE PORTFOLIO HAS PERFORMED


The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's shares commenced operations on May 3, 2004 and therefore do not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The information that follows shows the fees and expenses you pay if you buy and hold shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and its LifeStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company under your Variable Contract. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolios.

                        DIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                      DISTRIBUTION                 TOTAL                       TOTAL NET
                                          MANAGEMENT   AND SERVICE     OTHER     OPERATING     WAIVERS AND     OPERATING
                                             FEE      (12b-1) FEE   EXPENSES(1)   EXPENSES  REIMBURSEMENTS(2)   EXPENSES
------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate Portfolio             ___%        None.          ___%        ___%         -0.05%           ___%

ING LifeStyle Moderate Growth Portfolio      ___%        None.          ___%        ___%         -0.05%           ___%

ING LifeStyle Growth Portfolio               ___%        None.          ___%        ___%         -0.05%           ___%

ING LifeStyle Aggressive Growth              ___%        None.          ___%        ___%         -0.05%           ___%


(1) "Other Expenses" are estimated for each Portfolio's current fiscal year.


(2) ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least December 31, 2005. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                    PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of its Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2004:



                                                                              TOTAL ANNUAL
                                                                               OPERATING     FEE WAIVER BY  NET OPERATING
          UNDERLYING FUNDS                                                      EXPENSES       ADVISER        EXPENSES
----------------------------------------------------------------------------  ------------   -------------  -------------
ING AIM Mid Cap Growth Portfolio                                                  ___%              -           ___%
ING Alliance Mid Cap Growth Portfolio                                             ___%              -           ___%
ING American Century Large Company Value Portfolio                                ___%              -           ___%
ING American Century Select Portfolio                                             ___%              -           ___%
ING American Century SmallCap Value Portfolio                                     ___%          -0.10%          ___%
ING Baron SmallCap Growth Portfolio                                               ___%          -0.05%          ___%
ING Capital Guardian Managed Global Portfolio                                     ___%              -           ___%
ING Capital Guardian Small/Mid Cap Portfolio                                      ___%              -           ___%
ING Capital Guardian U.S. Equities Portfolio                                      ___%              -           ___%
ING Eagle Asset Capital Appreciation Portfolio                                    ___%              -           ___%
ING Evergreen Omega Portfolio                                                     ___%              -           ___%
ING FMR(SM) Diversified Mid Cap Portfolio                                         ___%              -           ___%
ING FMR(SM) Earnings Growth Portfolio                                             ___%              -           ___%
ING Fundamental Research Portfolio                                                ___%              -           ___%
ING International Portfolio                                                       ___%              -           ___%
ING Janus Contrarian Portfolio                                                    ___%              -           ___%
ING Jennison Equity Opportunities Portfolio                                       ___%              -           ___%
ING JPMorgan Emerging Markets Equity Portfolio                                    ___%              -           ___%
ING JPMorgan Fleming International Portfolio                                      ___%              -           ___%
ING JPMorgan MidCap Value Portfolio                                               ___%              -           ___%
ING JPMorgan Small Cap Equity Portfolio                                           ___%              -           ___%
ING JPMorgan Value Opportunities Portfolio                                        ___%              -           ___%
ING Julius Baer Foreign Portfolio                                                 ___%              -           ___%
ING Legg Mason Value Portfolio                                                    ___%              -           ___%
ING Liquid Assets Portfolio                                                       ___%              -           ___%
ING Marsico Growth Portfolio                                                      ___%              -           ___%
ING Marsico International Opportunities Portfolio                                 ___%              -           ___%
ING Mercury Focus Value Portfolio                                                 ___%              -           ___%
ING Mercury Large Cap Growth Portfolio                                            ___%              -           ___%
ING MFS Capital Opportunities Portfolio                                           ___%              -           ___%
ING MFS Mid Cap Growth Portfolio                                                  ___%              -           ___%
ING MFS Total Return Portfolio                                                    ___%              -           ___%
ING OpCap Balanced Value Portfolio                                                ___%              -           ___%
ING Oppenheimer Global Portfolio                                                  ___%              -           ___%
ING Oppenheimer Main Street Portfolio(R)                                          ___%              -           ___%
ING Oppenheimer Strategic Income Portfolio                                        ___%              -           ___%
ING PIMCO Core Bond Portfolio                                                     ___%              -           ___%
ING PIMCO High Yield Portfolio                                                    ___%              -           ___%
ING Pioneer Fund Portfolio                                                        ___%              -           ___%
ING Pioneer Mid Cap Value Portfolio                                               ___%              -           ___%

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


                                                                              TOTAL ANNUAL
                                                                               OPERATING     FEE WAIVER BY  NET OPERATING
          UNDERLYING FUNDS                                                      EXPENSES       ADVISER        EXPENSES
----------------------------------------------------------------------------  ------------   -------------  -------------
ING Salomon Brothers Aggressive Growth Portfolio                                  ___%              -           ___%
ING Salomon Brothers All Cap Portfolio                                            ___%              -           ___%
ING Salomon Brothers Investors Portfolio                                          ___%              -           ___%
ING T. Rowe Price Capital Appreciation Portfolio                                  ___%              -           ___%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio                            ___%              -           ___%
ING T. Rowe Price Equity Income Portfolio                                         ___%              -           ___%
ING T. Rowe Price Growth Equity Portfolio                                         ___%              -           ___%
ING UBS U.S. Balanced Portfolio                                                   ___%              -           ___%
ING UBS U.S. Large Cap Equity Portfolio                                           ___%              -           ___%
ING Van Kampen Comstock Portfolio                                                 ___%          -0.07%          ___%
ING Van Kampen Equity and Income Portfolio                                        ___%              -           ___%
ING Van Kampen Equity Growth Portfolio                                            ___%              -           ___%
ING Van Kampen Global Franchise Portfolio                                         ___%              -           ___%
ING Van Kampen Growth and Income Portfolio                                        ___%              -           ___%
ING Van Kampen Real Estate Portfolio                                              ___%              -           ___%
ING VP Balanced Portfolio                                                         ___%              -           ___%
ING VP Growth and Income Portfolio                                                ___%              -           ___%
ING VP Growth Portfolio                                                           ___%              -           ___%
ING VP High Yield Bond Portfolio                                                  ___%              -           ___%
ING VP Index Plus LargeCap Portfolio                                              ___%              -           ___%
ING VP Index Plus MidCap Portfolio                                                ___%              -           ___%
ING VP Index Plus SmallCap Portfolio                                              ___%              -           ___%
ING VP Intermediate Bond Portfolio                                                ___%              -           ___%
ING VP International Equity Portfolio                                             ___%              -           ___%
ING VP MidCap Opportunities Portfolio                                             ___%          -0.35%          ___%
ING VP Real Estate Portfolio                                                      ___%              -           ___%
ING VP Small Company Portfolio                                                    ___%              -           ___%
ING VP SmallCap Opportunities Portfolio                                           ___%          -0.22%          ___%
ING VP Value Opportunity Portfolio                                                ___%              -           ___%
ING VP Worldwide Growth Portfolio                                                 ___%          -0.52%          ___%

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                               NET EXPENSE RATIOS

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                                                WAIVERS,
                                                                                             REIMBURSEMENTS  NET OPERATING
            PORTFOLIO                                             TOTAL OPERATING EXPENSES  AND RECOUPMENTS    EXPENSES
----------------------------------------------------------------  ------------------------  ---------------  -------------
ING LifeStyle Moderate Portfolio                                            ___%                -0.05%           ___%
ING LifeStyle Moderate Growth Portfolio                                     ___%                -0.05%           ___%
ING LifeStyle Growth Portfolio                                              ___%                -0.05%           ___%
ING LifeStyle Aggressive Growth Portfolio                                   ___%                -0.05%           ___%



These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.


EXAMPLES


The Examples below are intended to help you compare the cost of investing in each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolios' direct and indirect operating expenses remain the same. The Examples reflect the contractual fee waiver for each Portfolio for the "1 Year" period and for the first year of the "3 Year" period. The Example does not reflect expenses of a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



                       PORTFOLIO                    1 YEAR   3 YEAR
       ------------------------------------------  --------  ------
       ING LifeStyle Moderate Portfolio              $ ___    $ ___
       ING LifeStyle Moderate Growth Portfolio       $ ___    $ ___
       ING LifeStyle Growth Portfolio                $ ___    $ ___
       ING LifeStyle Aggressive Growth Portfolio     $ ___    $ ___

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


MORE ON THE ASSET ALLOCATION PROCESS


As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

  (i)   the investment objective of each Portfolio and each of the Underlying
        Funds;

  (ii)  economic and market forecasts;

  (iii) proprietary and third-party reports and analyses;

  (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

  (v)   the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.

ING Investments intends to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds. In making those purchases or redemptions, ING Investments will attempt to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's investment targets. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and portfolio managers. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with Investment in the Underlying Funds" on page 24 for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------
         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING AIM Mid Cap Growth Capital appreciation. At least 80% of assets in      Active or frequent trading
Directed Services, Inc.   Portfolio                                    securities of mid-cap          risk, convertible securities
                                                                       companies, primarily in equity risk, derivatives risk,
PORTFOLIO MANAGER:                                                     securities, but also           foreign investment risk,
A I M Capital Management,                                              convertible securities, debt   growth investing risk, manager
Inc.                                                                   securities and synthetic       risk, market and company risk,
                                                                       instruments. Mid-cap           mid-cap company risk,
                                                                       companies are defined to       portfolio turnover risk, and
                                                                       include those with a market    securities lending risk.
                                                                       capitalization within the
                                                                       range of the largest and
                                                                       smallest capitalized companies
                                                                       included in the Russell
                                                                       Midcap(R) Growth Index during
                                                                       the most recent 11-month
                                                                       period. May also invest up to
                                                                       25% of assets in foreign
                                                                       securities.

INVESTMENT ADVISER:       ING Alliance Mid Cap   Long-term total       At least 80% of assets in mid- Convertible securities risk,
Directed Services, Inc.   Growth Portfolio       return.               capitalization companies, with derivatives risk, foreign
                                                                       remainder invested in          investment risk, government
PORTFOLIO MANAGER:                                                     convertibles, investment grade securities risk, growth
Alliance Capital                                                       instruments, U.S. government   investing risk, manager risk,
Management L.P.                                                        securities and high quality,   market and company risk,
                                                                       short-term obligations        mid-cap company risk, sector
                                                                       (including repurchase          risk, and securities lending
                                                                       agreements, bankers'           risk.
                                                                       acceptances and domestic
                                                                       certificates of deposit),
                                                                       foreign securities, and
                                                                       derivatives, and may engage in
                                                                       securities lending.

INVESTMENT ADVISER:       ING American Century   Long-term capital     The Portfolio normally invests Credit risk, currency risk,
ING Life Insurance and    Large Company Value    growth. Income is a   at least 80% of its assets in  derivatives risk, foreign
Annuity Company           Portfolio              secondary objective.  equity securities of large     markets risk, interest risk,
                                                                       capitalization companies.      market and company risk, and
PORTFOLIO MANAGER:                                                     Equity securities include      undervalued securities risk.
American Century                                                       common stocks, preferred
Investment                                                             stocks and equity-equivalent
Management, Inc.                                                       securities, such as debt
                                                                       securities and preferred stock
                                                                       convertible into common stock,
                                                                       and stock or stock index
                                                                       future contracts. The
                                                                       Portfolio may also invest a
                                                                       portion of its assets in
                                                                       foreign securities, debt
                                                                       securities of companies, and
                                                                       debt obligations of
                                                                       governments and their agencies
                                                                       or similar securities.

INVESTMENT ADVISER:       ING American Century   Long-term capital     Stocks of companies that the   Active or frequent trading
ING Life Insurance and    Select Portfolio       appreciation.         Portfolio Manager believes     risk, currency risk,
Annuity Company                                                        will increase in value over    derivatives risk, foreign
                                                                       time. Invests in larger        investment risk, growth
PORTFOLIO MANAGER:                                                     companies, though may invest   investing risk and market and
American Century                                                       in companies of any size.      company risk.
Investment
Management, Inc.

INVESTMENT ADVISER:       ING American Century   Long-term growth of   At least 80% of assets in      Active or frequent trading
ING Life Insurance and    Small Cap Value        capital, income is a  securities of small-cap        risk, currency risk,
Annuity Company           Portfolio              secondary objective.  companies. Small-cap           derivatives risk, foreign
                                                                       companies include those with a investment risk, market and
PORTFOLIO MANAGER:                                                     market capitalization no       company risk, and small-cap
American Century                                                       larger than that of the        company risk.
Investment                                                             largest company in the S&P
Management, Inc.                                                       Small Cap 600 Index or the
                                                                       Russell 2000 Index.

INVESTMENT ADVISER:       ING Baron Small Cap    Capital appreciation. At least 80% of assets in      Credit risk, growth investing
ING Life Insurance and    Growth Portfolio                             securities of smaller          risk, market and company risk,
Annuity Company                                                        companies with market values   and small-cap company risk.
                                                                       under $2.5 billion as measured
PORTFOLIO MANAGER:                                                     at the time of purchase.
BAMCO, Inc.
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                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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
  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Capital Guardian   Capital appreciation. Primarily in common stocks of  Active or frequent trading
Directed Services, Inc.   Managed Global         Current income is     companies of any               risk, derivatives risk,
                          Portfolio              only an incidental    capitalization located         emerging markets risk, foreign
                                                 consideration.        throughout the world, with 65% investment risk, manager risk,
PORTFOLIO MANAGER:                                                     of assets in at least three    market and company risk,
Capital Guardian Trust                                                 different countries, one of    mid-cap company risk, short
Company                                                                which may be the United        sales risk, and small company
                                                                       States. May invest up to 100%  risk.
                                                                       of assets in foreign
                                                                       securities, including in
                                                                       emerging markets; may also
                                                                       invest in derivatives and
                                                                       engage in short sales.

INVESTMENT ADVISER:       ING Capital Guardian   Long-term capital     At least 80% of assets in      Derivatives risk, manager
Directed Services, Inc.   Small/Mid Cap          appreciation.         equity securities of small-cap risk, market and company risk,
                          Portfolio                                    companies, defined to include  mid-cap company risk, OTC
                                                                       companies with capitalizations investment risk, securities
PORTFOLIO MANAGER:                                                     within the range of companies  lending risk, small company
Capital Guardian Trust                                                 included in the: Russell       risk, and short sales risk.
Company                                                                2000(R) Index; and Standard &
                                                                       Poor's SmallCap 600 Index.
                                                                       Equity investments include
                                                                       preferred stocks and
                                                                       convertible securities. May
                                                                       engage in short sales and
                                                                       derivatives and lend
                                                                       securities.

INVESTMENT ADVISER:       ING Capital Guardian   Long-term growth of   At least 80% of assets in      Derivatives risk, growth
Directed Services, Inc.   U.S. Equities          capital and income.   equity and equity-related      investing risk, manager risk,
                          Portfolio                                    securities of companies with   market and company risk, and
                                                                       market capitalizations greater securities lending risk.
PORTFOLIO MANAGER:                                                     than $1 billion at the time of
Capital Guardian Trust                                                 investment, with greater
Company                                                                consideration given to
                                                                       potential appreciation and
                                                                       future dividends than to
                                                                       current income. Remainder of
                                                                       assets may be invested in
                                                                       American Depositary Receipts,
                                                                       European Depositary Receipts
                                                                       and Global Depositary
                                                                       Receipts; debt securities and
                                                                       cash equivalents; and
                                                                       derivatives.

INVESTMENT ADVISER:       ING Eagle Asset        Capital appreciation. At least 80% of assets in      Convertible securities risk,
Directed Services, Inc.   Capital Appreciation   Dividend income is a  equity securities of domestic  derivatives risk, foreign
                          Portfolio              secondary objective.  and foreign issuers that meet  investment risk, manager risk,
                                                                       standards relating to          and market and company risk.
PORTFOLIO MANAGER:                                                     financial soundness and high
Eagle Asset Management,                                                intrinsic value relative to
Inc.                                                                   price. May invest in
                                                                       derivatives.

INVESTMENT ADVISER:       ING Evergreen Omega    Long-term capital     Invests primarily in common    Foreign investment risk,
Directed Services, Inc.   Portfolio              growth.               stocks and securities          investment style risk, manager
                                                                       convertible into common stocks risk, market capitalization
PORTFOLIO MANAGER:                                                     of U.S. companies across all   risk, portfolio turnover risk,
Evergreen Investment                                                   market capitalizations. The    and price volatility risk.
Management Company, LLC                                                portfolio manager employs a
                                                                       growth style of equity
                                                                       management. "Growth" stocks
                                                                       are stocks of companies which
                                                                       the portfolio manager believes
                                                                       to have anticipated earnings
                                                                       ranging from steady to
                                                                       accelerated growth. May also
                                                                       invest up to 25% of assets in
                                                                       foreign securities.

INVESTMENT ADVISER:       ING FMR(SM)            Long-term growth of   Based on a combination value   Active or frequent trading
Directed Services, Inc.   Diversified Mid Cap    capital.              and growth investing approach, risk, derivatives risk,
                          Portfolio                                    invests primarily in common    emerging markets risk, other
PORTFOLIO MANAGER:                                                     stocks, with at least 80% of   investment companies risk,
Fidelity Management &                                                  assets in securities of        foreign investment risk,
Research Company                                                       companies with medium market   growth investing risk, manager
                                                                       capitalizations. May invest in risk, market and company risk,
                                                                       foreign securities and         mid-cap company risk, small
                                                                       derivatives.                   company risk, and value
                                                                                                      investing risk.
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                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING FMR(SM) Earnings   Seeks growth of       The Portfolio normally invests Equity securities risk,
Directed Services, Inc.   Growth Portfolio       capital over the long in common stocks in which the  foreign investment risk,
                                                 term.                 Portfolio Manager believes     growth investing risk, manager
PORTFOLIO MANAGER:                                                     have above-average growth      risk, market and company risk,
Fidelity Management &                                                  potential. The Portfolio may   other investment companies
Research Company                                                       invest in securities of        risk, and portfolio turnover
                                                                       foreign issuers and may use    risk.
                                                                       various techniques such as
                                                                       buying and selling futures
                                                                       contracts and other investment
                                                                       companies.

INVESTMENT ADVISER:       ING Fundamental        Seeks to maximize     Prior to July 5, 2005, the     Convertible securities risk,
ING Life Insurance and    Research Portfolio     total return through  Portfolio invests at least 80% derivatives risk, foreign
Annuity Company                                  investments in a      of its assets in stocks        markets risk, index tracking
                                                 diversified portfolio included in the S&P 500 Index. risk, market trends risk,
PORTFOLIO MANAGER:                               of common stocks and  Effective July 5, 2005, the    mid-capitalization company
ING Investment Management                        securities            Portfolio will invest at least risk, market and company risk,
Co.                                              convertible into      65% of its total assets in     and stock risk.
                                                 common stocks.        common stocks and securities
                                                                       convertible into common
                                                                       stocks. The Portfolio may also
                                                                       invest in derivative
                                                                       instruments.

INVESTMENT ADVISER:       ING International      Long-term growth of   At least 80% of assets in      Call risk, convertible
Directed Services, Inc.   Portfolio              capital.              equity securities (including   securities risk, debt
                                                                       common and preferred stocks,   securities risk, derivatives
PORTFOLIO MANAGER:                                                     warrants and convertible       risk, emerging markets risk,
ING Investment                                                         securities) of issuers of any  foreign investment risk,
Management Co.                                                         market-capitalization (but     interest rate risk, liquidity
                                                                       primarily large cap companies) risk, manager risk, market and located outside of the United  company risk, market trends
                                                                       States; debt securities; and   risk, maturity risk, mid-cap
                                                                       derivatives.                   company risk, securities
                                                                                                      lending risk and small company
                                                                                                      risk.

INVESTMENT ADVISER:       ING Janus Contrarian   Capital appreciation. At least 80% of assets in      Debt securities risk,
Directed Services, Inc.   Portfolio                                    equity securities; debt        derivatives risk,
                                                                       securities, including          diversification risk, foreign
PORTFOLIO MANAGER:                                                     high-yield debt securities     investment risk, interest rate
Janus Capital Management                                               ("junk bonds"); foreign        risk, high-yield bond risk,
LLC                                                                    securities; derivatives;       liquidity risk, manager risk,
                                                                       securities purchased on a      market and company risk,
                                                                       when- issued, delayed delivery maturity risk, sector risk,
                                                                       or forward commitment basis,   small company risk, and
                                                                       illiquid securities; may       special situations risk.
                                                                       invest more than 25% of its
                                                                       total assets in securities of
                                                                       companies in one or more
                                                                       market sectors; and is
                                                                       non-diversified.

INVESTMENT ADVISER:       ING Jennison Equity    Long-term capital     Based on a multi-cap, value    Debt securities risk,
Directed Services, Inc.   Opportunities          growth.               investing approach, at least   derivatives risk, foreign
                          Portfolio                                    80% of assets in equity        investment risk, manager risk,
                                                                       securities of companies with   market and company risk,
PORTFOLIO MANAGER:                                                     current or emerging earnings   mid-cap company risk, REIT
Jennison Associates LLC                                                growth believed to be not      risk, securities lending risk,
                                                                       fully appreciated or           small company risk, and value
                                                                       recognized by the market;      investing risk.
                                                                       preferred stocks; convertible
                                                                       securities; and debt
                                                                       instruments. May also invest
                                                                       up to 25% of assets in foreign
                                                                       securities.

INVESTMENT ADVISER:       ING JPMorgan Emerging  Capital appreciation. Primarily in equity securities Derivatives risk, emerging
Directed Services, Inc.   Markets Equity                               of issuers located in at least market risk, foreign
                          Portfolio                                    six emerging market countries; investment risk, growth
                                                                       debt securities, including     investing risk, high-yield
PORTFOLIO MANAGER:                                                     high-yield debt securities     bond risk, manager risk, and
J.P . Morgan Investment                                                ("junk bonds"); and            market and company risk.
Management Inc.                                                        derivatives.
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                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING JPMorgan Fleming   Long-term growth of   At least 65% of assets in      Credit risk, currency risk,
ING Life Insurance and    International          capital.              equity securities of foreign   emerging markets risk, foreign
Annuity Company           Portfolio                                    companies with high growth     investment risk, geographic
                                                                       potential (including those     focus risk, high-yield bond
PORTFOLIO MANAGER:                                                     located in countries with      risk, interest rate risk, and
J.P. Morgan Fleming Asset                                              emerging market economies);    market and company risk.
Management (London)                                                    securities of at least three
Limited                                                                different countries other than
                                                                       the United States; and debt
                                                                       securities issued by foreign
                                                                       and U.S. companies including
                                                                       non-investment grade debt
                                                                       securities.

INVESTMENT ADVISER:       ING JPMorgan Mid Cap   Growth from capital   At least 80% of assets in      Active or frequent trading
ING Life Insurance and    Value Portfolio        appreciation.         common stocks of companies     risk, convertible securities
Annuity Company                                                        with market capitalizations of risk depositary receipt risk,
                                                                       $1 billion to $20 billion;     derivatives risk, foreign
PORTFOLIO MANAGER:                                                     generally only securities that investment risk, interest rate
J.P. Morgan Investment                                                 are traded on registered       risk, market and company risk,
Management, Inc.                                                       exchanges or the               OTC investment risk, small
                                                                       over-the-counter market in the company risk, and mid-cap
                                                                       United States; other equity    company risk.
                                                                       securities, including
                                                                       depositary receipts;
                                                                       convertible and foreign
                                                                       securities; and derivatives.

INVESTMENT ADVISER:       ING JPMorgan Small Cap Capital growth over   Equity securities of small-cap Convertible securities risk,
Directed Services, Inc.   Equity Portfolio       the long term.        companies (defined as those    derivatives risk, foreign
                                                                       with market capitalization     investment risk, growth
PORTFOLIO MANAGER:                                                     equal to those within a        investing risk, manager risk,
J.P. Morgan Investment                                                 universe of Russell            market and company risk, mid-
Management Inc.                                                        2000(R)Index stocks), May      cap company risk, REIT risk,
                                                                       invest up to 20% of its total  small company risk, and value assets in: foreign securities, investing risk.
                                                                       convertible securities,
                                                                       high-quality money market
                                                                       instruments; and may invest in
                                                                       real estate investment trusts;
                                                                       and derivatives.

INVESTMENT ADVISER:       ING JPMorgan Value     Long-term capital     Under normal circumstances,    Convertible securities risk,
Directed Services, Inc.   Opportunities          appreciation.         the Portfolio invests at least derivatives risk, equity
                          Portfolio                                    80% of it assets in equity     securities risk, interest rate
                                                                       securities of mid- and         risk, investment style risk,
PORTFOLIO MANAGER:                                                     large-capitalization           manager risk, market and
J.P. Morgan Investment                                                 companies. Equity securities   company risk, mid-cap company
Management Inc."                                                       in which the Portfolio may     risk, mortgage risk, other
                                                                       invest include common stocks,  investment companies risk and preferred stocks, convertible  price volatility risk.
                                                                       securities, depositary
                                                                       receipts and warrants to buy
                                                                       common stocks. The Portfolio
                                                                       may invest in shares of
                                                                       investment companies,
                                                                       including shares of affiliated
                                                                       money market funds,
                                                                       derivatives, mortgage-related
                                                                       securities issues by
                                                                       government entities and
                                                                       private issuers, and
                                                                       high-quality money market
                                                                       instruments and repurchase
                                                                       agreements.

INVESTMENT ADVISER:       ING Julius Baer        Long-term growth of   At least 80% of assets in      Convertible securities risk,
Directed Services, Inc.   Foreign Portfolio      capital.              equity securities tied         debt securities risk,
                                                                       economically to countries      derivatives risk, emerging
PORTFOLIO MANAGER:                                                     outside the United States.     markets risk, other investment
Julius Baer Investment                                                 Normally has a bias towards    companies risk, foreign
Management LLC                                                         larger companies (e.g., with   investment risk, high-
                                                                       market capitalizations of      yield bond risk, liquidity
                                                                       $10 billion or greater), but   risk, market and company risk,
                                                                       may also invest in small- and  mid-cap company risk,
                                                                       mid- sized companies. May      portfolio turnover risk, price
                                                                       invest up to 25% of assets in  volatility risk, securities
                                                                       issuers in emerging markets,   lending risk and small company
                                                                       may invest in debt securities  risk.
                                                                       (including non-investment
                                                                       grade bonds); may invest in
                                                                       derivatives; and may lend its
                                                                       portfolio securities.
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                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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
  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Legg Mason Value   Long-term growth of   Based on a value investing     Call risk, convertible
Directed Services, Inc.   Portfolio              capital.              approach, may invest in equity securities risk, credit risk,
                                                                       securities and debt            currency risk, debt securities
PORTFOLIO MANAGER:                                                     securities. May invest up to   risk, foreign investment risk,
Legg Mason Funds                                                       25% of assets in long-term     growth investing risk, high
Management, Inc.                                                       debt securities, and up to 10% yield bond risk, interest rate
                                                                       of in high yield debt          risk, manager risk, market and
                                                                       securities ("junk bonds").     company risk, market trends
                                                                                                      risk, OTC investment risk, and
                                                                                                      value investing risk.

INVESTMENT ADVISER:       ING Liquid Assets      High level of current U.S. Treasury and U.S.         Credit risk, government
Directed Services, Inc.   Portfolio              income consistent     Government agency securities;  securities risk, income risk,
                                                 with the preservation fully collateralized           interest rate risk, manager
                                                 of capital and        repurchase agreements; bank    risk and securities lending
PORTFOLIO MANAGER:                               liquidity.            obligations, including         risk.
ING Investment                                                         certificates of deposit, time
Management Co.                                                         deposits, and bankers'
                                                                       acceptances; commercial paper;
                                                                       asset-backed securities;
                                                                       variable or floating rate
                                                                       securities, including variable
                                                                       rate demand obligations; debt
                                                                       securities with special
                                                                       features such as puts, or
                                                                       maturity extension
                                                                       arrangements; short-term
                                                                       corporate debt securities
                                                                       other than commercial paper;
                                                                       shares of other investment
                                                                       companies (not to exceed 10%);
                                                                       credit-linked notes; reverse
                                                                       repurchase agreements,
                                                                       structured securities; and
                                                                       Guaranteed Investment
                                                                       Contracts.

INVESTMENT ADVISER:       ING Marsico Growth     Capital appreciation. Equity securities of companies Active or frequent trading
Directed Services, Inc.   Portfolio                                    of any size, selected for      risk, debt securities risk,
                                                                       their growth potential;        derivatives risk, emerging
PORTFOLIO MANAGER:                                                     foreign securities;            markets risk, foreign
Marsico Capital                                                        derivatives; debt securities,  investment risk, growth
Management, LLC                                                        including high-yield debt      investing risk, high-yield
                                                                       securities ("junk bonds");     bond risk, manager risk,
                                                                       substantial cash holdings in   market and company risk, and
                                                                       the absence of attractive      sector risk.
                                                                       investment opportunities; and,
                                                                       from time to time, investment
                                                                       of more than 25% assets in
                                                                       securities of companies in one
                                                                       or more market sectors.

INVESTMENT ADVISER:       ING Marsico            Seeks long-term       The Portfolio is a diversified Currency risk, derivatives
Directed Services, Inc.   International          growth of capital.    portfolio and invests no less  risk, emerging markets risk,
                          Opportunities                                than 65% of its total assets   foreign investment risk,
                          Portfolio                                    in common stocks of foreign    growth investing risk,
                                                                       companies that are selected    liquidity risk, manager risk,
PORTFOLIO MANAGER:                                                     for their long-term growth     market and company risk,
Marsico Capital                                                        potential. The Portfolio       market trends risk, mid-cap
Management, LLC                                                        normally invests in issuers    company risk, other investment
                                                                       from at least three different  companies risk, small-cap
                                                                       countries not including the    company risk, and portfolio
                                                                       United States and generally    turnover risk.
                                                                       maintains a core position of
                                                                       between 35 and 50 common
                                                                       stocks. The Portfolio may use
                                                                       options, futures and foreign
                                                                       currency contracts, and may
                                                                       invest in high-yield bonds,
                                                                       mortgage and asset-backed
                                                                       securities, illiquid
                                                                       securities, and other
                                                                       investment companies.
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                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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
  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Mercury Focus      Long-term growth of   Based on a value investing     Borrowing and leverage risk,
Directed Services, Inc.   Value Portfolio        capital.              approach, equity securities of debt securities risk,
                                                                       issuers of any market          derivatives risk, foreign
PORTFOLIO MANAGER:                                                     capitalization; debt           investment risk, high-yield
Mercury Advisors                                                       securities of any maturity or  bond risk, liquidity risk,
                                                                       credit quality (including      manager risk, market and
                                                                       high-yield debt securities     company risk, restricted and
                                                                       ("junk bonds")); foreign       illiquid securities risk,
                                                                       securities, including          securities lending risk,
                                                                       sovereign debt; derivatives;   sovereign debt risk,
                                                                       restricted and illiquid        undervalued securities risk
                                                                       securities; and may engage in  and value investing risk.
                                                                       substantial borrowing.

INVESTMENT ADVISER:       ING Mercury Large Cap  Long-term growth of   The Portfolio invests at least Convertible securities risk,
Directed Services, Inc.   Growth Portfolio       capital.              80% of its assets in equity    debt securities risk, foreign
                                                                       securities of large            investment risk, government
PORTFOLIO MANAGER:                                                     capitalization companies,      securities risk, growth
Mercury Advisors                                                       selected from among those      investing risk, income risk,
                                                                       which, at the time of          interest rate risk, manager
                                                                       investment, are included in    risk, market and company risk,
                                                                       the Russell 1000(R)Growth      maturity risk, mid-cap company
                                                                       Index. The Portfolio may       risk and securities lending
                                                                       invest in foreign companies,   risk.
                                                                       short-term debt securities,
                                                                       non-convertible preferred
                                                                       stocks and bonds, or
                                                                       government and money market
                                                                       securities.

INVESTMENT ADVISER:       ING MFS Capital        Capital appreciation. At least 65% of assets in      Active or frequent trading
ING Life Insurance and    Opportunities                                common stocks and related      risk, credit risk, currency
Annuity Company           Portfolio                                    securities, such as preferred  risk, depositary receipt risk, stocks, convertible securities emerging markets risk, foreign
PORTFOLIO MANAGER:                                                     and depositary receipts;       investment risk, market and
Massachusetts Financial                                                foreign securities, including  company risk, and OTC
Services Company                                                       emerging market securities.    investment risk.
                                                                       May invest in securities
                                                                       listed on a securities
                                                                       exchange or traded in the over
                                                                       the counter markets.

INVESTMENT ADVISER:       ING MFS Mid Cap Growth Long-term growth of   Based on a growth investing    Active or frequent trading
Directed Services, Inc.   Portfolio              capital.              approach, at least 80% of its  risk, convertible securities
                                                                       assets in common stocks and    risk, debt securities risk,
PORTFOLIO MANAGER:                                                     related securities (such as    derivatives risk, emerging
Massachusetts Financial                                                preferred stocks, convertible  markets risk, foreign
Services Company                                                       securities and depositary      investment risk, growth
                                                                       receipts) of mid-cap           investing risk, high-yield
                                                                       companies. May also invest up  bond risk, manager risk,
                                                                       to 20% of assets in foreign    market and company risk,
                                                                       securities and up to 10% of    mid-cap company risk, and OTC
                                                                       assets in high-yield bonds     investment risk.
                                                                       ("junk bonds"). May also
                                                                       engage in short sales and
                                                                       invest in derivatives.

INVESTMENT ADVISER:       ING MFS Total Return   Above-average income  Equity securities (including   Active or frequent trading
Directed Services, Inc.   Portfolio              (compared to a        convertible securities);       risk, allocation risk, call
                                                 portfolio entirely    fixed-income securities        risk, convertible securities
PORTFOLIO MANAGER:                               invested in equity    (including high-yield debt     risk, credit risk, emerging
Massachusetts Financial                          securities)           securities ("junk bonds"),     markets risk, government
Services Company                                 consistent with the   loan participations, and       securities risk, foreign
                                                 prudent employment of zero-coupon bonds); foreign    investment risk, high-yield
                                                 capital. A secondary  securities; and derivatives.   bond risk, income risk,
                                                 objective is the                                     interest rate risk, liquidity
                                                 reasonable                                           risk, manager risk, market and
                                                 opportunity for                                      company risk, maturity risk,
                                                 growth of capital and                                mortgage risk, sector risk,
                                                 income.                                              and undervalued securities
                                                                                                      risk.

INVESTMENT ADVISER:       ING OpCap Balanced     Capital growth, and   At least 25% of its total      Active or frequent trading
ING Life Insurance and    Value Portfolio        secondarily,          assets in equity securities,   risk, credit risk, industry
Annuity Company                                  investment income.    including common stocks and    focus risk, interest rate
                                                                       preferred stocks (typically    risk, and market and company
PORTFOLIO MANAGER:                                                     between 50% to 70% of its      risk.
OpCap Advisors LLC                                                     total assets invested in
                                                                       equities), and at least 25% of
                                                                       total assets in fixed-income
                                                                       senior securities, including
                                                                       bonds, debentures, notes,
                                                                       participation interests in
                                                                       loans, convertibles, and U.S.
                                                                       Government securities.
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                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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
  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Oppenheimer Global Capital appreciation. The Portfolio invests mainly   Active or frequent trading
Directed Services, Inc.   Portfolio                                    in companies in the U.S. and   risk, asset allocation risk,
                                                                       foreign countries with high    currency risk, emerging growth
PORTFOLIO MANAGER:                                                     growth potential. The          risk, emerging markets risk,
OppenheimerFunds, Inc.                                                 Portfolio does not limit its   foreign markets risk,
                                                                       investments in a particular    geographic focus risk, growth
                                                                       capitalization range, but      stock risk, industry focus
                                                                       currently focuses its          risk, market and company risk,
                                                                       investments in mid- and large- small- and mid-capitalization
                                                                       cap companies. The Portfolio   company risk.
                                                                       will normally invest in at
                                                                       least three countries (one of
                                                                       which may be the United
                                                                       States).

INVESTMENT ADVISER:       ING Oppenheimer Main   Long-term growth of   Common stocks of U.S.          Manager risk, market and
Directed Services, Inc.   Street Portfolio(R)    capital and future    Companies of different         company risk, mid-cap company
                                                 income.               capitalization ranges,         risk, and small company risk.
                                                                       presently focusing on
PORTFOLIO MANAGER:                                                     large-capitalization issuers.
OppenheimerFunds, Inc.                                                 It also can buy debt
                                                                       securities, such as bonds and
                                                                       debentures, but does not
                                                                       currently emphasize these
                                                                       investments.

INVESTMENT ADVISER:       ING Oppenheimer        High level of current The Portfolio mainly invests   Active or frequent trading
ING Life Insurance and    Strategic Income       income principally    in debt securities of issuers  risk, credit risk, credit
Annuity Company           Portfolio              derived from interest in three market sectors:       derivatives risk, derivatives
                                                 on debt securities.   foreign governments and        risk, emerging markets risk,
                                                                       companies; U.S. Government     foreign markets risk,
PORTFOLIO MANAGER:                                                     securities; and lower-grade    government securities risk,
OppenheimerFunds, Inc.                                                 high-yield securities of U.S   high-yield, lower grade debt
                                                                       and foreign companies. The     securities risk, interest rate
                                                                       Portfolio can invest in        risk, manager risk, mortgage
                                                                       securities having short-,      risk, prepayment or call risk,
                                                                       medium-, or long-term          sector allocation risk, and
                                                                       maturities and may invest      zero coupon risk.
                                                                       without limit in lower-grade,
                                                                       high-yield debt obligations,
                                                                       also called "junk bonds."

INVESTMENT ADVISER:       ING PIMCO Core Bond    Maximum total return, At least 80% of assets in debt Currency risk, debt securities
Directed Services, Inc.   Portfolio              consistent with       securities of varying          risk, foreign investment risk,
                                                 preservation of       maturities, with a portfolio   government securities risk,
PORTFOLIO MANAGER:                               capital and prudent   duration that normally varies  high-yield bond risk,
Pacific Investment                               investment            within a three to six year     interest rate risk, leveraging
Management Company LLC                           management.           time frame, including          risk, liquidity risk, manager
                                                                       high-yield debt securities     risk, market and company risk,
                                                                       ("junk bonds"); U.S.           and portfolio turnover risk.
                                                                       government securities; and
                                                                       corporate debt securities of
                                                                       U.S. and non-U.S. issuers.

INVESTMENT ADVISER:       ING PIMCO High Yield   Maximum total return, At least 80% of assets in a    Credit risk, currency risk,
Directed Services, Inc.   Portfolio              consistent with       diversified portfolio of high  emerging markets risk, foreign
                                                 preservation of       yield securities ("junk        investment risk, government
PORTFOLIO MANAGER:                               capital and prudent   bonds") rated below investment securities risk, high yield
Pacific Investment                               investment            grade but rated at least       bond risk, interest rate risk,
Management Company LLC                           management.           CCC/Caa by Moody's Investors   leveraging risk, liquidity
                                                                       Service, Inc., Standard and    risk, manager risk, market and
                                                                       Poor's Rating Service, or      company risk, mortgage risk,
                                                                       Fitch, or if unrated,          and securities lending risk.
                                                                       determined to be of comparable
                                                                       quality, subject to a maximum
                                                                       of 5% of total assets in
                                                                       CCC/Caa securities. The
                                                                       remainder of assets may be
                                                                       invested in investment grade
                                                                       fixed- income investments. May
                                                                       invest in non-US
                                                                       dollar-denominated securities
                                                                       and U.S. dollar- denominated
                                                                       foreign securities (including
                                                                       in emerging, or developing
                                                                       markets), and mortgage and
                                                                       asset-backed securities. The
                                                                       average portfolio duration is
                                                                       two- to six-years.


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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Pioneer Fund       Reasonable income and The Portfolio invests in       Convertible securities risk,
Directed Services, Inc.   Portfolio              capital growth.       carefully selected securities  derivatives risk, equity
                                                                       believed to be reasonable      securities risk, manager risk,
PORTFOLIO MANAGER:                                                     priced rather than in          market and company risk and
Pioneer Investment                                                     securities whose price         value investing risk.
Management, Inc.                                                       reflects a premium resulting
                                                                       from their current market
                                                                       popularity. The Portfolio
                                                                       invests in equity securities,
                                                                       primarily of U.S. issuers.
                                                                       Equity securities include
                                                                       common stocks, convertible
                                                                       debt and other equity
                                                                       instruments such as depositary
                                                                       receipts, warrants, rights and
                                                                       preferred stock.

INVESTMENT ADVISER:       ING Pioneer Mid Cap    Capital appreciation. The Portfolio normally invests Convertible securities risk,
Directed Services, Inc.   Value Portfolio                              at least 80% of its total      debt securities risk,
                                                                       assets in equity securities of derivatives risk, mid-cap
PORTFOLIO MANAGER:                                                     mid-size companies. Equity     company risk, manager risk,
Pioneer Investment                                                     securities in which the        market and company risk, value
Management, Inc.                                                       Portfolio principally invests  investing risk.
                                                                       include common stocks,
                                                                       preferred stocks, depositary
                                                                       receipts, and convertible
                                                                       debt.

INVESTMENT ADVISER:       ING Salomon Brothers   Long-term growth of   At least 80% of assets in      Active or frequent trading
ING Life Insurance and    Aggressive Growth      capital.              common stocks and related      risk, currency risk,
Annuity Company           Portfolio                                    securities, such as preferred  diversification risk,
                                                                       stock, convertible securities  depositary receipt risk,
PORTFOLIO MANAGER:                                                     and depositary receipts, of    emerging growth risk, emerging
Salomon Brothers Asset                                                 emerging growth companies;     markets risk, foreign
Management Inc.                                                        securities listed on a         investment risk, growth
                                                                       securities exchange or traded  investing risk, market and
                                                                       in the over the counter        company risk, and OTC
                                                                       markets; foreign securities;   investment risk.
                                                                       (including emerging market
                                                                       securities); and may have
                                                                       exposure to foreign
                                                                       currencies.

INVESTMENT ADVISER:       ING Salomon Brothers   Capital appreciation  Using a value investing        Active or frequent trading
Directed Services, Inc.   All Cap Portfolio      through investment in approach, common stocks and    risk, convertible securities
                                                 securities believed   common stock equivalents, such risk, derivatives risk,
PORTFOLIO MANAGER:                               to have above-average as preferred stocks and        diversification risk, manager
Salomon Brothers Asset                           capital appreciation  convertibles, typically of     risk, market and company risk,
Management Inc                                   potential.            large, well-known companies,   mid-cap company risk,
                                                                       but may also invest a          securities lending risk, small
                                                                       significant portion of its     company risk, undervalued
                                                                       assets in securities of small  securities risk, and value
                                                                       to medium-sized companies;     investing risk.
                                                                       debt securities; and
                                                                       derivatives. May lend
                                                                       portfolio securities.

INVESTMENT ADVISER:       ING Salomon Brothers   Long-term growth of   Equity securities of U.S.      Credit risk, debt securities
Directed Services, Inc.   Investors Portfolio    capital. Current      companies, focusing on         risk, growth investing risk,
                                                 income is a secondary established large              income risk, interest rate
PORTFOLIO MANAGER:                               objective.            capitalization companies with  risk, manager risk, market and
Salomon Brothers Asset                                                 growth potential at a          company risk, sector risk, and
Management Inc.                                                        reasonable cost. May invest in securities lending risk.
                                                                       debt securities, including
                                                                       high-yield debt securities
                                                                       ("junk bonds"), and more than
                                                                       25% of total assets in
                                                                       securities of companies in one
                                                                       or more market sectors, and
                                                                       may lend securities.

INVESTMENT ADVISER:       ING T. Rowe Price      Over the long-term, a Based on a value, active asset Active or frequent trading
Directed Services, Inc.   Capital Appreciation   high total investment allocation approach, typically risk, allocation risk, credit
                          Portfolio              return, consistent    half of total assets in equity risk, convertible securities with the preservation securities (which may include  risk, debt securities risk,
PORTFOLIO MANAGER:                               of capital and with   foreign equity securities) of  derivatives risk, foreign
T. Rowe Price Associates,                        prudent investment    established companies believed investment risk, high-yield
Inc.                                             risk.                 to have above-average          bond risk, income risk,
                                                                       potential for capital growth,  interest rate risk, manager
                                                                       with remainder invested in     risk, market and company risk,
                                                                       debt securities.               mid-cap company risk,
                                                                                                      securities lending risk, and
                                                                                                      value investing risk.


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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING T. Rowe Price      Long-term capital     At least 80% of assets in      Active or frequent trading
ING Life Insurance and    Diversified  Mid Cap   appreciation.         equity securities of companies risk, derivatives risk, growth
Annuity Company           Growth Portfolio                             having a market capitalization stock risk, manager risk,
                                                                       within the range of companies  market and company risk,
PORTFOLIO MANAGER:                                                     in the Russell MidCap Growth   mid-cap company risk,
T. Rowe Price Associates                                               Index or the S&P Mid Cap 400   over-the-counter ("OTC")
Inc.                                                                   Index with a focus on midsize  investment risk , and foreign
                                                                       companies whose earnings are   investment risk.
                                                                       expected to grow at a rate
                                                                       faster than the average
                                                                       company. Other securities in
                                                                       which the Portfolio may invest
                                                                       include foreign stocks,
                                                                       futures, and options.

INVESTMENT ADVISER:       ING T. Rowe Price      Substantial dividend  Based on a value investing     Debt securities risk,
Directed Services, Inc.   Equity Income          income as well as     approach, normally invests at  derivatives risk, foreign
                          Portfolio              long-term growth of   least 80% of its assets in     investment risk, manager risk,
                                                 capital.              common stocks, with 65% in the market and company risk,
                                                                       common stocks of well-         securities lending risk,
PORTFOLIO MANAGER:                                                     established companies paying   undervalued securities risk,
T. Rowe Price Associates,                                              above-average dividends; may   and value investing risk.
Inc.                                                                   invest in derivatives; foreign
                                                                       securities; and debt
                                                                       securities.

INVESTMENT ADVISER:       ING T. Rowe Price      Long-term capital     At least 80% of assets in      Active or frequent trading
ING Life Insurance and    Growth Equity          growth, and           common stocks, with a focus on risk, currency risk,
Annuity Company           Portfolio              secondarily,          growth companies; may have     depositary receipt risk,
                                                 increasing            exposure to foreign currencies derivatives risk, foreign
                                                 dividend income.      and investment may include     investment risk, growth
PORTFOLIO MANAGER:                                                     foreign securities, depositary investing risk, and market and
T. Rowe Price Associates,                                              receipt securities and         company risk.
Inc.                                                                   derivatives.

INVESTMENT ADVISER:       ING UBS U.S.           Maximize total return A mix of equity and debt       Active or frequent trading
Directed Services, Inc.   Balanced Portfolio     over the long term by securities. May also invest in risk, allocation risk, call
                                                 allocating its assets cash and cash equivalents.     risk, credit risk, derivatives
PORTFOLIO MANAGER:                               among stocks, bonds,                                 risk, high-yield bond risk,
UBS Global Asset                                 short-term                                           income risk, interest rate
Management (Americas)                            instruments and other                                risk, manager risk, market and
Inc.                                             investments.                                         company risk, and maturity
                                                                                                      risk, mid-cap company risk,
                                                                                                      portfolio turnover risk, and
                                                                                                      small company risk.


INVESTMENT ADVISER:       ING UBS U.S. Large Cap Long-term growth of   At least 80% of net assets in  Active and frequent trading,
ING Life Insurance and    Equity Portfolio       capital and future    U.S. large capitalization      derivatives risk, market and
Annuity Company                                  income.               equity securities. which may   company risk, OTC investment
                                                                       include dividend-paying        risk, mid-cap company risk,
PORTFOLIO MANAGER:                                                     securities, common stock and   and small company risk.
UBS Global Asset                                                       preferred stock. In general,
Management (Americas)                                                  emphasizes large
Inc.                                                                   capitalization stocks, but
                                                                       also may hold small and
                                                                       intermediate cap stocks. May
                                                                       also invest in derivatives and
                                                                       loan securities.

INVESTMENT ADVISER:       ING Van Kampen         Seeks capital growth  Equity securities of companies Active or frequent trading
ING Life Insurance and    Comstock Portfolio     and                   of any market-capitalization;  risk, currency risk,
Annuity Company                                  income.               up to 10% of assets in         derivatives risk, equity
                                                                       high-quality short-term debt   securities risk, foreign
PORTFOLIO MANAGER:                                                     securities and investment      investment risk, interest rate
Van Kampen (Morgan                                                     grade corporate debt           risk, market and company risk,
Stanley Investment                                                     securities; up to 25% of       small and mid-capitalization
Management, Inc.)                                                      assets in foreign securities;  company risk, and stock risk.
                                                                       and derivatives.

INVESTMENT ADVISER:       ING Van Kampen Equity  Total return,         Under normal circumstances,    Active or frequent trading
ING Life Insurance and    and Income Portfolio   consisting of         the Portfolio invests at least risk, asset allocation risk,
Annuity Company                                  long-term capital     80% of it net assets in income convertible securities risk,
                                                 appreciation and      producing equity instruments   credit risk, derivatives risk,
PORTFOLIO MANAGER:                               current income.       (including common stock,       foreign markets risk, interest
Van Kampen (Morgan                                                     preferred stock and            rate risk, market and company
Stanley Investment                                                     convertible securities) and    risk, pre-payment risk or call
Management, Inc.)                                                      investment grade quality debt  risk, and small- and
                                                                       securities.                    mid-capitalization company
                                                                                                      risk.


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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Van Kampen Equity  Long-term capital     Based on growth investing      Growth investing risk, manager
Directed Services, Inc.   Growth Portfolio       appreciation.         approach, at least 80% of      risk, market and company risk,
                                                                       assets of the Portfolio in     and portfolio turnover risk.
PORTFOLIO MANAGER:                                                     equity securities primarily of
Van Kampen (Morgan                                                     U.S. companies and, to a
Stanley Investment                                                     limited extent, of foreign
Management, Inc.)                                                      companies that are listed on
                                                                       U.S. exchanges or traded in
                                                                       U.S. markets. Invests
                                                                       primarily in companies with
                                                                       market capitalizations of $10
                                                                       billion or more.

INVESTMENT ADVISER:       ING Van Kampen Global  Long-term capital     Primarily in equity securities Currency risk, derivatives
Directed Services, Inc.   Franchise Portfolio    appreciation.         of companies of any size       risk, diversification risk,
                                                                       located throughout the world,  emerging markets risk, foreign
PORTFOLIO MANAGER:                                                     based on a value investing     investment risk, manager risk,
Van Kampen (Morgan                                                     approach; normally invests in  market and company risk,
Stanley Investment                                                     securities of issuers from at  mid-cap company risk, small
Management, Inc.)                                                      least three different          company risk, undervalued
                                                                       countries, which may include   securities risk, and value
                                                                       the United States; may invest  investing risk.
                                                                       in securities of issuers in
                                                                       emerging markets and
                                                                       derivatives. The Portfolio is
                                                                       non-diversified.

INVESTMENT ADVISER:       ING Van Kampen Growth  Long-term growth of   Primarily income-producing     Convertible securities risk,
Directed Services, Inc.   and Income Portfolio   capital and income    equity securities of issuers   debt securities risk,
                                                                       of any size, but with a focus  derivatives risk, foreign
PORTFOLIO MANAGER:                                                     on larger-capitalization       investment risk, growth
Van Kampen (Morgan                                                     companies, including common    investing risk, manager risk,
Stanley Investment                                                     stocks and convertibles;       market and company risk, mid-
Management, Inc.)                                                      investment grade debt          cap company risk, and small
                                                                       securities, foreign            company risk.
                                                                       securities, and derivatives.

INVESTMENT ADVISER:       ING Van Kampen Real    Capital appreciation. The Portfolio invests at least Derivatives risk,
Directed Services, Inc.   Estate Portfolio       Current income is a   80% of its assets in equity    diversification risk, industry
                                                 secondary objective.  securities of companies in     concentration risk, manager
PORTFOLIO MANAGER:                                                     U.S. real estate industry that risk, market and company risk,
Van Kampen (Morgan                                                     are listed on national         REIT risk, sector risk.
Stanley Investment                                                     exchanges or the NASDAQ.
Management, Inc.)

INVESTMENT ADVISER:       ING VP Balanced        Maximize investment   A mix of equity and debt       Price volatility and other
ING Investments, LLC      Portfolio              return with           securities.                    risks that accompany an
                                                 reasonable safety of                                 investment in equity
                                                 principal.                                           securities. Credit, interest
                                                                                                      rate and other risks that
PORTFOLIO MANAGER:                                                                                    accompany an investment in
ING Investment                                                                                        debt securities.

INVESTMENT ADVISER:       ING VP Growth and      Maximize total        At least 65% of assets in      Price volatility and other
Management Co.            Income Portfolio       return.               equity securities of large     risks that accompany an
ING Investments, LLC                                                   U.S. companies believed to     investment in equity
                                                                       have above-average growth      securities.
PORTFOLIO MANAGER:                                                     potential.
ING Investment
Management Co.

INVESTMENT ADVISER:       ING VP Growth          Growth of capital.    At least 65% of assets in      Price volatility and other
ING Investments, LLC      Portfolio                                    equity securities of large     risks that accompany an
                                                                       U.S. companies believed to     investment in growth-oriented
PORTFOLIO MANAGER:                                                     have growth potential,         securities.
ING Investment                                                         although it may invest in
Management Co.                                                         compa- nies of any size.

INVESTMENT ADVISER:       ING VP High Yield Bond Long-term capital     Under normal market            Price volatility risk, high
ING Investments, LLC      Portfolio              appreciation.         conditions, the Portfolio will yield bonds risk, illiquid
                                                                       invest at least 80% of its     securities risk, interest rate
PORTFOLIO MANAGER:                                                     assets in a portfolio of       risk, credit risk, foreign
ING Investment                                                         high-yield (high risk) bonds.  investing risk, derivatives
Management Co.                                                         The Portfolio may also invest  risk, securities lending risk.
                                                                       in investment grade debt
                                                                       securities, common stocks and
                                                                       preferred stocks, U.S.
                                                                       government securities, and
                                                                       money market instruments.

INVESTMENT ADVISER:       ING VP Index Plus      Outperform the total  At least 80% of assets in      Price volatility and other
ING Investments, LLC      LargeCap Portfolio     return performance of equity securities included in  risks that accompany an
                                                 the Standard & Poor's the S&P 500 Index;             investment in equity
PORTFOLIO MANAGER:                               500 Composite Stock   derivatives; and other         securities.
ING Investment                                   Price Index ("S&P 500 investment companies.
Management Co.                                   Index").


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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Index Plus      Outperform the total  At least 80% of assets in      Price volatility and other
ING Investments, LLC      MidCap Portfolio       return performance of equity securities included in  risks that accompany an
                                                 the Standard & Poor's the S&P 400 Index.             investment in equity
PORTFOLIO MANAGER:                               MidCap 400 Index                                     securities of mid-cap
ING Investment                                   ("S&P 400 Index").                                   companies.
Management Co.

INVESTMENT ADVISER:       ING VP Index Plus      Outperform the total  At least 80% of assets in      Price volatility and other
ING Investments, LLC      SmallCap Portfolio     return performance of stocks included in the S&P 600 risks that accompany an
                                                 the Standard & Poor's Index.                         investment in equity
PORTFOLIO MANAGER:                               SmallCap 600 Index                                   securities of small-cap
ING Investment                                   ("S&P 600 Index"),                                   companies.
Management Co.                                   while maintaining a
                                                 market level of risk.

INVESTMENT ADVISER:       ING VP Intermediate    Maximize total return Investment grade debt          Credit, interest rate,
ING Investments, LLC      Bond Portfolio         consistent with       securities with a minimum      prepayment and other risks
                                                 reasonable risk.      average portfolio quality      that accompany an investment
PORTFOLIO MANAGER:                                                     being investment grade         in fixed-income securities.
ING Investment                                                         and dollar weighted average    May be sensitive to credit
Management Co.                                                         maturity generally ranging     risk during economic
                                                                       between five and ten years.    downturns.

INVESTMENT ADVISER:       ING VP International   Seeks long-term       Under normal market            Price volatility risk, market
ING Investments, LLC      Equity Portfolio       growth primarily      conditions, the Portfolio      trends risk, foreign investing
                                                 through investment in invests at least 80% of its    risk, convertible securities
PORTFOLIO MANAGER:                               a diversified         assets in equity securities.   risk, derivatives risk, and
ING Investment Management                        portfolio of common   At least 65% of the            securities lending risk.
Co.                                              stocks principally    Portfolio's assets will
                                                 traded in countries   normally be invested in
                                                 outside of the United securities of companies of any
                                                 States.               size principally traded in
                                                                       three or more countries
                                                                       outside of the U.S. The
                                                                       Portfolio may invest in
                                                                       derivative instruments.

INVESTMENT ADVISER:       ING VP MidCap          Long-term capital     Equity securities of medium-   Price volatility and other
ING Investments, LLC      Opportunities          appreciation.         sized U.S. companies believed  risks that accompany an
                          Portfolio                                    to have growth potential.      investment in equity
PORTFOLIO MANAGER:                                                                                    securities of growth- oriented
ING Investment                                                                                        and medium-sized companies.
Management Co.                                                                                        Particularly sensitive to
                                                                                                      price swings during periods of
                                                                                                      economic uncertainty.

INVESTMENT ADVISER:       ING VP Real Estate     Total return.         Under normal market            Price volatility risk, manager
ING Investments, LLC      Portfolio                                    conditions, the Portfolio      risk, market trends risk, real
                                                                       invests at least 80% of its    estate risk,
PORTFOLIO MANAGER:                                                     assets in common and preferred non-diversification risk,
ING Clarion Real Estate                                                stocks of U.S. real estate     industry risk, initial public
Securities L.P.                                                        investment trusts ("REITs")    offerings risk, illiquid
                                                                       and real estate companies.     securities risk, securities
                                                                                                      lending risk.

INVESTMENT ADVISER:       ING VP Small Company   Growth of capital.    At least 80% of assets in      Price volatility and other
ING Investments, LLC      Portfolio                                    equity securities of           risks that accompany an
                                                                       small-sized U.S. companies     investment in equity
PORTFOLIO MANAGER:                                                     believed to have growth        securities of growth- oriented
ING Investment                                                         potential.                     and small-sized companies.
Management Co.                                                                                        Particularly sensitive to
                                                                                                      price swings during periods of
                                                                                                      economic uncertainty.

INVESTMENT ADVISER:       ING VP SmallCap        Long-term capital     Equity securities of smaller,  Price volatility and other
ING Investments, LLC      Opportunities          appreciation.         lesser-known U.S. companies    risks that accompany an
                          Portfolio                                    believed to have growth        investment in equity
PORTFOLIO MANAGER:                                                     potential.                     securities of growth- oriented
ING Investment                                                                                        and small-sized companies.
Management Co.                                                                                        Particularily sensitive to
                                                                                                      price swings during periods of
                                                                                                      economic uncertainty.

INVESTMENT ADVISER:       ING VP Value           Growth of capital.    Equity securities of companies Price volatility and other
ING Investments, LLC      Opportunity Portfolio                        of any size, but tends to      risks that accompany an
                                                                       invest in large U.S. companies investment in equity
PORTFOLIO MANAGER:                                                     believed to be undervalued.    securities; value investing
ING Investment                                                                                        risk, small company risk,
Management Co.                                                                                        mid-cap company risk, high
                                                                                                      yield debt securities risk,
                                                                                                      and securities lending risk.


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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Worldwide       Long-term capital     At least 65% of assets in      Foreign investment risk, price
ING Investments, LLC      Growth Portfolio       appreciation.         equity securities of issuers   volatility, market trends
                                                                       located in at least three      risk, non-diversification
PORTFOLIO MANAGER:                                                     countries, and at least 75% of risk, liquidity risk,
ING Investment                                                         assets in common and preferred securities lending risk,
Management Co.                                                         stocks, and convertible        active or frequent trading
                                                                       securities, including          risk, currency exchange rates,
                                                                       securities issued by companies and convertible securities
                                                                       located in countries with      risk.
                                                                       emerging securities markets.


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                            MORE INFORMATION ON RISKS
--------------------------------------------------------------------------------

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the Portfolios depends on the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.


TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment manager to the LifeStyle Portfolios, and it or an affiliate serves as investment manager to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but doesn't subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a LifeStyle Portfolio.

ING Investments has informed the Trust's Board that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.


RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ACTIVE OR FREQUENT TRADING RISK. An Underlying Fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Underlying

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Fund's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


ALLOCATION RISK. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets, sectors or markets where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

CREDIT RISK. A fixed income security's issuer may not be able to meet its financial obligations and go bankrupt. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Exposure to foreign currencies may cause the value of an Underlying Fund to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.


DEFENSIVE INVESTING RISK. Certain Underlying Funds may invest a substantial portion of their assets in money market instruments, repurchase agreements and U.S. government debt, including when it is is investing for temporary defensive purposes, which could reduce the underlying returns.


DEPOSITARY RECEIPT RISK. An Underlying Fund may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.


DERIVATIVES RISK. Derivatives derive their value from the value of an underlying security, a group of securities or an index. Synthetics replicate the economic characteristics of a direct investment. An Underlying Fund's use of derivatives, synthetics, forward commitments and currency transactions could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. All of these investments and repurchase agreements are particularly sensitive to counterparty risk. The use of derivatives may have a leveraging effect which may increase the volatility of the Underlying Fund and may reduce returns for the Underlying Fund.


DIVERSIFICATION RISK. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." A non-diversified fund may invest in securities of a fewer number of issuers than diversified funds, which increases the risk that its value could go down because of poor performance of a single investment or a small number of investments. Declines in the value of that single company can significantly impact the value of the Underlying Fund.


EMERGING GROWTH RISK. A Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.


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EMERGING MARKETS RISK. Investments in emerging market countries (such as countries in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries such as Russia.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social, and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investment. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security.


GEOGRAPHIC FOCUS RISK. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.


GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association (GNMA). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


GROWTH INVESTING RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HIGH-YIELD BOND RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk than an issuer of a higher quality debt security, and typically have greater potential price volatility. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which

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high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. The possibility that an Underlying Fund's dividends will decline as a result of falling overall interest rates. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

INDUSTRY CONCENTRATION RISK: An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.


INDUSTRY FOCUS RISK. To the extent that an Underlying Fund is emphasizing investments in a particular industry, its shares may fluctuate in response to events affecting that industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.


INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of bonds and short-term money market instruments may fall when interest rates rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments.


INVESTMENT BY FUNDS OF FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 or under the terms of an exemptive order granted by the SEC.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, a Portfolio may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's investment adviser may make a decision or shift assets in a way that cause the Underlying Fund to not achieve its investment objective(s). An Underlying Fund's investment adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

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MARKET AND COMPANY RISK. The value of the securities in which an Underlying Fund or the Portfolio invests may decline due to changing economic, political or market conditions here or abroad, changes in investor psychology, heavy institutional selling, or due to the financial condition of the company that issued the security.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as MORE INFORMATION ON RISKS (CONTINUED)compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. The value of a debt security may change from the time it is issued to when it matures. The longer the period to maturity, the greater the potential for price fluctuation.


MID-CAP COMPANY RISK. Securities of medium-sized companies may be more volatile and less liquid than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

MORTGAGE RISK. Mortgage-related securities can be paid off early if the owners of underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, an Underlying Fund investing in such securities may be forced to reinvest this money at lower yields. Conversely, if interest rates rise, the duration of such securities tends to extend, making them more sensitive to changes in interest rates. Stripped mortgage-related securities can be particularly sensitive to changes in interest rates. Stripped mortgage-related securities are made up of Interest Only (10) and Principal Only
(PO) components. IOs present a heightened risk of total loss of investment.


OTC INVESTMENT RISK. Equity securities that are traded over-the-counter may be more volatile than exchange-listed securities, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


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PORTFOLIO TURNOVER RISK. Changes to the investment of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. Equity securities have historically offered the potential for greater long-term growth than most fixed income securities. However, they also tend to have larger and more frequent changes in price, which means there is a greater risk you could lose money over the short-term. The prices of equity securities change in response to many factors, including a company's historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The Underlying Funds may invest in large, medium or small companies. Large companies tend to have more stable prices than small or medium sized companies. Companies with small or medium capitalizations maybe riskier and more susceptible to price swings. They may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers.

REIT RISK. Investment in REITs exposes an Underlying Fund to the risks of the real estate market. Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

RESTRICTED AND ILLIQUID SECURITIES RISK. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid and restricted securities investments involve the risk that the securities will not be able to be sold at the time desired.

SECTOR RISK. The value of an Underlying Fund that may invest a substantial portion of its assets in a particular sector of the economy or stock market may be adversely affected by trends in that sector.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund.

SHORT SALES RISK. Certain Underlying Funds may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund.


SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SMALL COMPANY RISK. Certain of the Underlying Funds may invest in small capitalization companies. Investment in small capitalization companies involves a substantial risk of loss. Small cap companies and the market for their equity securities are more likely to be more sensitive to changes in earnings results and investor expectations. These

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companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


SPECIAL SITUATIONS RISK. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. An Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated effect.


STOCK RISK. Stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility.


UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. Equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. The investment adviser to an Underlying Fund invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor MORE INFORMATION ON RISKS (CONTINUED)perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. An investment adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the portfolio manager believes are their full values. From time to time "value" investing falls out of favor with investors. During those periods, the Underlying Fund's relative performance may suffer.

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MANAGEMENT OF THE LIFESTYLE PORTFOLIOS


ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management, with locations in more than 65 countries and more than 100,000 employees. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2004, ING Investments managed over $37.3 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the LifeStyle Portfolios' Statement of Additional Information.


ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each Portfolio, ING Investments will receive a management fee equal to 0.14% of each Portfolio's average daily net assets.

ASSET ALLOCATION COMMITTEE

An Asset Allocation Committee at ING Investments reviews the allocation of Portfolio assets. The Committee considers the quarterly and annual recommendations of Ibbotson Associates, reviews their basis for arriving at these recommendations, and determines the asset allocations for the Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.

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INFORMATION ABOUT IBBOTSON ASSOCIATES

Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADMINISTRATOR

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, will provide the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT

The Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep N.V. group of companies. You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus for additional information about how this works.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The LifeStyle Portfolios are available to serve as investment options offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required

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                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

to redeem the investment of one or more of its separate accounts from the Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING


The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The LifeStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a LifeStyle Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund does not accurately value securities, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the LifeStyle Portfolio's polices and procedures with respect to the disclosure of the LifeStyle Portfolio's portfolio securities is available in the Statement of Additional Information. The LifeStyle Portfolio posts

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                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

its complete portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the LifeStyle Portfolio will post the quarter ending June 30 holdings on August 1). The LifeStyle Portfolios' complete portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolio's website until the LifeStyle Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


--------------------------------------------------------------------------------
                              HOW SHARES ARE PRICED
--------------------------------------------------------------------------------


The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the LifeStyle Portfolios or Underlying Funds do not price their shares. Therefore, the value of a Portfolio's investments (if an Underlying Fund holds foreign securities) may change on days when an investor will not be able to reallocate between investment options.

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in INFORMATION FOR INVESTORS (CONTINUED)securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares.


When market quotations are not readily available or are deemed unreliable, the the Portfolio Manager to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;


     -    Securities of an issuer that has entered into a restructuring;


     -    Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there is no current market value quotations; and

     -    Securities that are restricted as to transfer or resale.

The Portfolio Manager to the Underlying Fund may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors

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                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.


ADDITIONAL INFORMATION ABOUT THE LIFESTYLE PORTFOLIOS


The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


TAXES AND DISTRIBUTIONS


Each Portfolio of the Trust distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.


Each Portfolio of the Trust intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the LifeStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

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                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash. The Custodian also is responsible for safekeeping the Trust's assets and for portfolio accounting services for the LifeStyle Portfolios.

LEGAL COUNSEL


Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the Portfolios' independent registered public accounting firm for the LifeStyle Portfolios. KPMG is located at 99 High Street, Boston, MA 02110.

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                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual report, which is available upon request.

ING LIFESTYLE PORTFOLIOS


                                                                                    ING                         ING
                                                                      ING        LIFESTYLE        ING        LIFESTYLE
                                                                   LIFESTYLE     MODERATE      LIFESTYLE    AGGRESSIVE
                                                                   MODERATE       GROWTH        GROWTH        GROWTH
                                                                   PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                 ------------  ------------  ------------  ------------
                                                                 PERIOD ENDED  PERIOD ENDED  PERIOD ENDED  PERIOD ENDED
                                                                 DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                     2004          2004          2004          2004
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            $   ______         ______       ______        ______
 Income (loss) from investment operations:
 Net investment income (loss)                                    $   ______         ______       ______        ______
 Net realized and unrealized gain on investments                 $   ______         ______       ______        ______
 Total from investment operations                                $   ______         ______       ______        ______
 Net asset value, end of period                                  $   ______         ______       ______        ______
 TOTAL RETURN(2)                                                 %   ______         ______       ______        ______

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                                 $   ______         ______       ______        ______
 Ratios to average net assets:
 Net expense after expense reimbursement(3)(4)(5)                %   ______         ______       ______        ______
 Gross expenses prior to expense reimbursement(4)(5)             %   ______         ______       ______        ______
 Net investment income (loss) after expense reimbursement(3)(4)  %   ______         ______       ______        ______
 Portfolio turnover rate                                         %   ______         ______       ______        ______

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2005, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the ING Investors Trust's investments is available in the ING Investors Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the ING Investors Trust's performance during its last fiscal year and the Auditors' Report.

To obtain a free copy of these documents or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST TRUSTEES


John Boyer


J. Michael Earley


R. Barbara Gitenstein

Patrick Kenny


Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam


John G. Turner


Roger B. Vincent

Richard A. Wedemeyer

[ING LOGO]


05/01/05                                                  SEC File No. 811-05629

The information in this Statement of Additional Information ("SAI") is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the U.S. Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                               ING INVESTORS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 27, 2005
                  SUBJECT TO COMPLETION, DATED MAY 1, 2005

                      INSTITUTIONAL CLASS AND SERVICE CLASS

ING FMR(SM) Earnings Growth Portfolio                            ING MFS Utilities Portfolio
ING JPMorgan Value Opportunities Portfolio                       ING Pioneer Fund Portfolio
ING Marisco International Opportunities Portfolio                ING Pioneer Mid Cap Value Portfolio

          This Statement of Additional Information ("SAI") pertains to the Institutional Class ("Class I") and Service Class ("Class S") shares of the Portfolios listed above (each, a "Portfolio" and collectively, the "Portfolios"), each of which is a separate series of ING Investors Trust ("Trust"). This SAI is not a Prospectus. A Prospectus for the Portfolios that provides the basic information you should know before investing in the Portfolios may be obtained without charge from the Portfolios or the Portfolios' principal underwriter, Directed Services, Inc. This SAI should be read in conjunction with the Prospectus dated May 1, 2005, Subject to Completion, dated January 27, 2005, for the Class I and Class S shares ("Prospectus"). This SAI is incorporated by reference in its entirety into the Prospectus.

          The information in this SAI expands on information contained in the Prospectus. The Prospectus can be obtained without charge by contacting the Trust at the phone number or address below.

                               ING INVESTORS TRUST
                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                  800-366-0066

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                TABLE OF CONTENTS

INTRODUCTION                                                                                  1
HISTORY OF THE TRUST                                                                          1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                                           2
INVESTMENT RESTRICTIONS                                                                      42
   FUNDAMENTAL INVESTMENT RESTRICTIONS                                                       42
   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS                                                   43
   NON-FUNDAMENTAL INVESTMENT POLICIES                                                       45
MANANGEMENT OF THE TRUST                                                                     46
MANAGEMENT AGREEMENT                                                                         61
PORTFOLIO MANAGERS                                                                           64
EXPENSE LIMITATION AGREEMENT                                                                 65
ADMINISTRATION                                                                               65
DISTRIBUTION OF TRUST SHARES                                                                 66
   Shareholder Servicing Agreement                                                           66
CODE OF ETHICS                                                                               67
DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES                                           68
PROXY VOTING PROCEDURES                                                                      69
PORTFOLIO TRANSACTIONS AND BROKERAGE                                                         70
   Investment Decisions                                                                      70
   Brokerage and Research Services                                                           70
PORTFOLIO TURNOVER                                                                           73
NET ASSET VALUE                                                                              73
PERFORMANCE INFORMATION                                                                      75
TAXES                                                                                        77
OTHER INFORMATION                                                                            79
   Capitalization                                                                            79
   Voting Rights                                                                             79
   Purchase of Shares                                                                        80
   Redemption of Shares                                                                      80
   Exchanges                                                                                 80
   Custodian                                                                                 81
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                             81
   Legal Counsel                                                                             81
   Registration Statement                                                                    81
   Financial Statements                                                                      81
APPENDIX A: DESCRIPTION OF BOND RATINGS                                                      82
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES                                           85

                                  INTRODUCTION

     This SAI is designed to elaborate upon information contained in the Prospectus for the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectus and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectus or this SAI that the Investment Adviser or Manager ("Manager") or portfolio manager ("Portfolio Manager" or "Portfolio Managers") reasonably believes is compatible with the investment objectives and policies of that Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given them in the Prospectuses.

                              HISTORY OF THE TRUST

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 51 investment portfolios. The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions (individually, a "Portfolio" and collectively, the "Portfolios"). This SAI pertains to the following Portfolios:

ING FMR(SM) Earnings Growth Portfolio ("FMR(SM) Earnings       ING MFS Utilities Portfolio ("MFS Utilities")
     Growth")
ING JPMorgan Value Opportunities Portfolio ("JPMorgan Value    ING Pioneer Fund Portfolio ("Pioneer Fund")
     Opportunities")
ING Marisco International Opportunities Portfolio ("Marisco    ING Pioneer Mid Cap Value Portfolio ("Pioneer Mid Cap
     International Opportunities")                                   Value")

     The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies, and restrictions.

          Effective May 1, 2003, the name of the Trust changed to ING Investors Trust. On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that date, the name of the Trust was The Specialty Managers Trust.

          MFS Utilities, is a "non-diversified company," as such term is defined for purposes of the Investment Company Act of 1940 ("1940 Act"). Most of the Trust's other Portfolios is a "diversified company" within the meaning of that term under the 1940 Act. The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer. When compared with a diversified company, a non-diversified company may invest a greater portion of its assets in a particular issuer, and, therefore, has a greater exposure to the risk of poor earnings or losses by an issuer.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

FIXED INCOME INVESTMENTS
U.S. GOVERNMENT SECURITIES

          U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

          Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities only when the Adviser or Portfolio Manager is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

          Certain Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

MUNICIPAL SECURITIES

          Certain Portfolios may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issue at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

     Certain Portfolios may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

MUNICIPAL LEASE OBLIGATIONS

     Certain Portfolios may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. International may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

     International will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Manager or Portfolio Manager to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Manager or Portfolio Manager deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

     Certain Portfolios (including Marsico International Opportunities) may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs").

     PIMCO High Yield may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

     The custodial receipts and trust certificates in which the Portfolios may invest, and the custodial receipts in which a Portfolio may invest, may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

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          Although under the terms of a custodial receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if a Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

          Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

CORPORATE DEBT SECURITIES

     Certain Portfolios may invest in corporate debt securities, as stated in the Portfolios' investment objectives and policies in the relevant Prospectus or in this SAI. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Corporation ("Standard & Poor's" or "S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by Standard & Poor's or Moody's, of equivalent quality as determined by the Portfolio Manager.

     The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

     New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or liquid assets equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

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     Moody's or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio's Manager.

HIGH YIELD BONDS

     "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

     Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

     High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

     The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

PARTICIPATION ON CREDITORS COMMITTEES

     Certain Portfolios may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Portfolio on such committees

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also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Portfolio will participate on such committees only when the Portfolio Manager believes that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

BRADY BONDS

     "Brady Bonds" are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

     Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

     Certain Portfolios may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attending investment in foreign securities.

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. A Portfolio will not invest in fixed-time deposits
(1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

     Certain of the Portfolios invest only in bank and S&L obligations as specified in that Portfolio's investment policies. Other Portfolios will not invest in obligations issued by a commercial bank or S&L unless:

         (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated;

         (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and

         (iii) in the case of a foreign bank, the security is, in the determination of the Portfolio Manager, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

SAVINGS ASSOCIATION OBLIGATIONS

     Certain Portfolios may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government. Commercial Paper

     Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     All of the Portfolios may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

     Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Portfolio Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Portfolio Manager believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

MORTGAGE-BACKED SECURITIES

     The Portfolios may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. See, "U.S. Government Securities."

     Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

COMMERCIAL MORTGAGE-BACKED SECURITIES

     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or-asset backed securities.

STRIPPED MORTGAGE-BACKED SECURITIES

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

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     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

FOREIGN MORTGAGE-RELATED SECURITIES

     Certain Portfolios (including Marsico International Opportunities) may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

AGENCY MORTGAGE SECURITIES

     The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

GNMA CERTIFICATES

     Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

     Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

     FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

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PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

     Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

     These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

SUBORDINATED MORTGAGE SECURITIES

     Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

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     Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

     A Portfolio Manager will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Portfolio Manager has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Portfolio Manager, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Portfolio Manager will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

     Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

     A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans,

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plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

     The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

     Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

     The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ASSET-BACKED SECURITIES

     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

     Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or

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loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

     Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

COLLATERALIZED DEBT OBLIGATIONS

     Certain Portfolios may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

     For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

LOAN PARTICIPATIONS

     Certain Portfolios may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Portfolios intend to invest may not be rated by any nationally recognized rating service.

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     When purchasing loan participations, the Portfolios assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness a Portfolio has direct recourse against a borrower, the Portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If a Portfolio invests in loan participations with poor credit quality, the Portfolio bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

     Certain Portfolios may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Portfolio Manager in accordance with procedures established by the Board of Trustees ("Board"), in an amount sufficient to meet such commitments. The Portfolios may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. A Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets.

ZERO-COUPON AND PAY-IN-KIND BONDS

     Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

     The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest

                                       15
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on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy a Portfolio's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

     Certain Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS

     "Event-linked bonds" are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

GUARANTEED INVESTMENT CONTRACTS

     Certain Portfolios may invest in guaranteed investment contracts ("GICs") which are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit portfolio of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit Portfolio. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

CREDIT-LINKED NOTES

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     Certain Portfolios may invest in credit-linked notes ("CLNs" or "CLN")
which are generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for any Portfolio in accordance to the Portfolio's investment objective, including the Liquid Asset Portfolio. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolio cannot assure that it can implement a successful strategy regarding this type of investments.

TRUST-PREFERRED SECURITIES

     Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and are treated by the Portfolio as debt investment. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution's common stock. Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated. The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

     In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

     In identifying the risks associated with trust-preferred securities, the Manager or Portfolio Manager will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than issuing the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.

EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES

     Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.

     Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Portfolio, the Portfolio Manager will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK

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     Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

     A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

     Certain Portfolios may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

WARRANTS

     Certain Portfolios may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

     Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

     Certain Portfolios may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

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     Certain Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

The Portfolio's transactions in derivative instruments may include:

          - the purchase and writing of options on securities (including index options) and options on foreign currencies;

          - the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

          - entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

     The success of transactions in derivative instruments depends on the Portfolio Manager's judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Portfolio Manager incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

     Certain Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Portfolio Manager's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio's investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS GENERAL DESCRIPTION OF FUTURES CONTRACTS

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

INTEREST RATE FUTURES CONTRACTS

     An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

     A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable a Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which a Portfolio intends to purchase in the future. A rise in the price of the long-term debt

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security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

     A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Portfolio would be substantially offset by the ability of a Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

OPTIONS ON FUTURES CONTRACTS

     A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by a Portfolio.

     A Portfolio may use options on futures contracts in connection with hedging strategies. Julius Baer Foreign may invest up to 25% of its total net assets in futures, options, and swaps for hedging and non-hedging purposes. Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

STOCK INDEX FUTURES CONTRACTS

     A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

     To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to a Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

          (1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

               (a)  forego possible price appreciation,

               (b) create a situation in which the securities would be difficult to repurchase, or

               (c)  create substantial brokerage commissions;

          (2) when a liquidation of a Portfolio has commenced or is contemplated, but there is, in a Portfolio Manager's determination, a substantial risk of a major price decline before liquidation can be completed; or

          (3)  to close out stock index futures purchase transactions.

     Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

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          (1)  if a Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Portfolio Manager to be fair value based upon the price of the stock at the time it qualified for inclusion in a Portfolio, or

          (2)  to close out stock index futures sales transactions.

     Each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, with the exception of Julius Baer Foreign, which may invest in futures contracts and futures options for both hedging and non-hedging purposes. For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Portfolio's securities or the price of the securities, which a Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.

     If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

     A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between a Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

     A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by a Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, a Portfolio realizes a capital gain, or if it is more, a Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Portfolio realizes a capital gain, or if it is less, a Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

INVESTMENT IN GOLD AND OTHER PRECIOUS METALS

     Some Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Portfolio intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

     Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

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     Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

GOLD FUTURES CONTRACTS

     A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When a Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when a Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. A Portfolio will not engage in these contracts for speculation or for achieving leverage. A Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

LIMITATIONS

     When purchasing a futures contract, a Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by a Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

     When writing a call option on a futures contract, a Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the portfolio.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

PURCHASING OPTIONS ON SECURITIES

     An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, a Portfolio would continue to receive interest income on such security.

     A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities a Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

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     A Portfolio may purchase long-term exchange traded equity options called
Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

     The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

     Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

WRITING COVERED CALL AND SECURED PUT OPTIONS

     In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

     In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

     A Portfolio may write a call or put option only if the option is "covered" or "secured" by a Portfolio holding a position in the underlying securities. This means that so long as a Portfolio is obligated as the writer of a call

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option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a Portfolio may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if a Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. A Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

OPTIONS ON SECURITIES INDEXES

     A Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, a Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or a Portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

OVER-THE-COUNTER OPTIONS

     Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). Except as provided below, each Portfolio intends to write over-the-counter options only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if a Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

GENERAL

     The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of a Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in a Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

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RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

     There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio's transactions in futures may protect a Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude a Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in a Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that a Portfolio's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and a Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

     Most Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

     The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

SWAPS

     Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped"

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between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on a Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

     The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     For purposes of applying a Portfolio's investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap sold by a Portfolio (I.E., where a Portfolio is selling credit default protection), however, a Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

CREDIT DEFAULT SWAPS

     Certain Portfolios may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

     A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.

VARIABLE AND FLOATING RATE SECURITIES

     Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

     Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS

     Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf

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of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on illiquid securities.

STRUCTURED SECURITIES

     Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES

     Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

HYBRID INSTRUMENTS

     Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

     Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of

                                       27
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expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

     The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

     Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

     Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

     Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet a Portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which a Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio. Accordingly, each Portfolio, except Marsico International Opportunities, will limit its investments in Hybrid Instruments to 10% of its total assets. However,

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because of their volatility, it is possible that a Portfolio's investment in
Hybrid Instruments will account for more than 10% of a Portfolio's return (positive or negative).

DOLLAR ROLL TRANSACTIONS

     Certain Portfolios seeking a high level of current income may enter into dollar rolls or "covered rolls" in which a Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, a Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Portfolio may or may not take delivery of the securities a Portfolio has contracted to purchase.

     A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by a Portfolio. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to a Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

     All Portfolios may purchase securities on a when-issued, delayed delivery or forward commitment basis if a Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio's other assets. Although a Portfolio would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, a Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if a Portfolio Manager deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

FOREIGN SECURITIES

     Certain Portfolios may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts") that are described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.

     Each Portfolio (except Marisco International Opportunities and MFS Utilities) may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country. A Portfolio's investments in U.S. issuers are not subject to the foreign country diversification guidelines.

     Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investment.

     Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS

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     Certain Portfolios, authorized to invest in securities of foreign issuers may invest assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

DEPOSITARY RECEIPTS

     ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

     EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

FOREIGN CURRENCY TRANSACTIONS

     Since certain Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

FORWARD CURRENCY CONTRACTS

     Certain Portfolios may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

     A Portfolio may enter into forward foreign currency contracts in two circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio

                                       31
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may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

     Second, when the Portfolio Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

     None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

OPTIONS ON FOREIGN CURRENCIES

     A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

     A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.

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     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

     A Portfolio uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

CURRENCY MANAGEMENT

     A Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Portfolio Manager attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

EXCHANGE RATE-RELATED SECURITIES

     Certain of the Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

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     Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

SOVEREIGN DEBT

     Certain Portfolios may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

     Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

     Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which a Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. A Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

     The issuers of the government debt securities in which a Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, a Portfolio may have few or no effective legal remedies for collecting on such debt.

OTHER INVESTMENT PRACTICES AND RISKS

REPURCHASE AGREEMENTS

     All Portfolios may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

     The Portfolio Manager monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Portfolio Manager, in

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accordance with procedures established by the Board, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

     A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

     A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS

     A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A Portfolio typically will segregate assets determined to be liquid by the Portfolio Manager to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. The Goldman Sachs Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not invest in reverse repurchase agreements.

OTHER INVESTMENT COMPANIES

     An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies' fees and expenses.

     The Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act.

EXCHANGE-TRADED FUNDS ("ETFS")

     An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a Portfolio invests in ETF's, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.

STANDARD & POOR'S DEPOSITARY RECEIPTS

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     The Portfolios may, consistent with its investment policies, purchase
Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.

iSHARES MSCI INDEX SHARES

     The Portfolios may also invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS")). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, the Portfolio could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").

HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRs")

     HOLDRs are trust-issued receipts that represent a Portfolio's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Portfolio's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

SHORT SALES

     A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Portfolio Manager believes that a decline in the price of a particular security or group of securities is likely. The Goldman Sachs Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not engage in short sales.

     The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX

     A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

ILLIQUID SECURITIES

     Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Portfolio Manager might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a

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Portfolio could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between a Portfolio's decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.

RESTRICTED SECURITIES

     Each Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Board, based upon information and recommendations provided by the Portfolio Manager, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board has adopted guidelines and has delegated to the Portfolio Manager the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. The Portfolio may not be able to sell these securities when the Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

     Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio's borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.

LENDING PORTFOLIO SECURITIES

     For the purpose of realizing additional income, certain Portfolios may make secured loans of portfolio securities. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five business day's notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important

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vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Portfolio Manager, the consideration to be earned from such loans would justify the risk.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

     REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY

     Although a Portfolio that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

          -    possible declines in the value of real estate;

          -    adverse general or local economic conditions;

          -    possible lack of availability of mortgage funds;

          -    overbuilding;

          -    extended vacancies of properties;

          -    increases in competition, property taxes and operating expenses;

          -    changes in zoning or applicable tax law;

          - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

          -    casualty or condemnation losses;

          - uninsured damages from floods, earthquakes or other natural disasters;

          -    limitations on and variations in rents; and

          -    unfavorable changes in interest rates.

     In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES

     The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply

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of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

SMALL COMPANIES

     Certain of the Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Portfolio Manager would otherwise have sold the security. It is possible that the Portfolio Manager or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.

UNSEASONED COMPANIES

     Certain Portfolios, including Marsico International Opportunities, may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

STRATEGIC TRANSACTIONS

     Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this SAI, certain of the Portfolios may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

     Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Portfolio Manager's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic

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Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

SPECIAL SITUATIONS

     A special situation arises when, in the opinion of the Portfolio Manager, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INTERNET AND INTERNET-RELATED COMPANIES

     Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY

     Investors should carefully consider the risks of companies in the Internet industry and related industries when making an investment decision. The value of the Fund's shares will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 recently have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of firm and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.

FOREIGN CURRENCY WARRANTS

     Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

     Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES

          Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER

     Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

TEMPORARY DEFENSIVE INVESTMENTS

     For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

     Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this Statement of Information will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

SEGREGATION OF ASSETS

          As discussed above, when a Portfolio invests in certain securities or engages in certain transactions (e.g., derivatives, when issued securities, delayed delivery transactions), it will segregate assets on its books or those of its Custodian. Segregated assets will include cash or other liquid securities and high quality debt instruments, in amounts equal to the amount of its commitment, which are marked to market daily.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of the Portfolios are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a portfolio.

As a matter of fundamental policy, each Portfolio may not:

     1. With respect to 75% of the Portfolio's (except MFS Utilities) total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

     2. Concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to a Portfolio's investments in:
          (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. Government, its agencies or instrumentalities), except for MFS Utilities Portfolio which may concentrate its investment in companies in the utilities sector;

     3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

     4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     5. Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Portfolio for its portfolio, a Portfolio may be deemed to be an underwriter under applicable law;

     6. Purchase or sell real estate, except that a Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

     7.   Issue any senior security (as defined in the 1940 Act), except that
          (i) a Portfolio may enter into commitments to purchase securities in accordance with a Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

     8. Purchase physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

     For all Portfolios, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

FOR FMR(SM) EARNINGS GROWTH:

     1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin,

     3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

     4. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For purposes of the Portfolio's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments).

     6. The Portfolio does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.

FOR JPMORGAN VALUE OPPORTUNITIES:

The Portfolio may not:

     1. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     2. Purchase any securities subject to legal or contractual restrictions on the resale thereof, or purchase securities which are not readily marketable, or enter into repurchase agreements not terminable within seven business days, if such purchase or entering into a repurchase agreement would cause more than 10% of the value of its total assets to be invested in such securities and such repurchase agreements;

     3. Invest its assets in securities of other open-end investment companies, except as permitted under the 1940 Act or any order pursuant thereto; or

     4. Pledge, mortgage or hypothecate its assets except, to secure borrowings permitted by subparagraph (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of its total assets.

FOR MARSICO INTERNATIONAL OPPORTUNITIES:

The Portfolio may not:

     1. The Portfolio will not enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

     2. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration thereof, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     3. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     4. The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     5. The Portfolio does not currently intend to purchase any securities or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule, and
          Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation. In addition, a foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not subject to this limitation.

     6. The Portfolio may not invest in companies for the purpose of exercising control of management.

FOR MFS UTILITIES:

The Portfolio may not:

     1. Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (E.G., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Portfolio's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolio's limitation on investment in illiquid securities. Securities that are not registered under the Securities Act of 1933 but are determined to be liquid by the Board (or its delegee) will not be subject to this 15% limitation.

     Except for MFS Utilities' investment restriction no. 1 and the Portfolio's non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Portfolio's non-fundamental policy on illiquid investments, the Portfolio will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board has also adopted the following non-fundamental investment policies for each of the following Portfolios, which may be changed upon 60 days' prior notice to shareholders:

     MFS UTILITIES
     The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry.

     PIONEER MID CAPVALUE

     The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index.

                            MANANGEMENT OF THE TRUST

     The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. As of January 1, 2005, the Trustees are John V. Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Robert S. Naka, Kimberly A. Anderson, Mary Bea Wilkinson, Robyn L. Ichilov, Lauren D. Bensinger, Todd Modic, Maria M. Anderson, Huey P. Falgout, Jr., Susan P. Kinens, Theresa K. Kelety, Robin R. Nesbitt, and Kimberly K. Palmer.

     Set forth in the table below is information about each Trustee of the Trust.

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND
                              POSITION(S)     TERM OF OFFICE                                     COMPLEX
                              HELD WITH       AND LENGTH OF      PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     OTHER DIRECTORSHIPS
  NAME, ADDRESS AND AGE       THE TRUST       TIME SERVED (1)    DURING THE PAST 5 YEARS       TRUSTEE (2)(3)     HELD BY TRUSTEE
--------------------------   -------------   -----------------  ----------------------------  ---------------  ---------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER                Trustee         November 1997 --   Executive Director, The Mark        139        None
7337 East Doubletree                         Present            Twain House Museum (4) (1989
Ranch Rd.                                                       - Present)
Scottsdale, Arizona 85258
Date of Birth:  07/19/1953

J. MICHAEL EARLEY            Trustee         January 1997 --    President and Chief                 139        None
7337 East Doubletree                         Present            Executive Officer, Bankers
Ranch Rd.                                                       Trust Company, N.A. (1992
Scottsdale, Arizona 85258                                       - Present).
Date of Birth:  05/02/1945

R. BARBARA GITENSTEIN        Trustee         January 1997 --    President, College of               139        New Jersey
7337 East Doubletree                         Present            New Jersey (1999 - Present).                   Resources
Ranch Rd.                                                                                                      (September 2003 -
Scottsdale, Arizona 85258                                                                                      present)
Date of Birth:  02/18/1948

PATRICK W. KENNY             Trustee         March 2002 --      President and Chief                 139        None
7337 East Doubletree                         Present            Executive Officer
Ranch Rd.                                                       International Insurance
Scottsdale, Arizona 85258                                       Society (2001 - Present);
Date of Birth:  01/12/1943                                      Executive Vice President,
                                                                Frontier Insurance Group,
                                                                Inc. (1998-2001).

WALTER H. MAY                Trustee         February 2002 --   Retired. Formerly,                  139        Best Prep Charity
7337 East Doubletree                         Present            Managing Director and                          (1991 - Present).
Ranch Rd.                                                       Director of Marketing,
Scottsdale, Arizona 85258                                       Piper Jaffray, Inc.
Date of Birth:  12/21/1936

JOCK PATTON                  Chairman and    February 2002 --   Private Investor (June              139        Director, Hypercom,
7337 East Doubletree         Trustee         Present            1997 - Present). Formerly,                     Corp. (January 1999 -
Ranch Rd. Scottsdale,                                           Director and Chief                             Present); JDA
Arizona 85258                                                   Executive Officer, Rainbow                     Software Group, Inc.
Date of Birth:  12/11/1945                                      Multimedia Group, Inc.                         (January 1999 -
                                                                (January 1999 - December                       Present); Swift
                                                                2001);                                         Transportation Co.
                                                                                                               (March 2004 -
                                                                                                               Present).

DAVID W.C. PUTNAM            Trustee         February 2002 --   President and Director,             139        Anchor International
7337 East Doubletree                         Present            F.L. Putnam Securities                         Bond Trust (December
Ranch Rd. Scottsdale,                                           Company, Inc. and its                          2000 - 2002);
Arizona 85258                                                   affiliates; President,                         Progressive Capital
Date of Birth:  10/08/1939                                      Secretary and Trustee, The                     Accumulation Trust
                                                                Principled Equity Market                       (August 1998 -
                                                                Fund. Formerly, Trustee,                       Present); Principled
                                                                Trust Realty Corp.; Anchor                     Equity Market Fund
                                                                Investment Trust; and Bow                      (November 1996 -
                                                                Ridge Mining Company.                          Present); Mercy
                                                                                                               Endowment Foundation
                                                                                                               (1995 - Present);
                                                                                                               Director, F.L.
                                                                                                               Putnam Investment
                                                                                                               Management Company
                                                                                                               (December 2001 -
                                                                                                               Present); Asian
                                                                                                               American Bank and
                                                                                                               Trust Company (June
                                                                                                               1992 - Present); and
                                                                                                               Notre Dame Health
                                                                                                               Care Center (1991 -
                                                                                                               Present); F.L.
                                                                                                               Putnam Securities
                                                                                                               Company, Inc. (June
                                                                                                               1998 - Present); and
                                                                                                               an Honorary Trustee,
                                                                                                               Mercy Hospital


                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND
                              POSITION(S)     TERM OF OFFICE                                     COMPLEX
                              HELD WITH       AND LENGTH OF      PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     OTHER DIRECTORSHIPS
  NAME, ADDRESS AND AGE       THE TRUST       TIME SERVED (1)    DURING THE PAST 5 YEARS       TRUSTEE (2)(3)     HELD BY TRUSTEE
--------------------------   -------------   -----------------  ----------------------------  ---------------  ---------------------
                                                                                                               (1973 - Present).

ROGER B. VINCENT (5)         Trustee         1994 -- Present    President, Springwell               139        Director, AmeriGas
7337 East Doubletree                                            Corporation (1989 -                            Propane, Inc. (1998
Ranch Rd. Scottsdale,                                           Present).                                      - Present).
Arizona 85258
Date of Birth:  08/26/1945

RICHARD A. WEDEMEYER         Trustee         February 2002 --   Retired. Mr. Wedemeyer was          139        Director of
7337 East Doubletree                         Present            formerly Vice President -                      Touchstone
Ranch Rd. Scottsdale,                                           Finance and                                    Consulting Group;
Arizona 85258                                                   Administration, Channel                        Jim Hensen Legacy
Date of Birth:  03/23/1936                                      Corporation (June 1996 -                       (1994 - Present).
                                                                April 2002). Trustee,
                                                                First Choice Funds (1997 -
                                                                2001); and of each of the
                                                                funds managed by ING
                                                                Investment Management Co.
                                                                LLC (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (6)(7)   Trustee         February 2002 --   Chief Executive Officer,            187        Trustee, Equitable
7337 East Doubletree                         Present            ING U.S. Financial                             Life Insurance Co.,
Ranch Rd.                                                       Services (September 2001 -                     Golden American Life
Scottsdale, Arizona 85258                                       Present); Member, ING                          Insurance Co., Life
Date of Birth:  05/05/1956                                      Americas Executive                             Insurance Company of
                                                                Committee (2001 -                              Georgia, Midwestern
                                                                Present); ING Aeltus                           United Life
                                                                Holding Company, Inc.                          Insurance Co.,
                                                                (2000 - Present), ING                          ReliaStar Life
                                                                Retail Holding Company                         Insurance Co.,
                                                                (1998 - Present), and ING                      Security Life of
                                                                Retirement Holdings, Inc.                      Denver, Security
                                                                (1997 - Present).                              Connecticut Life
                                                                Formerly, President, Chief                     Insurance Co.,
                                                                Executive Officer and                          Southland Life
                                                                Director of Northern Life                      Insurance Co., USG
                                                                Insurance Company (March                       Annuity and Life
                                                                2001 - October 2002) and                       Company, and United
                                                                President, ING Life                            Life and Annuity
                                                                Insurance & Annuity                            Insurance Co. Inc;
                                                                Company (September 1997 -                      Director, Ameribest
                                                                November 2002), and                            Life Insurance Co.;
                                                                General Manager and Chief                      Director, First
                                                                Executive Officer, ING                         Columbine Life
                                                                Worksite Division                              Insurance Co.;
                                                                (December 2000 - October                       Member of the Board;
                                                                2001).                                         Bushnell Performing
                                                                                                               Arts Center; St.
                                                                                                               Francis Hospital,;
                                                                                                               National Conference
                                                                                                               for Community
                                                                                                               Justice; and Metro
                                                                                                               Atlanta Chamber of
                                                                                                               Commerce.

JOHN G. TURNER (6)           Trustee         February 2002 -    Chairman, Hillcrest                 139        Director, Hormel
7337 East Doubletree                         Present            Capital Partners (May                          Foods Corporation;
Ranch Rd.                                                       2002-Present); Mr. Turner                      Shopko Stores, Inc.;
Scottsdale, Arizona 85258                                       was formerly Vice Chairman                     M.A. Mortenson
Date of Birth:  10/03/1939                                      of ING Americas (2000 -                        Company (March 2002
                                                                2002); Chairman and Chief                      - Present); and
                                                                Executive Officer of                           Conseco, Inc.;
                                                                ReliaStar Financial Corp.                      (September 2003 -
                                                                and ReliaStar Life                             Present).
                                                                Insurance Company (1993 -
                                                                2000); Chairman of
                                                                ReliaStar Life Insurance
                                                                Company of New York (1995
                                                                - 2001); Chairman of
                                                                Northern Life Insurance
                                                                Company (1992 - 2001);
                                                                Chairman and Trustee of
                                                                the Northstar affiliated
                                                                investment companies (1993
                                                                - 2001).

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.

(2) As of January 1, 2005.

(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; and USLICO Series Fund.

(4) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House Museum.

(5) Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs, & Co., the parent company of the Portfolio Manager of the Goldman Sachs Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account.
Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Tollkeeper(SM) Portfolio and of the Trust during this period.

(6) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Manager, Directed Services Inc.

(7) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.

     Information about the Trust's officers is set forth in the table below:

                                                                 TERM OF OFFICE AND LENGTH      PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE             POSITIONS HELD WITH THE TRUST  OF TIME SERVED (1)(2)          LAST FIVE YEARS
-------------------------------   -----------------------------  ----------------------------   ------------------------------------
JAMES M. HENNESSY                 President and Chief Executive  March 2003 - Present           President and Chief Executive
7337 East Doubletree Ranch Rd.    Officer                                                       Officer, ING Investments, LLC(3)
Scottsdale, Arizona 85258                                                                       (December 2000 - Present).
Date of Birth:  04/09/1949                                                                      Formerly, Senior Executive Vice
                                                                                                President and Chief Operating
                                                                                                Officer, ING Investments, LLC(3)
                                                                                                (April 1995 - December 2000); and
                                                                                                Executive Vice President, ING
                                                                                                Investments, LLC(3) (May 1998 -
                                                                                                June 2000).

STANLEY D. VYNER                  Executive Vice President       August 2003 - Present          Executive Vice President, ING
7337 East Doubletree Ranch Rd.                                                                  Investments, LLC(3) (July 2000 -
Scottsdale, Arizona 85258                                                                       Present) and Chief Investment Risk
Date of Birth:  05/14/1950                                                                      Officer (January 2003 - Present).
                                                                                                Formerly, Chief Investment Officer
                                                                                                of the International Portfolios,
                                                                                                ING Investments, LLC(3) (August
                                                                                                2000 - January 2003); and Chief
                                                                                                Executive Officer, ING Investments,
                                                                                                LLC(3) (August 1996 - August 2000).

MICHAEL J. ROLAND                 Executive Vice President and   March 2003 - Present           Executive Vice President, Chief
7337 East Doubletree Ranch Rd.    Chief Financial Officer                                       Financial Officer and Treasurer
Scottsdale, Arizona 85258                                                                       (December 2001 - Present) and Chief
Date of Birth:  05/30/1958                                                                      Compliance Officer (October 2004 -
                                                                                                Present), ING Investments, LLC(3).
                                                                                                Formerly, Senior Vice President,
                                                                                                ING Investments, LLC(3) (June 1998
                                                                                                - December 2001).

JOSEPH M. O'DONNELL               Chief Compliance Officer       November 2004 - Present        Chief Compliance Officer of the ING
7337 East Doubletree Ranch Rd.                                                                  Funds (November 2004 - Present).
Scottsdale, AZ 85258                                                                            Formerly, Vice President, Chief
Date of Birth:                                                                                  Legal Counsel, Chief Compliance
                                                                                                Officer and Secretary of Atlas
                                                                                                Securities, Inc., Atlas Advisers,
                                                                                                Inc. and Atlas Funds (October 2001
                                                                                                - October 1004); and Chief
                                                                                                Operating Officer and General
                                                                                                Counsel of Matthews International
                                                                                                Capital Management LLC and Vice
                                                                                                President and Secretary of Matthews
                                                                                                International Funds (August 1999 -
                                                                                                May 2001).

ROBERT S. NAKA                    Senior Vice President          January 2003 - Present         Senior Vice President and Assistant
7337 East Doubletree Ranch Rd.                                                                  Secretary, ING Funds Services,
Scottsdale, Arizona 85258                                                                       LLC(4) (October 2001 - Present).
Date of Birth:  06/17/1963                                                                      Formerly, Senior Vice President,
                                                                                                ING Funds Services, LLC(4) (August
                                                                                                1999 - October 2001).

KIMBERLY A. ANDERSON              Senior Vice President          November 2003 - Present        Senior Vice President, ING
7337 East Doubletree Ranch Rd.                                                                  Investments, LLC(3) (October 2003 -
Scottsdale, Arizona 85258                                                                       Present). Formerly, Vice President
Date of Birth:  07/25/1964                                                                      and Assistant Secretary, ING
                                                                                                Investments, LLC(3) (October 2001 -
                                                                                                October 2003); and Assistant Vice
                                                                                                President, ING Funds Services,
                                                                                                LLC(4) (November 1999 - January
                                                                                                2001).

MARY BEA WILKINSON                Vice President                 March 2003 - Present           Senior Vice President, ING Outside
7337 East Doubletree Ranch Rd.                                                                  Funds Group (2000 - present);
Scottsdale, Arizona 85258                                                                       Senior Vice President and Chief
Date of Birth:  9/18/1956                                                                       Financial Officer, First Golden
                                                                                                American Life Insurance Company of
                                                                                                New York (1997 - present);
                                                                                                President, Directed Services, Inc.
                                                                                                (1993 - 1997)

                                                                 TERM OF OFFICE AND LENGTH      PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE             POSITIONS HELD WITH THE TRUST  OF TIME SERVED (1)(2)          LAST FIVE YEARS
-------------------------------   -----------------------------  ----------------------------   ------------------------------------
ROBYN L. ICHILOV                  Vice President                 January 2003 - Present         Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                                  LLC(4) (October 2001 - Present) and
Scottsdale, Arizona 85258                                                                       ING Investments, LLC(3) (August
Date of Birth:  09/25/1967                                                                      1997 - Present).

LAUREN D. BENSINGER               Vice President                 February 2003 - Present        Vice President and Chief Compliance
7337 East Doubletree Ranch Rd.                                                                  Officer, ING Funds Distributor,
Scottsdale, Arizona 85258                                                                       LLC(5) (July 1995 - Present); Vice
Date of Birth:  02/06/1954                                                                      President (February 1996 - Present)
                                                                                                and Chief Compliance Officer
                                                                                                (October 2001 - October 2004), ING
                                                                                                Investments, LLC(3).

TODD MODIC                        Vice President                 August 2003 - Present          Vice President of Financial
7337 East Doubletree Ranch Rd.                                                                  Reporting, Fund Accounting of ING
Scottsdale, Arizona 85258                                                                       Fund Services, LLC(4) (September
Date of Birth:  11/03/1967                                                                      2002 - Present). Formerly, Director
                                                                                                of Financial Reporting, ING
                                                                                                Investments, LLC(3) (March 2001 -
                                                                                                September 2002); Director of
                                                                                                Financial Reporting, Axient
                                                                                                Communications, Inc. (May 2000 -
                                                                                                January 2001); and Director of
                                                                                                Finance, Rural/Metro Corporation
                                                                                                (March 1995 - May 2000).

MARIA M. ANDERSON                 Vice President                 September 2004 - Present       Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                                  LLC (September 2004 - Present).
Scottsdale, Arizona 85258                                                                       Formerly, Assistant Vice President,
Date of Birth:  05/29/1958                                                                      ING Funds Services, LLC(4) (October
                                                                                                2001 - Present); Manager of Fund
                                                                                                Accounting and Fund Compliance, ING
                                                                                                Investments, LLC(3) (September 1999
                                                                                                - November 2001).

HUEY P. FALGOUT, JR.              Secretary                      August 2003 - Present          Chief Counsel, ING Americas, U.S.
7337 East Doubletree Ranch Rd.                                                                  Legal Services (September 2003 -
Scottsdale, Arizona 85258                                                                       Present). Formerly, Counsel, ING
Date of Birth:  11/15/1963                                                                      U.S. Financial Services (November
                                                                                                2002 - September 2003); and
                                                                                                Associate General Counsel of AIG
                                                                                                American General (January 1999 -
                                                                                                November 2002).

SUSAN P. KINENS                   Assistant Vice President       January 2003 - Present         Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                                  Services, LLC(4) (December 2002 -
Scottsdale, Arizona 85258                                                                       Present); and has held various
Date of Birth:  12/31/1976                                                                      other positions with ING Funds
                                                                                                Services, LLC(4) for more than the
                                                                                                last five years.

KIMBERLY K. PALMER                Assistant Vice President       September 2004 - Present       Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                                  Services, LLC(4) (August 2004 -
Scottsdale, Arizona 85258                                                                       Present). Formerly, Manager,
Date of Birth: 05/04/1957                                                                       Registration Statements, ING Funds
                                                                                                Services, LLC(4) (May 2003 - August
                                                                                                2004); Associate Partner, AMVESCAP
                                                                                                PLC (October 2000 - May 2003); and
                                                                                                Director of Federal Filings and
                                                                                                Blue Sky Filings, INVESCO Funds
                                                                                                Group, Inc. (March 1994 - May
                                                                                                2003).

THERESA K. KELETY                 Assistant Secretary            August 2003 - Present          Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                                  Services (April 2003 - Present).
Scottsdale, Arizona 85258                                                                       Formerly, Senior Associate with
Date of Birth:  2/28/1963                                                                       Shearman & Sterling (February 2000
                                                                                                - April 2003); and Associate with
                                                                                                Sutherland Asbill & Brennan (1996 -
                                                                                                February 2000).

ROBIN R. NESBITT                  Assistant Secretary            September 2004 - Present       Supervisor, Board Operations, ING
7337 East Doubletree Ranch Rd.                                                                  Funds Services, LLC (4) (August
Scottsdale, Arizona 85258                                                                       2003 to Present). Formerly, Senior
Date of Birth: 09/30/73                                                                         Legal Analyst, ING Funds Services,
                                                                                                LLC (4) (August 2002 - August
                                                                                                2003); Associate,
                                                                                                PricewaterhouseCoopers (January
                                                                                                2001 - August 2001); and Paralegal,
                                                                                                McManis, Faulkner & Morgan (May
                                                                                                2000 - December 2000).

     (1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
     (2)  Unless otherwise noted, this column refers to ING Investors Trust.
     (3) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
     (4) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
     (5) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

SHARE OWNERSHIP POLICY

     In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.

     Under this Policy, the initial value of investments in mutual funds of the ING Funds and the ING Investors Trust that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS(1)

Each of the current Trustees' ownership interest in the Trust, as of December 31, 2003, is set forth below:

                                                                                        AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                        SECURITIES IN ALL REGISTERED
                                                                                        INVESTMENT COMPANIES OVERSEEN
                                  DOLLAR RANGE OF                                       BY TRUSTEE IN FAMILY OF
  NAME OF TRUSTEE                 EQUITY SECURITIES IN TRUST                            INVESTMENT COMPANIES
  ----------------------------------------------------------------------------------------------------------------------
  John V. Boyer (2)               N/A                                                   N/A
  Paul S. Doherty (3)             $50,001--$100,000                                     Over $100,000
  J. Michael Earley               Marisco Growth-- $10,001--$50,000                     $10,001-$50,000
                                  MFS Mid Cap Growth-- $10,001--$50,000
                                  Capital Guardian Small Cap-- $10,001--$$50,000
  R. Barbara Gitenstein           Janus Special Equity Portfolio-- $10,001--$50,000     Over $100,000
  Patrick W. Kenny (2)            N/A                                                   N/A
  Walter H. May                   None                                                  Over $100,000
  Thomas J. McInerney             None                                                  Over $100,000
  Jock Patton                     None                                                  Over $100,000
  David W.C. Putnam               None                                                  Over $100,000
  Blaine E. Rieke (3)             None                                                  Over $100,000
  John G. Turner                  None                                                  Over $100,000
  Roger B. Vincent                T. Rowe Price Capital Appreciation--over $100,000
                                  Liquid Assets--over $100,000
                                  Van Kampen Growth and Income--over $100,000
                                  Capital Guardian Small Cap--over $100,000
  Richard A. Wedemeyer            None                                                  Over $100,000

(1) The information in the table will be changed to reflect information as of December 31, 2004 prior to effectiveness.
(2) Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.
(3)  Retired as of December 31, 2004.

BOARD COMMITTEES

          VALUATION AND PROXY VOTING COMMITTEE. The Committee's function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available and, beginning in July 2003, oversee management's administration of proxy voting. The Valuation and Proxy Voting Committee currently consists of five (5) Independent Trustees: Jock Patton, Walter H. May, John V. Boyer, Richard A.

Wedemeyer, and R. Barbara Gitenstein. Mr. May serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Valuation and Proxy Voting Committee held four (4) meetings.

     EXECUTIVE COMMITTEE. The Board has established an Executive Committee whose function is to act for the full Board if necessary in the event that Board action is needed between regularly scheduled Board meetings. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act: John G. Turner, Walter H. May, Thomas J. McInerney and Jock Patton. Mr. Turner serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Executive Committee held three (3) meetings.

     NOMINATING COMMITTEE. The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee operates pursuant to a Charter approved by the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

     The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominations in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

     The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

     The Nominating Committee consists of four Independent Trustees: Walter H. May, Richard A Wedemeyer, R. Barbara Gitenstein and Patrick W. Kenny. Dr. Gitenstein serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Nominating Committee held two (2) meetings.

     AUDIT COMMITTEE. The Board has established an Audit Committee, composed entirely of Independent Trustees. The Audit Committee consists of Patrick W. Kenny, David W.C. Putnum, J. Michael Earley, and Roger B. Vincent. Mr. Earley serves as Chairman of the Committee. The Audit Committee reviews the financial reporting process, the Trust's systems of internal control, the audit process, and the Trust's processes for monitoring compliance with investment restrictions and applicable laws. The Audit Committee recommends to the Board the appointment of auditors for the Trust. In such capacity, it reviews audit plans, fees and other material arrangements with respect to the engagement of auditors, including non-audit services to be performed. It also reviews the qualifications of key personnel involved in the foregoing activities. During the fiscal year ended December 31, 2004, the Audit Committee held five (5) meetings.

     INVESTMENT REVIEW COMMITTEES. On February 25, 2003, the Board established two (2) Investment Review Committees: the Domestic Equity and the International Equity and Fixed Income Funds Investment Review Committees. The purpose of these committees is to provide a committee structure that can effectively provide oversight of investment activities of the mutual fund portfolios. The Domestic Equity Investment Review Committee consists of four (4) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: J. Michael Earley, David W.C. Putnam, Patrick W. Kenny, John G. Turner, and Roger
B. Vincent. Mr. Vincent serves as the Chairman of the Committee. The International Equity and Fixed Income Funds Investment Review Committee consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: John V. Boyer, R. Barbara Gitenstein, Walter
H. May, Thomas J. McInerney, Jock Patton, and Richard A. Wedemeyer. Mr. Wedemeyer serves as Chairman of the Committee.

During the fiscal year ended December 31, 2004, each Investment Review Committee (Domestic Equity and International Equity and Fixed Income Funds Committees) held four (4) meetings.

     COMPLIANCE COMMITTEE. The Board has established a Compliance Committee for the purpose of coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of three Independent Trustees: John V. Boyer, Michael Earley, and Jock Patton. Mr. Boyer serves as the Chairman of the Committee. The Compliance Committee held one (1) meeting during the fiscal year ended December 31, 2004.

     CONTRACTS COMMITTEE. The Board has a Contracts Committee whose primary function is to review all management, portfolio management, and all annually renewable agreements, as well as make recommendations to the Board regarding the continuation of existing contractual relationships. The Contracts Committee is also responsible for recommending new contracts when additional portfolios are established or there is a change in an advisory relationship. The Committee currently consists of five Independent Trustees: John V. Boyer, Walter H. May, Jock Patton, Roger Vincent, and Richard A. Wedemeyer. Mr. Vincent serves as the Chairman of the Committee. The Contracts Committee held two (2) meetings during the fiscal year ended December 31, 2004.

FREQUENCY OF BOARD MEETINGS

     The Board currently conducts regular meetings six (6) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

COMPENSATION OF TRUSTEES

     Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.

     Prior to February 26, 2002, each Independent Trustee, and any Interested Trustee that is not an interested person of ING or DSI, received (i) an annual retainer of $20,000, payable in equal quarterly installments; (ii) $5,000 per meeting for each Board meeting attended in person; (iii) $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board Meeting or for any specially called telephonic meeting; (iv) $5,000 per annum for serving as a committee chairperson, paid in equal quarterly installments;
(v) $1,250 per meeting for attendance at a regular Board meeting by telephone;
(vi) $250 per meeting for attendance of a committee meeting not held in conjunction with a regular Board meeting by telephone; and (vii) reimbursement for out-of-pocket expenses. In addition, the Lead Trustee received an additional 50% of the regular retainer of $20,000 plus 50% of the full quarterly meeting fee of $20,000 plus 50% of $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board meeting or for any specially called telephonic meeting. The pro rata share paid by each Portfolio was based on the Portfolio's average net assets as a percentage of the average net assets of all the Portfolios for which the Trustees serve in common as trustees as of the date the payment is due. None of the Trustees of the Trust was entitled to receive pension or retirement benefits during the year ended December 31, 2004.

     Prior to January 1, 2003, each Portfolio of the Trust paid each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any Committee meeting; (iv) $1,000 for attendance at any Special meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

     Effective January 1, 2003, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $40,000 per year (Messrs. May and Patton, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in-person meeting of the Board; (iii) $2,000 per attendance of a telephonic Board meeting; (iv) $2,000 per attendance of a committee meeting; (v) extra pay of $1,000 per meeting paid to committee chairmen; (vii) an extra retainer of $15,000 per year for lead directors; and (viii) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

     Effective January 1, 2005, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $45,000 per year (Messrs. May and Patton, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in-person meeting of the Board; (iii) $2,000 per attendance of a telephonic Board meeting; (iv) $3,000 per attendance of an in-person committee meeting; (v) extra pay of $1,000 per meeting paid to committee chairmen; (vii) an extra retainer of $15,000 per year for lead directors; and (viii) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

     The following table sets forth information provided by the Portfolios' investment manager regarding compensation of Trustees by the Trust (except Messrs. Boyer and Kenny) and other funds managed by DSI and its affiliates for the fiscal year ended December 31, 2004. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by DSI or its affiliates.

                                                                 AGGREGATE COMPENSATION FROM:
                          ----------------------------------------------------------------------------------------------------------
                                                                   ING MARISCO
                                               ING JPMORGAN VALUE  INTERNATIONAL                                    ING PIONEER MID
     NAME OF PERSON,        ING FMR EARNINGS     OPPORTUNITIES     OPPORTUNITIES ING MFS UTILITIES ING PIONEER FUND    CAP VALUE
       POSITION           GROWTH PORTFOLIO (1)   PORTFOLIO (1)     PORTFOLIO (1)   PORTFOLIO (1)     PORTFOLIO (1)   PORTFOLIO (1)
------------------------- -------------------- ------------------ -------------- ----------------- ---------------- ---------------
David W.C. Putnam,        $345                 $280                $260          $130              $280             $1340
Trustee

Thomas J. McInerney,       --                    --                  --            --                --                --
Trustee(2)

John V. Boyer,             --                    --                  --            --                --                --
Trustee(3)

J. Michael Earley,        $305                 $240                $210          $ 95              $240             $1230
Trustee

Patrick W. Kenny,          --                    --                  --            --                --                --
Trustee(3)

R. Barbara Gitenstein,    $350                 $280                $250          $130             $280              $1390
Trustee

Roger B. Vincent,         $370                 $295                $270          $135             $300              $1470
Trustee(4)

Paul S. Doherty,          $355                 $285                $260          $130             $285              $1420
Trustee (3)

Walter H. May,            $435                 $350                $315          $160             $350              $1740
Trustee

John G. Turner,            --                    --                  --            --                --                --
Trustee(2)

Blaine E. Rieke,          $340                 $275                $245          $125             $275              $1365
Trustee(5)

Richard A. Wedemeyer,     $370                 $295                $270          $135             $295              $1470
Trustee

Jock Patton,              $420                 $335                $300          $150             $335              $1690
Trustee

                                                                       AGGREGATE COMPENSATION FROM:
                                        --------------------------------------------------------------------------------------------
                                           PENSION OR RETIREMENT                                         TOTAL COMPENSATION
                                         BENEFITS ACCRUED AS PART     ESTIMATED ANNUAL BENEFITS    FROM REGISTRANT AND FUND COMPLEX
         NAME OF PERSON, POSITION            OF FUND EXPENSES            UPON RETIREMENT (6)           PAID TO TRUSTEES (7) (8)
     ---------------------------------- --------------------------   ---------------------------  ----------------------------------
     David W.C. Putnam, Trustee                     --                              --                     $101,000

     Thomas J. McInerney, Trustee (2)               --                              --                     N/A

     John V. Boyer, Trustee (3)                     N/A                             N/A                    $ 58,125(3)

     J. Michael Earley, Trustee                     N/A                             N/A                    $ 91,000

     Patrick W. Kenny, Trustee (3)                  N/A                             N/A                    $ 56,250(3)

     R. Barbara Gitenstein, Trustee                 N/A                             N/A                    $104,000

     Roger B. Vincent, Trustee (4)                  N/A                             N/A                    $110,000

     Paul S. Doherty, Trustee (3)                   N/A                             N/A                    $106,000

     Walter H. May, Trustee                         N/A                             N/A                    $130,000

     John G. Turner, Trustee (2)                    N/A                             N/A                    N/A

     Blaine E. Rieke, Trustee (5)                   N/A                             N/A                    $102,000

     Richard A. Wedemeyer, Trustee                  N/A                             N/A                    $110,000

     Jock Patton, Trustee                           N/A                             N/A                    $126,000

  (1) Because the Portfolios had not commenced operations as of the fiscal year ended December 31, 2004, compensation has not been paid to the Trustees on their behalf, therefore the numbers listed for those Portfolios represent estimated future compensation to the Trustees by the Trust and other funds managed by DSI and its affiliates.

(2) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of DSI, the manager and distributor to the Trust. Officers and Trustees who are interested persons of ING or the Manager do not receive any compensation from the Portfolio.

(3) Mr. Doherty resigned as a Trustee effective December 31, 2004. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios. The compensation reflected is that of the fees paid by ING Partners, Inc. for the fiscal year ended December 31, 2003.

(4) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

(5). Mr. Reike may be deemed to be an "interested person" of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co., the parent company of a Portfolio Manager to one of the Portfolios. For a period of time prior to May 1, 2003, Mr. Rieke may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Tollkeeper Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio.

(6) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(7)  Represents compensation for 113 funds as of December 31, 2004.

(8) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

OWNERSHIP OF SHARES (1)

        Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Manager or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Manager or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2003.

                                NAME OF OWNERS AND
                                 RELATIONSHIP TO                              VALUE OF   PERCENTAGE OF
       NAME OF TRUSTEE               TRUSTEE        COMPANY  TITLE OF CLASS  SECURITIES     CLASS
  --------------------------   -------------------  -------  --------------  ----------  -------------
  JOHN V. BOYER (2)                    N/A            N/A         N/A           $ 0           N/A

  PAUL S. DOHERTY (3)                  N/A            N/A         N/A           $ 0           N/A

  J. MICHAEL EARLEY                    N/A            N/A         N/A           $ 0           N/A

  R. BARBARA GITENSTEIN                N/A            N/A         N/A           $ 0           N/A

  PATRICK W. KENNY (2)                 N/A            N/A         N/A           $ 0           N/A

  WALTER H. MAY                        N/A            N/A         N/A           $ 0           N/A

  JOCK PATTON                          N/A            N/A         N/A           $ 0           N/A

  DAVID W. C. PUTNAM                   N/A            N/A         N/A           $ 0           N/A

  BLAINE E. RIEKE (3)                  N/A            N/A         N/A           $ 0           N/A

  ROGER B. VINCENT                     N/A            N/A         N/A           $ 0           N/A

  RICHARD A. WEDEMEYER                 N/A            N/A         N/A           $ 0           N/A

  (1) The information in the table will be changed to reflect information as of December 31, 2004 prior to effectiveness.
  (2)  Became a Trustee on January 1, 2005.
  (3)  Retired as of December 31, 2004.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

        Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of other shareholders.

        As of December 31, 2004, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSI or ING Groep, N.V. ("ING") or any affiliated companies of DSI or ING. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSI or ING or any affiliated companies of DSI or ING.

        Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their affiliates. As of January 7, 2005, ING USA Annuity and Life Insurance Company and ING Life Insurance and Annuity Company may each be deemed a control person of certain series of the Trust in that certain of its separate accounts hold more than 25% of the shares of these series.

     As of the date of this SAI, the Portfolios had not commenced operations, therefore no Variable Contract Owner owned a Variable Contract that entitled the owner to give voting instructions with respect to 5% or more of the shares of either of these Portfolios.

     To the knowledge of management, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Portfolio of the Trust as of January 7, 2005.

                              MANAGEMENT AGREEMENT

     Directed Services, Inc. ("DSI" or the "Manager") serves as Manager to the Portfolios pursuant to a Management Agreement (the "Management Agreement") between the Manager and the Trust. DSI's address is 1475 Dunwoody Drive, West Chester, PA 19380-1478. DSI is a New York corporation that is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), which, in turn, is a subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. DSI is registered with the SEC as an investment adviser and with the National Association of Securities Dealers as a broker-dealer. DSI has entered into an Administrative Services Sub-Contract ("Sub-Contract") with one of its affiliates, ING Funds Services, LLC ("ING Funds Services"), effective January 1, 2003, for all of the Portfolios except FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities. ING Funds Services is located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSI under the Management Agreement to the Trust on DSI's behalf. Under the Sub-Contract, ING Funds Services is compensated by DSI a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract. The Trust has entered into an Administration Agreement with ING Funds Services directly on behalf of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios. Please see the "Administration" section of this SAI for an explanation of ING Funds Services' responsibilities regarding FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios.

     The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as the investment medium for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company ("Golden American") and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA. Golden American was a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

     Pursuant to the Management Agreement, the Manager, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Portfolio Managers. These services include, but are not limited to, (i) coordinating for all Portfolios, at the Manager's expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Portfolio Managers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Manager's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Manager of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Manager of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Manager's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Management Agreement. Other responsibilities of the Manager are described in the Prospectus.

     The Trust and the Manager have received an exemptive order from the SEC that allows the Manager to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Manager remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

     The Manager shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

     In considering the Management Agreements and Portfolio Management Agreements, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.

     In connection with their deliberations relating to each Portfolio's Management Agreement and Portfolio Management Agreement, the Board, including the Independent Trustees, considered information that had been provided by DSI and the Portfolio Managers to the Portfolios that engage them throughout the year at regular Board Meetings, as well as information specifically furnished for a Board meeting held annually to specifically consider such renewals. This information included the following items: (1) FACT sheets for each Portfolio that provide information about the performance and expenses of the Portfolio and its respective peer group, as well as information about the Portfolio's investment portfolio, objectives and strategies; (2) 15(c) Methodology Guide that describes how the FACT sheets were prepared, including how benchmarks and peer groups were selected and how profitability was determined; (3) responses to questions provided by Kirkpatrick & Lockhart LLP, counsel to the Independent Trustees; (4) copies of each form of management and portfolio management agreement; (5) copies of the Form ADV for each investment manager and portfolio manager to the Portfolios; (6) financial statements for each investment manager and portfolio manager to the Portfolios; and (7) other information relevant to their evaluations.

     The Board was also provided with narrative summaries addressing key factors the Board customarily considers in evaluating the renewal of investment management and sub-advisory agreements, including an analysis for each Fund of how performance and fees compare to its selected peer group and designated benchmarks. [With respect to fees and expenses, management considers a Fund to be competitive with peers if its fees or expenses are within one standard deviation of the mean of the fees or expenses, as the case may be, of the peer group.]

     The following paragraphs outline the specific factors the Board considered in relation to renewing the Portfolios' current Management and Portfolio Management Agreements, as applicable.

          After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolios because, among other considerations, (1) the unified management fee of the Portfolios are very competitive with that of its Selected Peer Group and
(2) the expense ratio for the Portfolios are very competitive with that of their Selected Peer Groups

          Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Portfolio Manager is engaged to manage the assets of such Portfolio.

          The Management Agreement continues in effect for an initial two year period and from year to year thereafter with respect to each Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and
(ii) a majority of the Trustees who are not parties to such Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Management Agreement, dated October 24, 1997, as amended May 24, 2002, was last renewed by a majority of the Independent Trustees on September 2, 2004, and was approved by a majority of the shareholders of the Trust at a special meeting of the Trust's shareholders on July 10, 2002. The Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Manager, on 60 days' written notice by either party to the Management Agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.

     Prior to October 24, 1997, DSI served as the manager to the Trust pursuant to a Management Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as manager to the Trust pursuant to a Management Agreement dated October 1, 1993.

     As compensation for its services under the Management Agreement, the Trust pays the Manager a monthly fee (a "unified fee" for all Portfolios except FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities on behalf of which the Trust pays the Manager and the Administrator separately) in arrears and expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:

PORTFOLIO                                                                     RATE
ING FMR(SM) Earnings Growth Portfolio                                0.62% on first $500 million;
                                                                     0.57% on next $250 million;
                                                                     0.52% on assets over $750 million

ING JPMorgan Value Opportunities Portfolio                           0.40% on all assets

ING Marisco International Opportunities Portfolio                    0.540% on all assets

ING MFS Utilities Portfolio                                          0.60% on all assets

ING Pioneer Fund Portfolio                                           0.75% on first $500 million
                                                                     0.70% on next $500 million
                                                                     0.65% thereafter

PORTFOLIO                                                                     RATE
ING Pioneer Mid Cap Value Portfolio                                  0.75% on first $500 million
                                                                     0.70% on next $500 million
                                                                     0.65% thereafter

     The Portfolios had not commenced operations as of December 31, 2004, therefore no fees were paid to the Manager under the Management Agreement for the fiscal years ended December 31, 2004, 2003, and 2002.

PORTFOLIO MANAGERS

     The Manager has engaged the services of certain portfolio managers ("Portfolio Managers") to provide portfolio management services to the Portfolios. The Trust, DSI and each Portfolio Manager have entered into Portfolio Management Agreements, which were approved by the Trustees of the Trust and by shareholders of those Portfolios of the Trust that are managed by affiliated Portfolio Managers of the Manager.

     Pursuant to separate Portfolio Management Agreements, the Manager (and not the Trust) pays each Portfolio Manager for its services a monthly fee in arrears expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:

PORTFOLIO MANAGER                         PORTFOLIO                                   PORTFOLIO MANAGEMENT FEE
----------------------------------------  -----------------------------------------   --------------------------------------------
Fidelity Management & Research Company    ING FMR(SM) Earnings Growth Portfolio (1)   0.50% on the first $250 million;
                                                                                      0.40% on the next $500 million; and
                                                                                      0.35% on assets over $750 million

J.P. Morgan Investment Management Inc.    ING JPMorgan Value Opportunities            0.40% on the first $50 million;
                                          Portfolio (1)                               0.30% on the next $50 million; and
                                                                                      0.25% on assets over $100 million

Marsico Capital Management, LLC           ING Marsico International Opportunities     0.45% on the first $500 million;
                                          Portfolio (1)                               0.40% on the next $1 billion; and
                                                                                      0.35% on assets over $1.5 billion

Massachusetts Financial Services Company  ING MFS Utilities Portfolio (1) (2)         0.35% on the first $500 million;
                                                                                      0.30% on the next $1 billion; and
                                                                                      0.25% on assets over $1.5 billion

Pioneer Investment Management, Inc.       ING Pioneer Fund Portfolio (1)              0.40% on first $500 million;
                                                                                      0.35% on next $500 million; and
                                          ING Pioneer Mid Cap Value Portfolio (1)     0.30% on assets over $1 billion.

     (1) The Portfolios had not commenced operations as of the date of this SAI.

     (2) Assets will be aggregated with the assets of ING MFS Mid Cap Growth, ING MFS Total Return, and ING MFS Utilities Portfolios, and ING MFS Capital Opportunities Portfolio, in calculating the Portfolio Manager's fee at the above-stated rate.

     Because the Portfolio had not commenced operations as of the date of this SAI, the Manager did not pay any fees to the Portfolio Manager for the fiscal years ended December 31, 2004.

EXPENSE LIMITATION AGREEMENT

     The Manager has entered into an expense limitation agreement with the Portfolios listed below pursuant to which the Manager has agreed to waive or limit its fees. In connection with this agreement, the Manager will assume other expenses so that the total annual ordinary operating expenses of the Portfolios listed below (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Manager) do not exceed the limits set forth below of the Portfolio's average daily net assets, subject to possible recoupment by the Manager within three years.

                         PORTFOLIO                           SERVICE 2   CLASS I   CLASS S
      ----------------------------------------------------   ---------   -------   -------
      ING FMR(SM) Earnings Growth Portfolio                    1.15%      0.75%     1.00%

      ING JPMorgan Value Opportunities Portfolio               0.93%      0.53%     0.78%

      ING Marsico International Opportunities Portfolio        1.08%      0.68%     0.93%

      ING MFS Utilities Portfolio                              1.20%      0.80%     1.05%

      ING Pioneer Fund Portfolio                               1.15%      0.75%     1.00%

      ING Pioneer Mid Cap Value Portfolio                      1.15%      0.75%     1.00%

          The expense limitation agreement provides that the expense limitation shall continue until May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Manager provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days' prior written notice to the Manager at its principal place of business.

ADMINISTRATION

          ING Funds Services ("Administrator") serves as Administrator for FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios pursuant to the administration agreement with the Trust. Its principal place of business is 7337 Doubletree Ranch Road, Scottsdale Arizona. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios, except for those services performed by the Manager under the Management Agreement, the Portfolio Managers under the respective portfolio management agreements, if applicable, the custodian for the FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement and such other service providers as may be retained by FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios from time to time. The Administrator acts as a liaison among these service providers to FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios. ING Funds Services also furnishes FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The

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Administrator is also responsible for ensuring that FMR(SM) Earnings Growth,
JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios operate in compliance with applicable legal requirements.

     The administration agreement with ING Funds Services may be cancelled by the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days' written notice to the Trust.

     During periods when FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios invest directly in investment securities, each pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. The Administrator is a wholly owned subsidiary of ING Groep, N.V. and the immediate parent company of the Manager.

     The Administrator did not receive any fees on behalf of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities and MFS Utilities Portfolios because these Portfolios had not commenced operations as of the fiscal year ended December 31, 2004.

DISTRIBUTION OF TRUST SHARES

     DSI serves as the Portfolio's Distributor and Principal Underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI also serves as Manager to the Trust and therefore is an affiliate to the Trust.

     The Trustees have classified shares of each of the Portfolios into three classes: Institutional Class ("Class I") shares; Service Class ("Class S") shares; and Service 2 Class ("Service 2") shares. Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, the Class I, Class S and Service 2 shares have the features described below:

     The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

     The Class S shares are not subject to an initial sales charge, contingent deferred sales charge or Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

SHAREHOLDER SERVICING AGREEMENT

     Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (the "Shareholder Servicing Agreement") on behalf of the Class S shares of the Trust. Under the Shareholder Services Agreement, DSI (the "Shareholder Services Agent") has agreed to provide certain services including, but not limited to, the following:

     Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolios, proxy statements, annual

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

reports, updated prospectuses and other communications to shareholders of the Portfolios; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolios; and provide such other related services as the Portfolios or a shareholder may request. The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.

     In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Servicing Agreement, the Shareholder Servicing Agent receives from each 12b-1 Portfolio's Class S shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio's shares.

     Because the Portfolios had not commenced operations as of December 31, 2004, payments have not been made under the Distribution Plan and Shareholder Services Agreement.

     In addition to paying fees under the Plan and Shareholder Service Plan discussed above, DSI, out of its own resources, may pay additional compensation to affiliated and non-affiliated insurance companies that offer variable life and variable annuity contracts ("variable contracts") for which the Portfolios serve as underlying investment options, based upon an annual percentage of the average net assets held in the Portfolios by those companies. DSI may pay this compensation for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive, or other payments may be made as an incentive, for insurance companies to make the Portfolios available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios. These additional payments are not disclosed in a Portfolio's Expense Table in the Prospectus. DSI does not receive any separate fees from the Portfolios for making these payments.

     More particularly, DSI may enter into participation or service agreements with insurance companies under which it makes payments for administrative and other services provided to contract holders who have selected a Portfolio as an investment option under their variable contract or to qualified plan participants, if the Portfolio sells to qualified plans. DSI has entered into participation or service arrangements with two affiliated insurance companies, ING Life Insurance and Security Life of Denver Insurance Company, and Southland Life Insurance Company, under which it pays these insurers fees at an annual rate of up to 25 basis points, computed based on assets attributable to contract holders with interests in the Portfolios through these insurers, for administrative services provided to the Portfolios.

     The insurance companies through which investors hold shares of the Portfolios also may pay fees in connection with distribution of variable contracts and for services provided to contract owners and/or qualified plan participants. None of the Portfolios, the Manager, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments.

     The Distributor also may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. Payment arrangements are generally structured in one of three ways: (1) as a percentage of net assets; (2) as a fixed dollar amount; or (3) as a percentage of gross sales. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% of the value of the Portfolio's shares sold by the dealer during a particular period, and (2) 0.20% per annum of the value of the Portfolio's shares held by the dealer's customers.

CODE OF ETHICS

     The Portfolios, the Manager, the Portfolio Managers and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally

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

required to pre-clear all security transactions with the Portfolios' Compliance Officer or his or her designee and to report all transactions on a regular basis. The Portfolio Managers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES

     The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

     In addition, the Portfolios post their complete portfolio holdings schedule on ING's website (www.ingfunds.com) a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The complete portfolio holdings schedule is as of the preceding quarter-end (e.g.. the Portfolios will post the quarter-ending June 30 holdings on August 1).

     The Portfolios also compile a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of the month. The Top Ten holdings information is as of the last day of the previous month.

     Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual reports, or view them on ING's website, the Portfolios' complete portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

     Other than in regulatory filings or on ING's website, the Portfolios may provide their complete portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Specifically, the Portfolios' disclosure of their portfolio holdings may include disclosure:

     -  To the Portfolios' auditors for use in providing audit opinions;

     - To financial printers for the purpose of preparing the Portfolios' regulatory filings;

     -  For the purpose of due diligence regarding a merger or acquisition;

     - To a new adviser or Portfolio Manager prior to the commencement of its management of the Portfolios;

     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's;

     - To consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Portfolios;

     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or

     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios' shareholders.

     In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of the Portfolios' shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' Manager, Portfolio Manager, principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the

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

Portfolios' sub-administrator (or administrator, as the case may be) to implement the Board's policies and direct administrator to document the expected benefit to shareholders. Among other considerations, the sub-administrator (or administrator, as the case may be) is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Portfolio's shareholders. Similarly, the sub-administrator (or administrator, as the case may be) is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Manager, Portfolio Manager, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolio's sub-administrator (or administrator, as the case may be) to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' sub-administrator (or administrator, as the case may be) reports quarterly to the Board regarding the implementation of the Policies.

     The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' full portfolio holdings:

                                                                                     TIME LAG BETWEEN
                                                                                   DATE OF INFORMATION
                                                                                         AND DATE
                                                                                       INFORMATION
       PARTY                        PURPOSE                  FREQUENCY                   RELEASED
-------------------------    ------------------------    ------------------    ----------------------------
Morningstar, Inc.            Fund Rating & Ranking       Monthly               None

Lipper                       Fund Rating & Ranking       Monthly               None

Thomson Financial            Fund Rating & Ranking       Monthly               None

Standard & Poor's            Fund Rating & Ranking       Monthly               30-45 days

Institutional Shareholder    Proxy Voting & Class        Daily                 None
Services, Inc.               Action Services

Charles River Development    Compliance                  Daily                 None


     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the Manager, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES

     The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Manager the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Manager, the Board has also approved the Manager's proxy voting procedures,

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

which require the Manager to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of the Manager, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS

     Investment decisions for each Portfolio are made by the Portfolio Manager of each Portfolio. Each Portfolio Manager has investment advisory clients other than the Portfolio. A particular security may be bought or sold by a Portfolio Manager for clients even though it could have been bought or sold for other clients at the same time. In the event that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner deemed fair and reasonable by the Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Portfolio Manager, and the results of such allocations, are subject to periodic review by the Trust's Manager and Board. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

     The Portfolio Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts for a Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the Portfolio Manager will attempt to obtain the best execution for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, confidentiality, including trade anonymity, the quality of the service, the difficulty of execution and operational facilities of the firms involved, capital commitment, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on U.S. stock exchanges for the account of the Trust, the Portfolio Manager may pay higher commission rates than the lowest available when the Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Portfolio Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. There is generally no stated commission in the case of fixed income securities, which are generally traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Portfolio Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Portfolio Manager, commissions for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Manager or the Portfolio Manager may also take into account the quality of the research and related services that can be provided

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

by a broker-dealer, provided that the Manager or Portfolio Managers make a good faith determination that the brokerage commissions paid by the Portfolio are reasonable in light of research and other products and services the broker-dealer provides.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers that execute portfolio transactions for the clients of the manager. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, the Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Portfolio Manager places the Portfolio's portfolio transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and the Manager or Portfolio Manager does not bear the expense of these services of provided by a broker-dealer that executes trades for a Portfolio, and the management fee paid to the Manager or portfolio management fee paid to a Portfolio Manager is not reduced because of the receipt of research services received in this fashion. The Portfolio Manager may also receive research or research credits from brokers that are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. Some of these services may be of value to the Portfolio Manager and its affiliates in advising its various clients (including the Portfolio), although not all of these research services received by the Manager or the Portfolio Manager will necessarily be useful and of value in managing a Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by the Manager or a Portfolio Manager for the execution of securities transactions for a Portfolio.

     Portfolio transactions may be executed by brokers affiliated with the ING Groep N.V. or the Manager or Portfolio Manager, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

     Because the Portfolios had not commenced operations as of December 31, 2004, no commissions were paid with respect to portfolio transactions paid to certain brokers because of research services.

     As noted above, the Portfolio Manager may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Portfolio Manager with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Portfolio Manager, and the Portfolio Manager without incurring additional costs. These arrangements may not fall within the safe harbor of
Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Portfolio Managers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

     On occasions when a Portfolio Manager deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or sub-adviser), the Portfolio Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Portfolio Manager in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     A Portfolio Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Portfolio Manager where, in the judgment of the Portfolio Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

     Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Manager or a Portfolio Manager or, if it is also a broker-dealer, the Portfolio Manager may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Portfolio Manager, and if there is in effect a written contract between the Portfolio Manager and the Trust expressly permitting the affiliated broker-dealer or Portfolio Manager to receive and retain such compensation. The Portfolio Management Agreements provide that each Portfolio Manager may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

     SEC rules further require that commissions paid to such an affiliated broker-dealer or Portfolio Manager by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of Directed Services, Inc., Manager to ING Investors Trust as of March 31, 2005: ING Baring Financial Products, ING Baring Grupo Financiero (Mexico) S.A. de C.V, ING Baring Holding Nederland B.V., ING Baring Holdings Limited, ING Baring Investment (Eurasia) ZAO, ING Baring Operational Services (Taiwan) Limited, ING Baring Securities (France ) S.A., ING Baring Securities (Hong Kong) Ltd., ING Baring Securities (Hungary) Rt., ING Baring Securities (India) Pvt. Ltd., ING Baring Securities (Japan) Limited, ING Baring Securities (Overseas) Ltd., ING Baring Securities (Philippines) Inc., ING Baring Securities (Poland) Holding B.V.ING Baring Securities (Romania) S.A., ING Baring Securities (Singapore) Pte Ltd, ING Baring Securities (Slovakia), o.c.p.a.s., ING Baring Securities (Taiwan) Limited
(SICE), ING Baring Securities (Thailand) Limited, ING Baring Securities Argentina S.A., ING Baring Securities Holdings Limited, ING Baring Securities Management Services (Hong Kong) Ltd, ING Baring Securities Pakistan (Private) Limited, ING Baring Securities Services Limited, ING Baring Sociedad de Bolsa (Argentina), S.A., ING Baring South Africa Limited, ING Barings Corp., ING Barings Deutschland (GmbH), ING Barings Ecuador Casa de Valores S.A., ING Barings Southern Africa (proprietary) Limited, ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

     Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

     DSI may request that Portfolio Managers use their best efforts (subject to obtaining best execution of each transaction) to allocate up to 25% of a Portfolio's equity security transactions to broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit of the Portfolios, and not DSI.

     Because the Portfolios had not commenced operations as of December 31, 2004, no brokerage commissions, and affiliated brokerage commissions were paid.

     Fidelity Capital Markets is an affiliate of Fidelity Management & Research Company, the former Portfolio Manager for UBS U.S. Allocation and the Portfolio Manager for FMR(SM) Earnings Growth.

     The Manager, DSI, is an affiliate of ING Investors Trust.

     Because the portfolios had not commenced operations as of December 31, 2004, no Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.

                               PORTFOLIO TURNOVER

     A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.

                                 NET ASSET VALUE

          As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

          Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and therefore assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See the "Net Asset Value" section in the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

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     Securities and assets for which market quotations are not readily available
(which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

          The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

          If a significant event which is likely to impact the value of one of more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its NAV. The Board has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event or if the closing value is deemed unreliable, be determined as of the time a Portfolio calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. A research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV, and there can be no assurance that these analyses and/or models will accurately gauge the effect of subsequent events on closing price of a foreign security. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations or the closing values are determined in good faith to be more accurate. Unless an event has occurred which constitutes a significant event under procedures adopted by the Board or unless closing prices are otherwise deemed unreliable, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV per share.

          Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

          The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE on each date that the NYSE is open for business.

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          The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

          In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

          Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

     Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

          YIELD = 2 [((a-b)/cd + 1)^(TO THE POWER OF 6) - 1]

where,

          a = dividends and interest earned during the period,

          b = expenses accrued for the period (net of reimbursements),

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

          d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T) ^(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     Because the Portfolios had not commenced operations as of December 31, 2004, performance returns are not available.

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     Each Portfolio may be categorized as to its market capitalization make-up
("large cap," "mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

          Beta is a historical measure of a portfolio's market risk; a Beta of
1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

          Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P Mid Cap 400 Index, the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers U.S. Government/Credit Bond Index, the Lehman Brothers Aggregate Bond Index, Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the MSCI EAFE Index, the MSCI All Country World Free Index, the MSCI Emerging Markets Free Index, the MSCI World Index, the Russell Midcap Index, the Russell Midcap Growth Index, the Russell 1000 Index, the Russell 1000 Growth, the Russell 1000 Value, the Russell 2000 Index, the Russell 3000 Index, the Wilshire Real Estate Securities Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

          Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

          In addition, reports and promotional literature may contain information concerning the Manager, the Portfolio Managers, or affiliates of the Trust, the Manager, or the Portfolio Managers, including (i) performance rankings of other mutual funds managed by a Portfolio Manager, or the individuals employed by a Portfolio Manager who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Manager to the Trust, including information related to the selection and monitoring of the Portfolio Managers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

          In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable

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performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES

          Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolios' Manager and its affiliates. Shares will generally not be offered to other investors.

          Each Portfolio intends to qualify, and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

          Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

          The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was

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the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract's proportionate share of the assets of the separate account. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

          If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

     Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

     Foreign Investments -- Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     The Portfolios may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

     Real Estate Investment Trusts -- The Portfolios may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a

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regulated investment company, such as the Portfolios, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION

CAPITALIZATION

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 46 investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. All of the Portfolios discussed in this SAI are diversified with the exception of MFS Utilities.

     On May 1, 2003, the Trust's name because the ING Investors Trust. Prior to that date on January 31, 1992, the name of the Trust was changed to The GCG Trust from The Specialty Managers Trust.

VOTING RIGHTS

     Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

     Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested

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in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES

     Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

     If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

     Shares of each Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

     Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

     If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

EXCHANGES

     Shares of the same class of any one Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

     The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in Liquid Assets or any successor to such Portfolio.

CUSTODIAN

     The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for all Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP, located at 99 High Street Boston, MA 02110 has been appointed as the Trust's independent registered public accounting firm. KPMG audits the financial statements of the Trust and provides other audit, tax, and related services.

LEGAL COUNSEL

     Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

     This SAI and the accompanying Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

     The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

     Financial statements for the Portfolios for the period ended June 30, 2004 will be available on or about August 31, 2005 and may be obtained without charge by contacting the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, (800)-992-0180.

                     APPENDIX A: DESCRIPTION OF BOND RATINGS

          Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

          Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

          Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

          Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

          AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

          S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

        DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND
                                  INSTRUMENTS:

          Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

          MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

          MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

          PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

          PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

                DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

                                INVESTMENT GRADE

          AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

          BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

          D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

          PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND
                         SHORT-TERM DEMAND OBLIGATIONS:

          SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

          SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

       DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT
                                COMMERCIAL PAPER:

          An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

               APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES

                                    ING FUNDS

                                   ----------

                     PROXY VOTING PROCEDURES AND GUIDELINES

                                   ----------

I.       INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.      VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.     DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.      APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.       VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

         A.       Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

         B.       Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                  In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

                  2.       NON-VOTES:  Votes in Which No Action is Taken

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

                  3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

                  If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

                  If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment
                  Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                  4.       Referrals to a Fund's Valuation and Proxy Voting
                           Committee

                  A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                  The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.      CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.     REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES

                                   ----------

I.       INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES

         A.       Proxy Coordinator

         The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

         Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

         Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

         B.       Agent

         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

         The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation and Proxy Voting Committee ("Committee").

         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

         Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

         C.       Proxy Group

         The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

         A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

         A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

         For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment
         Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

         If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

         If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

         D.       Investment Professionals

         The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.     VOTING PROCEDURES

         A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

         B.       Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

         C.       Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

                  1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                  In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

                  2.       NON-VOTES: Votes in Which No Action is Taken

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

                  3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

                  4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.      ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

         A.       Assessment of the Agent

                  The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

                  Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

         B.       Conflicts of Interest

                  The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

                  In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

                  For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

                  The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.       REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

        NAME                                              TITLE OR AFFILIATION
Stanley D. Vyner                      Chief Investment Risk Officer and Executive Vice President of ING
                                      Investments, LLC

Karla J. Bos                          Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                                      Funds Services, LLC

Maria Anderson                        Vice President of Fund Compliance, ING Funds Services, LLC

Michael J. Roland                     Executive Vice President and Chief Financial Officer of ING Investments,
                                      LLC; Vice President, ING Life Insurance
                                      and Annuity Company; and Assistant
                                      Secretary, Directed Services, Inc.

Todd Modic                            Vice President of Financial Reporting - Fund Accounting of ING Funds
                                      Services, LLC

Theresa K. Kelety, Esq.               Counsel, ING Americas US Legal Services

Effective as of April 21, 2004

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                                   ----------

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

                                   ----------

I.       INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.      GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.       THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Consider nominees who sit on more than six public company boards on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     (2)  Only if the director's legal expenses would be covered.

2.       PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.       AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.       PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.       TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.       MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
     - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
     -   If the dissidents agree, the policy remains in place.
     - If the dissidents do not agree, the confidential voting policy is waived.
Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.       CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.

     - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
     - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
     - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.
Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.       EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.

Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

         AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

         Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
         Section 162(m) of OBRA.

         AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

         Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

         AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

         Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
         Section 162(m) should be evaluated on a CASE-BY-CASE basis.

         APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

         Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive

Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.       STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.      MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.      MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.      GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:
     -   the opening of the shareholder meeting

     -   that the meeting has been convened under local regulatory requirements
     -   the presence of quorum
     -   the agenda for the shareholder meeting
     -   the election of the chair of the meeting
     -   the appointment of shareholders to co-sign the minutes of the meeting
     -   regulatory filings (E.G., to effect approved share issuances)
     - the designation of inspector or shareholder representative(s) of minutes of meeting
     - the designation of two shareholders to approve and sign minutes of meeting
     -   the allowance of questions
     -   the publication of minutes
     -   the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS

With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS

Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES

Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
     -   it is editorial in nature;
     -   shareholder rights are protected;
     -   there is negligible or positive impact on shareholder value;
     -   management provides adequate reasons for the amendments; or
     -   the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
     - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.
     - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING INVESTORS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2005

             INSTITUTIONAL CLASS, SERVICE CLASS, AND SERVICE 2 CLASS
                            (FORMERLY, ADVISER CLASS)



ING AIM Mid Cap Growth Portfolio                                 ING Marsico Growth Portfolio
ING Alliance Mid Cap Growth Portfolio                            ING Marsico International Opportunities Portfolio
ING Capital Guardian U.S. Equities Portfolio (formerly, ING      ING Mercury Focus Value Portfolio
    Capital Guardian Large Cap Value Portfolio)
ING Capital Guardian Managed Global Portfolio                    ING Mercury Large Cap Growth Portfolio (formerly, ING Mercury
                                                                     Fundamental Growth Portfolio)
ING Capital Guardian Small/Mid Cap Portfolio (formerly, ING      ING MFS Mid Cap Growth Portfolio
    Capital Guardian Small Cap Portfolio)
ING Eagle Asset Capital Appreciation Portfolio (formerly, ING    ING MFS Total Return Portfolio
    Eagle Asset Value Equity Portfolio)
ING Evergreen Health Sciences Portfolio                          ING MFS Utilities Portfolio
ING Evergreen Omega Portfolio                                    ING Oppenheimer Main Street Portfolio(R) (formerly, ING MFS
                                                                     Research Portfolio)
ING FMR(SM) Diversified Mid Cap Portfolio                        ING PIMCO Core Bond Portfolio
ING FMR(SM) Earnings Growth Portfolio                            ING PIMCO High Yield Portfolio
ING Goldman Sachs Tollkeeper(SM) Portfolio* (formerly, ING       ING Pioneer Fund Portfolio
    Goldman Sachs Internet Tollkeeper Portfolio)
ING Hard Assets Portfolio                                        ING Pioneer Mid Cap Value Portfolio
ING International Portfolio                                      ING Salomon Brothers All Cap Portfolio
ING Janus Contrarian Portfolio (formerly, ING Janus Special      ING Salomon Brothers Investors Portfolio
    Equity Portfolio)
ING Jennison Equity Opportunities Portfolio                      ING Stock Index Portfolio
ING JPMorgan Emerging Markets Equity Portfolio (formerly, ING    ING T. Rowe Price Capital Appreciation Portfolio
    Developing World Portfolio)
ING JPMorgan Small Cap Equity Portfolio                          ING T. Rowe Price Equity Income Portfolio
ING JPMorgan Value Opportunities Portfolio                       ING UBS U.S. Balanced Portfolio
ING Julius Baer Foreign Portfolio                                ING Van Kampen Equity Growth Portfolio
ING Legg Mason Value Portfolio (formerly, ING Janus Growth and   ING Van Kampen Global Franchise Portfolio
    Income Portfolio)
ING Limited Maturity Bond Portfolio                              ING Van Kampen Growth and Income Portfolio
ING Liquid Assets Portfolio                                      ING Van Kampen Real Estate Portfolio



        This Statement of Additional Information ("SAI") pertains to the Institutional Class ("Class I"), Service Class ("Class S") and the Service 2 Class ("Service 2") shares of the Portfolios listed above (each, a "Portfolio" and collectively, the "Portfolios"), each of which is a separate series of ING Investors Trust ("Trust"). This SAI is not a Prospectus. A Prospectus for the Portfolios that provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios' principal underwriter, Directed Services, Inc. This SAI should be read in conjunction with the Prospectuses dated May 1, 2005 for the Class I, Class S, and Service 2 Class shares (the "Prospectuses"). This SAI is incorporated by reference in its entirety into the Prospectuses. In addition, the Financial Statements for certain Portfolios and the independent registered public accounting firm's report thereon, included in such Portfolios' Annual Reports, are incorporated by reference in this SAI.

        The Trust also offers Adviser Class shares. The information in this SAI expands on information contained in the Prospectuses. The Prospectuses and the Annual Report can be obtained without charge by contacting the Trust at the phone number or address below.


                               ING INVESTORS TRUST

                         7337 East Doubletree Ranch Road

                              Scottsdale, AZ 85258
                                  800-366-0066


*Goldman Sachs Tollkeeper(SM) is a service mark of Goldman, Sachs & Co.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                TABLE OF CONTENTS


INTRODUCTION                                                                   1
HISTORY OF THE TRUST                                                           1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                            3
INVESTMENT RESTRICTIONS                                                       44
   FUNDAMENTAL INVESTMENT RESTRICTIONS                                        44
   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS                                    59
   NON-FUNDAMENTAL INVESTMENT POLICIES                                        68
MANANGEMENT OF THE TRUST                                                      71
MANAGEMENT AGREEMENT                                                          89
PORTFOLIO MANAGERS                                                           107
EXPENSE LIMITATION AGREEMENT                                                 114
ADMINISTRATION                                                               114
DISTRIBUTION OF TRUST SHARES                                                 115
   Distribution Plan                                                         116
   Shareholder Servicing Agreement                                           117
CODE OF ETHICS                                                               127
DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES                           127
     Party                                                                   128
PROXY VOTING PROCEDURES                                                      129
PORTFOLIO TRANSACTIONS AND BROKERAGE                                         129
   Investment Decisions                                                      129
   Brokerage and Research Services                                           129
PORTFOLIO TURNOVER                                                           136
NET ASSET VALUE                                                              137
PERFORMANCE INFORMATION                                                      138
TAXES                                                                        145
OTHER INFORMATION                                                            148
   Capitalization                                                            148
   Voting Rights                                                             148
   Purchase of Shares                                                        148
   Redemption of Shares                                                      149
   Exchanges                                                                 149
   CUSTODIAN                                                                 149
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                             150
   Legal Counsel                                                             150
   Registration Statement                                                    150
   Financial Statements                                                      150
APPENDIX A: DESCRIPTION OF BOND RATINGS                                      151
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES                           154

                                  INTRODUCTION

    This SAI is designed to elaborate upon information contained in the Prospectuses for the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectus or this SAI that the Investment Adviser or Manager ("Manager") or portfolio manager ("Portfolio Manager" or "Portfolio Managers") reasonably believes is compatible with the investment objectives and policies of that Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given them in the Prospectuses.


                              HISTORY OF THE TRUST

    The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 51 investment portfolios. The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions (individually, a "Portfolio" and collectively, the "Portfolios"). This SAI pertains to the following Portfolios:



 ING AIM Mid Cap Growth Portfolio ("AIM Mid Cap                  ING Marsico Growth Portfolio ("Marsico Growth")
     Growth")
ING Alliance Mid Cap Growth Portfolio ("Alliance Mid Cap         ING Marsico International Opportunities Portfolio("Marsico
     Growth")                                                         International Opportunities")
ING Capital Guardian U.S. Equities Portfolio ("Capital           ING Mercury Focus Value Portfolio ("Mercury Focus Value")
     Guardian U.S. Equities")
ING Capital Guardian Managed Global Portfolio ("Capital          ING Mercury Large Cap Growth Portfolio ("Mercury Large Cap
     Guardian Managed Global")                                        Growth")
ING Capital Guardian Small/Mid Cap Portfolio ("Capital           ING MFS Mid Cap Growth Portfolio ("MFS Mid Cap Growth")
     Guardian Small/Mid Cap")
ING Eagle Asset Capital Appreciation Portfolio ("Eagle Asset     ING MFS Total Return Portfolio ("MFS Total Return")
     Capital Appreciation")
ING Evergreen Health Sciences Portfolio ("Evergreen Health       ING MFS Utilities Portfolio ("MFS Utilities")
     Sciences")
ING Evergreen Omega Portfolio ("Evergreen Omega")                ING Oppenheimer Main Street Portfolio(R) ("Oppenheimer Main
                                                                      Street")
ING FMR(SM) Diversified Mid Cap Portfolio ("FMR(SM) Diversified  ING PIMCO Core Bond Portfolio ("PIMCO Core Bond")
     Mid Cap")
ING FMR(SM) Earnings Growth Portfolio ("FMR(SM) Earnings         ING PIMCO High Yield Portfolio ("PIMCO High Yield")
     Growth")
ING Goldman Sachs Tollkeeper(SM) Portfolio ("Goldman Sachs       ING Pioneer Fund Portfolio ("Pioneer Fund")
     Tollkeeper")
ING Hard Assets Portfolio ("Hard Assets")                        ING Pioneer Mid Cap Value Portfolio ("Pioneer Mid Cap Value")
ING International Portfolio ("International")                    ING Salomon Brothers All Cap Portfolio ("Salomon Brothers
                                                                      All Cap")
ING Janus Contrarian Portfolio ("Janus Contrarian")              ING Salomon Brothers Investors Portfolio ("Salomon Brother
                                                                      Investors")
ING Jennison Equity Opportunities Portfolio ("Jennison Equity    ING Stock Index Portfolio ("Stock Index")
     Opportunities")
ING JPMorgan Emerging Markets Equity Portfolio ("JPMorgan        ING T. Rowe Price Capital Appreciation Portfolio ("T. Rowe
     Emerging Markets Equity")                                        Price Capital Appreciation")
ING JPMorgan Small Cap Equity Portfolio ("JPMorgan Small Cap     ING T. Rowe Price Equity Income Portfolio ("T. Rowe Price
     Equity")                                                         Equity Income")

ING JPMorgan Value Opportunities Portfolio ("JPMorgan Value      ING UBS U.S. Balanced Portfolio ("UBS U.S. Balanced")
     Opportunities")
ING Julius Baer Foreign Portfolio ("Julius Baer Foreign")        ING Van Kampen Equity Growth Portfolio ("Van Kampen Equity
                                                                      Growth")
ING Legg Mason Value Portfolio ("Legg Mason Value")              ING Van Kampen Global Franchise Portfolio ("Van Kampen
                                                                      Global Franchise")
ING Limited Maturity Bond Portfolio ("Limited Maturity Bond")    ING Van Kampen Growth and Income Portfolio ("Van Kampen
                                                                      Growth and Income")
ING Liquid Assets Portfolio ("Liquid Assets")                    ING Van Kampen Real Estate Portfolio ("Van Kampen Real
                                                                      Estate")



    PIMCO High Yield does not offer Class I shares. Stock Index does not offer Class S and Service 2 shares. Shares of the ING American Funds Growth Portfolio, ING American Funds International Portfolio, ING American Funds Growth-Income Portfolio, ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, and ING LifeStyle Aggressive Growth Portfolio are not offered through this SAI. The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies, and restrictions.

        Effective May 1, 2003, the name of the Trust changed to ING Investors Trust. On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that date, the name of the Trust was The Specialty Managers Trust.

        Each of Evergreen Health Sciences, Hard Assets, Janus Contrarian, MFS Utilities, Salomon Brothers All Cap, Van Kampen Global Franchise and Van Kampen Real Estate Portfolios is a "non-diversified company," as such term is defined for purposes of the Investment Company Act of 1940 ("1940 Act"). Each of the Trust's other Portfolios is a "diversified company" within the meaning of that term under the 1940 Act. The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer. When compared with a diversified company, a non-diversified company may invest a greater portion of its assets in a particular issuer, and, therefore, has a greater exposure to the risk of poor earnings or losses by an issuer.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES


FIXED INCOME INVESTMENTS
U.S. GOVERNMENT SECURITIES


        U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.


        Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities only when the Adviser or Portfolio Manager is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

        Certain Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

MUNICIPAL SECURITIES

        International, Limited Maturity Bond, PIMCO Core Bond, and PIMCO High Yield may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issue at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

        INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

    International may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

        MUNICIPAL LEASE OBLIGATIONS

    International may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. International may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

    International will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Manager or Portfolio Manager to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Manager or Portfolio Manager deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

    Goldman Sachs Tollkeeper(SM), Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, and PIMCO High Yield may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs").

    PIMCO Core Bond and PIMCO High Yield may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

    The custodial receipts and trust certificates in which Goldman Sachs Tollkeeper(SM), PIMCO Core Bond, and PIMCO High Yield may invest, and the custodial receipts in which PIMCO High Yield may invest, may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

        Although under the terms of a custodial receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if a Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.


        Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.


CORPORATE DEBT SECURITIES

    Certain Portfolios may invest in corporate debt securities, as stated in the Portfolios' investment objectives and policies in the relevant Prospectus or in this SAI. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Corporation ("Standard & Poor's" or "S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by Standard & Poor's or Moody's, of equivalent quality as determined by the Portfolio Manager.


    The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

    New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or liquid assets equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

    Moody's or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio's Manager.


HIGH YIELD BONDS


    "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

    Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

    High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

    The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

    There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.


PARTICIPATION ON CREDITORS COMMITTEES

    PIMCO High Yield may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Portfolio will participate on such committees only when the

Portfolio Manager believes that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

BRADY BONDS

    "Brady Bonds" are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

    Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

    Certain Portfolios may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attending investment in foreign securities.

    Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. A Portfolio will not invest in fixed-time deposits
(1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

    Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

    Certain of the Portfolios invest only in bank and S&L obligations as specified in that Portfolio's investment policies. Other Portfolios will not invest in obligations issued by a commercial bank or S&L unless:

        (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated;

        (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and

        (iii) in the case of a foreign bank, the security is, in the determination of the Portfolio Manager, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

    Capital Guardian Managed Global will not invest in obligations issued by a U.S. or foreign commercial bank or S&L unless:

        (i) the bank or S&L has total assets of at least $10 billion (U.S.), or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard & Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated; and

        (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the SAIF, as the case may be.

        SAVINGS ASSOCIATION OBLIGATIONS

    International may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.


COMMERCIAL PAPER

    Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

    All of the Portfolios may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.


    Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Portfolio Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Portfolio Manager believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

MORTGAGE-BACKED SECURITIES


    The Portfolios may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. See, "U.S. Government Securities."

    Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.


COMMERCIAL MORTGAGE-BACKED SECURITIES


    Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or-asset backed securities.


        STRIPPED MORTGAGE-BACKED SECURITIES

    Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.


    SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to

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maturity on an IO class is extremely sensitive to the rate of principal payments
(including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.


    Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs")


    A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

    CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

    In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.


FOREIGN MORTGAGE-RELATED SECURITIES

    Certain Portfolios (including AIM Mid Cap Growth, International, JPMorgan Small Cap Equity, Julius Baer Foreign, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, PIMCO High Yield, Salomon Brothers All Cap, Salomon Brothers Investors, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and UBS U.S. Balanced) may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

AGENCY MORTGAGE SECURITIES


    The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

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    GNMA Certificates

    Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.


    Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

    Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.


    FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS


    Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.


    FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan banks. FHLMC issues Participation Certificates ("PCs") which represent interests in

                                       11
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conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

    PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

    Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.


    These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.


    SUBORDINATED MORTGAGE SECURITIES


    Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

    The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

    In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

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    Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

    Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

    A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

    A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

    A Portfolio Manager will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Portfolio Manager has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Portfolio Manager, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Portfolio Manager will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.


    Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.


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    A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.


    The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.


    Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

    The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.


    ASSET-BACKED SECURITIES


    Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

    Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.


    Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of

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the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.


    Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.


    Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

COLLATERALIZED DEBT OBLIGATIONS

    PIMCO Core Bond and PIMCO High Yield may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

    For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

    The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

    LOAN PARTICIPATIONS

    PIMCO Core Bond, PIMCO High Yield, Stock Index, and UBS U.S. Balanced may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a

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part lender. The participation interests in which the Portfolios intend to invest may not be rated by any nationally recognized rating service.

    When purchasing loan participations, the Portfolios assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness a Portfolio has direct recourse against a borrower, the Portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.


    Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If a Portfolio invests in loan participations with poor credit quality, the Portfolio bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

    Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price.


    DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

    PIMCO Core Bond, PIMCO High Yield, and Stock Index may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Portfolio Manager in accordance with procedures established by the Board of Trustees ("Board"), in an amount sufficient to meet such commitments. PIMCO Core Bond, PIMCO High Yield, and Stock Index may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. A Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets.

ZERO-COUPON AND PAY-IN-KIND BONDS


    Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

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    The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy a Portfolio's distribution obligations.


EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

    Certain Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS


    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS


        "Event-linked bonds" are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.


GUARANTEED INVESTMENT CONTRACTS

    Certain Portfolios, including International, may invest in guaranteed investment contracts ("GICs") which are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit portfolio of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit Portfolio. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed the allowable limit for illiquid

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securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

CREDIT-LINKED NOTES

    Certain Portfolios, including International, may invest in credit-linked notes ("CLNs" or "CLN") which are generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for any Portfolio in accordance to the Portfolio's investment objective, including the Liquid Asset Portfolio. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolio cannot assure that it can implement a successful strategy regarding this type of investments.

TRUST-PREFERRED SECURITIES

    Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and are treated by the Portfolio as debt investment. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution's common stock. Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated. The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

    In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.


    In identifying the risks associated with trust-preferred securities, the Manager or Portfolio Manager will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than issuing the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.


EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES


    Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.

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

    Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Portfolio, the Portfolio Manager will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK


    Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.


CONVERTIBLE SECURITIES

    A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.


    Certain Portfolios may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.


WARRANTS

    Certain Portfolios may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

    Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

    Certain Portfolios may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.


DERIVATIVES


    Certain Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment. The Portfolio's transactions in derivative instruments may include:

      - the purchase and writing of options on securities (including index options) and options on foreign currencies;

      - the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

      - entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

    The success of transactions in derivative instruments depends on the Portfolio Manager's judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Portfolio Manager incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

    Certain Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Portfolio Manager's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio's investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

        GENERAL DESCRIPTION OF FUTURES CONTRACTS

    A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.


    INTEREST RATE FUTURES CONTRACTS


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

    An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

    A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable a Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which a Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

    A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Portfolio would be substantially offset by the ability of a Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.


    OPTIONS ON FUTURES CONTRACTS


    A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by a Portfolio.


    A Portfolio may use options on futures contracts in connection with hedging strategies. Julius Baer Foreign may invest up to 25% of its total net assets in futures, options, and swaps for hedging and non-hedging purposes. Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

    STOCK INDEX FUTURES CONTRACTS


    A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

    To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to a Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

        (1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

             (a)  forego possible price appreciation,

             (b) create a situation in which the securities would be difficult to repurchase, or

             (c)  create substantial brokerage commissions;

        (2) when a liquidation of a Portfolio has commenced or is contemplated, but there is, in a Portfolio Manager's determination, a substantial risk of a major price decline before liquidation can be completed; or

        (3)  to close out stock index futures purchase transactions.

    Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

        (1) if a Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Portfolio Manager to be fair value based upon the price of the stock at the time it qualified for inclusion in a Portfolio, or

        (2)  to close out stock index futures sales transactions.


    Each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, with the exception of Julius Baer Foreign, which may invest in futures contracts and futures options for both hedging and non-hedging purposes. For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Portfolio's securities or the price of the securities, which a Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.


    If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

    A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between a Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

    A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by a Portfolio.

    Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, a Portfolio realizes a capital gain, or if it is more, a Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Portfolio realizes a capital gain, or if it is less, a Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.


    INVESTMENT IN GOLD AND OTHER PRECIOUS METALS

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    Some Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Portfolio (with the exception of Hard Assets) intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income. AIM Mid Cap Growth and Julius Baer Foreign may invest up to 5% of its assets in gold and other precious metals.

    Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

    Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

    GOLD FUTURES CONTRACTS


    A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When a Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when a Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. A Portfolio will not engage in these contracts for speculation or for achieving leverage. A Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.


    LIMITATIONS


    When purchasing a futures contract, a Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by a Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

    When writing a call option on a futures contract, a Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.


    Julius Baer Foreign is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA and, therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

    In addition, the UBS U.S. Balanced and the FMR(SM) Diversified Mid Cap will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of a

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Portfolio's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, a Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by a Portfolio would exceed 5% of a Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.


OPTIONS ON SECURITIES AND SECURITIES INDEXES


    PURCHASING OPTIONS ON SECURITIES


    An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, a Portfolio would continue to receive interest income on such security.

    A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities a Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

    A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

    The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

    There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities

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exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

    Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.


    WRITING COVERED CALL AND SECURED PUT OPTIONS


    In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

    In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.


    Except the UBS U.S. Balanced Portfolio and FMR(SM) Diversified Mid Cap, a Portfolio may write a call or put option only if the option is "covered" or "secured" by a Portfolio holding a position in the underlying securities. This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a Portfolio may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if a Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. A Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

    OPTIONS ON SECURITIES INDEXES


    A Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, a Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or a Portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.


    OVER-THE-COUNTER OPTIONS


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    Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.


    The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). Except as provided below, each Portfolio intends to write over-the-counter options only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if a Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

    GENERAL


    The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

    The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of a Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in a Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

    A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

    There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio's transactions in futures may protect a Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude a Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in a Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that a Portfolio's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

    There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading

                                       26
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day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and a Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

    Most Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

    The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

SWAPS

    Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.


    The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on a Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.


    The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

    For purposes of applying a Portfolio's investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap sold by a Portfolio (I.E., where a Portfolio is selling credit default protection), however, a Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

    CREDIT DEFAULT SWAPS

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


    PIMCO Core Bond, PIMCO High Yield, and Stock Index Portfolios may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.


    A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.

VARIABLE AND FLOATING RATE SECURITIES


    Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.


    Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS

    Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on illiquid securities.

STRUCTURED SECURITIES

    Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES

    Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

    Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.


    The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.


HYBRID INSTRUMENTS

    Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

    Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

    The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and

                                       29
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demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

    Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

    Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

    Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet a Portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which a Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.


    The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio. Accordingly, each Portfolio, except for Janus Contrarian, Marsico Growth, Marsico International Opportunities, and Legg Mason Value will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that a Portfolio's investment in Hybrid Instruments will account for more than 10% of a Portfolio's return (positive or negative).


DOLLAR ROLL TRANSACTIONS

    Certain Portfolios seeking a high level of current income may enter into dollar rolls or "covered rolls" in which a Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, a Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Portfolio may or may not take delivery of the securities a Portfolio has contracted to purchase.

    A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by a Portfolio. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to a Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

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    All Portfolios may purchase securities on a when-issued, delayed delivery or forward commitment basis if a Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns.
Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio's other assets. Although a Portfolio would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, a Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if a Portfolio Manager deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

FOREIGN SECURITIES


    Certain Portfolios may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts") that are described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.

    Each Portfolio (except JPMorgan Emerging Markets Equity, Hard Assets, Janus Contrarian, Legg Mason Value, Marsico Growth, and Marsico International Opportunities) may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country. PIMCO Core Bond and PIMCO High Yield may not have more than 10% of its total assets invested in securities of issuers located in emerging market companies. In addition, Hard Assets may invest up to 35% of its net assets in securities of issuers located in South Africa. A Portfolio's investments in U.S. issuers are not subject to the foreign country diversification guidelines.


    Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

    Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

    There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

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    Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investment.

    Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS


    Certain Portfolios, including Evergreen Omega and International, authorized to invest in securities of foreign issuers may invest assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.


DEPOSITARY RECEIPTS

    ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

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    EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.


FOREIGN CURRENCY TRANSACTIONS

    Since certain Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.


    FORWARD CURRENCY CONTRACTS


    Certain Portfolios may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.


    A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.


    A Portfolio may enter into forward foreign currency contracts in two circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

    Second, when the Portfolio Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

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    None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.


    It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

    If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

OPTIONS ON FOREIGN CURRENCIES

    A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

    A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.

    In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

    A Portfolio uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

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    As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

CURRENCY MANAGEMENT

    A Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Portfolio Manager attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

EXCHANGE RATE-RELATED SECURITIES

    Certain of the Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

    Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

SOVEREIGN DEBT

    Certain Portfolios may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities. PIMCO Core Bond may invest in such securities rated B, subject to a maximum of 10% in securities rated Ba and B.

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    Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

    Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which a Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. A Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.


    The issuers of the government debt securities in which a Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, a Portfolio may have few or no effective legal remedies for collecting on such debt.


OTHER INVESTMENT PRACTICES AND RISKS

REPURCHASE AGREEMENTS

    All Portfolios may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.


    The Portfolio Manager monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Portfolio Manager, in accordance with procedures established by the Board, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

    A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

    A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of

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the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.


REVERSE REPURCHASE AGREEMENTS


    A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A Portfolio typically will segregate assets determined to be liquid by the Portfolio Manager to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. The Goldman Sachs Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not invest in reverse repurchase agreements.


OTHER INVESTMENT COMPANIES


        An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies' fees and expenses.

    T. Rowe Price Equity Income and T. Rowe Price Capital Appreciation may, however, invest in shares of the T. Rowe Price Reserve Investment and Government Reserve Investment Funds; Janus Contrarian, may invest in shares of Janus' Money Market Funds and FMR(SM) Diversified Mid Cap may invest in shares of Fidelity Money Market Funds, each pursuant to the receipt of an SEC exemptive order. Other Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act. International Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.

    EXCHANGE-TRADED FUNDS ("ETFS")

    An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a Portfolio invests in ETF's, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.

        STANDARD & POOR'S DEPOSITARY RECEIPTS

    Each of AIM Mid Cap Growth, Eagle Asset Capital Appreciation, Goldman Sachs Tollkeeper(SM), Janus Contrarian, Jennison Equity Opportunities, Legg Mason Value, Marsico Growth, Marsico International Opportunities, may, consistent with its investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the

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handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.

        iSHARES MSCI INDEX SHARES

    AIM Mid Cap Growth, International, Janus Contrarian, Jennison Equity Opportunities, JPMorgan Emerging Markets Equity, Goldman Sachs Tollkeeper(SM), Legg Mason Value, Marsico Growth, Marsico International Opportunities may also invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS")). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, the Portfolio could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").

    HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRs")

    HOLDRs are trust-issued receipts that represent a Portfolio's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Portfolio's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.


SHORT SALES


    A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Portfolio Manager believes that a decline in the price of a particular security or group of securities is likely. Evergreen Omega, Goldman Sachs Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not engage in short sales.


    The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX

    A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

ILLIQUID SECURITIES


    Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Portfolio Manager might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between a Portfolio's decision to dispose of these securities and the time when a Portfolio is able to

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dispose of them, during which time the value of the securities could decline.
Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.


RESTRICTED SECURITIES


    Each Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Board, based upon information and recommendations provided by the Portfolio Manager, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board has adopted guidelines and has delegated to the Portfolio Manager the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. The Portfolio may not be able to sell these securities when the Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.


BORROWING

    Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

    Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio's borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.

LENDING PORTFOLIO SECURITIES


    For the purpose of realizing additional income, certain Portfolios may make secured loans of portfolio securities. PIMCO High Yield and Stock Index may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five business day's notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Portfolio Manager, the consideration to be earned from such loans would justify the risk.

REAL ESTATE INVESTMENT TRUSTS ("REITs")


        REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.


    RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY


    Although a Portfolio that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

            -   possible declines in the value of real estate;

            -   adverse general or local economic conditions;

            -   possible lack of availability of mortgage funds;

            -   overbuilding;

            -   extended vacancies of properties;

            -   increases in competition, property taxes and operating expenses;

            -   changes in zoning or applicable tax law;

            - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

            -   casualty or condemnation losses;

            - uninsured damages from floods, earthquakes or other natural disasters;

            -   limitations on and variations in rents; and

            -   unfavorable changes in interest rates.

    In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES

    The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

SMALL COMPANIES

    Certain of the Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Portfolio Manager would otherwise have sold the security. It is possible that the Portfolio Manager or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.


UNSEASONED COMPANIES

    Certain Portfolios, including AIM Mid Cap Growth, Capital Guardian Managed Global, Capital Guardian Small/Mid Cap, Capital Guardian U.S. Equities, FMR(SM) Diversified Mid Cap, Goldman Sachs Tollkeeper(SM), Janus Contrarian, Jennison Equity Opportunities, JPMorgan Small Cap Equity, Legg Mason Value, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, and PIMCO High Yield may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.


STRATEGIC TRANSACTIONS


    Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this SAI, certain of the Portfolios may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").


    Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions

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successfully will depend on the Portfolio Manager's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

SPECIAL SITUATIONS

    A special situation arises when, in the opinion of the Portfolio Manager, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INTERNET AND INTERNET-RELATED COMPANIES

    Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

    RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY


    Investors should carefully consider the risks of companies in the Internet industry and related industries when making an investment decision. The value of the Fund's shares will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 recently have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of firm and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.

FOREIGN CURRENCY WARRANTS

    Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

    Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES


    Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.


PERFORMANCE INDEXED PAPER


    Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

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TEMPORARY DEFENSIVE INVESTMENTS


    For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. PIMCO Core Bond and PIMCO High Yield may hold an unlimited amount of such investments consistent with its objectives. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.


    Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this Statement of Information will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

SEGREGATION OF ASSETS

    As discussed above, when a Portfolio invests in certain securities or engages in certain transactions (e.g., derivatives, when issued securities, delayed delivery transactions), it will segregate assets on its books or those of its Custodian. Segregated assets will include cash or other liquid securities and high quality debt instruments, in amounts equal to the amount of its commitment, which are marked to market daily.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS


    The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of Evergreen Health Sciences, Evergreen Omega, FMR(SM) Earnings Growth, Goldman Sachs Tollkeeper(SM), JPMorgan Small Cap Equity, JPMorgan Value Opportunities, Julius Baer Foreign, Legg Mason Value, Marsico International Opportunities, MFS Utilities, PIMCO High Yield, Pioneer Fund, Pioneer Mid Cap Value, and Stock Index Portfolios are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a portfolio.

FOR AIM MID CAP GROWTH, CAPITAL GUARDIAN SMALL/MID CAP, CAPITAL GUARDIAN MANAGED GLOBAL, EAGLE ASSET CAPITAL APPRECIATION, HARD ASSETS, JENNISON EQUITY OPPORTUNITIES, LIMITED MATURITY BOND, LIQUID ASSETS, T. ROWE PRICE CAPITAL APPRECIATION, T. ROWE PRICE EQUITY INCOME, VAN KAMPEN REAL ESTATE, AND VAN KAMPEN GROWTH AND INCOME:

    A Portfolio may not:

        1. Invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that this restriction does not apply to Van Kampen Real Estate or Hard Assets;

        2. Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, except that restriction does not apply to Van Kampen Real Estate or Hard Assets;

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        3.   Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto),
             (b) with respect to Liquid Assets, to securities or obligations issued by U.S. banks, (c) with respect to Capital Guardian Managed Global, to securities issued or guaranteed by foreign governments or any political subdivisions thereof, authorities, agencies, or instrumentalities (or repurchase agreements with respect thereto); and (d) to the Van Kampen Real Estate, which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, or to the Hard Assets, which will normally invest more than 25% of its total assets in the group of industries engaged in hard assets activities, provided that such concentration for these two Portfolios is permitted under tax law requirements for regulated investment companies that are investment vehicles for variable contracts;

        4. Purchase or sell real estate, except that a Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

        5. Purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and except that Hard Assets may, consistent with its investment objective and subject to the restrictions described in the Prospectus and in the SAI, purchase securities on margin;

        6. Lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies:

             a. invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

             b.   enter into repurchase agreements; and

             c. lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board;

        7. Issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with that Portfolio's borrowing policies, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

        8. Act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under the federal securities laws;

        9. With respect to the T. Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Hard Assets, Van Kampen Real Estate, and Liquid Assets, make short sales of securities, except short sales against the box, and except that this restriction shall not apply to the Hard Assets, which may engage in short sales within the limitations described in the SAI;

        10. Borrow money or pledge, mortgage, or hypothecate its assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency contracts as described in the Prospectus and in the

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             SAI. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of a Portfolio's assets);

        11. With respect to the T, Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Hard Assets, Van Kampen Real Estate, and Liquid Assets, invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio Manager are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio, or, for the Van Kampen Growth and Income, Eagle Asset Capital Appreciation, AIM Mid Cap Growth, Jennison Equity Opportunities, Capital Capital Guardian Small/Mid Cap and Capital Guardian Managed Global, more than 15% of the total assets of the Portfolio (taken at market value at the time of such investment), would be invested in such securities;

        12. Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except:

             a. any Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts;

             b. the T. Rowe Price Equity Income and AIM Mid Cap Growth may engage in futures contracts on gold; and

             c. this restriction shall not apply to the Capital Guardian Managed Global and the Hard Assets

        13. With respect to all Portfolios except the Capital Guardian Managed Global, invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that any Portfolio may engage in transactions in options, futures contracts, and options on futures.

FOR ALLIANCE MID CAP GROWTH:

    The Portfolio may not:

        1. Issue any class of securities which is senior to the Portfolio shares of beneficial interest, except that the Portfolio may borrow money to the extent contemplated by Restriction 3 below;

        2. Purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose);

        3. Borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

        4. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

        5. As to 75% of the Portfolio total assets, purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) more than 5% of the Portfolio total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio total assets (taken at current value) would be invested in a single industry;

        6. Invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of the Portfolio Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; and

        7. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans.

FOR CAPITAL GUARDIAN U.S. EQUITIES:

    The Portfolio may not:

        1. Issue senior securities, except to the extent that the borrowing of money in accordance with restriction (2) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.);

        2. Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry;

        3. Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions;

        4. Borrow money, except that the portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions;

        5. Underwrite securities of other issuers except insofar as the Portfolio may be considered an underwriter under the 1933 Act in selling portfolio securities;

        6. Purchase or sell real estate, except that the Portfolio may invest in securities issued by companies which invest in real estate or interests therein and may invest in mortgages and mortgage-backed securities; and

        7. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

FOR EVERGREEN HEALTH SCIENCES:

The Portfolio may not:

        1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

        2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

        3. Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

        4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

        5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

        6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

        7. Make any investment that is inconsistent with its classification as a non-diversified investment company as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

        8. "Concentrate" its investments in a particular industry, except that the Portfolio may invest more than 25% of its assets in securities issued by companies principally engaged in the healthcare industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

FOR EVERGREEN OMEGA:

The Portfolio may not:

        1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

        2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

        3. Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

        4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

        5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

        6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

        7. Shall be a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

        8. Concentrate its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing:
             (a) this limitation will not apply to a Portfolio's investments in:
             (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause
             (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and
             (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In addition, for the Evergreen Health Sciences and Evergreen Omega Portfolios, if the Portfolio's holdings of illiquid securities exceeds 15% because of changes in the value of a Portfolio's investments, a Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, a Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

FOR FMR(SM) DIVERSIFIED MID CAP, JANUS CONTRARIAN, LEGG MASON VALUE, AND UBS U.S. BALANCED:


    A Portfolio may not:

        1.   With respect to 75% of each Portfolio's (except Legg Mason
             Value) total assets (50% of the Janus Contrarian's total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

        2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

        3. Borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

        4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

        5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

        6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

        7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

        8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

For FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Pioneer Fund, and Pioneer Mid Cap Value:

     A Portfolio may not:

        1. With respect to 75% of the Portfolio's (except MFS Utilities) total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

        2. Concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to a Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. Government, its agencies or instrumentalities), except for MFS Utilities which may concentrate its investment in companies in the utilities sector;

        3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

        4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

        5. Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Portfolio for its portfolio, a Portfolio may be deemed to be an underwriter under applicable law;

        6. Purchase or sell real estate, except that a Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or
             (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

        7.   Issue any senior security (as defined in the 1940 Act), except that
             (i) a Portfolio may enter into commitments to purchase securities in accordance with a Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and
             (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

        8. Purchase physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

FOR GOLDMAN SACHS TOLLKEEPER(SM), INTERNATIONAL, JPMORGAN SMALL CAP EQUITY, JULIUS BAER FOREIGN, MERCURY FOCUS VALUE, MERCURY LARGE CAP GROWTH, VAN KAMPEN GLOBAL FRANCHISE, VAN KAMPEN EQUITY GROWTH, AND:


    A Portfolio may not:


        1. With respect to 75% of each Portfolio's total assets (50% of the Van Kampen Global Franchise and JPMorgan Small Cap Equity total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

        2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

        3. Borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. In addition, the Goldman Sachs Tollkeeper(SM), Van Kampen Global Franchise, and Van Kampen Equity Growth may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, purchase securities on margin to the extent permitted by applicable law, and engage in transactions in mortgage dollar rolls which are accounted for as financings.

        4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

        5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

        6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

        7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

        8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

FOR JPMORGAN EMERGING MARKETS EQUITY:

    The Portfolio may not:

        1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

        2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan;

        3. (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Portfolio that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Portfolio may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets;

        4. Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions;

        5. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities);

        6. Buy or sell real estate or commodities or commodity contracts; however, the Portfolio, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information;

        7. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets;

        8. Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

        9. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions; and

        10. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Portfolio's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

FOR MARSICO GROWTH:

    The Portfolio may not:

    1. Purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by the Portfolio investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere this Statement;

    2. Purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

    3. Make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement (the short sale restriction is non-fundamental);

    4. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

    5. Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

    6. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

    7. Borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Portfolio total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

    8. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

    9. Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

    10. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

    11. Own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer; and

    12. Purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.

FOR MFS TOTAL RETURN, MFS MID CAP GROWTH, OPPENHEIMER MAIN STREET AND PIMCO CORE BOND:


    A Portfolio may not:

    1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer; provided that this restriction shall not apply to MFS Mid Cap Growth ;

    2. invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);


    3. borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings), except PIMCO Core Bond may also borrow to enhance income;


    4. make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;


    5. purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) The MFS Mid Cap Growth, Oppenheimer Main Street and MFS Total Return reserve the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The MFS Mid Cap Growth, Oppenheimer Main Street and MFS Total Return will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts);

    6. underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;


    7. purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real

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        estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and


    9. issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the Investment Company Act of 1940 or by order of the SEC.

FOR PIMCO HIGH YIELD:

The Portfolio may not:

    1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of value of the Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer:

    2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

    3. Invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

    4. Borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings);

    5. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of the debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

    6. Purchase or sell any commodity contract, except that the Portfolio may purchase and sell futures based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.);

    7. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

    8. Purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in real estate industry and participation interests.

FOR SALOMON BROTHERS ALL CAP:

    The Portfolio may not:

        1. Hold more than 25% of the value of its total assets in the securities of any single company or in the securities of companies in any one industry. As to 50% of the value of its total assets, the Portfolio's investment in any one security, other than United States Government obligations, will not exceed 5% of the value of its total assets and as to this 50%, the Portfolio will not invest in more than 15% of the outstanding voting securities of any one issuer;

        2. Borrow money or pledge or mortgage its assets, except as described under "Description of Securities and Investment Techniques" and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

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

        3. Underwrite securities, except in instances where the Portfolio has acquired portfolio securities which it may not be free to sell publicly without registration under the 1933 Act ("restricted securities"); in such registrations, the Portfolio may technically be deemed an "underwriter" for purposes of the 1933 Act. No more than 10% of the value of Portfolio's total assets may be invested in illiquid securities;

        4. Make loans other than through (a) the lending of its portfolio securities in accordance with the procedures described under "Description of Securities and Investment Techniques -- Lending of Portfolio Securities" in this SAI, or (b) entering into repurchase agreements in an amount up to an aggregate of 25% of its total assets, but this restriction shall not prevent the Portfolio from buying a portion of an issue of bonds, debentures or other obligations which are liquid, or from investing up to an aggregate of 10% (including investments in other types of illiquid securities) of the value of its total assets in portions of issues of bonds, debentures or other obligations of a type privately placed with financial institutions and which are illiquid;

        5. Invest more than 10% of the value of the Portfolio's total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities which are not readily marketable;

        6. Invest in companies for the purpose of exercising control or management. (The Portfolio may on occasion be considered part of a control group of a portfolio company by reason of the size or manner of its investment, in which event the securities of such portfolio company held by the Portfolio may not be publicly saleable unless registered under the Securities Act of 1933 or pursuant to an available exemption thereunder.);

        7. Purchase securities on margin (except for such short-term credits as are necessary for the clearance of transactions and except that the Portfolio may make deposits in connection with transactions in options on securities) or make short sales of securities (except for sales "against the box", i.e., when a security identical to one owned by the Portfolio, or which the Portfolio has the right to acquire without payment of additional consideration, is borrowed and sold short);

        8. Purchase or sell real estate, interests in real estate, interests in real estate investment trusts, or commodities or commodity contracts; however, the Portfolio (a) may purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933 and are readily marketable and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies;

        9. Purchase more than 3% of the stock of another investment company, or purchase stock of other investment companies equal to more than 5% of the Portfolio's net assets in the case of any one other investment company and 10% of such net assets in the case of all other investment companies in the aggregate. Any such purchase will be made only in the open market where no profit to a sponsor or dealer results from the purchase, except for the customary broker's commission. This restriction shall not apply to investment company securities received or acquired by the Portfolio pursuant to a merger or plan of reorganization. (The return on such investments will be reduced by the operating expenses, including investment advisory and administrative fees of such investment Portfolios and will be further reduced by the Portfolio's expenses, including management fees; that is, there will be a layering of certain fees and expenses.);

        10. Purchase or hold securities of an issuer if one or more persons affiliated with the Portfolio or with Smith Barney Asset Management owns beneficially more than 1/2 of 1% of the securities of that issuer and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of the securities of such issuer;

        11. Buy portfolio securities from, or sell portfolio securities to, any of the Portfolio's officers, directors or employees of its investment manager or distributor, or any of their officers or directors, as principals;

        12. Purchase or sell warrants; however, the Portfolio may invest in debt or other securities which have warrants attached (not to exceed 10% of the value of the Portfolio's total assets). Covered options with respect to no more than 10% in value of the Portfolio's total assets will be outstanding at any one time;

        13. Invest in interest in oil, gas or other mineral exploration or development programs, or

        14.  Issue senior securities except as may be permitted by the 1940 Act.

FOR SALOMON BROTHERS INVESTORS:


    The Portfolio may not:


        1. Purchase any securities of another issuer (other than the United States of America) if upon said purchase more than 5% of its net assets would consist of securities of such issuer, or purchase more than 15% of any class of securities of such issuer;

        2.   Borrow money, except (i) in order to meet redemption requests or
             (ii) as a temporary measure for extraordinary or emergency purposes and, in the case of both (i) and (ii), only from banks and only in an aggregate amount not to exceed 5% of its total assets taken at cost or value, whichever is less, or mortgage or pledge any of its assets and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

        3. Lend its funds or other assets to any other person other than through the purchase of liquid debt securities pursuant to the Portfolio's investment policies, except that (a) the Portfolio may lend its portfolio securities in an amount up to 33 1/3% of its total assets, provided that the borrower may not be affiliated, directly or indirectly, with the Portfolio and (b) the Portfolio may enter into repurchase agreements in an amount up to an aggregate of 25% of its total assets;

        4. Invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Portfolio to be so invested;

        5. Purchase any securities on margin (except that the Portfolio may make deposits in connection with transactions in options on securities), make any so-called "short" sales of securities or participate in any joint or joint and several trading accounts;

        6.   Act as underwriter of securities of other issuers;

        7. Purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary broker's commission, results from such purchase (but the aggregate of such investments shall not be in excess of 10% of the net assets of the Portfolio), or except when such purchase is part of a plan of merger or consolidation;

        8. Buy securities from, or sell securities to, any of its officers, directors, employees, investment manager or distributor, as principals;

        9. Purchase or retain any securities of an issuer if one or more persons affiliated with the Portfolio owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer and such affiliated persons so owning 1/2 of 1% together own beneficially more than 5% of such securities;

        10. Purchase real estate (not including investments in securities issued by real estate investment trusts) or commodities or commodity contracts, provided that the Portfolio may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency transactions and buy, sell and write options on currencies;

        11.  Issue senior securities except as may be permitted by the 1940 Act.

FOR STOCK INDEX:


The Portfolio may not:


        1. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

        2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

        3. Borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

        4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

        5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

        6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

        7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

        8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

        For all the Portfolios, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).

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NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

    The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

FOR AIM MID CAP GROWTH, CAPITAL GUARDIAN SMALL/MID CAP, AND VAN KAMPEN GROWTH AND INCOME: A Portfolio may not:

    1. Make short sales of securities, except short sales against the box (this restriction shall not apply to the AIM Mid Cap Growth, and Capital Guardian Small/Mid Cap, which may make short sales within the limitations described in the Prospectus and elsewhere in this SAI).

    2. Invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio Manager are illiquid if, as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

FOR ALLIANCE MID CAP GROWTH:

The Portfolio may not:

1. Invest in warrants (other than warrants acquired by the Portfolio as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Portfolio net assets, provided that not more than 2% of the Portfolio net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

2. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions;

3. Purchase securities restricted as to resale if, as a result, (i) more than 10% of the Portfolio total assets would be invested in such securities, or
    (ii) more than 5% of the Portfolio total assets (excluding any securities eligible for resale under Rule 144A under the Securities Act of 1933) would be invested in such securities;

4. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and
    (c) above;

5. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition;

6.  Invest in real estate limited partnerships;

7. Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

8. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.);

9.  Make investments for the purpose of exercising control or management;

                                       59
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10. Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the common stocks of companies that invest in or sponsor such programs;

11. Acquire more than 10% of the voting securities of any issuer;

12. Invest more than 15%, in the aggregate, of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation and securities restricted as to resale (including any securities eligible for resale under Rule 144A under the Securities Act of 1933); or

13. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, if, as a result, the aggregate amount of premiums paid or received by the Portfolio in respect of any such transactions then outstanding would exceed 5% of its total assets.

FOR CAPITAL GUARDIAN U.S. EQUITIES:

The Portfolio may not:

1. Lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

2. Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

3. Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

4. Sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin.

5. Write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

6.  Purchase securities for the purpose of exercising control or management;

7. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

    For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities,
    (b) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies; and

8.  Pledge, hypothecate, mortgage or transfer (except as provided in restriction
    (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio's total assets and then only to secure borrowings permitted by restrictions
    (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

                                       60
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    If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.

FOR CAPITAL GUARDIAN MANAGED GLOBAL:

The Portfolio may not:

    Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or futures contracts on currencies), except that the Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and in options on such futures contracts.

FOR JPMORGAN EMERGING MARKETS EQUITY:

The Portfolio may not:

1. Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Portfolio;

2. Invest in any issuer for purposes of exercising control or management of the issuer;

3. Except as described in the Prospectus and this SAI, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

             a.   such options are written by other persons, and

             b. the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Portfolio's total assets;

4. Except as described in the Prospectus and this SAI, engage in short sales of securities; and

5. Purchase more than 10% of the outstanding voting securities of any one issuer.

    If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

FOR EAGLE ASSET CAPITAL APPRECIATION:

A Portfolio may not:

    Make short sales of securities, except short sales against the box (this restriction shall not apply to the AIM Mid Cap Growth, and Capital Capital Guardian Small/Mid Cap, which may make short sales within the limitations described in the Prospectus and elsewhere in this SAI).

FOR FMR(SM) DIVERSIFIED MID CAP, JANUS CONTRARIAN, LEGG MASON VALUE, AND UBS U.S. BALANCED:

1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) by engaging in reverse

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    repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation
    (3)).

4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

    With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

    Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

    For purposes of normally investing at least 80% of the FMR(SM) Diversified Mid Cap's assets in securities of companies of medium market capitalizations, the Portfolio Manager intends to measure the capitalization range of the S&P MidCap 400 Index no less frequently than once a month.

FOR FMR(SM) EARNINGS GROWTH:

    1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

    2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin,

    3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

    4. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For purposes of the Portfolio's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

    5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in

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        connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments).

    6. The Portfolio does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.

FOR GOLDMAN SACHS TOLLKEEPER(SM):

The Portfolio may not:

1.  invest for the purpose of exercising control or management;

2.  sell property or securities short, except short sales against the box; and

3. invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

    Unless otherwise indicated, all percentage limitations listed above apply to the Portfolio only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation. For purposes of fundamental restriction (iii) and non-fundamental restriction (v) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract.

    For purposes of non-fundamental restriction (2), a short sale "against the box" shall not be considered a short position.

FOR INTERNATIONAL, AND JULIUS BAER FOREIGN, JPMORGAN SMALL CAP EQUITY, MARSICO GROWTH, MERCURY LARGE CAP GROWTH, MERCURY FOCUS VALUE, VAN KAMPEN EQUITY GROWTH, VAN KAMPEN GLOBAL FRANCHISE:

1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation
    (3)), and only to the extent that the value of the Portfolio's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, and provided further that the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio's total assets at the time of borrowing;

4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets, except up to 20% of the Mercury Large Cap Growth's net assets) to a registered investment company or portfolio for which the Portfolio Manager or an affiliate

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

    serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.); and

6. The Portfolio may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by a Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio's net assets would be hedged, and (iv) not more than 25% of the Portfolio's net assets are used as cover for options written by the Portfolio.

    With respect to non-fundamental investment restriction 4, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

    Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

FOR JPMORGAN VALUE OPPORTUNITIES:

The Portfolio may not:

    1. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

    2. Purchase any securities subject to legal or contractual restrictions on the resale thereof, or purchase securities which are not readily marketable, or enter into repurchase agreements not terminable within seven business days, if such purchase or entering into a repurchase agreement would cause more than 10% of the value of its total assets to be invested in such securities and such repurchase agreements;

    3. Invest its assets in securities of other open-end investment companies, except as permitted under the 1940 Act or any order pursuant thereto; or

    4. Pledge, mortgage or hypothecate its assets except, to secure borrowings permitted by subparagraph (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of its total assets.

FOR LIMITED MATURITY BOND:

    1. Non-government securities must be rated Baa3 or better by Moody's or BBB or better by S&P or, if not rated, determined to be of comparable quality;

    2. Money market securities must be rated in the two highest categories by Moody's or S&P or, if not rated, determined to be of comparable quality;

    3. The Portfolio will not invest more than 10% of total assets in foreign government securities;

    4. The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

    5. Borrowing may not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, (ii) options, futures, options on futures and forward currency contracts, and (iii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

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    6.  Illiquid securities may not exceed 10% of net assets ( including repurchase agreements and fixed-time deposits subject to withdrawing penalties maturing in more than 7 days); or

    7. The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI.

FOR LIQUID ASSETS:

    1.  Investments will not be rated below the two highest ratings categories;

    2. The Portfolio will invest 95% of the investments that, at the time of purchase, are rated in the highest short-term ratings category, or if unrated, determined to be of comparable quality;

    3. With respect to 100% of total assets, the Portfolio will not invest more than (i) 5% of such assets in securities of any one issuer (except U.S. government securities), (ii) 10% of such assets subject to demand features or guarantees from a single institution (with respect to 75% of total assets), or (iii) purchase more than 10% of the outstanding voting securities of any one issuer;

    4. The Portfolio will not invest in more than the greater of 1% of total assets or $1,000,000 in securities of any one issuer that are rated in the second highest ratings category (excluding U.S. Government securities);

    5. The Portfolio will not invest in obligations issued or guaranteed by a foreign government (or its agencies or instrumentalities) or by supranational organization that is rated below A by S&P or Moody's;

    6. The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

    7. Borrowing will not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, and (ii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

    8. The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI;

    9.  Investments in fixed time deposits may not exceed 10% of net assets; and

    10. Investments in foreign bank obligations are limited to U.S. dollar-denominated obligations.

FOR MARSICO GROWTH:

    The Portfolio may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.

FOR MARSICO INTERNATIONAL OPPORTUNITIES:

The Portfolio may not:

    1. The Portfolio will not enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

    2. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration thereof, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

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    3.  The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

    4. The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

    5. The Portfolio does not currently intend to purchase any securities or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule, and Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation. In addition, a foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not subject to this limitation.

    6. The Portfolio may not invest in companies for the purpose of exercising control of management.

FOR MFS TOTAL RETURN, MFS MID CAP GROWTH, OPPENHEIMER MAIN STREET:

A Portfolio may not:

    1. Invest more than 15% (except 10% with respect to the Oppenheimer Main Street,) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

    2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

    3. Make investments for the purpose of gaining control of a company's management.

FOR MFS UTILITIES:

The Portfolio may not:

    1. Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (E.G., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Portfolio's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolio's limitation on investment in illiquid securities. Securities that are not registered under the Securities Act of 1933 but are determined to be liquid by the Board (or its delegee) will not be subject to this 15% limitation.

Except for MFS Utilities' investment restriction no. 1 and the Portfolio's non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Portfolio's non-fundamental policy on illiquid investments, the Portfolio will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

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FOR PIMCO CORE BOND:

    The Portfolio may not:

    1. Invest more than 15% of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

    2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements; and

    3. Make investments for the purpose of gaining control of a company's management.

    Unless otherwise indicated, all limitations applicable to Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

FOR SALOMON BROTHERS INVESTORS:

The Portfolio may not:

    1. Invest in warrants (other than warrants acquired by the Salomon Brothers Investors as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Salomon Brothers Investors' net assets or if, as a result, more than 2% of the Salomon Brothers Investors' net assets would be invested in warrants that are not listed on AMEX or NYSE;

    2. Invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit the Salomon Brothers Investors from purchasing publicly traded securities of companies engaging in whole or in part in such activities; or

    3. Purchase or sell real property (including limited partnership interests) except to the extent described in Salomon Brothers Investors' fundamental investment restriction number 10.


FOR VAN KAMPEN REAL ESTATE:


The Portfolio may not:

    1. Make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it and except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

    2. Purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures contracts, foreign currency futures contracts or related options is not considered the purchase of a security on margin.

    3. Invest in the securities issued by other investment companies as part of a merger, reorganization or other acquisition, except that the Portfolio may purchase securities of other investment companies to the extent

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        permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

    4. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.

    5. Invest in securities of any company if any officer or trustee/director of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees/directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

    6. Invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities.

    7. Invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

    8. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets, taken at current value, would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Board or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to resale, a liquid market exists. Also excluded from this limitation on restricted securities are securities purchased by the Portfolio of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
        (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.


    The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

NON-FUNDAMENTAL INVESTMENT POLICIES


    The Board has also adopted the following non-fundamental investment policies for each of the following Portfolios, which may be changed upon 60 days' prior notice to shareholders:

    AIM MID CAP GROWTH
    The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of mid-capitalization companies.

    ALLIANCE MID CAP GROWTH
    Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes.

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    CAPITAL GUARDIAN U.S. EQUITIES
    The Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment.

    CAPITAL CAPITAL GUARDIAN SMALL/MID CAP
    The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies.

    EVERGREEN HEALTH SCIENCES
    The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to normally invest at least 80% of its assets in the equity securities of healthcare companies which develop, produce or distribute products or services related to the healthcare or medical industries. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

    FMR(SM) DIVERSIFIED MID CAP
    The Portfolio Manager normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations.

    GOLDMAN SACHS TOLLKEEPER(SM)
    The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Tollkeeper" companies, which are high-quality technology media, or service companies that adopt or use technology to improve cost structure, revenue opportunities and/or competitive advantage.

    HARD ASSETS
    The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities.

    JENNISON EQUITY OPPORTUNITIES
    The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in attractively valued equity securities of companies with current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market.

    JPMORGAN EMERGING MARKETS EQUITY
    The Portfolio normally invests at least 80% of the value of its net assets in securities of emerging markets.

    JPMORGAN SMALL CAP EQUITY
    Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies.

    JULIUS BAER FOREIGN
    The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States.

    LIMITED MATURITY BOND
    The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities.

    MERCURY LARGE CAP GROWTH
    The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies.

    MFS MID CAP GROWTH
    The Portfolio normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.

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    MFS UTILITIES
    The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry.

    PIMCO CORE BOND
    The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities.

    PIMCO HIGH YIELD
    The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's, Standard & Poor's Rating Service, or Fitch, or if unrated, determined by its Portfolio Manager to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

    PIONEER MID CAPVALUE
    The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index.

    STOCK INDEX
    The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its assets in equity securities of companies included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") or equity securities of companies that are representative of the S&P 500 Index (including derivatives). If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

    VAN KAMPEN EQUITY GROWTH
    Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus any borrowings for investment purposes).

    VAN KAMPEN REAL ESTATE
    The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

        The Board has also adopted the following non-fundamental investment policies for each of the following Portfolios. The Board may change these policies without providing 60 days' prior notice to shareholders.

    EAGLE ASSET CAPITAL APPRECIATION
    The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

    INTERNATIONAL
    Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.

    JANUS CONTRARIAN
    The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their potential for long-term growth of capital.

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    T. ROWE PRICE EQUITY INCOME
    The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.


                            MANANGEMENT OF THE TRUST


    The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. As of January 1, 2005, the Trustees are John V. Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Huey P. Falgout, Jr. Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn L. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer, and Maria M. Anderson.

        Set forth in the table below is information about each Trustee of the Trust.

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                                TERM OF OFFICE                              FUND COMPLEX
                               POSITION(S) HELD  AND LENGTH OF  PRINCIPAL OCCUPATION(S) -    OVERSEEN BY      OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE      WITH THE TRUST  TIME SERVED (1) DURING THE PAST 5 YEARS      TRUSTEE (2)(3)     HELD BY TRUSTEE
------------------------------ ---------------- --------------- --------------------------- ---------------  -----------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER (1)              Trustee          November 1997   Executive Director, The         139         None
7337 East Doubletree Ranch Rd.                  -- Present      Mark Twain House Museum (4)
Scottsdale, Arizona 85258                                       (1989 - Present)
Date of Birth:  07/19/1953

J. MICHAEL EARLEY              Trustee          January 1997 -- President and Chief             139         None
7337 East Doubletree Ranch Rd.                  Present         Executive Officer, Bankers
Scottsdale, Arizona 85258                                       Trust Company, N.A. (1992 -
Date of Birth:  05/02/1945                                      Present).

R. BARBARA GITENSTEIN          Trustee          January 1997 -- President, College of New       139         New Jersey Resources
7337 East Doubletree Ranch Rd.                  Present         Jersey (1999 - Present).                    (September 2003 -
Scottsdale, Arizona 85258                                                                                   present)
Date of Birth:  02/18/1948

PATRICK W. KENNY (1)           Trustee          March 2002 -    President and Chief             139         None
7337 East Doubletree Ranch Rd.                  Present         Executive Officer
Scottsdale, Arizona 85258                                       International Insurance
Date of Birth:  01/12/1943                                      Society (2001 - Present);
                                                                Executive Vice President,
                                                                Frontier Insurance Group,
                                                                Inc. (1998-2001).

WALTER H. MAY                  Trustee          February 2002   Retired. Formerly, Managing     139         Best Prep Charity (1991
7337 East Doubletree Ranch Rd.                  -- Present      Director and Director of                    - Present).
Scottsdale, Arizona 85258                                       Marketing, Piper Jaffray,
Date of Birth:  12/21/1936                                      Inc.

JOCK PATTON                    Chairman and     February 2002   Private Investor (June 1997     139         Director, Hypercom,
7337 East Doubletree Ranch Rd. Trustee          -- Present      - Present). Formerly,                       Corp. (January 1999-
Scottsdale, Arizona 85258                                       Director and Chief                          Present); JDA Software
Date of Birth:  12/11/1945                                      Executive Officer, Rainbow                  Group, Inc. (January
                                                                Multimedia Group, Inc.                      1999 - Present); Swift
                                                                (January 1999 - December                    Transportation Co.
                                                                2001);                                      (March 2004 - Present).

DAVID W.C. PUTNAM              Trustee          February 2002   President and Director,         139         Anchor International
7337 East Doubletree Ranch Rd.                  -- Present      F.L. Putnam Securities                      Bond Trust (December
Scottsdale, Arizona 85258                                       Company, Inc. and its                       2000 - 2002);
Date of Birth:  10/08/1939                                      affiliates; President,                      Progressive Capital
                                                                Secretary and Trustee, The                  Accumulation Trust
                                                                Principled Equity Market                    (August 1998 - Present);
                                                                Fund. Formerly, Trustee,                    Principled Equity Market
                                                                Trust Realty Corp.; Anchor                  Fund (November 1996 -
                                                                Investment Trust; and Bow                   Present); Mercy
                                                                Ridge Mining Company.                       Endowment Foundation
                                                                                                            (1995 - Present);
                                                                                                            Director, F.L. Putnam
                                                                                                            Investment Management
                                                                                                            Company (December 2001 -
                                                                                                            Present); Asian American
                                                                                                            Bank and Trust Company
                                                                                                            (June 1992 - Present);
                                                                                                            and Notre Dame Health
                                                                                                            Care Center (1991 -
                                                                                                            Present); F.L. Putnam
                                                                                                            Securities Company, Inc.
                                                                                                            (June 1998 - Present);
                                                                                                            and an Honorary

                                                                                                          Trustee, Mercy Hospital
                                                                                                          (1973 - Present).

ROGER B. VINCENT (5)           Trustee          1994 -- Present President, Springwell           139       Director, AmeriGas
7337 East Doubletree Ranch Rd.                                  Corporation (1989 -                       Propane, Inc. (1998 -
Scottsdale, Arizona 85258                                       Present).                                 Present).
Date of Birth:  08/26/1945

RICHARD A. WEDEMEYER           Trustee          February 2002   Retired. Mr. Wedemeyer was      139       Director of Touchstone
7337 East Doubletree Ranch Rd.                  -- Present      formerly Vice President -                 Consulting Group; Jim
Scottsdale, Arizona 85258                                       Finance and Administration,               Hensen Legacy (1994 -
Date of Birth:  03/23/1936                                      Channel Corporation (June                 Present).
                                                                1996 - April 2002).
                                                                Trustee, First Choice Funds
                                                                (1997 - 2001); and of each
                                                                of the funds managed by ING
                                                                Investment Management Co.
                                                                LLC (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (6) (7)    Trustee          February 2002   Chief Executive Officer,        187       Trustee, Equitable Life
7337 East Doubletree Ranch Rd.                  - Present       ING U.S. Financial Services               Insurance Co., Golden
Scottsdale, Arizona 85258                                       (September 2001 - Present);               American Life Insurance
Date of Birth:  05/05/1956                                      Member, ING Americas                      Co., Life Insurance
                                                                Executive Committee (2001 -               Company of Georgia,
                                                                Present);, ING Aeltus                     Midwestern United Life
                                                                Holding Company, Inc. (2000               Insurance Co., ReliaStar
                                                                - Present), ING Retail                    Life Insurance Co.,
                                                                Holding Company (1998 -                   Security Life of Denver,
                                                                Present), and ING                         Security Connecticut Life
                                                                Retirement Holdings, Inc.                 Insurance Co., Southland
                                                                (1997 - Present). Formerly,               Life Insurance Co., USG
                                                                President, Chief Executive                Annuity and Life Company,
                                                                Officer and Director of                   and United Life and
                                                                Northern Life Insurance                   Annuity Insurance Co.
                                                                Company (March 2001 -                     Inc; Director, Ameribest
                                                                October 2002), President                  Life Insurance Co.;
                                                                ING Life Insurance &                      Director, First Columbine
                                                                Annuity Company (September                Life Insurance Co.;
                                                                1997 - November 2002), and                Member of the Board;
                                                                General Manager and Chief                 Bushnell Performing Arts
                                                                Executive Officer, ING                    Center; St. Francis
                                                                Worksite Division (December               Hospital,; National
                                                                2000 - October 2001).                     Conference for Community
                                                                                                          Justice; and Metro
                                                                                                          Atlanta Chamber of
                                                                                                          Commerce.

JOHN G. TURNER (6)             Trustee          February 2002 - Chairman, Hillcrest Capital     139       Director, Hormel Foods
7337 East Doubletree Ranch Rd.                  Present         Partners (May 2002-Present);              Corporation; Shopko
Scottsdale, Arizona 85258                                       Mr. Turner was formerly Vice              Stores, Inc.; M.A.
Date of Birth:  10/03/1939                                      Chairman of ING Americas                  Mortenson Company (March
                                                                (2000 - 2002); Chairman and               2002 - Present); and
                                                                Chief Executive Officer of                Conseco, Inc.. (September
                                                                ReliaStar Financial Corp.                 2003 - Present).
                                                                and ReliaStar Life
                                                                Insurance Company (1993 -
                                                                2000); Chairman of
                                                                ReliaStar Life Insurance
                                                                Company of New York (1995 -
                                                                2001); Chairman of Northern
                                                                Life Insurance Company
                                                                (1992 - 2001); Chairman and
                                                                Trustee of the Northstar
                                                                affiliated investment
                                                                companies (1993 - 2001).



(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.

(2) As of December 31, 2004.

(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; and USLICO Series Fund.

(4) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House Museum.

(5) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

(6) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Manager, Directed Services Inc.

(7) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.

Information about the Trust's officers is set forth in the table below:



                                                              TERM OF OFFICE AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE          POSITIONS HELD WITH THE TRUST      TIME SERVED (1)(2)                 LAST FIVE YEARS
------------------------------ ----------------------------- -----------------------------  ---------------------------------------
JAMES M. HENNESSY              President and Chief Executive March 2003 - Present           President and Chief Executive Officer,
7337 East Doubletree Ranch Rd. Officer                                                      ING Investments, LLC(3) (December 2000
Scottsdale, Arizona 85258                                                                   - Present). Formerly, Senior Executive
Date of Birth:  04/09/1949                                                                  Vice President and Chief Operating
                                                                                            Officer, ING Investments, LLC(3)
                                                                                            (April 1995 - December 2000); and
                                                                                            Executive Vice President, ING
                                                                                            Investments, LLC(3) (May 1998 - June
                                                                                            2000).

STANLEY D. VYNER               Executive Vice President      August 2003 - Present          Executive Vice President, ING
7337 East Doubletree Ranch Rd.                                                              Investments, LLC(3) (July 2000 -
Scottsdale, Arizona 85258                                                                   Present) and Chief Investment Risk
Date of Birth:  05/14/1950                                                                  Officer (January 2003 - Present).
                                                                                            Formerly, Chief Investment Officer of
                                                                                            the International Portfolios, ING
                                                                                            Investments, LLC(3) (August 2000
                                                                                            - January 2003); and Chief Executive
                                                                                            Officer, ING Investments, LLC(3)
                                                                                            (August 1996 - August 2000).

MICHAEL J. ROLAND              Executive Vice President and  March 2003 - Present           Executive Vice President, Chief
7337 East Doubletree Ranch Rd. Chief Financial Officer                                      Financial Officer and Treasurer
Scottsdale, Arizona 85258                                                                   (December 2001 - Present) and Chief
Date of Birth:  05/30/1958                                                                  Compliance Officer (October 2004 -
                                                                                            Present), ING Investments, LLC(3).
                                                                                            Formerly, Senior Vice President, ING
                                                                                            Investments, LLC(3) (June 1998 -
                                                                                            December 2001).

JOSEPH M. O'DONNELL            Chief Compliance Officer      November 2004 - Present        Chief Compliance Officer of the ING
7337 East Doubletree Ranch Rd.                                                              Funds (November 2004 - Present).
Scottsdale, AZ 85258                                                                        Formerly, Vice President, Chief Legal
Date of Birth:                                                                              Counsel, Chief Compliance Officer and
                                                                                            Secretary of Atlas Securities, Inc.,
                                                                                            Atlas Advisers, Inc. and Atlas Funds
                                                                                            (October 2001 - October 1004); and
                                                                                            Chief Operating Officer and General
                                                                                            Counsel of Matthews International
                                                                                            Capital Management LLC and Vice
                                                                                            President and Secretary of Matthews
                                                                                            International Funds (August 1999 - May
                                                                                            2001).

ROBERT S. NAKA                 Senior Vice President         January 2003 - Present         Senior Vice President and Assistant
7337 East Doubletree Ranch Rd.                                                              Secretary, ING Funds Services, LLC(4)
Scottsdale, Arizona 85258                                                                   (October 2001 - Present). Formerly,
Date of Birth:  06/17/1963                                                                  Senior Vice President, ING Funds
                                                                                            Services, LLC(4) (August 1999 -
                                                                                            October 2001).

KIMBERLY A. ANDERSON           Senior Vice President         November 2003 - Present        Senior Vice President, ING
7337 East Doubletree Ranch Rd.                                                              Investments, LLC(3) (October 2003 -
Scottsdale, Arizona 85258                                                                   Present). Formerly, Vice President and
Date of Birth:  07/25/1964                                                                  Assistant Secretary, ING Investments,
                                                                                            LLC(3) (October 2001 - October 2003);
                                                                                            and Assistant Vice President, ING
                                                                                            Funds Services, LLC(4) (November 1999
                                                                                            - January 2001).

MARY BEA WILKINSON             Vice President                March 2003 - Present           Senior Vice President, ING Outside
7337 East Doubletree Ranch Rd.                                                              Funds Group (2000 - present); Senior
Scottsdale, Arizona 85258                                                                   Vice President and Chief Financial
Date of Birth:  9/18/1956                                                                   Officer, First Golden American Life
                                                                                            Insurance Company of New York (1997 -
                                                                                            present); President, Directed
                                                                                            Services, Inc. (1993 - 1997)

                                                              TERM OF OFFICE AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE          POSITIONS HELD WITH THE TRUST  TIME SERVED (1)(2)             LAST FIVE YEARS
------------------------------ ----------------------------- -----------------------------  ---------------------------------------
ROBYN L. ICHILOV               Vice President                January 2003 - Present         Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                              LLC(4) (October 2001 - Present) and
Scottsdale, Arizona 85258                                                                   ING Investments, LLC(3) (August 1997 -
Date of Birth:  09/25/1967                                                                  Present).

LAUREN D. BENSINGER            Vice President                February 2003 - Present        Vice President and Chief Compliance
7337 East Doubletree Ranch Rd.                                                              Officer, ING Funds Distributor, LLC(5)
Scottsdale, Arizona 85258                                                                   (July 1995 - Present); Vice President
Date of Birth:  02/06/1954                                                                  (February 1996 - Present) and Chief
                                                                                            Compliance Officer (October 2001 -
                                                                                            October 2004), ING Investments,
                                                                                            LLC(3).

TODD MODIC                     Vice President                August 2003 - Present          Vice President of Financial Reporting,
7337 East Doubletree Ranch Rd.                                                              Fund Accounting of ING Fund Services,
Scottsdale, Arizona 85258                                                                   LLC(4) (September 2002 - Present).
Date of Birth:  11/03/1967                                                                  Formerly, Director of Financial
                                                                                            Reporting, ING Investments, LLC(3)
                                                                                            (March 2001 - September 2002);
                                                                                            Director of Financial Reporting,
                                                                                            Axient Communications, Inc. (May 2000
                                                                                            - January 2001); and Director of
                                                                                            Finance, Rural/Metro Corporation
                                                                                            (March 1995 - May 2000).

MARIA M. ANDERSON              Vice President                September 2004 - Present       Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                              LLC (September 2004 - Present).
Scottsdale, Arizona 85258                                                                   Formerly, Assistant Vice President,
Date of Birth:  05/29/1958                                                                  ING Funds Services, LLC(4) (October
                                                                                            2001 - Present); Manager of Fund
                                                                                            Accounting and Fund Compliance, ING
                                                                                            Investments, LLC(3) (September 1999 -
                                                                                            November 2001).

HUEY P. FALGOUT, JR.           Secretary                     August 2003 - Present          Chief Counsel, ING Americas, U.S.
7337 East Doubletree Ranch Rd.                                                              Legal Services (September 2003 -
Scottsdale, Arizona 85258                                                                   Present). Formerly, Counsel, ING U.S.
Date of Birth:  11/15/1963                                                                  Financial Services (November 2002 -
                                                                                            September 2003); and Associate General
                                                                                            Counsel of AIG American General
                                                                                            (January 1999 - November 2002).

SUSAN P. KINENS                Assistant Vice President      January 2003 - Present         Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                              Services, LLC(4) (December 2002 -
Scottsdale, Arizona 85258                                                                   Present); and has held various other
Date of Birth:  12/31/1976                                                                  positions with ING Funds Services,
                                                                                            LLC(4) for more than the last five
                                                                                            years.

KIMBERLY K. PALMER             Assistant Vice President      September 2004 - Present       Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                              Services, LLC(4) (August 2004 -
Scottsdale, Arizona 85258                                                                   Present). Formerly, Manager,
Date of Birth: 05/04/1957                                                                   Registration Statements, ING Funds
                                                                                            Services, LLC(4) (May 2003 - August
                                                                                            2004); Associate Partner, AMVESCAP PLC
                                                                                            (October 2000 - May 2003); and
                                                                                            Director of Federal Filings and Blue
                                                                                            Sky Filings, INVESCO Funds Group, Inc.
                                                                                            (March 1994 - May 2003).

THERESA K. KELETY              Assistant Secretary           August 2003 - Present          Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                              Services (April 2003 - Present).
Scottsdale, Arizona 85258                                                                   Formerly, Senior Associate with
Date of Birth:  2/28/1963                                                                   Shearman & Sterling (February 2000 -
                                                                                            April 2003); and Associate with
                                                                                            Sutherland Asbill & Brennan (1996 -
                                                                                            February 2000).

ROBIN R. NESBITT               Assistant Secretary           September 2004 - Present       Supervisor, Board Operations, ING
7337 East Doubletree Ranch Rd.                                                              Funds Services, LLC (4) (August 2003
Scottsdale, Arizona 85258                                                                   to Present). Formerly, Senior Legal
Date of Birth: 09/30/73                                                                     Analyst, ING Funds Services, LLC (4)
                                                                                            (August 2002 - August 2003);
                                                                                            Associate, PricewaterhouseCoopers
                                                                                            (January 2001 - August 2001); and
                                                                                            Paralegal, McManis, Faulkner & Morgan
                                                                                            (May 2000 - December 2000).

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)  Unless otherwise noted, this column refers to ING Investors Trust.

(3) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(4) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(5) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

SHARE OWNERSHIP POLICY


    In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.


    Under this Policy, the initial value of investments in mutual funds of the ING Funds and the ING Investors Trust that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS


Each of the current Trustees' ownership interest in the Trust, as of December 31, 2004, is set forth below:



                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                                             SECURITIES IN ALL REGISTERED
                                                             INVESTMENT COMPANIES OVERSEEN
                             DOLLAR RANGE OF                 BY TRUSTEE IN FAMILY OF
  NAME OF TRUSTEE            EQUITY SECURITIES IN TRUST      INVESTMENT COMPANIES
  --------------------------------------------------------------------------------------------
  John V. Boyer (1)
  Paul S. Doherty (2)
  J. Michael Earley
  R. Barbara Gitenstein
  Patrick W. Kenny (1)
  Walter H. May
  Thomas J. McInerney
  Jock Patton
  David W.C. Putnam
  Blaine E. Rieke (2)
  John G. Turner
  Roger B. Vincent
  Richard A. Wedemeyer



(1) Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.
(2)     Retired as of December 31, 2004.


BOARD COMMITTEES


        VALUATION AND PROXY VOTING COMMITTEE. The Committee's function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available and, beginning in July 2003, oversee management's administration of proxy voting. The Valuation and Proxy Voting Committee currently consists of five (5) Independent Trustees: Jock Patton, Walter H. May, John V. Boyer, Richard A. Wedemeyer, and R. Barbara Gitenstein. Mr. May serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Valuation and Proxy Voting Committee held ___ meetings.

    EXECUTIVE COMMITTEE. The Board has established an Executive Committee whose function is to act for the full Board if necessary in the event that Board action is needed between regularly scheduled Board meetings. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act: John G. Turner, Walter H. May, Thomas J. McInerney and Jock Patton. Mr.

Turner serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Executive Committee held ___ meetings.

    NOMINATING COMMITTEE. The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee operates pursuant to a Charter approved by the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

    The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominations in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

    The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

    The Nominating Committee consists of four Independent Trustees: Walter H. May, Richard A Wedemeyer, R. Barbara Gitenstein and Patrick W. Kenny. Dr. Gitenstein serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Nominating Committee held ____ meetings.

    AUDIT COMMITTEE. The Board has established an Audit Committee, composed entirely of Independent Trustees. The Audit Committee consists of Patrick W. Kenny, David W.C. Putnum, J. Michael Earley, and Roger B. Vincent. Mr. Earley serves as Chairman of the Committee. The Audit Committee reviews the financial reporting process, the Trust's systems of internal control, the audit process, and the Trust's processes for monitoring compliance with investment restrictions and applicable laws. The Audit Committee recommends to the Board the appointment of auditors for the Trust. In such capacity, it reviews audit plans, fees and other material arrangements with respect to the engagement of auditors, including non-audit services to be performed. It also reviews the qualifications of key personnel involved in the foregoing activities. During the fiscal year ended December 31, 2004, the Audit Committee held ____ meetings.

    INVESTMENT REVIEW COMMITTEES. On February 25, 2003, the Board established two (2) Investment Review Committees: the Domestic Equity and the International Equity and Fixed Income Funds Investment Review Committees. The purpose of these committees is to provide a committee structure that can effectively provide oversight of investment activities of the mutual fund portfolios. The Domestic Equity Investment Review Committee consists of four (4) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: J. Michael Earley, David W.C. Putnam, Patrick W. Kenny, John G. Turner, and Roger
B. Vincent. Mr. Vincent serves as the Chairman of the Committee. The International Equity and Fixed Income Funds Investment Review Committee consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: John V. Boyer, R. Barbara Gitenstein, Walter
H. May, Thomas J. McInerney, Jock Patton, and Richard A. Wedemeyer. Mr. Wedemeyer serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, each Investment Review Committee (Domestic Equity and International Equity and Fixed Income Funds Committees) held ____ meetings.

    COMPLIANCE COMMITTEE. The Board has established a Compliance Committee for the purpose of coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance

Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of three Independent Trustees: John V. Boyer, Michael Earley, and Jock Patton. Mr. Boyer serves as the Chairman of the Committee. The Compliance Committee held ____ meetings during the fiscal year ended December 31, 2004.

    CONTRACTS COMMITTEE. The Board has a Contracts Committee whose primary function is to review all management, portfolio management, and all annually renewable agreements, as well as make recommendations to the Board regarding the continuation of existing contractual relationships. The Contracts Committee is also responsible for recommending new contracts when additional portfolios are established or there is a change in an advisory relationship. The Committee currently consists of three Independent Trustees: John V. Boyer, Walter H. May, Jock Patton, Roger Vincent, and Richard A. Wedemeyer. Mr. Vincent serves as the Chairman of the Committee. The Contracts Committee held ___ meetings during the fiscal year ended December 31, 2004.


FREQUENCY OF BOARD MEETINGS

    The Board currently conducts regular meetings six (6) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

COMPENSATION OF TRUSTEES

    Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.


    Prior to February 26, 2002, each Independent Trustee, and any Interested Trustee that is not an interested person of ING or DSI, received (i) an annual retainer of $20,000, payable in equal quarterly installments; (ii) $5,000 per meeting for each Board meeting attended in person; (iii) $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board Meeting or for any specially called telephonic meeting; (iv) $5,000 per annum for serving as a committee chairperson, paid in equal quarterly installments;
(v) $1,250 per meeting for attendance at a regular Board meeting by telephone;
(vi) $250 per meeting for attendance of a committee meeting not held in conjunction with a regular Board meeting by telephone; and (vii) reimbursement for out-of-pocket expenses. In addition, the Lead Trustee received an additional 50% of the regular retainer of $20,000 plus 50% of the full quarterly meeting fee of $20,000 plus 50% of $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board meeting or for any specially called telephonic meeting. The pro rata share paid by each Portfolio was based on the Portfolio's average net assets as a percentage of the average net assets of all the Portfolios for which the Trustees serve in common as trustees as of the date the payment is due. None of the Trustees of the Trust was entitled to receive pension or retirement benefits during the year ended December 31, 2004.


    Prior to January 1, 2003, each Portfolio of the Trust paid each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any Committee meeting; (iv) $1,000 for attendance at any Special meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

    Effective January 1, 2003, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $40,000 per year (Messrs. May and Patton, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in-person meeting of the Board; (iii) $2,000 per attendance of a telephonic Board meeting; (iv) $2,000 per attendance of a committee meeting; (v) extra pay of $1,000 per meeting paid to committee chairmen; (vii) an extra retainer of $15,000 per year for lead directors; and
(viii) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.


    Effective January 1, 2005, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $45,000 per year (Messrs. May and Patton, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in-person meeting of the Board; (iii) $2,000 per attendance of a telephonic Board meeting; (iv) $3,000 per attendance of an in-person committee meeting; (v) extra pay of $1,000 per meeting paid to committee chairmen; (vii) an extra retainer of $15,000 per year for lead directors; and (viii) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

    The following table sets forth information provided by the Portfolios' investment manager regarding compensation of Trustees by the Trust and other funds managed by DSI and its affiliates for the fiscal year ended December 31, 2004. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by DSI or its affiliates.

                                                    AGGREGATE COMPENSATION FROM:
              -----------------------------------------------------------------------------------------------------
                                   CAPITAL      CAPITAL   CAPITAL    EAGLE
   NAME OF      AIM    ALLIANCE    GUARDIAN    GUARDIAN  GUARDIAN    ASSET    EVERGREEN                 FMR(SM)
   PERSON,    MID CAP   MID CAP      U.S.       MANAGED  SMALL/MID  CAPITAL     HEALTH   EVERGREEN  DIVERSIFIED MID
  POSITION    GROWTH    GROWTH   EQUITIES (1)   GLOBAL    CAP (1)   APP. (1)   SCIENCES    OMEGA          CAP
------------  -------  --------  ------------  --------  ---------  --------  ---------  ---------  ---------------
JOHN G.
TURNER
TRUSTEE (2)     ----     ----        ----        -----     -----      -----     -----      -----         -----

THOMAS J.
MCINERNEY
TRUSTEE (2)     ----     ----        ----        -----     -----      -----     -----      -----         -----

JOHN V.
BOYER,
TRUSTEE (3)

J. MICHAEL
EARLEY,
TRUSTEE

PATRICK W.
KENNY,
TRUSTEE (3)

R. BARBARA
GITENSTEIN,
TRUSTEE

ROGER B.
VINCENT,
TRUSTEE (4)

PAUL S.
DOHERTY,
TRUSTEE (3)

WALTER H.
MAY
TRUSTEE

BLAINE E.
RIEKE
TRUSTEE (5)

RICHARD A.
WEDEMEYER,
TRUSTEE

JOCK PATTON,
TRUSTEE

DAVID W.C.
PUTNAM,
TRUSTEE

                                                   AGGREGATE COMPENSATION FROM:
            --------------------------------------------------------------------------------------------------------
                                             GOLDMAN                                            JPMORGAN
   NAME OF             FMR(SM)    FMR(SM)     SACHS                        JANUS     JENNISON    EMERG.    JPMORGAN
   PERSON,  EVERGREEN  DIVER.    EARNINGS   TOLLKEEPER   HARD            CONTRARIAN   EQUITY    MARKETS    SMALL CAP
  POSITION    OMEGA    MID CAP  GROWTH (6)     (1)      ASSETS  INTER'L      (1)        OPP.   EQUITY (1)   EQUITY
----------- ---------  -------  ----------  ----------  ------  -------  ----------  --------  ----------  ---------
JOHN G.
TURNER
TRUSTEE (2)                        ----        ----      ----    ----        ----      ----       ----        ----

THOMAS J.
MCINERNEY
TRUSTEE (2)                        ----        ----      ----    ----        ----      ----       ----        ----

JOHN V.
BOYER,
TRUSTEE (3)

J. MICHAEL
EARLEY
TRUSTEE

PATRICK W.
KENNY,
TRUSTEE (3)

R. BARBARA
GITENSTEIN
TRUSTEE

ROGER B.
VINCENT
TRUSTEE(7)

PAUL S.
DOHERTY
TRUSTEE (3)

WALTER H.
MAY,
TRUSTEE

BLAINE E.
RIEKE
TRUSTEE (5)

RICHARD A.
WEDEMEYER
TRUSTEE

JOCK PATTON
TRUSTEE

DAVID W.C.
PUTNAM
TRUSTEE

                                                          AGGREGATE COMPENSATION FROM:
            -----------------------------------------------------------------------------------------------------------------------
                                                                                                MERCURY
  NAME OF   JPMORGAN   JULIUS       LEGG      LIMITED                     MARSICO    MERCURY     LARGE        MFS
   PERSON,    VALUE     BAER       MASON     MATURITY   LIQUID  MARSICO    INT'L      FOCUS       CAP       MID CAP        MFS
  POSITION  OPP. (6)   FOREIGN   VALUE (1)     BOND     ASSETS  GROWTH    OPP. (6)    VALUE    GROWTH (1)    GROWTH    TOTAL RETURN
----------- ---------  -------  ----------  ----------  ------  -------  ----------  --------  ----------  ---------  -------------
JOHN G.
TURNER
TRUSTEE (2)                                              ----    ----       ----       ----       ----        ----

THOMAS J.
MCINERNEY
TRUSTEE (2)                                              ----    ----       ----       ----       ----        ----

JOHN V.
BOYER,
TRUSTEE (3)

J. MICHAEL
EARLEY
TRUSTEE

PATRICK W.
KENNY,
TRUSTEE (3)

R. BARBARA
GITENSTEIN
TRUSTEE

ROGER B.
VINCENT
TRUSTEE(7)

PAUL S.
DOHERTY
TRUSTEE (3)

WALTER H.
MAY,
TRUSTEE

BLAINE E.
RIEKE
TRUSTEE (5)

RICHARD A.
WEDEMEYER
TRUSTEE

JOCK
PATTON
TRUSTEE

DAVID W.C.
PUTNAM
TRUSTEE

                                                         AGGREGATE COMPENSATION FROM:
            -----------------------------------------------------------------------------------------------------------------
                      OPPEN.                                                                 T. ROWE    T. ROWE
  NAME OF     MFS      MAIN            PIMCO           PIONEER   SALOMON  SALOMON             PRICE      PRICE
  PERSON,   UTILITIES STREET   PIMCO   HIGH  PIONEER   MID CAP  BROTHERS BROTHERS   STOCK    CAPITAL     EQUITY    UBS U.S.
 POSITION     (6)      (1)   CORE BOND YIELD FUND (6) VALUE (6)  ALL CAP INVESTORS  INDEX    APPREC.     INCOME   ALLOCAT.(1)
----------- --------- ------ --------- ----- -------- --------- -------- ---------  -----  -----------  --------  -----------
JOHN G.
TURNER
TRUSTEE (2)   ----

THOMAS J.
MCINERNEY     ----
TRUSTEE (2)

JOHN V.
BOYER,
TRUSTEE (3)

J. MICHAEL
EARLEY
TRUSTEE

PATRICK W.
KENNY,
TRUSTEE (3)

R. BARBARA
GITENSTEIN
TRUSTEE

ROGER B.
VINCENT
TRUSTEE(7)

PAUL S.
DOHERTY
TRUSTEE (3)

WALTER H.
MAY TRUSTEE

BLAINE E.
RIEKE
TRUSTEE (5)

RICHARD A.
WEDEMEYER
TRUSTEE

JOCK PATTON
TRUSTEE

DAVID W.C.
PUTNAM
TRUSTEE

                                                          AGGREGATE COMPENSATION FROM:
                        -------------------------------------------------------------------------------------
                                                                                                   TOTAL
                                                               PENSION OR                      COMPENSATION
                                                               RETIREMENT                          FROM
                                              VAN               BENEFITS       ESTIMATED        REGISTRANT
                          VAN       VAN     KAMPEN     VAN       ACCRUED         ANNUAL          AND FUND
NAME OF                 KAMPEN     KAMPEN   GROWTH   KAMPEN    AS PART OF       BENEFITS       COMPLEX PAID
PERSON,                 EQUITY     GLOBAL     AND     REAL        FUND            UPON        TO TRUSTEES (8)
POSITION                GROWTH   FRANCHISE  INCOME   ESTATE     EXPENSES     RETIREMENT (7)         (9)
----------------------  -------  ---------  ------  --------  -----------  ----------------  ----------------
JOHN G. TURNER
TRUSTEE (2)                                                    ----          ----             ----

THOMAS J.
MCINERNEY
TRUSTEE (2)                                                    ----          ----             ----

JOHN V. BOYER,                                                 N/A           N/A
TRUSTEE (3)

J. MICHAEL
EARLEY                                                         N/A           N/A
TRUSTEE

R. BARBARA
GITENSTEIN                                                     N/A           N/A
TRUSTEE

PATRICK W.
KENNY, TRUSTEE                                                 N/A           N/A
(3)

ROGER B.
VINCENT                                                        N/A           N/A
TRUSTEE(7)

PAUL S.
DOHERTY                                                        N/A           N/A
TRUSTEE (3)

WALTER H. MAY                                                  N/A           N/A
TRUSTEE

BLAINE E.
RIEKE  TRUSTEE                                                              N/A           N/A
(5)

RICHARD A.
WEDEMEYER                                                                   N/A           N/A
TRUSTEE

JOCK PATTON                                                                 N/A           N/A
TRUSTEE

DAVID W.C.
PUTNAM                                                                      N/A           N/A
TRUSTEE



(1) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.

(2) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of DSI, the manager and distributor to the Trust. Officers and Trustees who are interested persons of ING or the Manager do not receive any compensation from the Portfolio.

(3) Mr. Doherty resigned as a Trustee effective December 31, 2004. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios. The compensation reflected is that of the fees paid by ING Partners, Inc.

(4) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

(5). Mr. Reike may be deemed to be an "interested person" of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co., the parent company of a Portfolio Manager to one of the Portfolios. For a period of time prior to May 1, 2003, Mr. Rieke may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Tollkeeper Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio.

(6) Because ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of the fiscal year ended December 31, 2004, compensation has not been paid to the Trustees on their behalf, therefore the numbers listed for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios represent estimated future compensation to the Trustees by the Trust and other funds managed by DSI and its affiliates.

(7) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(8)  Represents compensation for ___ funds.

(9) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

OWNERSHIP OF SHARES


Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Manager or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Manager or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2004.



                               NAME OF OWNERS AND
                                RELATIONSHIP TO                                              VALUE OF      PERCENTAGE OF
       NAME OF TRUSTEE             TRUSTEE                COMPANY       TITLE OF CLASS      SECURITIES         CLASS
 -----------------------------------------------------------------------------------------------------------------------
 JOHN V. BOYER (1)
 PAUL S. DOHERTY (2)
 J. MICHAEL EARLEY
 R. BARBARA GITENSTEIN
 PATRICK W. KENNY (1)
 WALTER H. MAY
 JOCK PATTON
 DAVID W. C. PUTNAM
 BLAINE E. RIEKE (2)
 ROGER B. VINCENT
 RICHARD A. WEDEMEYER



    (1)  Became a Trustee on January 1, 2005.
    (2)  Retired as of December 31, 2004.


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

        Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of other shareholders.


        As of March 31, 2005, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSI or ING Groep, N.V. ("ING") or any affiliated companies of DSI or ING. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSI or ING or any affiliated companies of DSI or ING.

        Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their affiliates. As of March 31, 2005, ____ may be deemed a control person of certain series of the Trust in that certain of its separate accounts hold more than 25% of the shares of these series.

        As of March 31, 2005, the following owned of record or, to the knowledge of the Trust, beneficially owned more than 5% or more of the outstanding shares of:

                                          [ING USA
                                         ANNUITY AND
                                            LIFE        [RELIASTAR LIFE
                                          INSURANCE        INSURANCE       [ING NATIONAL                        [SOUTHLAND LIFE
                                           COMPANY          COMPANY            TRUST         [SECURITY LIFE        INSURANCE
                                            1475              20               100             OF DENVER           COMPANY
                                          DUNWOODY        WASHINGTON        WASHINGTON           1290            5780 POWERS
                                         DRIVE, WEST     AVENUE SOUTH           AVE.            BROADWAY         FERRY ROAD NW
                                         CHESTER, PA     MINNEAPOLIS,       MINNEAPOLIS,       DENVER, CO         ATLANTA, GA
PORTFOLIO - CLASS OF SHARES                19380]          MN 55401]         MN 55401]         80203-5699]        30327-4390]




    As of the date of this SAI, FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Pioneer Fund, and Pioneer Mid Cap Value Portfolios had not commenced operations, therefore no Variable Contract Owner owned a Variable Contract that entitled the owner to give voting instructions with respect to 5% or more of the shares of either of these Portfolios. Further, as of the date of this SAI, only the Class I shares of Hard Assets, JPMorgan Small Cap Equity, Legg Mason Value, Liquid Assets, Marsico Growth, Mercury Focus Value, MFS Mid Cap Growth, MFS Total Return, Oppenheimer Main Street, Salomon Brothers Investors, Stock Index, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, Van Kampen Equity Growth, and Van Kampen Real Estate Portfolios have commenced operations, therefore no Variable Contract Owner owned a Variable Contract that entitled the owner to give voting instructions with regard to 5% or more of the shares of those Class I Portfolios that had not commenced operations. Lastly, as of the date of this SAI, Service 2 shares of Limited Maturity Bond are not offered.


    The Trust has no knowledge of any other owners of record of 5% or more of outstanding shares of a Portfolio.


    To the knowledge of management, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Portfolio of the Trust as of March 31, 2005.


                              MANAGEMENT AGREEMENT


    Directed Services, Inc. ("DSI" or the "Manager") serves as Manager to the Portfolios pursuant to a Management Agreement (the "Management Agreement") between the Manager and the Trust. DSI's principal address is 1475 Dunwoody Drive, West Chester, PA 19380-1478. DSI is a New York corporation that is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), which, in turn, is a subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. DSI is registered with the SEC as an investment adviser and with the National Association of Securities Dealers as a broker-dealer. Two Portfolio Managers of the Trust, Baring International Investment Limited and ING Investment Management Co., are affiliates of DSI through their common ownership by ING. DSI has entered into an Administrative Services Sub-Contract (the "Sub-Contract") with one of its affiliates, ING Funds Services, LLC ("ING Funds Services"), effective January 1, 2003, for all of the Portfolios except FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities. ING Funds Services is located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSI under the Management Agreement to the Trust on DSI's behalf. Under the Sub-Contract, ING Funds Services is compensated by DSI a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract. The Trust has entered into an Administration Agreement with ING Funds Services directly on behalf of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios. Please see the "Administration" section of this SAI for an explanation of ING Funds Services' responsibilities regarding FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios.


    The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as the investment medium for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company ("Golden American") and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA. Golden American was a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.


    Pursuant to the Management Agreement, the Manager, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Portfolio Managers. These services include, but are not limited to, (i) coordinating for all Portfolios, at the Manager's expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Portfolio Managers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Manager's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Manager of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Manager of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Manager's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Management Agreement. Other responsibilities of the Manager are described in the Prospectus.

    The Trust and the Manager have received an exemptive order from the SEC that allows the Manager to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Manager remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

    The Manager shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

    In considering the Management Agreements and Portfolio Management Agreements, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.

    In connection with their deliberations relating to each Portfolio's current Management Agreement and Portfolio Management Agreement, if applicable, the Board, including the Independent Trustees, considered information that had been provided by DSI and the Portfolio Managers to the Portfolios that engage them

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throughout the year at regular Board Meetings, as well as information specifically furnished for a Board meeting held annually to specifically consider such renewals. This information included the following items: (1) FACT sheets for each Portfolio that provide information about the performance and expenses of the Portfolio and its respective peer group, as well as information about the Portfolio's investment portfolio, objectives and strategies; (2) 15(c) Methodology Guide that describes how the FACT sheets were prepared, including how benchmarks and peer groups were selected and how profitability was determined; (3) responses to questions provided by Kirkpatrick & Lockhart LLP, counsel to the Independent Trustees; (4) copies of each form of management and portfolio management agreement; (5) copies of the Form ADV for each investment manager and portfolio manager to the Portfolios; (6) financial statements for each investment manager and portfolio manager to the Portfolios; and (7) other information relevant to their evaluations.

    The Board was also provided with narrative summaries addressing key factors the Board customarily considers in evaluating the renewal of investment management and sub-advisory agreements, including an analysis for each Fund of how performance and fees compare to its selected peer group and designated benchmarks. [With respect to fees and expenses, management considers a Fund to be competitive with peers if its fees or expenses are within one standard deviation of the mean of the fees or expenses, as the case may be, of the peer group.]

    The following paragraphs outline the specific factors the Board considered in relation to renewing the Portfolios' current Management and Portfolio Management Agreements, as applicable.

AIM MID CAP GROWTH

        In its renewal deliberations for the Portfolio, the Board considered that (1) the management fee for the Portfolio is below the median and average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, (3) the Portfolio underperformed its primary benchmark index and Selected Peer Group median for all periods reviewed by the Board, and (4) the Adviser has taken action to address Board concerns about the Portfolio's performance.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee of Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Board believes it is appropriate to allow the portfolio manager a reasonable period of time to manage the Portfolio in order to properly evaluate performance.

ALLIANCE MID CAP GROWTH

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio outperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been very good.

CAPITAL GUARDIAN U.S. EQUITIES

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) the Portfolio outperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified

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management fee of the Portfolio is competitive with that of its Selected Peer
Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been reasonable.

CAPITAL GUARDIAN MANAGED GLOBAL

        In its renewal deliberations for the Portfolio, the Board considered that (1) the management fee for the Portfolio is above the median and the average management fees of its Selected Peer Group, but within one standard deviation of the average, (2) the expense ratio for the Portfolio is above the median and the average, and one standard deviation of the average expense ratios of its Selected Peer Group, and (3) the Portfolio underperformed its benchmark index and Selected Peer Group median for the one- and three-year periods, but outperformed them for the two-year period.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) in response to discussions with the Trustees, the Adviser has agreed to lower the management fee of the Portfolio to a level that is only slightly above the median and average management fees of its Selected Peer Group, (2) the management fee reduction has the effect of reducing the Portfolio's total expenses to a level that is only slightly higher than the median and average expense ratio of its Selected Peer Group, and (3) the Portfolio's performance has been reasonable, and the Adviser continues to work with the Sub-Adviser with respect to the Portfolio's performance.

CAPITAL GUARDIAN SMALL/MID CAP VALUE

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is equal to the median and below the average expense ratios of its Selected Peer Group, (3) the Portfolio underperformed its benchmark indices and Selected Peer Group median for all periods reviewed by the Board, and (4) the Adviser continues to closely monitor the Portfolio and work with the Sub-Adviser to improve performance.

        After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee and expense ratio for the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Adviser will continue to monitor closely the performance of the Portfolio.

EAGLE ASSET CAPITAL APPRECIATION

        In its renewal deliberations for the Portfolio, the Board considered that (1) the management fee for the Portfolio is below the median and average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is above the median and the average expense ratios of its Selected Peer Group, but within one standard deviation of the average, (3) the Portfolio underperformed its benchmark indices for the one-, and two-year periods and most recent quarter, and its Selected Peer Group median for the one-, two-, and five-year periods, but outperformed its benchmark indices for the three-, and five-year periods and its Selected Peer Group for the three-year period, and (4) the Adviser has taken action to address Board concerns about the Portfolio's performance.

        After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Board believes it is appropriate to allow the new portfolio manager put into place in May 2004 a reasonable period of time to manage the Portfolio in order to properly evaluate performance.

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EVERGREEN HEALTH SCIENCES

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and (3) the Portfolio was very recently launched and it is premature to evaluate.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the considerations that caused the Board to originally approve the Portfolio still appear applicable.

EVERGREEN OMEGA

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and (3) the Portfolio was very recently launched and it is premature to evaluate.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the considerations that caused the Board to originally approve the Portfolio still appear applicable.

FMR(SM) DIVERSIFIED MID CAP

        In its renewal deliberations for the Portfolio, the Board considered that (1) the management fee for the Portfolio is below the median and average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is above the median and the average expense ratios of its Selected Peer Group, but within one standard deviation of the average, (3) the Portfolio underperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board, and (4) the Adviser has taken action to address Board concerns about the Portfolio's performance.

        After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Board believes it is appropriate to allow the new portfolio manager put in place in February 2004 a reasonable period of time to manage the Portfolio in order to properly evaluate performance.

GOLDMAN SACHS TOLLKEEPER

        In its renewal deliberations for the Portfolio, the Board considered that (1) the management fee for the Portfolio is above the median and the average of its Selected Peer Group, but within one standard deviation of the average, (2) the expense ratio for the Portfolio is above the median and the average of its Selected Peer Group, but within one standard deviation of the average, (3) the Portfolio underperformed its benchmark indices and Select Peer Group median for the one- and three-year periods, but outperformed its Selected Peer Group median for the two-year period, and (4) the Adviser has taken action to address Board concerns about the Portfolio's performance.

        In response to input from the Board, the Adviser agreed to lower the Portfolio's expense limit, thereby reducing the Portfolio's total expenses. After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the new expense limit is equal to the Selected Peer Group's average expense ratio, (3) to address Board concerns with

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performance, the investment strategy of the Portfolio was revised in April 2004, and (5) the Board believes it is appropriate to allow the Sub-Adviser more time to operate the Portfolio under the new investment strategy before evaluating performance.

HARD ASSETS

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is well below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is well below the median and the average of its Selected Peer Group, and (3) the Portfolio underperformed its style specific benchmark index for the one-, and two-year periods, but outperformed for the three-, and five-year periods. And, the Portfolio underperformed its Selected Peer Group median for all periods represented but the Portfolio outperformed the broad market index for the one-, two-, three-, and five-year periods.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio has provided shareholders with a positive return on their investment and has outperformed the broad market in the annual periods presented.

INTERNATIONAL

        In its renewal deliberations for the Portfolio, the Board considered that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is above the median and the average expense ratios of its Selected Peer Group, but within one standard deviation, and (3) the Portfolio underperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board.

        After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Sub-Advisory Agreement for the Portfolio because, among other considerations, (1) the management fee for the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the portfolio managers have been consistent in their investment approach, focusing on higher quality international securities and the Adviser continues to work with the Sub-Adviser to improve the Portfolio's performance.

JANUS CONTRARIAN

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and (3) the Portfolio outperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been very good.

JENNISON EQUITY OPPORTUNITIES

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and (3) since Jennison assumed responsibility for the Portfolio in August 2002, the Portfolio outperformed its benchmark index and Selected Peer Group median for the one- and, two-year periods.

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        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has improved since Jennison was appointed Sub-Adviser.

JPMORGAN EMERGING MARKETS EQUITY

    In its renewal deliberations for the Portfolio, the Board noted that (1) the unified management fee for the Portfolio is above the median and the average management fees of its Selected Peer Group, but within one standard deviation of the average, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, (3) the Portfolio underperformed its benchmark index and Selected Peer Group median for the periods reviewed by the Board, and (4) the Manager has taken action to address Board concerns about the Portfolio's performance.

    After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group (2) the expense ratio for the Portfolio is competitive with that of its adjusted Selected Peer Group, (3) the Manager continues to monitor the Portfolio and explore alternatives to improve performance, and (4) action has been taken to improve Portfolio performance and the Manager committed to further address performance concerns.

        The Manager further addressed those concerns by recommending the engagement of J.P. Morgan Investment Management Inc. ("JPMorgan") as the portfolio manager. In reaching a decision to engage JPMorgan as the new portfolio manager, the Board, including a majority of the Independent Trustees, considered the performance of the Portfolio for the latest one-, three-, and five-year periods. The Board also considered the performance of a portfolio managed by JPMorgan with a similar investment style to that of the Portfolio. In addition to these considerations, the Board evaluated and discussed other factors, including, but not limited to, the following: (1) the Manager's view that JPMorgan is a well-known management company with a solid investment platform and currently has an alliance partnership with ING; (2) JPMorgan's experience and skill in managing international funds; (3) the nature and quality of the services to be provided by JPMorgan; (4) the fairness of the compensation under the new Portfolio Management Agreement in light of the services to be provided to that of the former portfolio manager, and various industry averages for similar funds; (5) the qualifications of JPMorgan's personnel, portfolio management capabilities and investment methodologies and the history of steady performance of JPMorgan's own retail fund, which is managed according to the JPMorgan style of investing; (6) JPMorgan's operations, compliance program, policies with respect to trade allocation and brokerage practices and proxy voting policies and procedures; (7) JPMorgan's financial condition; (8) the costs for the services to be provided by JPMorgan and the fact that these costs will be paid by the Manager and not directly by the Portfolio; (9) the appropriateness of the selection of JPMorgan and the employment of the new investment strategy in light of the Portfolio's investment objective and its current and prospective investor base; and (10) JPMorgan's Code of Ethics and related procedures for complying therewith. The Board also considered the management fee to be retained by DSI for its oversight and monitoring services that will be provided to the Portfolio.

        During the course of its deliberations, the Board reached the following conclusions regarding JPMorgan and the new portfolio management agreement, among others: (1) JPMorgan is qualified to manage the Portfolio's assets in accordance with the revised investment strategy based in part on JPMorgan's steady performance in its own funds and the success of the JPMorgan investment team based on its consistent investment process and philosophy throughout various market conditions; (2) after reviewing the financial statements of JPMorgan, the Board concluded that JPMorgan has sufficient financial resources available to it to fulfill its commitments to the Portfolio under the new Portfolio Management Agreement; (3) the revised investment strategy would not materially affect the current risk profile of the Portfolio; (4) the Board took into account the complexity and quality of the investment management services utilized by the Portfolio and believes the compensation to be paid by the Manager under the new portfolio management agreement is fair and reasonable in relation to the services to be provided by JPMorgan, the compensation paid to the former portfolio manager and various industry averages for similar funds.

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JPMORGAN SMALL CAP EQUITY

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and (3) the Portfolio underperformed its benchmark index for the one- and two-year periods, but outperformed its benchmark index for the most recent quarter and year-to-date and its Selected Peer Group median for the periods reviewed by the Board.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been good.

JULIUS BAER FOREIGN

        In its renewal deliberations for the Portfolio, the Board considered that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, (3) the Portfolio underperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board, and (4) the Adviser has taken action to address Board concerns about the Portfolio's performance.

        After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Sub-Advisory Agreement for the Portfolio because, among other considerations, (1) the management fee for the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Board believes it is appropriate to allow the new Sub-Adviser put in place in September 2003 a reasonable period of time to manage the Portfolio in order to properly evaluate performance.

LEGG MASON VALUE

        In its renewal deliberations for the Portfolio, the Board considered that (1) the management fee for the Portfolio is equal to the median and average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is above the median and the average expense ratios of its Selected Peer Group, (3) the Portfolio underperformed its benchmark index for the one- and two-year period and its Selected Peer Group median for the two-year period, but slightly outperformed its benchmark index for the three-year period, significantly outperformed its benchmark index for the most recent quarter and outperformed its Selected Peer Group median for the remaining periods reviewed by the Board, and (4) the Adviser has taken action to address Board concerns about the Portfolio's performance.

        After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee of Portfolio is comparable with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has improved since the change in Sub-Adviser.

LIMITED MATURITY BOND

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average of its Selected Peer Group, and (3) the Portfolio outperformed its benchmark index and its Selected Peer Group median for all periods reviewed by the Board.

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        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been good.

LIQUID ASSETS

    In its renewal deliberations for the Portfolio, the Board considered that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average of its Selected Peer Group, and
(3) the Portfolio outperformed its primary benchmark index and its Selected Peer Group median for the two-, three-, and five-year periods.

    After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been good.

MARSICO GROWTH

    In its renewal deliberations for the Portfolio, the Board considered that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) since Marsico assumed responsibility for the Portfolio in December 2002, the Portfolio underperformed its benchmark and Selected Peer Group median for the one-year period, but outperformed for the two-year period.

    After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been reasonable since Marsico assumed responsibility for the Portfolio in December 2002.

MERCURY FOCUS VALUE

    In its renewal deliberations for the Portfolio, the Board considered that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average based on its adjusted Selected Peer Group, and (3) the Portfolio outperformed its benchmark index and Selected Peer Group median for the one- and two-year periods.

    After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been good.

MERCURY LARGE CAP GROWTH

    In its renewal deliberations for the Portfolio, the Board considered that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) the Portfolio underperformed its benchmark for the two-year period and the most recent quarter, but outperformed its benchmark index for the one-year period and its Selected Peer Group median for the one- and two-year periods.

    After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been reasonable.

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MFS MID CAP GROWTH

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) with the exception of the most recent quarter, the Portfolio underperformed its benchmark indices but the Portfolio has outperformed its Selected Peer Group for the one-, and two-year periods.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's recent performance has been improving.

MFS TOTAL RETURN

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) the Portfolio underperformed its blended benchmark index and only slightly underperformed its Selected Peer Group median for the one-, and two-year periods, but outperformed its blended benchmark index and Selected Peer Group median for the three-, and five-year periods.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio has had solid long-term performance.

OPPENHEIMER MAIN STREET

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is above the median and the average of the Portfolio's adjusted Selected Peer Group but within one standard deviation of the average,
(3) the Portfolio underperformed its benchmark indices for the periods presented but the Portfolio's performance has shown recent improvement in comparison to the funds in its Selected Peer Group, and (4) action has been taken to address Board concerns about the Portfolio's performance.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its adjusted Selected Peer Group, and (3) action has been taken to improve the Portfolio's performance by implementing a change in portfolio management and the Manager committed to further address performance concerns.

        The Manager further addressed those concerns by recommending the engagement of OppenheimerFunds, Inc. ("OppenheimerFunds") as the portfolio manager. In reaching a decision to engage OppenheimerFunds as the new portfolio manager, the Board, including a majority of the Independent Trustees, considered the performance of the Portfolio for the latest one-, three-, and five-year periods. The Board also considered the performance of a portfolio managed by OppenheimerFunds with a similar investment style to that of the Portfolio. In addition to these considerations, the Board evaluated and discussed other factors, including, but not limited to, the following: (1) the Manager's view that OppenheimerFunds is a well-known management company with a solid investment platform and currently has an alliance partnership with ING; (2) OppenheimerFunds' experience and skill in managing domestic equity funds; (3) the nature and quality of the services to be provided by OppenheimerFunds; (4) the fairness of the compensation under the new portfolio management agreement in light of the services to be provided to that of the former portfolio manager, and various industry averages for similar funds; (5) the

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qualifications of OppenheimerFunds' personnel, portfolio management capabilities and investment methodologies and the history of steady performance of OppenheimerFunds' own retail fund, which is managed according to the "Oppenheimer Main Street" style of investing ; (6) OppenheimerFunds' operations, compliance program, policies with respect to trade allocation and brokerage practices and proxy voting policies and procedures; (7) OppenheimerFunds' financial condition; (8) the costs for the services to be provided by OppenheimerFunds and the fact that these costs will be paid by the Adviser and not directly by the Portfolio; (9) the appropriateness of the selection of OppenheimerFunds and the employment of the new investment strategy in light of the Portfolio's investment objective and its current and prospective investor base; and (10) OppenheimerFunds' Code of Ethics and related procedures for complying therewith. The Board also considered the management fee to be retained by DSI for its oversight and monitoring services that will be provided to the Portfolio.

        During the course of its deliberations, the Board reached the following conclusions regarding OppenheimerFunds and the new portfolio management agreement, among others: (1) OppenheimerFunds is qualified to manage the Portfolio's assets in accordance with the revised investment strategy based in part on Oppenheimer's steady performance in its own funds and the success of the "Oppenheimer Main Street" team based on its consistent investment process and philosophy throughout various market conditions; (2) after reviewing the financial statements of OppenheimerFunds, the Board concluded that OppenheimerFunds has sufficient financial resources available to it to fulfill its commitments to the Portfolio under the New Portfolio Management Agreement;
(3) the revised investment strategy would not materially affect the current risk profile of the Portfolio; (4) the Board took into account the complexity and quality of the investment management services utilized by the Portfolio and believes the compensation to be paid by the Manager under the new portfolio management agreement is fair and reasonable in relation to the services to be provided by OppenheimerFunds, the compensation paid to the former portfolio manager and various industry averages for similar funds.

PIMCO CORE BOND

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average of its Selected Peer Group, and (3) the Portfolio outperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been very good.

PIMCO HIGH YIELD

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average of its Selected Peer Group, and (3) the Portfolio was very recently launched and it is premature to evaluate.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the considerations that caused the Board to originally approve the Portfolio still appear applicable.

SALOMON BROTHERS ALL CAP

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense

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

ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) the Portfolio underperformed its Selected Peer Group median for the three-year period, but outperformed it for the one-, and two-year periods, and consistently outperformed its benchmark index.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been good.

SALOMON BROTHERS INVESTORS

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) the Portfolio underperformed its benchmark indices and Selected Peer Group median for the one-year period, but outperformed its Selected Peer Group median for the two-year period.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been reasonable.

STOCK INDEX

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) the Portfolio was very recently launched and it is premature to evaluate.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the considerations that caused the Board to originally approve the Portfolio still appear applicable.

T. ROWE PRICE CAPITAL APPRECIATION

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is slightly above the median and the average management fees of its Selected Peer Group, but within one standard deviation of the average, (2) the expense ratio for the Portfolio is equal to the median and below the average of its Selected Peer Group, and (3) the Portfolio outperformed its benchmark indices and Selected Peer Group median for all periods reviewed by the Board.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been very good.

T. ROWE PRICE EQUITY INCOME

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) the Portfolio

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

underperformed its benchmark index for the two-year period and its Selected Peer Group median for the one-, two-, and five-year periods, but outperformed its benchmark index for the one-, three-, and five-year periods and most recent quarter and its Selected Peer Group median for the three-year period and most recent quarter.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been reasonable.

UBS U.S. BALANCED

        In its renewal deliberations for the Portfolio, the Board considered that (1) the management fee for the Portfolio is above the median and average management fees of its Selected Peer Group, but within one standard deviation,
(2) the expense ratio for the Portfolio is above the median and the average expense ratios of its Selected Peer Group, but within one standard deviation, and (3) the Adviser has taken action to address Board concerns about the Portfolio's performance.

        After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee of Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has improved since the change in Sub-Adviser.

VAN KAMPEN EQUITY GROWTH

        In its renewal deliberations for the Portfolio, the Board considered that (1) the management fee for the Portfolio is below the median and average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, (3) the Portfolio underperformed its benchmark index and Selected Peer Group median for the one- and two-year periods and most recent quarter, and
(4) the Adviser has taken action to address Board concerns about the Portfolio's performance.

        After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee of Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Board believes it is appropriate to allow the new portfolio managers put in place in June 2004 a reasonable period of time to manage the Portfolio in order to properly evaluate performance.

VAN KAMPEN GLOBAL FRANCHISE

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average of its Selected Peer Group, and (3) the Portfolio underperformed its benchmark index for the two-year period, but outperformed it for the one-year period and year-to-date and outperformed its Selected Peer Group median for all periods reviewed by the Board.

  After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been good.

VAN KAMPEN GROWTH AND INCOME

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average of its Selected Peer Group, and (3) the Portfolio

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

outperformed its benchmark indices and Selected Peer Group median for the one-, and three-year periods and most recent quarter, its benchmark indices for the five-year period and its Selected Peer Group median for the two-year period.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been good.

VAN KAMPEN REAL ESTATE

        In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average of its Selected Peer Group, and (3) the Portfolio slightly underperformed its benchmark index for the three-, and five-year periods, but outperformed its benchmark index for the one-, and two-year periods and its Selected Peer Group median for the one-, two-, and five-year periods.

        After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been good.

        Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Portfolio Manager is engaged to manage the assets of such Portfolio.

        The Management Agreement continues in effect for an initial two year period and from year to year thereafter with respect to each Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and
(ii) a majority of the Trustees who are not parties to such Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Management Agreement, dated October 24, 1997, as amended May 24, 2002, was last renewed by a majority of the Independent Trustees on September 2, 2004, and was approved by a majority of the shareholders of the Trust at a special meeting of the Trust's shareholders on July 10, 2002. The Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Manager, on 60 days' written notice by either party to the Management Agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.

        Prior to October 24, 1997, DSI served as the manager to the Trust pursuant to a Management Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as manager to the Trust pursuant to a Management Agreement dated October 1, 1993.

        As compensation for its services under the Management Agreement, the Trust pays the Manager a monthly fee (a "unified fee" for all Portfolios except FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities on behalf of which the Trust pays the Manager and the Administrator separately) in arrears and expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:


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


PORTFOLIO                                                                               RATE
ING AIM Mid Cap Growth Portfolio,                                 0.75% first $750 million in combined assets of these
ING Capital Guardian Small/Mid Cap Portfolio (1),                                        Series
ING Eagle Asset Capital Appreciation Portfolio (1),                             0.70% next $1.25 billion
ING Hard Assets Portfolio,                                                      0.65% next $1.5 billion
ING Jennison Equity Opportunities Portfolio,                           0.60% on assets in excess of $3.5 billion
ING T. Rowe Price Capital Appreciation Portfolio,
ING T. Rowe Price Equity Income Portfolio,
ING Van Kampen Growth and Income Portfolio, and
ING Van Kampen Real Estate Portfolio

ING Alliance Mid Cap Growth Portfolio and                         0.85% first $250 million in combined assets of these
ING Marsico Growth Portfolio (2)                                                         Series
                                                                                0.80% next $400 million
                                                                                0.75% next $450 million
                                                                       0.70% on assets in excess of $1.1 billion

ING Capital Guardian U.S. Equities Portfolio (1)                              0.75% on first $500 million
                                                                               0.70% on next $250 million
                                                                               0.65% on next $500 million
                                                                       0.60% on assets in excess of $1.25 billion

ING Capital Guardian Managed Global Portfolio                                 1.00% on first $500 million
                                                                               0.90% on next $250 million
                                                                       0.80% on assets in excess of $500 million

ING Evergreen Health Sciences Portfolio                                     0.75% on the first $500 million
                                                                       0.70% on assets in excess of $500 million

ING Evergreen Omega Portfolio                                               0.60% on the first $750 million
                                                                       0.55% on assets in excess of $750 million

ING FMR(SM) Diversified Mid Cap Portfolio and                      0.75% of first $500 million in combined assets of
ING UBS U.S. Balanced Portfolio (1)                                                   these Series
                                                                          0.70% of next $250 million in assets
                                                                               0.65% of next $500 million
                                                                       0.60% on assets in excess of $1.25 billion

ING FMR(SM) Earnings Growth Portfolio                                         0.62% on first $500 million;
                                                                              0.57% on next $250 million;
                                                                           0.52% on assets over $750 million


ING Goldman Sachs Tollkeeper(SM) Portfolio (1)                            1.35% on first $1 billion in assets
                                                                   1.25% of amount in excess of $1 billion in assets

ING International Portfolio                                              1.00% of first $500 million of assets
                                                                       0.80% on assets in excess of $500 million

ING Janus Contrarian Portfolio (1) and                             0.81% on first $250 million in combined assets of

PORTFOLIO                                                                               RATE
ING Legg Mason Value Portfolio (1)(3)                                                 these Series
                                                                               0.77% on next $400 million
                                                                               0.73% on next $450 million
                                                                       0.67% on assets in excess of $1.1 billion

ING Julius Baer Foreign Portfolio                                              1.00% on first $50 million
                                                                               0.95% on next $200 million
                                                                               0.90% on next $250 million
                                                                       0.85% on assets in excess of $500 million

ING JPMorgan Emerging Markets Equity Portfolio (1)                                       1.25%

ING JPMorgan Small Cap Equity Portfolio                                       0.90% on first $200 million
                                                                               0.85% on next $300 million
                                                                               0.80% on next $250 million
                                                                       0.75% on assets in excess of $750 million

ING JPMorgan Value Opportunities Portfolio                                        0.40% on all assets

ING Limited Maturity Bond Portfolio and                            0.35% on first $200 million in combined assets of
ING Liquid Assets Portfolio                                                           these Series
                                                                               0.30% on next $300 million
                                                                       0.25% on assets in excess of $500 million

ING Marsico International Opportunities Portfolio                                        0.540%

ING Mercury Focus Value Portfolio                                             0.80% on first $500 million
                                                                               0.75% on next $250 million
                                                                               0.70% on next $500 million
                                                                               0.65% on next $750 million
                                                                        0.60% on assets in excess of $2 billion

ING Mercury Large Cap Growth Portfolio (1)                                    0.80% on first $500 million
                                                                               0.75% on next $250 million
                                                                               0.70% on next $500 million
                                                                               0.65% on next $750 million
                                                                        0.60% on assets in excess of $2 billion

ING MFS Mid Cap Growth Portfolio (4),                              0.75% on first $250 million in combined assets in
ING MFS Total Return Portfolio (4), and                                               these Series
ING Oppenheimer Main Street Portfolio(R)(1)(4)                                  0.70% on next $400 million
                                                                                0.65% on next $450 million
                                                                       0.60% on assets in excess of $1.1 billion

ING MFS Utilities Portfolio                                                              0.60%

PORTFOLIO                                                                               RATE
ING PIMCO Core Bond Portfolio                                                 0.75% on first $100 million
                                                                               0.65% on next $100 million
                                                                       0.55% on assets in excess of $200 million

ING PIMCO High Yield Portfolio                                                           0.49%

ING Pioneer Fund Portfolio                                                    0.75% on first $500 million
                                                                               0.70% on next $500 million
                                                                                    0.65% thereafter

ING Pioneer Mid Cap Value Portfolio                                           0.75% on first $500 million
                                                                               0.70% on next $500 million
                                                                                    0.65% thereafter

ING Salomon Brothers All Cap Portfolio and                         0.75% on first $500 million in combined assets of
ING Salomon Brothers Investors Portfolio                                              these Series
                                                                               0.70% on next $250 million
                                                                               0.65% on next $500 million
                                                                       0.60% on assets in excess of $1.25 billion

ING Stock Index Portfolio                                                                0.27%

ING Van Kampen Equity Growth Portfolio                                           0.65% first $1 billion
                                                                        0.60% on assets in excess of $1 billion

ING Van Kampen Global Franchise Portfolio                                       1.00% first $250 million
                                                                                0.90% next $250 million
                                                                       0.75% on assets in excess of $500 million



(1) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.

(2) DSI voluntarily agreed to waive 0.05% of its fee earned on assets in excess of $1.36 billion with respect to ING Marsico Growth Portfolio.

(3) Management fee breakpoints based upon the aggregated assets of ING Janus Contrarian Portfolio and ING Legg Mason Value Portfolio.

(4) Effective January 1, 2002, DSI entered into a Portfolio Management agreement with Massachusetts Financial Services Company ("MFS"), the investment sub-advisor of the MFS Mid Cap Growth, ING MFS Research Portfolio and MFS Total Return Portfolios. The Portfolio Management Agreement between DSI and MFS provides that the portfolio management fee paid to MFS will be calculated based upon the combined assets of the three portfolios managed by MFS, which has resulted in lower total Portfolio Manager fees. As a consequence of the savings realized by DSI under the new Portfolio Management agreement with MFS, DSI has voluntarily agreed to waive a portion of its management fee in connection with each Portfolio managed by MFS. Effective November 8, 2004, the name of ING MFS Research Portfolio was changed to ING Oppenheimer Main Street Portfolio(R). ING Oppenheimer Main Street Portfolio(R) will continue to operate under the terms of the Portfolio Management Agreement. For the year ended December 31, 2004, DSI waived $___, $___ and $__ for ING MFS Mid Cap Growth, ING Oppenheimer Main Street and ING MFS Total Return Portfolios, respectively. This arrangement may be discontinued by DSI at any time.

        Gross fees paid to the Manager under the Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2004, 2003, and 2002 were as follows:

For the fiscal year ended December 31:


PORTFOLIO                                                     2004          2003           2002
ING AIM Mid Cap Growth Portfolio                             $ ___      $  1,200,587   $  1,713,795
ING Alliance Mid Cap Growth Portfolio                          ___         3,038,760      3,263,550
ING Capital Guardian U.S. Equities Portfolio (1)               ___         3,052,061      2,571,200
ING Capital Guardian Managed Global Portfolio                  ___         2,720,882      2,781,297
ING Capital Capital Guardian Small/Mid Cap Portfolio (1)       ___         2,984,748      3,848,754
ING Eagle Asset Capital Appreciation Portfolio (1)             ___         1,253,903      1,649,726
ING Evergreen Health Sciences Portfolio                        ___               N/A            N/A
ING Evergreen Omega Portfolio                                  ___               N/A            N/A
ING FMR(SM) Diversified Mid Cap Portfolio                      ___           912,262        708,159
ING FMR(SM) Earnings Growth Portfolio (2)                      N/A               N/A            N/A
ING Goldman Sachs Tollkeeper(SM) Portfolio(1)                  ___           506,545        188,409
ING Hard Assets Portfolio                                      ___           584,751        474,104
ING International Portfolio                                    ___         1,525,191      1,863,379
ING Janus Contrarian Portfolio (1)                             ___           281,619        256,643
ING Jennison Equity Opportunities Portfolio                    ___         1,982,033      3,023,256
ING JPMorgan Emerging Markets Equity Portfolio (1)             ___         1,129,810      1,279,234
ING JPMorgan Small Cap Equity Portfolio (3)                    ___           328,237         50,787
ING JPMorgan Value Opportunities Portfolio (2)                 N/A               N/A            N/A
ING Julius Baer Foreign Portfolio(3)                           ___           195,736         47,695
ING Legg Mason Value Portfolio (1)                             ___         1,526,514      1,148,928
ING Limited Maturity Bond Portfolio                            ___         1,713,529      2,127,777
ING Liquid Assets Portfolio                                    ___         2,686,836      4,699,853
ING Marsico Growth Portfolio                                   ___         5,560,753      7,712,264
ING Marsico International Opportunities Portfolio (2)          N/A               N/A            N/A
ING Mercury Focus Value Portfolio (3)                          ___           119,787         26,732
ING Mercury Large Cap Growth Portfolio (1)(3)                  ___            76,638         16,476
ING MFS Mid Cap Growth Portfolio                               ___         4,026,704      5,999,395
ING MFS Total Return Portfolio                                 ___         7,319,677      8,053,249
ING MFS Utilities Portfolio (2)                                N/A               N/A            N/A
ING Oppenheimer Main Street Portfolio (1)                      ___         3,773,588      5,571,955
ING PIMCO Core Bond Portfolio                                  ___         3,277,955      1,921,766
ING PIMCO High Yield Portfolio                                 ___               N/A            N/A
ING Pioneer Fund Portfolio (2)                                 N/A               N/A            N/A
ING Pioneer Mid Cap Value Portfolio (2)                        N/A               N/A            N/A
ING Salomon Brothers All Cap Portfolio                         ___         2,411,245      2,630,715
ING Salomon Brothers Investors Portfolio                       ___           823,421        889,843
ING Stock Index Portfolio                                      ___               N/A            N/A
ING T. Rowe Price Capital Appreciation Portfolio               ___         7,842,825      7,290,018
ING T. Rowe Price Equity Income Portfolio                      ___         3,378,378      3,625,987
ING UBS U.S. Balanced Portfolio (1)                            ___           387,232        499,800
ING Van Kampen Equity Growth Portfolio(3)                      ___           141,263         19,966
ING Van Kampen Global Franchise Portfolio(3)                   ___           399,707         73,028
ING Van Kampen Growth and Income Portfolio                     ___         4,423,135      5,947,389
ING Van Kampen Real Estate Portfolio                           ___         1,711,561      1,445,453



(1) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.

(2) Portfolio had not commenced operations as of December 31, 2004, therefore no fees were paid to the Manager under the Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2004, 2003, and 2002.

(3)  Portfolio commenced operations on May 1, 2002.

PORTFOLIO MANAGERS
     The Manager has engaged the services of certain portfolio managers ("Portfolio Managers") to provide portfolio management services to the Portfolios. The Trust, DSI and each Portfolio Manager have entered into Portfolio Management Agreements, which were approved by the Trustees of the Trust and by shareholders of those Portfolios of the Trust that are managed by affiliated Portfolio Managers of the Manager. The Portfolio Manager of Van Kampen Global Franchise Portfolio, Morgan Stanley Investment Management Inc. ("MSIM, Inc."), has entered into a sub-portfolio management agreement with a MSIM, Inc.-affiliated entity, Morgan Stanley Investment Management Limited ("MSIML"), so that MSIM, Inc. may utilize MSIML's services as well as delegate some of its portfolio management responsibilities for the Portfolio to MSIML.


     Pursuant to separate Portfolio Management Agreements, the Manager (and not the Trust) pays each Portfolio Manager for its services a monthly fee in arrears expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:


PORTFOLIO MANAGER                             PORTFOLIO                                  PORTFOLIO MANAGEMENT FEE
----------------------------------------------------------------------------------------------------------------------------------
A I M Capital Management, Inc.                ING AIM Mid Cap Growth Portfolio           0.45% on the  first $50 million
                                                                                         0.40% on the next $450 million;
                                                                                         0.375% on the next $500 million; and
                                                                                         0.35% on assets over $1 billion

Alliance Capital Management L.P.              ING Alliance Mid Cap Growth Portfolio      0.75% on the first $10 million;
                                                                                         0.625% on the next $10 million;
                                                                                         0.50% on the next $20 million;
                                                                                         0.375% on the next $20 million; and
                                                                                         0.25% on assets over of $60
                                                                                             million

Baring International Investment Limited       ING Hard Assets Portfolio                  0.40%

Capital Guardian Trust Company                ING Capital Guardian U.S. Equities         0.50% on the first $150 million;
                                              Portfolio (1)                              0.45% on the next $150 million;
                                                                                         0.35% on the next $200 million; and
                                                                                         0.30% on assets over $500 million

                                                                                         0.65% on the first $150 million;
                                              ING Capital Guardian Managed Global        0.55% on the next $150 million;
                                              Portfolio                                  0.45% on the next $200 million; and
                                                                                         0.40% on assets over $500 million

                                                                                         0.65% on the first $150 million;
                                              ING Capital Capital Guardian               0.50% on the next $150 million;
                                              Small/Mid Cap Portfolio (1)                0.40% on the next $200 million; and
                                                                                         0.35% on assets over $500 million

PORTFOLIO MANAGER                             PORTFOLIO                                  PORTFOLIO MANAGEMENT FEE
----------------------------------------------------------------------------------------------------------------------------------
Eagle Asset Management, Inc.                  ING Eagle Asset Capital Appreciation       0.40% on the first $300 million; and
                                              Portfolio (1)                              0.25% on assets over of $300
                                                                                           million

Evergreen Investment Management Company, LLC  ING Evergreen Health Sciences              0.45% of average daily net assets
                                              Portfolio

                                              ING Evergreen Omega Portfolio              0.30% of average daily net assets

Fidelity Management & Research Company        ING FMR(SM) Diversified Mid Cap            0.50% on the first $250 million;
                                              Portfolio                                  0.40% on the next $500 million; and
                                                                                         0.35% on assets over $750
                                              ING FMR(SM) Earnings Growth Portfolio (2)    million


Goldman Sachs Asset Management, L.P.          ING Goldman Sachs Tollkeeper(SM)           0.55% on the first $100 million; and
                                              Portfolio (1)                              0.50% on assets over $100 million

ING Investment Management Co.                 ING International Portfolio                0.45% on the first $500 million; and
                                                                                         0.36% on assets in over of $500 million

                                              ING Limited Maturity Bond Portfolio (3)    0.1575% on the first $200 million in
                                              and ING Liquid Assets Portfolio (3)          combined assets of these Series;
                                                                                         0.1350% on the next $300 million; and
                                                                                         0.1125% on assets over $500 million.

                                              ING Stock Index Portfolio                  0.1215%

Janus Capital Management LLC                  ING Janus Contrarian Portfolio (1)         0.45% on first $500 million;
                                                                                         0.425% on next $500 million; and
                                                                                         0.40% on assets over $1 billion.

Jennison Associates LLC                       ING Jennison Equity Opportunities          0.50% on the first $50 million;
                                              Portfolio                                  0.475% on the next $150 million;
                                                                                         0.45% on the next $300 million; and
                                                                                         0.40% on the amount in excess
                                                                                           assets over $500 million

PORTFOLIO MANAGER                             PORTFOLIO                                  PORTFOLIO MANAGEMENT FEE
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment Management Inc.        ING JPMorgan Small Cap Equity              0.60% on the first $200 million;
                                              Portfolio                                  0.55% on the next $300 million; and
                                                                                         0.50% on assets over $500 million

                                              ING JPMorgan Value Opportunities           0.40% on the first $50 million;
                                              Portfolio (2)                              0.30% on the next $50 million; and
                                                                                         0.25% on assets over $100 million

                                              ING JPMorgan Emerging Markets Equity       0.60% of the first $75 million;
                                              Portfolio (1)(4)                           0.50% on the next $75 million
                                                                                         0.40% on the next $350 million
                                                                                         0.35% on assets over $500 million

Julius Baer Investment Management LLC         ING Julius Baer Foreign Portfolio (5)      0.45% on the first $500 million; and
                                                                                         0.40% on assets over $500 million

Legg Mason Funds Management, Inc.             ING Legg Mason Value Portfolio (1)(6)      0.70% on the first $50 million;
                                                                                         0.45% on the next $50 million;
                                                                                         0.40% on the next $50 million;
                                                                                         0.35% on the next $50 million;
                                                                                         0.30% on assets over $200 million

Marsico Capital Management, LLC               ING Marsico Growth Portfolio (7)           0.45% on the first $500 million;
                                                                                         0.40% on the next $1 billion; and
                                                                                         0.35% on assets over $1.5 billion

                                              ING Marsico International                  0.45% on the first $500 million;
                                              Opportunities Portfolio (2)                0.40% on the next $1 billion; and
                                                                                         0.35% on assets over $1.5 billion

Massachusetts Financial Services Company      ING MFS Mid-Cap Growth Portfolio (8)       0.35% on the first $500 million;
                                              ING MFS Total Return Portfolio (8)         0.30% on the next $1 billion; and
                                              ING MFS Utilities Portfolio (2)(8)         0.25% on assets over $1.5 billion

Mercury Advisors                              ING Mercury Large Cap Growth               0.50% on the first $500 million;
                                              Portfolio (1)                              0.45% on the next $250 million;
                                                                                         0.40% on the next $500 million; and
                                                                                         0.35% on assets over $1.25 billion

                                              ING Mercury Focus Value Portfolio          0.50% on the first $500 million;
                                                                                         0.45% on the next $250 million;
                                                                                         0.40% on the next $500 million; and
                                                                                         0.35% on assets over $1.25 billion

Morgan Stanley Investment Management Inc.     ING Van Kampen Growth and                  0.50% on the first $100 million;
d/b/a Van Kampen                              Income Portfolio                           0.40% on the next $100 million;
                                                                                         0.30% on the next $100 million;
                                                                                         0.25% on the next $700 million; and
                                                                                         0.20% on assets over $1 billion

                                              ING Van Kampen Real Estate Portfolio       0.50% on the first $200 million; and
                                                                                         0.40% on assets over $200 million

                                                                                         0.65% on first $150 million;
                                              ING Van Kampen Global Franchise            0.55% on next $150 million;
                                              Portfolio                                  0.45% on next $200 million; and
                                                                                         0.40% on assets over $200 million

PORTFOLIO MANAGER                             PORTFOLIO                                  PORTFOLIO MANAGEMENT FEE
--------------------------------------------------------------------------------------------------------------------------------
                                              ING Van Kampen Equity Growth Portfolio     0.45% on the first $100 million; and
                                                                                         0.35% on assets over $100 million

OppenheimerFunds, Inc.                        ING Oppenheimer Main Street Portfolio      0.23% on all assets
                                              (9)(10)
Pacific Investment Management Company LLC                                                0.25%
                                              ING PIMCO Core Bond Portfolio
                                              ING PIMCO High Yield Portfolio (3)


Pioneer Investment Management, Inc.           ING Pioneer Fund Portfolio (2)             0.40% on first $500 million;
                                                                                         0.35% on next $500 million; and
                                              ING Pioneer Mid Cap Value Portfolio (2)    0.30% on assets over $1 billion.

Salomon Brothers Asset Management Inc         ING Salomon Brothers Investors             0.43% on first $150 million;
                                              Portfolio (8)(11)                          0.40% on next $350 million; and
                                              ING Salomon Brothers All Cap               0.35% on assets over $500 million
                                              Portfolio (8)(11)

T. Rowe Price Associates                      ING T. Rowe Price Capital                  0.50% of first $250 million;
                                              Appreciation Portfolio (12)                0.40% of next $250 million;
                                                                                         0.40% on all assets once assets reach
                                                                                         $500 million up to $1 billion; and 0.35%
                                                                                         thereafter

                                              ING T. Rowe Price Equity Income            0.40% of first $250 million;
                                              Portfolio (12)                             0.375% on next $250 million; and
                                                                                         0.35% on assets over $500 million

UBS Global Asset Management                   ING UBS U.S. Balanced Portfolio (1)        0.50% on the first $50 million;
                                                                                         0.40% on the next $50 million; and
                                                                                         0.35% on assets over $100 million



     (1) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio. As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio, ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.

     (2)  The Portfolio has not commenced operations as of the date of this SAI.

     (3) Subject to a minimum annual fee of $35,000 (payable at the end of each calendar year) starting from the time Sub-Adviser renders investment services for the assets of the Series, and this amount shall be prorated for any portion of a year in which the Sub-Advisory Agreement is not in effect or during which the obligation to pay this minimum fee has not commenced.

     (4) J.P. Morgan Investment Management Inc. serves as the Portfolio Manager to ING JPMorgan Emerging Markets Equity Portfolio. ING Investment Management Advisors B.V. served as the Portfolio Manager to ING Developing World Portfolio from March 1, 2004 through May 1, 2005. Baring International Investment Limited served as the portfolio manager from March 1, 1999 through February 29, 2004. Assets of ING JPMorgan Emerging Markets Equity Portfolio will be aggregated with the assets of ING VP Emerging Markets Portfolio.

     (5) For purposes of calculating fees under the portfolio management agreement with Julius Baer Investment Management LLC, the assets of the Portfolio will be aggregated with the assets of ING Foreign Fund, a series of ING Mutual Funds, which is not a party to this portfolio management agreement. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two funds and their respective investment adviser based on relative net assets.

     (6) Legg Mason Funds Management, Inc. serves as the Portfolio Manager to ING Legg Mason Value Portfolio (formerly known as ING Janus Growth and Income Portfolio) as of May 3, 2004. Janus Capital Management LLC served as portfolio manager from October 2, 2000 through April 30, 2004.

     (7) Fee based on aggregated assets of ING Marsico Growth Portfolio and ING Marsico International Opportunities Portfolio.

     (8) Assets will be aggregated with the assets of ING MFS Mid Cap Growth, ING MFS Total Return, and ING MFS Utilities Portfolios, and ING MFS Capital Opportunities Portfolio, in calculating the Portfolio Manager's fee at the above-stated rate.

     (9) OppenheimerFunds, Inc. serves as the Portfolio Manager to ING Oppenheimer Main Street Portfolio(R) (formerly known as ING MFS Research Portfolio) as of November 8, 2004. Massachusetts Financial Services Company served as portfolio manager from August 10, 1998 through November 5, 2004.

     (10) The assets of ING Oppenheimer Main Street Portfolio(R) are aggregated with those of ING Oppenheimer Global Portfolio and ING Oppenheimer Strategic Income Portfolio, two series managed by an affiliate of DSI and sub-advised by OppenheimerFunds, Inc. If the combined aggregate assets levels fail to exceed $1 billion for all combined Portfolios sub-advised to OppenheimerFunds, Inc., such fee will revert to 0.30% on all assets.

     (11) For purposes of determining breakpoint discounts to the portfolio management fee, the assets of ING Salomon Brothers Investors and ING Salomon Brothers All Cap Portfolios are aggregated with those of ING Salomon Brothers Investors Value and ING Salomon Brothers Capital Portfolios, a series managed by an affiliate of DSI and sub-advised by Salomon Brothers Asset Management, Inc.

     (12) The fees payable under the Portfolio Management Agreement are subject to a preferred provider discount. For purposes of this discount, the assets of the Series will be aggregated with those of ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING T. Rowe Price Growth Equity Portfolio (the "IPI Portfolios"), each a series of ING Partners, Inc. that is managed by an affiliate of the Manager and sub-advised by the Portfolio Manager. The discount will be calculated based on the aggregate assets of the Series and the IPI Portfolios as follows, and will be applied to any fees payable by a Series.

               - Aggregate assets between $750 million and $1.5 billion = 5% discount

               - Aggregate assets between $1.5 billion and $3.0 billion = 7.5% discount

               -    Aggregate assets greater than $3.0 billion = 10% discount

        Gross fees paid by the Manager to each Portfolio Manager for the fiscal years ended December 31, 2004, 2003, and 2002 were as follows:



                                                                                FISCAL YEAR ENDED

PORTFOLIO MANAGER                                                  2004                2003           2002

A I M CAPITAL MANAGEMENT, INC
ING AIM Mid Cap Growth Portfolio                                                   $     847,398   $     957,553
ING Jennison Equity Opportunities Portfolio (1)                                              N/A   $   1,085,894

ALLIANCE CAPITAL MANAGEMENT, LLP
ING Alliance Mid Cap Growth Portfolio                                              $   1,127,263   $   1,023,131

BARING INTERNATIONAL INVESTMENT LIMITED
ING Hard Assets Portfolio                                                          $     343,219   $     231,701
ING JPMorgan Emerging Markets Equity Portfolio (2)(3)                              $     677,886   $     693,634

CAPITAL GUARDIAN TRUST COMPANY
ING Capital Guardian Managed Global Portfolio                                      $   1,638,449   $   1,474,456
ING Capital Guardian Small/Mid Cap Portfolio (3)                                   $   2,270,239   $   2,330,327
ING Capital Guardian U.S. Equities Portfolio (3)                                   $   1,796,091   $   1,361,532

EAGLE ASSET MANAGEMENT, INC
ING Eagle Asset Capital Appreciation Portfolio (3)                                 $     734,346   $     782,256

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
ING Evergreen Health Sciences Portfolio                                                      N/A             N/A
ING Evergreen Omega Portfolio                                                                N/A             N/A

FIDELITY MANAGEMENT & RESEARCH COMPANY
ING UBS U.S. Balanced Portfolio (3)(5)                                             $      73,258   $     275,997

ING FMR(SM) Diversified Mid Cap Portfolio                                          $     608,175   $     398,622
ING FMR(SM) Earnings Growth Portfolio (6)                                N/A                 N/A             N/A

GOLDMAN SACHS ASSET MANAGEMENT
ING Goldman Sachs Tollkeeper(SM) Portfolio (3)                                     $     300,761   $     103,446

ING INVESTMENT MANAGEMENT CO.
ING International Portfolio (7)                                                    $     328,082             N/A
ING Limited Maturity Bond Portfolio (8)                                            $     341,809             N/A
ING Liquid Assets Portfolio (9)                                                    $     317,114             N/A
ING Stock Index Portfolio                                                                    N/A             N/A

ING INVESTMENT MANAGEMENT LLC
ING Limited Maturity Bond Portfolio (8)                                  N/A       $     729,303   $     917,412
ING Liquid Assets Portfolio (9)                                          N/A       $     722,293   $   1,182,924

ING INVESTMENTS, LLC
ING International Portfolio (7)                                          N/A       $     599,875   $   1,033,199

JANUS CAPITAL MANAGEMENT LLC
ING Marsico Growth Portfolio (10)                                        N/A                 N/A   $   3,700,320
ING Legg Mason Value Portfolio (11)                                                $     949,179   $     629,913
ING Janus Contrarian Portfolio (3)                                                 $     182,522   $     139,699

JENNISON ASSOCIATES LLC
ING Jennison Equity Opportunities Portfolio (1)                                    $   1,368,372   $     571,540

J.P. MORGAN INVESTMENT MANAGEMENT INC
ING JPMorgan Emerging Markets Equity Portfolio (3)                                           N/A             N/A
ING JPMorgan Small Cap Equity Portfolio (11)                                       $     218,826   $      33,858
ING JPMorgan Value Opportunities Portfolio (6)                           N/A                 N/A             N/A

J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON) LIMITED
ING Julius Baer Foreign Portfolio (11)(13)                               N/A       $      58,247   $      28,617

JULIUS BAER INVESTMENT MANAGEMENT LLC
ING Julius Baer Foreign Portfolio (13)                                             $      44,396             N/A

KAYNE ANDERSON RUDNICK INVESTMENT MANAGEMENT, LLC
ING Van Kampen Growth and Income Portfolio                                                   N/A   $     193,043 (14)

LEGG MASON FUNDS MANAGEMENT, INC
ING Legg Mason Value Portfolio (11)                                                $     949,179   $     629,913

MARSICO CAPITAL MANAGEMENT LLC
ING Marsico Growth Portfolio (15)                                                                  $     137,400
ING Marsico International Opportunities Portfolio (6)                    N/A                 N/A             N/A

MASSACHUSETTS FINANCIAL SERVICES COMPANY
ING Oppenheimer Main Street Portfolio(R)(3)(4)                                     $   1,675,310       $   1,953,791
ING MFS Mid-Cap Growth Portfolio                                                   $   1,787,061       $   2,069,303
ING MFS Total Return Portfolio                                                     $   3,249,118       $   2,858,828

ING MFS Utilities Portfolio (6)                                          N/A                 N/A             N/A

MERCURY ADVISORS
ING Mercury Large Cap Growth Portfolio (3)(12)                                     $      47,898   $      10,298
ING Mercury Focus Value Portfolio (12)                                             $      74,867   $      16,707

MORGAN STANLEY INVESTMENT MANAGEMENT INC. D/B/A VAN KAMPEN
ING Van Kampen Real Estate Portfolio                                               $   1,201,685   $     850,715
ING Van Kampen Growth and Income Portfolio (16)                                    $   2,069,379   $   2,010,051

OPPENHEIMERFUNDS, INC
ING Oppenheimer Main Street Portfolio(R)(3)(4)                           N/A                 N/A             N/A

PACIFIC INVESTMENT MANAGEMENT LLC
ING PIMCO Core Bond Portfolio                                                      $   1,353,617   $     632,452
ING PIMCO High Yield Portfolio                                                               N/A             N/A

PIONEER INVESTMENT MANAGEMENT, INC.
ING Pioneer Fund Portfolio (6)                                           N/A                 N/A             N/A
ING Pioneer Mid Cap Value Portfolio (6)                                  N/A                 N/A             N/A

SALOMON BROTHERS ASSET MANAGEMENT INC.
ING Salomon Brothers Investors Portfolio                                           $     459,044   $     413,509
ING Salomon Brothers All Cap Portfolio                                             $   1,412,071   $   1,287,722

T. ROWE PRICE ASSOCIATES, INC.
ING T. Rowe Price Capital Appreciation Portfolio                                   $   4,408,016   $   3,406,225
ING T. Rowe Price Equity Income Portfolio                                          $   1,884,203   $   1,667,883

UBS ASSET MANAGEMENT (AMERICAS) INC.
ING UBS U.S. Balanced Portfolio (3)(4)                                             $     180,971             N/A



----------
(1) A I M Capital Management, Inc. sub-advised ING Jennison Equity Opportunities Portfolio from January 1, 2002 through July 31, 2002 while Jennison Associates LLC has sub-advised this Portfolio since August 1, 2002.

(2) Effective May 1, 2005, the Portfolio is sub-advised by J.P. Morgan Investment Management Inc. Prior to March 1, 2004, Baring International Investment Limited served as portfolio manager and received the fees set out in the table above for the period ended December 31, 2003. Prior to May 1, 2005, the Portfolio was managed by ING Investment Management Advisors B.V.

(3) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.

(4) Effective May 1, 2003, UBS Asset Management Inc. is the Portfolio Manager for ING UBS U.S. Balanced Portfolio. Prior to May 1, 2003, Fidelity Management and Research Company was the Portfolio Manager for ING UBS U.S. Balanced Portfolio.

(5) Effective November 8, 2004, ING Oppenheimer Main Street Portfolio(R) is sub-advised by OppenheimerFunds, Inc. From August 10, 1998 through November 5, 2004, the Portfolio was sub-advised by Massachusetts Financial Services Company. ING MFS Reseach Portfolio is known as ING Oppenheimer Main Street Portfolio(R).

(6) Because the Portfolio did not commence operations as of December 31, 2004, the Manager did not pay any fees to the Portfolio Manager for the fiscal years ended December 31, 2004, 2003, and 2002.

(7) Effective September 2, 2003, the Portfolio is sub-advised by ING Investment Management Co. Prior to September 2, 2003, ING International Portfolio was sub-advised by ING Investments, LLC, which received the fees set out in the table above for the period ended December 31, 2002.

(8) Prior to September 2, 2003, the ING Limited Maturity Bond Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended December 31, 2002.

(9) Effective September 2, 2003, the Portfolio is sub-advised by ING Investment Management Co. Prior to September 2, 2003, the ING Liquid Assets Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended December 31, 2002.

(10) Janus Capital Management LLC sub-advised this Portfolio from January 1, 2002 through December 13, 2002 and received the fees set out in the table above for the period ended December 31, 2002.

(11) Effective May 3, 2004, ING Legg Mason Value Portfolio is managed by Legg Mason Funds Management, Inc. Prior to May 3, 2004, ING Legg Mason Value Portfolio was known as ING Janus Growth and Income Portfolio. Janus Capital Management LLC served as portfolio manager and received the fees set out in the table above for the period ended December 31, 2003.

(12) Portfolio commenced operations on May 1, 2002.

(13) Effective September 2, 2003, ING Julius Baer Foreign Portfolio is sub-advised by Julius Baer Investment Management LLC. Prior to September 2, 2003, ING Julius Baer Foreign Portfolio was known as ING JPMorgan Fleming International Enhanced EAFE Portfolio and was sub-advised by J.P. Morgan Fleming Asset Management (London) Limited, which received the fees set out in the table above for the period ended December 31, 2002.

(14) For the period from January 1, 2002 through January 29, 2002.

(15) Marsico Capital Management LLC has served as the Portfolio Manager since December 14, 2002.

(16) Van Kampen sub-advised this Portfolio from January 30, 2002 through December 31, 2002.

EXPENSE LIMITATION AGREEMENT

        The Manager has entered into an expense limitation agreement with the Portfolios listed below pursuant to which the Manager has agreed to waive or limit its fees. In connection with this agreement, the Manager will assume other expenses so that the total annual ordinary operating expenses of the Portfolios listed below (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Manager) do not exceed the limits set forth below of the Portfolio's average daily net assets, subject to possible recoupment by the Manager within three years.



                         PORTFOLIO                           SERVICE 2     CLASS I    CLASS S
      ----------------------------------------------------  -----------   ---------  ---------
      ING FMR(SM) Earnings Growth Portfolio                    1.15%        0.75%      1.00%
      ING Goldman Sachs Tollkeeper(SM) Portfolio               1.55%        1.15%      1.40%
      ING JPMorgan Value Opportunities Portfolio               0.93%        0.53%      0.78%
      ING Marsico International Opportunities Portfolio        1.08%        0.68%      0.93%
      ING MFS Utilities Portfolio                              1.20%        0.80%      1.05%
      ING Pioneer Fund Portfolio                               1.15%        0.75%      1.00%
      ING Pioneer Mid Cap Value Portfolio                      1.15%        0.75%      1.00%



        The expense limitation agreement provides that the expense limitation shall continue until December 31, 2005. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Manager provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days' prior written notice to the Manager at its principal place of business.

ADMINISTRATION

    ING Funds Services ("Administrator") serves as Administrator for FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios pursuant to the administration agreement with the Trust. Its principal place of business is 7337 Doubletree Ranch Road,

Scottsdale Arizona. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios, except for those services performed by the Manager under the Management Agreement, the Portfolio Managers under the respective portfolio management agreements, if applicable, the custodian for the FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement and such other service providers as may be retained by FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios from time to time. The Administrator acts as a liaison among these service providers to FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios. ING Funds Services also furnishes FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The Administrator is also responsible for ensuring that FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios operate in compliance with applicable legal requirements.

    The administration agreement with ING Funds Services may be cancelled by the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days' written notice to the Trust.

    During periods when FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios invest directly in investment securities, each pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. The Administrator is a wholly owned subsidiary of ING Groep, N.V. and the immediate parent company of the Manager.

    The Administrator did not receive any fees on behalf of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities and MFS Utilities Portfolios because these Portfolios had not commenced operations as of the fiscal year ended December 31, 2004.


DISTRIBUTION OF TRUST SHARES
    DSI serves as the Portfolio's Distributor and Principal Underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI also serves as Manager to the Trust and therefore is an affiliate to the Trust.


    The Trustees have classified shares of each of the Portfolios into three classes: Institutional Class ("Class I") shares; Service Class ("Class S") shares; and Service 2 Class ("Service 2") shares. PIMCO High Yield offers only two classes of shares: Class S and Service 2. Stock Index offers Class I shares only. Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, the Class I, Class S and Service 2 shares have the features described below:


    The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

    The Class S shares are not subject to an initial sales charge, contingent deferred sales charge or Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.


    The Service 2 shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. DSI has agreed to waive a portion of the distribution fee for Service 2 shares. The expense waiver will continue through at least December 31, 2004, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

        DISTRIBUTION PLAN

    The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") on behalf of the Service 2 shares of the Portfolios (the "12b-1 Portfolios").

    The Plan provides that the Service 2 shares of the 12b-1 Portfolios shall pay a distribution fee (the "Distribution Fee"), for distribution services including payments to DSI, the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

    Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). The Service 2 shares of the 12b-1 Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each 12b-1 Portfolio's Service 2 shares are entitled to exclusive voting rights with respect to matters concerning the Plan.

    The Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios' investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the 12b-1 Portfolios' accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the 12b-1 Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

    The Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios. These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios' shares, an enhancement in the 12b-1 Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.


    As of fiscal year ended December 31, 2004, Service 2 shares of the PIMCO High Yield and Limited Maturity Bond Portfolios were not yet offered. As a result, no payments for these two Portfolios were made under the Plan during 2004.


        SHAREHOLDER SERVICING AGREEMENT


    Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (the "Shareholder Servicing Agreement") on behalf of the Class S and Service 2 shares of the Trust. Under the Shareholder Services Agreement, DSI (the "Shareholder Services Agent") has agreed to provide certain services including, but not limited to, the following:


    Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolios; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolios; and provide such other related services as the Portfolios or a shareholder may request. The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.


    In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Servicing Agreement, the Shareholder Servicing Agent receives from each 12b-1 Portfolio's Service 2 and Class S shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio's shares.

    For the fiscal year ended December 31, 2004, the Shareholder Services Agent received fees from Service 2 and Class S shares of the Portfolios in the amounts set forth below. Additionally, the Distributor received distribution fees in connection with the costs of promotion and distribution-related expenses for the Service 2 shares of the Portfolios for the fiscal period ended December 31, 2004 as set forth below. The Distributor in turn re-allocated the 12b-1 fees it received to various affiliated Insurance Companies who offer Service 2 shares through variable annuity or variable life insurance or other qualified retirement plan products.

    Because FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Pioneer Fund, and Pioneer MidCap Value Portfolios had not commenced operations as of December 31, 2004, payments have not been made under the Distribution Plan and Shareholder Services Agreement.


                       DISTRIBUTION FEES (12B-1 PLAN)


ING AIM MID CAP GROWTH PORTFOLIO                                                SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING ALLIANCE MID CAP GROWTH PORTFOLIO                                           SERVICE 2   CLASS I     CLASS S
Advertising

Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO                                   SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total


ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO (1)                                SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (1)                                SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

ING EAGLE ASSET VALUE EQUITY PORTFOLIO (1)                                      SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING EVERGREEN HEALTH SCIENCES PORTFOLIO                                         SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING EVERGREEN OMEGA PORTFOLIO
Advertising
Printing

Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO                                       SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING GOLDMAN SACHS TOLLKEEPER PORTFOLIO (1)                                      SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING HARD ASSETS PORTFOLIO                                                       SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING INTERNATIONAL PORTFOLIO                                                     SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING JANUS CONTRARIAN PORTFOLIO (1)                                              SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO                                     SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions

Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (1)                              SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                                         SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING JULIUS BAER FOREIGN PORTFOLIO                                               SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING LEGG MASON VALUE PORTFOLIO (1)                                              SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING LIMITED MATURITY BOND PORTFOLIO                                             SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING LIQUID ASSETS PORTFOLIO                                                     SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing

Miscellaneous
                                                                                --------------------------------------
Total

ING MARSICO GROWTH PORTFOLIO                                                    SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING MERCURY FOCUS VALUE PORTFOLIO                                               SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING MERCURY LARGE CAP GROWTH PORTFOLIO (1)                                      SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING MFS MID CAP GROWTH PORTFOLIO                                                SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING MFS TOTAL RETURN PORTFOLIO                                                  SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING OPPENHEIMER MAIN STREET PORTFOLIO (1)                                       SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous

Total

ING PIMCO CORE BOND PORTFOLIO                                                   SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING PIMCO HIGH YIELD PORTFOLIO                                                  SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

ING SALOMON BROTHERS ALL CAP PORTFOLIO                                          SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING SALOMON BROTHERS INVESTORS PORTFOLIO                                        SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING STOCK INDEX PORTFOLIO                                                       SERVICE 2   CLASS I     CLASS S
Advertising                                                                         N/A                 N/A
Printing                                                                            N/A                 N/A
Salaries & Commissions                                                              N/A                 N/A
Broker Servicing                                                                    N/A                 N/A
Miscellaneous                                                                       N/A                 N/A
                                                                                --------------------------------------
Total                                                                               N/A                 N/A

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO                                SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                                       SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING UBS U.S. BALANCED PORTFOLIO (1)                                             SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO                                          SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                                       SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO                                      SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

ING VAN KAMPEN REAL ESTATE PORTFOLIO                                            SERVICE 2   CLASS I     CLASS S
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
                                                                                --------------------------------------
Total

    (1) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.



                                                                     SHAREHOLDER SERVICES AGREEMENT
---------------------------------------------------------------------------------------------------
                            PORTFOLIOS                                   2004     2003     2002
---------------------------------------------------------------------------------------------------
ING AIM MID CAP GROWTH PORTFOLIO
Service 2
Class S

ING ALLIANCE MID CAP GROWTH PORTFOLIO
Service 2
Class S

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (1)
Service 2
Class S

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO
Service 2
Class S

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO (1)
Service 2
Class S

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO (1)
Service 2
Class S

ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Service 2
Class S

ING EVERGREEN OMEGA PORTFOLIO
Service 2
Class S

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
Service 2
Class S

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO (1)
Service 2
Class S

ING HARD ASSETS PORTFOLIO
Service 2
Class S

ING INTERNATIONAL PORTFOLIO
Service 2
Class S

ING JANUS CONTRARIAN PORTFOLIO (1)
Service 2
Class S

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO
Service 2
Class S

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Service 2
Class S

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
Service 2

                            PORTFOLIOS                               SHAREHOLDER SERVICES AGREEMENT
---------------------------------------------------------------------------------------------------
Class S

ING JULIUS BAER FOREIGN PORTFOLIO
Service 2
Class S

ING LEGG MASON VALUE PORTFOLIO (1)
Service 2
Class S

ING LIMITED MATURITY BOND PORTFOLIO
Service 2
Class S

ING LIQUID ASSETS PORTFOLIO
Service 2
Class S

ING MARSICO GROWTH PORTFOLIO
Service 2
Class S

ING MERCURY FOCUS VALUE PORTFOLIO
Service 2
Class S

ING MERCURY LARGE CAP GROWTH PORTFOLIO (1)
Service 2
Class S

ING MFS MID CAP GROWTH PORTFOLIO
Service 2
Class S

ING MFS TOTAL RETURN PORTFOLIO
Service 2
Class S

ING OPPENHEIMER MAIN STREET PORTFOLIO(R) (1)
Service 2
Class S

ING PIMCO CORE BOND PORTFOLIO
Service 2
Class S

ING PIMCO HIGH YIELD PORTFOLIO
Service 2
Class S

ING SALOMON BROTHERS ALL CAP PORTFOLIO
Service 2
Class S

ING SALOMON BROTHERS INVESTORS PORTFOLIO
Service 2
Class S

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Service 2
Class S

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Service 2
Class S

                            PORTFOLIOS                               SHAREHOLDER SERVICES AGREEMENT
---------------------------------------------------------------------------------------------------
ING UBS U.S. BALANCED PORTFOLIO (1)
Service 2
Class S

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
Service 2
Class S

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
Service 2
Class S

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Service 2
Class S

ING VAN KAMPEN REAL ESTATE PORTFOLIO
Service 2
Class S



(1)As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio. As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer
   Main Street Portfolio(R). As of May 1, 2005, ING Capital Guaridan Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio;
   ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.

    In addition to paying fees under the Plan and Shareholder Service Agreement discussed above, DSI, out of its own resources, may pay additional compensation to affiliated and non-affiliated insurance companies that offer variable life and variable annuity contracts ("variable contracts") for which the Portfolios serve as underlying investment options, based upon an annual percentage of the average net assets held in the Portfolios by those companies. DSI may pay this compensation for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive, or other payments may be made as an incentive, for insurance companies to make the Portfolios available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios. These additional payments are not disclosed in a Portfolio's Expense Table in the Prospectus. DSI does not receive any separate fees from the Portfolios for making these payments.


    More particularly, DSI may enter into participation or service agreements with insurance companies under which it makes payments for administrative and other services provided to contract holders who have selected a Portfolio as an investment option under their variable contract or to qualified plan participants, if the Portfolio sells to qualified plans. DSI has entered into participation or service arrangements with two affiliated insurance companies, ING Life Insurance and Security Life of Denver Insurance Company, and Southland Life Insurance Company, under which it pays these insurers fees at an annual rate of up to 25 basis points, computed based on assets attributable to contract holders with interests in the Portfolios through these insurers, for administrative services provided to the Portfolios.


    The insurance companies through which investors hold shares of the Portfolios also may pay fees in connection with distribution of variable contracts and for services provided to contract owners and/or qualified plan participants. None of the Portfolios, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments.

    The Distributor also may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. Payment arrangements are generally structured in one of three ways: (1) as a percentage of net assets; (2) as a fixed dollar amount; or (3) as a percentage of gross sales. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% of the value of the Portfolio's shares sold by the dealer during a particular period, and (2) 0.20% per annum of the value of the Portfolio's shares held by the dealer's customers.

CODE OF ETHICS


        The Portfolios, the Manager, the Portfolio Managers and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios' Compliance Officer his or her designee and to report all transactions on a regular basis. The Portfolio Managers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.


DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES


    The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

    In addition, the Portfolios post their complete portfolio holdings schedule on ING's website (www.ingfunds.com) a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The complete portfolio holdings schedule is as of the preceding quarter-end (e.g.. the Portfolios will post the quarter-ending June 30 holdings on August 1).

    The Portfolios also compile a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of the month. The Top Ten holdings information is as of the last day of the previous month.

    Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual reports, or view them on ING's website, the Portfolios' complete portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

    Other than in regulatory filings or on ING's website, the Portfolios may provide their complete portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Specifically, the Portfolios' disclosure of their portfolio holdings may include disclosure:

    -   To the Portfolios' auditors for use in providing audit opinions;
    - To financial printers for the purpose of preparing the Portfolios' regulatory filings;
    -   For the purpose of due diligence regarding a merger or acquisition;
    - To a new adviser or Portfolio Manager prior to the commencement of its management of the Portfolios;
    - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's;
    - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolios;
    - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or
    - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios' shareholders.

    In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

    The Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of the Portfolios' shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' Manager, Portfolio Manager, principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' sub-administrator (or administrator, as the case may be) to implement the Board's policies and direct administrator to document the expected benefit to shareholders. Among other considerations, the sub-administrator (or administrator, as the case may be) is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Portfolio's shareholders. Similarly, the sub-administrator (or administrator, as the case may be) is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Manager, Portfolio Manager, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolio's sub-administrator (or administrator, as the case may be) to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' sub-administrator (or administrator, as the case may be) reports quarterly to the Board regarding the implementation of the Policies.

    The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' full portfolio holdings:



                                                                                     TIME LAG BETWEEN
                                                                                   DATE OF INFORMATION
                                                                                          AND DATE
                                                                                        INFORMATION
PARTY                                 PURPOSE                   FREQUENCY                 RELEASED
------------------------------------------------------------------------------------------------------
Morningstar, Inc.            Fund Rating & Ranking      Monthly                    None

Lipper                       Fund Rating & Ranking      Monthly                    None

Thomson Financial            Fund Rating & Ranking      Monthly                    None

Standard & Poor's            Fund Rating & Ranking      Monthly                    30-45 days

Institutional Shareholder    Proxy Voting
Services, Inc.               & Class Action Services    Daily                      None

Charles River Development    Compliance                 Daily                      None



    All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the Manager, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.


PROXY VOTING PROCEDURES


    The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Manager the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Manager, the Board has also approved the Manager's proxy voting procedures, which require the Manager to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of the Manager, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS


    Investment decisions for each Portfolio are made by the Portfolio Manager of each Portfolio. Each Portfolio Manager has investment advisory clients other than the Portfolio. A particular security may be bought or sold by a Portfolio Manager for clients even though it could have been bought or sold for other clients at the same time. In the event that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner deemed fair and reasonable by the Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Portfolio Manager, and the results of such allocations, are subject to periodic review by the Trust's Manager and Board. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.


BROKERAGE AND RESEARCH SERVICES


    The Portfolio Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts for a Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the Portfolio Manager will attempt to obtain the best execution for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, confidentiality, including trade anonymity, the quality of the service, the difficulty of execution and operational facilities of the firms involved, capital commitment, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on U.S. stock exchanges for the account of the Trust, the Portfolio Manager may pay higher commission rates than the lowest available when the Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Portfolio Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, in cases where there is no stated commission, the price will include an undisclosed commission or markup. There is generally no stated commission in the case of fixed income securities, which are generally traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.

    As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Portfolio Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Portfolio Manager, commissions for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Manager or the Portfolio Manager may also take into account the quality of the research and related services that can be provided by a broker-dealer, provided that the Manager or Portfolio Managers make a good faith determination that the brokerage commissions paid by the Portfolio are reasonable in light of research and other products and services the broker-dealer provides.

    It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers that execute portfolio transactions for the clients of the manager. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, the Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Portfolio Manager places the Portfolio's portfolio transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and the Manager or Portfolio Manager does not bear the expense of these services of provided by a broker-dealer that executes trades for a Portfolio, and the management fee paid to the Manager or portfolio management fee paid to a Portfolio Manager is not reduced because of the receipt of research services received in this fashion. The Portfolio Manager may also receive research or research credits from brokers that are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. Some of these services may be of value to the Portfolio Manager and its affiliates in advising its various clients (including the Portfolio), although not all of these research services received by the Manager or the Portfolio Manager will necessarily be useful and of value in managing a Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by the Manager or a Portfolio Manager for the execution of securities transactions for a Portfolio.

    Portfolio transactions may be executed by brokers affiliated with the ING Groep N.V. or the Investment Adviser or Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

    For the fiscal year ended December 31, 2004, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers because of research services:



       PORTFOLIO                                               COMMISSIONS PAID ON TOTAL TRANSACTIONS
       ---------                                               --------------------------------------
       ING AIM Mid Cap Growth Portfolio
       ING Alliance Mid Cap Growth Portfolio
       ING Capital Guardian U.S. Equities Portfolio (1)
       ING Capital Guardian Managed Global Portfolio
       ING Capital Guardian Small/Mid Cap Portfolio (1)
       ING Eagle Asset Capital Appreciation Portfolio (1)
       ING Evergreen Health Sciences Portfolio
       ING Evergreen Omega Portfolio
       ING FMR(SM) Diversified Mid Cap Portfolio
       ING FMR(SM) Earnings Growth Portfolio (2)                               N/A
       ING Goldman Sachs Internet Tollkeeper(SM) Portfolio (1)
       ING Hard Assets Portfolio

       ING International Portfolio
       ING Janus Contrarian Portfolio (1)
       ING Jennison Equity Opportunities Portfolio
       ING JPMorgan Emerging Markets Equity Portfolio (1)
       ING JPMorgan Value Opportunities Portfolio (2)                          N/A
       ING JPMorgan Small Cap Equity Portfolio
       ING Julius Baer Foreign Portfolio
       ING Legg Mason Value Portfolio (1)
       ING Limited Maturity Bond Portfolio
       ING Liquid Assets Portfolio
       ING Marsico Growth Portfolio
       ING Marsico International Opportunities Portfolio (2)                   N/A
       ING Mercury Focus Value Portfolio
       ING Mercury Large Cap Growth Portfolio (1)
       ING MFS Mid Cap Growth Portfolio
       ING MFS Total Return Portfolio
       ING MFS Utilities Portfolio (2)                                         N/A
       ING Oppenheimer Main Street Portfolio(R)(1)
       ING PIMCO Core Bond Portfolio
       ING PIMCO High Yield Portfolio
       ING Pioneer Fund Portfolio (2)                                          N/A
       ING Pioneer Mid Cap Value Portfolio (2)                                 N/A
       ING Salomon Brothers All Cap Portfolio
       ING Salomon Brothers Investors Portfolio
       ING Stock Index Portfolio
       ING T. Rowe Price Capital Appreciation Portfolio
       ING T. Rowe Price Equity Income Portfolio
       ING UBS U.S. Balanced Portfolio (1)
       ING Van Kampen Equity Growth Portfolio
       ING Van Kampen Global Franchise Portfolio
       ING Van Kampen Growth and Income Portfolio
       ING Van Kampen Real Estate Portfolio



        (1) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.

        (2) Because ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2004, commissions paid to certain brokers because of research services are not available.


    For the fiscal year ended December 31, 2003, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers because of research services:


       PORTFOLIO                                           COMMISSIONS PAID ON TOTAL TRANSACTIONS
       ---------                                           --------------------------------------
       ING AIM Mid Cap Growth Portfolio                                 $  154,632
       ING Alliance Mid Cap Growth Portfolio                            $  156,354
       ING Capital Guardian U.S. Equities Portfolio                            N/A
       ING Capital Guardian Managed Global Portfolio                           N/A
       ING Capital Guardian Small/Mid Cap Portfolio                            N/A
       ING Eagle Asset Capital Appreciation Portfolio                          N/A
       ING FMR(SM) Diversified Mid Cap Portfolio                        $   18,823
       ING Goldman Sachs Internet Tollkeeper(SM) Portfolio              $   227.00
       ING Hard Assets Portfolio                                        $   97,000

       ING International Portfolio                                      $   93,406
       ING Janus Special Equity Portfolio                               $    2,079
       ING Jennison Equity Opportunities Portfolio                      $  436,802
       ING JPMorgan Emerging Markets Equity Portfolio                   $   64,161
       ING JPMorgan Small Cap Equity Portfolio                                 N/A
       ING Julius Baer Foreign Portfolio                                     $1926
       ING Legg Mason Value Portfolio                                   $   15,097
       ING Limited Maturity Bond Portfolio                                     N/A
       ING Liquid Assets Portfolio                                             N/A
       ING Marsico Growth Portfolio                                     $  127,117
       ING Mercury Focus Value Portfolio                                $   13,056
       ING Mercury Fundamental Growth Portfolio                         $    5,956
       ING MFS Mid Cap Growth Portfolio                                        N/A
       ING MFS Total Return Portfolio                                          N/A
       ING Oppenheimer Main Street Portfolio(R)                         $      905
       ING PIMCO Core Bond Portfolio                                           N/A
       ING Salomon Brothers All Cap Portfolio                           $   64,464
       ING Salomon Brothers Investors Portfolio                         $   13,955
       ING T. Rowe Price Capital Appreciation Portfolio                 $   68,203
       ING T. Rowe Price Equity Income Portfolio                        $   19,460
       ING UBS U.S. Balanced Portfolio                                  $    7,934
       ING Van Kampen Equity Growth Portfolio                           $    1,189
       ING Van Kampen Global Franchise Portfolio                        $    1,354
       ING Van Kampen Growth and Income Portfolio                       $   37,273
       ING Van Kampen Real Estate Portfolio                             $    7,440


    As noted above, the Portfolio Manager may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Portfolio Manager with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Portfolio Manager, and the Portfolio Manager without incurring additional costs. These arrangements may not fall within the safe harbor of
Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

    In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Portfolio Managers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

    On occasions when a Portfolio Manager deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or sub-adviser), the Portfolio Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Portfolio Manager in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

    Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

    A Portfolio Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Portfolio Manager where, in the judgment of the Portfolio Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

    Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Manager or a Portfolio Manager or, if it is also a broker-dealer, the Portfolio Manager may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Portfolio Manager, and if there is in effect a written contract between the Portfolio Manager and the Trust expressly permitting the affiliated broker-dealer or Portfolio Manager to receive and retain such compensation. The Portfolio Management Agreements provide that each Portfolio Manager may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.


    SEC rules further require that commissions paid to such an affiliated broker-dealer or Portfolio Manager by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of Directed Services, Inc., Manager to ING Investors Trust as of March 31, 2005: ING Baring Financial Products, ING Baring Grupo Financiero (Mexico) S.A. de C.V, ING Baring Holding Nederland B.V., ING Baring Holdings Limited, ING Baring Investment (Eurasia) ZAO, ING Baring Operational Services (Taiwan) Limited, ING Baring Securities (France ) S.A., ING Baring Securities (Hong Kong) Ltd., ING Baring Securities (Hungary) Rt., ING Baring Securities (India) Pvt. Ltd., ING Baring Securities (Japan) Limited, ING Baring Securities (Overseas) Ltd., ING Baring Securities (Philippines) Inc., ING Baring Securities (Poland) Holding B.V.ING Baring Securities (Romania) S.A., ING Baring Securities (Singapore) Pte Ltd, ING Baring Securities (Slovakia), o.c.p.a.s., ING Baring Securities (Taiwan) Limited
(SICE), ING Baring Securities (Thailand) Limited, ING Baring Securities Argentina S.A., ING Baring Securities Holdings Limited, ING Baring Securities Management Services (Hong Kong) Ltd, ING Baring Securities Pakistan (Private) Limited, ING Baring Securities Services Limited, ING Baring Sociedad de Bolsa (Argentina), S.A., ING Baring South Africa Limited, ING Barings Corp., ING Barings Deutschland (GmbH), ING Barings Ecuador Casa de Valores S.A., ING Barings Southern Africa (proprietary) Limited, ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.


    Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.


    DSI may request that Portfolio Managers use their best efforts (subject to obtaining best execution of each transaction) to allocate up to 25% of a Portfolio's equity security transactions to broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit of the Portfolios, and not DSI.

    For the fiscal year ended December 31, 2004, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):



                        TOTAL                                                    % OF
                        AMOUNT OF        TOTAL AMOUNT         % OF TOTAL         PORTFOLIO
                        COMMISSION       OF COMMISSIONS       COMMISSION PAID    DOLLAR AMOUNT
PORTFOLIO               PAID             PAID TO AFFILIATE    TO AFFILIATE       OF TRANSACTIONS    AFFILIATE
----------------------  ---------------  -------------------  -----------------  -----------------  -----------------




    For the fiscal year ended December 31, 2003, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):



                        TOTAL                                                    % OF
                        AMOUNT OF        TOTAL AMOUNT         % OF TOTAL         PORTFOLIO
                        COMMISSION       OF COMMISSIONS       COMMISSION PAID    DOLLAR AMOUNT
PORTFOLIO               PAID             PAID TO AFFILIATE    TO AFFILIATE       OF TRANSACTIONS    AFFILIATE
----------------------- --------------   -----------------    ---------------    ---------------    -----------------
ING AIM Capital Mid     $ 1,277,679.06                 N/A                N/A                N/A                  N/A
Cap Growth

IN GAlliance Mid Cap    $    1,996,896                 N/A                N/A                N/A                  N/A
Growth Portfolio

ING Capital Guardian    $      440,278                 N/A                N/A                N/A                  N/A
U.S. Equities Portfolio

ING Capital Guardian    $      262,574                 N/A                N/A                N/A                  N/A
Managed Global
Portfolio

ING Capital Capital     $      909,187                 N/A                N/A                N/A                  N/A
Guardian Small/Mid Cap
Portfolio

ING JPMorgan Emerging   $      434,661                 N/A                N/A                N/A                  N/A
Markets Equity
Portfolio

ING Eagle Asset         $      276,406                 N/A                N/A                N/A                  N/A
Capital Appreciation
Portfolio

ING FMR(SM)             $      279,297   $           7,036               2.52%              4.09%   Fidelity Capital
Diversified Mid Cap                                                                                 Markets
Portfolio

ING Goldman Sachs       $       99,735                 N/A                N/A                N/A                  N/A
Tollkeeper(SM)
Portfolio

ING Hard Assets         $      541,231                 N/A                N/A                N/A                  N/A
Portfolio

ING International       $   822,843.47                 N/A                N/A                N/A                  N/A
Portfolio

ING Janus Contrarian    $       74,219                 N/A                N/A                N/A                  N/A
Portfolio

ING Jennison Equity     $    1,438,658                 N/A                N/A                N/A                  N/A
Opportunities Portfolio

ING JPMorgan Small      $       62,916                 N/A                N/A                N/A                  N/A

                        TOTAL                                                    % OF
                        AMOUNT OF        TOTAL AMOUNT         % OF TOTAL         PORTFOLIO
                        COMMISSION       OF COMMISSIONS       COMMISSION PAID    DOLLAR AMOUNT
PORTFOLIO               PAID             PAID TO AFFILIATE    TO AFFILIATE       OF TRANSACTIONS    AFFILIATE
----------------------- --------------   -----------------    ---------------    ---------------    -----------------
Cap Equity Portfolio

ING Julius Baer         $      124,629                 N/A                N/A                N/A                  N/A
Foreign Portfolio

ING Legg Mason Value    $      222,015                 N/A                N/A                N/A                  N/A
Portfolio

ING Marsico Growth      $    1,666,706                 N/A                N/A                N/A                  N/A
Portfolio

ING Mercury Focus       $       87,034   $          10,923              12.55%             12.16%   Merrill Lynch
Value Portfolio

ING Mercury Large Cap   $       31,964   $           5,903              18.47%             20.68%   Merrill Lynch
Growth Portfolio

ING MFS Mid Cap Growth  $    2,154,230                 N/A                N/A                N/A                  N/A
Portfolio

ING Oppenheimer Main    $    2,437,676                 N/A                N/A                N/A                  N/A
Street Portfolio

ING MFS Total Return    $    1,203,218                 N/A                N/A                N/A                  N/A
Portfolio

ING PIMCO Core Bond     $       80,527                 N/A                N/A                N/A                  N/A
Portfolio

ING Salomon Brothers    $      561,048   $           7,050               1.26%              0.54%   Citigroup Global
All Cap Portfolio                        $           2,800               0.50%              0.66%   Markets
                                                                                                    Salomon Smith
                                                                                                    Barney

ING Salomon Brothers    $      193,516   $             385               0.20%              0.18%   Citigroup
Investors Portfolio                      $           1,410               0.73%              0.81%   Salomon Smith
                                         $             285               0.15%              0.59%   Barney
                                                                                                    Smith Barney

ING T. Rowe Price       $      518,447                 N/A                N/A                N/A                  N/A
Capital Appreciation
Portfolio

ING T. Rowe Price       $      319,024                 N/A                N/A                N/A                  N/A
Equity Income Portfolio

UBS U.S. Balanced       $      152,444   $           1,446               0.95%              1.26%   Fidelity Capital
Portfolio               $      152,444   $             195               0.13%              0.10%   Markets
                                                                                                    UBS Securities LLC

ING Van Kampen Global   $       30,027                 N/A                N/A                N/A                  N/A
Franchise Portfolio

ING Van Kampen Equity   $       83,787   $              39               0.05%              0.03%   Morgan Stanley
Growth Portfolio

ING Van Kampen Growth   $    1,093,782   $          18,176               1.66%              6.14%   Morgan Stanley
and Income

                        TOTAL                                                    % OF
                        AMOUNT OF        TOTAL AMOUNT         % OF TOTAL         PORTFOLIO
                        COMMISSION       OF COMMISSIONS       COMMISSION PAID    DOLLAR AMOUNT
PORTFOLIO               PAID             PAID TO AFFILIATE    TO AFFILIATE       OF TRANSACTIONS    AFFILIATE
---------------------------------------------------------------------------------------------------------------------
Portfolio


        For the fiscal year ended December 31, 2002, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):


                            TOTAL                                                    % OF
                            AMOUNT OF        TOTAL AMOUNT         % OF TOTAL         PORTFOLIO
                            COMMISSION PAID  OF COMMISSION        COMMISSION         DOLLAR AMOUNT OF
    PORTFOLIO                                PAID TO AFFILIATE    PAID TO AFFILIATE  TRANSACTIONS       AFFILIATE
    ---------------------------------------------------------------------------------------------------------------------
    ING FMR(SM) Diversified $       161,667  $           2,688                 1.66%             2.00%  FCM
    Mid Cap Portfolio
    ING Mercury Focus Value $        33,189  $           5,348                16.11%            13.70%  Merrill Lynch
    Portfolio
    ING Mercury Large Cap   $        11,113  $           2,009                18.08%            21.50%  Merrill Lynch
    Growth Portfolio
    ING Salomon Brothers    $     4,941,440  $          13,815                 0.28%             1.69%  Salomon Smith
    All Cap Portfolio                                                                                   Barney
    ING Salomon Brothers    $       276,056  $          16,194                 5.87%             3.17%  Salomon Smith
    Investors Portfolio                                                                                 Barney
    ING UBS U.S. Balanced   $        80,570  $           1,248                 1.55%             2.23%  Fidelity Capital
    Portfolio*                                                                                          Markets ("FCM")


    * Fidelity Capital Markets is an affiliate of the Portfolio's former Portfolio Manager, Fidelity Management & Research Company. Effective May 1, 2003, UBS Asset Management (Americas) Inc. is the Portfolio's Portfolio Manager.





    Citigroup Global Markets Inc. (formerly, Salomon Smith Barney) is an affiliate of Salomon Brothers Asset Management Inc, the Portfolio Manager to the Salomon Brothers Investors and Salomon Brothers All Cap. Fidelity Capital Markets is an affiliate of Fidelity Management & Research Company, the former Portfolio Manager for UBS U.S. Balanced and the Portfolio Manager for FMR(SM) Diversified Mid Cap. Merrill Lynch is affiliated with Mercury Advisors, the Portfolio Manager for Mercury Focus Value and Mercury Large Cap Growth. Barings Securities Corporation is an affiliate of Barings International Investment Limited, an affiliate of the Manager and Portfolio Manager of Hard Assets. Goldman Sachs is an affiliate of Goldman Sachs Asset Management, L.P., the Portfolio Manager to Goldman Sachs Tollkeeper(SM). Furman Securities Corp. is an affiliate of the Manager, as each is owned by ING Groep. Fred Alger and Company is an affiliate of Fred Alger Management, Inc., a former Portfolio Manager to the Capital Capital Guardian Small/Mid Cap.


    The Manager, DSI, is an affiliate of ING Investors Trust.


        During the fiscal year ended December 31, 2004, the following Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of December 31, 2004:



                PORTFOLIO                    SECURITY                    MARKET VALUE


                               PORTFOLIO TURNOVER


    A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.


                                 NET ASSET VALUE


        As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

        Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and therefore assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See the "Net Asset Value" section of the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

        Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

        The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

        If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its NAV. The Board has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event or if the closing value is deemed unreliable, be determined as of the time a Portfolio calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. A research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV, and there can be no assurance that these analyses and/or models will accurately gauge the effect of subsequent events on closing price of a foreign security. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations or the closing values are determined in good faith to be more accurate. Unless an event has occurred which constitutes a significant event under procedures adopted by the Board or unless closing prices are otherwise deemed unreliable, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV per share.

        Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

        The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

        In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

        Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

                             PERFORMANCE INFORMATION

    The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

    Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

        YIELD = 2 [((a-b)/cd  + 1) (TO THE POWER OF ^6) - 1]

where,
        a = dividends and interest earned during the period,

        b = expenses accrued for the period (net of reimbursements),

        c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

        d = the maximum offering price per share on the last day of the period.

    Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T) ^(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


        Because FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Pioneer Fund, and Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2004, performance returns are not available.

        The following are the Portfolios' average annual total returns for the periods indicated for each year ended December 31:


                                                                                          SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS   INCEPTION   DATE OF INCEPTION
------------------------------------------------------  ------    -------    --------   ---------   -----------------
ING AIM MID CAP GROWTH PORTFOLIO
Service 2                                                  ___%       N/A         N/A         ___%        9/9/02
Class S (revised for Service 2 Shares) (1)                 ___%       ___%        N/A         ___%       10/2/95
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                    ___%       __%         N/A         ___%       10/2/95

ING ALLIANCE MID CAP GROWTH PORTFOLIO
Service 2                                                  ___%       N/A         N/A         ___%        9/9/02
Class S (revised for Service 2 Shares) (1)                 ___%       ___%        N/A         ___%       10/14/98
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                    ___%       __%         N/A         ___%       8/14/98

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (2)
Service 2                                                  ___%       N/A         N/A         ___%        9/9/02
Class S (revised for Service 2 Shares) (1)                 ___%       N/A         N/A         ___%        2/1/00
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                    ___%       N/A         N/A         ___%        2/1/00

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO
Service 2                                                  ___%       N/A         N/A         ___%        9/9/02
Class S (revised for Service 2 Shares) (1)                 ___%       ___%        ___%        ___%         ---
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                    ___%       ___%        ___%        ___%         ---

ING CAPITAL CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO (2)   ___%       N/A         N/A         ___%        9/9/02
Service 2                                                  ___%       ___%        N/A         ___%        1/3/96
Class S (revised for Service 2 Shares) (1)                 N/A        N/A         N/A         N/A          N/A
Class I                                                    ___%       ___%        N/A         ___%        1/3/96
Class S

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO (2)
Service 2                                                  ___%       N/A         N/A         ___%        9/9/02
Class S (revised for Service 2 Shares) (1)                 ___%       ___%        ___%        ___%         ---
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                    ___%       ___%        ___%        ___%         ---

ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Service 2                                                  N/A        N/A         N/A          __%        5/5/04
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                    N/A        N/A         N/A          __%        5/3/04

ING EVERGREEN OMEGA PORTFOLIO
Service 2                                                  N/A        N/A         N/A          __%       5/13/04
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                    N/A        N/A         N/A          __%        5/3/04

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
Service 2                                                  ___%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                 ___%       ___%        N/A          __%       10/2/00
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                    ___%       ___%        N/A          __%       10/2/00

                                                                                          SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS   INCEPTION   DATE OF INCEPTION
------------------------------------------------------  ------    -------    --------   ---------   -----------------
ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO (2)
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%        __%         __%         __%        5/1/01
Class I                                                    N/A        N/A         N/A          __%         N/A
Class S                                                     __%        __%         __%         __%        5/1/01

ING HARD ASSETS PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%        __%        N/A          __%         ---
Class I                                                     __%       N/A         N/A          __%        7/2/03
Class S                                                     __%        __%        N/A          __%         ---

ING INTERNATIONAL PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%       N/A         N/A          __%       12/17/01
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                     __%       N/A         N/A          __%       12/17/01

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%        __%        N/A          __%         ---
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                     __%        __%        N/A          __%         ---

ING JANUS CONTRARIAN PORTFOLIO (2)
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%       N/A         N/A          __%       10/2/00
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                     __%       N/A         N/A          __%       10/2/00

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (2)
Service 2                                                  ___%       N/A         N/A         ___%        9/9/02
Class S (revised for Service 2 Shares) (1)                 ___%       ___%        N/A         ___%       2/18/98
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                    ___%       ___%        N/A         ___%       2/18/98

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class I                                                    N/A        N/A         N/A          __%        5/6/04
Class S                                                     __%       N/A         N/A          __%        5/1/02

ING JULIUS BAER FOREIGN PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                     __%       N/A         N/A          __%        5/1/02

ING LEGG MASON VALUE PORTFOLIO ((2))
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%       N/A         N/A          __%       10/2/00
Class I                                                    N/A        N/A         N/A          __%        5/6/04
Class S                                                     __%       N/A         N/A          __%       10/2/00

                                                                                          SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS   INCEPTION   DATE OF INCEPTION
------------------------------------------------------  ------    -------    --------   ---------   -----------------
ING LIMITED MATURITY BOND PORTFOLIO
Service 2                                                  N/A        N/A         N/A         N/A          N/A
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                     __%        __%         __%         __%         ---

ING LIQUID ASSETS PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%        __%         __%         __%         ---
Class I                                                    N/A        N/A         N/A          __%        5/7/04
Class S                                                     __%        __%         __%         __%         ---

ING MARSICO GROWTH PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%        __%        N/A          __%       8/14/98
Class I                                                     __%       N/A         N/A          __%        5/2/03
Class S                                                     __%        __%        N/A          __%       8/14/98

ING MERCURY FOCUS VALUE PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class I                                                    N/A        N/A         N/A          __%       5/18/04
Class S                                                     __%       N/A         N/A          __%        5/1/02

ING MERCURY LARGE CAP GROWTH PORTFOLIO (2)
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                     __%       N/A         N/A          __%        5/1/02

ING MFS MID CAP GROWTH PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%        __%        N/A          __%       8/14/98
Class I                                                     __%       N/A         N/A          __%        5/2/03
Class S                                                     __%        __%        N/A          __%       8/14/98

ING MFS TOTAL RETURN PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%        __%        N/A          __%       8/14/98
Class I                                                     __%       N/A         N/A          __%        5/2/03
Class S                                                     __%        __%        N/A          __%       8/14/98

ING OPPENHEIMER MAIN STREET PORTFOLIO(R) (2)
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%        __%        N/A          __%       8/14/98
Class I                                                     __%       N/A         N/A          __%        5/2/03
Class S                                                     __%        __%        N/A          __%       8/14/98

ING PIMCO CORE BOND
Service 2                                                   __%       N/A         N/A         N/A         9/9/02
Class S (revised for Service 2 Shares) (1)                  __%        __%        N/A         N/A        8/14/98
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                     __%        __%        N/A         N/A        8/14/98

ING PIMCO HIGH YIELD PORTFOLIO
Service 2                                                  N/A        N/A         N/A         N/A         N/A
Class S                                                    N/A        N/A         N/A         __%        5/3/04

                                                                                          SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS   INCEPTION   DATE OF INCEPTION
------------------------------------------------------  ------    -------    --------   ---------   -----------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%       N/A         N/A          __%        2/1/00
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                     __%       N/A         N/A          __%        2/1/00

ING SALOMON BROTHERS INVESTORS PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%       N/A         N/A          __%        2/1/00
Class I                                                     __%       N/A         N/A          __%       6/24/03
Class S                                                     __%       N/A         N/A          __%        2/1/00

ING STOCK INDEX PORTFOLIO
Class I                                                    N/A        N/A         N/A          __%        5/3/04

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%        __%         __%         __%         ---
Class I                                                     __%       N/A         N/A          __%        5/2/03
Class S                                                     __%        __%         __%         __%         ---

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%        __%         __%         __%         ---
Class I                                                     __%       N/A         N/A          __%        5/2/03
Class S                                                     __%        __%         __%         __%         ---

ING UBS U.S. BALANCED PORTFOLIO (2)
Service 2                                                   __%       N/A         N/A          __%        6/3/03
Class S (revised for Service 2 Shares) (1)                  __%       N/A         N/A          __%       10/2/00
Class I                                                    N/A        N/A         N/A          __%         N/A
Class S                                                     __%       N/A         N/A          __%       10/2/00

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class I                                                    N/A        N/A         N/A          __%        5/6/04
Class S                                                     __%       N/A         N/A          __%        5/1/02

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
Service 2                                                   __%       N/A         N/A         ___%        9/9/02
Class S (revised for Service 2 Shares) (1)                 N/A        N/A         N/A          N/A         N/A
Class I                                                     __%       N/A         N/A          __%        5/1/02
Class S

                                                                                          SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS   INCEPTION   DATE OF INCEPTION
------------------------------------------------------  ------    -------    --------   ---------   -----------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%        __%         __%         __%         ---
Class I                                                    N/A        N/A         N/A         N/A          N/A
Class S                                                     __%        __%         __%         __%         ---

ING VAN KAMPEN REAL ESTATE PORTFOLIO
Service 2                                                   __%       N/A         N/A          __%        9/9/02
Class S (revised for Service 2 Shares) (1)                  __%        __%         __%         __%         ---
Class I                                                     __%       N/A         N/A          __%       5/19/03
Class S                                                     __%        __%         __%         __%         ---



    (1) The performance for Class S shares is adjusted to reflect the Service 2 shares' 0.15% distribution fee (net of a 0.10% waiver by Directed Services, Inc., the distributor).

    (2) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio. As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.

        Service 2 shares of Limited Maturity Bond and PIMCO High Yield had not commenced operations as of December 31, 2004 and therefore do not have a full calendar year of performance as of December 31, 2004. The returns as of December 31, 2003 and 2004 are for Service 2 shares while the returns shown for prior years reflect the returns of Class S shares, revised to reflect the higher expenses of Service 2 shares.

        Class I shares of JPMorgan Small Cap Equity, Legg Mason Value, Liquid Assets, Mercury Focus Value, Stock Index, and Van Kampen Equity Growth commenced operations during the fiscal year 2004 and therefore do not have a full calendar year of performance as of December 31, 2004. Class I shares of Hard Assets, Marsico Growth, MFS Mid Cap Growth, MFS Total Return, Oppenheimer Main Street,
T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Van Kampen Real Estate commenced operations during 2003 and therefore performance is available. Class I shares of the other Portfolios had not commenced operations as of December 31, 2004 and therefore do not have a full calendar year of performance as of December 31, 2004. Class I returns are based upon the returns for the Class S shares and differ only to the extent that Class S and Class I shares have different expenses.


        Each Portfolio may be categorized as to its market capitalization make-up ("large cap," "mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

        Beta is a historical measure of a portfolio's market risk; a Beta of
1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

        Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P Mid Cap 400 Index, the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers U.S. Government/Credit Bond Index, the Lehman Brothers Aggregate Bond Index, Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the MSCI EAFE Index, the MSCI All Country World Free Index, the MSCI Emerging Markets Free Index, the MSCI World Index, the Russell Midcap Index, the Russell Midcap Growth Index, the Russell 1000 Index, the Russell 1000 Growth, the Russell 1000 Value, the Russell 2000 Index, the Russell 3000 Index, the Wilshire Real Estate Securities Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


        Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

        In addition, reports and promotional literature may contain information concerning the Manager, the Portfolio Managers, or affiliates of the Trust, the Manager, or the Portfolio Managers, including (i) performance rankings of other mutual funds managed by a Portfolio Manager, or the individuals employed by a Portfolio Manager who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Manager to the Trust, including information related to the selection and monitoring of the Portfolio Managers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

        In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES

        Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the

Variable Contract and to the Portfolios' Manager and its affiliates. Shares will generally not be offered to other investors.

    Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

    Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

        The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract's proportionate share of the assets of the separate account. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

    If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

    Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

    The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

    Foreign Investments -- Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

    The Portfolios listed above may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

    Real Estate Investment Trusts -- The Portfolios may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Portfolios, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to

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that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

    The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION

CAPITALIZATION


    The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 46 investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. All of the Portfolios discussed in this SAI are diversified with the exception of Evergreen Health Sciences, Hard Assets, Janus Contrarian, MFS Utilities, Salomon Brothers All Cap, Van Kampen Global Franchise and Van Kampen Real Estate.


        On May 1, 2003, the Trust's name because the ING Investors Trust. Prior to that date on January 31, 1992, the name of the Trust was changed to The GCG Trust from The Specialty Managers Trust.

VOTING RIGHTS

    Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

    Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES


    Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other

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investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.


    If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

    Shares of each Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES


    Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.


    If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

EXCHANGES

    Shares of the same class of any one Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.


    The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in Liquid Assets or any successor to such Portfolio.


CUSTODIAN


    The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for all Portfolios.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

    KPMG LLP, located at 99 High Street Boston, MA 02110 has been appointed as the Trust's independent registered public accounting firm. KPMG audits the financial statements of the Trust and provides other audit, tax, and related services.


LEGAL COUNSEL

    Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

    This SAI and the accompanying Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

    The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

    Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS


        Financial statements for the Portfolios for the fiscal year ended December 31, 2004 will be available ___, 2005 and may be obtained without charge by contacting the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, (800)-992-0180.


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                     APPENDIX A: DESCRIPTION OF BOND RATINGS

        Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

        Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

        Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

        Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:


        AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.


        S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

  DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

        Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

        MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

        MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

        Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that

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such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

        PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

        PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

                DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

                                INVESTMENT GRADE

        AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

        A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

        BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

        D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

        PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND
                         SHORT-TERM DEMAND OBLIGATIONS:

        SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

        SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

       DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT
                                COMMERCIAL PAPER:

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        An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

        A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.


        A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."


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               APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES


                                    ING FUNDS

                                   ----------

                     PROXY VOTING PROCEDURES AND GUIDELINES

                                   ----------

I.       INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.      VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.     DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.      APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.       VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

         A.       Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

         B.       Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                  In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

                  2.       NON-VOTES:  Votes in Which No Action is Taken

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

                  3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

                  If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

                  If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment
                  Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                  4.       Referrals to a Fund's Valuation and Proxy Voting
                           Committee

                  A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                  The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.      CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.     REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES

                                   ----------

I.       INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES

         A.       Proxy Coordinator

         The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

         Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

         Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

         B.       Agent

         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

         The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation and Proxy Voting Committee ("Committee").

         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

         Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

         C.       Proxy Group

         The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

         A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

         A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

         For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment
         Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

         If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

         If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

         D.       Investment Professionals

         The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.     VOTING PROCEDURES

         A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

         B.       Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

         C.       Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

                  1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                  In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

                  2.       NON-VOTES: Votes in Which No Action is Taken

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

                  3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

                  4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.      ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

         A.       Assessment of the Agent

                  The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

                  Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

         B.       Conflicts of Interest

                  The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

                  In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

                  For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

                  The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.       REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

        NAME                                              TITLE OR AFFILIATION
Stanley D. Vyner                      Chief Investment Risk Officer and Executive Vice President of ING
                                      Investments, LLC

Karla J. Bos                          Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                                      Funds Services, LLC

Maria Anderson                        Vice President of Fund Compliance, ING Funds Services, LLC

Michael J. Roland                     Executive Vice President and Chief Financial Officer of ING Investments,
                                      LLC; Vice President, ING Life Insurance
                                      and Annuity Company; and Assistant
                                      Secretary, Directed Services, Inc.

Todd Modic                            Vice President of Financial Reporting - Fund Accounting of ING Funds
                                      Services, LLC

Theresa K. Kelety, Esq.               Counsel, ING Americas US Legal Services

Effective as of April 21, 2004

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                                   ----------

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

                                   ----------

I.       INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.      GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.       THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Consider nominees who sit on more than six public company boards on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

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STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     (2)  Only if the director's legal expenses would be covered.

2.       PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.       AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

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AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.       PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

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Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.       TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

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WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.       MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
     - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
     -   If the dissidents agree, the policy remains in place.
     - If the dissidents do not agree, the confidential voting policy is waived.
Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.       CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.

                                       24
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     -   Generally vote FOR proposals to authorize capital increases within the
         Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
     - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
     - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.
Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

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Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.       EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.

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Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

         AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

         Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
         Section 162(m) of OBRA.

         AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

         Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

         AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

         Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
         Section 162(m) should be evaluated on a CASE-BY-CASE basis.

         APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

         Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive

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Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.       STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.      MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.      MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

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PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

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REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.      GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:
     -   the opening of the shareholder meeting

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     -   that the meeting has been convened under local regulatory requirements
     -   the presence of quorum
     -   the agenda for the shareholder meeting
     -   the election of the chair of the meeting
     -   the appointment of shareholders to co-sign the minutes of the meeting
     -   regulatory filings (E.G., to effect approved share issuances)
     - the designation of inspector or shareholder representative(s) of minutes of meeting
     - the designation of two shareholders to approve and sign minutes of meeting
     -   the allowance of questions
     -   the publication of minutes
     -   the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

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In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS

With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

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SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS

Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES

Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance

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of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
     -   it is editorial in nature;
     -   shareholder rights are protected;
     -   there is negligible or positive impact on shareholder value;
     -   management provides adequate reasons for the amendments; or
     -   the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
     - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.
     - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING INVESTORS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2005

                   ADVISER CLASS (FORMERLY, RETIREMENT CLASS)



ING AIM Mid Cap Growth Portfolio                              ING Limited Maturity Bond Portfolio
ING Alliance Mid Cap Growth Portfolio                         ING Marsico Growth Portfolio
ING Capital Guardian U.S. Equities Portfolio (formerly,       ING Marsico International Opportunities Portfolio
     ING Capital Guardian Large Cap Value Portfolio)
ING Capital Guardian Managed Global Portfolio                 ING Mercury Focus Value Portfolio
ING Capital Guardian Small/Mid Cap Portfolio (formerly,       ING Mercury Large Cap Growth Portfolio (formerly, ING
     ING Capital Capital Guardian Small Cap Portfolio)            Mercury Fundamental Growth Portfolio)
ING Eagle Asset Capital Appreciation Portfolio (formerly,     ING MFS Mid Cap Growth Portfolio
     ING Eagle Asset Value Equity Portfolio)
ING Evergreen Health Sciences Portfolio                       ING MFS Total Return Portfolio
ING Evergreen Omega Portfolio                                 ING MFS Utilities Portfolio
ING FMR(SM) Diversified Mid Cap Portfolio                     ING Oppenheimer Main Street Portfolio(R)(formerly, ING MFS
                                                              Research Portfolio)
ING FMR(SM) Earnings Growth Portfolio                         ING PIMCO Core Bond Portfolio
ING Goldman Sachs Tollkeeper(SM) Portfolio* (formerly,        ING Pioneer Fund Portfolio
     ING Goldman Sachs Internet Tollkeeper Portfolio)
ING Hard Assets Portfolio                                     ING Pioneer Mid Cap Value Portfolio
ING International Portfolio                                   ING Salomon Brothers All Cap Portfolio
ING Janus Contrarian Portfolio (formerly, ING Janus Special   ING Salomon Brothers Investors Portfolio
Equity Portfolio)
ING Jennison Equity Opportunities Portfolio                   ING T. Rowe Price Capital Appreciation Portfolio
ING JPMorgan Emerging Markets Equity Portfolio (formerly,     ING T. Rowe Price Equity Income Portfolio
     ING Developing World Portfolio)
ING JPMorgan Small Cap Equity Portfolio                       ING UBS U.S. Balanced Portfolio
                                                              ING Van Kampen Equity Growth Portfolio
ING JPMorgan Value Opportunities Portfolio                    ING Van Kampen Global Franchise Portfolio
ING Julius Baer Foreign Portfolio                             ING Van Kampen Growth and Income Portfolio
ING Legg Mason Value Portfolio (formerly,ING Janus Growth
and Income Portfolio)                                         ING Van Kampen Real Estate Portfolio




         This Statement of Additional Information ("SAI") pertains to the Adviser Class ("ADV Class") shares of the Portfolios listed above (each, a "Portfolio" and collectively, the "Portfolios"), each of which is a separate series of ING Investors Trust ("Trust"). This SAI is not a Prospectus. A Prospectus for the Portfolios that provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios' principal underwriter, Directed Services, Inc. This SAI should be read in conjunction with the Prospectuses dated May 1, 2005 ADV Class shares (the "Prospectuses"). This SAI is incorporated by reference in its entirety into the Prospectuses. In addition, the Financial Statements for certain Portfolios and the independent registered public accounting firm's report thereon, included in such Portfolios' Annual Reports, are incorporated by reference in this SAI.

         The Trust also offers Institutional Class, Service Class ("Class S") and Service 2 Class shares. The information in this SAI expands on information contained in the Prospectuses. The Prospectuses and the Annual Report can be obtained without charge by contacting the Trust at the phone number or address below.


                               ING INVESTORS TRUST

                         7337 East Doubletree Ranch Road

                              Scottsdale, AZ 85258


*Goldman Sachs Tollkeeper(SM) is a service mark of Goldman, Sachs & Co.

                                  800-366-0066

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                TABLE OF CONTENTS


INTRODUCTION                                                                          1
HISTORY OF THE TRUST                                                                  1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                                   3
  FIXED INCOME INVESTMENTS                                                            3
  U.S. Government Securities                                                          3
  Municipal Securities                                                                3
    Industrial Development and Pollution Control Bonds                                3
    Municipal Lease Obligations                                                       4
  Custodial Receipts and Trust Certificates                                           4
  Corporate Debt Securities                                                           5
  High Yield Bonds                                                                    5
  Brady Bonds                                                                         6
  Banking Industry and Savings Industry Obligations                                   7
    Savings Association Obligations                                                   8
  Commercial Paper                                                                    8
  Mortgage-Backed Securities                                                          8
  Commercial Mortgage-Backed Securities                                               9
  Stripped Mortgage-Backed Securities                                                 9
    Collateralized Mortgage Obligations (CMOs)                                        9
    Foreign Mortgage-Related Securities                                              10
    Agency Mortgage Securities                                                       10
    GNMA Certificates                                                                10
    FNMA and FHLMC Mortgage-Backed Obligations                                       11
    Privately-Issued Mortgage-Backed Securities                                      11
  Subordinated Mortgage Securities                                                   12
  Asset-Backed Securities                                                            14
  Collateralized Debt Obligations                                                    15
  Loan Participations                                                                15
    Delayed Funding Loans and Revolving Credit Facilities                            16
  Zero-Coupon and Pay-in-Kind Bonds                                                  16
  Eurodollar and Yankee Dollar Instruments                                           16
  Inflation-Indexed Bonds                                                            17
  Event-Linked Bonds                                                                 17
  Guaranteed Investment Contracts                                                    17
  Credit-Linked Notes                                                                18
  Trust-Preferred Securities                                                         18
  EQUITY INVESTMENTS                                                                 18
  Common Stock and Other Equity Securities                                           18
  Preferred Stock                                                                    19
  Convertible Securities                                                             19
  Warrants                                                                           19
  Eurodollar Convertible Securities                                                  19
  DERIVATIVES                                                                        20
  Futures Contracts and Options on Futures Contracts                                 20
  General Description of Futures Contracts                                           20
  Interest Rate Futures Contracts                                                    21
  Options on Futures Contracts                                                       21
  Stock Index Futures Contracts                                                      21
  Investment in Gold and Other Precious Metals                                       23
  Gold Futures Contracts                                                             23
  Limitations                                                                        23
  Options on Securities and Securities Indexes                                       24
  Purchasing Options on Securities                                                   24

  Risks of Options Transactions                                                      24
  Writing Covered Call and Secured Put Options                                       25
  Options on Securities Indexes                                                      25
  Over-the-Counter Options                                                           26
  General                                                                            26
  Risks Associated With Futures and Futures Options                                  26
  Swaps                                                                              27
    Credit Default Swaps                                                             28
  Variable and Floating Rate Securities                                              28
  Lease Obligation Bonds                                                             28
  Structured Securities                                                              28
  Indexed Securities                                                                 29
  Hybrid Instruments                                                                 29
  Dollar Roll Transactions                                                           30
  When-Issued, Delayed Delivery and Forward Commitment Transactions                  31
  FOREIGN INVESTMENTS                                                                31
  Foreign Securities                                                                 31
  Equity and Debt Securities Issued or Guaranteed by Supranational Organizations     32
  Depositary Receipts                                                                32
  Foreign Currency Transactions                                                      33
  Forward Currency Contracts                                                         33
  Options on Foreign Currencies                                                      34
  Currency Management                                                                35
  Exchange Rate-Related Securities                                                   35
  Sovereign Debt                                                                     36
  OTHER INVESTMENT PRACTICES AND RISKS                                               36
  Repurchase Agreements                                                              36
  Reverse Repurchase Agreements                                                      37
  Other Investment Companies                                                         37
    Exchange-Traded Funds ("ETFs")                                                   37
    Standard & Poor's Depositary Receipts                                            38
    iShares MSCI Index Shares                                                        38
    Holding Company Depositary Receipts ("HOLDRs")                                   38
  Short Sales                                                                        38
  Short Sales Against the Box                                                        38
  Illiquid Securities                                                                39
  Restricted Securities                                                              39
  Borrowing                                                                          39
  Lending Portfolio Securities                                                       39
  Real Estate Investment Trusts ("REITs")                                            40
    Risks Associated with the Real Estate Industry                                   40
  Hard Asset Securities                                                              41
  Small Companies                                                                    41
  Unseasoned Companies                                                               41
  Strategic Transactions                                                             41
  Special Situations                                                                 42
  Internet and Internet-Related Companies                                            42
  Risk Considerations Regarding the Internet Industry                                42
  Temporary Defensive Investments                                                    43
  Segregation of Assets                                                              43
INVESTMENT RESTRICTIONS                                                              43
  FUNDAMENTAL INVESTMENT RESTRICTIONS                                                43
  NON-FUNDAMENTAL INVESTMENT RESTRICTIONS                                            57
  NON-FUNDAMENTAL INVESTMENT POLICIES                                                66
MANAGEMENT OF THE TRUST                                                              68

  Share Ownership Policy                                                             75
  Trustees' Portfolio Equity Ownership Positions                                     75
  Board Committees                                                                   75
    Frequency of Board Meetings                                                      77
    Compensation of Trustees                                                         77
  Ownership of Shares                                                                86
  Control Persons and Principal Shareholders                                         86
  The Management Agreement                                                           87
RATE                                                                                100
  Portfolio Managers                                                                104
Expense Limitation Agreement                                                        111
Administration                                                                      111
  Distribution of Trust Shares                                                      112
  Shareholder Service and Distribution Plan                                         113
  Code of Ethics                                                                    116
  Disclosure of the Portfolios' Portfolio Securities                                117
    Party                                                                           118
  Proxy Voting Procedures                                                           118
PORTFOLIO TRANSACTIONS AND BROKERAGE                                                119
  Investment Decisions                                                              119
  Brokerage and Research Services                                                   119
  Portfolio Turnover                                                                126
NET ASSET VALUE                                                                     126
PERFORMANCE INFORMATION                                                             128
TAXES                                                                               133
OTHER INFORMATION                                                                   135
  Capitalization                                                                    135
  Voting Rights                                                                     135
  Purchase of Shares                                                                136
  Redemption of Shares                                                              136
  Exchanges                                                                         136
  Custodian                                                                         137
  Independent Registered Public Accounting Firm                                     137
  Legal Counsel                                                                     137
  Registration Statement                                                            137
  Financial Statements                                                              137
APPENDIX A: DESCRIPTION OF BOND RATINGS                                               i
APPENDIX B                                                                           iv

                                  INTRODUCTION


         This SAI is designed to elaborate upon information contained in the Prospectuses for the Class A Shares of the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of certain of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated in this SAI. Unless otherwise noted, a portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectus or this SAI that the Investment Adviser or Manager (the "Manager") or portfolio manager ("Portfolio Manager" or "Portfolio Managers") reasonably believes is compatible with the investment objective and policies of that Portfolio. Net assets are assets in each portfolio, minus any liabilities. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given them in the Prospectuses.

                              HISTORY OF THE TRUST

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust, dated August 3, 1988, as an open-end management investment company and currently consists of 51 investment portfolios. The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions (individually, a "Portfolio" and collectively, the "Portfolios"). This SAI pertains to the following Portfolios:



ING AIM Mid Cap Growth Portfolio ("AIM Mid Cap Growth")    ING Limited Maturity Bond Portfolio ("Limited
                                                           Maturity Bond")
ING Alliance Mid Cap Growth Portfolio ("Alliance Mid       ING Marsico Growth Portfolio ("Marsico Growth")
     Cap Growth")
ING Capital Guardian U.S. Equities Portfolio ("Capital     ING Marsico International Opportunities Portfolio
     Guardian U.S. Equities")                                   ("Marsico International Opportunities")
ING Capital Guardian Managed Global Portfolio              ING Mercury Focus Value Portfolio ("Mercury Focus
     ("Capital Guardian Managed Global")                        Value")
ING Capital Guardian Small/Mid Cap Portfolio ("Capital     ING Mercury Large Cap Growth Portfolio ("Mercury
     Guardian Small/Mid Cap")                                   Large Cap Growth")
ING Eagle Asset Capital Appreciation Portfolio ("Eagle     ING MFS Mid Cap Growth Portfolio ("MFS Mid Cap
     Asset Capital Appreciation")                          Growth")
ING Evergreen Health Sciences Portfolio ("Evergreen        ING MFS Total Return Portfolio ("MFS Total Return")
     Health Sciences")
ING Evergreen Omega Portfolio ("Evergreen Omega")          ING MFS Utilities Portfolio ("MFS Utilities")
ING FMR(SM) Diversified Mid Cap Portfolio ("FMR(SM)        ING Oppenheimer Main Street Portfolio(R) ("Oppenheimer
Diversified Mid Cap")
ING FMR(SM) Earnings Growth Portfolio ("FMR(SM) Earnings   ING PIMCO Core Bond Portfolio ("PIMCO Core Bond")
     Growth")
ING Goldman Sachs Tollkeeper(SM) Portfolio ("Goldman       ING Pioneer Fund Portfolio ("Pioneer Fund")
     Sachs Tollkeeper")                                    Main Street"
ING Hard Assets Portfolio ("Hard Assets")                  ING Pioneer Mid Cap Value Portfolio ("Pioneer Mid
                                                                Cap Value")
ING International Portfolio ("International")              ING Salomon Brothers All Cap Portfolio ("Salomon
                                                                Brothers All Cap")
ING Janus Contrarian Portfolio ("Janus Contrarian")        ING Salomon Brothers Investors Portfolio ("Salomon
                                                                Brother Investors")
ING Jennison Equity Opportunities Portfolio ("Jennison     ING T. Rowe Price Capital Appreciation Portfolio
     Equity Opportunities")                                ("T. Rowe Price Capital Appreciation")
ING JPMorgan Emerging Markets Equity Portfolio             ING T. Rowe Price Equity Income Portfolio ("T. Rowe
     ("JPMorgan Emerging Markets Equity")                  Price Equity Income")
ING JPMorgan Small Cap Equity Portfolio ("JPMorgan         ING UBS U.S. Balanced Portfolio ("UBS U.S. Balanced")

     Small Cap Equity")
ING JPMorgan Value Opportunities Portfolio ("JPMorgan    ING Van Kampen Equity Growth Portfolio ("Van
     Value Opportunities")                                    Kampen Equity Growth")
ING Julius Baer Foreign Portfolio ("Julius Baer          ING Van Kampen Global Franchise Portfolio ("Van
     Foreign")                                           Kampen Global Franchise")
ING Legg Mason Value Portfolio ("Legg Mason Value")      ING Van Kampen Growth and Income Portfolio ("Van
                                                              Kampen Growth and Income")
                                                         ING Van Kampen Real Estate Portfolio ("Van Kampen
                                                         Real Estate")



     Liquid Assets, Stock Index, PIMCO High Yield, ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income ING LifeStyle Moderate, ING LifeStyle Moderate Growth, ING LifeStyle Growth, and ING LifeStyle Aggressive Growth Portfolios do not offer ADV Class shares and therefore are not offered through this SAI.

     The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies, and restrictions.

     Effective May 1, 2003, the name of the Trust changed to ING Investors Trust. On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that date, the name of the Trust was The Specialty Managers Trust.

     Each of Evergreen Health Sciences, Hard Assets, Janus Contrarian, MFS Utilities, Salomon Brothers All Cap, Van Kampen Global Franchise and Van Kampen Real Estate Portfolios is a "non-diversified company," as such term is defined for purposes of the Investment Company Act of 1940 ("1940 Act"). Each of the Trust's other Portfolios is a "diversified company" within the meaning of that term under the 1940 Act. The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer. When compared with a diversified company, a non-diversified company may invest a greater portion of its assets in a particular issuer, and, therefore, has a greater exposure to the risk of poor earnings or losses by an issuer.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

FIXED INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES

         U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

         Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities only when the Manager or Portfolio Manager is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

         Certain Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

MUNICIPAL SECURITIES


         International, Limited Maturity Bond and PIMCO Core Bond may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issue at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS.

     International may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

     MUNICIPAL LEASE OBLIGATIONS.

     International may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. International may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

     International will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Manager or Portfolio Manager to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Manager or Portfolio Manager deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.


CUSTODIAL RECEIPTS AND TRUST CERTIFICATES


         Goldman Sachs Tollkeeper(SM), Marsico Growth, Marsico International Opportunities, and PIMCO Core Bond may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs").

     The custodial receipts and trust certificates in which Goldman Sachs Tollkeeper(SM) and PIMCO Core Bond may invest may be underwritten by securities dealers or banks representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.


         Although under the terms of a custodial receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if a Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

         Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

CORPORATE DEBT SECURITIES

         Certain Portfolios may invest in corporate debt securities, as stated in the Portfolios' investment objectives and policies in the Prospectuses or in this SAI. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Corporation ("Standard & Poor's" or "S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by Standard & Poor's or Moody's, of equivalent quality as determined by the Portfolio Manager.

         The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

         New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or liquid assets equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

         Moody's or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio Manager.

HIGH YIELD BONDS

         "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

         Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

         High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

         The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

         There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

BRADY BONDS


         "Brady Bonds" are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.


         Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

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BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

         Certain Portfolios may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attending investment in foreign securities.


         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. A Portfolio will not invest in fixed-time deposits
(1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.


         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

         Certain of the Portfolios invest only in bank and S&L obligations as specified in that Portfolio's investment policies. Other Portfolios will not invest in obligations issued by a commercial bank or S&L unless:

     (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated;

     (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and

     (iii) in the case of a foreign bank, the security is, in the determination of the Portfolio Manager, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

         Capital Guardian Managed Global will not invest in obligations issued by a U.S. or foreign commercial bank or S&L unless:

     (i) the bank or S&L has total assets of at least $10 billion (U.S.), or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard & Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated; and

     (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the SAIF, as the case may be.

     SAVINGS ASSOCIATION OBLIGATIONS

     International may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.


COMMERCIAL PAPER

         Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         All of the Portfolios may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's;
(ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

         Variable rate master demand notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Portfolio Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Portfolio Manager believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

MORTGAGE-BACKED SECURITIES

     The Portfolios may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. See, "U.S. Government Securities."


     Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.


COMMERCIAL MORTGAGE-BACKED SECURITIES

     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or-asset backed securities.

STRIPPED MORTGAGE-BACKED SECURITIES.

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.


     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.


       COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs).

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.


     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer

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maturity classes receive principal only after the first class has been retired.
An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

         FOREIGN MORTGAGE-RELATED SECURITIES

     Certain Portfolios (including AIM Mid Cap Growth, International, JPMorgan Small Cap Equity, Julius Baer Foreign, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, Salomon Brothers All Cap, Salomon Brothers Investors, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, UBS U.S. Balanced) may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.


         AGENCY MORTGAGE SECURITIES.

     The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

         GNMA CERTIFICATES.

     Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded

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paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

         Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

         FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS.

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

         FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

         PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.

     Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

         These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

SUBORDINATED MORTGAGE SECURITIES.

     Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

         The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

         In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

         Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

         Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

         A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

         A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

         A Portfolio Manager will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Portfolio Manager has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Portfolio Manager, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Portfolio Manager will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

         Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

         A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

         The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

         Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

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         The mortgage pool is administered by a master service who (a)
establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ASSET-BACKED SECURITIES.

     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

         Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

     Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

     Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

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COLLATERALIZED DEBT OBLIGATIONS

         PIMCO Core Bond may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

         For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

         The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

LOAN PARTICIPATIONS


         PIMCO Core Bond and UBS U.S. Balanced may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Portfolios intend to invest may not be rated by any nationally recognized rating service.


         When purchasing loan participations, the Portfolios assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness a Portfolio has direct recourse against a borrower, the Portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If a Portfolio invests in loan participations with poor credit quality, the Portfolio bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the

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Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

         Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price.

     DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES


         PIMCO Core Bond may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Portfolio Manager in accordance with procedures established by the Board of Trustees ("Board"), in an amount sufficient to meet such commitments. PIMCO Core Bond may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. A Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets.


ZERO-COUPON AND PAY-IN-KIND BONDS

         Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

         The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy a Portfolio's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

         Certain Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are

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U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS

         Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS

         "Event-linked bonds" are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

GUARANTEED INVESTMENT CONTRACTS


         Certain Portfolios, including International, may invest in guaranteed investment contracts ("GICs") are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit portfolio of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

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CREDIT-LINKED NOTES


         Certain Portfolios, including International, may invest in credit-linked notes ("CLNs" or "CLN") which are generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for any Portfolio in accordance to the Portfolio's investment objective. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolio cannot assure that it can implement a successful strategy regarding this type of investments.


TRUST-PREFERRED SECURITIES

         Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and are treated by the Portfolio as debt investment. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities. These dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution's common stock. Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated. The primary benefit for the financial institution in using this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

         In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

         In identifying the risks associated with trust-preferred securities, the Manager or Portfolio Manager will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than issuing the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.

EQUITY INVESTMENTS
COMMON STOCK AND OTHER EQUITY SECURITIES

         Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.

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         Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Portfolio, the Portfolio Manager will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK

         Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

         A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

         Certain Portfolios may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

WARRANTS

         Certain Portfolios may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

         Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

         Certain Portfolios may invest in Eurodollar convertible securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S.

dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

         Certain Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment. The Portfolio's transactions in derivative instruments may include:

     - the purchase and writing of options on securities (including index options) and options on foreign currencies;

     - the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

     - entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

         The success of transactions in derivative instruments depends on the Portfolio Manager's judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Portfolio Manager incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

         Certain Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Portfolio Manager's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio's investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
GENERAL DESCRIPTION OF FUTURES CONTRACTS.

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

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INTEREST RATE FUTURES CONTRACTS.

     An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

         A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable a Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which a Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

         A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Portfolio would be substantially offset by the ability of a Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

OPTIONS ON FUTURES CONTRACTS.

     A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by a Portfolio.


         A Portfolio may use options on futures contracts in connection with hedging strategies. Julius Baer Foreign may invest up to 25% of its total net assets in futures, options, and swaps for hedging and non-hedging purposes. Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."


STOCK INDEX FUTURES CONTRACTS.

     A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

         To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to a Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

     (1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

     (a) forego possible price appreciation,

     (b) create a situation in which the securities would be difficult to repurchase, or

     (c) create substantial brokerage commissions;

     (2) when a liquidation of a Portfolio has commenced or is contemplated, but there is, in a Portfolio Manager's determination, a substantial risk of a major price decline before liquidation can be completed; or

     (3) to close out stock index futures purchase transactions.

         Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

     (1) if a Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Portfolio Manager to be fair value based upon the price of the stock at the time it qualified for inclusion in a Portfolio, or

     (2) to close out stock index futures sales transactions.


         Each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, with the exception of Julius Baer Foreign, which may invest in futures contracts and futures options for both hedging and non-hedging purposes. For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Portfolio's securities or the price of the securities, which a Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.


         If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

         A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between a Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

         A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by a Portfolio.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, a Portfolio realizes a capital gain, or if it is more, a Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Portfolio realizes a capital gain, or if it is less, a Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

INVESTMENT IN GOLD AND OTHER PRECIOUS METALS.


     Some Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Portfolio (with the exception of Hard Assets) intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income. AIM Mid Cap Growth and Julius Baer Foreign may invest up to 5% of its assets in gold and other precious metals.


         Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

         Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

GOLD FUTURES CONTRACTS.

     A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When a Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when a Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. A Portfolio will not engage in these contracts for speculation or for achieving leverage. A Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

LIMITATIONS.

     When purchasing a futures contract, a Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by a Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

         When writing a call option on a futures contract, a Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

     Julius Baer Foreign is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA and, therefore, who is not subject to the registration or regulation as a commodity pool operator under the CEA.

         In addition, the UBS U.S. Balanced and the FMR(SM) Diversified Mid
Cap will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of a Portfolio's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, a Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by a Portfolio would exceed 5% of a Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

OPTIONS ON SECURITIES AND SECURITIES INDEXES
PURCHASING OPTIONS ON SECURITIES.

     An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, a Portfolio would continue to receive interest income on such security.

         A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities a Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

         A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS.

         The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

         There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

         Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

WRITING COVERED CALL AND SECURED PUT OPTIONS.

     In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

         In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.


         Except the UBS U.S. Balanced Portfolio and FMR(SM) Diversified Mid
Cap, a Portfolio may write a call or put option only if the option is "covered" or "secured" by a Portfolio holding a position in the underlying securities. This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a Portfolio may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if a Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. A Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.


OPTIONS ON SECURITIES INDEXES.

     A Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, a Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or a Portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

OVER-THE-COUNTER OPTIONS.

     Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

         The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). Except as provided below, each Portfolio intends to write over-the-counter options only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if a Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

GENERAL.

     The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

         The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of a Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in a Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS.

         There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio's transactions in futures may protect a Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude a Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in a Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that a Portfolio's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and a Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

         Most Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

         The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

SWAPS.

         Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

         The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on a Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

         The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         For purposes of applying a Portfolio's investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap sold by a Portfolio (I.E., where a Portfolio is selling credit default protection), however, a Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

         CREDIT DEFAULT SWAPS.


     The PIMCO Core Bond may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.


         The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.

VARIABLE AND FLOATING RATE SECURITIES.

         Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

         Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS.

         Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on illiquid securities.

STRUCTURED SECURITIES.

         Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

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INDEXED SECURITIES.

         Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

         Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

HYBRID INSTRUMENTS.

         Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

         Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

         The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a

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common, nationally published benchmark. The risks of a particular Hybrid
Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

         Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

         Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

         Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet a Portfolio's needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which a Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.


         The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio. Accordingly, each Portfolio, except for Janus Contrarian, Legg Mason Value, Marsico Growth, and Marsico International Opportunities, will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that a Portfolio's investment in Hybrid Instruments will account for more than 10% of a Portfolio's return (positive or negative).


DOLLAR ROLL TRANSACTIONS.

         Certain Portfolios seeking a high level of current income may enter into dollar rolls or "covered rolls" in which a Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, a Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Portfolio may or may not take delivery of the securities a Portfolio has contracted to purchase.

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

         A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by a Portfolio. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to a Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS.

         All Portfolios may purchase securities on a when-issued, delayed delivery or forward commitment basis if a Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio's other assets. Although a Portfolio could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, a Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if a Portfolio Manager deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS
FOREIGN SECURITIES.

         Certain Portfolios may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts") which are described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.


         Each Portfolio (except the JPMorgan Emerging Markets Equity, Hard Assets, Janus Contrarian, Legg Mason Value, Marsico Growth, and Marsico International Opportunities) may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country. PIMCO Core Bond may not have more than 10% of its total assets invested in securities of issuers located in emerging market companies. In addition, Hard Assets may invest up to 35% of its net assets in securities of issuers located in South Africa. A Portfolio's investments in U.S. issuers are not subject to the foreign country diversification guidelines.


         Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

         Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

         There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign

                                       31
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investments in non-U.S. courts than with respect to domestic issuers in U.S.
courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

         Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investment.

         Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS.


         Certain Portfolios, including Evergreen Omega and International, authorized to invest in securities of foreign issuers may invest assets in equity and debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.


DEPOSITARY RECEIPTS.

         ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders

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of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

         EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

FOREIGN CURRENCY TRANSACTIONS.

         Since certain Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

FORWARD CURRENCY CONTRACTS.

     Certain Portfolios may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

         A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

         A Portfolio may enter into forward foreign currency contracts in two circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

         Second, when the Portfolio Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

         None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

         If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

OPTIONS ON FOREIGN CURRENCIES.

         A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

         A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.

         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements

                                       34
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parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

         A Portfolio uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

         As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

CURRENCY MANAGEMENT.

         A Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Portfolio Manager attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

EXCHANGE RATE-RELATED SECURITIES.

         Certain of the Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

         Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency

                                       35
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markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

SOVEREIGN DEBT

         Certain Portfolios may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities. PIMCO Core Bond may invest in such securities rated B, subject to a maximum of 10% in securities rated Ba and B.

         Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

         Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which a Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. A Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

         The issuers of the government debt securities in which a Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, a Portfolio may have few or no effective legal remedies for collecting on such debt.

OTHER INVESTMENT PRACTICES AND RISKS
REPURCHASE AGREEMENTS.

         All Portfolios may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

         The Portfolio Manager monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Portfolio Manager, in accordance with procedures established by the Board, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

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         A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board of the Trust, which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.


         A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS.


     A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A Portfolio typically will segregate assets determined to be liquid by the Portfolio Manager to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. The Goldman Sachs Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not invest in reverse repurchase agreements.

OTHER INVESTMENT COMPANIES.

     An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies' fees and expenses.

     T. Rowe Price Equity Income and T. Rowe Price Capital Appreciation may, however, invest in shares of the T. Rowe Price Reserve Investment and Government Reserve Investment Funds; Janus Contrarian, may invest in shares of Janus' Money Market Funds and FMR(SM) Diversified Mid Cap may invest in shares of Fidelity Money Market Funds, each pursuant to the receipt of an SEC exemptive order. Other Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act. International Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.

         EXCHANGE-TRADED FUNDS ("ETFs")

     An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a Portfolio invests in ETF's, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.

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         STANDARD & POOR'S DEPOSITARY RECEIPTS

     Each of the AIM Mid Cap Growth, Eagle Asset Capital Appreciation, Goldman Sachs Tollkeeper(SM), Janus Contrarian, Jennison Equity Opportunities, Legg Mason Value, Marsico Growth, and Marsico International Opportunities may, consistent with its investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.

         iSHARES MSCI INDEX SHARES

     The AIM Mid Cap Growth, Goldman Sachs Tollkeeper(SM), International, Janus Contrarian, Jennison Equity Opportunities, JPMorgan Emerging Markets Equity, Legg Mason Value, Marsico Growth, and Marsico International Opportunities may also invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS")). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, the Portfolio could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").

         HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRs")

     HOLDRs are trust-issued receipts that represent a Portfolio's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Portfolio's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.


SHORT SALES.


         A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Portfolio Manager believes that a decline in the price of a particular security or group of securities is likely. Evergreen Omega, Goldman Sachs Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not engage in short sales.


         The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX.

         A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

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ILLIQUID SECURITIES.


         Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Portfolio Manager might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between a Portfolio's decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust's Board.


RESTRICTED SECURITIES.


         Each Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Trust's Board, based upon information and recommendations provided by the Portfolio Manager, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board has adopted guidelines and has delegated to the Portfolio Manager the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. The Portfolio may not be able to sell these securities when the Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.


BORROWING.

         Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

         Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio's borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.

LENDING PORTFOLIO SECURITIES.

         For the purpose of realizing additional income, certain Portfolios may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which the this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five-business day's notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Portfolio Manager, the consideration to be earned from such loans would justify the risk.


REAL ESTATE INVESTMENT TRUSTS ("REITs").


         REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

         RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY.

     Although a Portfolio that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

     -   possible declines in the value of real estate;

     -   adverse general or local economic conditions;

     -   possible lack of availability of mortgage funds;

     -   overbuilding;

     -   extended vacancies of properties;

     -   increases in competition, property taxes and operating expenses;

     -   changes in zoning or applicable tax law;

     - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

     -   casualty or condemnation losses;

     -   uninsured damages from floods, earthquakes or other natural disasters;

     -   limitations on and variations in rents; and

     -   unfavorable changes in interest rates.

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         In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES.

         The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

SMALL COMPANIES.

         Certain of the Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

         Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Portfolio Manager would otherwise have sold the security. It is possible that the Portfolio Manager or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.

UNSEASONED COMPANIES.


     Certain Portfolios, including the FMR(SM) Diversified Mid Cap, Jennison Equity Opportunities, AIM Mid Cap Growth, Capital Guardian Small/Mid Cap, Capital Guardian Managed Global, Capital Guardian U.S. Equities, Janus Contrarian, Legg Mason Value, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond and Goldman Sachs Tollkeeper(SM), may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.


STRATEGIC TRANSACTIONS.

         Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this SAI, certain of the Portfolios may, but are not required to, utilize various investment strategies as described herein to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent

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not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

         Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Portfolio Manager's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

SPECIAL SITUATIONS.

         A special situation arises when, in the opinion of the Portfolio Manager, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INTERNET AND INTERNET-RELATED COMPANIES.

         Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY.

         Investors should carefully consider the risks of companies in the Internet industry and related industries when making an investment decision. The value of the Fund's shares will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 recently have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of firm and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.

TEMPORARY DEFENSIVE INVESTMENTS


         For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. PIMCO Core Bond may hold an unlimited amount of such investments consistent with its objectives. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.


         Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this Statement of Information will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

SEGREGATION OF ASSETS

         As discussed above, when a Portfolio invests in certain securities or engages in certain transactions (e.g., derivatives, when issued securities, delayed delivery transactions), it will segregate assets on its books or those of its Custodian. Segregated assets will include cash or other liquid securities and high quality debt instruments, in amounts equal to the amount of its commitment, which are marked to market daily.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS


         The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of Evergreen Health Sciences, Evergreen Omega, FMR(SM) Earnings Growth, Goldman Sachs Tollkeeper(SM), JPMorgan Small Cap Equity, JPMorgan Value Opportunities, Julius Baer Foreign, Legg Mason Value, Marsico International Opportunities, MFS Utilities, Pioneer Fund, and Pioneer Mid Cap Value are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a portfolio.

FOR AIM MID CAP GROWTH, CAPITAL GUARDIAN SMALL/MID CAP, CAPITAL GUARDIAN MANAGED GLOBAL, EAGLE ASSET CAPITAL APPRECIATION, HARD ASSETS, JENNISON EQUITY OPPORTUNITIES, LIMITED MATURITY BOND, T. ROWE PRICE CAPITAL APPRECIATION, T. ROWE PRICE EQUITY INCOME, VAN KAMPEN REAL ESTATE, AND VAN KAMPEN GROWTH AND
INCOME:

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     A Portfolio may not:

         1. Invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that this restriction does not apply to Van Kampen Real Estate or Hard Assets;

         2. Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, except that restriction does not apply to Van Kampen Real Estate or Hard Assets;

         3. Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto), (b) with respect to Liquid Assets, to securities or obligations issued by U.S. banks, (c) with respect to Capital Guardian Managed Global, to securities issued or guaranteed by foreign governments or any political subdivisions thereof, authorities, agencies, or instrumentalities (or repurchase agreements with respect thereto); and (d) to the Van Kampen Real Estate, which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, or to the Hard Assets, which will normally invest more than 25% of its total assets in the group of industries engaged in hard assets activities, provided that such concentration for these two Portfolios is permitted under tax law requirements for regulated investment companies that are investment vehicles for variable contracts;

         4. Purchase or sell real estate, except that a Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

         5. Purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and except that Hard Assets may, consistent with its investment objective and subject to the restrictions described in the Prospectus and in the SAI, purchase securities on margin;

         6. Lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies:

                a. invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

                b.  enter into repurchase agreements; and

                c. lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board;

         7. Issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with that Portfolio's borrowing policies, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

         8. Act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under the federal securities laws;

         9. With respect to the T. Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Hard Assets, Van Kampen Real Estate, make short sales of securities, except short sales against the box, and except that this restriction shall not apply to the Hard Assets, which may engage in short sales within the limitations described in the SAI;

         10. Borrow money or pledge, mortgage, or hypothecate its assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency contracts as described in the Prospectus and in the SAI. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of a Portfolio's assets);

         11. With respect to the T, Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Hard Assets, Van Kampen Real Estate, invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio Manager are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio, or, for the Van Kampen Growth and Income, Eagle Asset Capital Appreciation, AIM Mid Cap Growth, Jennison Equity Opportunities, Capital Guardian Small/Mid Cap and Capital Guardian Managed Global, more than 15% of the total assets of the Portfolio (taken at market value at the time of such investment), would be invested in such securities;

         12. Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except:

                a. any Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts;

                b. the T. Rowe Price Equity Income and AIM Mid Cap Growth may engage in futures contracts on gold; and

                c. this restriction shall not apply to the Capital Guardian Managed Global and the Hard Assets

         13. With respect to all Portfolios except the Capital Guardian Managed Global, invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that any Portfolio may engage in transactions in options, futures contracts, and options on futures.

FOR ALLIANCE MID CAP GROWTH:

     The Portfolio may not:

         1. Issue any class of securities which is senior to the Portfolio shares of beneficial interest, except that the Portfolio may borrow money to the extent contemplated by Restriction 3 below;

         2. Purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose);

         3. Borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

         4. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

         5. As to 75% of the Portfolio total assets, purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) more than 5% of the Portfolio total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio total assets (taken at current value) would be invested in a single industry;

         6. Invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of the Portfolio Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; and

         7. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans.

FOR CAPITAL GUARDIAN U.S. EQUITIES:

     The Portfolio may not:

         1. Issue senior securities, except to the extent that the borrowing of money in accordance with restrictions (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.);

         2. Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry;

         3. Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U.
                S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions;

         4. Borrow money, except that the portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and
                (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions;

         5. Underwrite securities of other issuers except insofar as the Portfolio may be considered an underwriter under the 1933 Act in selling portfolio securities;

         6. Purchase or sell real estate, except that the Portfolio may invest in securities issued by companies which invest in real estate or interests therein and may invest in mortgages and mortgage-backed securities; and

         7. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

FOR EVERGREEN HEALTH SCIENCES:

The Portfolio may not:

         1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

         2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         3. Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

         4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

         5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and
                (iii) acquire debt securities without being deemed to be making a loan;

         7. Make any investment that is inconsistent with its classification as a non-diversified investment company as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

         8. "Concentrate" its investments in a particular industry, except that the Portfolio may invest more than 25% of its assets in securities issued by companies principally engaged in the healthcare industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

FOR EVERGREEN OMEGA:

The Portfolio may not:

         1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

         2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         3. Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

         4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

         5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and
                (iii) acquire debt securities without being deemed to be making a loan;

         7. Shall be a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

         8. "Concentrate" its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing:
                (a) this limitation will not apply to a Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or
                (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         In addition, for the Evergreen Health Sciences and Evergreen Omega Portfolios, if a Portfolio's holdings of illiquid securities exceeds 15% because of changes in the value of a Portfolio's investments, a Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, a Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.


FOR FMR(SM) DIVERSIFIED MID CAP, JANUS CONTRARIAN, LEGG MASON VALUE, AND UBS U.S. BALANCED:

     A Portfolio may not:

         1. With respect to 75% of each Portfolio's (except Legg Mason Value) total assets (50% of the Janus Contrarian's total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
                (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

         2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

         3. Borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

         5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

         6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

         8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

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FOR FMR(SM) EARNINGS GROWTH, JPMORGAN VALUE OPPORTUNITIES, MARSICO INTERNATIONAL
OPPORTUNITIES, MFS UTILITIES, PIONEER FUND, AND PIONEER MID CAP VALUE:

The Portfolio may not:

         1. With respect to 75% of the Portfolio's (except MFS Utilities) total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

         2. Concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to a Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. Government, its agencies or instrumentalities), except for MFS Utilities which may concentrate its investment in companies in the utilities sector;

         3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

         4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

         5. Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Portfolio for its portfolio, a Portfolio may be deemed to be an underwriter under applicable law;

         6.     Purchase or sell real estate, except that a Portfolio may
                (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

         7. Issue any senior security (as defined in the 1940 Act), except that (i) a Portfolio may enter into commitments to purchase securities in accordance with a Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or


         8. Purchase physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

                                       50
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FOR GOLDMAN SACHS TOLLKEEPER(SM), INTERNATIONAL, JPMORGAN SMALL CAP EQUITY,
JULIUS BAER FOREIGN, MERCURY FOCUS VALUE, MERCURY LARGE CAP GROWTH, VAN KAMPEN GLOBAL FRANCHISE, VAN KAMPEN EQUITY GROWTH, AND:

     A Portfolio may not:

         1. With respect to 75% of each Portfolio's total assets (50% of the Van Kampen Global Franchise and JPMorgan Small Cap Equity total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

         2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

         3. Borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. In addition, the Goldman Sachs Tollkeeper(SM), Van Kampen Global Franchise, and Van Kampen Equity Growth may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, purchase securities on margin to the extent permitted by applicable law, and engage in transactions in mortgage dollar rolls which are accounted for as financings.

         4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

         5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

         6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

         8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

FOR JPMORGAN EMERGING MARKETS EQUITY:

     The Portfolio may not:

         1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

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         2.     Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan;

         3. (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Portfolio that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Portfolio may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets;

         4. Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions;

         5. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities);

         6. Buy or sell real estate or commodities or commodity contracts; however, the Portfolio, to the extent not otherwise prohibited in the Prospectus or this SAI, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this SAI;

         7. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this SAI, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets;

         8. Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

         9. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions; and

         10. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Portfolio's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

FOR MARSICO GROWTH:

     The Portfolio may not:

         1. Purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by the Portfolio investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere this Statement;

         2. Purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

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

         3. Make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement (the short sale restriction is non-fundamental);

         4. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

         5. Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

         6. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

         7. Borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Portfolio total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

         8. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

         9. Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

         10. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

         11. Own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer; and

         12. Purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.

FOR MFS TOTAL RETURN, MFS MID CAP GROWTH, OPPENHEIMER MAIN STREET AND PIMCO CORE
BOND:

     A Portfolio may not:

         1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer; provided that this restriction shall not apply to MFS Mid Cap Growth ;

         2. Invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

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

         3. Borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings), except PIMCO Core Bond may also borrow to enhance income;

         4. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

         5. Purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) The MFS Mid Cap Growth, Oppenheimer Main Street and MFS Total Return reserve the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The MFS Mid Cap Growth, Oppenheimer Main Street and MFS Total Return will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts);

         6. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

         7. Purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and

         9. Issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the Investment Company Act of 1940 or by order of the SEC.

FOR SALOMON BROTHERS ALL CAP:

     The Portfolio may not:

         1. Hold more than 25% of the value of its total assets in the securities of any single company or in the securities of companies in any one industry. As to 50% of the value of its total assets, the Portfolio's investment in any one security, other than United States Government obligations, will not exceed 5% of the value of its total assets and as to this 50%, the Portfolio will not invest in more than 15% of the outstanding voting securities of any one issuer;

         2. Borrow money or pledge or mortgage its assets, except as described under "Description of Securities and Investment Techniques" and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

         3. Underwrite securities, except in instances where the Portfolio has acquired portfolio securities which it may not be free to sell publicly without registration under the 1933 Act ("restricted securities"); in such registrations, the Portfolio may technically be deemed an "underwriter" for purposes of the 1933 Act. No more than 10% of the value of Portfolio's total assets may be invested in illiquid securities;

         4. Make loans other than through (a) the lending of its portfolio securities in accordance with the procedures described under "Description of Securities and Investment Techniques -- Lending of Portfolio Securities" in this SAI, or (b) entering into repurchase agreements in an amount up to an aggregate of 25% of its total assets, but this restriction shall not prevent the Portfolio from buying a portion of an issue of bonds, debentures or other obligations which are liquid, or from investing up to an aggregate of 10% (including investments in other types of illiquid securities) of the value of its total assets in portions of issues of bonds, debentures or other obligations of a type privately placed with financial institutions and which are illiquid;

         5. Invest more than 10% of the value of the Portfolio's total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities which are not readily marketable;

         6. Invest in companies for the purpose of exercising control or management. (The Portfolio may on occasion be considered part of a control group of a portfolio company by reason of the size or manner of its investment, in which event the securities of such portfolio company held by the Portfolio may not be publicly saleable unless registered under the Securities Act of 1933 or pursuant to an available exemption thereunder.);

         7. Purchase securities on margin (except for such short-term credits as are necessary for the clearance of transactions and except that the Portfolio may make deposits in connection with transactions in options on securities) or make short sales of securities (except for sales "against the box", i.e., when a security identical to one owned by the Portfolio, or which the Portfolio has the right to acquire without payment of additional consideration, is borrowed and sold short);

         8. Purchase or sell real estate, interests in real estate, interests in real estate investment trusts, or commodities or commodity contracts; however, the Portfolio (a) may purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933 and are readily marketable and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies;

         9. Purchase more than 3% of the stock of another investment company, or purchase stock of other investment companies equal to more than 5% of the Portfolio's net assets in the case of any one other investment company and 10% of such net assets in the case of all other investment companies in the aggregate. Any such purchase will be made only in the open market where no profit to a sponsor or dealer results from the purchase, except for the customary broker's commission. This restriction shall not apply to investment company securities received or acquired by the Portfolio pursuant to a merger or plan of reorganization. (The return on such investments will be reduced by the operating expenses, including investment advisory and administrative fees of such investment Portfolios and will be further reduced by the Portfolio's expenses, including management fees; that is, there will be a layering of certain fees and expenses.);

         10. Purchase or hold securities of an issuer if one or more persons affiliated with the Portfolio or with Smith Barney Asset Management owns beneficially more than 1/2 of 1% of the securities of that issuer and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of the securities of such issuer;

         11. Buy portfolio securities from, or sell portfolio securities to, any of the Portfolio's officers, directors or employees of its investment manager or distributor, or any of their officers or directors, as principals;

         12. Purchase or sell warrants; however, the Portfolio may invest in debt or other securities which have warrants attached (not to exceed 10% of the value of the Portfolio's total assets). Covered options with respect to no more than 10% in value of the Portfolio's total assets will be outstanding at any one time;

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

         13. Invest in interest in oil, gas or other mineral exploration or development programs, or

         14.    Issue senior securities except as may be permitted by the 1940
                Act.

FOR SALOMON BROTHERS INVESTORS:

     The Portfolio may not:

         1. Purchase any securities of another issuer (other than the United States of America) if upon said purchase more than 5% of its net assets would consist of securities of such issuer, or purchase more than 15% of any class of securities of such issuer;

         2.     Borrow money, except (i) in order to meet redemption requests or
                (ii) as a temporary measure for extraordinary or emergency purposes and, in the case of both (i) and (ii), only from banks and only in an aggregate amount not to exceed 5% of its total assets taken at cost or value, whichever is less, or mortgage or pledge any of its assets and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

         3. Lend its funds or other assets to any other person other than through the purchase of liquid debt securities pursuant to the Portfolio's investment policies, except that (a) the Portfolio may lend its portfolio securities in an amount up to 33 1/3% of its total assets, provided that the borrower may not be affiliated, directly or indirectly, with the Portfolio and (b) the Portfolio may enter into repurchase agreements in an amount up to an aggregate of 25% of its total assets;

         4. Invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Portfolio to be so invested;

         5. Purchase any securities on margin (except that the Portfolio may make deposits in connection with transactions in options on securities), make any so-called "short" sales of securities or participate in any joint or joint and several trading accounts;

         6.     Act as underwriter of securities of other issuers;

         7. Purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary broker's commission, results from such purchase (but the aggregate of such investments shall not be in excess of 10% of the net assets of the Portfolio), or except when such purchase is part of a plan of merger or consolidation;

         8. Buy securities from, or sell securities to, any of its officers, directors, employees, investment manager or distributor, as principals;

         9. Purchase or retain any securities of an issuer if one or more persons affiliated with the Portfolio owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer and such affiliated persons so owning 1/2 of 1% together own beneficially more than 5% of such securities;

         10. Purchase real estate (not including investments in securities issued by real estate investment trusts) or commodities or commodity contracts, provided that the Portfolio may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency transactions and buy, sell and write options on currencies;

         11.    Issue senior securities except as may be permitted by the 1940
                Act.

         For all Portfolios, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment

                                       56
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limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.


FOR AIM MID CAP GROWTH, CAPITAL GUARDIAN SMALL/MID CAP, AND VAN KAMPEN GROWTH AND INCOME:

A Portfolio may not:

     1. Make short sales of securities, except short sales against the box (this restriction shall not apply to the AIM Mid Cap Growth, and Capital Guardian Small/Mid Cap, which may make short sales within the limitations described in the Prospectus and elsewhere in this SAI).

     2. Invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Portfolio Manager are illiquid if, as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

FOR ALLIANCE MID CAP GROWTH:

The Portfolio may not:

     1. Invest in warrants (other than warrants acquired by the Portfolio as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Portfolio net assets, provided that not more than 2% of the Portfolio net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

     2. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions;

     3. Purchase securities restricted as to resale if, as a result, (i) more than 10% of the Portfolio total assets would be invested in such securities, or (ii) more than 5% of the Portfolio total assets (excluding any securities eligible for resale under Rule 144A under the Securities Act of 1933) would be invested in such securities;

     4. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and (c) above;

     5. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition;

     6.  Invest in real estate limited partnerships;

     7. Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

                                       57
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     8.  Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.);

     9.  Make investments for the purpose of exercising control or management;

     10. Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the common stocks of companies that invest in or sponsor such programs;

     11. Acquire more than 10% of the voting securities of any issuer;

     12. Invest more than 15%, in the aggregate, of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation and securities restricted as to resale (including any securities eligible for resale under Rule 144A under the Securities Act of 1933); or

     13. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, if, as a result, the aggregate amount of premiums paid or received by the Portfolio in respect of any such transactions then outstanding would exceed 5% of its total assets.

FOR CAPITAL GUARDIAN U.S. EQUITIES:

The Portfolio may not:

1. Lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

2. Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

3. Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

4. Sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin.

5. Write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

6.   Purchase securities for the purpose of exercising control or management;

7. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

     For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as

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     unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies; and

8. Pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.

FOR CAPITAL GUARDIAN MANAGED GLOBAL:

The Portfolio may not:

     Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or futures contracts on currencies), except that the Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and in options on such futures contracts.

FOR EAGLE ASSET CAPITAL APPRECIATION:

A Portfolio may not:

     Make short sales of securities, except short sales against the box (this restriction shall not apply to the AIM Mid Cap Growth, and Capital Guardian Small/Mid Cap, which may make short sales within the limitations described in the Prospectus and elsewhere in this SAI).


FOR FMR(SM) DIVERSIFIED MID CAP, JANUS CONTRARIAN, LEGG MASON VALUE , AND UBS U.S. BALANCED:


1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation
     (3)).

4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or
     (b) acquiring loans, loan

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     participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

     With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

     For purposes of normally investing at least 80% of the FMR(SM) Diversified Mid Cap's assets in securities of companies of medium market capitalizations, the Portfolio Manager intends to measure the capitalization range of the S&P MidCap 400 Index no less frequently than once a month.

FOR FMR(SM) EARNINGS GROWTH:

     1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin,

     3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

     4. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For purposes of the Portfolio's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments).

     6. The Portfolio does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.

FOR GOLDMAN SACHS TOLLKEEPER(SM):

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The Portfolio may not:

1.   Invest for the purpose of exercising control or management;

2.   Sell property or securities short, except short sales against the box; and

3. Invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

     Unless otherwise indicated, all percentage limitations listed above apply to the Portfolio only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation. For purposes of fundamental restriction (iii) and non-fundamental restriction (v) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract.

     For purposes of non-fundamental restriction (2), a short sale "against the box" shall not be considered a short position.

FOR INTERNATIONAL, AND JULIUS BAER FOREIGN, JPMORGAN SMALL CAP EQUITY, MARSICO GROWTH, MERCURY LARGE CAP GROWTH, MERCURY FOCUS VALUE, VAN KAMPEN EQUITY GROWTH, VAN KAMPEN GLOBAL FRANCHISE:

1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation
     (3)), and only to the extent that the value of the Portfolio's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, and provided further that the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio's total assets at the time of borrowing;

4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets, except up to 20% of the Mercury Large Cap Growth's net assets) to a registered investment company or portfolio for which the Portfolio Manager or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.); and

6. The Portfolio may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by a Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio's net assets would be hedged, and (iv) not more than 25% of the Portfolio's net assets are used as cover for options written by the Portfolio.

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     With respect to non-fundamental investment restriction 4, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

FOR JPMORGAN EMERGING MARKETS EQUITY:

The Portfolio may not:

1. Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Portfolio;

2. Invest in any issuer for purposes of exercising control or management of the issuer;

3. Except as described in the Prospectus and this SAI, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

         a.     such options are written by other persons, and

         b. the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Portfolio's total assets;

4. Except as described in the Prospectus and this SAI, engage in short sales of securities; and

5. Purchase more than 10% of the outstanding voting securities of any one issuer.

     If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

FOR JPMORGAN VALUE OPPORTUNITIES:

The Portfolio may not:

     1. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     2. Purchase any securities subject to legal or contractual restrictions on the resale thereof, or purchase securities which are not readily marketable, or enter into repurchase agreements not terminable within seven business days, if such purchase or entering into a repurchase agreement would cause more than 10% of the value of its total assets to be invested in such securities and such repurchase agreements;

     3. Invest its assets in securities of other open-end investment companies, except as permitted under the 1940 Act or any order pursuant thereto; or

     4. Pledge, mortgage or hypothecate its assets except, to secure borrowings permitted by subparagraph (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of its total assets.

FOR LIMITED MATURITY BOND:

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     1.  Non-government securities must be rated Baa3 or better by Moody's or
         BBB or better by S&P or, if not rated, determined to be of comparable quality;

     2. Money market securities must be rated in the two highest categories by Moody's or S&P or, if not rated, determined to be of comparable quality;

     3. The Portfolio will not invest more than 10% of total assets in foreign government securities;

     4. The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

     5. Borrowing may not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, (ii) options, futures, options on futures and forward currency contracts, and (iii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

     6. Illiquid securities may not exceed 10% of net assets ( including repurchase agreements and fixed-time deposits subject to withdrawing penalties maturing in more than 7 days); or

     7. The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI.

FOR MARSICO GROWTH:

     The Portfolio may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.

FOR MARSICO INTERNATIONAL OPPORTUNITIES:

The Portfolio may not:

     1. The Portfolio will not enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

     2. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration thereof, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     3. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     4. The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     5. The Portfolio does not currently intend to purchase any securities or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees,

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

         may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule, and Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation. In addition, a foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not subject to this limitation.

     6. The Portfolio may not invest in companies for the purpose of exercising control of management.

FOR MFS TOTAL RETURN, MFS MID CAP GROWTH, OPPENHEIMER MAIN STREET:

A Portfolio may not:

     1. Invest more than 15% (except 10% with respect to the Oppenheimer Main Street,) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

     2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

     3. Make investments for the purpose of gaining control of a company's management.

FOR MFS UTILITIES:

The Portfolio may not:

     1. invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (E.G., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Portfolio's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolio's limitation on investment in illiquid securities. Securities that are not registered under the Securities Act of 1933 but are determined to be liquid by the Board (or its delegee) will not be subject to this 15% limitation.

Except for MFS Utilities' investment restriction no. 1 and the Portfolio's non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Portfolio's non-fundamental policy on illiquid investments, the Portfolio will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

FOR PIMCO CORE BOND:

     The Portfolio may not:

     1. Invest more than 15% of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

     2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements; and

     3. Make investments for the purpose of gaining control of a company's management.

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     Unless otherwise indicated, all limitations applicable to Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

FOR SALOMON BROTHERS INVESTORS:

The Portfolio may not:

     1. Invest in warrants (other than warrants acquired by the Salomon Brothers Investors as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Salomon Brothers Investors' net assets or if, as a result, more than 2% of the Salomon Brothers Investors' net assets would be invested in warrants that are not listed on AMEX or NYSE;

     2. Invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit the Salomon Brothers Investors from purchasing publicly traded securities of companies engaging in whole or in part in such activities; or

     3. Purchase or sell real property (including limited partnership interests) except to the extent described in Salomon Brothers Investors' fundamental investment restriction number 10.

FOR VAN KAMPEN REAL ESTATE:

The Portfolio may not:

     1. Make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it and except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

     2. Purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures contracts, foreign currency futures contracts or related options is not considered the purchase of a security on margin.

     3. Invest in the securities issued by other investment companies as part of a merger, reorganization or other acquisition, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
         (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

     4. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.

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     5.  Invest in securities of any company if any officer or trustee/director of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees/directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

     6. Invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities.

     7. Invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

     8. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets, taken at current value, would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Board or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to resale, a liquid market exists. Also excluded from this limitation on restricted securities are securities purchased by the Portfolio of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
         (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

     The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board have also adopted the following non-fundamental investment policies for each of the following Portfolios, which may be changed upon 60 days' prior notice to shareholders:

     AIM MID CAP GROWTH

     The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of mid-capitalization companies.

     ALLIANCE MID CAP GROWTH

     Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes.

     CAPITAL GUARDIAN U.S. EQUITIES

     The Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment.

     CAPITAL GUARDIAN SMALL/MID CAP

     The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies.

     EVERGREEN HEALTH SCIENCES

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to normally invest at least 80% of its assets in the equity securities of healthcare companies which develop,

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     produce or distribute products or services related to the healthcare or medical industries. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     FMR(SM) DIVERSIFIED MID CAP

     The Portfolio Manager normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations.

     GOLDMAN SACHS TOLLKEEPER(SM)

     The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Tollkeeper" companies, which are high-quality technology media, or service companies that adopt or use technology to improve cost structure, revenue opportunities and/or competitive advantage.

     HARD ASSETS

     The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities.

     JENNISON EQUITY OPPORTUNITIES

     The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in attractively valued equity securities of companies with current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market.

     JPMORGAN EMERGING MARKETS EQUITY

     The Portfolio normally invests at least 80% of the value of its net assets in securities of emerging markets.

     JPMORGAN SMALL CAP EQUITY

     Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies.

     JULIUS BAER FOREIGN

     The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States.

     LIMITED MATURITY BOND

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities.

     MERCURY LARGE CAP GROWTH

     The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies.

     MFS MID CAP GROWTH

     The Portfolio normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.

     MFS UTILITIES

     The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry.

     PIMCO CORE BOND

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     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities.

     PIONEER MID CAPVALUE

     The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index.

     VAN KAMPEN EQUITY GROWTH

     Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus any borrowings for investment purposes).

     VAN KAMPEN REAL ESTATE

     The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

         The Board has also adopted the following non-fundamental investment policies for each of the following Portfolios. The Board may change these policies without providing 60 days' prior notice to shareholders.

     EAGLE ASSET CAPITAL APPRECIATION

     The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

     INTERNATIONAL

     Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.

     JANUS CONTRARIAN

     The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their potential for long-term growth of capital.

     T. ROWE PRICE EQUITY INCOME

     The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.


                             MANAGEMENT OF THE TRUST


     The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. As of January 1, 2005, the Trustees are John V. Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Robert S. Naka, Kimberly A. Anderson, Mary Bea Wilkinson, Robyn L. Ichilov, Lauren D. Bensinger, Todd Modic, Maria M. Anderson, Huey P. Falgout, Jr., Susan P. Kinens, Theresa K. Kelety, Robin R. Nesbitt, and Kimberly K. Palmer.


Set forth in the table below is information about each Trustee of the Funds.

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND
                                                   TERM OF OFFICE                                COMPLEX
                                POSITION(S) HELD   AND LENGTH OF    PRINCIPAL OCCUPATION(S)-   OVERSEEN BY    OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE          WITH FUND      TIME SERVED (1)   DURING THE PAST 5 YEARS   TRUSTEE (2)(3)   HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER                   Trustee           November 1997 --  Executive Director, The        139        None
7337 East Doubletree Ranch Rd.                    Present           Mark Twain House Museum
Scottsdale, Arizona 85258                                           (4) (1989 - Present)
Date of Birth:  07/19/1953

J. MICHAEL EARLEY               Trustee           January 1997 --   President and Chief            139        None
7337 East Doubletree Ranch Rd.                    Present           Executive Officer,
Scottsdale, Arizona 85258                                           Bankers Trust Company,
Date of Birth:  05/02/1945                                          N.A. (1992 - Present).

R. BARBARA GITENSTEIN           Trustee           January 1997 --   President, College of New      139        New Jersey Resources
7337 East Doubletree Ranch Rd.                    Present           Jersey (1999 - Present).                  (September 2003 -
Scottsdale, Arizona 85258                                                                                     present)
Date of Birth:  02/18/1948

PATRICK W. KENNY                Trustee           March 2002 --     President and Chief            139        None
7337 East Doubletree Ranch Rd.                    Present           Executive Officer
Scottsdale, Arizona 85258                                           International Insurance
Date of Birth:  01/12/1943                                          Society (2001 - Present);
                                                                    Executive Vice President,
                                                                    Frontier Insurance Group,
                                                                    Inc. (1998-2001).

WALTER H. MAY                   Trustee           February 2002 --  Retired. Formerly,             139        Best Prep Charity
7337 East Doubletree Ranch Rd.                    Present           Managing Director and                     (1991 - Present).
Scottsdale, Arizona 85258                                           Director of Marketing,
Date of Birth:  12/21/1936                                          Piper Jaffray, Inc.

JOCK PATTON                     Chairman and      February 2002 --  Private Investor (June         139        Director, Hypercom,
7337 East Doubletree Ranch Rd.  Trustee           Present           1997 - Present).                          Corp. (January 1999-
Scottsdale, Arizona 85258                                           Formerly, Director and                    Present); JDA
Date of Birth:  12/11/1945                                          Chief Executive Officer,                  Software Group, Inc.
                                                                    Rainbow Multimedia Group,                 (January 1999 -
                                                                    Inc. (January 1999 -                      Present); Swift
                                                                    December 2001);                           Transportation Co.
                                                                                                              (March 2004 -
                                                                                                              Present).

DAVID W.C. PUTNAM               Trustee           February 2002 --  President and Director,        139        Anchor International
7337 East Doubletree Ranch Rd.                    Present           F.L. Putnam Securities                    Bond Trust (December
Scottsdale, Arizona 85258                                           Company, Inc. and its                     2000 - 2002);
Date of Birth:  10/08/1939                                          affiliates; President,                    Progressive Capital
                                                                    Secretary and Trustee,                    Accumulation Trust
                                                                    The Principled Equity                     (August 1998 -
                                                                    Market Fund. Formerly,                    Present); Principled
                                                                    Trustee, Trust Realty                     Equity Market Fund
                                                                    Corp.; Anchor Investment                  (November 1996 -
                                                                    Trust; Bow Ridge Mining                   Present); Mercy
                                                                    Company and Trustee of                    Endowment Foundation
                                                                    each of the funds managed                 (1995 - Present);
                                                                    by Northstar Investment                   Director, F.L.
                                                                    Management Corporation                    Putnam Investment
                                                                    (1994 - 1999).                            Management Company
                                                                                                              (December 2001 -
                                                                                                              Present); Asian
                                                                                                              American Bank and
                                                                                                              Trust Company (June
                                                                                                              1992 - Present); and
                                                                                                              Notre Dame Health
                                                                                                              Care Center (1991 -
                                                                                                              Present); F.L.
                                                                                                              Putnam Securities
                                                                                                              Company, Inc. (June
                                                                                                              1998 - Present); and
                                                                                                              an Honorary Trustee,
                                                                                                              Mercy Hospital (1973
                                                                                                              - Present).

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND
                                                   TERM OF OFFICE                                COMPLEX
                                POSITION(S) HELD   AND LENGTH OF    PRINCIPAL OCCUPATION(S)-   OVERSEEN BY    OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE          WITH FUND      TIME SERVED (1)   DURING THE PAST 5 YEARS   TRUSTEE (2)(3)   HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
ROGER B. VINCENT (5)            Trustee           1994 -- Present   President, Springwell          139        Director, AmeriGas
7337 East Doubletree Ranch Rd.                                      Corporation (1989 -                       Propane, Inc. (1998
Scottsdale, Arizona 85258                                           Present). Formerly,                       - Present).
Date of Birth:  08/26/1945                                          Director, Tatham
                                                                    Offshore, Inc. (1996 -
                                                                    2000).

RICHARD A. WEDEMEYER            Trustee           February 2002 --  Retired. Mr. Wedemeyer         139        Director of
7337 East Doubletree Ranch Rd.                    Present           was formerly Vice                         Touchstone
Scottsdale, Arizona 85258                                           President - Finance and                   Consulting Group;
Date of Birth:  03/23/1936                                          Administration, Channel                   Jim Hensen Legacy
                                                                    Corporation (June 1996 -                  (1994 - Present).
                                                                    April 2002). Trustee,
                                                                    First Choice Funds (1997
                                                                    - 2001); and of each of
                                                                    the funds managed by ING
                                                                    Investment Management Co.
                                                                    LLC (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (6) (7)     Trustee           February 2002 -   Chief Executive Officer,       187        Trustee, Equitable
7337 East Doubletree Ranch Rd.                    Present           ING U.S. Financial                        Life Insurance Co.,
Scottsdale, Arizona 85258                                           Services (September 2001                  Golden American Life
Date of Birth:  05/05/1956                                          - Present); Member, ING                   Insurance Co., Life
                                                                    Americas Executive                        Insurance Company of
                                                                    Committee (2001 -                         Georgia, Midwestern
                                                                    Present); ING Aeltus                      United Life
                                                                    Holding Company, Inc.                     Insurance Co.,
                                                                    (2000 - Present), ING                     ReliaStar Life
                                                                    Retail Holding Company                    Insurance Co.,
                                                                    (1998 - Present), and ING                 Security Life of
                                                                    Retirement Holdings, Inc.                 Denver, Security
                                                                    (1997 - Present).                         Connecticut Life
                                                                    Formerly, President,                      Insurance Co.,
                                                                    Chief Executive Officer                   Southland Life
                                                                    and Director of Northern                  Insurance Co., USG
                                                                    Life Insurance Company                    Annuity and Life
                                                                    (March 2001 - October                     Company, and United
                                                                    2002), President ING Life                 Life and Annuity
                                                                    Insurance & Annuity                       Insurance Co. Inc;
                                                                    Company (September 1997 -                 Director, Ameribest
                                                                    November 2002), and                       Life Insurance Co.;
                                                                    General Manager and Chief                 Director, First
                                                                    Executive Officer, ING                    Columbine Life
                                                                    Worksite Division                         Insurance Co.;
                                                                    (December 2000 - October                  Member of the Board;
                                                                    2001).                                    Bushnell Performing
                                                                                                              Arts Center; St.
                                                                                                              Francis Hospital,;
                                                                                                              National Conference
                                                                                                              for Community
                                                                                                              Justice; and Metro
                                                                                                              Atlanta Chamber of
                                                                                                              Commerce.

JOHN G. TURNER (6)              Trustee           February 2002 -   Chairman, Hillcrest            139        Director, Hormel
7337 East Doubletree Ranch Rd.                    Present           Capital Partners (May                     Foods Corporation;
Scottsdale, Arizona 85258                                           2002-Present); Mr.                        Shopko Stores, Inc.;
Date of Birth:  10/03/1939                                          Turner was formerly                       M.A. Mortenson
                                                                    Vice Chairman of ING                      Company (March 2002
                                                                    Americas (2000 -                          - Present); and
                                                                    2002); Chairman and                       Conseco, Inc..
                                                                    Chief Executive                           (September 2003 -
                                                                    Officer of ReliaStar                      Present).
                                                                    Financial Corp. and
                                                                    ReliaStar Life
                                                                    Insurance Company
                                                                    (1993 - 2000);
                                                                    Chairman of ReliaStar
                                                                    Life Insurance Company
                                                                    of New York (1995 -
                                                                    2001); Chairman of
                                                                    Northern Life
                                                                    Insurance Company
                                                                    (1992 - 2001);
                                                                    Chairman and Trustee
                                                                    of the Northstar
                                                                    affiliated investment
                                                                    companies (1993 -
                                                                    2001).


(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.

(2)  As of December 31, 2004.

(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; and USLICO Series Fund.

(4) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House Museum.

(5) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

(6) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Manager, Directed Services Inc.

(7) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.

Information about the Trust's officers is set forth in the table below:



                          POSITIONS HELD        TERM OF OFFICE AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE     WITH THE TRUST        TIME SERVED(1)(2)               THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY         President and Chief   March 2003 - Present            President and Chief Executive Officer, ING
7337 East Doubletree      Executive Officer                                     Investments, LLC(3) (December 2000 - Present).
Ranch Rd.                                                                       Formerly, Senior Executive Vice President and
Scottsdale, Arizona                                                             Chief Operating Officer, ING Investments, LLC(3)
85258                                                                           (April 1995 - December 2000); and Executive Vice
Date of Birth:                                                                  President, ING Investments, LLC(3)  (May 1998 -
04/09/1949                                                                      June 2000).

STANLEY D. VYNER          Executive Vice        August 2003 - Present           Executive Vice President, ING Investments,
7337 East Doubletree      President                                             LLC(3)  (July 2000 - Present) and Chief
Ranch Rd.                                                                       Investment Risk Officer (January 2003 -
Scottsdale, Arizona                                                             Present).  Formerly, Chief Investment Officer of
85258                                                                           the International Portfolios, ING Investments,
Date of Birth:                                                                  LLC(3)  (August 2000 - January 2003);  and Chief
05/14/1950                                                                      Executive Officer, ING Investments, LLC(3)
                                                                                (August 1996 - August 2000).

MICHAEL J. ROLAND         Executive Vice        March 2003 - Present            Executive Vice President, Chief Financial Officer
7337 East Doubletree      President and Chief                                   and Treasurer (December 2001 - Present) and Chief
Ranch Rd.                 Financial Officer                                     Compliance Officer (October 2004 - Present), ING
Scottsdale, Arizona                                                             Investments, LLC(3).  Formerly, Senior Vice
85258                                                                           President, ING Investments, LLC(3)  (June 1998 -
Date of Birth:                                                                  December 2001).
05/30/1958

JOSEPH M. O'DONNELL       Chief Compliance      November 2004 - Present         Chief Compliance Officer of the ING Funds
7337   East   Doubletree  Officer                                               (November 2004 - Present). Formerly, Vice
Ranch Rd.                                                                       President, Chief Legal Counsel, Chief
Scottsdale, AZ 85258                                                            Compliance Officer and Secretary of Atlas
Date of Birth:                                                                  Securities, Inc., Atlas Advisers, Inc. and
                                                                                Atlas Funds (October 2001 - October 1004);
                                                                                and Chief Operating Officer and General
                                                                                Counsel of Matthews International Capital
                                                                                Management LLC and Vice President and
                                                                                Secretary of Matthews International Funds
                                                                                (August 1999 - May 2001).

ROBERT S. NAKA            Senior Vice           January 2003 - Present          Senior Vice President and Assistant Secretary,
7337 East Doubletree      President                                             ING Funds Services, LLC(4) (October 2001 -
Ranch Rd.                                                                       Present).  Formerly, Senior Vice President, ING
Scottsdale, Arizona                                                             Funds Services, LLC(4) (August 1999 - October
85258                                                                           2001).
Date of Birth:
06/17/1963

KIMBERLY A. ANDERSON      Senior Vice           November 2003 - Present         Senior Vice President, ING Investments, LLC(3)
7337 East Doubletree      President                                             (October 2003 - Present). Formerly, Vice
Ranch Rd.                                                                       President and Assistant Secretary, ING
Scottsdale, Arizona                                                             Investments, LLC(3) (October 2001 - October
85258                                                                           2003);  and Assistant Vice President, ING Funds
Date of Birth:                                                                  Services, LLC(4) (November 1999 - January 2001).
07/25/1964

MARY BEA WILKINSON        Vice President        March 2003 - Present            Senior Vice President, ING Outside Funds Group
7337 East Doubletree                                                            (2000 - present); Senior Vice President and Chief
Ranch Rd.                                                                       Financial Officer, First Golden American Life
Scottsdale, Arizona                                                             Insurance Company of New York (1997 - present);
85258                                                                           President, Directed Services, Inc. (1993 - 1997)
DATE OF BIRTH:
09/18/1956

                          POSITIONS HELD        TERM OF OFFICE AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE     WITH THE TRUST        TIME SERVED(1)(2)               THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV          Vice President        January 2003 - Present          Vice President, ING Funds Services, LLC(4)
7337 East Doubletree                                                            (October 2001 - Present) and ING Investments,
Ranch Rd.                                                                       LLC(3) (August 1997 - Present).
Scottsdale, Arizona
85258
Date of Birth:
09/25/1967

LAUREN D. BENSINGER       Vice President        February 2003 - Present         Vice President and Chief Compliance Officer, ING
7337 East Doubletree                                                            Funds Distributor, LLC(5) (July 1995 - Present);
Ranch Rd.                                                                       Vice President (February 1996 - Present) and
Scottsdale, Arizona                                                             Chief Compliance Officer (October 2001 - October
85258                                                                           2004), ING Investments, LLC(3).
Date of Birth:
02/06/1954

HUEY P. FALGOUT, JR.      Secretary             August 2003 - Present           Chief Counsel, ING Americas, U.S. Legal Services
7337 East Doubletree                                                            (September 2003 - Present).  Formerly, Counsel,
Ranch Rd.                                                                       ING U.S. Financial Services (November 2002 -
Scottsdale, Arizona                                                             September 2003); and Associate General Counsel of
85258                                                                           AIG American General (January 1999 - November
Date of Birth:                                                                  2002).
11/15/1963

TODD MODIC                Vice President        August 2003 - Present           Vice President of Financial Reporting, Fund
7337 East Doubletree                                                            Accounting of ING Fund Services, LLC(4)
Ranch Rd.                                                                       (September 2002 - Present). Formerly,
Scottsdale, Arizona                                                             Director of Financial Reporting, ING
85258                                                                           Investments, LLC(3) (March 2001 - September
Date of Birth:                                                                  2002); Director of Financial Reporting,
11/03/1967                                                                      Axient Communications, Inc. (May 2000 -
                                                                                January 2001); and Director of Finance,
                                                                                Rural/Metro Corporation (March 1995 - May 2000).

MARIA M. ANDERSON         Vice President        September 2004 - Present        Vice President, ING Funds Services, LLC
7337 East Doubletree                                                            (September 2004 - Present).  Formerly, Assistant
Ranch Rd.                                                                       Vice President, ING Funds Services, LLC(4)
Scottsdale, Arizona                                                             (October 2001 - Present); Manager of Fund
85258                                                                           Accounting and Fund Compliance, ING Investments,
Date of Birth:                                                                  LLC(3) (September 1999 - November 2001).
05/29/1958

KIMBERLY K. PALMER        Assistant Vice        September 2004 - Present        Assistant Vice President, ING Funds Services,
7337 East Doubletree      President                                             LLC(4) (August 2004 - Present).  Formerly,
Ranch Rd.                                                                       Manager, Registration Statements, ING Funds
Scottsdale, Arizona                                                             Services, LLC(4) (May 2003 - August 2004);
85258                                                                           Associate Partner, AMVESCAP PLC (October 2000 -
Date of Birth:                                                                  May 2003); and Director of Federal Filings and
05/04/1957                                                                      Blue Sky Filings, INVESCO Funds Group, Inc.
                                                                                (March 1994 - May 2003).

THERESA K. KELETY         Assistant Secretary   August 2003 - Present           Counsel, ING Americas, U.S. Legal Services (April
7337 East Doubletree                                                            2003 - Present). Formerly, Senior Associate with
Ranch Rd.                                                                       Shearman & Sterling (February 2000 - April 2003);
Scottsdale, Arizona                                                             and Associate with Sutherland Asbill & Brennan
85258                                                                           (1996 - February 2000).
Date of Birth:
2/28/1963

SUSAN P. KINENS           Assistant Vice        January 2003 - Present          Assistant Vice President, ING Funds Services,
7337 East Doubletree      President                                             LLC(4) (December 2002 - Present); and has held
Ranch Rd.                                                                       various other positions with ING Funds Services,
Scottsdale, Arizona                                                             LLC(4) for more than the last five years.
85258
Date of Birth:
12/31/1976

ROBIN R. NESBITT          Assistant Secretary   September 2004 - Present        Supervisor, Board Operations, ING Funds Services,
7337 East Doubletree                                                            LLC (4)  (August 2003 to Present). Formerly,
Ranch Rd.                                                                       Senior Legal Analyst, ING Funds Services, LLC (4)
Scottsdale, Arizona                                                             (August 2002 - August 2003); Associate,
85258                                                                           PricewaterhouseCoopers (January 2001 - August
Date of Birth: 09/30/73                                                         2001); and Paralegal, McManis, Faulkner & Morgan
                                                                                (May 2000 - December 2000).

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)  Unless otherwise noted, this column refers to ING Investors Trust.

(3) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(4) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(5) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

SHARE OWNERSHIP POLICY


         In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.


         Under this Policy, the initial value of investments in mutual funds of the ING Funds and the ING Investors Trust that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS


Each of the current Trustees' ownership interest in the Trust, as of December 31, 2004, is set forth below:



                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                      SECURITIES IN ALL REGISTERED
                                                      INVESTMENT COMPANIES OVERSEEN
                          DOLLAR RANGE OF             BY TRUSTEE IN FAMILY OF
  NAME OF TRUSTEE         EQUITY SECURITIES IN TRUST  INVESTMENT COMPANIES
  ------------------------------------------------------------------------------------
  John V. Boyer (1)
  Paul S. Doherty (2)
  J. Michael Earley
  R. Barbara Gitenstein
  Patrick W. Kenny (1)
  Walter H. May
  Thomas J. McInerney
  Jock Patton
  David W.C. Putnam
  Blaine E. Rieke (2)
  John G. Turner
  Roger B. Vincent
  Richard A. Wedemeyer



(1) Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.
(2)  Retired as of December 31, 2004.


BOARD COMMITTEES.


         VALUATION AND PROXY VOTING COMMITTEE. The Committee's function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available and, beginning in July 2003, oversee management's administration of proxy voting. The Valuation and Proxy Voting Committee currently consists of five (5) Independent Trustees: Jock Patton, Walter H. May, John V. Boyer, Richard A. Wedemeyer, and R. Barbara Gitenstein. Mr. May serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Valuation and Proxy Voting Committee held ___ meetings.

     EXECUTIVE COMMITTEE. The Board has established an Executive Committee whose function is to act for the full Board if necessary in the event that Board action is needed between regularly scheduled Board meetings. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act: John G. Turner, Walter H. May, Thomas J. McInerney and Jock Patton. Mr.

Turner serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Executive Committee held ____ meetings.

     NOMINATING COMMITTEE. The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee operates pursuant to a Charter approved by the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

     The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominations in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

     The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

     The Nominating Committee consists of four Independent Trustees: Walter H. May, Richard A Wedemeyer, R. Barbara Gitenstein and Patrick W. Kenny. Dr. Gitenstein serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Nominating Committee held ____ meetings.

AUDIT COMMITTEE. The Board has established an Audit Committee, composed entirely of Independent Trustees. The Audit Committee consists of Patrick W. Kenny, David W.C. Putnum, J. Michael Earley, and Roger B. Vincent. Mr. Earley serves as Chairman of the Committee. The Audit Committee reviews the financial reporting process, the Trust's systems of internal control, the audit process, and the Trust's processes for monitoring compliance with investment restrictions and applicable laws. The Audit Committee recommends to the Board the appointment of auditors for the Trust. In such capacity, it reviews audit plans, fees and other material arrangements with respect to the engagement of auditors, including non-audit services to be performed. It also reviews the qualifications of key personnel involved in the foregoing activities. During the fiscal year ended December 31, 2004, the Audit Committee held ____ meetings.

         INVESTMENT REVIEW COMMITTEES. On February 25, 2003, the Board established two (2) Investment Review Committees: the Domestic Equity and the International Equity and Fixed Income Funds Investment Review Committees. The purpose of these committees is to provide a committee structure that can effectively provide oversight of investment activities of the mutual fund portfolios. The Domestic Equity Investment Review Committee consists of four (4) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: J. Michael Earley, David W.C. Putnam, Patrick W. Kenny, John G. Turner, and Roger B. Vincent. Mr. Vincent serves as the Chairman of the Committee. The International Equity and Fixed Income Funds Investment Review Committee consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: John V. Boyer, R. Barbara Gitenstein, Walter H. May, Thomas J. McInerney, Jock Patton, and Richard A. Wedemeyer. Mr. Wedemeyer serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, each Investment Review Committee (Domestic Equity and International Equity and Fixed Income Funds Committees) held ____ meetings.

         COMPLIANCE AND COORDINATION COMMITTEE. The Board has established a Compliance and Coordination Committee for the purpose of facilitating information flow among Board members and with management between Board meetings, developing agendas for executive sessions of independent Board members, evaluating potential improvements in the allocation of work load among the Board members and Board committees, and evaluating other opportunities to enhance the efficient operations of the Board. The Committee currently consists of three Independent Trustees: John V. Boyer, Michael Earley, and Jock Patton. Mr. Boyer serves as the Chairman of the Committee. The Compliance and Coordination Committee held ____ meetings during the fiscal year ended December 31, 2004.

     CONTRACTS COMMITTEE. The Board has established a Contracts Committee for the purpose of _____. The Committee currently consists of three Independent
Trustees: John V. Boyer, Walter H. May, Jock Patton, Roger Vincent, and Richard
A. Wedemeyer. Mr. Vincent serves as the Chairman of the Committee.


     FREQUENCY OF BOARD MEETINGS


     The Board currently conducts regular meetings six (6) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.


     COMPENSATION OF TRUSTEES

     Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.


     Prior to February 26, 2002, each Independent Trustee, and any Interested Trustee that is not an interested person of ING or DSI, received (i) an annual retainer of $20,000, payable in equal quarterly installments; (ii) $5,000 per meeting for each Board meeting attended in person; (iii) $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board Meeting or for any specially called telephonic meeting; (iv) $5,000 per annum for serving as a committee chairperson, paid in equal quarterly installments;
(v) $1,250 per meeting for attendance at a regular Board meeting by telephone;
(vi) $250 per meeting for attendance of a committee meeting not held in conjunction with a regular Board meeting by telephone; and (vii) reimbursement for out-of-pocket expenses. In addition, the Lead Trustee received an additional 50% of the regular retainer of $20,000 plus 50% of the full quarterly meeting fee of $20,000 plus 50% of $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board meeting or for any specially called telephonic meeting. The pro rata share paid by each Portfolio was based on the Portfolio's average net assets as a percentage of the average net assets of all the Portfolios for which the Trustees serve in common as trustees as of the date the payment is due. None of the Trustees of the Trust was entitled to receive pension or retirement benefits during the year ended December 31, 2004.


     Prior to January 1, 2003, each Portfolio of the Trust paid each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any Committee meeting; (iv) $1,000 for attendance at any Special meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

     Effective January 1, 2003, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $40,000 per year (Messrs. May and Patton, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in-person meeting of the Board; (iii) $2,000 per attendance of a telephonic Board meeting; (iv) $2,000 per attendance of a committee meeting; (v) extra pay of $1,000 per meeting paid to committee chairmen; (vii) an extra retainer of $15,000 per year for lead directors; and (viii) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.


     Effective January 1, 2005, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $45,000 per year (Messrs. May and Patton, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in-person meeting of the Board; (iii) $2,000 per attendance of a telephonic Board meeting; (iv) $3,000 per attendance of an in-person committee meeting; (v) extra pay of $1,000 per meeting paid to committee chairmen; (vii) an extra retainer of $15,000 per year for lead directors; and (viii) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

     The following table sets forth information provided by the Portfolios' Manager regarding compensation of Trustees by the Trust and other funds managed by DSI and its affiliates for the fiscal year ended December 31, 2004. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by DSI or its affiliates.

    NAME OF
    PERSON,
    POSITION                                            AGGREGATE COMPENSATION FROM:
---------------------------------------------------------------------------------------------------------------------------------
                                          CAPITAL
                                          GUARDIAN   CAPITAL     CAPITAL       EAGLE
                      AIM     ALLIANCE      U.S.     GUARDIAN   GUARDIAN       ASSET      EVERGREEN                   FMR(SM)
                    MID CAP   MID CAP     EQUITIES   MANAGED    SMALL/MID     CAPITAL      HEALTH     EVERGREEN   DIVERSIFIED MID
                     GROWTH    GROWTH       (1)       GLOBAL     CAP (1)     APP. (1)     SCIENCES      OMEGA          CAP
---------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE (2)           ----     ----        ----      -----      -----        -----         -----       -----          -----

THOMAS J.
MCINERNEY             ----     ----        ----      ----       -----         ----         ----         ----          ----
TRUSTEE((20)

JOHN V. BOYER,
TRUSTEE (9)(3))

J. MICHAEL
EARLEY,
TRUSTEE

PATRICK W.
KENNY, TRUSTEE
(3)

R. BARBARA
GITENSTEIN,
TRUSTEE

ROGER B.
VINCENT,
TRUSTEE (4)

PAUL S.
DOHERTY,
TRUSTEE (3)

WALTER H. MAY
TRUSTEE

BLAINE E.
RIEKE  TRUSTEE
(5)

RICHARD A.
WEDEMEYER,
TRUSTEE

JOCK PATTON,
TRUSTEE

DAVID W.C.
PUTNAM,
TRUSTEE

    NAME OF
    PERSON,
    POSITION                                             AGGREGATE COMPENSATION FROM:
-------------------------------------------------------------------------------------------------------------------------------
                                                  GOLDMAN                                                JPMORGAN
                            FMR(SM)   FMR(SM)      SACHS                            JANUS    JENNISON      EMERG.      JPMORGAN
                 EVERGREEN   DIVER.   EARNINGS   TOLLKEEPER    HARD              CONTRARIAN   EQUITY      MARKETS     SMALL CAP
                   OMEGA    MID CAP  GROWTH (6)     (1)       ASSETS   INTER'L       (1)        OPP.     EQUITY (1)     EQUITY
-------------------------------------------------------------------------------------------------------------------------------
JOHN G.
TURNER
TRUSTEE (2)                            ----        ----       ----      ----        ----       ----        ----         ----

THOMAS J.
MCINERNEY
TRUSTEE (2)                            ----        ----       ----      ----        ----       ----        ----         ----

JOHN V.
BOYER,
TRUSTEE (3)

J. MICHAEL
EARLEY
TRUSTEE

PATRICK W.
KENNY,
TRUSTEE (3)

R. BARBARA
GITENSTEIN
TRUSTEE

ROGER B.
VINCENT
TRUSTEE(7)

PAUL S.
DOHERTY
TRUSTEE (3)

WALTER H.
MAY, TRUSTEE

BLAINE E.
RIEKE
TRUSTEE (5)

RICHARD A.
WEDEMEYER
TRUSTEE

JOCK PATTON
TRUSTEE

DAVID W.C.
PUTNAM
TRUSTEE

   NAME OF
   PERSON,
   POSITION                                               AGGREGATE COMPENSATION FROM:
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        MERCURY
               JPMORGAN   JULIUS   LEGG       LIMITED              MARSICO   MERCURY     LARGE         MFS      MFS
                VALUE      BAER    MASON      MATURITY   MARSICO  INT'L OPP.  FOCUS       CAP        MID CAP   TOTAL
               OPP. (6)  FOREIGN   VALUE (1)    BOND     GROWTH      (6)      VALUE    GROWTH (1)    GROWTH   RETURN
----------------------------------------------------------------------------------------------------------------------------------
JOHN G.
TURNER
TRUSTEE (2)

THOMAS J.
MCINERNEY
TRUSTEE (2)

JOHN V.
BOYER,
TRUSTEE (3)

J. MICHAEL
EARLEY
TRUSTEE

PATRICK W.
KENNY,
TRUSTEE (3)

R. BARBARA
GITENSTEIN
TRUSTEE

ROGER B.
VINCENT
TRUSTEE(7)

PAUL S.
DOHERTY
TRUSTEE (3)

WALTER H.
MAY, TRUSTEE

BLAINE E.
RIEKE
TRUSTEE (5)

RICHARD A.
WEDEMEYER
TRUSTEE

JOCK PATTON
TRUSTEE

DAVID W.C.
PUTNAM
TRUSTEE

  NAME OF
  PERSON,
  POSITION                                               AGGREGATE COMPENSATION FROM:
-----------------------------------------------------------------------------------------------------------------------------------
                         OPPEN.                                                        T. ROWE   T. ROWE
                 MFS      MAIN                         PIONEER   SALOMON    SALOMON     PRICE     PRICE
              UTILITIES  STREET    PIMCO     PIONEER   MID CAP   BROTHERS  BROTHERS    CAPITAL   EQUITY    UBS U.S.
                 (6)       (1)   CORE BOND  FUND (6)  VALUE (6)  ALL CAP   INVESTORS   APPREC.   INCOME   ALLOCAT.(1)
-----------------------------------------------------------------------------------------------------------------------------------
JOHN G.
TURNER
TRUSTEE (2)     ----

THOMAS J.
MCINERNEY       ----
TRUSTEE (2)

JOHN V.
BOYER,
TRUSTEE (3)

J. MICHAEL
EARLEY
TRUSTEE

PATRICK W.
KENNY,
TRUSTEE (3)

R. BARBARA
GITENSTEIN
TRUSTEE

ROGER B.
VINCENT
TRUSTEE(7)

PAUL S.
DOHERTY
TRUSTEE (3)

WALTER H.
MAY TRUSTEE

BLAINE E.
RIEKE
TRUSTEE (5)

RICHARD A.
WEDEMEYER
TRUSTEE

JOCK PATTON
TRUSTEE

DAVID W.C.
PUTNAM
TRUSTEE

    NAME OF
    PERSON,
    POSITION                                     AGGREGATE COMPENSATION FROM:
--------------------------------------------------------------------------------------------------------------------
                                                                                                          TOTAL
                                                                      PENSION OR                       COMPENSATION
                                                                      RETIREMENT                           FROM
                                                   VAN                 BENEFITS       ESTIMATED         REGISTRANT
                            VAN        VAN       KAMPEN      VAN        ACCRUED        ANNUAL            AND FUND
                          KAMPEN     KAMPEN      GROWTH     KAMPEN    AS PART OF      BENEFITS         COMPLEX PAID
                          EQUITY     GLOBAL        AND       REAL        FUND           UPON         TO TRUSTEES (8)
                          GROWTH    FRANCHISE    INCOME     ESTATE     EXPENSES     RETIREMENT (7)          (9)
--------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER                                                        ----          ----             ----
TRUSTEE (2)

THOMAS J.
MCINERNEY                                                             ----          ----             ----
TRUSTEE (2)

R. GLENN
HILLIARD
TRUSTEE (2) (3)                                                       ----          ----             ----

JOHN V. BOYER,                                                        N/A           N/A
TRUSTEE (3)

J. MICHAEL
EARLEY                                                                N/A           N/A
TRUSTEE

R. BARBARA
GITENSTEIN                                                            N/A           N/A
TRUSTEE

PATRICK W.
KENNY, TRUSTEE                                                        N/A           N/A
(3)

ROGER B.
VINCENT                                                               N/A           N/A
TRUSTEE(7)

PAUL S.
DOHERTY                                                               N/A           N/A
TRUSTEE (3)

WALTER H. MAY                                                         N/A           N/A
TRUSTEE

BLAINE E.
RIEKE  TRUSTEE                                                        N/A           N/A
(5)

RICHARD A.
WEDEMEYER                                                             N/A           N/A
TRUSTEE

JOCK PATTON                                                           N/A           N/A
TRUSTEE

DAVID W.C.
PUTNAM                                                                N/A           N/A
TRUSTEE



(1) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio. As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.

(2) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of DSI, the manager and distributor to the Trust. Officers and Trustees who are interested persons of ING or the Manager do not receive any compensation from the Portfolio.

(3) Mr. Doherty resigned as a Trustee effective December 31, 2004. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios. The compensation reflected is that of the fees paid by ING Partners, Inc.

(4) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

(5) Mr. Reike may be deemed to be an "interested person" of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co., the parent company of a Portfolio Manager to one of the Portfolios. For a period of time prior to May 1, 2003, Mr. Rieke may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Tollkeeper Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio.

(6) Because ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of the fiscal year ended December 31, 2004, compensation has not been paid to the Trustees on their behalf, therefore the numbers listed for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios represent estimated future compensation to the Trustees by the Trust and other funds managed by DSI and its affiliates.

(7) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(8)  Represents compensation for ___ funds.

(9) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

OWNERSHIP OF SHARES.


         Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Manager or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Manager or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2004.



                                    NAME OF OWNERS AND
                                     RELATIONSHIP TO                                           VALUE OF      PERCENTAGE OF
           NAME OF TRUSTEE               TRUSTEE               COMPANY       TITLE OF CLASS   SECURITIES         CLASS
     ---------------------------------------------------------------------------------------------------------------------
     JOHN V. BOYER (1)

     PAUL S. DOHERTY (2)

     J. MICHAEL EARLEY

     R. BARBARA GITENSTEIN

     PATRICK W. KENNY (1)

     WALTER H. MAY

     JOCK PATTON

     DAVID W. C. PUTNAM

     BLAINE E. RIEKE (2)

     ROGER B. VINCENT

     RICHARD A. WEDEMEYER



    (1)  Became a Trustee on January 1, 2005.
    (2)  Retired as of December 31, 2004.


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS.

         Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of other shareholders.


         As of March 31, 2005, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSI or ING Groep, N.V. ("ING") or any affiliated companies of DSI or ING. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSI or ING or any affiliated companies of DSI or ING.

     Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their affiliates. [ING USA Annuity and Life Insurance Company] may be deemed a control person of certain series of the Trust in that certain of its separate accounts hold more than 25% of the shares of these series.



                                                                   [ING USA Annuity and
                                                                   Life Insurance
                                                                   Company]
---------------------------------------------------------------------------------------



     As of March 31, 2005, the following owned of record or, to the knowledge of the Trust, beneficially owned more than 5% or more of the outstanding shares of:



                                         [ING NATIONAL TRUST       [ING LIFE AND ANNUITY
                                         100 WASHINGTON AVE.       151 FARMINGTON AVENUE
PORTFOLIO - CLASS OF SHARES              MINNEAPOLIS, MN 55401]      HARTFORD, CT 06156]
----------------------------------------------------------------------------------------





     As of the date of this SAI, FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Pioneer Fund, and Pioneer Mid Cap Value had not commenced operations, therefore no Variable Contract Owner owned a Variable Contract that entitled the owner to give voting instructions with respect to 5% or more of the shares of either of these Portfolios.

     The Trust has no knowledge of any other owners of record of 5% or more of outstanding shares of a Portfolio.

     To the knowledge of management, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Portfolio of the Trust as of March 31, 2005.


THE MANAGEMENT AGREEMENT.

         Directed Services, Inc. ("DSI" or the "Manager") serves as Manager to the Portfolios pursuant to a Management Agreement (the "Management Agreement") between the Manager and the Trust. DSI's principal address is 1475 Dunwoody Drive, West Chester, PA 19380-1478. DSI is a New York corporation that is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), which, in turn, is a subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. DSI is registered with the SEC as an investment adviser and with the National Association of Securities Dealers as a broker-dealer. Two Portfolio Managers of the Trust, Baring International Investment Limited and ING Investment Management Co. are affiliates of DSI through their common ownership by ING. DSI has entered into an Administrative Services Sub-Contract (the "Sub-Contract") with one of its affiliates, ING Funds Services, LLC ("ING Funds Services"), effective January 1, 2003, for all Portfolios except FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities. ING Funds Services is located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSI under the Management Agreement to the Trust on DSI's behalf. Under the Sub-Contract, ING Funds Services is compensated by DSI a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract. The Trust has entered into an Administration Agreement with ING Funds Services directly on behalf of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico Internatioinal Opportunities and MFS Utilities Portfolios. Please see the "Administration" section of this SAI for an explanation of ING Funds Services' responsibilities regarding FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico Internatioinal Opportunities and MFS Utilities Portfolios.


         The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as the investment medium for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company

("Golden American") and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA. Golden American was a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.


         Pursuant to the Management Agreement, the Manager, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Portfolio Managers. These services include, but are not limited to, (i) coordinating for all Portfolios, at the Manager's expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Portfolio Managers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Manager's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Manager of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Manager of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Manager's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Management Agreement. Other responsibilities of the Manager are described in the Prospectus.

     The Trust and the Manager have received an exemptive order from the SEC that allows the Manager to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Manager remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

         The Manager shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

         In considering the Management Agreements and Portfolio Management Agreements, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.

     In connection with their deliberations relating to each Portfolio's current Management Agreement and Portfolio Management Agreement, if applicable, the Board, including the Independent Trustees, considered

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information that had been provided by DSI and the Portfolio Managers to the
Portfolios that engage them throughout the year at regular Board Meetings, as well as information specifically furnished for a Board meeting held annually to specifically consider such renewals. This information included the following items: (1) FACT sheets for each Portfolio that provide information about the performance and expenses of the Portfolio and its respective peer group, as well as information about the Portfolio's investment portfolio, objectives and strategies; (2) 15(c) Methodology Guide that describes how the FACT sheets were prepared, including how benchmarks and peer groups were selected and how profitability was determined; (3) responses to questions provided by Kirkpatrick & Lockhart LLP, counsel to the Independent Trustees; (4) copies of each form of management and portfolio management agreement; (5) copies of the Form ADV for each investment manager and portfolio manager to the Portfolios; (6) financial statements for each investment manager and portfolio manager to the Portfolios; and (7) other information relevant to their evaluations.

     The Board was also provided with narrative summaries addressing key factors the Board customarily considers in evaluating the renewal of Management and Portfolio Management Agreements, including an analysis for each Portfolio of how performance and fees compare to its selected peer group and designated benchmarks. [With respect to fees and expenses, management considers a Portfolio to be competitive with peers if its fees or expenses are within one standard deviation of the mean of the fees or expenses, as the case may be, of the peer group.]

     The following paragraphs outline the specific factors the Board considered in relation to renewing the Portfolios' current Management and Portfolio Management Agreements, as applicable.

AIM MID CAP GROWTH

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the management fee for the Portfolio is below the median and average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, (3) the Portfolio underperformed its primary benchmark index and Selected Peer Group median for all periods reviewed by the Board, and (4) the Adviser has taken action to address Board concerns about the Portfolio's performance.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee of Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Board believes it is appropriate to allow the portfolio manager a reasonable period of time to manage the Portfolio in order to properly evaluate performance.

ALLIANCE MID CAP GROWTH

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio outperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been very good.

CAPITAL GUARDIAN U.S. EQUITIES

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) the Portfolio outperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board.


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         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been reasonable.

CAPITAL GUARDIAN MANAGED GLOBAL

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the management fee for the Portfolio is above the median and the average management fees of its Selected Peer Group, but within one standard deviation of the average, (2) the expense ratio for the Portfolio is above the median and the average, and one standard deviation of the average expense ratios of its Selected Peer Group, and (3) the Portfolio underperformed its benchmark index and Selected Peer Group median for the one- and three-year periods, but outperformed them for the two-year period.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) in response to discussions with the Trustees, the Adviser has agreed to lower the management fee of the Portfolio to a level that is only slightly above the median and average management fees of its Selected Peer Group, (2) the management fee reduction has the effect of reducing the Portfolio's total expenses to a level that is only slightly higher than the median and average expense ratio of its Selected Peer Group, and (3) the Portfolio's performance has been reasonable, and the Adviser continues to work with the Sub-Adviser with respect to the Portfolio's performance.

CAPITAL GUARDIAN SMALL/MID CAP VALUE

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is equal to the median and below the average expense ratios of its Selected Peer Group, (3) the Portfolio underperformed its benchmark indices and Selected Peer Group median for all periods reviewed by the Board, and (4) the Adviser continues to closely monitor the Portfolio and work with the Sub-Adviser to improve performance.

         After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee and expense ratio for the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Adviser will continue to monitor closely the performance of the Portfolio.

EAGLE ASSET CAPITAL APPRECIATION

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the management fee for the Portfolio is below the median and average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is above the median and the average expense ratios of its Selected Peer Group, but within one standard deviation of the average, (3) the Portfolio underperformed its benchmark indices for the one-, and two-year periods and most recent quarter, and its Selected Peer Group median for the one-, two-, and five-year periods, but outperformed its benchmark indices for the three-, and five-year periods and its Selected Peer Group for the three-year period, and (4) the Adviser has taken action to address Board concerns about the Portfolio's performance.

         After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Board believes it is appropriate to allow the new portfolio manager put into place in May 2004 a reasonable period of time to manage the Portfolio in order to properly evaluate performance.

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EVERGREEN HEALTH SCIENCES

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and (3) the Portfolio was very recently launched and it is premature to evaluate.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the considerations that caused the Board to originally approve the Portfolio still appear applicable.

EVERGREEN OMEGA

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and (3) the Portfolio was very recently launched and it is premature to evaluate.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the considerations that caused the Board to originally approve the Portfolio still appear applicable.

FMR(SM) DIVERSIFIED MID CAP

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the management fee for the Portfolio is below the median and average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is above the median and the average expense ratios of its Selected Peer Group, but within one standard deviation of the average, (3) the Portfolio underperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board, and (4) the Adviser has taken action to address Board concerns about the Portfolio's performance.

         After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Board believes it is appropriate to allow the new portfolio manager put in place in February 2004 a reasonable period of time to manage the Portfolio in order to properly evaluate performance.

GOLDMAN SACHS TOLLKEEPER

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the management fee for the Portfolio is above the median and the average of its Selected Peer Group, but within one standard deviation of the average, (2) the expense ratio for the Portfolio is above the median and the average of its Selected Peer Group, but within one standard deviation of the average, (3) the Portfolio underperformed its benchmark indices and Select Peer Group median for the one- and three-year periods, but outperformed its Selected Peer Group median for the two-year period, and (4) the Adviser has taken action to address Board concerns about the Portfolio's performance.

         In response to input from the Board, the Adviser agreed to lower the Portfolio's expense limit, thereby reducing the Portfolio's total expenses. After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the

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new expense limit is equal to the Selected Peer Group's average expense ratio,
(3) to address Board concerns with performance, the investment strategy of the Portfolio was revised in April 2004, and (5) the Board believes it is appropriate to allow the Sub-Adviser more time to operate the Portfolio under the new investment strategy before evaluating performance.

HARD ASSETS

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is well below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is well below the median and the average of its Selected Peer Group, and (3) the Portfolio underperformed its style specific benchmark index for the one-, and two-year periods, but outperformed for the three-, and five-year periods. And, the Portfolio underperformed its Selected Peer Group median for all periods represented but the Portfolio outperformed the broad market index for the one-, two-, three-, and five-year periods.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio has provided shareholders with a positive return on their investment and has outperformed the broad market in the annual periods presented.

INTERNATIONAL

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is above the median and the average expense ratios of its Selected Peer Group, but within one standard deviation, and (3) the Portfolio underperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board.

         After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Sub-Advisory Agreement for the Portfolio because, among other considerations, (1) the management fee for the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the portfolio managers have been consistent in their investment approach, focusing on higher quality international securities and the Adviser continues to work with the Sub-Adviser to improve the Portfolio's performance.

JANUS CONTRARIAN

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and
(3) the Portfolio outperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been very good.

JENNISON EQUITY OPPORTUNITIES

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and (3) since Jennison assumed responsibility for the Portfolio in August 2002, the Portfolio outperformed its benchmark index and Selected Peer Group median for the one- and, two-year periods .

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         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has improved since Jennison was appointed Sub-Adviser.

JPMORGAN EMERGING MARKETS EQUITY

     In its renewal deliberations for the Portfolio, the Board noted that (1) the unified management fee for the Portfolio is above the median and the average management fees of its Selected Peer Group, but within one standard deviation of the average, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, (3) the Portfolio underperformed its benchmark index and Selected Peer Group median for the periods reviewed by the Board, and (4) the Manager has taken action to address Board concerns about the Portfolio's performance.

     After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group (2) the expense ratio for the Portfolio is competitive with that of its adjusted Selected Peer Group, (3) the Manager continues to monitor the Portfolio and explore alternatives to improve performance, and (4) action has been taken to improve Portfolio performance and the Manager committed to further address performance concerns.

     The Manager further addressed those concerns by recommending the engagement of J.P. Morgan Investment Management Inc. ("JPMorgan") as the portfolio manager. In reaching a decision to engage JPMorgan as the new portfolio manager, the Board, including a majority of the Independent Trustees, considered the performance of the Portfolio for the latest one-, three-, and five-year periods. The Board also considered the performance of a portfolio managed by JPMorgan with a similar investment style to that of the Portfolio. In addition to these considerations, the Board evaluated and discussed other factors, including, but not limited to, the following: (1) the Manager's view that JPMorgan is a well-known management company with a solid investment platform and currently has an alliance partnership with ING; (2) JPMorgan's experience and skill in managing international funds; (3) the nature and quality of the services to be provided by JPMorgan; (4) the fairness of the compensation under the new Portfolio Management Agreement in light of the services to be provided to that of the former portfolio manager, and various industry averages for similar funds; (5) the qualifications of JPMorgan's personnel, portfolio management capabilities and investment methodologies and the history of steady performance of JPMorgan's own retail fund, which is managed according to the JPMorgan style of investing; (6) JPMorgan's operations, compliance program, policies with respect to trade allocation and brokerage practices and proxy voting policies and procedures; (7) JPMorgan's financial condition; (8) the costs for the services to be provided by JPMorgan and the fact that these costs will be paid by the Manager and not directly by the Portfolio; (9) the appropriateness of the selection of JPMorgan and the employment of the new investment strategy in light of the Portfolio's investment objective and its current and prospective investor base; and (10) JPMorgan's Code of Ethics and related procedures for complying therewith. The Board also considered the management fee to be retained by DSI for its oversight and monitoring services that will be provided to the Portfolio.

     During the course of its deliberations, the Board reached the following conclusions regarding JPMorgan and the new portfolio management agreement, among others: (1) JPMorgan is qualified to manage the Portfolio's assets in accordance with the revised investment strategy based in part on JPMorgan's steady performance in its own funds and the success of the JPMorgan investment team based on its consistent investment process and philosophy throughout various market conditions; (2) after reviewing the financial statements of JPMorgan, the Board concluded that JPMorgan has sufficient financial resources available to it to fulfill its commitments to the Portfolio under the new Portfolio Management Agreement; (3) the revised investment strategy would not materially affect the current risk profile of the Portfolio; (4) the Board took into account the complexity and quality of the investment management services utilized by the Portfolio and believes the compensation to be paid by the Manager under the new portfolio management agreement is fair and reasonable in relation to the services to

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be provided by JPMorgan, the compensation paid to the former portfolio manager and various industry averages for similar funds.

JPMORGAN SMALL CAP EQUITY

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and (3) the Portfolio underperformed its benchmark index for the one- and two-year periods, but outperformed its benchmark index for the most recent quarter and year-to-date and its Selected Peer Group median for the periods reviewed by the Board.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been good.

JULIUS BAER FOREIGN

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, (3) the Portfolio underperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board, and (4) the Adviser has taken action to address Board concerns about the Portfolio's performance.

         After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Sub-Advisory Agreement for the Portfolio because, among other considerations, (1) the management fee for the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Board believes it is appropriate to allow the new Sub-Adviser put in place in September 2003 a reasonable period of time to manage the Portfolio in order to properly evaluate performance.

LEGG MASON VALUE

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the management fee for the Portfolio is equal to the median and average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is above the median and the average expense ratios of its Selected Peer Group, (3) the Portfolio underperformed its benchmark index for the one- and two-year period and its Selected Peer Group median for the two-year period, but slightly outperformed its benchmark index for the three-year period, significantly outperformed its benchmark index for the most recent quarter and outperformed its Selected Peer Group median for the remaining periods reviewed by the Board, and (4) the Adviser has taken action to address Board concerns about the Portfolio's performance.

         After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee of Portfolio is comparable with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has improved since the change in Sub-Adviser.

LIMITED MATURITY BOND

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average of its Selected Peer Group, and
(3) the Portfolio outperformed its benchmark index and its Selected Peer Group median for all periods reviewed by the Board.

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         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been good.

MARSICO GROWTH

     In its renewal deliberations for the Portfolio, the Board considered that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) since Marsico assumed responsibility for the Portfolio in December 2002, the Portfolio underperformed its benchmark and Selected Peer Group median for the one-year period, but outperformed for the two-year period.

     After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been reasonable since Marsico assumed responsibility for the Portfolio in December 2002.

MERCURY FOCUS VALUE

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average based on its adjusted Selected Peer Group, and (3) the Portfolio outperformed its benchmark index and Selected Peer Group median for the one- and two-year periods.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been good.

MERCURY LARGE CAP GROWTH

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) the Portfolio underperformed its benchmark for the two-year period and the most recent quarter, but outperformed its benchmark index for the one-year period and its Selected Peer Group median for the one- and two-year periods.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been reasonable.

MFS MID CAP GROWTH

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) with the exception of the most recent quarter, the Portfolio underperformed its benchmark indices but the Portfolio has outperformed its Selected Peer Group for the one-, and two-year periods.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified

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management fee of the Portfolio is competitive with that of its Selected Peer
Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's recent performance has been improving.

MFS TOTAL RETURN

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) the Portfolio underperformed its blended benchmark index and only slightly underperformed its Selected Peer Group median for the one-, and two-year periods, but outperformed its blended benchmark index and Selected Peer Group median for the three-, and five-year periods.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio has had solid long-term performance.

PIMCO CORE BOND

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average of its Selected Peer Group, and
(3) the Portfolio outperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been very good.

OPPENHEIMER MAIN STREET

         In its renewal deliberations for the Portfolio, the Board considered that (1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is above the median and the average of the Portfolio's adjusted Selected Peer Group but within one standard deviation of the average,
(3) the Portfolio underperformed its benchmark indices for the periods presented but the Portfolio's performance has shown recent improvement in comparison to the funds in its Selected Peer Group, and (4) action has been taken to address Board concerns about the Portfolio's performance.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its adjusted Selected Peer Group, and (3) action has been taken to improve the Portfolio's performance by implementing a change in portfolio management and the Manager committed to further address performance concerns.

         The Manager further addressed those concerns by recommending the engagement of OppenheimerFunds, Inc. ("OppenheimerFunds") as the portfolio manager. In reaching a decision to engage OppenheimerFunds as the new portfolio manager, the Board, including a majority of the Independent Trustees, considered the performance of the Portfolio for the latest one-, three-, and five-year periods. The Board also considered the performance of a portfolio managed by OppenheimerFunds with a similar investment style to that of the Portfolio. In addition to these considerations, the Board evaluated and discussed other factors, including, but not limited to, the following: (1) the Manager's view that OppenheimerFunds is a well-known management company with a solid investment platform and currently has an alliance partnership with ING; (2) OppenheimerFunds' experience and skill in managing domestic equity funds; (3) the nature and quality of the services to be provided by OppenheimerFunds;

(4) the fairness of the compensation under the new portfolio management agreement in light of the services to be provided to that of the former portfolio manager, and various industry averages for similar funds; (5) the qualifications of OppenheimerFunds' personnel, portfolio management capabilities and investment methodologies and the history of steady performance of OppenheimerFunds' own retail fund, which is managed according to the "Oppenheimer Main Street" style of investing ; (6) OppenheimerFunds' operations, compliance program, policies with respect to trade allocation and brokerage practices and proxy voting policies and procedures; (7) OppenheimerFunds' financial condition; (8) the costs for the services to be provided by OppenheimerFunds and the fact that these costs will be paid by the Adviser and not directly by the Portfolio; (9) the appropriateness of the selection of OppenheimerFunds and the employment of the new investment strategy in light of the Portfolio's investment objective and its current and prospective investor base; and (10) OppenheimerFunds' Code of Ethics and related procedures for complying therewith. The Board also considered the management fee to be retained by DSI for its oversight and monitoring services that will be provided to the Portfolio.

         During the course of its deliberations, the Board reached the following conclusions regarding OppenheimerFunds and the new portfolio management agreement, among others: (1) OppenheimerFunds is qualified to manage the Portfolio's assets in accordance with the revised investment strategy based in part on Oppenheimer's steady performance in its own funds and the success of the "Oppenheimer Main Street" team based on its consistent investment process and philosophy throughout various market conditions; (2) after reviewing the financial statements of OppenheimerFunds, the Board concluded that OppenheimerFunds has sufficient financial resources available to it to fulfill its commitments to the Portfolio under the New Portfolio Management Agreement;
(3) the revised investment strategy would not materially affect the current risk profile of the Portfolio; (4) the Board took into account the complexity and quality of the investment management services utilized by the Portfolio and believes the compensation to be paid by the Manager under the new portfolio management agreement is fair and reasonable in relation to the services to be provided by OppenheimerFunds, the compensation paid to the former portfolio manager and various industry averages for similar funds.

SALOMON BROTHERS ALL CAP

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) the Portfolio underperformed its Selected Peer Group median for the three-year period, but outperformed it for the one-, and two-year periods, and consistently outperformed its benchmark index.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been good.

SALOMON BROTHERS INVESTORS

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) the Portfolio underperformed its benchmark indices and Selected Peer Group median for the one-year period, but outperformed its Selected Peer Group median for the two-year period.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been reasonable.

T. ROWE PRICE CAPITAL APPRECIATION

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is slightly above the median and the average management fees of its Selected Peer Group, but within one standard deviation of the average, (2) the expense ratio for the Portfolio is equal to the median and below the average of its Selected Peer Group, and (3) the Portfolio outperformed its benchmark indices and Selected Peer Group median for all periods reviewed by the Board.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been very good.

T. ROWE PRICE EQUITY INCOME

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of its Selected Peer Group, and (3) the Portfolio underperformed its benchmark index for the two-year period and its Selected Peer Group median for the one-, two-, and five-year periods, but outperformed its benchmark index for the one-, three-, and five-year periods and most recent quarter and its Selected Peer Group median for the three-year period and most recent quarter.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been reasonable.


UBS U.S. BALANCED


         In its renewal deliberations for the Portfolio, the Board noted that
(1) the management fee for the Portfolio is above the median and average management fees of its Selected Peer Group, but within one standard deviation,
(2) the expense ratio for the Portfolio is above the median and the average expense ratios of its Selected Peer Group, but within one standard deviation, and (3) the Adviser has taken action to address Board concerns about the Portfolio's performance.

         After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee of Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has improved since the change in Sub-Adviser.

VAN KAMPEN EQUITY GROWTH

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the management fee for the Portfolio is below the median and average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, (3) the Portfolio underperformed its benchmark index and Selected Peer Group median for the one- and two-year periods and most recent quarter, and
(4) the Adviser has taken action to address Board concerns about the Portfolio's performance.

         After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the management fee of Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Board believes it is appropriate to allow the new portfolio managers put in place in June 2004 a reasonable period of time to manage the Portfolio in order to properly evaluate performance.

VAN KAMPEN GLOBAL FRANCHISE

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average of its Selected Peer Group, and (3) the Portfolio underperformed its benchmark index for the two-year period, but outperformed it for the one-year period and year-to-date and outperformed its Selected Peer Group median for all periods reviewed by the Board.

  After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been good.

VAN KAMPEN GROWTH AND INCOME

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average of its Selected Peer Group, and
(3) the Portfolio outperformed its benchmark indices and Selected Peer Group median for the one-, and three-year periods and most recent quarter, its benchmark indices for the five-year period and its Selected Peer Group median for the two-year period.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been good.

VAN KAMPEN REAL ESTATE

         In its renewal deliberations for the Portfolio, the Board noted that
(1) the unified management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average of its Selected Peer Group, and
(3) the Portfolio slightly underperformed its benchmark index for the three-, and five-year periods, but outperformed its benchmark index for the one-, and two-year periods and its Selected Peer Group median for the one-, two-, and five-year periods.

         After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio's performance has been good.

         Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Portfolio Manager is engaged to manage the assets of such Portfolio.

         The Management Agreement continues in effect for an initial two year period and from year to year thereafter with respect to each Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and
(ii) a majority of the Trustees who are not parties to such Management Agreement or "interested persons" (as defined in the 1940 Act)) of any such party. The Management Agreement, dated October 24, 1997, as amended May 24, 2002, was last renewed by a majority of the Independent Trustees on September 2, 2004, and was approved by a majority of the shareholders of the Trust at a special meeting of the Trust's shareholders on July 10, 2002. The Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Manager, on 60 days' written notice by either party to the Management Agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.


         Prior to October 24, 1997, DSI served as the manager to the Trust pursuant to a Management Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as manager to the Trust pursuant to a Management Agreement dated October 1, 1993.

     As compensation for its services under the Management Agreement, the Trust pays the Manager a monthly fee (a "unified fee" for all Portfolios except FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities and MFS Utilities Portfolios on behalf of which the Trust pays the Manager and the Administrator separately) in arrears and expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:



     PORTFOLIO                                                                                 RATE
     ING AIM Mid Cap Growth Portfolio,                                 0.75% first $750 million in combined assets of these
     ING Capital Capital Guardian Small/Mid Cap Portfolio (1),                                Series
     ING Eagle Asset Capital Appreciation Portfolio (1),                             0.70% next $1.25 billion
     ING Hard Assets Portfolio,                                                      0.65% next $1.5 billion
     ING Jennison Equity Opportunities Portfolio,                           0.60% on assets in excess of $3.5 billion
     ING T. Rowe Price Capital Appreciation Portfolio,
     ING T. Rowe Price Equity Income Portfolio,
     ING Van Kampen Growth and Income Portfolio, and
     ING Van Kampen Real Estate Portfolio

     ING Alliance Mid Cap Growth Portfolio and                         0.85% first $250 million in combined assets of these
     ING Marsico Growth Portfolio (2)                                                         Series
                                                                                     0.80% next $400 million
                                                                                     0.75% next $450 million
                                                                            0.70% on assets in excess of $1.1 billion

     ING Capital Guardian U.S. Equities Portfolio (1)                              0.75% on first $500 million
                                                                                    0.70% on next $250 million
                                                                                    0.65% on next $500 million
                                                                            0.60% on assets in excess of $1.25 billion

     ING Capital Guardian Managed Global Portfolio                               1.00% on first $500 250 million
                                                                                    0.90% on next $250 million
                                                                            0.80% on assets in excess of $500 million

     ING Evergreen Health Sciences Portfolio                                     0.75% on the first $500 million
                                                                            0.70% on assets in excess of $500 million

     ING Evergreen Omega Portfolio                                               0.60% on the first $750 million
                                                                            0.55% on assets in excess of $750 million

     ING FMR(SM) Diversified Mid Cap Portfolio and                      0.75% of first $500 million in combined assets of
     ING UBS U.S. Balanced Portfolio (1)                                                 these Series
                                                                               0.70% of next $250 million in assets
                                                                                    0.65% of next $500 million
                                                                            0.60% on assets in excess of $1.25 billion

     ING FMR(SM) Earnings Growth Portfolio                                         0.62% on first $500 million;
                                                                                   0.57% on next $250 million;
                                                                                0.52% on assets over $750 million

     ING Goldman Sachs Tollkeeper(SM) Portfolio (1)                            1.35% on first $1 billion in assets
                                                                        1.25% of amount in excess of $1 billion in assets

     ING International Portfolio                                              1.00% of first $500 million of assets
                                                                            0.80% on assets in excess of $500 million

     PORTFOLIO                                                                                 RATE
     ING Janus Contrarian Portfolio (1) and                             0.81% on first $250 million in combined assets of
     ING Legg Mason Value Portfolio (1) (3)                                                these Series
                                                                                    0.77% on next $400 million
                                                                                    0.73% on next $450 million
                                                                            0.67% on assets in excess of $1.1 billion

     ING Julius Baer Foreign Portfolio                                              1.00% on first $50 million
                                                                                    0.95% on next $200 million
                                                                                    0.90% on next $250 million
                                                                            0.85% on assets in excess of $500 million

     ING JPMorgan Emerging Markets Equity Portfolio (1)                                       1.25%

     ING JPMorgan Small Cap Equity Portfolio                                       0.90% on first $200 million
                                                                                    0.85% on next $300 million
                                                                                    0.80% on next $250 million
                                                                            0.75% on assets in excess of $750 million

     ING JPMorgan Value Opportunities Portfolio                                        0.40% on all assets

     ING Limited Maturity Bond Portfolio                                0.35% on first $200 million in combined assets of
                                                                                           these Series
                                                                                    0.30% on next $300 million
                                                                            0.25% on assets in excess of $500 million

     ING Marsico International Opportunities Portfolio                                        0.540%

     ING Mercury Focus Value Portfolio                                             0.80% on first $500 million
                                                                                    0.75% on next $250 million
                                                                                    0.70% on next $500 million
                                                                                    0.65% on next $750 million
                                                                             0.60% on assets in excess of $2 billion

     ING Mercury Large Cap Growth Portfolio (1)                                    0.80% on first $500 million
                                                                                    0.75% on next $250 million
                                                                                    0.70% on next $500 million
                                                                                    0.65% on next $750 million
                                                                             0.60% on assets in excess of $2 billion

     ING MFS Mid Cap Growth Portfolio (4),                              0.75% on first $250 million in combined assets in
     ING MFS Total Return Portfolio (4), and                                               these Series
     ING Oppenheimer Main Street Portfolio(R)(1) (4)                                0.70% on next $400 million
                                                                                    0.65% on next $450 million
                                                                            0.60% on assets in excess of $1.1 billion

     ING MFS Utilities Portfolio                                                              0.60%

     ING PIMCO Core Bond Portfolio                                                 0.75% on first $100 million
                                                                                    0.65% on next $100 million
                                                                            0.55% on assets in excess of $200 million

     PORTFOLIO                                                                                 RATE
     ING Pioneer Fund Portfolio                                                    0.75% on first $500 million
                                                                                    0.70% on next $500 million
                                                                                         0.65% thereafter

     ING Pioneer Mid Cap Value Portfolio                                           0.75% on first $500 million
                                                                                    0.70% on next $500 million
                                                                                         0.65% thereafter

     ING Salomon Brothers All Cap Portfolio and                         0.75% on first $500 million in combined assets of
     ING Salomon Brothers Investors Portfolio                                              these Series
                                                                                    0.70% on next $250 million
                                                                                    0.65% on next $500 million
                                                                            0.60% on assets in excess of $1.25 billion

     ING Van Kampen Equity Growth Portfolio                                           0.65% first $1 billion
                                                                             0.60% on assets in excess of $1 billion

     ING Van Kampen Global Franchise Portfolio                                       1.00% first $250 million
                                                                                     0.90% next $250 million
                                                                            0.75% on assets in excess of $500 million



     (1) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio. As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.

     (2) DSI voluntarily agreed to waive 0.05% of its fee earned on assets in excess of $1.36 billion with respect to ING Marsico Growth Portfolio.

     (3) Management fee breakpoints based upon the aggregated assets of ING Janus Contrarian Portfolio and ING Legg Mason Value Portfolio.

     (4) Effective January 1, 2002, DSI entered into a Portfolio Management agreement with Massachusetts Financial Services Company ("MFS"), the investment sub-advisor of the MFS Mid Cap Growth, ING MFS Research Portfolio and MFS Total Return Portfolios. The Portfolio Management Agreement between DSI and MFS provides that the portfolio management fee paid to MFS will be calculated based upon the combined assets of the three portfolios managed by MFS, which has resulted in lower total Portfolio Manager fees. As a consequence of the savings realized by DSI under the new Portfolio Management agreement with MFS, DSI has voluntarily agreed to waive a portion of its management fee in connection with each Portfolio managed by MFS. Effective November 8, 2004, the name of ING MFS Research Portfolio was changed to ING Oppenheimer Main Street Portfolio(R). ING Oppenheimer Main Street Portfolio(R) will continue to operate under the terms of the Portfolio Management Agreement. For the year ended December 31, 2004, DSI waived $___, $___ and $__ for ING MFS Mid Cap Growth, ING Oppenheimer Main Street and ING MFS Total Return Portfolios, respectively. This arrangement may be discontinued by DSI at any time.

     Gross fees paid to the Manager under the Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2004, 2003, and 2002 were as follows:


     For the fiscal year ended December 31:


  PORTFOLIO                                                       2004         2003           2002
  ----------------------------------------------------------   ----------  ------------   ------------
  ING AIM Mid Cap Growth Portfolio                                $___     $  1,200,587   $  1,713,795
  ING Alliance Mid Cap Growth Portfolio                            ___        3,038,760      3,263,550
  ING Capital Guardian U.S. Equities Portfolio (1)                 ___        3,052,061      2,571,200
  ING Capital Guardian Managed Global Portfolio                    ___        2,720,882      2,781,297
  ING Capital Capital Guardian Small/Mid Cap Portfolio (1)         ___        2,984,748      3,848,754
  ING Eagle Asset Capital Appreciation Portfolio(1)                ___        1,253,903      1,649,726
  ING Evergreen Health Sciences Portfolio                          ___              N/A            N/A
  ING Evergreen Omega Portfolio                                    ___              N/A            N/A
  ING FMR(SM) Diversified Mid Cap Portfolio                        ___          912,262        708,159
  ING FMR(SM) Earnings Growth Portfolio (2)                        N/A              N/A            N/A
  ING Goldman Sachs Tollkeeper(SM) Portfolio(1)                    ___          506,545        188,409
  ING Hard Assets Portfolio                                        ___          584,751        474,104
  ING International Portfolio                                      ___        1,525,191      1,863,379
  ING Janus Contrarian Portfolio (1)                               ___          281,619        256,643
  ING Jennison Equity Opportunities Portfolio                      ___        1,982,033      3,023,256
  ING JPMorgan Emerging Markets Equity Portfolio (1)               ___        1,129,810      1,279,234
  ING JPMorgan Small Cap Equity Portfolio (3)                      ___          328,237         50,787
  ING JPMorgan Value Opportunities Portfolio (2)                   N/A              N/A            N/A
  ING Julius Baer Foreign Portfolio (3)                            ___          195,736         47,695
  ING Legg Mason Value Portfolio (1)                               ___        1,526,514      1,148,928
  ING Limited Maturity Bond Portfolio                              ___        1,713,529      2,127,777
  ING Marsico Growth Portfolio                                     ___        5,560,753      7,712,264
  ING Marsico International Opportunities Portfolio (2)            N/A              N/A            N/A
  ING Mercury Focus Value Portfolio (3)                            ___          119,787         26,732
  ING Mercury Large Cap Growth Portfolio (1) (3)                   ___           76,638         16,476
  ING MFS Mid Cap Growth Portfolio                                 ___        4,026,704      5,999,395
  ING MFS Total Return Portfolio                                   ___        7,319,677      8,053,249
  ING MFS Utilities Portfolio (2)                                  N/A              N/A            N/A
  ING Oppenheimer Main Street Portfolio (1)                        ___        3,773,588      5,571,955
  ING PIMCO Core Bond Portfolio                                    ___        3,277,955      1,921,766
  ING Pioneer Fund Portfolio (2)                                   N/A              N/A            N/A
  ING Pioneer Mid Cap Value Portfolio (2)                          N/A              N/A            N/A
  ING Salomon Brothers All Cap Portfolio                           ___        2,411,245      2,630,715
  ING Salomon Brothers Investors Portfolio                         ___          823,421        889,843
  ING T. Rowe Price Capital Appreciation Portfolio                 ___        7,842,825      7,290,018
  ING T. Rowe Price Equity Income Portfolio                        ___        3,378,378      3,625,987
  ING UBS U.S. Balanced Portfolio (1)                              ___          387,232        499,800
  ING Van Kampen Equity Growth Portfolio(3)                        ___          141,263         19,966
  ING Van Kampen Global Franchise Portfolio(3)                     ___          399,707         73,028
  ING Van Kampen Growth and Income Portfolio                       ___        4,423,135      5,947,389
  ING Van Kampen Real Estate Portfolio                             ___        1,711,561      1,445,453



  (1) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio. As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.

  (2) Portfolio had not commenced operations as of December 31, 2004, therefore no fees were paid to the Manager under the Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2004, 2003, and 2002.

  (3)  PORTFOLIO COMMENCED OPERATIONS ON MAY 1, 2002.


PORTFOLIO MANAGERS.

         The Manager has engaged the services of certain portfolio managers (the "Portfolio Managers") to provide portfolio management services to the Portfolios. The Trust, DSI and each Portfolio Manager have entered into Portfolio Management Agreements, which were approved by the Trustees of the Trust and by shareholders of those Portfolios of the Trust that are managed by affiliated Portfolio Managers of the Manager. The Portfolio Manager of Van Kampen Global Franchise Portfolio, Morgan Stanley Investment Management Inc. (MSIM, Inc.), has entered into a sub-portfolio management agreement with a MSIM, Inc.-affiliated entity, Morgan Stanley Investment Management Limited ("MSIML"), so that MSIM, Inc. may utilize MSIML's services as well as delegate some of its portfolio management responsibilities for the Portfolio to MSIML.

         Pursuant to separate Portfolio Management Agreements, the Manager (and not the Trust) pays each Portfolio Manager for its services a monthly fee in arrears expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:


PORTFOLIO MANAGER                             PORTFOLIO                               PORTFOLIO MANAGEMENT FEE
------------------------------------------------------------------------------------------------------------------------------
A I M Capital Management, Inc.                ING AIM Mid Cap Growth Portfolio        0.45% on the  first $50 million
                                                                                      0.40% on the next $450 million;
                                                                                      0.375% on the next $500 million; and
                                                                                      0.35% on assets over $1 billion

Alliance Capital Management L.P.              ING Alliance Mid Cap Growth Portfolio   0.75% on the first $10 million;
                                                                                      0.625% on the next $10 million;
                                                                                      0.50% on the next $20 million;
                                                                                      0.375% on the next $20 million; and
                                                                                      0.25% on assets over of $60 million

Baring International Investment Limited       ING Hard Assets Portfolio               0.40%

Capital Guardian Trust Company                ING Capital Guardian U.S. Equities      0.50% on the first $150 million;
                                              Portfolio (1)                           0.45% on the next $150 million;
                                                                                      0.35% on the next $200 million; and
                                                                                      0.30% on assets over $500 million

                                                                                      0.65% on the first $150 million;
                                              ING Capital Guardian Managed Global     0.55% on the next $150 million;
                                              Portfolio                               0.45% on the next $200 million; and
                                                                                      0.40% on assets over $500 million

                                                                                      0.65% on the first $150 million;
                                              ING Capital Capital Guardian            0.50% on the next $150 million;
                                              Small/Mid Cap Portfolio (1)             0.40% on the next $200 million; and
                                                                                      0.35% on assets over $500 million

Eagle Asset Management, Inc.                  ING Eagle Asset Capital Appreciation    0.40% on the first $300 million; and
                                              Portfolio (1)                           0.25% on assets over of $300 million

PORTFOLIO MANAGER                             PORTFOLIO                               PORTFOLIO MANAGEMENT FEE
------------------------------------------------------------------------------------------------------------------------------
Evergreen Investment Management Company, LLC  ING Evergreen Health Sciences           0.45% of average daily net assets
                                              Portfolio

                                              ING Evergreen Omega Portfolio           0.30% of average daily net assets

Fidelity Management & Research Company        ING FMR(SM) Diversified Mid Cap         0.50% on the first $250 million;
                                              Portfolio                               0.40% on the next $500 million; and
                                                                                      0.35% on assets over $750 million
                                              ING FMR(SM) Earnings Growth
                                              Portfolio (2)

Goldman Sachs Asset Management, L.P.          ING Goldman Sachs Tollkeeper(SM)        0.55% on the first $100 million; and
                                              Portfolio (1)                           0.50% on assets over $100 million

ING Investment Management Co.                 ING International Portfolio             0.45% on the first $500 million; and
                                                                                      0.36% on assets in over of $500 million

                                              ING Limited Maturity Bond               0.1575% on the first $200 million in
                                              Portfolio (3)                               combined assets of these Series;
                                                                                      0.1350% on the next $300 million; and
                                                                                      0.1125% on assets over $500 million.

Janus Capital Management LLC                  ING Janus Contrarian Portfolio (1)      0.45% on first $500 million;
                                                                                      0.425% on next $500 million; and
                                                                                      0.40% on assets over $1 billion

Jennison Associates, LLC                      ING Jennison Equity Opportunities       0.50% on the first $50 million;
                                              Portfolio                               0.475% on the next $150 million;
                                                                                      0.45% on the next $300 million; and
                                                                                      0.40% on the amount in excess
                                                                                          assets over $500 million

PORTFOLIO MANAGER                             PORTFOLIO                               PORTFOLIO MANAGEMENT FEE
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment Management Inc.        ING JPMorgan Small Cap Equity           0.60% on the first $200 million;
                                              Portfolio                               0.55% on the next $300 million; and
                                                                                      0.50% on assets over $500 million

                                              ING JPMorgan Value Opportunities        0.40% on the first $50 million;
                                              Portfolio (2)                           0.30% on the next $50 million; and
                                                                                      0.25% on assets over $100 million

                                              ING JPMorgan Emerging Markets Equity    0.60% of the first $75 million;
                                              Portfolio (1) (4)                       0.50% on the next $75 million
                                                                                      0.40% on the next $350 million
                                                                                      0.35% on assets over $500 million

Julius Baer Investment Management LLC         ING Julius Baer Foreign Portfolio (5)   0.45% on the first $500 million; and
                                                                                      0.40% on assets over $500 million

Legg Mason Funds Management, Inc.             ING Legg Mason Value Portfolio (1) (6)  0.70% on the first $50 million;
                                                                                      0.45% on the next $50 million;
                                                                                      0.40% on the next $50 million;
                                                                                      0.35% on the next $50 million;
                                                                                      0.30% on assets over $200 million

Marsico Capital Management, LLC               ING Marsico Growth Portfolio (7)        0.45% on the first $500 million;
                                                                                      0.40% on the next $1 billion; and
                                                                                      0.35% on assets over $1.5 billion

                                              ING Marsico International               0.45% on the first $500 million;
                                              Opportunities Portfolio (2)             0.40% on the next $1 billion; and
                                                                                      0.35% on assets over $1.5 billion

Massachusetts Financial Services Company      ING MFS Mid-Cap Growth Portfolio (8)    0.35% on the first $500 million;
                                              ING MFS Total Return Portfolio (8)      0.30% on the next $1 billion; and
                                              ING MFS Utilities Portfolio (2) (8)     0.25% on assets over $1.5 billion

Mercury Advisors                              ING Mercury Large Cap Growth            0.50% on the first $500 million;
                                              Portfolio (1)                           0.45% on the next $250 million;
                                                                                      0.40% on the next $500 million; and
                                                                                      0.35% on assets over $1.25 billion

                                              ING Mercury Focus Value Portfolio       0.50% on the first $500 million;
                                                                                      0.45% on the next $250 million;
                                                                                      0.40% on the next $500 million; and
                                                                                      0.35% on assets over $1.25 billion

Morgan Stanley Investment Management Inc.     ING Van Kampen Growth and               0.50% on the first $100 million;
d/b/a Van Kampen                              Income Portfolio                        0.40% on the next $100 million;
                                                                                      0.30% on the next $100 million;
                                                                                      0.25% on the next $700 million; and
                                                                                      0.20% on assets over $1 billion

                                              ING Van Kampen Real Estate Portfolio    0.50% on the first $200 million; and
                                                                                      0.40% on assets over $200 million

                                                                                      0.65% on first $150 million;
                                              ING Van Kampen Global Franchise         0.55% on next $150 million;
                                              Portfolio                               0.45% on next $200 million; and
                                                                                      0.40% on assets over $200 million

PORTFOLIO MANAGER                             PORTFOLIO                               PORTFOLIO MANAGEMENT FEE
------------------------------------------------------------------------------------------------------------------------------
                                              ING Van Kampen Equity Growth Portfolio  0.45% on the first $100 million; and
                                                                                      0.35% on assets over $100 million


OppenheimerFunds, Inc.                        ING Oppenheimer Main Street Portfolio   0.23% on all assets
                                              (9) (10)

Pacific Investment Management Company LLC     ING PIMCO Core Bond Portfolio           0.25%

Pioneer Investment Management, Inc.           ING Pioneer Fund Portfolio (2)          0.40% on first $500 million;
                                                                                      0.35% on next $500 million; and
                                              ING Pioneer Mid Cap Value Portfolio     0.30% on assets over $1 billion.
                                              (2)

Salomon Brothers Asset Management Inc         ING Salomon Brothers Investors          0.43% on first $150 million;
                                              Portfolio (8) (11)                      0.40% on next $350 million; and
                                              ING Salomon Brothers All Cap            0.35% on assets over $500 million
                                              Portfolio (8) (11)

T. Rowe Price Associates                      ING T. Rowe Price Capital               0.50% of first $250 million;
                                              Appreciation Portfolio (12)             0.40% of next $250 million;
                                                                                      0.40% on all assets once assets reach
                                                                                      $500 million up to $1 billion; and 0.35%
                                                                                      thereafter

                                              ING T. Rowe Price Equity Income         0.40% of first $250 million;
                                              Portfolio (12)                          0.375% on next $250 million; and
                                                                                      0.35% on assets over $500 million

UBS Global Asset Management                   ING UBS U.S. Balanced Portfolio (1)     0.50% on the first $50 million;
                                                                                      0.40% on the next $50 million; and
                                                                                      0.35% on assets over $100 million



    (1) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio. As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.

    (2)  The Portfolio has not commenced operations as of the date of this SAI.

    (3) Subject to a minimum annual fee of $35,000 (payable at the end of each calendar year) starting from the time Sub-Adviser renders investment services for the assets of the Series, and this amount shall be prorated for any portion of a year in which the Sub-Advisory Agreement is not in effect or during which the obligation to pay this minimum fee has not commenced.

    (4) J.P. Morgan Investment Management Inc. serves as the Portfolio Manager to ING JPMorgan Emerging Markets Equity Portfolio. ING Investment Management Advisors B.V. served as the Portfolio Manager to ING Developing World Portfolio from March 1, 2004 through May 1, 2005. Baring International Investment Limited served as the portfolio manager from March 1, 1999 through February 29, 2004. Assets of ING JPMorgan Emerging Markets Equity Portfolio will be aggregated with the assets of ING VP Emerging Markets Portfolio.

    (5) For purposes of calculating fees under the portfolio management agreement with Julius Baer Investment Management LLC, the assets of the Portfolio will be aggregated with the assets of ING Foreign Fund, a series of ING Mutual Funds, which is not a party to this portfolio management agreement. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two funds and their respective investment adviser based on relative net assets.

    (6) Legg Mason Funds Management, Inc. serves as the Portfolio Manager to ING Legg Mason Value Portfolio (formerly known as ING Janus Growth and Income Portfolio) as of May 3, 2004. Janus Capital Management LLC served as portfolio manager from October 2, 2000 through April 30, 2004.

    (7) Fee based on aggregated assets of ING Marsico Growth Portfolio and ING Marsico International Opportunities Portfolio.

    (8)  Assets will be aggregated with the assets of ING MFS Mid Cap
         Growth, ING MFS Total Return, and ING MFS Utilities Portfolios, and ING MFS Capital Opportunities Portfolio, in calculating the Portfolio Manager's fee at the above-stated rate.


    (9) OppenheimerFunds, Inc. serves as the Portfolio Manager to ING Oppenheimer Main Street Portfolio(R) (formerly known as ING MFS Research Portfolio) as of November 8, 2004. Massachusetts Financial Services Company served as portfolio manager from August 10, 1998 through November 5, 2004.

    (10) The assets of ING Oppenheimer Main Street Portfolio(R) are aggregated with those of ING Oppenheimer Global Portfolio and ING Oppenheimer Strategic Income Portfolio, two series managed by an affiliate of DSI and sub-advised by OppenheimerFunds, Inc. If the combined aggregate assets levels fail to exceed $1 billion for all combined Portfolios sub-advised to OppenheimerFunds, Inc., such fee will revert to 0.30% on all assets.

    (11) For purposes of determining breakpoint discounts to the portfolio management fee, the assets of ING Salomon Brothers Investors and ING Salomon Brothers All Cap Portfolios are aggregated with those of ING Salomon Brothers Investors Value and ING Salomon Brothers Capital Portfolios, a series managed by an affiliate of DSI and sub-advised by Salomon Brothers Asset Management, Inc.

    (12) The fees payable under the Portfolio Management Agreement are subject to a preferred provider discount. For purposes of this discount, the assets of the Series will be aggregated with those of ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING T. Rowe Price Growth Equity Portfolio (the "IPI Portfolios"), each a series of ING Partners, Inc. that is managed by an affiliate of the Manager and sub-advised by the Portfolio Manager. The discount will be calculated based on the aggregate assets of the Series and the IPI Portfolios as follows, and will be applied to any fees payable by a Series.

              - Aggregate assets between $750 million and $1.5 billion = 5% discount

              - Aggregate assets between $1.5 billion and $3.0 billion = 7.5% discount

              -  Aggregate assets greater than $3.0 billion = 10% discount

       Gross fees paid by the Manager to each Portfolio Manager for the fiscal years ended December 31, 2004, 2003, and 2002 were as follows:



                                                                                FISCAL YEAR ENDED

PORTFOLIO MANAGER                                                       2004           2003           2002
A I M CAPITAL MANAGEMENT, INC
ING AIM Mid Cap Growth Portfolio                                                   $    847,398   $    957,553
ING Jennison Equity Opportunities Portfolio (1)                                             N/A   $  1,085,894

ALLIANCE CAPITAL MANAGEMENT, LLP
ING Alliance Mid Cap Growth Portfolio                                              $  1,127,263   $  1,023,131

BARING INTERNATIONAL INVESTMENT LIMITED
ING Hard Assets Portfolio                                                          $    343,219   $    231,701
ING JPMorgan Emerging Markets Equity Portfolio (2) (3)                             $    677,886   $    693,634

CAPITAL GUARDIAN TRUST COMPANY
ING Capital Guardian U.S. Equities Portfolio (1)                                   $  1,796,091   $  1,361,532
ING Capital Capital Guardian Small/Mid Cap Portfolio (3)                           $  2,270,239   $  2,330,327
ING Capital Guardian Managed Global Portfolio                                      $  1,638,449   $  1,474,456

EAGLE ASSET MANAGEMENT, INC
ING Eagle Asset Capital Appreciation Portfolio (3)                                 $    734,346   $    782,256

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
ING Evergreen Health Sciences Portfolio                                                     N/A            N/A
ING Evergreen Omega Portfolio                                                               N/A            N/A

FIDELITY MANAGEMENT & RESEARCH COMPANY
ING UBS U.S. Balanced Portfolio (3) (5)                                            $     73,258   $    275,997
ING FMR(SM) Diversified Mid Cap Portfolio                                          $    608,175   $    398,622
ING FMR(SM) Earnings Growth Portfolio (6)                                N/A                N/A            N/A

GOLDMAN SACHS ASSET MANAGEMENT
ING Goldman Sachs Tollkeeper(SM) Portfolio (3)                                     $    300,761   $    103,446

ING INVESTMENT MANAGEMENT CO
ING International Portfolio (7)                                                    $    328,082            N/A
ING Limited Maturity Bond Portfolio (8)                                            $    341,809            N/A

ING INVESTMENT MANAGEMENT LLC
ING Limited Maturity Bond Portfolio (8)                                  N/A       $    729,303   $    917,412

ING INVESTMENTS, LLC
ING International Portfolio (7)                                          N/A       $    599,875   $  1,033,199

JANUS CAPITAL MANAGEMENT LLC
ING Marsico Growth Portfolio (9)                                         N/A                N/A   $  3,700,320
ING Legg Mason Value Portfolio (10)                                                $    949,179   $    629,913
ING Janus Contrarian Portfolio (3)                                                 $    182,522   $    139,699

JENNISON ASSOCIATES LLC
ING Jennison Equity Opportunities Portfolio (1)                                    $  1,368,372   $    571,540

J.P. MORGAN INVESTMENT MANAGEMENT INC
ING JPMorgan Emerging Markets Equity Portfolio (3)                                          N/A            N/A
ING JPMorgan Small Cap Equity Portfolio (10)                                       $    218,826   $     33,858
ING JPMorgan Value Opportunities Portfolio (6)                           N/A                N/A            N/A

J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON) LIMITED
ING Julius Baer Foreign Portfolio (10) (12)                              N/A       $     58,247   $     28,617

JULIUS BAER INVESTMENT MANAGEMENT LLC
ING Julius Baer Foreign Portfolio (12)                                             $     44,396            N/A

KAYNE ANDERSON RUDNICK INVESTMENT MANAGEMENT, LLC
ING Van Kampen Growth and Income Portfolio                                                  N/A   $    193,043 (14)

LEGG MASON FUNDS MANAGEMENT, INC
ING Legg Mason Value Portfolio (10)                                                $    949,179   $    629,913

MARSICO CAPITAL MANAGEMENT LLC
ING Marsico Growth Portfolio (14)                                                                 $    137,400
ING Marsico International Opportunities Portfolio (6)                    N/A                N/A            N/A

MASSACHUSETTS FINANCIAL SERVICES COMPANY
ING Oppenheimer Main Street Portfolio(R)(3) (4)                                    $  1,675,310   $  1,953,791
ING MFS Mid-Cap Growth Portfolio                                                   $  1,787,061   $  2,069,303

ING MFS Total Return Portfolio                                                     $  3,249,118   $  2,858,828
ING MFS Utilities Portfolio (6)                                          N/A                N/A            N/A

MERCURY ADVISORS
ING Mercury Large Cap Growth Portfolio (3) (11)                                    $     47,898   $     10,298
ING Mercury Focus Value Portfolio (11)                                             $     74,867   $     16,707

MORGAN STANLEY INVESTMENT MANAGEMENT INC. D/B/A VAN KAMPEN
ING Van Kampen Real Estate Portfolio                                               $  1,201,685   $    850,715
ING Van Kampen Growth and Income Portfolio (15)                                    $  2,069,379   $  2,010,051

OPPENHEIMERFUNDS, INC.
ING Oppenheimer Main Street Portfolio(R)(3) (4)                          N/A                N/A            N/A

PACIFIC INVESTMENT MANAGEMENT LLC
ING PIMCO Core Bond Portfolio                                                      $  1,353,617   $    632,452

PIONEER INVESTMENT MANAGEMENT, INC.
ING Pioneer Fund Portfolio (6)                                           N/A                N/A            N/A
ING Pioneer Mid Cap Value Portfolio (6)                                  N/A                N/A            N/A

SALOMON BROTHERS ASSET MANAGEMENT INC.
ING Salomon Brothers Investors Portfolio                                           $    459,044   $    413,509
ING Salomon Brothers All Cap Portfolio                                             $  1,412,071   $  1,287,722

T. ROWE PRICE ASSOCIATES, INC
ING T. Rowe Price Capital Appreciation Portfolio                                   $  4,408,016   $  3,406,225
ING T. Rowe Price Equity Income Portfolio                                          $  1,884,203   $  1,667,883

UBS ASSET MANAGEMENT (AMERICAS) INC
ING UBS U.S. Balanced Portfolio (3) (4)                                            $    180,971            N/A


----------

(1) A I M Capital Management, Inc. sub-advised ING Jennison Equity Opportunities Portfolio from January 1, 2002 through July 31, 2002 while Jennison Associates LLC has sub-advised this Portfolio since August 1, 2002.

(2) Effective May 1, 2005, the Portfolio is sub-advised by J.P. Morgan Investment Management Inc. Prior to March 1, 2004, Baring International Investment Limited served as portfolio manager and received the fees set out in the table above for the period ended December 31, 2003. Prior to May 1, 2005, the Portfolio was managed by ING Investment Management Advisors B.V.

(3) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio. As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.


(4) Effective May 1, 2003, UBS Asset Management Inc. is the Portfolio Manager for ING UBS U.S. Balanced Portfolio. Prior to May 1, 2003, Fidelity Management and Research Company was the Portfolio Manager for ING UBS U.S. Allocation Portfolio.


(5) Effective November 8, 2004, ING Oppenheimer Main Street Portfolio(R) is sub-advised by OppenheimerFunds, Inc. From August 10, 1998 through November 5, 2004, the Portfolio was sub-advised by Massachusetts Financial Services Company. ING MFS Reseach Portfolio is known as ING Oppenheimer Main Street Portfolio(R).

(6) Because the Portfolio did not commence operations as of December 31, 2004, the Manager did not pay any fees to the Portfolio Manager for the fiscal years ended December 31, 2004, 2003, and 2002.

(7) Effective September 2, 2003, the Portfolio is sub-advised by ING Investment Management Co. Prior to September 2, 2003, ING International Portfolio was sub-advised by ING Investments, LLC, which received the fees set out in the table above for the period ended December 31, 2002.

(8) Prior to September 2, 2003, the ING Limited Maturity Bond Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended December 31, 2002.

(9) Janus Capital Management LLC sub-advised this Portfolio from January 1, 2002 through December 13, 2002 and received the fees set out in the table above for the period ended December 31, 2002.

(10) Effective May 3, 2004, ING Legg Mason Value Portfolio is managed by Legg Mason Funds Management, Inc. Prior to May 3, 2004, ING Legg Mason Value Portfolio was known as ING Janus Growth and Income Portfolio. Janus Capital Management LLC served as portfolio manager and received the fees set out in the table above for the period ended December 31, 2003.

(11) Portfolio commenced operations on May 1, 2002.

(12) Effective September 2, 2003, ING Julius Baer Foreign Portfolio is sub-advised by Julius Baer Investment Management LLC. Prior to September 2, 2003, ING Julius Baer Foreign Portfolio was known as ING JPMorgan Fleming International Enhanced EAFE Portfolio and was sub-advised by J.P. Morgan Fleming Asset Management (London) Limited, which received the fees set out in the table above for the period ended December 31, 2002.

(13) For the period from January 1, 2002 through January 29, 2002.

(14) Marsico Capital Management LLC has served as the Portfolio Manager since December 14, 2002.

(15) Van Kampen sub-advised this Portfolio from January 30, 2002 through December 31, 2002.

EXPENSE LIMITATION AGREEMENT

         The Manager has entered into an expense limitation agreement with the Portfolios listed below pursuant to which the Manager has agreed to waive or limit its fees. In connection with this agreement, the Manager will assume other expenses so that the total annual ordinary operating expenses of the Portfolios listed below (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Manager) do not exceed the limits set forth below of the Portfolio's average daily net assets, subject to possible recoupment by the Manager within three years.



                                  PORTFOLIO                           ADV CLASS
               ---------------------------------------------------   -----------
               ING FMR(SM) Earnings Growth Portfolio                    1.35%
               ING Goldman Sachs Tollkeeper Portfolio(SM)               1.75%
               ING JPMorgan Value Opportunities Portfolio               1.13%
               ING Marsico International Opportunities Portfolio        1.28%
               ING MFS Utilities Portfolio                              1.40%
               ING Pioneer Fund Portfolio                               1.35%
               ING Pioneer Mid Cap Value Portfolio                      1.35%



         The expense limitation agreement provides that the expense limitation shall continue until December 31, 2005. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Manager provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days' prior written notice to the Manager at its principal place of business.

ADMINISTRATION

     ING Funds Services ("Administrator") serves as Administrator for FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios pursuant to the administration agreement with the Trust. Its principal place of business is 7337 Doubletree Ranch Road, Scottsdale Arizona. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico

International Opportunities, and MFS Utilities Portfolios, except for those services performed by the Manager under the Management Agreement, the Portfolio Managers under the respective portfolio management agreements, if applicable, the custodian for the FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement and such other service providers as may be retained by FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios from time to time. The Administrator acts as a liaison among these service providers to FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios. ING Funds Services also furnishes FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The Administrator is also responsible for ensuring that FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios operate in compliance with applicable legal requirements.

     The administration agreement with ING Funds Services may be cancelled by the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days' written notice to the Trust.

     During periods when FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios invest directly in investment securities, each pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. The Administrator is a wholly owned subsidiary of ING Groep, N.V. and the immediate parent company of the Manager.

     The Administrator did not receive any fees on behalf of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities and MFS Utilities Portfolios because these Portfolios had not commenced operations as of the fiscal year ended December 31, 2004.

DISTRIBUTION OF TRUST SHARES

         DSI serves as the Portfolio's Distributor and Principal Underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI also serves as Manager to the Trust and therefore is an affiliate to the Trust.

         The Trustees have classified shares of each of the Portfolios into four classes: Institutional Class ("Class I") shares; Service Class ("Class S") shares; Service 2 Class ("Service 2") shares; and Adviser Class ("Class A"). Only Class A shares are offered through this SAI.

         Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, Class A shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN.


         The Trust has adopted a Shareholder Service and Distribution Plan (the "Plan") for the Class A shares dated May 29, 2003. Under the Plan the Trust may pay to DSI a shareholder service fee (the "Service Fee") at the rate of 0.25%, on an annualized basis, of the average daily net assets of the Fund's Class A shares. The Service Fee may be used to pay for shareholder services provided to the Portfolios. The Plan provides that the ADV Class shares of the Portfolios shall pay a distribution fee (the "Distribution Fee") for distribution services, including payments to DSI, at annual rates not to exceed 0.50% of the average daily net assets of such Portfolios for distribution services. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms").

     Since the Service Fees and Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses).


     Shareholder services payable under the Plan include, but are not limited to, the following costs: (a) answering investor inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; (b) assisting shareholders in designating or changing account designations and addresses; (c) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (d) assisting in processing purchase and redemption transactions; (e) arranging for the wiring of funds; (f) transmitting and receive funds in connection with customer orders to purchase or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (h) furnishing quarterly and year-end statements and confirmations of purchases and redemptions; (i) transmitting on behalf of the Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolios; (j) receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Portfolios; (k) generating confirming statements; (l) providing administrative and other services to plan administrators; and (m) providing such other related services as the Funds or a shareholder may request. DSI may subcontract with other parties for the provision of shareholder, plan sponsor or plan participant support services.


         Distribution expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners or plan participants; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the ADV Class shares of the Portfolios (d) obtaining information and providing explanations to variable contract owners or plan participants regarding the Portfolios' investment objectives and policies and other information about the Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the Portfolios' accounts; (h) providing services to plan administrators; and (i) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose.


         The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolios without the approval of a majority of the outstanding shares of each of the Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

         The Plan was adopted because of its anticipated benefit to the Portfolios. These anticipated benefits include increased promotion and distribution of the Portfolios' shares, an enhancement in the Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolios.


     Because only the ADV Class shares of JPMorgan Small Cap Equity, Marsico Growth, Mercury Large Cap Growth, MFS Total Return, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Van Kampen Growth and Income Portfolios had commenced operations as of December 31, 2004, payments under the Plan had not been made for the other Portfolios.



       PORTFOLIOS                                                  DISTRIBUTION FEES
       ---------------------------------------------------------   -------------------------------
       ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       ING MARSICO GROWTH PORTFOLIO
       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       ING MERCURY LARGE CAP GROWTH
       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       ING MFS TOTAL RETURN PORTFOLIO

       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       PORTFOLIOS                                                  SERVICE FEES
       ---------------------------------------------------------   -------------------------------
       ING JPMorgan Small Cap Equity Portfolio                     $

       ING Marsico Growth Portfolio                                $
       ING Mercury Large Cap Growth                                $
       ING MFS Total Return Portfolio                              $
       ING T. Rowe Price Capital Appreciation Portfolio            $
       ING T. Rowe Price Equity Income Portfolio                   $
       ING Van Kampen Growth and Income Portfolio                  $



     In addition to paying fees under the Plan discussed above, the Manager, out of its own resources, may pay additional compensation to affiliated and non-affiliated insurance companies that offer variable life and variable annuity contracts ("variable contracts") for which the Portfolios serve as underlying investment options, based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Manager may pay this compensation for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive, or other payments may be made as an incentive, for insurance companies to make the Portfolios available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios. These additional payments are not disclosed in a Portfolio's Expense Table in the Prospectus. The Manager does not receive any separate fees from the Portfolios for making these payments.

     More particularly, the Manager may enter into participation or service agreements with insurance companies under which it makes payments for administrative and other services provided to contract holders who have selected a Portfolio as an investment option under their variable contract or to qualified plan participants, if the Portfolio sells to qualified plans. The Manager has entered into participation or service arrangements with two affiliated insurance companies, ING Life Insurance and Security Life of Denver Insurance Company, and Southland Life Insurance Company, under which it pays these insurers fees at an annual rate of up to 25 basis points, computed based on assets attributable to contract holders with interests in the Portfolios through these insurers, for administrative services provided to the Portfolios.

     The insurance companies through which investors hold shares of the Portfolios also may pay fees in connection with distribution of variable contracts and for services provided to contract owners and/or qualified plan participants. None of the Portfolios, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments.

     The Distributor also may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. Payment arrangements are generally structured in one of three ways: (1) as a percentage of net assets; (2) as a fixed dollar amount; or (3) as a percentage of gross sales. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% of the value of the Portfolio's shares sold by the dealer during a particular period, and (2) 0.20% per annum of the value of the Portfolio's shares held by the dealer's customers.

CODE OF ETHICS

         The Portfolios, the Manager, the Portfolio Managers and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios' Compliance Officer his or her designee and to report all transactions on a regular basis. The Portfolio Managers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES

     The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

     In addition, the Portfolios post their complete portfolio holdings schedule on ING's website (www.ingfunds.com) a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The complete portfolio holdings schedule is as of the preceding quarter-end (e.g. the Portfolios will post the quarter-ending June 30 holdings on August 1).

     The Portfolios also compile a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of the month. The Top Ten holdings information is as of the last day of the previous month.

     Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual reports, or view them on ING's website, the Portfolios' complete portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

     Other than in regulatory filings or on ING's website, the Portfolios may provide their complete portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Specifically, the Portfolios' disclosure of their portfolio holdings may include disclosure:

    -  To the Portfolios' auditors for use in providing audit opinions;
    - To financial printers for the purpose of preparing the Portfolios' regulatory filings;
    -  For the purpose of due diligence regarding a merger or acquisition;
    - To a new adviser or Portfolio Manager prior to the commencement of its management of the Portfolios;
    - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's;
    - To consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Portfolios;
    - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or
    - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios' shareholders.

     In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of the Portfolios' shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' Manager, Portfolio Manager, principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' sub-administrator (or administrator, as the case may be) to implement the Board's policies and direct qqq administrator to document the expected benefit to shareholders. Among other considerations, the sub-administrator (or administrator, as the case may be) is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Portfolio's shareholders. Similarly, the sub-administrator (or administrator, as the case may be) is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Manager, Portfolio Manager, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolio's sub-administrator (or administrator, as the case may be) to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' sub-administrator (or administrator, as the case may be) reports quarterly to the Board regarding the implementation of the Policies.

     The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' full portfolio holdings:



                                                                                   TIME LAG BETWEEN DATE OF
                                                                                     INFORMATION AND DATE
     PARTY                            PURPOSE                   FREQUENCY            INFORMATION RELEASED
---------------------------  -------------------------  -------------------------  --------------------------
Morningstar, Inc.            Fund Rating & Ranking      Monthly                    None
Lipper                       Fund Rating & Ranking      Monthly                    None
Thomson Financial            Fund Rating & Ranking      Monthly                    None
Standard & Poor's            Fund Rating & Ranking      Monthly                    30-45 days
Institutional Shareholder    Proxy Voting               Daily                      None
Services, Inc.               & Class Action
                             Services
Charles River Development    Compliance                 Daily                      None



     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the Manager, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.


PROXY VOTING PROCEDURES


         The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Manager the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Manager, the Board has also approved the Manager's proxy voting procedures, which require the Manager to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of the Manager, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS.


         Investment decisions for each Portfolio are made by the Portfolio Manager of each Portfolio. Each Portfolio Manager has investment advisory clients other than the Portfolio. A particular security may be bought or sold by a Portfolio Manager for clients even though it could have been bought or sold for other clients at the same time. In the event that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner deemed fair and reasonable by the Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Portfolio Manager, and the results of such allocations, are subject to periodic review by the Trust's Manager and Board. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.


BROKERAGE AND RESEARCH SERVICES.


         The Portfolio Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts for a Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the Portfolio Manager will attempt to obtain the best execution for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, confidentiality, including trade anonymity, the quality of the service, the difficulty of execution and operational facilities of the firms involved, capital commitment, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on U.S. stock exchanges for the account of the Trust, the Portfolio Manager may pay higher commission rates than the lowest available when the Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Portfolio Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. There is generally no stated commission in the case of fixed income securities, which are generally traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Portfolio Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Portfolio Manager, commissions for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Manager or the Portfolio Manager may also take into account the quality of the research and related services that can be provided by a broker-dealer, provided that the Manager or Portfolio Managers make a good faith determination that the brokerage commissions paid by the Portfolio are reasonable in light of research and other products and services the broker-dealer provides.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers that execute portfolio transactions for the clients of the manager. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, the Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Portfolio Manager places the Portfolio's portfolio transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and the Manager or Portfolio Manager does not bear the expense of these services of provided by a broker-dealer that executes trades for a Portfolio, and the management fee paid to the Manager or portfolio management fee paid to a Portfolio Manager is not reduced because of the receipt of research services received in this fashion. The Portfolio Manager may also receive research or research credits from brokers that are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. Some of these services may be of value to the Portfolio Manager and its affiliates in advising its various clients (including the Portfolio), although not all of these research services received by the Manager or the Portfolio Manager will necessarily be useful and of value in managing a Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by the Manager or a Portfolio Manager for the execution of securities transactions for a Portfolio.

     Portfolio transactions may be executed by brokers affiliated with the ING Groep N.V. or the Manager or Portfolio Manager, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

     For the fiscal year ended December 31, 2004, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers because of research services:



         PORTFOLIO                                                         COMMISSIONS PAID ON TOTAL TRANSACTIONS
         ---------                                                         --------------------------------------
         ING AIM Mid Cap Growth Portfolio
         ING Alliance Mid Cap Growth Portfolio
         ING Capital Guardian U.S. Equities Portfolio (1)
         ING Capital Guardian Managed Global Portfolio
         ING Capital Capital Guardian Small/Mid Cap Portfolio (1)
         ING Eagle Asset Capital Appreciation Portfolio (1)
         ING Evergreen Health Sciences Portfolio
         ING Evergreen Omega Portfolio
         ING FMR(SM) Diversified Mid Cap Portfolio
         ING FMR(SM) Earnings Growth Portfolio (2)                         N/A
         ING Goldman Sachs Internet Tollkeeper(SM) Portfolio (1)
         ING Hard Assets Portfolio
         ING International Portfolio
         ING Janus Contrarian Portfolio (1)
         ING Jennison Equity Opportunities Portfolio
         ING JPMorgan Emerging Markets Equity Portfolio (1)
         ING JPMorgan Value Opportunities Portfolio (2)                    N/A
         ING JPMorgan Small Cap Equity Portfolio
         ING Julius Baer Foreign Portfolio
         ING Legg Mason Value Portfolio (9)(1))
         ING Limited Maturity Bond Portfolio
         ING Marsico Growth Portfolio
         ING Marsico International Opportunities Portfolio (2)             N/A
         ING Mercury Focus Value Portfolio

         ING Mercury Fundamental Growth Portfolio (1)
         ING MFS Mid Cap Growth Portfolio
         ING MFS Total Return Portfolio
         ING MFS Utilities Portfolio (2)                                   N/A
         ING Oppenheimer Main Street Portfolio(R)(1)
         ING PIMCO Core Bond Portfolio
         ING Pioneer Fund Portfolio (2)                                    N/A
         ING Pioneer Mid Cap Value Portfolio (2)                           N/A
         ING Salomon Brothers All Cap Portfolio
         ING Salomon Brothers Investors Portfolio
         ING T. Rowe Price Capital Appreciation Portfolio
         ING T. Rowe Price Equity Income Portfolio
         ING UBS U.S. Balanced Portfolio (1)
         ING Van Kampen Equity Growth Portfolio
         ING Van Kampen Global Franchise Portfolio
         ING Van Kampen Growth and Income Portfolio
         ING Van Kampen Real Estate Portfolio



         (1) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio. As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.

         (2) Because ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2004, commissions paid to certain brokers because of research services are not available .


     For the fiscal year ended December 31, 2003, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers because of research services:


         PORTFOLIO                                            COMMISSIONS PAID ON TOTAL TRANSACTIONS
         ---------                                            --------------------------------------
         ING AIM Mid Cap Growth Portfolio                            $   154,632
         ING Alliance Mid Cap Growth Portfolio                       $   156,354
         ING Capital Guardian U.S. Equities Portfolio                        N/A
         ING Capital Guardian Managed Global Portfolio                       N/A
         ING Capital Guardian Small/Mid Cap Portfolio                        N/A
         ING JPMorgan Emerging Markets Equity Portfolio              $    64,161
         ING Eagle Asset Capital Appreciation Portfolio                      N/A
         ING FMR(SM) Diversified Mid Cap Portfolio                   $    18,823
         ING Goldman Sachs Tollkeeper(SM) Portfolio                  $    227.00
         ING Hard Assets Portfolio                                   $    97,000
         ING International Portfolio                                 $    93,406
         ING Janus Contrarian Portfolio                              $     2,079
         ING Jennison Equity Opportunities Portfolio                 $   436,802
         ING JPMorgan Small Cap Equity Portfolio                             N/A
         ING Julius Baer Foreign Portfolio                                 $1926
         ING Legg Mason Value Portfolio                              $    15,097
         ING Limited Maturity Bond Portfol                                   N/A
         ING Liquid Assets Portfolio                                         N/A
         ING Marsico Growth Portfolio                                $   127,117
         ING Mercury Focus Value Portfolio                           $    13,056
         ING Mercury Large Cap Growth Portfolio                      $     5,956
         ING MFS Mid Cap Growth Portfolio                                    N/A
         ING Oppenheimer Main Street Portfolio                       $       905
         ING MFS Total Return Portfolio                                      N/A

         ING PIMCO Core Bond Portfolio                                       N/A
         ING Salomon Brothers All Cap Portfolio                      $    64,464
         ING Salomon Brothers Investors Portfolio                    $    13,955
         ING T. Rowe Price Capital Appreciation Portfolio            $    68,203
         ING T. Rowe Price Equity Income Portfolio                   $    19,460
         ING UBS U.S. Balanced Portfolio                             $     7,934
         ING Van Kampen Equity Growth Portfolio                      $     1,189
         ING Van Kampen Global Franchise Portfolio                   $     1,354
         ING Van Kampen Growth and Income Portfolio                  $    37,273
         ING Van Kampen Real Estate Portfolio                        $     7,440


         As noted above, the Portfolio Manager may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Portfolio Manager with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Portfolio Manager, and the Portfolio Manager without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

         In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Portfolio Managers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

         On occasions when a Portfolio Manager deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or subadviser), the Portfolio Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Portfolio Manager in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

         Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

         A Portfolio Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Portfolio Manager where, in the judgment of the Portfolio Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

         Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Manager or a Portfolio Manager or, if it is also a broker-dealer, the Portfolio Manager may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Portfolio Manager, and if there is in effect a written contract between the Portfolio Manager and the Trust expressly permitting the affiliated broker-dealer or Portfolio Manager to receive and retain such compensation. The Portfolio Management Agreements provide that each Portfolio Manager may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

         SEC rules further require that commissions paid to such an affiliated broker-dealer or Portfolio Manager by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of Directed Services, Inc., Manager to ING Investors Trust as of March 31, 2005: ING Baring Financial Products, ING Baring Grupo Financiero (Mexico) S.A. de C.V, ING Baring Holding Nederland B.V., ING Baring Holdings Limited, ING Baring Investment (Eurasia) ZAO, ING Baring Operational Services (Taiwan) Limited, ING Baring Securities (France ) S.A., ING Baring Securities (Hong Kong) Ltd., ING Baring Securities (Hungary) Rt., ING Baring Securities (India) Pvt. Ltd., ING Baring Securities (Japan) Limited, ING Baring Securities (Overseas) Ltd., ING Baring Securities (Philippines) Inc., ING Baring Securities (Poland) Holding B.V.ING Baring Securities (Romania) S.A., ING Baring Securities (Singapore) Pte Ltd, ING Baring Securities (Slovakia), o.c.p.a.s., ING Baring Securities (Taiwan) Limited
(SICE), ING Baring Securities (Thailand) Limited, ING Baring Securities Argentina S.A., ING Baring Securities Holdings Limited, ING Baring Securities Management Services (Hong Kong) Ltd, ING Baring Securities Pakistan (Private) Limited, ING Baring Securities Services Limited, ING Baring Sociedad de Bolsa (Argentina), S.A., ING Baring South Africa Limited, ING Barings Corp., ING Barings Deutschland (GmbH), ING Barings Ecuador Casa de Valores S.A., ING Barings Southern Africa (proprietary) Limited, ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Advisors B.V., ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.


         Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.


     DSI may request that Portfolio Managers use their best efforts (subject to obtaining best execution of each transaction) to allocate up to 25% of a Portfolio's equity security transactions to broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit of the Portfolios, and not DSI.

     For the fiscal year ended December 31, 2004, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):



                                                                                            % OF
                               TOTAL            TOTAL AMOUNT          % OF TOTAL          PORTFOLIO
                             AMOUNT OF         OF COMMISSIONS         COMMISSION        DOLLAR AMOUNT OF
         PORTFOLIO        COMMISSION PAID    PAID TO AFFILIATE     PAID TO AFFILIATE      TRANSACTIONS            AFFILIATE
  -------------------------------------------------------------------------------------------------------------------------


     For the fiscal year ended December 31, 2003, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):


                                                                                        % OF
                                 TOTAL          TOTAL AMOUNT      % OF TOTAL          PORTFOLIO
                               AMOUNT OF       OF COMMISSIONS     COMMISSION       DOLLAR AMOUNT OF
       PORTFOLIO            COMMISSION PAID  PAID TO AFFILIATE  PAID TO AFFILIATE    TRANSACTIONS               AFFILIATE
  ------------------------------------------------------------------------------------------------------------------------------
  AIM Capital Mid Cap       $  1,277,679.06              N/A            N/A             N/A             N/A
  Growth

  Alliance Mid Cap          $     1,996,896              N/A            N/A             N/A             N/A
  Growth Portfolio

  Capital Guardian U.S.     $       440,278              N/A            N/A             N/A             N/A
  Equities Portfolio

  Capital Guardian          $       262,574              N/A            N/A             N/A             N/A
  Managed Global
  Portfolio

  Capital Guardian          $       909,187              N/A            N/A             N/A             N/A
  Small/Mid Cap Portfolio

  JPMorgan Emerging         $       434,661              N/A            N/A             N/A             N/A
  Markets Equity
  Portfolio

  Eagle Asset Capital       $       276,406              N/A            N/A             N/A             N/A
  Appreciation Portfolio

  FMR(SM) Diversified       $       279,297    $       7,036           2.52%           4.09%            Fidelity Capital Markets
  Mid Cap Portfolio

  Goldman Sachs             $        99,735              N/A            N/A             N/A             N/A
  Tollkeeper(SM)
  Portfolio

  Hard Assets Portfolio     $       541,231              N/A            N/A             N/A             N/A
  International Portfolio   $    822,843.47              N/A            N/A             N/A             N/A

  Janus Contrarian          $        74,219              N/A            N/A             N/A             N/A
  Portfolio

  Jennison Equity           $     1,438,658              N/A            N/A             N/A             N/A
  Opportunities Portfolio

  JPMorgan Small Cap        $        62,916              N/A            N/A             N/A             N/A
  Equity Portfolio
  Julius Baer Foreign       $       124,629              N/A            N/A             N/A             N/A
  Portfolio

  Legg Mason Value          $       222,015              N/A            N/A             N/A             N/A
  Portfolio

  Marsico Growth            $     1,666,706              N/A            N/A             N/A             N/A
  Portfolio

  Mercury Focus Value       $        87,034    $      10,923          12.55%          12.16%            Merrill Lynch
  Portfolio

  Mercury Large Cap         $        31,964    $       5,903          18.47%          20.68%            Merrill Lynch
  Growth Portfolio

  MFS Mid Cap Growth        $     2,154,230              N/A            N/A             N/A             N/A
  Portfolio

                                                                                        % OF
                                 TOTAL          TOTAL AMOUNT      % OF TOTAL          PORTFOLIO
                               AMOUNT OF       OF COMMISSIONS     COMMISSION       DOLLAR AMOUNT OF
       PORTFOLIO            COMMISSION PAID  PAID TO AFFILIATE  PAID TO AFFILIATE    TRANSACTIONS               AFFILIATE
  ------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main          $     2,437,676              N/A            N/A             N/A             N/A
  Street Portfolio

  MFS Total Return          $     1,203,218              N/A            N/A             N/A             N/A
  Portfolio

  PIMCO Core Bond           $        80,527              N/A            N/A             N/A             N/A
  Portfolio

  Salomon Brothers All      $       561,048    $       7,050           1.26%           0.54%            Citigroup Global Markets
  Cap Portfolio                                $       2,800           0.50%           0.66%            Salomon Smith Barney

  Salomon Brothers          $       193,516    $         385           0.20%           0.18%            Citigroup
  Investors Portfolio                          $       1,410           0.73%           0.81%            Salomon Smith Barney
                                               $         285           0.15%           0.59%            Smith Barney
  T. Rowe Price Capital     $       518,447              N/A            N/A             N/A             N/A
  Appreciation Portfolio

  T. Rowe Price Equity      $       319,024              N/A            N/A             N/A             N/A
  Income Portfolio

  UBS U.S. Balanced         $       152,444    $       1,446           0.95%           1.26%            Fidelity Capital Markets
  Portfolio                 $       152,444    $         195           0.13%           0.10%            UBS Securities LLC

  Van Kampen Global         $        30,027              N/A            N/A             N/A             N/A
  Franchise Portfolio


  Van Kampen Equity         $        83,787    $          39           0.05%           0.03%            Morgan Stanley
  Growth Portfolio

  Van Kampen Growth and     $     1,093,782    $      18,176           1.66%           6.14%            Morgan Stanley
  Income Portfolio


         For the fiscal year ended December 31, 2002, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):


                                                                                        % OF
                                 TOTAL          TOTAL AMOUNT       % OF TOTAL         PORTFOLIO
                               AMOUNT OF       OF COMMISSIONS      COMMISSION      DOLLAR AMOUNT OF
       PORTFOLIO            COMMISSION PAID  PAID TO AFFILIATE  PAID TO AFFILIATE    TRANSACTIONS               AFFILIATE
  ------------------------------------------------------------------------------------------------------------------------------
  Salomon Bro. All Cap      $    4,941,440     $      13,815           0.28%           1.69%            Salomon Smith Barney

  UBS Balanced              $       80,570     $       1,248           1.55%           2.23%            Fidelity Capital
                                                                                                        Markets (FCM)

  FMR(SM) Diversified Mid   $      161,667     $       2,688           1.66%           2.00%            FCM
  Cap

  Mercury Focus Value       $       33,189     $       5,348          16.11%          13.70%            Merrill Lynch

  Mercury Large Cap Growth  $       11,113     $       2,009          18.08%          21.50%            Merrill Lynch

  Salomon Brothers          $      276,056     $      16,194           5.87%           3.17%            Salomon Smith Barney
  Investors

   * Fidelity Capital Markets is an affiliate of the Portfolio's former Portfolio Manager, Fidelity Management & Research Company. Effective May 1, 2003, UBS Asset Management (Americas) Inc. is the Portfolio's Portfolio Manager.


     Citigroup Global Markets Inc. (formerly, Salomon Smith Barney) is an affiliate of Salomon Brothers Asset Management, Inc, the Portfolio Manager to the Salomon Brothers Investors and Salomon Brothers All Cap. Fidelity Capital Markets is an affiliate of Fidelity, Management & Research Company, the former Portfolio Manager for UBS U.S. Allocation and the Portfolio Manager for FMR(SM) Diversified Mid Cap. Merrill Lynch is affiliated with Mercury Advisors, the Portfolio Manager for Mercury Focus Value and Mercury Large Cap Growth. Barings Securities Corporation is an affiliate of Barings International Investment Limited, an affiliate of the Manager and Portfolio Manager of Hard Assets. Goldman Sachs is an affiliate of Goldman Sachs Asset Management, L.P., the Portfolio Manager to Goldman Sachs Tollkeeper(SM). Furman Securities Corp. is an affiliate of the Manager, as each is owned by ING Groep. Fred Alger and Company is an affiliate of Fred Alger Management, Inc., a former Portfolio Manager to the Capital Guardian Small/Mid Cap.


     The Manager, DSI, is an affiliate of ING Investors Trust.


     During the fiscal year ended December 31, 2003, the following Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of December 31, 2004:



PORTFOLIO                     SECURITY                    MARKET VALUE
----------------------------  -------------------------   --------------------------


PORTFOLIO TURNOVER.


         A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.

                                 NET ASSET VALUE

     As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and therefore assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See the "Net Asset Value" section in the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

     Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

         The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

         If a significant event which is likely to impact the value of one of more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its NAV. The Board has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event or if the closing value is deemed unreliable, be determined as of the time a Portfolio calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. A research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV, and there can be no assurance that these analyses and/or models will accurately gauge the effect of subsequent events on closing price of a foreign security. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations or the closing values are determined in good faith to be more accurate. Unless an event has occurred which constitutes a significant event under procedures adopted by the Board or unless closing prices are otherwise deemed unreliable, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV per share.

         Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

         The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE on each date that the NYSE is open for business.

         The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

         In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

         Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.


                             PERFORMANCE INFORMATION

         The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

         Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                       YIELD = 2 [((a-b)/cd + 1)(TO THE POWER OF 6) - 1]

     where,

     a = dividends and interest earned during the period,

     b = expenses accrued for the period (net of reimbursements),

     c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

     d = the maximum offering price per share on the last day of the period.

         Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula:
P (1 + T)(TO THE POWER OF n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     Only the ADV Class shares of JPMorgan Small Cap Equity, Marsico Growth, Mercury Large Cap Growth, MFS Total Return, T. Rowe Price Capital Appreciation,
T. Rowe Price Equity Income, and Van Kampen Growth and Income had commenced operations as of December 31, 2004, and therefore are the only Portfolios to have computed an average annual total return. Quotations for the other Portfolios' Class S shares (revised for the higher expenses of ADV Class shares) for the periods indicated for each year ended December 31 are set out below.

     Because FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Pioneer Fund, and Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2004, performance returns are not available.



PORTFOLIO                                                     1 YEAR   5 YEARS    10 YEARS    SINCE INCEPTION  DATE OF INCEPTION
---------                                                     ------   -------    --------    ---------------  -----------------
ING AIM MID CAP GROWTH PORTFOLIO
     ADV Class                                                                                                       N/A
     Class S (revised for ADV Class Shares) (1)                                                                   10/2/1995

ING ALLIANCE MID CAP GROWTH PORTFOLIO
     ADV Class                                                                                                       N/A
     Class S (revised for ADV Class Shares) (1)                                                                   8/14/1998

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (2)
     ADV Class                                                                                                       N/A
     Class S (revised for ADV Class Shares) (1)                                                                   2/1/2000

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO
     ADV Class                                                                                                       N/A
     Class S (revised for ADV Class Shares) (1)                                                                      ---

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO
     ADV Class                                                                                                       N/A
     Class S (revised for ADV Class Shares) (1)                                                                   1/3/1996

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO (2)
     ADV Class                                                                                                       N/A
     Class S (revised for ADV Class Shares) (1)                                                                   1/3/1995

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO (2)
     ADV Class                                                                                                      N/A
     Class S (revised for ADV Class Shares) (1)                                                                   10/2/2000

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO (2)
     ADV Class                                                                                                       N/A
     Class S (revised for ADV Class Shares) (1)                                                                   5/1/2001

ING HARD ASSETS PORTFOLIO
     ADV Class                                                                                                       N/A
     Class S (revised for ADV Class Shares) (1)                                                                      ---

ING INTERNATIONAL PORTFOLIO
     ADV Class                                                                                                    N/A
     Class S (revised for ADV Class Shares) (1)                                                               12/17/2001

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO
     ADV Class                                                                                                    N/A
     Class S (revised for ADV Class Shares) (1)                                                                   ---

ING JANUS CONTRARIAN PORTFOLIO (1)
     ADV Class                                                                                                    N/A
     Class S (revised for ADV Class Shares) (1)                                                                10/2/2000

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (2)
     ADV Class                                                                                                    N/A
     Class S (revised for ADV Class Shares) (1)                                                                 2/18/1998

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
     ADV Class                                                                                                  8/12/04
     Class S (revised for ADV Class Shares) (1)                                                                5/1/2002

ING JULIUS BAER FOREIGN PORTFOLIO
     ADV Class                                                                                                    N/A
     Class S (revised for ADV Class Shares) (1)                                                                5/1/2002

ING LEGG MASON VALUE PORTFOLIO (2)
     ADV Class                                                                                                    N/A
     Class S (revised for ADV Class Shares) (1)                                                                10/2/2002

ING LIMITED MATURITY BOND PORTFOLIO
     ADV Class                                                                                                    N/A
     Class S (revised for ADV Class Shares) (1)                                                                   ---

ING MARSICO GROWTH PORTFOLIO
     ADV Class                                                                                                12/31/2003
     Class S (revised for ADV Class Shares) (1)                                                                8/14/1998

ING MERCURY FOCUS VALUE PORTFOLIO
     ADV Class                                                                                                    N/A
     Class S (revised for ADV Class Shares) (1)                                                                5/1/2002

ING MERCURY LARGE CAP GROWTH PORTFOLIO (2)
     ADV Class                                                                                                    N/A
     Class S (revised for ADV Class Shares) (1)                                                                5/1/2002

ING MFS MID CAP GROWTH PORTFOLIO
     ADV Class                                                                                                    N/A
     Class S (revised for ADV Class Shares) (1)                                                                8/14/1998

ING MFS TOTAL RETURN PORTFOLIO
     ADV Class                                                                                                12/16/2003
     Class S (revised for ADV Class Shares) (1)                                                                8/14/1998

ING OPPENHEIMER MAIN STREET PORTFOLIO (2)
     ADV Class                                                                                                    N/A
     Class S (revised for ADV Class Shares) (1)                                                                8/14/1998


ING PIMCO CORE BOND PORTFOLIO
     ADV Class                                                                                                   N/A
     Class S (revised for ADV Class Shares) (1)                                                               8/14/1998

ING SALOMON BROTHERS ALL CAP PORTFOLIO
     ADV Class                                                                                                   N/A
     Class S (revised for ADV Class Shares) (1)                                                               2/1/2000

ING SALOMON BROTHERS INVESTORS PORTFOLIO
     ADV Class                                                                                                   N/A
     Class S (revised for ADV Class Shares) (1)                                                               2/1/2000

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
     ADV Class                                                                                               12/16/2003
     Class S (revised for ADV Class Shares) (1)                                                                  ---

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
     ADV Class                                                                                                   N/A
     Class S (revised for ADV Class Shares) (1)                                                                  ---

ING UBS U.S. BALANCED PORTFOLIO (2)
     ADV Class                                                                                                   N/A
     Class S (revised for ADV Class Shares) (1)                                                               10/2/2000

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
     ADV Class                                                                                                   N/A
     Class S (revised for ADV Class Shares) (1)                                                               5/1/2002

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
     ADV Class                                                                                                   N/A
     Class S (revised for ADV Class Shares) (1)                                                               5/1/2002

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
     ADV Class                                                                                                   N/A
     Class S (revised for ADV Class Shares) (1)                                                                  ---

ING VAN KAMPEN REAL ESTATE PORTFOLIO
     ADV Class                                                                                                   N/A
     Class S (revised for ADV Class Shares) (1)                                                                  ---



     (1) The performance for Class S shares is adjusted to reflect the ADV Class shares' additional 0.35% distribution and service fees (net of a 0.15% waiver of distribution fees by Directed Services, Inc., the distributor).

     (2) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio. As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of May 1, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; and ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio.


         Each Portfolio may be categorized as to its market capitalization make-up ("large cap," "mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

         Beta is a historical measure of a portfolio's market risk; a Beta of
1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).


         Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P Mid Cap 400 Index, the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers U.S. Government/Credit Bond Index, the Lehman Brothers Aggregate Bond Index, Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the MSCI EAFE Index, the MSCI All Country World Free Index, the MSCI Emerging Markets Free Index, the MSCI World Index, the Russell Midcap Index, the Russell Midcap Growth Index, the Russell 1000 Index, the Russell 1000 Growth, the Russell 1000 Value, the Russell 2000 Index, the Russell 3000 Index, the Wilshire Real Estate Securities Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


         Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

         In addition, reports and promotional literature may contain information concerning the Manager, the Portfolio Managers, or affiliates of the Trust, the Manager, or the Portfolio Managers, including (i) performance rankings of other mutual funds managed by a Portfolio Manager, or the individuals employed by a Portfolio Manager who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Manager to the Trust, including information related to the selection and monitoring of the Portfolio Managers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

         In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES

         Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolios' Manager and its affiliates. Shares will generally not be offered to other investors.

         Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

         Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

         The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract's proportionate share of the assets of the separate account. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

         If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations there under, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

         Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

         The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

         Foreign Investments -- Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

         The Portfolios listed above may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

     Real Estate Investment Trusts -- The Portfolios may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Portfolios, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION

CAPITALIZATION.


         The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 46 investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. All of the Portfolios discussed in this SAI are diversified with the exception of Evergreen Health Sciences, Hard Assets, Janus Contrarian,MFS Utilities, Salomon Brothers All Cap, Van Kampen Global Franchise, and Van Kampen Real Estate.


         On May 1, 2003, the Trust's name became the ING Investors Trust. Prior to that date on January 31, 1992, the name of the Trust was changed to The GCG Trust from The Specialty Managers Trust.

VOTING RIGHTS.

         Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

         Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES.


         Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.


         If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

         Shares of each Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES.


         Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.


     If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

EXCHANGES.

         Shares of the same class of any one Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

         The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in the Liquid Assets Portfolio or any successor to such Portfolio.

CUSTODIAN.

         The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for all Portfolios.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

         KPMG LLP, located at 99 High Street, Boston, MA 02110, has been appointed as the Trust's independent registered public accounting firm. KPMG audits the financial statements of the Trust and provides other audit, tax, and related services.


LEGAL COUNSEL.

     Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT.

         This SAI and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

         The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS.


         Financial statements for the Portfolios for the fiscal year ended December 31, 2004 will be available ____, 2005 and may be obtained without charge by contacting the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, (800)-992-0180.

                     APPENDIX A: DESCRIPTION OF BOND RATINGS

         Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

         Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high-grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

         Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

         Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

         AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

         S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

         Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

         MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that

                                       Ai
such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

         PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

     Investment Grade

         AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

         BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

         D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

         SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

                                       Aii

         An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

         A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                      Aiii

                                   APPENDIX B

                                    ING FUNDS

                                   ----------

                     PROXY VOTING PROCEDURES AND GUIDELINES

                                       Aiv

                                    ING FUNDS

                                   ----------

                     PROXY VOTING PROCEDURES AND GUIDELINES

                                   ----------

I.       INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.      VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.     DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.      APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.       VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

         A.       Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

         B.       Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                  In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

                  2.       NON-VOTES:  Votes in Which No Action is Taken

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

                  3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

                  If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

                  If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment
                  Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                  4.       Referrals to a Fund's Valuation and Proxy Voting
                           Committee

                  A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                  The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.      CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.     REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES

                                   ----------

I.       INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES

         A.       Proxy Coordinator

         The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

         Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

         Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

         B.       Agent

         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

         The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation and Proxy Voting Committee ("Committee").

         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

         Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

         C.       Proxy Group

         The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

         A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

         A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

         For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment
         Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

         If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

         If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

         D.       Investment Professionals

         The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.     VOTING PROCEDURES

         A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

         B.       Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

         C.       Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

                  1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                  In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

                  2.       NON-VOTES: Votes in Which No Action is Taken

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

                  3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

                  4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.      ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

         A.       Assessment of the Agent

                  The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

                  Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

         B.       Conflicts of Interest

                  The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

                  In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

                  For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

                  The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.       REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:



        NAME                                              TITLE OR AFFILIATION
Stanley D. Vyner                      Chief Investment Risk Officer and Executive Vice President of ING
                                      Investments, LLC

Karla J. Bos                          Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                                      Funds Services, LLC

Maria Anderson                        Vice President of Fund Compliance, ING Funds Services, LLC

Michael J. Roland                     Executive Vice President and Chief Financial Officer of ING Investments,
                                      LLC; Vice President, ING Life Insurance
                                      and Annuity Company; and Assistant
                                      Secretary, Directed Services, Inc.

Todd Modic                            Vice President of Financial Reporting - Fund Accounting of ING Funds
                                      Services, LLC

Theresa K. Kelety, Esq.               Counsel, ING Americas US Legal Services



Effective as of April 21, 2004

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                                   ----------

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

                                   ----------

I.       INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.      GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.       THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Consider nominees who sit on more than six public company boards on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     (2)  Only if the director's legal expenses would be covered.

2.       PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.       AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.       PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.       TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.       MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
     - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
     -   If the dissidents agree, the policy remains in place.
     - If the dissidents do not agree, the confidential voting policy is waived.
Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.       CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.

     - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
     - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
     - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.
Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.       EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.

Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

         AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

         Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
         Section 162(m) of OBRA.

         AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

         Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

         AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

         Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
         Section 162(m) should be evaluated on a CASE-BY-CASE basis.

         APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

         Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive

Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.       STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.      MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.      MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.      GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:
     -   the opening of the shareholder meeting

     -   that the meeting has been convened under local regulatory requirements
     -   the presence of quorum
     -   the agenda for the shareholder meeting
     -   the election of the chair of the meeting
     -   the appointment of shareholders to co-sign the minutes of the meeting
     -   regulatory filings (E.G., to effect approved share issuances)
     - the designation of inspector or shareholder representative(s) of minutes of meeting
     - the designation of two shareholders to approve and sign minutes of meeting
     -   the allowance of questions
     -   the publication of minutes
     -   the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS

With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS

Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES

Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
     -   it is editorial in nature;
     -   shareholder rights are protected;
     -   there is negligible or positive impact on shareholder value;
     -   management provides adequate reasons for the amendments; or
     -   the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
     - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.
     - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING INVESTORS TRUST


                       STATEMENT OF ADDITIONAL INFORMATION



                                DATED MAY 1, 2005



                       ING American Funds Growth Portfolio
                   ING American Funds International Portfolio
                   ING American Funds Growth-Income Portfolio
         (individually a "Portfolio" and collectively, the "Portfolios")


This Statement of Additional Information ("SAI") pertains to the Portfolios listed above (each, a "Portfolio" and collectively, the "Portfolios"), each of which is a separate series of ING Investors Trust ("Trust"). This SAI is not a Prospectus. A Prospectus for the Portfolios that provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios' principal underwriter, Directed Services, Inc. This SAI should be read in conjunction with the Prospectus dated May 1, 2005 (the "Prospectus"). This SAI is incorporated by reference in its entirety into the Prospectus. In addition, the Financial Statements for certain Portfolios and the independent registered public accounting firm's report thereon, included in such Portfolios' Annual Reports, are incorporated by reference in this SAI.

Shares of the Portfolios may be offered to segregated asset accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to certain investment advisers and their affiliates. The information in this SAI expands on information contained in the Prospectus. The Prospectus and the Annual Report can be obtained without charge by contacting the Trust at the phone number or address below.

                               ING INVESTORS TRUST

                         7337 EAST Doubletree Ranch Road

                              Scottsdale, AZ 85258
                                 (800) 992-0180

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                TABLE OF CONTENTS

INTRODUCTION                                                                   2
HISTORY OF THE TRUST                                                           2
THE PORTFOLIOS                                                                 2
MASTER/FEEDER STRUCTURE                                                        2
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                            4
Investment Strategies and Risks                                                4
Master Funds                                                                   4
Portfolios                                                                     4

INVESTMENT RESTRICTIONS                                                       12

MANAGEMENT OF THE TRUST                                                       16
Share Ownership Policy                                                        24
Trustees' Portfolio Equity Ownership Positions                                24
Board Committees                                                              24
Frequency of Board Meetings                                                   26
Compensation of Trustees                                                      26
Ownership of Shares                                                           31
Control Persons and Principal Shareholders                                    31
The Investment Manager to the Portfolios                                      32
Investment Adviser to the Master Funds                                        35
Administration                                                                37
Distributor; 12b-1 Plans                                                      38
Rule 12b-1 Plans of the Portfolios                                            38
Rule 12b-1 Plans of the Master Funds                                          40
Fund Participation Agreement                                                  40
Code of Ethics                                                                40
Disclosure of the Portfolio's Portfolio Securities                            41
Proxy Voting Procedures                                                       41

PORTFOLIO TRANSACTIONS AND BROKERAGE                                          41
Brokerage and Research Services                                               41
Portfolio Turnover                                                            41

NET ASSET VALUE                                                               42
Determination of Net Asset Value of the Portfolios                            42
Determination of Net Asset Value of the Master Funds                          42

PERFORMANCE INFORMATION                                                       42
TAXES                                                                         45
OTHER INFORMATION                                                             47
Capitalization                                                                47
Voting Rights                                                                 47
Purchase of Shares                                                            47
Redemption of Shares                                                          48
Exchanges                                                                     48
Custodian and Other Service Providers of the Portfolios                       48
Independent Auditors                                                          48
Legal Counsel                                                                 49
Registration Statement                                                        49
Reports to Shareholders                                                       49
Financial Statements                                                          49

Appendix A: Proxy Voting Proceduers                                           50

                                  INTRODUCTION

     This SAI is designed to elaborate upon information contained in the Prospectus for the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectus and are not repeated in this SAI. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectus or this SAI that the Investment Adviser or Manager (the "Manager") or portfolio manager ("Portfolio Manager" or "Portfolio Managers") reasonably believes is compatible with the investment objective and policies of that Portfolio. Net assets are assets in each portfolio, minus any liabilities. Captions and defined terms in this SAI generally correspond to like captions and terms in the Portfolios' Prospectus. Terms not defined in this SAI have the meanings given them in the Prospectus.

                              HISTORY OF THE TRUST


     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 51 investment portfolios. The Trust is authorized to issue multiple series and classes of shares, each with different investment objective(s), policies and restrictions. This SAI pertains only to the following three (3) Portfolios: ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio.

     Effective May 1, 2003, the name of the Trust changed to ING Investors Trust. On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that date, the name of the Trust was The Specialty Managers Trust. Each Portfolio is a "diversified company" within the meaning of that term under the Investment Company Act of 1940 ("1940 Act"). The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer. and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies). The Trust is governed by a Board of Trustees ("Board") which has the responsibility for the overall management of the Trust.


                                 THE PORTFOLIOS

     This SAI pertains only to the ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio. The investment objective of each Portfolio is not fundamental and, therefore, can be changed by the Board without the approval of a majority (as defined in the 1940 Act) of the respective Portfolio's outstanding voting securities.

                             MASTER/FEEDER STRUCTURE

     Each Portfolio (each a "Feeder Portfolio" and, collectively, the "Feeder Portfolios") invests all of its assets in a series of American Funds Insurance Series(R) (the "Master Series") (each a "Master Fund" and collectively, the "Master Funds") in a master/feeder structure. The Portfolios do not buy investment securities directly. Instead, each Portfolio invests in a Master Fund which in turn purchases investment securities. Each Portfolio's Master Fund is listed below:

            FEEDER PORTFOLIO                                            MASTER FUND
ING American Funds Growth Portfolio                 Growth Fund (Class 2 shares) ("Growth Fund")

ING American Funds International Portfolio          International Fund (Class 2 shares) ("International
                                                    Fund")

ING American Funds Growth-Income Portfolio          Growth-Income Fund (Class 2 shares) ("Growth-Income
                                                    Fund")

     The investment adviser for the Master Funds is Capital Research and Management Company ("CRMC"), an investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. In addition to selling its shares to the Feeder Portfolio, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited investors ("Interestholders"). The expenses and, correspondingly, the returns of other Interestholders in a Master Fund may differ from those of the corresponding Feeder Portfolio.

     The Board believes that, as other investors invest their assets in a Feeder Fund and Interestholders invest their assets in the corresponding Master Fund in which the Feeder Portfolio invests, certain economic efficiencies may be realized with respect to the Feeder Portfolio and the Master Fund. For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other Interestholders in that Master Fund) or the corresponding Feeder Portfolio would be spread across a larger asset base as more Interestholders invest in the Master Fund. However, if an investor or an Interestholder withdraws its investment from a Master Fund or Feeder Portfolio, respectively, the economic efficiencies (E.G., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in the Feeder Portfolio, and in turn, the Master Fund, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value would be affected at the master and/or feeder level.

     In addition, as described below, under the terms of the Investment Management Agreement and the Administration Agreement, if a Portfolio divests itself of its interests in a Master Fund, the Portfolio will pay an advisory fee to ING Investments, LLC, rather than CRMC, in accordance with the same fee schedule currently applicable to fees paid by the Master Fund to CRMC, and also an administration fee to ING Funds Services, LLC. The advisory fees paid to ING Investments, LLC, however, may be higher than the fees payable by the Master Fund (and indirectly by the Portfolios) to CRMC because the asset level of the Portfolio after divesting from the Master Fund may be lower thereby preventing the Portfolio from benefiting from certain breakpoint levels contemplated in the investment management agreement. If the Portfolio invests substantially all of its assets in another investment company, the Portfolio does not pay an administration fee. Therefore, a Portfolio's expenses may be higher if the Trust were to withdraw a Portfolio's assets from a Master Fund.

     Under the master/feeder structure, the Trust retains the right to withdraw a Feeder Portfolio's assets from the Master Fund. The Trust also reserves the right to suspend or terminate purchases of shares of a Master Fund by the Trust and a Portfolio if such action is required by law, or if the Trust's Board while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Trust and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority. If the Trust were to withdraw a Feeder Portfolio's assets, the Trust's Board would then consider whether to invest the Feeder Portfolio's assets in another pooled investment entity, asking ING Investments, LLC to manage either directly or with a sub-adviser under the Investment Management Agreement between the Trust and ING Investments, LLC, or taking other appropriate action.

     Investment of each Feeder Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Feeder Portfolio and a shareholder vote is not required for any Feeder Portfolio to withdraw its investment from its corresponding Master Fund.

     The board of trustees of each Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund's performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

  THE STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN FUND MASTER FUNDS IS
        DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

INVESTMENT STRATEGIES AND RISKS

MASTER FUNDS

     The investment techniques of each Master Fund are described in the statement of additional information for the Master Funds which is delivered together with this SAI.

PORTFOLIOS

     The following supplements the discussion in the Portfolios' Prospectus and in the Master Funds' prospectus and statement of additional information of the investment strategies, policies and risk of each Portfolio and its Master Fund. Because a Feeder Portfolio invests all of its assets in a Master Fund, these investment strategies and policies may be changed without approval of the shareholders of the Portfolios. The statement of additional information for the Master Funds is delivered together with this SAI.

COMMON STOCK AND OTHER EQUITY SECURITIES

     Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Master Fund the right to vote on measures affecting the company's organization and operations. Equity securities also include convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

     A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio or a Master Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

HIGH YIELD BONDS

     "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

     High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Master Fund may incur additional expenses to seek recovery. The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds, which could adversely affect the price at which a high yield bond is sold. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

MORTGAGE-BACKED SECURITIES.

     Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Master Fund or Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates. See, "U.S. Government Securities."

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Mortgage-backed securities issued by Ginnie Mae are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although Ginnie Mae guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.

     Early repayments of principal on the underlying mortgages may expose a Master Fund and a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase. Conversely, when interest rates are rising, the rate of prepayment tends to decrease. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.

     Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). Privately-issued mortgage-backed securities are generally backed by pools of conventional (I.E., non-government guaranteed or insured) mortgage loans. These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

U.S. GOVERNMENT SECURITIES.

     Investments in U.S. Government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities only when the Investment Adviser or Investment Manager is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

ASSET-BACKED SECURITIES.

     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Master Fund or Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Master Fund or Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

     Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

ZERO-COUPON

     Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently, and may involve greater credit risk than such bonds.

INFLATION-INDEXED BONDS

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

WARRANTS

     Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

     Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

FLOATING RATE SECURITIES

     Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. Floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

FOREIGN SECURITIES

     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities denominated or quoted in currencies other than the U.S. dollar are subject to the risk that, changes in foreign currency exchange rates will affect their value and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio or Master Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     Securities traded in emerging market countries may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an investment.

DEPOSITARY RECEIPTS

     ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depository, whereas an unsponsored facility may be established by a depository without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

REPURCHASE AGREEMENTS

     In general, the term of a repurchase agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time of investment in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

OTHER INVESTMENT COMPANIES

     All Portfolios may invest in shares issued by other investment companies. Each Portfolio has adopted a non-fundamental investment restriction to enable it to invest in its corresponding Master Fund or another master portfolio. As a shareholder in any investment company, a Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.

ILLIQUID SECURITIES

     Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when investment adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Master Fund's or a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an investment adviser to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio or a Master Fund could realize upon disposition, Because of the nature of these securities, a considerable period of time may elapse between a decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the relevant board of trustees.

RESTRICTED SECURITIES

     Restricted securities include securities that are not registered under the 1933 Act ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). Certain Rule 144A securities may be deemed to be liquid in accordance with procedures adopted by the Portfolios' or Master Funds' respective board of trustees. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment portfolio. Subject to any applicable limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios or Master Funds may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the risk that an investor may be unable to dispose of the securities in a timely manner or at favorable prices. The Portfolio may not be able to sell these securities when the Manager or Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

     Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's or a Master Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Portfolio's or Master Fund's shares. A Portfolio or Master Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements generally are considered to be a form of borrowing.

REAL ESTATE INVESTMENT TRUSTS.

     Real Estate Investment Trusts, or "REITs", are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Master Fund or a Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs.

     Risks of investing in the real estate industry include, among others:

     -    possible declines in the value of real estate;

     -    adverse general or local economic conditions;

     -    possible lack of availability of mortgage funds;

     -    overbuilding;

     -    extended vacancies of properties;

     -    increases in competition, property taxes and operating expenses;

     -    changes in zoning or applicable tax law;

     - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

     -    casualty or condemnation losses;

     -    uninsured damages from floods, earthquakes or other natural disasters;

     -    limitations on and variations in rents; and

     -    unfavorable changes in interest rates.

     In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

SMALL COMPANIES

     Small companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio or Master Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability to dispose of such securities may be greatly limited, and a Portfolio or Master Fund may have to continue to hold such securities during periods when the investment adviser would otherwise have sold the security.

UNSEASONED COMPANIES

     Unseasoned companies are those that have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

TEMPORARY DEFENSIVE INVESTMENTS

     For temporary and defensive purposes, each Portfolio or Master Fund may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stock and repurchase agreements. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

     Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this SAI will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

     The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of the Portfolios are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

     FOR THE ING AMERICAN FUNDS GROWTH PORTFOLIO, ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO AND ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO:

     A Portfolio may not:

     Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

     Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

     Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

     Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

     Deviate from being a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

     "Concentrate" its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Portfolio's holdings of illiquid securities exceed 15% because of changes in the value of a Portfolio's investments, a Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, a Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

NON-FUNDAMENTAL INVESTMENT RESTRICTION OF THE PORTFOLIOS

     Each Portfolio has adopted the following non-fundamental investment restriction to enable it to invest in its corresponding Master Fund:

          Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net assets in an open-end management investment company having the same investment objective and limitations as the Portfolio.

     Each Portfolio has also adopted the same investment restrictions as the Master Fund in which it invests. These investment restrictions, the investment objective and all other investment policies or practices of the Portfolios, are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

FUNDAMENTAL INVESTMENT RESTRICTION OF THE MASTER FUNDS

     The Growth Fund, International Fund and Growth-Income Fund have adopted the following fundamental policies and investment restrictions that may not be changed without shareholder approval by holders of a majority of its outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of
(i) 67% of more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.

     If a change in a Master Fund's investment restrictions is submitted to the holders of the Trust's outstanding voting securities, the matter will be deemed to be acted upon with respect to a Portfolio if a majority of the outstanding voting securities of the Portfolio vote for approval of the matter, notwithstanding (1) that the matter has not been approved by the holder's of a majority of the outstanding voting securities of any other Portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.




     The Growth Fund, International Fund and Growth-Income Fund may not:

     1. Invest more than 5% of the value of the total assets of each Master Fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

     2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

     3. Invest more than 25% of each Master Fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, each Fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

     4. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

     5. Purchase commodities or commodity contracts; except that the International Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

     6. Invest in companies for the purpose of exercising control or management.

     7.   Make loans to others except for (a) the purchase of debt securities;
          (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

     8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of each Master Fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, each Fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage.

     9.   Purchase securities on margin.

     10. Sell securities short, except to the extent that each Master Fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

     11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in investment restriction number 5.

     12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

     13. Engage in underwriting of securities issued by others, except to the extent it may deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

     Notwithstanding investment restriction number 12, if deemed advisable by their officers, compensation by the Series to its trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by the Series' trustees pursuant to an exemptive order granted by the SEC.

     Notwithstanding investment restriction number 13, the Master Funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the Fund as an underwriter as that term is defined under the 1933 Act.

NON-FUNDAMENTAL POLICIES OF THE MASTER FUNDS

     The following non-fundamental policies of the Growth Fund, International Fund and Growth-Income Fund may be changed without shareholder approval:

1. Each Master Fund may not invest more than 15% of its net assets in illiquid securities.

2. The Master Funds will not issue senior securities, except as permitted by the 1940 Act.

                             MANAGEMENT OF THE TRUST


     The business and affairs of the Trust are managed under the direction of the Board of Trustees according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. As of January 1, 2005, the Trustees are John V. Boyer,
J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James
M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Huey P. Falgout, Jr. Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn L. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer, and Maria M. Anderson. Set forth in the table below is information about each Trustee of the Trust.

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                               TERM OF                                       IN FUND
                                              OFFICE AND                                     COMPLEX
                                POSITION(S)     LENGTH                                       OVERSEEN
                                   HELD        OF TIME        PRINCIPAL OCCUPATION(S) -     BY TRUSTEE   OTHER DIRECTORSHIPS HELD
    NAME, ADDRESS AND AGE       WITH FUND     SERVED (1)      DURING THE PAST 5 YEARS         (2)(3)            BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER                   Trustee      November 1997  Executive Director, The Mark         139     None
7337 East Doubletree Ranch Rd.               -- Present     Twain House Museum (4) (1989 -
Scottsdale, Arizona 85258                                   Present)
Date of Birth:  07/19/1953

J. MICHAEL EARLEY               Trustee      January 1997   President and Chief Executive        139     None
7337 East Doubletree Ranch Rd.               -- Present     Officer, Bankers Trust
Scottsdale, Arizona 85258                                   Company, N.A. (1992 -
Date of Birth:  05/02/1945                                  Present).

R. BARBARA GITENSTEIN           Trustee      January 1997   President, College of New            139     New Jersey Resources
7337 East Doubletree Ranch Rd.               -- Present     Jersey (1999 - Present).                     (September 2003 - present)
Scottsdale, Arizona 85258
Date of Birth:  02/18/1948


PATRICK W. KENNY                Trustee      March 2002 -   President and Chief Executive        139     None
7337 East Doubletree Ranch Rd.               Present        Officer International
Scottsdale, Arizona 85258                                   Insurance Society (2001 -
Date of Birth:  01/12/1943                                  Present); Executive Vice
                                                            President, Frontier Insurance
                                                            Group, Inc. (1998-2001).

WALTER H. MAY                   Trustee      February 2002  Retired. Formerly, Managing          139     Best Prep Charity (1991
7337 East Doubletree Ranch Rd.               -- Present     Director and Director of                     - Present).
Scottsdale, Arizona 85258                                   Marketing, Piper Jaffray, Inc.
Date of Birth:  12/21/1936

JOCK PATTON                     Chairman     February 2002  Private Investor (June 1997 -        139     Director, Hypercom, Corp.
7337 East Doubletree Ranch Rd.  and          -- Present     Present). Formerly, Director                 (January 1999- Present);
Scottsdale, Arizona 85258       Trustee                     and Chief Executive Officer,                 JDA Software Group, Inc.
Date of Birth:  12/11/1945                                  Rainbow Multimedia Group, Inc.               (January 1999 - Present);
                                                            (January 1999 - December                     Swift Transportation Co.
                                                            2001);                                       (March 2004 - Present).

DAVID W.C. PUTNAM               Trustee      February 2002  President and Director, F.L.         139     Anchor International Bond
7337 East Doubletree Ranch Rd.               -- Present     Putnam Securities Company,                   Trust (December 2000 -
Scottsdale, Arizona 85258                                   Inc. and its affiliates;                     2002); Progressive Capital
Date of Birth:  10/08/1939                                  President, Secretary and                     Accumulation Trust (August
                                                            Trustee, The Principled Equity               1998 - Present); Principled
                                                            Market Fund. Formerly,                       Equity Market Fund
                                                            Trustee, Trust Realty Corp.;                 (November 1996 - Present);
                                                            Anchor Investment Trust; Bow                 Mercy Endowment Foundation
                                                            Ridge Mining Company and                     (1995 - Present); Director,
                                                            Trustee of each of the funds                 F.L. Putnam Investment
                                                            managed by Northstar                         Management Company
                                                            Investment Management                        (December 2001 - Present);
                                                            Corporation (1994 - 1999).                   Asian American Bank and
                                                                                                         Trust Company (June 1992 -
                                                                                                         Present); and Notre Dame
                                                                                                         Health Care Center (1991 -
                                                                                                         Present); F.L. Putnam
                                                                                                         Securities Company, Inc.
                                                                                                         (June 1998 - Present); and
                                                                                                         an Honorary Trustee, Mercy
                                                                                                         Hospital (1973 - Present).

ROGER B. VINCENT (5)            Trustee      1994 --        President, Springwell                139     Director, AmeriGas Propane,
7337 East Doubletree Ranch Rd.               Present        Corporation (1989 - Present).                Inc. (1998 - Present).
Scottsdale, Arizona 85258                                   Formerly, Director, Tatham
Date of Birth:  08/26/1945                                  Offshore, Inc. (1996 - 2000).

RICHARD A. WEDEMEYER            Trustee      February       Retired. Mr. Wedemeyer was           139     Director of Touchstone
7337 East Doubletree Ranch Rd.               2002 --        formerly Vice President -                    Consulting Group; Jim
Scottsdale, Arizona 85258                    Present        Finance and Administration,                  Hensen Legacy (1994 -
Date of Birth:  03/23/1936                                  Channel Corporation (June 1996               Present).
                                                            - April 2002). Trustee, First
                                                            Choice Funds (1997 - 2001);
                                                            and of each of the funds
                                                            managed by ING Investment
                                                            Management Co. LLC (1998 -
                                                            2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (6) (7)     Trustee      February 2002  Chief Executive Officer, ING         187     Trustee, Equitable Life
7337 East Doubletree Ranch Rd.               - Present      U.S. Financial Services                      Insurance Co., Golden
Scottsdale, Arizona 85258                                   (September 2001 - Present);                  American Life Insurance
Date of Birth:  05/05/1956                                  Member, ING Americas Executive               Co., Life Insurance Company
                                                            Committee (2001 - Present);                  of Georgia, Midwestern
                                                            ING Aeltus Holding Company,                  United Life Insurance Co.,
                                                            Inc. (2000 - Present), ING                   ReliaStar Life Insurance
                                                            Retail Holding Company (1998 -               Co., Security Life of
                                                            Present), and ING Retirement                 Denver, Security
                                                            Holdings, Inc. (1997 -                       Connecticut Life Insurance
                                                            Present). Formerly, President,               Co., Southland Life
                                                            Chief Executive Officer and                  Insurance Co., USG Annuity
                                                            Director of Northern Life                    and Life Company, and
                                                            Insurance Company (March 2001                United Life and Annuity
                                                            - October 2002), President ING               Insurance Co. Inc;
                                                            Life Insurance & Annuity                     Director, Ameribest Life
                                                            Company (September 1997 -                    Insurance Co.; Director,
                                                            November 2002), and General                  First Columbine Life
                                                            Manager and Chief Executive                  Insurance Co.; Member of
                                                            Officer, ING Worksite Division               the Board; Bushnell
                                                            (December 2000 - October                     Performing Arts Center; St.
                                                            2001).                                       Francis Hospital,; National
                                                                                                         Conference for Community
                                                                                                         Justice; and Metro Atlanta
                                                                                                         Chamber of Commerce.

JOHN G. TURNER (6)              Trustee      February 2002  Chairman, Hillcrest Capital          139     Director, Hormel Foods
7337 East Doubletree Ranch Rd.               - Present      Partners (May 2002-Present);                 Corporation; Shopko Stores,
Scottsdale, Arizona 85258                                   Mr. Turner was formerly Vice                 Inc.; M.A. Mortenson
Date of Birth:  10/03/1939                                  Chairman of ING Americas (2000               Company (March 2002 -
                                                            - 2002); Chairman and Chief                  Present); and Conseco,
                                                            Executive Officer of ReliaStar               Inc.. (September 2003 -
                                                            Financial Corp. and ReliaStar                Present).
                                                            Life Insurance Company (1993 -
                                                            2000); Chairman of ReliaStar
                                                            Life Insurance Company of New
                                                            York (1995 - 2001); Chairman
                                                            of Northern Life Insurance
                                                            Company (1992 - 2001);
                                                            Chairman and Trustee of the
                                                            Northstar affiliated
                                                            investment companies (1993 -
                                                            2001).



(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.

(2) As of December 31, 2004.

(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; and USLICO Series Fund.

(4) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House Museum.

(5) Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs, & Co., the parent company of the Portfolio Manager of the Goldman Sachs Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Tollkeeper(SM) Portfolio and of the Trust during this period.

(6) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Manager, Directed Services Inc.

(7) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.

     Information about the Trust's officers is set forth in the table below:



                                POSITIONS HELD            TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE           WITH THE TRUST            OF TIME SERVED (1)(2)       LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President and Chief       March 2003 - Present        President and Chief Executive Officer, ING
7337 East Doubletree Ranch Rd.  Executive Officer                                     Investments, LLC(3) (December 2000 -
Scottsdale, Arizona 85258                                                             Present). Formerly, Senior Executive Vice
Date of Birth:  04/09/1949                                                            President and Chief Operating Officer, ING
                                                                                      Investments, LLC(3) (April 1995 - December
                                                                                      2000); and Executive Vice President, ING
                                                                                      Investments, LLC(3) (May 1998 - June 2000).

STANLEY D. VYNER                Executive Vice President  August 2003 - Present       Executive Vice President, ING Investments,
7337 East Doubletree Ranch Rd.                                                        LLC(3) (July 2000 - Present) and Chief
Scottsdale, Arizona 85258                                                             Investment Risk Officer (January 2003 -
Date of Birth:  05/14/1950                                                            Present). Formerly, Chief Investment Officer
                                                                                      of the International Portfolios, ING
                                                                                      Investments, LLC(3) (August 2000 - January
                                                                                      2003); and Chief Executive Officer, ING
                                                                                      Investments, LLC(3) (August 1996 - August
                                                                                      2000).

MICHAEL J. ROLAND               Executive Vice President  March 2003 - Present        Executive Vice President, Chief Financial
7337 East Doubletree Ranch Rd.  and Chief Financial                                   Officer and Treasurer (December 2001 -
Scottsdale, Arizona 85258       Officer                                               Present) and Chief Compliance Officer
Date of Birth:  05/30/1958                                                            (October 2004 - Present), ING Investments,
                                                                                      LLC(3). Formerly, Senior Vice President, ING
                                                                                      Investments, LLC(3) (June 1998 - December
                                                                                      2001).

JOSEPH M. O'DONNELL             Chief Compliance Officer  November 2004 - Present     Chief Compliance Officer of the ING Funds
7337 East Doubletree Ranch Rd.                                                        (November 2004 - Present). Formerly, Vice
Scottsdale, AZ 85258                                                                  President, Chief Legal Counsel, Chief
Date of Birth:                                                                        Compliance Officer and Secretary of Atlas
                                                                                      Securities, Inc., Atlas Advisers, Inc. and
                                                                                      Atlas Funds (October 2001 - October 1004);
                                                                                      and Chief Operating Officer and General
                                                                                      Counsel of Matthews International Capital
                                                                                      Management LLC and Vice President and
                                                                                      Secretary of Matthews International Funds
                                                                                      (August 1999 - May 2001).

ROBERT S. NAKA                  Senior Vice President     January 2003 - Present      Senior Vice President and Assistant
7337 East Doubletree Ranch Rd.                                                        Secretary, ING Funds Services, LLC(4)
Scottsdale, Arizona 85258                                                             (October 2001 - Present). Formerly, Senior
Date of Birth:  06/17/1963                                                            Vice President, ING Funds Services, LLC(4)
                                                                                      (August 1999 - October 2001).

KIMBERLY A. ANDERSON            Senior Vice President     November 2003 - Present     Senior Vice President, ING Investments,
7337 East Doubletree Ranch Rd.                                                        LLC(3) (October 2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                             Vice President and Assistant Secretary, ING
Date of Birth:  07/25/1964                                                            Investments, LLC(3) (October 2001 - October
                                                                                      2003); and Assistant Vice President, ING
                                                                                      Funds Services, LLC(4) (November 1999 -
                                                                                      January 2001).

MARY BEA WILKINSON              Vice President            March 2003 - Present        Senior Vice President, ING Outside Funds
7337 East Doubletree Ranch Rd.                                                        Group (2000 - present); Senior Vice President
Scottsdale, Arizona 85258                                                             and Chief Financial Officer, First Golden
Date of Birth:  09/18/1956                                                            American Life Insurance Company of New York
                                                                                      (1997 - present); President, Directed
                                                                                      Services, Inc. (1993 - 1997)

                                POSITIONS HELD            TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE           WITH THE TRUST            OF TIME SERVED (1)(2)       LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV                Vice President            January 2003 - Present      Vice President, ING Funds Services, LLC(4)
7337 East Doubletree Ranch Rd.                                                        (October 2001 - Present) and ING Investments,
Scottsdale, Arizona 85258                                                             LLC(3) (August 1997 - Present).
Date of Birth:  09/25/1967

LAUREN D. BENSINGER             Vice President            February 2003 - Present     Vice President and Chief Compliance Officer,
7337 East Doubletree Ranch Rd.                                                        ING Funds Distributor, LLC(5) (July 1995 -
Scottsdale, Arizona 85258                                                             Present); Vice President (February 1996 -
Date of Birth:  02/06/1954                                                            Present) and Chief Compliance Officer
                                                                                      (October 2001 - October 2004), ING
                                                                                      Investments, LLC(3).

TODD MODIC                      Vice President            August 2003 - Present       Vice President of Financial Reporting, Fund
7337 East Doubletree Ranch Rd.                                                        Accounting of ING Fund Services, LLC(4)
Scottsdale, Arizona 85258                                                             (September 2002 - Present). Formerly,
Date of Birth:  11/03/1967                                                            Director of Financial Reporting, ING
                                                                                      Investments, LLC(3) (March 2001 - September
                                                                                      2002); Director of Financial Reporting,
                                                                                      Axient Communications, Inc. (May 2000 -
                                                                                      January 2001); and Director of Finance,
                                                                                      Rural/Metro Corporation (March 1995 - May
                                                                                      2000).

MARIA M. ANDERSON               Vice President            September 2004 - Present    Vice President, ING Funds Services, LLC
7337 East Doubletree Ranch Rd.                                                        (September 2004 - Present). Formerly,
Scottsdale, Arizona 85258                                                             Assistant Vice President, ING Funds Services,
Date of Birth:  05/29/1958                                                            LLC(4) (October 2001 - Present); Manager of
                                                                                      Fund Accounting and Fund Compliance, ING
                                                                                      Investments, LLC(3) (September 1999 -
                                                                                      November 2001).

SUSAN P. KINENS                 Assistant Vice President  January 2003 - Present      Assistant Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                        LLC(4) (December 2002 - Present); and has
Scottsdale, Arizona 85258                                                             held various other positions with ING Funds
Date of Birth:  12/31/1976                                                            Services, LLC(4) for more than the last five
                                                                                      years.

KIMBERLY K. PALMER              Assistant Vice President  September 2004 - Present    Assistant Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                        LLC(4) (August 2004 - Present). Formerly,
Scottsdale, Arizona 85258                                                             Manager, Registration Statements, ING Funds
Date of Birth: May 4, 1957                                                            Services, LLC(4) (May 2003 - August 2004);
                                                                                      Associate Partner, AMVESCAP PLC (October 2000
                                                                                      - May 2003); and Director of Federal Filings
                                                                                      and Blue Sky Filings, INVESCO Funds Group,
                                                                                      Inc. (March 1994 - May 2003).

HUEY P. FALGOUT, JR.            Secretary                 August 2003 - Present       Chief Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                        Services (September 2003 - Present).
Scottsdale, Arizona 85258                                                             Formerly, Counsel, ING U.S. Financial
Date of Birth:  11/15/1963                                                            Services (November 2002 - September 2003);
                                                                                      and Associate General Counsel of AIG American
                                                                                      General (January 1999 - November 2002).

THERESA K. KELETY               Assistant Secretary       August 2003 - Present       Counsel, ING Americas, U.S. Legal Services
7337 East Doubletree Ranch Rd.                                                        (April 2003 - Present). Formerly, Senior
Scottsdale, Arizona 85258                                                             Associate with Shearman & Sterling (February
Date of Birth:  2/28/1963                                                             2000 - April 2003); and Associate with
                                                                                      Sutherland Asbill & Brennan (1996 - February
                                                                                      2000).

ROBIN R. NESBITT                Assistant Secretary       September 2004 - Present    Supervisor, Board Operations, ING Funds
7337 East Doubletree Ranch Rd.                                                        Services, LLC (4) (August 2003 to Present).
Scottsdale, Arizona 85258                                                             Formerly, Senior Legal Analyst, ING Funds
Date of Birth: 09/30/73                                                               Services, LLC (4) (August 2002 - August
                                                                                      2003); Associate, PricewaterhouseCoopers
                                                                                      (January 2001 - August 2001); and Paralegal,
                                                                                      McManis, Faulkner & Morgan (May 2000 -
                                                                                      December 2000).

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
(2)  Unless otherwise noted, this column refers to ING Investors Trust.
(3) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
(4) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(5) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

SHARE OWNERSHIP POLICY


     In order to further align the interests of the Independent Trustees with shareholders, it is their policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.


     Under this Policy, the initial value of investments in the mutual funds of the ING Funds and the ING Investors Trust that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS


Each of the current Trustees' ownership interest in the Trust, as of December 31, 2004, is set forth below:



                                                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                    INVESTMENT COMPANIES OVERSEEN BY
                                  DOLLAR RANGE OF                                   TRUSTEE IN FAMILY OF INVESTMENT
  NAME OF TRUSTEE                 EQUITY SECURITIES IN TRUST                        COMPANIES
  --------------------------------------------------------------------------------------------------------------------
  John V. Boyer (1)
  Paul S. Doherty (2)
  J. Michael Earley
  R. Barbara Gitenstein
  Patrick W. Kenny (1)
  Walter H. May
  Thomas J. McInerney
  Jock Patton
  David W.C. Putnam
  Blaine E. Rieke (2)
  John G. Turner
  Roger B. Vincent
  Richard A. Wedemeyer
  --------------------------------------------------------------------------------------------------------------------



(1) Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.
(2)  Retired as of December 31, 2004.


   BOARD COMMITTEES


   VALUATION AND PROXY VOTING COMMITTEE. The Committee's function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available and, beginning in July 2003, oversee management's administration of proxy voting. The Valuation and Proxy Voting Committee currently consists of five (5) Independent Trustees: Jock Patton, Walter H. May, John V. Boyer, Richard A. Wedemeyer, and R. Barbara Gitenstein. Mr. May serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Valuation and Proxy Committee held ___ meetings.

   EXECUTIVE COMMITTEE. The Board has established an Executive Committee whose function is to act for the full Board if necessary in the event that Board action is needed between regularly scheduled Board meetings. The

Executive Committee currently consists of two (2) Independent Trustees and two
(2) Trustees who are "interested persons," as defined in the 1940 Act: John G. Turner, Walter H. May, Thomas J. McInerney and Jock Patton. Mr. Turner serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Executive Committee held ___ meetings.

   NOMINATING COMMITTEE. The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee operates pursuant to a Charter approved by the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

   The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominations in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

   The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

   The Nominating Committee consists of four Independent Trustees: Patrick W. Kenny, Walter H. May, Richard A Wedemeyer, and R. Barbara Gitenstein. Dr. Gitenstein serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Nominating Committee held ____ meetings.

   AUDIT COMMITTEE. The Board has established an Audit Committee, composed entirely of Independent Trustees. The Audit Committee consists of Patrick W. Kenny, David W.C. Putnum, J. Michael Earley, and Roger B. Vincent. Mr. Earley serves as Chairman of the Committee. The Audit Committee reviews the financial reporting process, the Trust's systems of internal control, the audit process, and the Trust's processes for monitoring compliance with investment restrictions and applicable laws. The Audit Committee recommends to the Board the appointment of auditors for the Trust. In such capacity, it reviews audit plans, fees and other material arrangements with respect to the engagement of auditors, including non-audit services to be performed. It also reviews the qualifications of key personnel involved in the foregoing activities. During the fiscal year ended December 31, 2004, the Audit Committee held ____ meetings.

     INVESTMENT REVIEW COMMITTEES. On February 25, 2003, the Board established two (2) Investment Review Committees: the Domestic Equity and the International Equity and Fixed Income Funds Investment Review Committees. The purpose of these committees is to provide a committee structure that can effectively provide oversight of investment activities of the mutual fund portfolios. The Domestic Equity Investment Review Committee consists of four (4) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: J. Michael Earley, David W.C. Putnam, Patrick W. Kenny, John G. Turner, and Roger
B. Vincent. Mr. Vincent serves as the Chairman of the Committee. The International Equity and Fixed Income Funds Investment Review Committee consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: John V. Boyer, R. Barbara Gitenstein, Walter
H. May, Thomas J. McInerney, Jock Patton, and Richard A. Wedemeyer. Mr. Wedemeyer serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, each Investment Review Committee (Domestic Equity and International Equity and Fixed Income Funds Committees) held ____ meetings.

     COMPLIANCE AND COORDINATION COMMITTEE. The Board has established a Compliance and Coordination Committee for the purpose of facilitating information flow among Board members and with management between Board meetings, developing agendas for executive sessions of independent Board members, evaluating potential improvements in the allocation of work load among the Board members and Board committees, and evaluating other opportunities to enhance the efficient operations of the Board. The Committee currently consists of three Independent Trustees: John V. Boyer, Michael Earley, and Jock Patton. Mr. Boyer serves as the Chairman of the Committee. The Compliance and Coordination Committee held ____ meetings during the fiscal year ended December 31, 2004.

     CONTRACTS COMMITTEE. The Board has established a Contracts Committee for the purpose of _____. The Committee currently consists of three Independent
Trustees: John V. Boyer, Walter H. May, Jock Patton, Roger Vincent, and Richard
A. Wedemeyer. Mr. Vincent serves as the Chairman of the Committee.


FREQUENCY OF BOARD MEETINGS

     The Board currently conducts regular meetings four (4) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

COMPENSATION OF TRUSTEES

     Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.


     Prior to February 26, 2002, each Independent Trustee, and any Interested Trustee that is not an interested person of ING or DSI, received (i) an annual retainer of $20,000, payable in equal quarterly installments; (ii) $5,000 per meeting for each Board meeting attended in person; (iii) $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board Meeting or for any specially called telephonic meeting; (iv) $5,000 per annum for serving as a committee chairperson, paid in equal quarterly installments;
(v) $1,250 per meeting for attendance at a regular Board meeting by telephone;
(vi) $250 per meeting for attendance of a committee meeting not held in conjunction with a regular Board meeting by telephone; and (vii) reimbursement for out-of-pocket expenses. In addition, the Lead Trustee received an additional 50% of the regular retainer of $20,000 plus 50% of the full quarterly meeting fee of $20,000 plus 50% of $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board meeting or for any specially called telephonic meeting. The pro rata share paid by each Portfolio was based on the Portfolio's average net assets as a percentage of the average net assets of all the Portfolios for which the Trustees serve in common as trustees as of the date the payment is due. None of the Trustees of the Trust was entitled to receive pension or retirement benefits during the year ended December 31, 2004.

     Prior to January 1, 2003, each Portfolio of the Trust paid each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any Committee meeting; (iv) $1,000 for attendance at any Special meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio was based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

     Effective January 1, 2003, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $40,000 per year (Messrs. May and Patton, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in-person meeting of the Board; (iii) $2,000 per attendance of a telephonic Board meeting; (iv) $2,000 per attendance of a committee meeting; (v) extra pay of $1,000 per meeting paid to committee chairmen; and (vii) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

     Effective January 1, 2005, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $45,000 per year (Messrs. May and Patton, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in-person meeting of the Board; (iii) $2,000 per attendance of a telephonic Board meeting; (iv) $3,000 per attendance of an in-person committee meeting; (v) extra pay of $1,000 per meeting paid to committee chairmen; (vii) an extra retainer of $15,000 per year for lead directors; and (viii) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

     The following table sets forth information provided by the Portfolios' Investment Manager regarding compensation of Trustees by the Trust and other funds managed by DSI, investment adviser to the other portfolios of the Trust and an affiliate of the Investment Manager, for the fiscal year ended December 31, 2004. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by DSI or its affiliates, including ING Investments LLC.



                                                                  AGGREGATE                                            TOTAL
                                                   AGGREGATE     COMPENSATION    PENSION OR                        COMPENSATION
                                     AGGREGATE   COMPENSATION      FROM ING      RETIREMENT                            FROM
                                   COMPENSATION    FROM ING        AMERICAN       BENEFITS                          REGISTRANT
                                     FROM ING      AMERICAN         FUNDS        ACCRUED AS       ESTIMATED          AND FUND
                                     AMERICAN       FUNDS          GROWTH-        PART OF          ANNUAL          COMPLEX PAID
                     NAME OF       FUNDS GROWTH    INTER'L         INCOME          FUND         BENEFITS UPON     TO TRUSTEES (2)
                PERSON, POSITION    PORTFOLIO     PORTFOLIO       PORTFOLIO      EXPENSES       RETIREMENT (1)          (3)
                -----------------------------------------------------------------------------------------------------------------
                JOHN G. TURNER
                TRUSTEE (4)                                                         ---              ---

                THOMAS J.
                MCINERNEY
                TRUSTEE (4)                                                         ---              ---

                JOHN V. BOYER,
                TRUSTEE (5)

                J. MICHAEL
                EARLEY
                TRUSTEE                                                             N/A              N/A

                R. BARBARA
                GITENSTEIN
                TRUSTEE                                                             N/A              N/A

                ROGER B.
                VINCENT
                TRUSTEE (6)                                                         N/A              N/A

                PATRICK W.
                KENNY, TRUSTEE (5)

                PAUL S. DOHERTY
                TRUSTEE (5)                                                         N/A              N/A

                WALTER H. MAY
                TRUSTEE                                                             N/A              N/A

                BLAINE E. RIEKE
                TRUSTEE (7)                                                         N/A              N/A

                RICHARD A.
                WEDEMEYER
                TRUSTEE                                                             N/A              N/A

                JOCK PATTON
                TRUSTEE                                                             N/A              N/A

                DAVID W.C. PUTNAM
                TRUSTEE                                                             N/A              N/A

          (1) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.


          (2)  Represents compensation for ___ funds.


          (3) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

          (4) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of ING Investments, DSI, the managers and distributor to the Trust. Officers and Trustees who are interested persons of ING or the Manager do not receive any compensation from the Portfolio.


          (5) Mr. Doherty resigned as a Trustee effective December 31, 2004. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios. The compensation reflected is that of the fees paid by ING Partners, Inc.

          (6) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

          (7) Mr. Reike may be deemed to be an "interested person" of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co., the parent company of a Portfolio Manager to one of the Portfolios. For a period of time prior to May 1, 2003, Mr. Rieke may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio. Mr. Reike resigned as a Trustee effective December 31, 2004.


OWNERSHIP OF SHARES.


     Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Manager or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Manager or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2004.



                                 NAME OF OWNERS AND
                                   RELATIONSHIP TO                                            VALUE OF     PERCENTAGE OF
       NAME OF TRUSTEE                TRUSTEE                 COMPANY      TITLE OF CLASS    SECURITIES        CLASS
    ---------------------------------------------------------------------------------------------------------------------
    JOHN V. BOYER (1)

    PAUL S. DOHERTY (2)

    J. MICHAEL EARLEY

    R. BARBARA GITENSTEIN

    PATRICK W. KENNY (1)

    WALTER H. MAY

    JOCK PATTON

    DAVID W. C. PUTNAM

    BLAINE E. RIEKE (2)

    ROGER B. VINCENT

    RICHARD A. WEDEMEYER



    (1)  Became a Trustee on January 1, 2005.
    (2)  Retired as of December 31, 2004.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

     Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of other shareholders.


     As of March 31, 2005, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSI, ING Investments, or ING Groep, N.V. ("ING") or any affiliated companies of DSI or ING. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSI or ING or any affiliated companies of DSI or ING.

     Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts, which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts") and to investment advisers and their affiliates. [ING USA Annuity and Life Insurance Company] may be deemed a control person of certain series of the Trust in that certain of its separate accounts hold more than 25% of the shares of these series.



                                                                  [ING USA ANNUITY
                                                                  AND LIFE INSURANCE
                                                                  COMPANY
                                                                  1475 DUNWOODY
                                                                  DRIVE, WEST
                                                                  CHESTER, PA 19380]
----------------------------------------------------------------------------------------
ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

     As of March 31, 2005, the following owned of record or, to the knowledge of the Trust, beneficially owned more than 5% or more of the outstanding shares of:



                                         [ING USA ANNUITY AND
                                         LIFE INSURANCE
                                         COMPANY
                                         1475 DUNWOODY DRIVE,
                                         WEST CHESTER, PA
                PORTFOLIO                19380]
   ------------------------------------------------------------
   ING American Funds Growth Portfolio

   ING American Funds International
   Portfolio

   ING American Funds Growth-Income
   Portfolio


   The Trust has no knowledge of any other owners of record of 5% or more of outstanding shares of a Portfolio.


   To the knowledge of management, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Portfolio of the Trust as of March 31, 2005.


THE INVESTMENT MANAGER TO THE PORTFOLIOS

     The Manager for the Portfolios is ING Investments, LLC ("ING Investments") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Manager, subject to the authority of the Trustees of the Portfolios, has the overall responsibility for the management of each Portfolio's portfolio. The Manager is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Groep N.V."). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

     On February 26, 2001, the name of the Manager changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Manager was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC."

     The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as the investment medium for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company ("Golden American") and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA. Golden American was a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

     The Manager serves pursuant to an Investment Management Agreement between the Investment Manager and the Portfolios. The Investment Management Agreement requires the Investment Manager to oversee the provision of all investment advisory and portfolio management services for each Portfolio, respectively.


     The Trust and the Manager have received an exemptive order from the SEC that allows the Manager to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Interested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Investment Manager remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

     The Investment Management Agreement requires the Manager to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of each Portfolio's assets and the purchase or sale of its portfolio securities. The Manager also provides investment research and analysis. The Investment Management Agreement provides that the Investment Manager is not subject to liability to the Portfolio for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

     After an initial two-year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.


     In considering the Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.

     In connection with their deliberations relating to each Portfolio's current Investment Management Agreement, the Board, including the Independent Trustees, considered information that had been provided by ING Investments at regular Board Meetings, as well as information specifically furnished for a Board meeting held annually to specifically consider such renewals. This information included the following items: (1) FACT sheets for each Portfolio that provide information about the performance and expenses of the Portfolio and its respective peer group, as well as information about the Portfolio's investment portfolio, objectives and strategies; (2) 15(c) Methodology Guide that describes how the FACT sheets were prepared, including how benchmarks and peer groups were selected and how profitability was determined; (3) responses to questions provided by Kirkpatrick & Lockhart LLP, counsel to the Independent Trustees; (4) copies of each form of management and portfolio management agreement; (5) copies of the Form ADV for each investment manager and portfolio manager to the Portfolios; (6) financial statements for each investment manager and portfolio manager to the Portfolios; and (7) other information relevant to their evaluations.

     The Board was also provided with narrative summaries addressing key factors the Board customarily considers in evaluating the renewal of investment management, including an analysis for each Portfolio of how performance and fees compare to its selected peer group and designated benchmarks. [With respect to fees and expenses, management considers a Portfolio to be competitive with peers if its fees or expenses are within one standard deviation of the mean of the fees or expenses, as the case may be, of the peer group.]

     The following paragraphs outline the specific factors the Board considered in relation to renewing the Portfolios' current Investment Management Agreement.

     ING AMERICAN FUNDS GROWTH

     In its renewal deliberations for the Portfolio, the Board considered that
(1) the unified management fee for the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio outperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board.

     After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been very good.

     ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO

     In its renewal deliberations for the Portfolio, the Board considered that
(1) the unified management fee for the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio outperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board.

     After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been very good.

     ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO

     In its renewal deliberations for the Portfolio, the Board considered that
(1) the unified management fee for the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and (3) the Portfolio outperformed its benchmark index and Selected Peer Group median for all periods reviewed by the Board.

     After deliberations based on the above-listed factors, the Board renewed the Management Agreement and Portfolio Management Agreement for the Portfolio because, among other considerations, (1) the unified management fee of the Portfolio is competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group, and
(3) the Portfolio's performance has been very good.

     The Investment Management Agreement may be terminated as to a particular Portfolio at any time on sixty (60) days' written notice, without the payment of a penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Portfolio) or by the Manager. The Investment Management Agreement will automatically and immediately terminate in the event of its "assignment" (as defined in the 1940 Act and the rules and regulations thereunder). As of December 31, 2004, ING Investments had assets under management of over $___ billion.


     Under the terms of the Investment Management Agreement, during periods when the Portfolios invest directly in investment securities each Portfolio pays the Investment Manager a monthly fee in arrears equal to the following as a percentage of the Portfolio's average daily net assets during the month, as set out below.

PORTFOLIO                       ANNUAL INVESTMENT MANAGER FEE
ING American Funds              If the Portfolio has not invested all or substantially
Growth Portfolio                all of its assets in another investment company:

                                0.50% of the first $600 million of net assets;

                                plus 0.45% on net assets greater than $600 million but
                                not exceeding $1.0 billion;

                                plus 0.42% on net assets greater than $1.0 billion but
                                not exceeding $2.0 billion;

                                plus 0.37% on net assets greater than $2.0 billion but
                                not exceeding $3.0 billion;

                                plus 0.35% on net assets greater than $3.0 billion but
                                not exceeding $5.0 billion;

                                plus 0.33% on net assets greater than $5.0 billion but
                                not exceeding $8.0 billion;

                                plus 0.315% on net assets greater than $8.0 billion
                                but not exceeding $13.0 billion;

                                plus 0.30% on net assets in excess of $13.0 billion;
                                and

                                0.00% if the Portfolio invests all or substantially
                                all of its assets in another investment company.

ING American Funds              If the Portfolio has not invested all or substantially all
International Portfolio         of its assets in another investment company:

                                0.69% of the first $500 million of net assets;

                                plus 0.59% on net assets greater than $500 million but
                                not exceeding $1.0 billion;

                                plus 0.53% on net assets greater than $1.0 billion but
                                not exceeding $1.5 billion;

                                plus 0.50% on net assets greater than $1.5 billion but
                                not exceeding $2.5 billion;

                                plus 0.48% on net assets greater than $2.5 billion but
                                not exceeding $4.0 billion;

                                plus 0.47% on net assets greater than $4.0 billion but
                                not exceeding $6.5 billion;

                                plus 0.46% on net assets greater than $6.5 billion but
                                not exceeding $10.5 billion;

                                plus 0.45% on net assets in excess of $10.5 billion;
                                and

                                0.00% if the Portfolio invests all or substantially
                                all of its assets in another investment company.

ING American Funds              If the Portfolio has not invested all or substantially all
Growth-Income Portfolio         of its assets in another investment company:

                                0.50% of the first $600 million of net assets;

                                plus 0.45% on net assets greater than $600 million but
                                not exceeding $1.5 billion;

                                plus 0.40% on net assets greater than $1.5 billion but
                                not exceeding $2.5

PORTFOLIO                       ANNUAL INVESTMENT MANAGER FEE
                                billion;

                                plus 0.32% on net assets greater than $2.5 billion but
                                not exceeding $4.0 billion;

                                plus 0.285% on net assets greater than $4.0 billion
                                but not exceeding $6.5 billion;

                                plus 0.256% on net assets greater than $6.5 billion
                                but not exceeding $10.5 billion;

                                plus 0.242% on net assets in excess of $10.5 billion;
                                and

                                0.00% if the Portfolio invests all or substantially
                                all of its assets in another investment company.

     Each Portfolio anticipates investing substantially all of its assets in another investment company.


     Gross fees paid to the Manager under the Investment Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust) for the fiscal year ended December 31, 2004 were as follows. For the fiscal years ended December 31, 2003 and 2002, the Manager did not receive any investment advisory fees.



                                                                            FISCAL YEAR ENDED
     -------------------------------------------------------------------------------------------------------
     PORTFOLIO                                                  2004               2003              2002
     -------------------------------------------------------------------------------------------------------
     ING American Funds Growth Portfolio                                           N/A               N/A

     ING American Funds International Portfolio                                    N/A               N/A

     ING American Funds Growth-Income Portfolio                                    N/A               N/A


INVESTMENT ADVISER TO THE MASTER FUNDS

     The investment adviser to the Master Funds, Capital Research and Management Company ("CRMC"), founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. CRMC is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. CRMC's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. CRMC believes that it is able to attract and retain quality personnel. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.

     CRMC is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


     As of December 31, 2004, CRMC managed more than $___billion.

     INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the Series and CRMC will continue in effect until December 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series, and (ii) the vote of a majority of trustees of the Series who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that CRMC has no liability to the Series for its acts or omissions in the performance of its obligations to the Master Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of their assignment (as defined in the 1940 Act).


     As compensation for its services, CRMC receives a monthly fee paid which is accrued daily, from each Master Portfolio, and indirectly from each Feeder Portfolio as a shareholder in its corresponding Master Fund, calculated at the annual rates of:

           MASTER FUND                                          ANNUAL INVESTMENT ADVISORY FEE
           -----------                                          ------------------------------
Growth Fund                                      0.50% of the first $600 million of net assets;
                                                 plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion;
                                                 plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion;
                                                 plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion;
                                                 plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion;
                                                 plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion;
                                                 plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion;
                                                 plus 0.30% on net assets in excess of $13.0 billion.

International Fund                               0.69% of the first $500 million of net assets;
                                                 plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion;
                                                 plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion;
                                                 plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
                                                 plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
                                                 plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
                                                 plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
                                                 plus 0.45% on net assets in excess of $10.5 billion.

           MASTER FUND                                          ANNUAL INVESTMENT ADVISORY FEE
           -----------                                          ------------------------------
Growth-Income Fund                               0.50% of the first $600 million of net assets;
                                                 plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion;
                                                 plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
                                                 plus 0.32% on net assets greater than $2.5 billion but  not exceeding $4.0 billion;
                                                 plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
                                                 plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
                                                 plus 0.242% on net assets in excess of $10.5 billion.

     The following identifies the fees indirectly paid by the Trust to CRMC for advisory services under the Agreement for the period ended December 31, 2003.


                                                           ADVISORY FEE(1)

PORTFOLIO                                           2004       2003          2002
ING American Funds Growth Portfolio                          $    66          N/A
ING American Funds Growth-Income Portfolio                        43          N/A
ING American Funds International Portfolio                        31          N/A



(1) Since the Investment Advisory and Service Agreement for the Master Funds is a tiered structure, the actual amounts received by CRMC may have been different.


     For more information regarding CRMC, the investment adviser to the Master Funds, see the Master Funds' statement of additional information which is delivered together with this SAI.

ADMINISTRATION

     ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for the Portfolios pursuant to the Administration Agreement. Its principal place of business is 7337 Doubletree Ranch Road, Scottsdale Arizona. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of the Portfolios, except for those services performed by the Manager under the Investment Management Agreement, the sub-adviser under the sub-advisory agreement, if applicable, the custodian for the Portfolios under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement and such other service providers as may be retained by the Portfolios from time to time. The Administrator acts as a liaison among these service providers to the Portfolios. ING Funds Services also furnishes the Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of the Portfolios. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The Administrator is also responsible for ensuring that the Portfolios operate in compliance with applicable legal requirements.

     The Administration Agreement with ING Funds Services may be cancelled by the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) day's written notice to the Trust.

     During periods when the Portfolios invest directly in investment securities each Portfolio pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. Each Portfolio anticipates investing substantially all of its assets in another investment company. The Administrator is a wholly owned subsidiary of ING Groep, N.V. and the immediate parent company of the Investment Manager.


     During the fiscal year ended December 31, 2004, the Portfolios paid the Administrator the following administrative fees. For the fiscal years ended December 31, 2003 and 2002, the Administrator did not receive any fees pursuant to the Administration agreement.



PORTFOLIO                                           2004        2003         2002
ING American Funds Growth Portfolio                                          N/A
ING American Funds Growth-Income Portfolio                                   N/A
ING American Funds International Portfolio                                   N/A


DISTRIBUTOR; 12b-1 PLANS

DISTRIBUTOR

     Shares of each Portfolio are distributed by Directed Services, Inc. ("DSI" or the "Distributor") pursuant to a Distribution Agreement between the Trust, on behalf of each Portfolio, and DSI. DSI is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. The Distribution Agreement requires the Distributor to use its reasonable best efforts to solicit purchases of shares of the Portfolios. Nothing in the Distribution Agreement protects the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of the Distributor's duties under the agreement or by reason of the Distributor's reckless disregard of its obligations and duties under the agreement. The Distributor is entitled to receive a fee described in any distribution plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

     The Distribution Agreement will remain in effect from year to year with respect to each Portfolio only if, after an initial term, continuance is approved annually by a majority of the Trustees, including a majority of those Trustees who are not interested persons (as defined in the 1940 Act) or by a vote of a majority of the outstanding voting securities of such Portfolio. The agreement may be terminated as to a particular Portfolio at any time on sixty
(60) days' written notice, without the payment of any penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Portfolio) or by the Distributor. The agreement terminates automatically in the event of its assignment as described in the 1940 Act and the rules and interpretations thereunder. DSI, like the Investment Manager, is an indirect wholly owned subsidiary of ING Groep, N.V.

RULE 12b-1 PLANS OF THE PORTFOLIOS

     The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") on behalf of each Portfolio. DSI serves as the Portfolios' Distributor and Principal Underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of a Portfolio's shares. DSI is an affiliate of ING Investments, LLC, the Investment Manager of the Portfolios.

     The Plan provides that the Portfolios shall pay a distribution fee (the "Distribution Fee"), for distribution services including payments to DSI at annual rates not to exceed 0.50% of the average daily net assets of such Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

     Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). The Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

     The Plan permits the Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% of the average daily net assets of such Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the Portfolios' investment objectives and policies and other information about the Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the Portfolios' accounts; and (h) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolios without the approval of a majority of the outstanding shares of each of the Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

     The Plan was adopted because of its anticipated benefit to the Portfolios. These anticipated benefits include increased promotion and distribution of the Portfolios' shares, an enhancement in the Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolios.


     Payments made as of the fiscal year ended December 31, 2004 under the Plan, are as follows:



    PORTFOLIOS                                                         DISTRIBUTION FEES (12b-1 PLAN)
    ----------------------------------------------------------------------------------------------------
    ING AMERICAN FUNDS GROWTH PORTFOLIO
    Advertising
    Printing
    Salaries & Commissions
    Broker Servicing
    Miscellaneous
    Total
    ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
    Advertising
    Printing
    Salaries & Commissions
    Broker Servicing
    Miscellaneous
    Total

    ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
    Advertising
    Printing
    Salaries & Commissions
    Broker Servicing
    Miscellaneous
    Total



     In addition to paying fees under the Portfolios' Distribution Plan, the Portfolios' Manager or Distributor, out of its own resources, may from time to time pay additional compensation to affiliated and non-affiliated insurance companies that offer variable life and variable annuity contracts ("variable contracts") for which the Portfolios serve as underlying investment options, based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Manager and Distributor may pay this compensation for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive, or other payments may be made as an incentive, for insurance companies to make the Portfolios available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios. These additional payments would not be disclosed in a Portfolio's Expense Table in the Prospectus. The Manager and Distributor would not receive any separate fees from the Portfolios for making these payments.

     More particularly, the Manager or Distributor may enter into participation or service agreements with insurance companies under which they make payments for administrative and other services provided to contract holders who have selected a Portfolio as an investment option under their variable contract or for the provision of services to qualified plan participants. Certain Portfolios have entered into such participation or service arrangements with non-affiliated insurance companies under which they pay for administrative services, such as providing information about the Portfolios, responding to contract owner or investor questions, and transmitting updated prospectuses and other communications to shareholders.

     Insurance companies through which investors hold shares of the Portfolios also may pay fees in connection with distribution of variable contracts and for services provided to contract owners and/or qualified plan participants. None of the Portfolios, the Manager, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments.

     The Distributor also may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. Payment arrangements are generally structured in one of three ways: (1) as a percentage of net assets; (2) as a fixed dollar amount; or (3) as a percentage of gross sales. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% of the value of the Portfolio's shares sold by the dealer during a particular period, and (2) 0.20% per annum of the value of the Portfolio's shares held by the dealer's customers.


RULE 12b-1 PLANS OF THE MASTER FUNDS

     The Series has adopted a Plan of Distribution (the "Master Fund Plan") for its Class 2 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Master Fund Plan, the Series will pay 0.25% of each Master Fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Series, provided that the Board of the Master Series has approved the categories of expenses for which payment is being made. Shareholders of the Class 2 shares of a Master Fund, including a Portfolio, pay only their proportionate share of a Master Fund Plan's expenses.


     The following identifies the distribution fees indirectly paid by the Trust to CRMC for the period ended December 31, 2004.

                                                         DISTRIBUTION FEE(1)
PORTFOLIO                                                       2004
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio



(1) Estimated indirect Distribution Fees would have been received by American Funds Distributors, Inc., an affiliate of CRMC.


     For additional information regarding the Master Fund Plans, see the Master Funds' statement of additional information which is delivered together with this SAI.

FUND PARTICIPATION AGREEMENT

     The Trust, on behalf of the Portfolios, has entered into a Fund Participation Agreement that governs the relationship between the Portfolios and the insurance company separate accounts that will offer the Portfolios as investment options for eligible variable life insurance policies and variable insurance contracts. The Fund Participation Agreement addresses, among other things, the provision of certain services to contract owners, the allocation of certain marketing- and service-related expenses and the provision and accuracy of offering materials. The Series, an open-end management investment company that is a business trust organized under the laws of the Commonwealth of Massachusetts, has received a "Mixed and Shared Funding Order" from the SEC granting relief from certain provisions of the 1940 Act and the rules thereunder to the extent necessary to permit shares of the Master Funds to be sold to variable annuity and life insurance separate accounts of unaffiliated insurance companies.

     Under the terms of the Fund Participation Agreement, the Series reserves the right to suspend or terminate sales of shares of the Master Funds to the Portfolios if such action is required by law, or if the Board of Trustees of the Series, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate and in the best interests of the Series and its shareholders or in response to the order of an appropriate regulatory authority. In addition, the Trust reserves the right to terminate purchases of shares of the Master Funds by the Trust and the Portfolios if such action is required by law, or if the Board, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate and in the best interests of the Series and its shareholders or in response to the order of an appropriate regulatory authority.

CODE OF ETHICS


     The Portfolios, the Manager, the Master Funds' investment adviser, and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios' Compliance Officer or his or her designee and to report all transactions on a regular basis.


DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES


     The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

   In addition, the Portfolios post their complete portfolio holdings schedule on ING's website (www.ingfunds.com) a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The complete portfolio holdings schedule is as of the preceding quarter-end (e.g. the Portfolios will post the quarter-ending June 30 holdings on August 1).

   The Portfolios also compile a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of the month. The Top Ten holdings information is as of the last day of the previous month.

   Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual reports, or view them on ING's website, the Portfolios' complete portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

   Other than in regulatory filings or on ING's website, the Portfolios may provide their complete portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Specifically, the Portfolios' disclosure of their portfolio holdings may include disclosure:

       -    To the Portfolios' auditors for use in providing audit opinions;

       - To financial printers for the purpose of preparing the Portfolios' regulatory filings;

       -    For the purpose of due diligence regarding a merger or acquisition;

       - To a new adviser or Portfolio Manager prior to the commencement of its management of the Portfolios;

       - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's;

       - To consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Portfolios;

       - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or

       - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios' shareholders.

   In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

   The Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of the Portfolios' shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' Manager, Portfolio Manager, principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' sub-administrator (or administrator, as the case may be) to implement the Board's policies and direct administrator to document the expected benefit to shareholders. Among other considerations, the sub-administrator (or administrator, as the case may be) is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Portfolio's shareholders. Similarly, the sub-administrator (or administrator, as the case may be) is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Manager, Portfolio Manager, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolio's sub-administrator (or administrator, as the case may be) to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' sub-administrator (or administrator, as the case may be) reports quarterly to the Board regarding the implementation of the Policies.

   The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' full portfolio holdings:



                                                                                      TIME LAG BETWEEN
                                                                                    DATE OF INFORMATION
                                                                                    AND DATE INFORMATION
          PARTY                      PURPOSE                FREQUENCY                     RELEASED
---------------------------------------------------------------------------------------------------------
Morningstar, Inc.            Fund Rating & Ranking      Monthly                    None
Lipper                       Fund Rating & Ranking      Monthly                    None
Thomson Financial            Fund Rating & Ranking      Monthly                    None
Standard & Poor's            Fund Rating & Ranking      Monthly                    30-45 days
Institutional Shareholder    Proxy Voting               Daily                      None
Services, Inc.               & Class Action
                             Services
Charles River Development    Compliance                 Daily                      None



   All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the Manager, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.


PROXY VOTING PROCEDURES


     When a Portfolio is a feeder in a master/feeder structure, proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Fund's proxy voting policies and procedures. The following procedures apply only if the Portfolios are removed from the master/feeder structure. The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Manager the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Manager, the Board has also approved the Manager's proxy voting procedures, which require the Investment Manager to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of the Investment Manager, is attached hereto as Appendix A. No later than August 31st of each year, information is available through the ING Funds' website (http://www.ingfunds.com) regarding how to locate information on the SEC's EDGAR database (http://www.sec.gov) on how each Master Fund voted proxies relating to portfolio securities for the one-year period ending June 30th.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

BROKERAGE AND RESEARCH SERVICES

     The brokerage commission for each of the Portfolios are paid at each Portfolio's Master Fund level. For information regarding portfolio brokerage of each Master Fund see the Master Funds' statement of additional information which is delivered together with this SAI.

PORTFOLIO TURNOVER

     The portfolio turnover of each Master Fund is described in the prospectus for the Master Funds which is delivered together with the Prospectus for the Portfolios.

                                 NET ASSET VALUE

DETERMINATION OF NET ASSET VALUE OF THE PORTFOLIOS


     The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Portfolio shares will not be priced on these days. On these days, securities held by a MasterFund may nevertheless be actively traded, and the value of a Portfolio's share could be indirectly affected. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAV of the Portfolios is determined based upon the NAV of the Master Funds.


DETERMINATION OF NET ASSET VALUE OF THE MASTER FUNDS

     Securities of each Master Fund are valued at their NAV. For information regarding the determination of NAV of each Master Fund, see the Master Funds' statement of additional information which is delivered together with this SAI.

                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

     Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

     YIELD = 2 [((a-b)/cd + 1)(TO THE POWER OF 6 - 1)]

where,
     a = dividends and interest earned during the period,

     b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

     d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)(TO THE POWER OF n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     The following is the average annual total return for the periods indicated ended December 31, 2004 for each Portfolio of the Trust:



                                                                                     SINCE INCEPTION OF FEEDER FUND
                                              1 YEAR(1)            5 YEARS(1)                  OR 10 YEARS
----------------------------------------------------------------------------------------------------------------------
ING American Funds Growth Portfolio

ING American Funds Growth-Income
Portfolio

ING American Funds International
Portfolio





     Each Portfolio may be categorized as to its market capitalization make-up ("large cap," mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

     Beta is a historical measure of a portfolio's market risk; a Beta of 1.10 indicates that the Portfolio's returns tended to be 10% higher than the market return during periods in which market returns were positive. The converse is also true: a Beta of 0.90 indicates that the Portfolio's returns tended to be 10% lower than the market return during periods in which market returns were negative.


     Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P Mid Cap 400 Index, the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers U.S. Government/Credit Bond Index, the Lehman Brothers Aggregate Bond Index, Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the MSCI EAFE Index, the MSCI All Country World Free Index, the MSCI Emerging Markets Free Index, the MSCI World Index, the Russell Midcap Index, the Russell Midcap Growth Index, the Russell 1000 Index, the Russell 1000 Growth, the Russell 1000 Value, the Russell 2000 Index, the Russell 3000 Index, the Wilshire Real Estate Securities Index, or other indexes that measure performance of a pertinent group of securities,
(ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


     Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

     In addition, reports and promotional literature may contain information concerning the Investment Manager, CRMC, the investment adviser of the Master Funds, or affiliates of the Trust, the Investment Manager, or CRMC, including
(i) performance rankings of other mutual funds managed by the investment adviser, or the individuals employed by CRMC who exercise responsibility for the day-to-day management of a Portfolio or Master Fund, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria;
(ii) lists of clients, the number of clients, or assets under management; and
(iii) information regarding services rendered by the Investment Manager to the Trust, including information related to the selection and monitoring of investment advisers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

     In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES

     Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolios' Manager and its affiliates. Shares will generally not be offered to other investors.

     Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

     Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Each Portfolio intends to do so through its investment in the applicable Master Fund. Specifically, each Portfolio intends, through its investment in the applicable Master Funds, to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817 (h), investments in RICs are not treated as a single investment, rather a pro rata portion of each asset of the RIC is deemed held. All securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

     The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The arrangements concerning these Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract's proportionate share of the assets of the separate account. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

     If a Portfolio or Master Fund fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio or Master Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

     Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Master Fund with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

     Foreign Investments -- Master Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in such Master Funds is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in a Master Fund holding securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Master Fund may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Master Fund.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION

CAPITALIZATION

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 46 investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her PRO RATA share of the net assets of that Portfolio. All of the Portfolios discussed in this SAI are diversified under the 1940 Act.

     On May 1, 2003, the Trust's name became the ING Investors Trust. Prior to that date on January 31, 1992, the name of the Trust was changed to The GCG Trust from The Specialty Managers Trust.

VOTING RIGHTS

     Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

     Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES

     Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, and between separate accounts of unaffiliated insurers. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

     If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

     Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

     Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

   If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

EXCHANGES

     Shares of each portfolio may be exchanged for shares of another portfolio. Exchanges are treated as a redemption of shares of one portfolio and a purchase of shares of one or more of the other portfolios and are effected at the respective net asset values per share of each portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice.

     Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of a Portfolio, and should refer to the prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

     The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in the Liquid Asset Portfolio of the Trust or any successor to such Portfolio.

CUSTODIAN AND OTHER SERVICE PROVIDERS OF THE PORTFOLIOS

     The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for the Portfolios. DST serves as Transfer Agent to the Portfolios.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as the Portfolios' independent registered public accounting firm. KPMG audits the financial statements of the Trust and provides other audit, tax, and related services. For information regarding the Master Funds' independent registered public accounting firm, please consult the Master Funds' statement of additional information.


LEGAL COUNSEL

     Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

     This SAI and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

     The Registration Statement, including the exhibits filed therewith, may be obtained from the SEC upon payment of the prescribed fee or examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

REPORTS TO SHAREHOLDERS.

     The fiscal year of the Trust ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

FINANCIAL STATEMENTS


     Financial statements for the fiscal year ended December 31, 2004, are incorporated by reference in this SAI. The Portfolios' Annual and Semi-Annual Reports may be obtained without charge by writing or calling the Trust at the address or telephone number set forth on the cover of this SAI.

                                   APPENDIX A

                     PROXY VOTING PROCEDURES AND GUIDELINES

                                    ING FUNDS

                                   ----------

                     PROXY VOTING PROCEDURES AND GUIDELINES

                                   ----------

I.       INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.      VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.     DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.      APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.       VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

         A.       Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

         B.       Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                  In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

                  2.       NON-VOTES:  Votes in Which No Action is Taken

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

                  3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

                  If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

                  If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment
                  Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                  4.       Referrals to a Fund's Valuation and Proxy Voting
                           Committee

                  A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                  The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.      CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.     REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES

                                   ----------

I.       INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES

         A.       Proxy Coordinator

         The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

         Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

         Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

         B.       Agent

         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

         The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation and Proxy Voting Committee ("Committee").

         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

         Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

         C.       Proxy Group

         The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

         A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

         A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

         For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment
         Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

         If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

         If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

         D.       Investment Professionals

         The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.     VOTING PROCEDURES

         A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

         B.       Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

         C.       Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

                  1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                  In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

                  2.       NON-VOTES: Votes in Which No Action is Taken

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

                  3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

                  4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.      ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

         A.       Assessment of the Agent

                  The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

                  Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

         B.       Conflicts of Interest

                  The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

                  In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

                  For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

                  The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.       REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

        NAME                                              TITLE OR AFFILIATION
Stanley D. Vyner                      Chief Investment Risk Officer and Executive Vice President of ING
                                      Investments, LLC

Karla J. Bos                          Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                                      Funds Services, LLC

Maria Anderson                        Vice President of Fund Compliance, ING Funds Services, LLC

Michael J. Roland                     Executive Vice President and Chief Financial Officer of ING Investments,
                                      LLC; Vice President, ING Life Insurance
                                      and Annuity Company; and Assistant
                                      Secretary, Directed Services, Inc.

Todd Modic                            Vice President of Financial Reporting - Fund Accounting of ING Funds
                                      Services, LLC

Theresa K. Kelety, Esq.               Counsel, ING Americas US Legal Services

Effective as of April 21, 2004

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                                   ----------

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

                                   ----------

I.       INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.      GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.       THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Consider nominees who sit on more than six public company boards on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     (2)  Only if the director's legal expenses would be covered.

2.       PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.       AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.       PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.       TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.       MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
     - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
     -   If the dissidents agree, the policy remains in place.
     - If the dissidents do not agree, the confidential voting policy is waived.
Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.       CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.

     - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
     - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
     - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.
Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.       EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.

Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

         AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

         Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
         Section 162(m) of OBRA.

         AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

         Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

         AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

         Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
         Section 162(m) should be evaluated on a CASE-BY-CASE basis.

         APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

         Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive

Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.       STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.      MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.      MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.      GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:
     -   the opening of the shareholder meeting

     -   that the meeting has been convened under local regulatory requirements
     -   the presence of quorum
     -   the agenda for the shareholder meeting
     -   the election of the chair of the meeting
     -   the appointment of shareholders to co-sign the minutes of the meeting
     -   regulatory filings (E.G., to effect approved share issuances)
     - the designation of inspector or shareholder representative(s) of minutes of meeting
     - the designation of two shareholders to approve and sign minutes of meeting
     -   the allowance of questions
     -   the publication of minutes
     -   the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS

With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS

Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES

Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
     -   it is editorial in nature;
     -   shareholder rights are protected;
     -   there is negligible or positive impact on shareholder value;
     -   management provides adequate reasons for the amendments; or
     -   the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
     - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.
     - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING INVESTORS TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2005


                        ING LIFESTYLE MODERATE PORTFOLIO

                     ING LIFESTYLE MODERATE GROWTH PORTFOLIO

                         ING LIFESTYLE GROWTH PORTFOLIO

                    ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO


This Statement of Additional Information ("SAI") pertains only to the Portfolios listed above (each a "Portfolio," and collectively, the "LifeStyle Portfolios"), each of which is a separate series of ING Investors Trust ("Trust"). This SAI is not a Prospectus. A prospectus for the LifeStyle Portfolios that provides the basic information you should know before investing in the LifeStyle Portfolios may be obtained without charge from the Trust or from the LifeStyle Portfolios' principal underwriter, Directed Services, Inc. ("DSI"). This SAI should be read in conjunction with the LifeStyle Portfolios' prospectus dated May 1, 2005 (the "Prospectus"). This SAI is incorporated by reference in its entirety into the Prospectus. In addition, the financial statements from the Portfolios' Annual Reports dated December 31, 2004 and the independent auditors' reports thereon, included in such Portfolios' Annual Reports, are incorporated by reference into this SAI.

The information in this SAI expands on information contained in the Prospectus, and any supplements thereto. The Prospectus and the Annual Report can be obtained without charge by contacting the Trust at the phone number or address below.


                               ING INVESTORS TRUST

                         7337 EAST Doubletree Ranch Road

                              Scottsdale, AZ 85258
                                  800-366-0066


[ING LOGO]

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

                                TABLE OF CONTENTS


INTRODUCTION                                                                      1
HISTORY OF THE TRUST                                                              1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                               1
   FIXED INCOME INVESTMENTS                                                       1
       U.S. Government Securities                                                 1
       Municipal Securities                                                       2
         Moral Obligation Securities                                              2
         Municipal Lease Obligations                                              2
         Short-term Municipal Obligations                                         2
       Industrial Development and Pollution Control Bonds                         3
       Custodial Receipts and Trust Certificates                                  3
       Corporate Debt Securities                                                  4
       High Yield Bonds                                                           4
       Participation on Creditors Committees                                      5
       Brady Bonds                                                                5
       Banking Industry and Savings Industry Obligations                          6
       Commercial Paper                                                           6
       Sovereign Debt                                                             7
       Passive Foreign Investment Companies                                       7
       Mortgage-Backed Securities                                                 8
         Commercial Mortgage-Backed Securities                                    8
         Adjustable Rate Mortgage Securities                                      8
         Stripped Mortgage-Backed Securities                                      9
         Collateralized Mortgage Obligations                                      9
         Foreign Mortgage Related Securities                                      9
         Agency Mortgage Securities                                              10
         GNMA Certificates                                                       10
         FNMA and FHLMC Mortgage-Backed Obligations                              10
         Privately-Issued Mortgage-Backed Securities                             11
         Subordinated Mortgage Securities                                        11
       Asset-Backed Securities                                                   13
       Collateralized Debt Obligations                                           14
       Loan Participations                                                       14
       Delayed Funding Loans and Revolving Credit Facilities                     15
       To Be Announced Sale Commitments                                          15
       Zero-Coupon and Pay-in-Kind Bonds                                         16
       Eurodollar and Yankee Dollar Instruments                                  16
       Inflation-Indexed Bonds                                                   16
       Event-Linked Bonds                                                        16
       Guaranteed Investment Contracts                                           17
       Credit-Linked Notes                                                       17
       Trust-Preferred Securities                                                17
   EQUITY INVESTMENTS                                                            18
       Common Stock and Other Equity Securities                                  18
       Preferred Stock                                                           18
       Convertible Securities                                                    18
       Warrants                                                                  19
       Eurodollar Convertible Securities                                         19
   DERIVATIVES                                                                   19
       Futures Contracts and Options on Futures Contracts                        20
         General Description of Futures Contracts                                20
         Interest Rate Futures Contracts                                         20

         Options on Futures Contracts                                            20
         Straddles                                                               20
         Stock Index Futures Contracts                                           21
         Investment in Gold and Other Precious Metals                            22
         Gold Futures Contracts                                                  22
         Limitations                                                             23
       Options on Securities and Securities Indexes                              23
         Purchasing Options on Securities                                        23
       Risks of Options Transactions                                             23
         Writing Covered Call and Secured Put Options                            24
         Options on Securities Indexes                                           24
       Over-the-Counter Options                                                  25
         General                                                                 25
       Risks Associated With Futures and Futures Options                         25
       Options on Foreign Currencies                                             26
       Swaps                                                                     26
         Credit Default Swaps                                                    27
       Variable and Floating Rate Securities                                     27
       Lease Obligation Bonds                                                    27
       Structured Securities                                                     28
       Indexed Securities                                                        28
       Hybrid Instruments                                                        28
       Dollar Roll Transactions                                                  29
       When-Issued, Delayed Delivery and Forward Commitment Transactions         30
   FOREIGN INVESTMENTS                                                           30
       Foreign Securities                                                        30
       Debt Securities Issued or Guaranteed by Supranational Organizations       31
       Depositary Receipts                                                       31
       Foreign Bank Obligations                                                  32
       Foreign Currency Transactions                                             32
         Forward Currency Contracts                                              32
         Options on Foreign Currencies                                           33
         Foreign Currency Warrants                                               34
       Currency Management                                                       34
       Exchange Rate-Related Securities                                          35
   OTHER INVESTMENT PRACTICES AND RISKS                                          35
       Performanced Indexed Paper                                                35
       Corporate Reorganizations                                                 35
       Repurchase Agreements                                                     36
       Reverse Repurchase Agreements                                             36
       Other Investment Companies                                                36
         Standard & Poor's Depositary Receipts                                   37
         iShares MSCI Index Shares                                               37
         Exchange Traded Funds ("ETFs")                                          37
       Short Sales                                                               37
       Short Sales Against the Box                                               37
       Illiquid Securities                                                       37
       Restricted Securities                                                     38
       Borrowing                                                                 38
       Lending Portfolio Securities                                              38
       Real Estate Investment Trusts                                             39
       Hard Asset Securities                                                     39
       Small Companies                                                           40
         Unseasoned Companies                                                    40
       Private Funds                                                             40
       Strategic Transactions                                                    40

       Special Situations                                                        41
       Internet and Internet-Related Companies                                   41
         Risk Considerations Regarding the Internet Industry                     41
       Principal Exchange Rate Linked Securities                                 41
       Temporary Defensive Investments                                           42
       Portfolio Trunover                                                        42
INVESTMENT RESTRICTIONS                                                          42
   FUNDAMENTAL INVESTMENT RESTRICTIONS                                           42
   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS                                       43
MANANGEMENT OF THE TRUST                                                         44
   INFORMATION ABOUT THE TRUSTEES                                                45
   INFORMATION ABOUT THE TRUST'S OFFICERS                                        48
   SHARE OWNERSHIP POLICY                                                        52
   TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS                                52
   BOARD COMMITTEES                                                              53
       Frequency of Board Meetings                                               54
       Compensation of Trustees                                                  54
   OWNERSHIP OF SHARES                                                           56
   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS                                    56
   THE MANAGER                                                                   56
       Information About the Manager                                             56
       Management Agreement                                                      56
   ADMINISTRATOR                                                                 58
   DISTRIBUTOR                                                                   58
   CODE OF ETHICS                                                                58
   DISCLOSURE OF THE LIFESTYLE PORTFOLIOS' PORTFOLIO SECURITIES                  59
   PROXY VOTING PROCEDURES                                                       59
PORTFOLIO TRANSACTIONS AND BROKERAGE                                             59
   INVESTMENT DECISIONS                                                          59
   BROKERAGE AND RESEARCH SERVICES                                               60
       Portfolio Turnover                                                        62
NET ASSET VALUE                                                                  62
PERFORMANCE INFORMATION                                                          64
TAXES                                                                            65
OTHER INFORMATION                                                                67
   CAPITALIZATION                                                                67
   VOTING RIGHTS                                                                 67
   PURCHASE OF SHARES                                                            68
   REDEMPTION OF SHARES                                                          68
   EXCHANGES                                                                     68
   CUSTODIAN                                                                     69
   TRANSFER AGENT                                                                69
   INDEPENDENT AUDITORS                                                          69
   LEGAL COUNSEL                                                                 69
   REGISTRATION STATEMENT                                                        69
FINANCIAL STATEMENTS                                                             69
APPENDIX A: DESCRIPTION OF BOND RATINGS                                         A-1
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES                              B-1

                                  INTRODUCTION

This SAI only pertains to the ING LifeStyle Portfolios listed above (each a "Portfolio," and together, the "LifeStyle Portfolios") and is designed to elaborate upon information contained in the Prospectus for the LifeStyle Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the LifeStyle Portfolios' securities and investment techniques. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectus. Terms not defined herein have the meanings given to them in the Prospectus.


                              HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 51 investment portfolios. The Trust is authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. This SAI pertains only to the following four Portfolios: ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, and ING LifeStyle Aggressive Growth Portfolio.

Effective May 1, 2003, the name of the Trust changed to ING Investors Trust. On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that date, the name of the Trust was The Specialty Managers Trust.


               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The LifeStyle Portfolios normally invest all of their assets in shares of other ING Funds ("Underlying Funds"), as described in the Prospectus. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the LifeStyle Portfolios do not invest directly in securities. However, the LifeStyle Portfolios are subject to the risks described below indirectly through their investment in the Underlying Funds.

FIXED INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions

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certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment.

Several of the Underlying Funds may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

MUNICIPAL SECURITIES

Certain of the Underlying Funds may invest in municipal securities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

MORAL OBLIGATION SECURITIES - Certain of the Underlying Funds may invest in moral obligation securities. Municipal securities may include "moral obligation" securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

MUNICIPAL LEASE OBLIGATIONS - Certain of the Underlying Funds may invest in municipal lease obligations. Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. They may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities. An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the Portfolio Manager to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Portfolio Manager deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

SHORT-TERM MUNICIPAL OBLIGATIONS - Certain of the Underlying Funds may invest in short-term municipal obligations. These securities include the following:

     Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

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     Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

     Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

     Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

     Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

Certain of the Underlying Funds may invest in industrial development and pollution control bonds. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Custodial receipts may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates. Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

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Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

CORPORATE DEBT SECURITIES

Certain of the Underling Funds may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Underlying Fund will not accrue any income on these securities prior to delivery. The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody's Investors Service ("Moody's") or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the portfolio manager of the Underlying Fund ("Portfolio Manager").

HIGH YIELD BONDS

Certain of the Underling Funds may invest in high yield bonds. "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio that invests in an Underlying Fund that holds high yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not

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endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Underlying Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

PARTICIPATION ON CREDITORS COMMITTEES

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the Portfolio Manager believes that such participation is necessary or desirable to enforce the Underlying Fund's rights as a creditor or to protect the value of securities held by the Underlying Fund.

BRADY BONDS

Certain of the Underlying Funds may invest in Brady Bonds. "Brady Bonds" are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and

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the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S.
government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

Certain of the Underlying Funds may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

COMMERCIAL PAPER

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Certain of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

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Commercial paper obligations may include variable rate master demand notes.
These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Portfolio Manager that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Underlying Fund may invest in them only if the Portfolio Manager believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest. Master demand notes are considered by the Underlying Fund to have a maturity of one day, unless the Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See Appendix A for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

SOVEREIGN DEBT

Certain of the Underlying Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Underlying Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (I.E., high yield bonds) and subject to many of the same risks as such securities. An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.

PASSIVE FOREIGN INVESTMENT COMPANIES

Certain of the Underlying Funds may invest in securities of "passive foreign investment companies" ("PFICs"). Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Underlying Funds may subject to certain percentage limits under the 1940 Act and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund's assets may be invested in such securities.

MORTGAGE-BACKED SECURITIES

Certain of the Underlying Funds may invest in mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

COMMERCIAL MORTGAGE-BACKED SECURITIES - Certain of the Underlying Funds may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

ADJUSTABLE RATE MORTGAGE SECURITIES - Certain of the Underlying Funds may invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

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There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolios, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

STRIPPED MORTGAGE-BACKED SECURITIES - Certain of the Underlying Funds may invest in stripped mortgage-backed securities ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Underlying Fund's limitations on investment in illiquid securities.

COLLATERALIZED MORTGAGE OBLIGATIONS - Certain of the Underlying Funds may invest in collateralized mortgage obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC, or the FNMA (each as described below), and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a DE FACTO breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (E.G., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

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FOREIGN MORTGAGE-RELATED SECURITIES - Certain of the Underlying Funds may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (E.G., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

AGENCY MORTGAGE SECURITIES - Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

GNMA CERTIFICATES - Certain of the Underlying Funds may invest in Government National Mortgage Association ("GNMA") certificates ("GNMA Certificates"). GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS - Certain of the Underlying Funds may invest in FNMA and FHLMC mortgage-backed obligations. Government-related guarantors (I.E., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned

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corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (I.E., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES - Certain of the Underlying Funds may invest in privately issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

SUBORDINATED MORTGAGE SECURITIES - Certain of the Underlying Funds may invest in subordinated mortgage securities. Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (I.E., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

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In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The Portfolio Manager will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Portfolio Manager, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Portfolio Manager will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage

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under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ASSET-BACKED SECURITIES

Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

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Asset-backed securities include Certificates for Automobile Receivables(SM)
("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

COLLATERALIZED DEBT OBLIGATIONS

Certain of the Underlying Funds may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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LOAN PARTICIPATIONS

Certain of the Underlying Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Underlying Funds intend to invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund's daily share price.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES


Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the Portfolio Manager in accordance with procedures established by the Board of Trustees ("Board"), in an amount sufficient to meet such commitments. Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund's investment restriction relating to the lending of funds or assets.


TO BE ANNOUNCED ("TBA") SALE COMMITMENTS

TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying

                                       15
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Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

ZERO-COUPON AND PAY-IN-KIND BONDS

Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

Certain of the Underlying Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS

Certain of the Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

                                       16
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EVENT-LINKED BONDS

Certain of the Underlying Funds may invest in event-linked bonds. Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

GUARANTEED INVESTMENT CONTRACTS

Certain of the Underlying Funds may invest in guaranteed investment contracts ("GICs"). GICs are issued by insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company's general account. The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

CREDIT-LINKED NOTES

Certain of the Underlying Funds may invest in credit-linked notes ("CLN"). A CLN is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (I.E., the embedded option is not easily priced). The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

TRUST-PREFERRED SECURITIES

Certain of the Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the payments received to make dividend payments to the holders of the trust-preferred securities. The primary advantage of this particular

                                       17
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structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (I.E., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES

Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company's organization and operations.

Certain of the Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for an Underlying Fund, the Portfolio Manager will generally invest the Underlying Fund's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

Certain of the Underlying Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

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WARRANTS

Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

Certain of the Underlying Funds may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

An Underlying Fund's transactions in derivative instruments may include:

          - The purchase and writing of options on securities (including index options) and options on foreign currencies;

          - The purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

          - Entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the Portfolio Manager's judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the Portfolio Manager incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Underlying Fund's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk

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of a position held in an investment portfolio. If the Portfolio Manager's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund's investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL DESCRIPTION OF FUTURES CONTRACTS - A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss. Where a Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

INTEREST RATE FUTURES CONTRACTS - An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

OPTIONS ON FUTURES CONTRACTS - A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

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STRADDLES - Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase.
Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

STOCK INDEX FUTURES CONTRACTS - A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

          (1) When a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

               (a)  Forego possible price appreciation;

               (b) Create a situation in which the securities would be difficult to repurchase; or

               (c)  Create substantial brokerage commissions;

          (2) When a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the Portfolio Manager's determination, a substantial risk of a major price decline before liquidation can be completed; or

          (3)  To close out stock index futures purchase transactions.

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

          (1) If an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Portfolio Manager to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or

          (2)  To close out stock index futures sales transactions.

As long as required by regulatory authorities, each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, in order to avoid being deemed a commodity pool. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Underlying Fund's securities or the price of the securities which an Underlying Fund intends to purchase. An Underlying Fund's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Underlying Fund's exposure to interest rate

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fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month). If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

INVESTMENT IN GOLD AND OTHER PRECIOUS METALS - Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold an other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (I.E., coins will not be purchased for their numismatic value). Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

GOLD FUTURES CONTRACTS - A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified

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date, time and price. When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage. An Underlying Fund's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

LIMITATIONS - When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by an Underlying Fund. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

PURCHASING OPTIONS ON SECURITIES - An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by an Underlying Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, an Underlying Fund would continue to receive interest income on such security.

Certain of the Underlying Funds may purchase call options on securities to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner. Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Certain of the Underlying Funds may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the

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underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund's net asset value being more sensitive to changes in the value of the underlying securities.

WRITING COVERED CALL AND SECURED PUT OPTIONS - In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is "covered" or "secured" by the Underlying Fund holding a position in the underlying securities. This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.

OPTIONS ON SECURITIES INDEXES - Certain of the Underlying Funds may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

OVER-THE-COUNTER OPTIONS

GENERAL - Certain of the Underlying Funds may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Fund may be considered an illiquid security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund's assets (the "SEC illiquidity ceiling"). OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by the Underlying Fund is included in the Underlying Fund's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While an Underlying Fund's transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund's securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

OPTIONS ON FOREIGN CURRENCIES

Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes. For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium. Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

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SWAPS

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether an Underlying Fund's use of swap agreements will be successful in furthering its investment objective will depend on a Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. For purposes of applying an Underlying Fund's investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value. In the case of a credit default swap sold by an Underlying Fund (I.E., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

CREDIT DEFAULT SWAPS - Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations. As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap. Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

VARIABLE AND FLOATING RATE SECURITIES

Certain of the Underlying Funds may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (E.G., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

                                       27
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LEASE OBLIGATION BONDS

Certain of the Underlying Funds may invest in lease obligation bonds. Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund's limit on illiquid securities.

STRUCTURED SECURITIES

Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES

Certain of the Underlying Funds may invest in indexed securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

HYBRID INSTRUMENTS

Certain of the Underlying Funds may invest in hybrid instruments. Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption

                                       28
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terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet an Underlying Fund's needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of an Underlying Fund.

                                       29
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DOLLAR ROLL TRANSACTIONS

Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or "covered rolls" in which an Underlying Fund sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Underlying Fund.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

Certain of the Underlying Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund's other assets. Although the Underlying Fund could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a Portfolio Manager deems it appropriate to do so. The Underlying Fund may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

FOREIGN SECURITIES

Certain Underlying Funds may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

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There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries. Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund's investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS

Certain Underlying Funds may invest assets in debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.




                                       31
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DEPOSITARY RECEIPTS

Certain of the Underlying Funds may invest in depositary receipts, including ADRs. ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

FOREIGN BANK OBLIGATIONS

Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

FOREIGN CURRENCY TRANSACTIONS

Certain of the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds may enter into foreign currency exchange transactions either on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

FORWARD CURRENCY CONTRACTS - Certain of the Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency. An Underlying Funds may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations

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denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Underlying Funds may enter into forward foreign currency contracts in two circumstances. When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Portfolio Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets. At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Underlying Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time. In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

OPTIONS ON FOREIGN CURRENCIES - A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. An Underlying Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. Certain of the Underlying Funds may employ hedging strategies with options on currencies before the Underlying Fund purchases a foreign security denominated in the hedged currency that the Underlying Fund anticipates acquiring, during the period the Underlying Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. In those situations where foreign

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currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, I.E., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency. Certain of the Underlying Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Underlying Funds to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. An Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Underlying Fund's position, the Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

FOREIGN CURRENCY WARRANTS - Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (E.G., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

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CURRENCY MANAGEMENT

An Underlying Fund's flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying an Underlying Fund's investments should help increase the net asset value of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Underlying Fund's securities are denominated will generally lower the net asset value of the Underlying Fund. The Portfolio Manager attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

EXCHANGE RATE-RELATED SECURITIES

Certain of the Underlying Funds may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.

Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

PERFORMANCE INDEXED PAPER

Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

CORPORATE REORGANIZATIONS

Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The

                                       35
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increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Portfolio Manager that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

REPURCHASE AGREEMENTS

Certain of the Underlying Funds may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The Portfolio Manager monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund. The Portfolio Manager, in accordance with procedures established by the Board of directors/trustees of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.

Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Fund's Board of directors/trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund's limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. The Underlying Fund also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price. An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. An Underlying Fund typically will segregate assets determined to be liquid by the Portfolio Manager to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Underlying Fund. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

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OTHER INVESTMENT COMPANIES


An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies' fees and expenses.


Certain of the Underlying Funds may invest in shares issued by investment companies to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC, except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger. Certain Underlying Funds may invest in shares of certain types of investment companies referred to as "SPDRs" and/or "iShares", as defined below. Certain Underlying Funds may invest in Exchange Traded Funds ("ETFs"), as defined below. An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company; (2) invest more than 5% of the Underlying Fund's total assets in the investment company; or (3) invest more than 10% of the Underlying Fund's total assets in all investment company holdings. As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.


     EXCHANGE TRADED FUNDS ("ETFs") - An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a Portfolio invests in ETF's, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.

     STANDARD & POOR'S DEPOSITARY RECEIPTS - Certain of the Underlying Funds may, consistent with their investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.

     iSHARES MSCI INDEX SHARES - Certain of the Underlying Funds may invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS")). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").

     HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRs") - HOLDRs are trust-issued receipts that represent a Portfolio's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Portfolio's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.


SHORT SALES

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price. Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the Portfolio Manager believes that a decline in the price of a particular security or group of securities is likely. The Underlying Fund's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE Box - A short sale "against the box" is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. An Underlying Fund would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Underlying Fund.

ILLIQUID SECURITIES


Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Portfolio Manager might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund's decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust's Board.


RESTRICTED SECURITIES

Certain of the Underlying Funds also may purchase securities that are not registered under the 1933 Act ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). An Underlying Fund's board of directors/trustees, based upon information and recommendations provided by the Portfolio Manager, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund. Subject to an Underlying Fund's limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. An Underlying Fund may not be able to sell these securities when its Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

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BORROWING

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Underlying Fund's shares. In the event that an Underlying Fund borrows, the Underlying Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund's borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Underlying Fund's obligations under the when-issued or delayed delivery arrangement.

LENDING PORTFOLIO SECURITIES

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Underlying Fund's investment program. While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Underlying Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Portfolio Manager, the consideration to be earned from such loans would justify the risk.

REAL ESTATE INVESTMENT TRUSTS

Certain of the Underlying Funds may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

          -    possible declines in the value of real estate;
          -    adverse general or local economic conditions;
          -    possible lack of availability of mortgage funds;
          -    overbuilding;
          -    extended vacancies of properties;

          -    increases in competition, property taxes and operating expenses;
          -    changes in zoning or applicable tax law;
          - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;
          -    casualty or condemnation losses;
          - uninsured damages from floods, earthquakes or other natural disasters;
          -    limitations on and variations in rents; and
          -    unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES

The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

SMALL COMPANIES

Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its manager would otherwise have sold the security. It is possible that an Underlying Fund's manager or an affiliate or client of an Underlying Fund's manager may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

UNSEASONED COMPANIES - Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

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PRIVATE FUNDS

Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund's ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

STRATEGIC TRANSACTIONS

Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the Portfolio Manager's ability to predict, which cannot be assured, pertinent market movements. The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

SPECIAL SITUATIONS

A special situation arises when, in the opinion of a Portfolio Manager, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INTERNET AND INTERNET-RELATED COMPANIES

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY - The value of shares of an Underlying Fund invested in the internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES

Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

TEMPORARY DEFENSIVE INVESTMENTS

For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives. Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment. The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

PORTFOLIO TURNOVER

Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the Portfolio Manager believes that such a disposition is consistent with the portfolios investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund's shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Portfolio has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a "majority" of a Portfolio's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of that Portfolio's voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (ii) more than 50% of that Portfolio's outstanding voting securities. The investment objective, and all policies of a Portfolio not specifically identified in this SAI or the Prospectus as fundamental, may be changed without a vote of the shareholders of the Portfolio. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

Unless otherwise indicated, a Portfolio may not:

          1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in 1 the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities).

          2. Make investments for the purpose of exercising control or management.

          3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

          4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this SAI, as they may be amended from time to time.

          5. Issue senior securities to the extent such issuance would violate applicable law.

          6. Borrow money, except that the Portfolio (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Portfolio's investment policies as set forth in the Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

          7. Underwrite securities of other issuers, except insofar as the Portfolio technically may be deemed an underwriter under the 1933 Act in selling portfolio securities.

          8. Purchase or sell commodities or contracts on commodities, except to the extent the Portfolio may do so in accordance with applicable law and the Portfolio's Prospectus and SAI, as they may be amended from time to time.

The fundamental investment restrictions set forth above may be modified so as to provide the LifeStyle Portfolios with the ability to operate under new rules or amendments under the 1940 Act or under orders of the SEC applicable to the LifeStyle Portfolios without receiving prior shareholder approval of the change.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

          (i) No Portfolio may purchase securities of other investment companies, except (a) a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange; or (b) as otherwise permitted under the 1940 Act.

          (ii) A Portfolio may invest in short-term instruments, U.S. Government securities, money market instruments, and other securities in addition to securities of other affiliated investment companies, for temporary defensive purposes or otherwise as deemed advisable by the Manager to the extent permissible under existing or future rules of the SEC.

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                             MANAGEMENT OF THE TRUST


The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each portfolio of the Trust, including the LifeStyle Portfolios, and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. As of January 1, 2005, the Trustees are John V. Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John G. Turner, Roger
B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Huey P. Falgout, Jr. Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn L. Ichilov, Todd Modic, Robin
R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer, and Maria M. Anderson.


  Set forth in the table below is information about each Trustee of the Trust.

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INFORMATION ABOUT THE TRUSTEES


                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                     FUND
                                                    TERM OF OFFICE                                 COMPLEX
                                 POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) -   OVERSEEN BY    OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE          WITH TRUST       TIME SERVED (1)  DURING THE PAST 5 YEARS    TRUSTEE (2)(3)    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER                   Trustee            November 1997 --  Executive Director, The                    None
7337 East Doubletree Ranch Rd.                     Present           Mark Twain House Museum
Scottsdale, Arizona 85258                                            (4) (1989 - Present)
Date of Birth:  07/19/1953

J. MICHAEL EARLEY               Trustee            January 1997 --   President and Chief                        None
7337 East Doubletree Ranch Rd.                     Present           Executive Officer,
Scottsdale, Arizona 85258                                            Bankers Trust Company,
Date of Birth:  05/02/1945                                           N.A. (1992 - Present).

R. BARBARA GITENSTEIN           Trustee            January 1997 --   President, College of New                  New Jersey Resources
7337 East Doubletree Ranch Rd.                     Present           Jersey (1999 - Present).                   (September 2003 -
Scottsdale, Arizona 85258                                                                                       present)
Date of Birth:  02/18/1948

PATRICK W. KENNY                Trustee            March 2002 --     President and Chief                        None
7337 East Doubletree Ranch Rd.                     Present           Executive Officer
Scottsdale, Arizona 85258                                            International Insurance
Date of Birth:  01/12/1943                                           Society (2001 - Present);
                                                                     Senior Vice President,
                                                                     SS&C Technologies (1995 -
                                                                     1998); Executive Vice
                                                                     President, Frontier
                                                                     Insurance Group, Inc.
                                                                     (1998-2001).

WALTER H. MAY                   Trustee            February 2002 --  Retired. Formerly,                         Best Prep Charity
7337 East Doubletree Ranch Rd.                     Present           Managing Director and                      (1991 - Present).
Scottsdale, Arizona 85258                                            Director of Marketing,
Date of Birth:  12/21/1936                                           Piper Jaffray, Inc.

JOCK PATTON                     Chairman and       February 2002 --  Private Investor (June                     Director, Hypercom,
7337 East Doubletree Ranch Rd.  Trustee            Present           1997 - Present).                           Corp. (January 1999-
Scottsdale, Arizona 85258                                            Formerly, Director and                     Present); JDA
Date of Birth:  12/11/1945                                           Chief Executive Officer,                   Software Group, Inc.
                                                                     Rainbow Multimedia Group,                  (January 1999 -
                                                                     Inc. (January 1999 -                       Present); Swift
                                                                     December 2001);                            Transportation Co.
                                                                                                                (March 2004 -
                                                                                                                Present).

DAVID W.C. PUTNAM               Trustee            February 2002 --  President and Director,                    Anchor International
7337 East Doubletree Ranch Rd.                     Present           F.L. Putnam Securities                     Bond Trust (December
Scottsdale, Arizona 85258                                            Company, Inc. and its                      2000 - 2002);
Date of Birth:  10/08/1939                                           affiliates; President,                     Progressive Capital
                                                                     Secretary and Trustee,                     Accumulation Trust
                                                                     The Principled Equity                      (August 1998 -
                                                                     Market Fund. Formerly,                     Present); Principled
                                                                     Trustee, Trust Realty                      Equity Market Fund
                                                                     Corp.; Anchor Investment                   (November 1996 -
                                                                     Trust; Bow Ridge Mining                    Present); Mercy
                                                                     Company and Trustee of                     Endowment Foundation
                                                                     each of the funds managed                  (1995 - Present);
                                                                     by Northstar Investment                    Director, F.L.
                                                                     Management Corporation                     Putnam Investment
                                                                     (1994 - 1999).                             Management Company
                                                                                                                (December 2001 -
                                                                                                                Present); Asian
                                                                                                                American Bank and

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                     FUND
                                                    TERM OF OFFICE                                 COMPLEX
                                 POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) -   OVERSEEN BY    OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE          WITH TRUST       TIME SERVED (1)  DURING THE PAST 5 YEARS    TRUSTEE (2)(3)    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Trust Company (June
                                                                                                                1992 - Present); and
                                                                                                                Notre Dame Health
                                                                                                                Care Center (1991 -
                                                                                                                Present); F.L.
                                                                                                                Putnam Securities
                                                                                                                Company, Inc. (June
                                                                                                                1998 - Present); and
                                                                                                                an Honorary Trustee,
                                                                                                                Mercy Hospital (1973
                                                                                                                - Present).

ROGER B. VINCENT (5)            Trustee            1994 -- Present   President, Springwell           116        Director, AmeriGas
7337 East Doubletree Ranch Rd.                                       Corporation (1989 -                        Propane, Inc. (1998
Scottsdale, Arizona 85258                                            Present). Formerly,                        - Present).
Date of Birth:  08/26/1945                                           Director, Tatham
                                                                     Offshore, Inc. (1996 -
                                                                     2000).

RICHARD A. WEDEMEYER            Trustee            February 2002 --  Retired. Mr. Wedemeyer                     Director of
7337 East Doubletree Ranch Rd.                     Present           was formerly Vice                          Touchstone
Scottsdale, Arizona 85258                                            President - Finance and                    Consulting Group;
Date of Birth:  03/23/1936                                           Administration, Channel                    Jim Hensen Legacy
                                                                     Corporation (June 1996 -                   (1994 - Present).
                                                                     April 2002). Trustee,
                                                                     First Choice Funds (1997
                                                                     - 2001); and of each of
                                                                     the funds managed by ING
                                                                     Investment Management Co.
                                                                     LLC (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

Thomas J. McInerney (6)(7)      Trustee            February 2002 -   Chief Executive Officer,                   Trustee, Equitable
7337 East Doubletree Ranch Rd.                     Present           ING U.S. Financial                         Life Insurance Co.,
Scottsdale, Arizona 85258                                            Services (September 2001                   Golden American Life
Date of Birth:  05/05/1956                                           - Present); Member, ING                    Insurance Co., Life
                                                                     Americas Executive                         Insurance Company of
                                                                     Committee (2001 -                          Georgia, Midwestern
                                                                     Present); President,                       United Life
                                                                     Chief Executive Officer                    Insurance Co.,
                                                                     and Director of Northern                   ReliaStar Life
                                                                     Life Insurance Company                     Insurance Co.,
                                                                     (March 2001 - October                      Security Life of
                                                                     2002), ING Aeltus Holding                  Denver, Security
                                                                     Company, Inc. (2000 -                      Connecticut Life
                                                                     Present), ING Retail                       Insurance Co.,
                                                                     Holding Company (1998 -                    Southland Life
                                                                     Present), and ING                          Insurance Co., USG
                                                                     Retirement Holdings, Inc.                  Annuity and Life
                                                                     (1997 - Present).                          Company, and United
                                                                     Formerly, President ING                    Life and Annuity
                                                                     Life Insurance & Annuity                   Insurance Co. Inc;
                                                                     Company (September 1997 -                  Director, Ameribest
                                                                     November 2002), and                        Life Insurance Co.;
                                                                     General Manager and Chief                  Director, First
                                                                     Executive Officer, ING                     Columbine Life
                                                                     Worksite Division                          Insurance Co.;
                                                                     (December 2000 - October                   Member of the Board;
                                                                     2001).                                     Bushnell Performing
                                                                                                                Arts Center; St.
                                                                                                                Francis Hospital,;
                                                                                                                National Conference
                                                                                                                for Community
                                                                                                                Justice; and Metro
                                                                                                                Atlanta Chamber of
                                                                                                                Commerce.

JOHN G. TURNER (6)              Trustee            February 2002 -   Chairman, Hillcrest                        Director, Hormel
7337 East Doubletree Ranch Rd.                     Present           Capital Partners (May                      Foods Corporation;
Scottsdale, Arizona 85258                                            2002-Present); Mr. Turner                  Shopko Stores, Inc.;
Date of Birth:  10/03/1939                                           was formerly Vice                          M.A. Mortenson
                                                                     Chairman of ING Americas                   Company (March 2002
                                                                     (2000 - 2002); Chairman                    - Present); and
                                                                     and Chief Executive                        Conseco, Inc..
                                                                     Officer of ReliaStar                       (September 2003 -
                                                                     Financial Corp. and                        Present).
                                                                     ReliaStar Life Insurance
                                                                     Company (1993 - 2000);

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                     FUND
                                                    TERM OF OFFICE                                 COMPLEX
                                 POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) -   OVERSEEN BY    OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE          WITH TRUST       TIME SERVED (1)  DURING THE PAST 5 YEARS    TRUSTEE (2)(3)    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Chairman of ReliaStar
                                                                     Life Insurance Company of
                                                                     New York (1995 - 2001);
                                                                     Chairman of Northern Life
                                                                     Insurance Company (1992 -
                                                                     2001); Chairman and
                                                                     Trustee of the Northstar
                                                                     affiliated investment
                                                                     companies (1993 - 2001).



(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.

(2) As of December 31, 2004.

(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; and USLICO Series Fund.

(4) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House Museum.

(5) Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs, & Co., the parent company of the Portfolio Manager of the Goldman Sachs Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Tollkeeper(SM) Portfolio and of the Trust during this period.

(6) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Manager, Directed Services Inc.

(7) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.

     Information about the Trust's officers is set forth in the table below:



                                                                                                              PRINCIPAL
                                                                                                              OCCUPATION(S) DURING
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE TRUST TERM OF OFFICE AND LENGTH OF TIME SERVED (1)(2) THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President and Chief           March 2003 - Present                            President and Chief
7337 East Doubletree Ranch Rd.  Executive Officer                                                             Executive Officer, ING
Scottsdale, Arizona 85258                                                                                     Investments, LLC(3)
Date of Birth:  04/09/1949                                                                                    (December 2000 -
                                                                                                              Present). Formerly,
                                                                                                              Senior Executive Vice
                                                                                                              President and Chief
                                                                                                              Operating Officer, ING
                                                                                                              Investments, LLC(3)
                                                                                                              (April 1995 - December
                                                                                                              2000); and Executive
                                                                                                              Vice President, ING
                                                                                                              Investments, LLC(3)
                                                                                                              (May 1998 - June
                                                                                                              2000).

STANLEY D. VYNER                Executive Vice President      August 2003 - Present                           Executive Vice
7337 East Doubletree Ranch Rd.                                                                                President, ING
Scottsdale, Arizona 85258                                                                                     Investments, LLC(3)
Date of Birth:  05/14/1950                                                                                    (July 2000 - Present)
                                                                                                              and Chief Investment
                                                                                                              Risk Officer (January
                                                                                                              2003 - Present).
                                                                                                              Formerly, Chief
                                                                                                              Investment Officer of
                                                                                                              the International
                                                                                                              Portfolios, ING
                                                                                                              Investments, LLC(3)
                                                                                                              (August 2000 - January
                                                                                                              2003); and Chief
                                                                                                              Executive Officer, ING
                                                                                                              Investments, LLC(3)
                                                                                                              (August 1996 - August
                                                                                                              2000).

MICHAEL J. ROLAND               Executive Vice President and  March 2003 - Present                            Executive Vice
7337 East Doubletree Ranch Rd.  Chief Financial Officer                                                       President, Chief
Scottsdale, Arizona 85258                                                                                     Financial Officer and
Date of Birth:  05/30/1958                                                                                    Treasurer (December
                                                                                                              2001 - Present) and
                                                                                                              Chief Compliance
                                                                                                              Officer (October 2004
                                                                                                              - Present), ING
                                                                                                              Investments, LLC(3).
                                                                                                              Formerly, Senior Vice
                                                                                                              President, ING
                                                                                                              Investments, LLC(3)
                                                                                                              (June 1998 - December
                                                                                                              2001).

JOSEPH M. O'DONNELL             Chief Compliance Officer      November 2004 - Present                         Chief Compliance
7337 East Doubletree Ranch Rd.                                                                                Officer of the ING
Scottsdale, AZ 85258                                                                                          Funds (November 2004 -
Date of Birth:                                                                                                Present). Formerly,
                                                                                                              Vice President, Chief
                                                                                                              Legal Counsel, Chief
                                                                                                              Compliance Officer and
                                                                                                              Secretary of Atlas
                                                                                                              Securities, Inc.,
                                                                                                              Atlas Advisers, Inc.
                                                                                                              and Atlas Funds
                                                                                                              (October 2001 -
                                                                                                              October 1004); and
                                                                                                              Chief Operating
                                                                                                              Officer and General
                                                                                                              Counsel of Matthews
                                                                                                              International Capital
                                                                                                              Management LLC and
                                                                                                              Vice President and
                                                                                                              Secretary of Matthews
                                                                                                              International Funds
                                                                                                              (August 1999 - May
                                                                                                              2001).

ROBERT S. NAKA                  Senior Vice President         January 2003 - Present                          Senior Vice President
7337 East Doubletree Ranch Rd.                                                                                and Assistant
Scottsdale, Arizona 85258                                                                                     Secretary, ING Funds
Date of Birth:  06/17/1963                                                                                    Services, LLC(4)
                                                                                                              (October 2001 -
                                                                                                              Present). Formerly,
                                                                                                              Senior Vice President,
                                                                                                              ING Funds Services,
                                                                                                              LLC(4) (August 1999 -
                                                                                                              October 2001).

KIMBERLY A. ANDERSON            Senior Vice President         November 2003 - Present                         Senior Vice President,
7337 East Doubletree Ranch Rd.                                                                                ING Investments,
Scottsdale, Arizona 85258                                                                                     LLC(3) (October 2003 -
Date of Birth:  07/25/1964                                                                                    Present). Formerly,
                                                                                                              Vice President and
                                                                                                              Assistant Secretary,
                                                                                                              ING Investments,
                                                                                                              LLC(3) (October 2001 -
                                                                                                              October 2003); and
                                                                                                              Assistant Vice
                                                                                                              President, ING Funds
                                                                                                              Services, LLC(4)
                                                                                                              (November 1999 -
                                                                                                              January 2001).

MARY BEA WILKINSON              Vice President                March 2003 - Present                            Senior Vice President,
7337 East Doubletree Ranch Rd.                                                                                ING Outside Funds
Scottsdale, Arizona 85258                                                                                     Group (2000 -
Date of Birth:  9/18/1956                                                                                     present); Senior Vice
                                                                                                              President and Chief
                                                                                                              Financial Officer,
                                                                                                              First Golden American
                                                                                                              Life Insurance Company
                                                                                                              of New York (1997 -
                                                                                                              present); President,
                                                                                                              Directed Services,
                                                                                                              Inc. (1993 - 1997)

                                                                                                              PRINCIPAL
                                                                                                              OCCUPATION(S) DURING
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE TRUST TERM OF OFFICE AND LENGTH OF TIME SERVED (1)(2) THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV                Vice President                January 2003 - Present                          Vice President, ING
7337 East Doubletree Ranch Rd.                                                                                Funds Services, LLC(4)
Scottsdale, Arizona 85258                                                                                     (October 2001 -
Date of Birth:  09/25/1967                                                                                    Present) and ING
                                                                                                              Investments, LLC(3)
                                                                                                              (August 1997 -
                                                                                                              Present).

LAUREN D. BENSINGER             Vice President                February 2003 - Present                         Vice President and
7337 East Doubletree Ranch Rd.                                                                                Chief Compliance
Scottsdale, Arizona 85258                                                                                     Officer, ING Funds
Date of Birth:  02/06/1954                                                                                    Distributor, LLC(5)
                                                                                                              (July 1995 - Present);
                                                                                                              Vice President
                                                                                                              (February 1996 -
                                                                                                              Present) and Chief
                                                                                                              Compliance Officer
                                                                                                              (October 2001 -
                                                                                                              October 2004), ING
                                                                                                              Investments, LLC(3).

TODD MODIC                      Vice President                August 2003 - Present                           Vice President of
7337 East Doubletree Ranch Rd.                                                                                Financial Reporting,
Scottsdale, Arizona 85258                                                                                     Fund Accounting of ING
Date of Birth:  11/03/1967                                                                                    Fund Services, LLC(4)
                                                                                                              (September 2002 -
                                                                                                              Present). Formerly,
                                                                                                              Director of Financial
                                                                                                              Reporting, ING
                                                                                                              Investments, LLC(3)
                                                                                                              (March 2001 -
                                                                                                              September 2002);
                                                                                                              Director of Financial
                                                                                                              Reporting, Axient
                                                                                                              Communications, Inc.
                                                                                                              (May 2000 - January
                                                                                                              2001); and Director of
                                                                                                              Finance, Rural/Metro
                                                                                                              Corporation (March
                                                                                                              1995 - May 2000).

MARIA M. ANDERSON               Vice President                September 2004 - Present                        Vice President, ING
7337 East Doubletree Ranch Rd.                                                                                Funds Services, LLC
Scottsdale, Arizona 85258                                                                                     (September 2004 -
Date of Birth:  05/29/1958                                                                                    Present). Formerly,
                                                                                                              Assistant Vice
                                                                                                              President, ING Funds
                                                                                                              Services, LLC(4)
                                                                                                              (October 2001 -
                                                                                                              Present); Manager of
                                                                                                              Fund Accounting and
                                                                                                              Fund Compliance, ING
                                                                                                              Investments, LLC(3)
                                                                                                              (September 1999 -
                                                                                                              November 2001).

SUSAN P. KINENS                 Assistant Vice President      January 2003 - Present                          Assistant Vice
7337 East Doubletree Ranch Rd.                                                                                President, ING Funds
Scottsdale, Arizona 85258                                                                                     Services, LLC(4)
Date of Birth:  12/31/1976                                                                                    (December 2002 -
                                                                                                              Present); and has held
                                                                                                              various other
                                                                                                              positions with ING
                                                                                                              Funds Services, LLC(4)
                                                                                                              for more than the last
                                                                                                              five years.

KIMBERLY K. PALMER              Assistant Vice President      September 2004 - Present                        Assistant Vice
7337 East Doubletree Ranch Rd.                                                                                President, ING Funds
Scottsdale, Arizona 85258                                                                                     Services, LLC(4)
Date of Birth:  May 4, 1957                                                                                   (August 2004 -
                                                                                                              Present). Formerly,
                                                                                                              Manager, Registration
                                                                                                              Statements, ING Funds
                                                                                                              Services, LLC(4) (May
                                                                                                              2003 - August 2004);
                                                                                                              Associate Partner,
                                                                                                              AMVESCAP PLC (October
                                                                                                              2000 - May 2003); and
                                                                                                              Director of Federal
                                                                                                              Filings and Blue Sky
                                                                                                              Filings, INVESCO Funds
                                                                                                              Group, Inc. (March
                                                                                                              1994 - May 2003).

HUEY P. FALGOUT, JR.            Secretary                     August 2003 - Present                           Chief Counsel, ING
7337 East Doubletree Ranch Rd.                                                                                Americas, U.S. Legal
Scottsdale, Arizona 85258                                                                                     Services (September
Date of Birth:  11/15/1963                                                                                    2003 - Present).
                                                                                                              Formerly, Counsel, ING
                                                                                                              U.S. Financial
                                                                                                              Services (November
                                                                                                              2002 - September
                                                                                                              2003); and Associate
                                                                                                              General Counsel of AIG
                                                                                                              American General
                                                                                                              (January 1999 -
                                                                                                              November 2002).

THERESA K. KELETY               Assistant Secretary           August 2003 - Present                           Counsel, ING Americas,
7337 East Doubletree Ranch Rd.                                                                                U.S. Legal Services
Scottsdale, Arizona 85258                                                                                     (April 2003 -
Date of Birth:  2/28/1963                                                                                     Present). Formerly,
                                                                                                              Senior Associate with
                                                                                                              Shearman & Sterling
                                                                                                              (February 2000 - April
                                                                                                              2003); and Associate
                                                                                                              with Sutherland Asbill
                                                                                                              & Brennan (1996 -
                                                                                                              February 2000).

                                                                                                              PRINCIPAL
                                                                                                              OCCUPATION(S) DURING
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE TRUST TERM OF OFFICE AND LENGTH OF TIME SERVED (1)(2) THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
ROBIN R. NESBITT                Assistant Secretary           September 2004 - Present                        Supervisor, Board
7337 East Doubletree Ranch Rd.                                                                                Operations, ING Funds
Scottsdale, Arizona 85258                                                                                     Services, LLC (4)
Date of Birth: 09/30/73                                                                                       (August 2003 to
                                                                                                              Present). Formerly,
                                                                                                              Senior Legal Analyst,
                                                                                                              ING Funds Services,
                                                                                                              LLC (4) (August 2002 -
                                                                                                              August 2003);
                                                                                                              Associate,
                                                                                                              PricewaterhouseCoopers
                                                                                                              (January 2001 - August
                                                                                                              2001); and Paralegal,
                                                                                                              McManis, Faulkner &
                                                                                                              Morgan (May 2000 -
                                                                                                              December 2000).



(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)  Unless otherwise noted, this column refers to ING Investors Trust.

(3) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(4) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(5) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

SHARE OWNERSHIP POLICY


In order to further align the interests of the Independent Trustees with shareholders, it is the policyof the Board for Independent Trustees to own beneficially shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a portfolio of the Trust.


Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS


Each of the current Trustees' ownership interest in the Trust, as of December 31, 2004 is set forth below:



                                                                                   AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                     SECURITIES IN ALL REGISTERED
                                                                                     INVESTMENT COMPANIES OVERSEEN
                                                 DOLLAR RANGE OF                        BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                            EQUITY SECURITIES IN TRUST                    INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------------------------------
John V. Boyer (1)
Paul S. Doherty (2)
J. Michael Earley
R. Barbara Gitenstein
Patrick W. Kenny (1)
Walter H. May
Thomas J. McInerney
Jock Patton
David W.C. Putnam
Blaine E. Rieke (2)
John G. Turner
Roger B. Vincent
Richard A. Wedemeyer



(1) Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.

(2)  Retired as of December 31, 2004.


BOARD COMMITTEES


     VALUATION AND PROXY VOTING COMMITTEE - The Committee's function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available and, beginning in July 2003, oversee management's administration of proxy voting. The Valuation and Proxy Voting Committee currently consists of five (5) Independent Trustees: Jock Patton, Walter H. May, John V. Boyer, Richard A. Wedemeyer, and R. Barbara Gitenstein. Mr. May serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Valuation and Proxy Voting Committee held ___ meetings.

EXECUTIVE COMMITTEE - The Board has established an Executive Committee whose function is to act for the full Board, if necessary, in the event that Board action is needed between regularly scheduled Board meetings. The

Executive Committee currently consists of two (2) Independent Trustees and two
(2) Trustees who are "interested persons," as defined in the 1940 Act: John G. Turner, Walter H. May, Thomas J. McInerney and Jock Patton. Mr. Turner serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Executive Committee held ___ meetings.

NOMINATING COMMITTEE - The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee operates pursuant to a Charter approved by the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualification of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominations in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the LifeStyle Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the soliciation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating Committee consists of four (4) Independent Trustees: Patrick W. Kenny, Walter H. May, R. Barbara Gitenstein and Richard A. Wedemeyer. Dr. Gitenstein serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Nominating Committee held ____ meetings.

AUDIT COMMITTEE - The Board has established an Audit Committee, composed entirely of Independent Trustees. The Audit Committee consists of Patrick W. Kenny, David W.C. Putnum, J. Michael Earley, and Roger B. Vincent. Mr. Earley serves as Chairman of the Committee. The Audit Committee reviews the financial reporting process, the Trust's systems of internal control, the audit process, and the Trust's processes for monitoring compliance with investment restrictions and applicable laws. The Audit Committee recommends to the Board the appointment of auditors for the Trust. In such capacity, it reviews audit plans, fees and other material arrangements with respect to the engagement of auditors, including non-audit services to be performed. It also reviews the qualifications of key personnel involved in the foregoing activities. During the fiscal year ended December 31, 2004, the Audit Committee held ____ meetings.

INVESTMENT REVIEW COMMITTEES - On February 25, 2003, the Board established two
(2) Investment Review Committees: the Domestic Equity and the International Equity and Fixed Income Funds Investment Review Committees. The purpose of these committees is to provide a committee structure that can effectively provide oversight of investment activities of the mutual fund portfolios. The Domestic Equity Investment Review Committee consists of four (4) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: J. Michael Earley, David W.C. Putnam, Patrick W. Kenny, John G. Turner, and Roger
B. Vincent. Mr. Vincent serves as the Chairman of the Committee. The International Equity and Fixed Income Funds Investment Review Committee consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: John V. Boyer, R. Barbara Gitenstein, Walter
H. May, Thomas J. McInerney, Jock Patton, and Richard A. Wedemeyer. Mr. Wedemeyer serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, each Investment Review Committee (Domestic Equity and International Equity and Fixed Income Funds Committees) held ____ meetings.

COMPLIANCE AND COORDINATION COMMITTEE - The Board has established a Compliance and Coordination Committee for the purpose of facilitating information flow among Board members and with management between Board meetings, developing agendas for executive sessions of independent Board members, evaluating potential improvements in the allocation of work load among the Board members and Board committees, and evaluating other opportunities to enhance the efficient operations of the Board. The Committee currently consists of three Independent Trustees: John V. Boyer, Michael Earley, and Jock Patton. Mr. Boyer serves as the Chairman of the Committee. The Compliance and Coordination Committee held ____ meetings during the fiscal year ended December 31, 2004.

CONTRACTS COMMITTEE. The Board has established a Contracts Committee for the purpose of _____. The Committee currently consists of three Independent
Trustees: John V. Boyer, Walter H. May, Jock Patton, Roger Vincent, and Richard
A. Wedemeyer. Mr. Vincent serves as the Chairman of the Committee.


FREQUENCY OF BOARD MEETINGS

The Board currently conducts regular meetings four (4) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

COMPENSATION OF TRUSTEES

Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.


Effective January 1, 2005, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $45,000 per year (Messrs. May and Patton, as lead Trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in-person meeting of the Board; (iii) $2,000 per attendance of a telephonic Board meeting; (iv) $3,000 per attendance of an in-person committee meeting; (v) extra pay of $1,000 per meeting paid to committee chairmen; (vii) an extra retainer of $15,000 per year for lead directors; and (viii) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets of all the funds managed by DSI or its affiliate, ING Investments LLC, for which the Trustees serve in common as Directors/Trustees.

The following table sets forth information provided by the LifeStyle Portfolios' investment manager regarding compensation of Trustees by the Trust and other funds managed by ING Investments, LLC and its affiliates based on the compensation for the fiscal year ended December 31, 2004. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments, LLC or its affiliates.

COMPENSATION OF TRUSTEES


                                                                                                                        TOTAL
                                                         ING                           ING         ESTIMATED        COMPENSATION
                                                      LIFESTYLE         ING         LIFESTYLE       ANNUAL         FROM REGISTRANT
                                    ING LIFESTYLE     MODERATE       LIFESTYLE     AGGRESSIVE      BENEFITS           AND FUND
                                      MODERATE         GROWTH         GROWTH         GROWTH          UPON          COMPLEX PAID TO
    NAME OF PERSON, POSITION        PORTFOLIO(1)    PORTFOLIO(1)   PORTFOLIO(1)   PORTFOLIO(1)   RETIREMENT(1)    TRUSTEES (2), (3)
-----------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER, TRUSTEE(4)               --              --                                            --                --

THOMAS J. MCINERNEY, TRUSTEE(4)          --              --                                            --                --

JOHN V. BOYER, TRUSTEE (5)

J. MICHAEL EARLEY, TRUSTEE                                                                             N/A

R. BARBARA GITENSTEIN, TRUSTEE                                                                         N/A

PATRICK W. KENNY, TRUSTEE (5)

ROGER B. VINCENT, TRUSTEE(7)                                                                           N/A

PAUL S. DOHERTY, TRUSTEE (5)                                                                           N/A

WALTER H. MAY, TRUSTEE                                                                                 N/A

BLAINE E. RIEKE, TRUSTEE(6)                                                                            N/A

RICHARD A. WEDEMEYER, TRUSTEE                                                                          N/A

JOCK PATTON, TRUSTEE                                                                                   N/A

DAVID W.C. PUTNAM, TRUSTEE                                                                             N/A


(1) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.


(2)  Represents compensation for ___ portfolios.


(3) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(4) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of each of ING Investments, LLC and Directed Services Inc. Officers and Trustees who are interested persons do not receive any compensation from the portfolio.


(5) Mr. Doherty resigned as a Trustee effective December 31, 2004. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios. The compensation reflected is that of the fees paid by ING Partners, Inc.

(6) Mr. Rieke may be deemed to be an "interested person" of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co., the parent company of a portfolio manager to one of the portfolios of the Trust. For a period of time prior to May 1, 2003, Mr. Rieke may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, because his child is an employee of Goldman, Sachs & Co. He may also be deemed to be an "interested person" of the Trust. Mr. Rieke resigned as a Trustee effective December 31, 2004.

(7) Mr. Vincent may have been deemed to be an "interested person" of the Trust, as defined in the 1940 Act, during a portion of 2003, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the portfolios of the Trust, during a portion of 2003. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

OWNERSHIP OF SHARES


Set forth in the table below is , as to each class of securities owned beneficially or of record in the Trust's Manager or princial underwriter and the ownership of securities in an entity controlling, controlled by or under common control with the Manager or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2004.



                               NAME OF OWNERS AND
                                RELATIONSHIP TO                                   VALUE OF     PERCENTAGE OF
      NAME OF TRUSTEE               TRUSTEE          COMPANY    TITLE OF CLASS   SECURITIES        CLASS
------------------------------------------------------------------------------------------------------------
JOHN V. BOYER (1)

PAUL S. DOHERTY (2)

J. MICHAEL EARLEY

R. BARBARA GITENSTEIN

PATRICK W. KENNY (1)

WALTER H. MAY

JOCK PATTON

DAVID W. C. PUTNAM

BLAINE E. RIEKE (2)

ROGER B. VINCENT

RICHARD A. WEDEMEYER



     (1)  Became a Trustee on January 1, 2005.
     (2)  Retired as of December 31, 2004.


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its portfolio without the consent or approval of shareholders.


Shares of the LifeStyle Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"). As of March 31, 2005, [ING USA Annuity and Life Insurance Company] may be deemed a control person of certain series of the Trust in that certain of its separate accounts hold more than 25% of the shares of these series.

To the knowledge of management, the Trustees and Officers of the Trust as a group owned less that 1% of the outstanding shares of any Portfolio of the Trust as of March 31, 2005.

As of March 31, 2005, the following owned of record or, to the knowledge of the Trust, beneficially owned more than 5% or more of the outstanding shares of the LifeStyle Portfolios:



LIFESTYLE PORTFOLIO                      [ENTITY]                               [ENTITY]
----------------------------------------------------------------------------------------



The Trust has no knowledge of any other owners of record of 5% or more of outstanding shares of the LifeStyle Portfolios. .

MANAGER

INFORMATION ABOUT THE MANAGER

ING Investments, LLC ("ING Investments" or the "Manager") serves as the investment manager for each Portfolio and is registered with the SEC as an investment adviser. ING Investments, subject to the authority of the Trustees, has the overall responsibility for the management of the LifeStyle Portfolios. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Groep N.V. seeks to provide a full range of integrated financial services to private, corporate and institutional clients through a variety of distribution channels. The principal executive offices are located at Strawinskylaan 2631, 1077 ZZ Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. On February 26, 2001, the name of the Manager changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Manager changed to ING Investments, LLC. As of March 31, 2004, ING Investments had assets under management of over $35.4 billion. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

MANAGEMENT AGREEMENT


Pursuant to an investment management agreement between the Manager and the Trust (the "Agreement"), the Manager, subject to the direction of the Board , is responsible for furnishing continuous investment supervision to the LifeStyle Portfolios and is responsible for the management of the LifeStyle Portfolios. The Manager is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of each Portfolio's assets and the purchase and sale of portfolio securities for each Portfolio. The Agreement provides that the Manager is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

In considering the Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant.

In connection with their deliberations relating to each Portfolio's current Agreement, the Board, including the Independent Trustees, considered information that had been provided by ING Investments at regular Board Meetings, as well as information specifically furnished for a Board meeting held annually to specifically consider such renewals. This information included the following items: (1) FACT sheets for each Portfolio that provide information about the performance and expenses of the Portfolio and its respective peer group, as well as information about the Portfolio's investment portfolio, objectives and strategies; (2) 15(c) Methodology Guide that describes how the FACT sheets were prepared, including how benchmarks and peer groups were selected and how profitability was determined; (3) responses to questions provided by Kirkpatrick & Lockhart LLP, counsel to the Independent Trustees; (4) copies of each form of management and portfolio management agreement; (5) copies of the Form ADV for each investment manager and portfolio manager to the Portfolios; (6) financial statements for each investment manager and portfolio manager to the Portfolios; and (7) other information relevant to their evaluations.

The Board was also provided with narrative summaries addressing key factors the Board customarily considers in evaluating the renewal of investment management, including an analysis for each Portfolio of how performance and fees compare to its selected peer group and designated benchmarks. [With respect to fees and expenses, management considers a Portfolio to be competitive with peers if its fees or expenses are within one standard deviation of the mean of the fees or expenses, as the case may be, of the peer group.]

The following paragraphs outline the specific factors the Board considered in relation to renewing the Portfolios' current Agreement.

ING LIFESTYLE MODERATE PORTFOLIO

In its renewal deliberations for the Portfolio, the Board noted that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and
(3) the Portfolio was very recently launched and it is premature to evaluate.

After deliberations based on the above-listed factors, the Board renewed the Management Agreement for the Portfolio because, among other considerations, (1) the management fee of the Portfolio is very competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is very competitive with that of its Selected Peer Group, and (3) the considerations that caused the Board to originally approve the Portfolio still appear applicable.

ING LIFESTYLE MODERATE GROWTH PORTFOLIO

In its renewal deliberations for the Portfolio, the Board noted that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and
(3) the Portfolio was very recently launched and it is premature to evaluate.

After deliberations based on the above-listed factors, the Board renewed the Management Agreement for the Portfolio because, among other considerations, (1) the management fee of the Portfolio is very competitive as compared to its Selected Peer Group, (2) the expense ratio for the Portfolio is very competitive as compared to its Selected Peer Group, and (3) the considerations that caused the Board to originally approve the Portfolio still appear applicable.

ING LIFESTYLE GROWTH PORTFOLIO

In its renewal deliberations for the Portfolio, the Board noted that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and
(3) the Portfolio was very recently launched and it is premature to evaluate.

After deliberations based on the above-listed factors, the Board renewed the Management Agreement for the Portfolio because, among other considerations, (1) the management fee of the Portfolio is very competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is very competitive with that of its Selected Peer Group, and (3) the considerations that caused the Board to originally approve the Portfolio still appear applicable.

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

In its renewal deliberations for the Portfolio, the Board noted that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average of the expense ratios of its Selected Peer Group, and (3) the Portfolio was very recently launched and it is premature to evaluate.

After deliberations based on the above-listed factors, the Board renewed the Management Agreement for the Portfolio because, among other considerations, (1) the management fee of the Portfolio is very competitive with that of its Selected Peer Group, (2) the expense ratio for the Portfolio is very competitive with that of its Selected Peer Group, and (3) the considerations that caused the Board to originally approve the Portfolio still appear applicable.


Based upon its review, the Board of Trustees has determined that the Agreement is in the best interests of the LifeStyle Portfolios and their shareholders and that the fees to be paid under the Agreement are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees, with respect to each Portfolio, including the unanimous vote of the Independent Trustees, approved the Agreement.


The Agreement continues in effect for an initial two-year period and from year to year thereafter with respect to each Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and (ii) a majority of the Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Agreement is terminable without penalty with not less than 60 days' notice by the Board or by a vote of the holders of a majority of the Portfolio's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Manager. The Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).


As compensation for its services under the Agreement, the Trust pays the Manager a monthly fee in arrears and is expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:

ING LifeStyle Moderate Portfolio                     0.14%
ING LifeStyle Moderate Growth Portfolio              0.14%
ING LifeStyle Growth Portfolio                       0.14%
ING LifeStyle Aggressive Growth Portfolio            0.14%


Gross fees paid to the Manager under the Management Agreement (pursuant to which the Manager provides all services reasonably necessary for the operation of the Trust) for the fiscal year ended December 31, 2004 are as follows. Because the LifeStyle Portfolios had not commenced operations as of fiscal years ended December 31, 2003 and 2002, no fees were paid to the Manager under the Agreement for fiscal years ended December 31, 2003 and 2002.



PORTFOLIO                                                2004                   2003                    2002
------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate Portfolio                           $                     N/A                    N/A

ING LifeStyle Moderate Growth Portfolio                    $                     N/A                    N/A

ING LifeStyle Growth Portfolio                             $                     N/A                    N/A

ING LifeStyle Aggressive Growth Portfolio                  $                     N/A                    N/A


EXPENSE LIMITATION AGREEMENT

The Manager has entered into an expense limitation agreement with each Portfolio, pursuant to which the Manager has agreed to waive or limit its fees. In connection with this agreement, the Manager will assume other expenses so that the total annual ordinary operating expenses of each Portfolio (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Manager) do not exceed 0.14% of the Portfolio's average daily net assets, subject to possible recoupment by the Manager within three years.

The expense limitation agreement provides that the expense limitation shall continue until December 31, 2005. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Manager provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days' prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days' prior written notice to the Manager at its principal place of business.

ADMINISTRATOR

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, serves as Administrator for the LifeStyle Portfolios. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. For its services under the Administration Services Agreement, ING Funds Services receives no compensation for its service to the LifeStyle Portfolios.

DISTRIBUTOR

Directed Services, Inc. ("DSI") serves as each Portfolio's principal underwriter and distributor. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI, like the Manager, is an indirect wholly owned subsidiary of ING Groep, N.V, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI. Therefore, DSI may be deemed to be an affiliate of the LifeStyle Portfolios. The Manager may, from its own resources, compensate DSI for distribution services provided to the LifeStyle Portfolios.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as the investment medium for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company ("Golden American"). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

CODE OF ETHICS


The Portfolios, the Manager, and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios' Compliance Officer or his or her designee and to report all transactions on a regular basis.


DISCLOSURE OF THE LIFESTYLE PORTFOLIOS' PORTFOLIO SECURITIES


The LifeStyle Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the LifeStyle Portfolios' annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolios post their complete portfolio holdings schedule on ING's website (www.ingfunds.com) a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The complete portfolio holdings schedule is as of the preceding quarter-end (e.g., the Portfolios will post the quarter-ending June 30 holdings on August 1).

The LifeStyle Portfolios also compile a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of the month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual reports, or view them on ING's website, the Portfolios' complete portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING's website, the LifeStyle Portfolios may provide their complete portfolio holdings schedule to certain unaffiliated third parties and affiliates when the LifeStyle Portfolios have a legitimate business purpose for doing so. Specifically, the Portfolios' disclosure of their portfolio holdings may include disclosure:

   -  To the Portfolios' auditors for use in providing audit opinions;
   - To financial printers for the purpose of preparing the Portfolios' regulatory filings;
   -  For the purpose of due diligence regarding a merger or acquisition;
   - To a new adviser or Portfolio Manager prior to the commencement of its management of the Portfolios;
   - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's;
   - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;
   - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or
   - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios' shareholders.

     In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The LifeStyle Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the LifeStyle Portfolios' portfolio securities is in the best interests of the LifeStyle Portfolios' shareholders, including procedures to address conflicts between the interests of the LifeStyle Portfolios' shareholders, on the one hand, and those of the LifeStyle Portfolios' Manager, Portfolio Manager, principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the LifeStyle Portfolios' sub-administrator (or administrator, as the case may be) to implement the Board's policies and direct administrator to document the expected benefit to shareholders. Among other considerations, the sub-administrator (or administrator, as the case may be) is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a LifeStyle Portfolios' shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Manager, Portfolio Manager, principal underwriter and their affiliates. The Board has authorized the senior officers of a LifeStyle Portfolio's administrator to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The LifeStyle Portfolios' sub-administrator (or administrator, as the case may be) reports quarterly to the Board regarding the implementation of the Policies.

     The LifeStyle Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' full portfolio holdings:



                                                                                     TIME LAG BETWEEN DATE OF
                                                                                       INFORMATION AND DATE
               1.PARTY                PURPOSE                    FREQUENCY             INFORMATION RELEASED
-------------------------------------------------------------------------------------------------------------
Morningstar, Inc.             Fund Rating & Ranking        Monthly                    None

Lipper                        Fund Rating & Ranking        Monthly                    None

Thomson Financial             Fund Rating & Ranking        Monthly                    None

Standard & Poor's             Fund Rating & Ranking        Monthly                    30-45 days

Institutional Shareholder     Proxy Voting                 Daily                      None
Services, Inc.                & Class Action
                              Services

Charles River Development     Compliance                   Daily                      None



     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The LifeStyle Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the LifeStyle Portfolios will be disclosed to the Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the LifeStyle Portfolios, the Manager, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.


PROXY VOTING PROCEDURES


The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the LifeStyle Portfolios' portfolio securities. The procedures and guidelines that funds-of-funds, including the LifeStyle Portfolios, will "echo" vote their interests in Underlying Funds. This means that, if a LifeStyle Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests. The procedures and guidelines delegate to the Manager the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Manager, the Board has also approved the Manager's proxy voting procedures, which require the Manager to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedure's and guidelines of the LifeStyle Portfolios, including procedures of the Manager, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the LifeStyle Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is made available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS(1)


Investment decisions for each Portfolio are made by the Portfolio Manager of each Portfolio. Each Portfolio Manager has investment advisory clients other than the Portfolio. A particular security may be bought or sold by a Portfolio Manager for clients even though it could have been bought or sold for other clients at the same time. In the event that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner deemed fair and reasonable by the Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Portfolio Manager, and the results of such allocations, are subject to periodic review by the Trust's Manager and Board. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.


----------
(1) For purposes of this section, the discussion relating to investment decisions made by the Manager with respect to a Portfolio also includes investment decisions made by a Portfolio Manager with respect to an Underlying Fund. For convenience, only the terms Manager and Portfolio are used.

BROKERAGE AND RESEARCH SERVICES


The Manager places all orders for the purchase and sale of portfolio securities, options, and futures contracts for a Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the Manager will attempt to obtain the best execution for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, confidentiality, including trade anonymity, the quality of the service, the difficulty of execution and operational facilities of the firms involved, capital commitment, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on U.S. stock exchanges for the account of a Portfolio, the Manager may pay higher commission rates than the lowest available when the Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, in cases where there is no stated commission, the price will include an undisclosed commission or markup. There is generally no stated commission in the case of fixed income securities, which are generally traded in the over-the-counter markets, but the price paid by a Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Manager, commissions for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Manager may also take into account the quality of the research and related services that can be provided by a broker-dealer, provided that the Manager makes a good faith determination that the brokerage commissions paid by the Portfolio are reasonable in light of research and other products and services the broker-dealer provides.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers that execute portfolio transactions for the clients of the manager. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, the Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Portfolio Manager places the Portfolio's portfolio transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and the Manager or Portfolio Manager does not bear the expense of these services of provided by a broker-dealer that executes trades for a Portfolio, and the management fee paid to the Manager or portfolio management fee paid to a Portfolio Manager is not reduced because of the receipt of research services received in this fashion. The Portfolio Manager may also receive research or research credits from brokers that are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. Some of these services may be of value to the Portfolio Manager and its affiliates in advising its various clients (including the Portfolio), although not all of these research services received by the Manager or the Portfolio Manager will necessarily be useful and of value in managing a Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by the Manager or a Portfolio Manager for the execution of securities transactions for a Portfolio.

Portfolio transactions may be executed by brokers affiliated with the ING Groep N.V. or the Manager, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

For the fiscal year ended December 31, 2004, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers because of research services:



                                                    COMMISSIONS PAID ON TOTAL
       PORTFOLIO                                           TRANSACTIONS
       -------------------------------------------------------------------------
                                              $



As noted above, the Manager may purchase new issues of securities for a Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Portfolio Manager with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit a Portfolio, other clients of the Manager, and the Portfolio Manager without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the LifeStyle Portfolios as well as shares of other investment companies or accounts managed by the Managers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the LifeStyle Portfolios.

On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or subadviser), the Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be equitable and consistent with its fiduciary obligations to a Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Portfolio.

Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

The Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Manager where, in the judgment of the Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers. Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Manager may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or the Manager, and if there is in effect a written contract between the Manager and the Trust expressly permitting the affiliated broker-dealer or the Manager to receive and retain such compensation. The Agreement provides that the Manager may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.


SEC rules further require that commissions paid to such an affiliated broker-dealer or the Manager by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of the Manager as of March 31, 2005: ING Baring Financial Products, ING Baring Grupo Financiero (Mexico) S.A. de C.V, ING Baring Holding Nederland B.V., ING Baring Holdings Limited, ING Baring Investment (Eurasia) ZAO, ING Baring Operational Services (Taiwan) Limited, ING Baring Securities (France ) S.A., ING Baring Securities (Hong Kong) Ltd., ING Baring Securities (Hungary) Rt., ING Baring Securities (India) Pvt. Ltd., ING Baring Securities (Japan) Limited, ING Baring Securities (Overseas) Ltd., ING Baring Securities (Philippines) Inc., ING Baring Securities (Poland) Holding B.V.ING Baring Securities (Romania) S.A., ING Baring Securities (Singapore) Pte Ltd, ING Baring Securities (Slovakia), o.c.p.a.s., ING Baring Securities (Taiwan) Limited (SICE), ING Baring Securities (Thailand) Limited, ING Baring Securities Argentina S.A., ING Baring Securities Holdings Limited, ING Baring Securities Management Services (Hong Kong) Ltd, ING Baring Securities Pakistan (Private) Limited, ING Baring Securities Services Limited, ING Baring Sociedad de Bolsa (Argentina), S.A., ING Baring South Africa Limited, ING Barings Corp., ING Barings Deutschland (GmbH), ING Barings Ecuador Casa de Valores S.A., ING Barings Southern Africa (proprietary) Limited, ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.


Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.


For the fiscal year ended December 31, 2004, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted:



                         TOTAL AMOUNT        TOTAL AMOUNT        % OF TOTAL        % OF PORTFOLIO
                        OF COMMISSION       OF COMMISSIONS       COMMISSIONS        DOLLAR AMOUNT
PORTFOLIO                    PAID         PAID TO AFFILIATE   PAID TO AFFILIATE   OF TRANSACTIONS        AFFILIATE
---------------------------------------------------------------------------------------------------------------------




The Manager may use its best efforts (subject to obtaining best execution of each transaction) to allocate up to 25% of a LifeStyle Portfolio's equity security transactions to broker-dealers that participate in commission recapture programs that have been established for the benefit of the LifeStyle Portfolios. Under these programs, the participating broker-dealers will return to the LifeStyle Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit of the LifeStyle Portfolios, and not the Manager.

During the fiscal year ended December 31, 2004, the following LifeStyle Portfolios acquired securities of their regular broker dealers acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of December 31, 2004:



PORTFOLIO                             SECURITY                   MARKET VALUE
--------------------------------------------------------------------------------


PORTFOLIO TURNOVER


A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups of brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the LifeStyle Portfolios.


                                 NET ASSET VALUE


As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of a Portfolio's shares could be indirectly affected. As a general matter, the LifeStyle Portfolios do not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the LifeStyle Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and therefore assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See the "Net Asset Value" section of the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days which the NYSE is not open. Consequently, the calculation of an Underlying Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its NAV. The Board has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event or if the closing value is deemed unreliable, be determined as of the time a Portfolio calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. A research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV, and there can be no assurance that these analyses and/or models will accurately gauge the effect of subsequent events on closing price of a foreign security. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations or the closing values are determined in good faith to be more accurate. Unless an event has occurred which constitutes a significant event under procedures adopted by the Board or unless closing prices are otherwise deemed unreliable, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV per share.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.


                             PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield of the portfolios of the Trust, and the total return of the portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the portfolio offers its shares.

Quotations of yield for the portfolios of the Trust will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

         YIELD = 2 [((a-b)/cd + 1)(TO THE POWER OF 6) - 1]

where,

         a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a portfolio of the Trust will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula:
P (1 + T)(TO THE POWER OF n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


The following are the Portfolios' average annual total returns for the periods indicated for each year ended December 31:



                                                                                       SINCE         DATE OF
PORTFOLIO                                     1 YEAR       5 YEARS      10 YEARS     INCEPTION      INCEPTION
---------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate Portfolio
ING LifeStyle Moderate Growth Portfolio
ING LifeStyle Growth Portfolio
ING LifeStyle Aggressive Growth Portfolio


Performance information for a portfolio of the Trust may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index and the Merrill Lynch U.S. High Yield BB-B Rated Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including
(i) the ranking of any LifeStyle Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning the Manager, the Portfolio Managers, or affiliates of the Trust, including (i) performance rankings of other mutual funds managed by a Portfolio Manager, or the individuals employed by a Portfolio Manager who exercise responsibility for the day-to-day management of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Manager to the Trust, including information related to the selection and monitoring of the Portfolio Managers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a portfolio is intended, based upon each portfolio's investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a portfolio of the Trust will not take into account charges and deductions against any Separate Accounts to which the portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for any portfolio of the Trust reflects only the performance of a hypothetical investment in the portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES

Shares of the LifeStyle Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the LifeStyle Portfolios' Manager and its affiliates.

Each Portfolio intends to qualify, and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following
(1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

The LifeStyle Portfolios must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

The Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. The arrangements concerning these LifeStyle Portfolios are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that variable contract owners were not owners of separate account assets. Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your variable contract's proportionate share of the assets of the separate account. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the LifeStyle Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments -- Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such LifeStyle Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. An Underlying Fund investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments. Owners of Variable Contracts investing in LifeStyle Portfolios that invest in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund. However, no assurance can be given that such elections can or will be made.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the LifeStyle Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION

CAPITALIZATION


The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 46 different investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her PRO RATA share of the net assets of that portfolio. All of the LifeStyle Portfolios discussed in this SAI are diversified.


On May 1, 2003, the Trust's name was changed to the ING Investors Trust. Prior to that date on January 31, 1992, the name of the Trust was changed to The GCG Trust from The Specialty Managers Trust.

VOTING RIGHTS

Shareholders of the Lifestyle Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES


Shares of the Lifestyle Portfolios may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.


If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.


Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.


REDEMPTION OF SHARES


Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose separate account invests in a LifeStyle Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.


If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

EXCHANGES


Shares of the same class of any one portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of each portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in a portfolio of the Trust.


The Trust reserves the right to discontinue offering shares of one or more portfolios at any time. In the event that a portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the Liquid Assets of the Trust or any successor to such portfolio.

CUSTODIAN

The Bank of New York, One Wall Street, New York, NY, 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for the LifeStyle Portfolios.

TRANSFER AGENT

DST Systems, Inc., P.O. Box 419368, Kansas City, MO 64141, serves as the transfer agent and dividend-paying agent to the LifeStyle Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street Boston, MA 02110, has been appointed as the Trust's independent registered public accounting firm. KPMG LLP audits the financial statements of the Trust and provides other audit, tax, and related services.


LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

This SAI and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


Financial statements for the LifeStyle Portfolios for the fiscal year ended December 31, 2004 will be available ___, 2005 and may be obtained without charge by contacting the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, (800) 992-0180.

                                   APPENDIX A

                           DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

          Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

          Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

          Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

          AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

          S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

        DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND
                                  INSTRUMENTS:

          Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

          MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

          MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

          PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

          PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

          AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

          BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

          D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

          PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

          SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

          SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

          An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                   APPENDIX B
                             PROXY VOTING PROCEDURES


                                    ING FUNDS

                                   ----------

                     PROXY VOTING PROCEDURES AND GUIDELINES

                                   ----------

I.       INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.      VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.     DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.      APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.       VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

         A.       Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

         B.       Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                  In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

                  2.       NON-VOTES:  Votes in Which No Action is Taken

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

                  3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

                  If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

                  If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment
                  Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                  4.       Referrals to a Fund's Valuation and Proxy Voting
                           Committee

                  A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                  The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                  The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.      CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.     REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES

                                   ----------

I.       INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.      ROLES AND RESPONSIBILITIES

         A.       Proxy Coordinator

         The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

         Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

         Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

         B.       Agent

         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

         The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation and Proxy Voting Committee ("Committee").

         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

         Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

         C.       Proxy Group

         The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

         A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

         A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

         For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment
         Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

         If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

         If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

         The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

         D.       Investment Professionals

         The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.     VOTING PROCEDURES

         A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

         B.       Routine Matters

         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

         C.       Matters Requiring Case-by-Case Consideration

         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

                  1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                  In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

                  2.       NON-VOTES: Votes in Which No Action is Taken

                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                  Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

                  3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

                  4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.      ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

         A.       Assessment of the Agent

                  The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

                  Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

         B.       Conflicts of Interest

                  The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

                  In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

                  For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

                  The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.       REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

        NAME                                              TITLE OR AFFILIATION
Stanley D. Vyner                      Chief Investment Risk Officer and Executive Vice President of ING
                                      Investments, LLC

Karla J. Bos                          Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                                      Funds Services, LLC

Maria Anderson                        Vice President of Fund Compliance, ING Funds Services, LLC

Michael J. Roland                     Executive Vice President and Chief Financial Officer of ING Investments,
                                      LLC; Vice President, ING Life Insurance
                                      and Annuity Company; and Assistant
                                      Secretary, Directed Services, Inc.

Todd Modic                            Vice President of Financial Reporting - Fund Accounting of ING Funds
                                      Services, LLC

Theresa K. Kelety, Esq.               Counsel, ING Americas US Legal Services

Effective as of April 21, 2004

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                                   ----------

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

                                   ----------

I.       INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.      GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.       THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Consider nominees who sit on more than six public company boards on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     (2)  Only if the director's legal expenses would be covered.

2.       PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.       AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.       PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.       TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.       MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
     - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
     -   If the dissidents agree, the policy remains in place.
     - If the dissidents do not agree, the confidential voting policy is waived.
Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.       CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.

     - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
     - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
     - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.
Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.       EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.

Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

         AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

         Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
         Section 162(m) of OBRA.

         AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

         Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

         AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

         Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
         Section 162(m) should be evaluated on a CASE-BY-CASE basis.

         APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

         Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive

Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.       STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.      MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.      MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.      GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:
     -   the opening of the shareholder meeting

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     -   that the meeting has been convened under local regulatory requirements
     -   the presence of quorum
     -   the agenda for the shareholder meeting
     -   the election of the chair of the meeting
     -   the appointment of shareholders to co-sign the minutes of the meeting
     -   regulatory filings (E.G., to effect approved share issuances)
     - the designation of inspector or shareholder representative(s) of minutes of meeting
     - the designation of two shareholders to approve and sign minutes of meeting
     -   the allowance of questions
     -   the publication of minutes
     -   the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

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In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS

With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS

Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES

Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
     -   it is editorial in nature;
     -   shareholder rights are protected;
     -   there is negligible or positive impact on shareholder value;
     -   management provides adequate reasons for the amendments; or
     -   the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
     - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.
     - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

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                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a)   (1)   Amended and Restated Agreement and Declaration of Trust dated
            February 26, 2002 (17)

      (2) Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

      (3) Amendment #2 dated May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

      (4) Amendment #3 dated June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

      (5) Amendment #4 dated June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

      (6) Amendment #5 dated August 25, 2003 to the Trust's Amended and Restated Agreement and Declaration of Trust dated February 26, 2002
            (20)

      (7) Amendment #6 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

      (8) Amendment #7 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

      (9) Amendment #9 dated November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

      (10) Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

      (11) Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

      (12) Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

      (13) Amendment #13, dated August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust *

      (14) Amendment #14, dated August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust *

      (15) Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust *

      (16) Amendment #16 dated November 8, 2004, to The Amended and Restated Agreement and Declaration of Trust *

(b)   By-laws (1)

(c)   Instruments Defining Rights of Security Holders (1)

(d)   (1)   (A)   Management Agreement dated October 24, 1997 as amended May 24,
                  2002 (22)

                        (i)   Amended Schedule A *

                        (ii) Amended Schedule B Compensation for Services to Series *

            (B) Investment Management Agreement dated August 21, 2003 for ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios (20)

                        (i) First Amendment to Investment Management Agreement effective September 2, 2004 *

            (C) Investment Management Agreement dated February 25, 2004 for ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio and ING LifeStyle Aggressive Growth Portfolio - (24)

                        (i) First Amendment to Management Agreement effective September 2, 2004 *

            (D) Investment Management Agreement dated May 2, 2005 with respect to ING FMR(SM) Earnings Growth Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, and ING MFS Utilities Portfolio *

      (2)   Portfolio Management Agreements

            (A) Portfolio Management Agreement with T. Rowe Price Associates, Inc. dated October 24, 1997 (2)

                        (i)   Schedule A to Portfolio Management Agreement *

                        (ii) Amendment to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. (11)

                        (iii) Second Amendment dated September 1, 2003 to
                              Portfolio Manager Agreement with T. Rowe Price Associates, Inc. (22)

                        (iv) Amended Schedule B Compensation for Services to Series *

            (B) Portfolio Management Agreement with Eagle Asset Management, Inc. (2)

                        (i)   Schedule A *

                        (ii) First Amendment dated September 1, 2003 to Portfolio Manager Agreement with Eagle Asset Management, Inc. (22)

            (C) Amended and Restated Portfolio Management Agreement with Massachusetts Financial Services Company dated [ ] *

            (D) Portfolio Management Agreement with Baring International Investment Limited dated June 3, 1998 (1)

                        (i)   Amended Schedule A *

                        (ii)  Amended Schedule B*

                        (iii) First Amendment dated September 1, 2003 to
                              Portfolio Management Agreement with Baring
                              International Investment Limited (22)

            (E) Portfolio Management Agreement with A I M Capital Management, Inc. (1)

                        (i)   Schedule A *

                        (ii)  Schedule B (22)

                        (iii) Amendment No. 1 to Sub-Advisory Agreement
                              effective January 3, 2000 (9)

                        (iv) Amendment #2 effective April 14, 2003 to Sub-Advisory Agreement with AIM Capital Management, Inc. (20)

                        (v) Third Amendment effective July 1, 2003 to Sub-advisory Agreement with AIM Capital Management, Inc. (22)

                        (vi) Fourth Amendment effective September 1, 2003 to Sub-Advisory Agreement with AIM Capital Management, Inc. (22)

            (F) Portfolio Management Agreement with Alliance Capital Management L.P. dated February 26, 1999 (1)

                        (i)   Schedule A *

                        (ii) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Alliance Capital Management, L.P. (22)

            (G) Portfolio Management Agreement with Salomon Brothers Asset Management Inc. dated February 1, 2000 (20)

                        (i)   Schedule A *

                        (ii) Amended Schedule B Compensation for Services to Series *

                        (iii) Amendment dated January 1, 2002 to Portfolio
                              Management Agreement with Salomon Brothers Asset Management Inc. (11)

                        (iv) Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Salomon Brothers Asset Management, Inc. (22)

            (H) Portfolio Management Agreement with Capital Guardian Trust Company dated January 28, 2000 (9)

                        (i)   Schedule A *

                        (ii)  Schedule B *

                        (iii) Form of First Amendment dated September 1, 2003 to
                              Portfolio Management Agreement with Capital
                              Guardian Trust Company (20)

            (I) Amended and Restated Portfolio Management Agreement with Fidelity Management & Research Company dated May 2, 2005 *

            (J) Portfolio Management Agreement with Goldman Sachs & Company dated May 1, 2001 (18)

                        (i) Assumption Agreement between Goldman Sachs & Co. and Goldman Sachs Asset Management, L.P. dated June 10, 2003 (18)

                        (ii) Form of First Amendment dated July 1, 2003 to Portfolio Management Agreement with Goldman Sachs & Company (20)

                        (iii) Form of Second Amendment dated September 1, 2003
                              to Portfolio Management Agreement with Goldman Sachs & Company (20)

                        (iv) Amended Schedule B Compensation for Services to Series *

            (K) Portfolio Management Agreement with Pacific Investment Management Company, LLC dated April 30, 2001 (18)

                        (i) Amended Schedule A to Portfolio Management Agreement with Pacific Investment Management Company, LLC (20)

                        (ii) Amended Schedule B Compensation for Services to Series *

                        (iii) Form of First Amendment dated September 1, 2003 to
                              Portfolio Management Agreement with Pacific
                              Investment Management Company, LLC (20)

            (L) Portfolio Management Agreement with Morgan Stanley Investment Management Inc. dated May 1, 2002 (18)

                        (i)   Schedule A *

                        (ii)  Schedule B *

                        (iii) Form of First Amendment dated September 1, 2003 to
                              Portfolio Management Agreement with Morgan Stanley Investment Management, Inc. (20)

                        (iv) Sub-Advisory Agreement dated December 1, 2003 between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited
                              (22)

            (M) Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. dated March 26, 2002 (18)

                        (i)   Schedule A *

                        (ii) First Amendment dated September 1, 2003 to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. (22)

                        (iii) Assumption letter dated October 28, 2003, to
                              Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. (23)

            (N) Portfolio Management Agreement with Janus Capital Management LLC April 3, 2002 (18)

                        (i) Amended Schedule B - Compensation for Services to Series *

                        (ii) First Amendment effective July 1, 2003 to Portfolio Management Agreement between Janus Capital Management LLC (23)

                        (iii) Second Amendment dated September 1, 2003 with
                              respect to the Portfolio Management Agreement with Janus Capital Management LLC (23)

                        (iv) Termination Letter with respect to the Portfolio Management Agreement between Janus Capital Management LLC and Registrant regarding ING Janus Growth and Income Portfolio (23)

            (O) Portfolio Management Agreement with UBS Global Asset Management (Americas) Inc. dated May 1, 2003 (20)

                        (i)   Schedule B - Compensation for Services to Series *

                        (ii) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with UBS Global Asset Management (Americas) Inc. (20)

            (P) Amended and Restated Portfolio Management Agreement with Marsico Capital Management, LLC dated May 2, 2005 *

            (Q) Sub-Advisory Agreement with Julius Baer Investment Management LLC dated September 2, 2003 (19)

            (R) Sub-Advisory Agreement with Aeltus Investment Management, Inc. dated August 1, 2003 (22)

                        (i)   Amended Schedule A with respect to the
                              Sub-Advisory Agreement between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

                        (ii) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Aeltus Investment Management, Inc. (22)

            (S) Portfolio Management Agreement with Jennison Associates, LLC dated July 31, 2002 (20)

                        (i) First Amendment dated September 1, 2003 to Portfolio Management Agreement between Jennison Associates, LLC (22)

            (T) Portfolio Management Agreement with Fund Asset Management, L.P. dated May 1, 2002 (20)

                        (i) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Fund Asset Management, L.P. (22)

            (U) Portfolio Management Agreement with Evergreen Investment Management Company, LLC for ING Evergreen Health Sciences Portfolio and ING Evergreen Omega Portfolio dated May 3, 2004
                  (24)

            (V) Portfolio Management Agreement with Legg Mason Funds Management, Inc. dated May 3, 2004 *

            (W) Portfolio Management Agreement with ING Investment Management Advisors B.V., dated March 1, 2004 (23)

                        (i) Amended Schedule A with respect to the Portfolio Management Agreement with ING Investment Management Advisors B.V. (23)

                        (ii) Amended Schedule B, Compensation for Services to the Series, with respect to the Portfolio Management Agreement with ING Investment Management Advisors B.V. (23)

                        (iii) Termination Letter with respect to the Portfolio
                              Management Agreement between ING Investment
                              Management Advisors B.V dated [ ] *

            (X) Portfolio Management Agreement with Pioneer Investment Management, Inc. dated [ ] *

            (Y) Portfolio Management Agreement with OppenheimerFunds, Inc. dated November 8, 2004 *

      (3)   (A)   Administrative Services Sub-Contract between DSI, Inc. and ING
                  Funds Services, LLC dated January 2, 2003  (18)

                        (i) Amended Schedule A to Administrative Services Sub-Contract between DSI, Inc. and ING Funds Services, LLC *

            (B) Administrative and Shareholder Service Agreement dated September 27, 2000 by and between Directed Services, Inc. and Security Life of Denver Insurance Company *

            (C) Administrative and Shareholder Service Agreement dated December 11, 2000 by and between Directed Services, Inc. and Southland Life Insurance Company (13)

            (D) Amended and Restated Administration Agreement dated August 21, 2003 between ING Investors Trust and ING Funds Services, LLC for ING American Funds Growth, ING American Funds International, ING American Funds Growth-Income, ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios
                  *

            (E) Administration Agreement dated May 3, 2004 between ING Investors Trust and ING Funds Services, LLC for the LifeStyle Portfolios (24)

(e)   (1)   Amended and Restated Distribution Agreement dated June 14, 1996, as
            Amended and Restated February 26, 2002 (17)

            (A) Amendment to Amended and Restated Distribution Agreement as of October 1, 2003 *

            (B) Amended Schedule A Schedule of Series with respect to ING Investors Trust Amended and Restated Distribution Agreement *

      (2) Distribution Agreement dated August 21, 2003 between ING Investors Trust and Directed Services, Inc. (20)

            (A) Amendment dated October 1, 2003 to Distribution Agreement dated August 21, 2003 *

            (B) Amended Schedule A to Distribution Agreement for the LifeStyle Portfolios (24)

      (3) Distribution Agreement dated May 2, 2005 between ING Investors Trust and Directed Services, Inc. with respect to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, Marsico International Opportunities, and ING MFS Utilities Portfolios *

(f)   Not Applicable

(g)   (1)   Custody Agreement with The Bank of New York dated January 6, 2003
            (19)

                  (i)   Amended Exhibit A to Custody Agreement *

      (2)   Foreign Custody Manager Agreement dated January 6, 2003 (20)

                  (i)   Amended Exhibit A to the Foreign Custody Agreement *

      (3) Fund Accounting Agreement with Bank of New York dated January 6, 2003 (22)

                  (i)   Amended Exhibit A to Fund Accounting Agreement *

(h)   (1)   (A)   Amended and Restated Shareholder Servicing Agreement for ING
                  Investors Trust [ ] *

                  (i) Amended Schedule A Schedule of Series with respect to Shareholder Services Agreement between ING Investors Trust and Directed Services, Inc.

            (B) Shareholder Services Agreement between ING Investors Trust and Directed Services, Inc. with respect to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios *

            (C) Third Party Brokerage Agreement dated March 1, 2002 between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust *

            (D) Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I dated August 7, 2003 (22)

                  (i)   Letter to Bank of New York and Amended Exhibit A *

                  (ii)  Global Securities Lending Supplement *

      (2)   (A)   Organizational Agreement for Golden American Life Insurance
                  Company  (1)

                        (i) Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)

                        (ii) Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series (2)

                        (iii) Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

                        (iv) Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)

                        (v) Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

                        (vi) Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

                        (vii) Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)

                        (viii)  Addendum dated June 15, 1999 to the
                                Organizational Agreement adding Investors
                                Series, All Cap Series and the Large Cap Growth Series (9)

                        (ix)    Addendum dated May 18, 2000 to the
                                Organizational Agreement adding Diversified
                                Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

                        (x) Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

                        (xi) Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

                        (xii) Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

            (B) Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

                        (i) Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company)
                              (1)

      (3)   (A)   Settlement Agreement for Golden American Life Insurance
                  Company  (1)

            (B)   Assignment Agreement for Settlement Agreement (2)

            (C) Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

            (D)   Assignment Agreement for Settlement Agreement (1)

      (4)   (A)   Indemnification Agreement dated March 20, 1991 between The
                  Specialty Managers Trust and Directed Services, Inc. (1)

            (B) Indemnification Agreement dated October 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A *

      (5)   (A)   Participation Agreement dated April 30, 2003 among ING Life
                  Insurance and Annuity Company, The GCG Trust (renamed ING
                  Investors Trust effective May 1, 2003) and Directed Services,
                  Inc. (18)

            (B) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (18)

                        (i) First Amendment to Participation Agreement dated May 2004 *

            (C) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company of New York, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (18)

                        (i) First Amendment to Participation Agreement dated May 2004 *

            (D) Participation Agreement dated May 1, 2003 among Golden American Life Insurance Company, ING Investors Trust and Directed Services, Inc. (22)

            (E) Form of Participation Agreement among Equitable Life Insurance Company of Iowa, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (17)

            (F) Form of Participation Agreement dated May 1, 2004 among Security Life of Denver, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. (17)

                        (i) Amendment to Private Placement Participation Agreement dated June 27, 2003 (22)

            (G) Form of Participation Agreement among Southland Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. (17)

            (H) Participation Agreement dated May 1, 2003 among United Life and Annuity Insurance Co., ING Investors Trust, and Directed Services, Inc (22)

            (I) Form of Fund Participation Agreement dated September 2, 2003 among Golden American Life Insurance Company, Reliastar Life Insurance Company of New

                  York, ING Investors Trust, ING Investments, LLC, Directed Services Inc., American Funds Insurance Series, and Capital Research and Management Company. (20)

            (J) Participation Agreement among ING Investors Trust (formerly, The GCG Trust), Directed Services, Inc., and Security Equity Life Insurance Company (22)

                        (i) Assignment of and Amendment #1 to Participation Agreement Among ING Investors Trust, Directed Services, Inc., and Security Equity Life Insurance Company dated October 13, 1994 (22)

            (K) Fund Participation Agreement dated September 2, 2003, as amended and restated April 2004 among ING USA Annuity and Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, American Funds Insurance Series, and Capital Research and Management Company *

      (6)   (A)   Agency Agreement dated November 30, 2000 between the Funds and
                  DST Systems, Inc. regarding ING American Funds Growth, ING
                  American Funds International and ING American Funds
                  Growth-Income Portfolios (20)

                        (i) Amended and Restated Exhibit A to Agency Agreement dated [ ] *

      (7)   (A)   Allocation Agreement dated May 24, 2002 - Fidelity Bond (23)

                  (i) Amended Schedule A with respect to the Allocation Agreement - Blanket Bond (23)

            (B) Allocation Agreement dated May 24, 2002 - Directors & Officers Liability (23)

                        (i) Amended Schedule A with respect to the Allocation Agreement - Directors and Officers Liability (23)

            (C)   Proxy Agent Fee Allocation Agreement made August 21, 2003 (23)

                        (i) Amended Schedule A with respect to the Proxy Agent Fee Allocation Agreement (23)

            (D)   FT Interactive Fee Allocation Agreement made August 21, 2003
                  (23)

                              (i) Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement (23)

                              (ii) Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement (24)

      (8)         Form of Investment Company Institute Fee Allocation Agreement
                  (23)

      (9)         Form of Securities Class Action Services Fee Allocation
                  Agreement (23)

      (10)  (A)   Expense Limitation Agreement dated February 25, 2004 between
                  ING

                  Investments, LLC and ING Investors Trust with respect to ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, and ING LifeStyle Aggressive Growth Portfolio - *

                        (i) Amended and Restated Expense Limitation Agreement dated February 1, 2005 *

            (B) Expense Limitation Agreement dated February 1, 2005 between Directed Services, Inc. and ING Investors Trust with respect to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios *

            (C) Expense Limitation Agreement dated January 1, 2005 between Directed Services, Inc. and ING Investors Trust with respect to ING Goldman Sachs Tollkeeper(SM) Portfolio - *

                        (i) Amended and Restated Expense Limitation Agreement dated February 1, 2005 between Directed Services, Inc. and ING Investors Trust with respect to ING Goldmans Sachs Tollkeeper(SM) Portfolio *

                        (ii) Amended Schedule A to Amended and Restated Expense Limitation Agreement *

(i)   (1)   Opinion of Dechert, LLP regarding the legality of the securities being registered with regard to the Class R shares (18)

      (2) Opinion of Dechert, LLP regarding the legality of the securities being registered with regard to ING American Funds Growth, ING American Funds Growth-Income, and ING American Funds International Portfolios (19)

      (3) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING PIMCO High Yield and ING Stock Index Portfolios (20)

      (4) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING Evergreen Health Sciences, ING Evergreen Omega, ING Lifestyle Moderate, ING Lifestyle Aggressive Growth, ING Lifestyle Growth, and ING Lifestyle Moderate Growth Portfolios (24)

      (5) Opinion and Consent of Dechert, LLP regarding legality of the securities being registered with regard to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios *

(j)   (1)   Consent of Dechert, LLP *

      (2)   Consent of KPMG, LLP *

(k)         Not Applicable

(1)         Initial Capital Agreement (1)

(m)         (1)   Rule 12b-1 Distribution Plan dated November 5, 2003 (22)

                (i) Amended Schedule A Schedule of Series with Respect to ING Investors Trust Rule 12b-1 Distribution Plan *

                (ii)    Reduction in fee letter for Class A shares dated [ ] *

            (2) Amended and Restated Shareholder Service and Distribution Plan for Adviser Class (formerly, Retirement Class) dated [ ] *

                (i)     Reduction in fee letter for Adviser Class shares dated
                        [ ] *

            (3) ING Investors Trust Rule 12b-1 Distribution Plan for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth - Income Portfolio dated September 2, 2003 (20)

(n) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust dated [ ] *

(o)         Not Applicable

(p)         Codes of Ethics

            (1)   A I M Capital Management, Inc. Code of Ethics (17)

            (2)  The GCG Trust Code of Ethics (4)

            (3)   Fidelity Management & Research Company Code of Ethics (20)

            (4)   Janus Capital Corporation Code of Ethics (20)

            (5) ING Funds, ING Investments, LLC and ING Funds Distributor Code of Ethics (23)

            (6)   Goldman Sachs & Company Code of Ethics (20)

            (7) Pacific Investment Management Company Code of Ethics dated February 1, 2004 (22)

            (8)   Baring International Investment Limited Code of Ethics (11)

            (9)   T. Rowe Price Associates, Inc. Code of Ethics (20)

            (10)  Alliance Capital Management L.P. Code of Ethics (20)

            (11) J.P. Morgan Fleming Asset Management (USA) Inc., J.P. Morgan Investment Management Inc., Robert Fleming, Inc., J.P. Morgan Fleming Asset Management (London) Limited, JP International Management Limited's Code of Ethics (7)

            (12)  Marsico Capital Management, LLC Code of Ethics (16)

            (13)  Capital Guardian Trust Company Code of Ethics (17)

            (14)  Eagle Asset Management, Inc. Code of Ethics (17)

            (15)  ING Investment Management LLC Code of Ethics (17)

            (16)  Massachusetts Financial Services Company Code of Ethics (17)

            (17)  Salomon Brothers Asset Management, Inc. Code of Ethics (17)

            (18)  UBS Global Asset Management (Americas) Inc. Code of Ethics
                  (17)

            (19)  American Funds Insurance Series Code of Ethics (20)

            (20)  Aeltus Investment Management, Inc. Code of Ethics (20)

            (21) Morgan Stanley Investment Management Inc. Code of Ethics dated August 16, 2002 (22)

            (22)  Evergreen Investment Management Company, LLC Code of Ethics
                  (24)

            (23)  OppenheimerFunds Investments Inc. Code of Ethics *

----------
            *     To be filed by subsequent Post-Effective Amendment

            (1) Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

            (2) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

            (3) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.

            (4) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.

            (5) Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.

            (6) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.

            (7) Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.

            (8) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

            (9) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.

            (10) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.

            (11) Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.

            (12) Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).

            (13) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).

            (14) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.

            (15) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

            (16) Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.

            (17) Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.

            (18) Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.

            (19) Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.

            (20) Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512.

            (21) Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512.

            (22) Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512.

            (23) Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

            (24) Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

Item 24.      Persons Controlled by or Under Control with Registrant.

      ING Investors Trust is a Massachusetts business trust for which separate financial statements are filed. [As of ____, 2005, ING USA Annuity and Life Insurance Company ("ING USA") and its affiliates, owned more than 25% of the Trust's outstanding voting securities, through direct ownership or through a separate account].

      ING USA and its insurance company affiliates are indirect wholly owned subsidiaries of ING Groep N.V.

      A list of persons directly or indirectly under common control with the ING Investors Trust is incorporated herein by reference to item 26 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 33-75988), as filed with the Securities and Exchange Commission on April 10, 2003.

Item 25.      Indemnification.

      Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

      Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

      The Trust has a management agreement with Directed Services Inc. ("DSI"), and The Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements"). Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

      The Trust has a management agreement with ING Investments, LLC ("ING Investments") with respect to the LifeStyle Portfolios. Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment's duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.      Business and Other Connections of Investment Adviser.

      Information as to the directors and officers of Directed Services, Inc. and ING Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of these advisers in the last two years, is included in their separate applications for registration as investment advisers on Form ADV (File No. 801-32675 and 801-48282, respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

      Information as to the directors and officers of each sub-adviser to a Portfolio of the ING Investors Trust (or in the case of the LifeStyle Portfolios, each sub-adviser to the Underlying Funds), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of each sub-adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.


            SUB-ADVISER                                               FILE NUMBER
            -----------                                               -----------
            A I M Capital Management, Inc.                            801-15211
            Alliance Capital Management L.P.                          801-56720
            Baring International Investment Limited                   801-15160
            Capital Guardian Trust Company                            801-60145
            Eagle Asset Management, Inc.                              801-21343
            Evergreen Investment Management Company, LLC              801-8327
            Fidelity Management & Research Company                    801-07884
            Goldman Sachs Asset Management L.P.                       801-16048
            ING Investment Management Co.                             801-9046
            Janus Capital Management LLC                              801-13991
            Jennison Associates LLC                                   801-05608
            J.P. Morgan Investment Management Inc.                    801-21011
            Julius Baer Investment Management, Inc.                   801-18766
            Legg Mason Funds Management, Inc.                         801-57714
            Marsico Capital Management, LLC                           801-54914
            Massachusetts Financial Services Company                  801-17352
            Mercury Advisors                                          801-12485
            OppenheimerFunds, Inc.                                    801-8253
            Pacific Investment Management                             801-48187
            Pioneer Investment Management, Inc.                       801-8255
            Salomon Brothers Asset Management, Inc.                   801-32046
            T. Rowe Price Associates, Inc.                            801-00856
            UBS Global Asset Management (Americas) Inc.               801-34910
            Van Kampen                                                801-15757


Item 27.    Principal Underwriters.

            (a) Directed Services, Inc. serves as Distributor of Shares of ING Investors Trust.

            (b) Information as to the directors and officers of the Distributor together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 08-39104) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

            (c)   Not Applicable (Underwriter Receives No Compensation)

Item 28.    Location of Accounts and Records.

            All accounts, books and other documents required to be maintained by
            Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of
            (a) ING Investors Trust, (b) the Investment Advisers (c) Distributor, (d) the Custodian, (e) the Transfer Agent, (f) the Sub-advisers, and (g) Sub-administrator. The address of each is as follows:

            (a)   ING Investors Trust
                  7337 East Doubletree Ranch Road
                  Scottsdale, AZ 85258

            (b)   Directed Services, Inc.
                  1475 Dunwoody Drive
                  West Chester, PA 19380

                  ING Investments, LLC
                  7337 East Doubletree Ranch Road
                  Scottsdale, AZ 85258
                  (for ING American Funds Growth, ING American Funds
                     International, ING American Funds Growth-Income Portfolios, and LifeStyle Portfolios only)

            (c)   Directed Services, Inc.
                  1475 Dunwoody Drive
                  West Chester, PA 19380

            (d)   Bank of New York
                  One Wall Street
                  New York, NY 10286

            (e)   Directed Services, Inc.
                  1475 Dunwoody Drive
                  West Chester, PA 19380

                  DST Systems, Inc.
                  P.O. Box 419368
                  Kansas City, MO 64141
                  (for ING American Funds Growth, ING American Funds
                     International, and ING American Funds Growth-Income Portfolios only)

            (f)   A I M Capital Management, Inc.
                  11 Greenway Plaza, STE 100
                  Houston, TX 77046

                  Alliance Capital Management L.P.
                  1345 Avenue of the Americas
                  New York, NY 10105

                  Baring International Investment Limited
                  155 Bishopsgate
                  London, England

                  Capital Guardian Trust Company
                  333 South Hope Street
                  Los Angeles, CA 90071

                  Eagle Asset Management, Inc.
                  880 Carillon Parkway
                  St. Petersburg, FL 33716

                  Evergreen Investment Management , LLC
                  200 Berkeley Street
                  Boston, MA  02116

                  Fidelity Management & Research Company
                  82 Devonshire Street
                  Boston, MA 02109

                  Goldman Sachs Asset Management, L.P.
                  85 Broad Street
                  New York, NY 10004

                  ING Investment Management Co.
                  230 Park Avenue
                  New York, NY 10169

                  Janus Capital Management LLC
                  100 Fillmore Street
                  Denver, CO 80206

                  Jennison Associates LLC
                  466 Lexington Avenue
                  New York, NY 10017

                  J.P. Morgan Investment Management Inc.
                  522 Fifth Avenue
                  New York, NY 10036

                  Julius Baer Investment Management LLC
                  330 Madison Avenue, 12th Floor
                  New York, NY 10017

                  Legg Mason Funds Management, Inc.
                  100 Light Street
                  Baltimore, MD 21202

                  Marsico Capital Management, LLC
                  1200 Seventeenth Street, Suite 1300
                  Denver, CO 80202

                  Massachusetts Financial Services Company
                  500 Boylston Street
                  Boston, MA 02116

                  Mercury Advisors
                  800 Scudder Mill Road
                  Plainsboro, NJ 08536

                  OppenheimerFunds, Inc.
                  Two World Financial Center
                  225 Liberty St.
                  New York, NY 10281 - 1008

                  Pacific Investment Management Company LLC
                  840 Newport Center Drive, Suite 300
                  Newport Beach, CA 92660

                  Pioneer Investment Management, Inc.
                  60 State Street
                  Boston, MA 02109

                  Salomon Brothers Asset Management, Inc.
                  399 Park Avenue
                  New York, NY 10022

                  T. Rowe Price Associates, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

                  UBS Global Asset Management (Americas) Inc.
                  One North Wacker Drive
                  Chicago, IL 60606

                  Van Kampen
                  1221 Avenue of the Americas
                  New York, NY 10020

            (g)   ING Funds Services, LLC
                  7337 East Doubletree Ranch Road
                  Scottsdale, AZ 85258

Item 29.    Management Services.

            There are no management-related service contracts not discussed in Part A or Part B.

Item 30.    Undertakings

            Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 27th day of January, 2005.


                                        ING INVESTORS TRUST

                                        /s/ Huey P. Falgout, Jr.
                                        ----------------------------
                                        Huey P. Falgout, Jr.
                                        Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                   SIGNATURE                            TITLE                                       DATE
                   ---------                            -----                                       ----
              /s/ John G. Turner*                       Trustee and Chairman          )
-------------------------------------------------
                 John G. Turner                                                       )
                                                                                      )
                                                        President and Chief           )
             /s/ James M. Hennessy*                     Executive Officer             )
-------------------------------------------------
               James M. Hennessy                                                      )
                                                        Executive Vice President      )
                                                        and Principal Financial       )
             /s/ Michael J. Roland*                     Officer                       )
-------------------------------------------------
               Michael J. Roland                                                      )
                                                                                      )
                /s/ John Boyer*                         Trustee                       )       January 27, 2005
-------------------------------------------------
                   John Boyer                                                         )
                                                                                      )
             /s/ J. Michael Earley*                     Trustee                       )
-------------------------------------------------
               J. Michael Earley                                                      )
                                                                                      )
           /s/ R. Barbara Gitenstein*                   Trustee                       )
-------------------------------------------------
             R. Barbara Gitenstein                                                    )

               /s/ Patrick Kenny*                       Trustee                       )
-------------------------------------------------
                 Patrick Kenny                                                        )

            /s/ Walter H. May, Jr. *                    Trustee                       )
-------------------------------------------------
               Walter H. May, Jr.                                                     )
                                                                                      )
                                                                                      )
            /s/ Thomas J. McInerney*                    Trustee                       )
-------------------------------------------------
              Thomas J. McInerney                                                     )
                                                                                      )
                /s/ Jock Patton*                        Trustee                       )
-------------------------------------------------
                  Jock Patton                                                         )
                                                                                      )
             /s/ David W.C. Putnam*                     Trustee                       )
-------------------------------------------------
               David W.C. Putnam                                                      )

-------------------------------------------------
             /s/ Roger B. Vincent*                      Trustee                       )
-------------------------------------------------
                Roger B. Vincent                                                      )
                                                                                      )
                                                                                      )
           /s/ Richard A. Wedemeyer*                    Trustee                       )
-------------------------------------------------
              Richard A. Wedemeyer                                                    )


*By: /s/ Huey P. Falgout, Jr.
     -------------------------
     Huey P. Falgout, Jr.
     as Attorney-in-Fact**


** Pursuant to powers of attorney for John G. Turner, James M. Hennessy, Michael
J. Roland, John Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Jr., Thomas J. McInerney, Jock Patton, David W.C. Putnum, Roger B. Vincent, and Richard A. Wedemeyer dated January 1, 2005 and filed herein.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                            1933 ACT SEC FILING #        1940 ACT SEC FILING #
ING Investors Trust                   33-23512                     811-5629
ING Partners, Inc.                    333-32575                    811-08319
ING Equity Trust                      333-56881                    811-8817
ING Funds Trust                       333-59745                    811-8895
ING Investment Funds, Inc.            002-34552                    811-1939
ING Mayflower Trust                   33-67852                     811-7978
ING Mutual Funds                      33-56094                     811-7428
ING Variable Insurance Trust          333-83071                    811-9477
ING Variable Products Trust           33-73140                     811-8220
ING VP Emerging Markets Fund, Inc.    33-73520                     811-8250
ING VP Natural Resources Trust        33-26116                     811-5710
USLICO Series Fund                    33-20957                     811-05451
ING Prime Rate Trust                  333-68239 ($5 mil)           811-5410
                                      333-61831 ($25 mil)          811-5410
ING Senior Income Fund                333-54910                    811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.


/s/ David W.C. Putnam
------------------------------------
David W.C. Putnam, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                            1933 ACT SEC FILING #        1940 ACT SEC FILING #
ING Investors Trust                   33-23512                     811-5629
ING Partners, Inc.                    333-32575                    811-08319
ING Equity Trust                      333-56881                    811-8817
ING Funds Trust                       333-59745                    811-8895
ING Investment Funds, Inc.            002-34552                    811-1939
ING Mayflower Trust                   33-67852                     811-7978
ING Mutual Funds                      33-56094                     811-7428
ING Variable Insurance Trust          333-83071                    811-9477
ING Variable Products Trust           33-73140                     811-8220
ING VP Emerging Markets Fund, Inc.    33-73520                     811-8250
ING VP Natural Resources Trust        33-26116                     811-5710
USLICO Series Fund                    33-20957                     811-05451
ING Prime Rate Trust                  333-68239 ($5 mil)           811-5410
                                      333-61831 ($25 mil)          811-5410
ING Senior Income Fund                333-54910                    811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.


/s/ J. Michael Earley
------------------------------------
J. Michael Earley, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey
S. Puretz, Theresa K. Kelety and Michael J. Roland, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

   REGISTRANT                         1933 ACT SEC FILING #        1940 ACT SEC FILING #
   ING Investors Trust                33-23512                     811-5629
   ING Partners, Inc.                 333-32575                    811-08319
   ING Equity Trust                   333-56881                    811-8817
   ING Funds Trust                    333-59745                    811-8895
   ING Investment Funds, Inc.         002-34552                    811-1939
   ING Mayflower Trust                33-67852                     811-7978
   ING Mutual Funds                   33-56094                     811-7428
   ING Variable Insurance Trust       333-83071                    811-9477
   ING Variable Products Trust        33-73140                     811-8220
   ING VP Emerging Markets Fund, Inc. 33-73520                     811-8250
   ING VP Natural Resources Trust     33-26116                     811-5710
   USLICO Series Fund                 33-20957                     811-05451
   ING Prime Rate Trust               333-68239 ($5 mil)           811-5410
                                      333-61831 ($25 mil)          811-5410
   ING Senior Income Fund             333-54910                    811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.


/s/ James M. Hennessy
----------------------------
James M. Hennessy
      President and Chief Executive Officer
        ING Investors Trust and ING Partners, Inc.
      President, Chief Executive Officer and Chief Operating Officer
        ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING Variable Insurance Trust, ING Variable Products Trust, ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, USLICO Series Fund, ING Prime Rate Trust and ING Senior Income Fund.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                            1933 ACT SEC FILING #        1940 ACT SEC FILING #
ING Investors Trust                   33-23512                     811-5629
ING Partners, Inc.                    333-32575                    811-08319
ING Equity Trust                      333-56881                    811-8817
ING Funds Trust                       333-59745                    811-8895
ING Investment Funds, Inc.            002-34552                    811-1939
ING Mayflower Trust                   33-67852                     811-7978
ING Mutual Funds                      33-56094                     811-7428
ING Variable Insurance Trust          333-83071                    811-9477
ING Variable Products Trust           33-73140                     811-8220
ING VP Emerging Markets Fund, Inc.    33-73520                     811-8250
ING VP Natural Resources Trust        33-26116                     811-5710
USLICO Series Fund                    33-20957                     811-05451
ING Prime Rate Trust                  333-68239 ($5 mil)           811-5410
                                      333-61831 ($25 mil)          811-5410
ING Senior Income Fund                333-54910                    811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.


/s/ Jock Patton
--------------------------------
Jock Patton, Chairman, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Chairman and Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                            1933 ACT SEC FILING #        1940 ACT SEC FILING #
ING Investors Trust                   33-23512                     811-5629
ING Partners, Inc.                    333-32575                    811-08319
ING Equity Trust                      333-56881                    811-8817
ING Funds Trust                       333-59745                    811-8895
ING Investment Funds, Inc.            002-34552                    811-1939
ING Mayflower Trust                   33-67852                     811-7978
ING Mutual Funds                      33-56094                     811-7428
ING Variable Insurance Trust          333-83071                    811-9477
ING Variable Products Trust           33-73140                     811-8220
ING VP Emerging Markets Fund, Inc.    33-73520                     811-8250
ING VP Natural Resources Trust        33-26116                     811-5710
USLICO Series Fund                    33-20957                     811-05451
ING Prime Rate Trust                  333-68239 ($5 mil)           811-5410
                                      333-61831 ($25 mil)          811-5410
ING Senior Income Fund                333-54910                    811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.


/s/ John G. Turner
-----------------------------------------
John G. Turner, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey
S. Puretz, Theresa K. Kelety and James M. Hennessy, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                            1933 ACT SEC FILING #        1940 ACT SEC FILING #
ING Investors Trust                   33-23512                     811-5629
ING Partners, Inc.                    333-32575                    811-08319
ING Equity Trust                      333-56881                    811-8817
ING Funds Trust                       333-59745                    811-8895
ING Investment Funds, Inc.            002-34552                    811-1939
ING Mayflower Trust                   33-67852                     811-7978
ING Mutual Funds                      33-56094                     811-7428
ING Variable Insurance Trust          333-83071                    811-9477
ING Variable Products Trust           33-73140                     811-8220
ING VP Emerging Markets Fund, Inc.    33-73520                     811-8250
ING VP Natural Resources Trust        33-26116                     811-5710
USLICO Series Fund                    33-20957                     811-05451
ING Prime Rate Trust                  333-68239 ($5 mil)           811-5410
                                      333-61831 ($25 mil)          811-5410
ING Senior Income Fund                333-54910                    811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.


/s/ Michael J. Roland
-----------------------------
Michael J. Roland
      Executive Vice President and Chief Financial Officer
        ING Investors Trust
      Chief Financial Officer and Treasurer
        ING Partners, Inc.
      Executive Vice President, Principal Financial Officer and Assistant
        Secretary ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING Variable Insurance Trust, ING Variable Products Trust, ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, USLICO Series Fund, ING Prime Rate Trust and ING Senior Income Fund.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                            1933 ACT SEC FILING #        1940 ACT SEC FILING #
ING Investors Trust                   33-23512                     811-5629
ING Partners, Inc.                    333-32575                    811-08319
ING Equity Trust                      333-56881                    811-8817
ING Funds Trust                       333-59745                    811-8895
ING Investment Funds, Inc.            002-34552                    811-1939
ING Mayflower Trust                   33-67852                     811-7978
ING Mutual Funds                      33-56094                     811-7428
ING Variable Insurance Trust          333-83071                    811-9477
ING Variable Products Trust           33-73140                     811-8220
ING VP Emerging Markets Fund, Inc.    33-73520                     811-8250
ING VP Natural Resources Trust        33-26116                     811-5710
USLICO Series Fund                    33-20957                     811-05451
ING Prime Rate Trust                  333-68239 ($5 mil)           811-5410
                                      333-61831 ($25 mil)          811-5410
ING Senior Income Fund                333-54910                    811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.


/s/ R. Barbara Gitenstein
----------------------------------------
R. Barbara Gitenstein, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                            1933 ACT SEC FILING #        1940 ACT SEC FILING #
ING Investors Trust                   33-23512                     811-5629
ING Partners, Inc.                    333-32575                    811-08319
ING Equity Trust                      333-56881                    811-8817
ING Funds Trust                       333-59745                    811-8895
ING Investment Funds, Inc.            002-34552                    811-1939
ING Mayflower Trust                   33-67852                     811-7978
ING Mutual Funds                      33-56094                     811-7428
ING Variable Insurance Trust          333-83071                    811-9477
ING Variable Products Trust           33-73140                     811-8220
ING VP Emerging Markets Fund, Inc.    33-73520                     811-8250
ING VP Natural Resources Trust        33-26116                     811-5710
USLICO Series Fund                    33-20957                     811-05451
ING Prime Rate Trust                  333-68239 ($5 mil)           811-5410
                                      333-61831 ($25 mil)          811-5410
ING Senior Income Fund                333-54910                    811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.


/s/ Richard A. Wedemeyer
---------------------------------------
Richard A. Wedemeyer, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                            1933 ACT SEC FILING #        1940 ACT SEC FILING #
ING Investors Trust                   33-23512                     811-5629
ING Partners, Inc.                    333-32575                    811-08319
ING Equity Trust                      333-56881                    811-8817
ING Funds Trust                       333-59745                    811-8895
ING Investment Funds, Inc.            002-34552                    811-1939
ING Mayflower Trust                   33-67852                     811-7978
ING Mutual Funds                      33-56094                     811-7428
ING Variable Insurance Trust          333-83071                    811-9477
ING Variable Products Trust           33-73140                     811-8220
ING VP Emerging Markets Fund, Inc.    33-73520                     811-8250
ING VP Natural Resources Trust        33-26116                     811-5710
USLICO Series Fund                    33-20957                     811-05451
ING Prime Rate Trust                  333-68239 ($5 mil)           811-5410
                                      333-61831 ($25 mil)          811-5410
ING Senior Income Fund                333-54910                    811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.


/s/ Roger B. Vincent
-----------------------------------
Roger B. Vincent, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                            1933 ACT SEC FILING #        1940 ACT SEC FILING #
ING Investors Trust                   33-23512                     811-5629
ING Partners, Inc.                    333-32575                    811-08319
ING Equity Trust                      333-56881                    811-8817
ING Funds Trust                       333-59745                    811-8895
ING Investment Funds, Inc.            002-34552                    811-1939
ING Mayflower Trust                   33-67852                     811-7978
ING Mutual Funds                      33-56094                     811-7428
ING Variable Insurance Trust          333-83071                    811-9477
ING Variable Products Trust           33-73140                     811-8220
ING VP Emerging Markets Fund, Inc.    33-73520                     811-8250
ING VP Natural Resources Trust        33-26116                     811-5710
USLICO Series Fund                    33-20957                     811-05451
ING Prime Rate Trust                  333-68239 ($5 mil)           811-5410
                                      333-61831 ($25 mil)          811-5410
ING Senior Income Fund                333-54910                    811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.


/s/ Thomas J. McInerney
--------------------------------------
Thomas J. McInerney, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                            1933 ACT SEC FILING #        1940 ACT SEC FILING #
ING Investors Trust                   33-23512                     811-5629
ING Partners, Inc.                    333-32575                    811-08319
ING Equity Trust                      333-56881                    811-8817
ING Funds Trust                       333-59745                    811-8895
ING Investment Funds, Inc.            002-34552                    811-1939
ING Mayflower Trust                   33-67852                     811-7978
ING Mutual Funds                      33-56094                     811-7428
ING Variable Insurance Trust          333-83071                    811-9477
ING Variable Products Trust           33-73140                     811-8220
ING VP Emerging Markets Fund, Inc.    33-73520                     811-8250
ING VP Natural Resources Trust        33-26116                     811-5710
USLICO Series Fund                    33-20957                     811-05451
ING Prime Rate Trust                  333-68239 ($5 mil)           811-5410
                                      333-61831 ($25 mil)          811-5410
ING Senior Income Fund                333-54910                    811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.


/s/ Walter H. May
--------------------------------
Walter H. May, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                            1933 ACT SEC FILING #        1940 ACT SEC FILING #
ING Investors Trust                   33-23512                     811-5629
ING Partners, Inc.                    333-32575                    811-08319
ING Equity Trust                      333-56881                    811-8817
ING Funds Trust                       333-59745                    811-8895
ING Investment Funds, Inc.            002-34552                    811-1939
ING Mayflower Trust                   33-67852                     811-7978
ING Mutual Funds                      33-56094                     811-7428
ING Variable Insurance Trust          333-83071                    811-9477
ING Variable Products Trust           33-73140                     811-8220
ING VP Emerging Markets Fund, Inc.    33-73520                     811-8250
ING VP Natural Resources Trust        33-26116                     811-5710
USLICO Series Fund                    33-20957                     811-05451
ING Prime Rate Trust                  333-68239 ($5 mil)           811-5410
                                      333-61831 ($25 mil)          811-5410
ING Senior Income Fund                333-54910                    811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.


/s/ John V. Boyer
--------------------------------
John V. Boyer, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

REGISTRANT                            1933 ACT SEC FILING #        1940 ACT SEC FILING #
ING Investors Trust                   33-23512                     811-5629
ING Partners, Inc.                    333-32575                    811-08319
ING Equity Trust                      333-56881                    811-8817
ING Funds Trust                       333-59745                    811-8895
ING Investment Funds, Inc.            002-34552                    811-1939
ING Mayflower Trust                   33-67852                     811-7978
ING Mutual Funds                      33-56094                     811-7428
ING Variable Insurance Trust          333-83071                    811-9477
ING Variable Products Trust           33-73140                     811-8220
ING VP Emerging Markets Fund, Inc.    33-73520                     811-8250
ING VP Natural Resources Trust        33-26116                     811-5710
USLICO Series Fund                    33-20957                     811-05451
ING Prime Rate Trust                  333-68239 ($5 mil)           811-5410
                                      333-61831 ($25 mil)          811-5410
ING Senior Income Fund                333-54910                    811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 1, 2005.


/s/ Patrick Kenny
--------------------------------
Patrick Kenny, Director/Trustee